UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Convertible Securities Fund
Class A [FISCX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,693,838,876
Total Number of Portfolio Holdings*	75
Portfolio Turnover Rate	12.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Convertible Securities Fund	PAGE 1	137-STSR-0625

Franklin Convertible Securities Fund
Class C [FROTX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$78	1.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,693,838,876
Total Number of Portfolio Holdings*	75
Portfolio Turnover Rate	12.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Convertible Securities Fund	PAGE 1	237-STSR-0625

Franklin Convertible Securities Fund
Class R6 [FCSKX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$25	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,693,838,876
Total Number of Portfolio Holdings*	75
Portfolio Turnover Rate	12.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Convertible Securities Fund	PAGE 1	837-STSR-0625

Franklin Convertible Securities Fund
Advisor Class [FCSZX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$28	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,693,838,876
Total Number of Portfolio Holdings*	75
Portfolio Turnover Rate	12.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Convertible Securities Fund	PAGE 1	637-STSR-0625

Franklin Equity Income Fund
Class A [FISEX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$40	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,957,629,597
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	16.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Equity Income Fund	PAGE 1	139-STSR-0625

Franklin Equity Income Fund
Class C [FRETX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$76	1.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,957,629,597
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	16.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Equity Income Fund	PAGE 1	239-STSR-0625

Franklin Equity Income Fund
Class R [FREIX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$52	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,957,629,597
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	16.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Equity Income Fund	PAGE 1	839-STSR-0625

Franklin Equity Income Fund
Class R6 [FEIQX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$24	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,957,629,597
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	16.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Equity Income Fund	PAGE 1	369-STSR-0625

Franklin Equity Income Fund
Advisor Class [FEIFX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$27	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,957,629,597
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	16.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Equity Income Fund	PAGE 1	639-STSR-0625

Franklin Floating Rate Daily Access Fund
Class A [FAFRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.93%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,472,826,620
Total Number of Portfolio Holdings*	293
Portfolio Turnover Rate	20.04%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Floating Rate Daily Access Fund	PAGE 1	489-STSR-0625

Franklin Floating Rate Daily Access Fund
Class C [FCFRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.33%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,472,826,620
Total Number of Portfolio Holdings*	293
Portfolio Turnover Rate	20.04%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Floating Rate Daily Access Fund	PAGE 1	589-STSR-0625

Franklin Floating Rate Daily Access Fund
Class R6 [FFRDX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$30	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,472,826,620
Total Number of Portfolio Holdings*	293
Portfolio Turnover Rate	20.04%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Floating Rate Daily Access Fund	PAGE 1	389-STSR-0625

Franklin Floating Rate Daily Access Fund
Advisor Class [FDAAX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$34	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,472,826,620
Total Number of Portfolio Holdings*	293
Portfolio Turnover Rate	20.04%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Floating Rate Daily Access Fund	PAGE 1	689-STSR-0625

Franklin Long Duration Credit Fund
Class R6 [FLDBX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Long Duration Credit Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$6	0.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$69,436,906
Total Number of Portfolio Holdings*	327
Portfolio Turnover Rate	16.71%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Long Duration Credit Fund	PAGE 1	814-STSR-0625

Franklin Low Duration Total Return Fund
Class A [FLDAX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$33	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,963,820,717
Total Number of Portfolio Holdings*	750
Portfolio Turnover Rate	35.55%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration Total Return Fund	PAGE 1	401-STSR-0625

Franklin Low Duration Total Return Fund
Class C [FLDCX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$53	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,963,820,717
Total Number of Portfolio Holdings*	750
Portfolio Turnover Rate	35.55%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration Total Return Fund	PAGE 1	501-STSR-0625

Franklin Low Duration Total Return Fund
Class R [FLDRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$46	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,963,820,717
Total Number of Portfolio Holdings*	750
Portfolio Turnover Rate	35.55%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration Total Return Fund	PAGE 1	8001-STSR-0625

Franklin Low Duration Total Return Fund
Class R6 [FLRRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$15	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,963,820,717
Total Number of Portfolio Holdings*	750
Portfolio Turnover Rate	35.55%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration Total Return Fund	PAGE 1	354-STSR-0625

Franklin Low Duration Total Return Fund
Advisor Class [FLDZX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$21	0.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,963,820,717
Total Number of Portfolio Holdings*	750
Portfolio Turnover Rate	35.55%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration Total Return Fund	PAGE 1	621-STSR-0625

Franklin Low Duration U.S. Government Securities Fund
Class A [FISAX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$396,564,288
Total Number of Portfolio Holdings*	1,237
Portfolio Turnover Rate	8.34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	138-STSR-0625

Franklin Low Duration U.S. Government Securities Fund
Class A1 [FAUGX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$34	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$396,564,288
Total Number of Portfolio Holdings*	1,237
Portfolio Turnover Rate	8.34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	968-STSR-0625

Franklin Low Duration U.S. Government Securities Fund
Class C [FCSCX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$62	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$396,564,288
Total Number of Portfolio Holdings*	1,237
Portfolio Turnover Rate	8.34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	238-STSR-0625

Franklin Low Duration U.S. Government Securities Fund
Class R6 [FAURX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$396,564,288
Total Number of Portfolio Holdings*	1,237
Portfolio Turnover Rate	8.34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	838-STSR-0625

Franklin Low Duration U.S. Government Securities Fund
Advisor Class [FAUZX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$29	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$396,564,288
Total Number of Portfolio Holdings*	1,237
Portfolio Turnover Rate	8.34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	638-STSR-0625

Franklin Managed Income Fund
Class A [FBLAX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$44	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,257,960,700
Total Number of Portfolio Holdings*	165
Portfolio Turnover Rate	28.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Managed Income Fund	PAGE 1	424-STSR-0625

Franklin Managed Income Fund
Class C [FBMCX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$81	1.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,257,960,700
Total Number of Portfolio Holdings*	165
Portfolio Turnover Rate	28.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Managed Income Fund	PAGE 1	517-STSR-0625

Franklin Managed Income Fund
Class R [FBFQX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$57	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,257,960,700
Total Number of Portfolio Holdings*	165
Portfolio Turnover Rate	28.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Managed Income Fund	PAGE 1	817-STSR-0625

Franklin Managed Income Fund
Class R6 [FBFRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$29	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,257,960,700
Total Number of Portfolio Holdings*	165
Portfolio Turnover Rate	28.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Managed Income Fund	PAGE 1	317-STSR-0625

Franklin Managed Income Fund
Advisor Class [FBFZX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,257,960,700
Total Number of Portfolio Holdings*	165
Portfolio Turnover Rate	28.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Managed Income Fund	PAGE 1	624-STSR-0625

Franklin Total Return Fund
Class A [FKBAX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,069,248,358
Total Number of Portfolio Holdings*	849
Portfolio Turnover Rate	106.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Total Return Fund	PAGE 1	460-STSR-0625

Franklin Total Return Fund
Class C [FCTLX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$61	1.22%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,069,248,358
Total Number of Portfolio Holdings*	849
Portfolio Turnover Rate	106.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Total Return Fund	PAGE 1	560-STSR-0625

Franklin Total Return Fund
Class R [FTRRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$54	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,069,248,358
Total Number of Portfolio Holdings*	849
Portfolio Turnover Rate	106.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Total Return Fund	PAGE 1	860-STSR-0625

Franklin Total Return Fund
Class R6 [FRERX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$23	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,069,248,358
Total Number of Portfolio Holdings*	849
Portfolio Turnover Rate	106.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Total Return Fund	PAGE 1	360-STSR-0625

Franklin Total Return Fund
Advisor Class [FBDAX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$28	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,069,248,358
Total Number of Portfolio Holdings*	849
Portfolio Turnover Rate	106.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Total Return Fund	PAGE 1	660-STSR-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Investors Securities
Trust
Financial Statements and Other Important Information
Semi-Annual | April 30, 2025
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Long Duration Credit Fund
Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government Securities Fund
Franklin Managed Income Fund
Franklin Total Return Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 213
Notes to Financial Statements 225
Changes In and Disagreements with Accountants 265
Results of Meeting(s) of Shareholders 265
Remuneration Paid to Directors, Officers and Others 265
Board Approval of Management and Subadvisory Agreements 265

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

o
a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.93 $18.90 $20.43 $31.15 $27.11 $22.13
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.20 0.18 0.14 0.19 0.22
Net realized and unrealized gains (losses) 0.29 4.34 (0.02) (5.47) 7.01 6.67
Total from investment operations ........ 0.43 4.54 0.16 (5.33) 7.20 6.89
Less distributions from:
Net investment income .............. (0.17) (0.22) (0.16) (0.15) (0.23) (0.30)
Net realized gains ................. (0.71) (0.29) (1.53) (5.24) (2.93) (1.61)
Total distributions ................... (0.88) (0.51) (1.69) (5.39) (3.16) (1.91)
Net asset value, end of period .......... $22.48 $22.93 $18.90 $20.43 $31.15 $27.11
Total return
c
....................... 1.74% 24.28% 0.62% (19.94)% 27.98% 33.49%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.83% 0.82% 0.83% 0.83% 0.83%
Expenses net of waiver and payments by
affiliates .......................... 0.81% 0.82% 0.81%
e
0.83%
e,f
0.82%
e
0.83%
e,f
Net investment income ............... 1.22% 0.93% 0.91% 0.61% 0.64% 0.96%
Supplemental data
Net assets , end of period (000’s) ........ $915,033 $961,707 $901,820 $1,067,202 $1,621,832 $1,385,821
Portfolio turnover rate ................ 12.85% 37.31% 22.92% 6.64% 32.67% 32.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.29 $18.38 $19.92 $30.53 $26.66 $21.77
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.05 0.04 0.03 (0.03) (0.03) 0.05
Net realized and unrealized gains (losses) 0.28 4.22 (0.02) (5.34) 6.89 6.56
Total from investment operations ........ 0.33 4.26 0.01 (5.37) 6.86 6.61
Less distributions from:
Net investment income .............. (0.08) (0.06) (0.02) — (0.06) (0.11)
Net realized gains ................. (0.71) (0.29) (1.53) (5.24) (2.93) (1.61)
Total distributions ................... (0.79) (0.35) (1.55) (5.24) (2.99) (1.72)
Net asset value, end of period .......... $21.83 $22.29 $18.38 $19.92 $30.53 $26.66
Total return
c
....................... 1.34% 23.37% (0.16)% (20.53)% 27.04% 32.48%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.57% 1.58% 1.57% 1.58% 1.57% 1.59%
Expenses net of waiver and payments by
affiliates .......................... 1.56% 1.57% 1.56%
e
1.57%
e
1.57%
e,f
1.58%
e
Net investment income (loss) .......... 0.47% 0.17% 0.15% (0.15)% (0.10)% 0.21%
Supplemental data
Net assets , end of period (000’s) ........ $41,894 $53,128 $67,313 $100,936 $198,611 $233,295
Portfolio turnover rate ................ 12.85% 37.31% 22.92% 6.64% 32.67% 32.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.16 $19.08 $20.62 $31.39 $27.29 $22.28
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.27 0.25 0.22 0.29 0.31
Net realized and unrealized gains (losses) 0.28 4.39 (0.03) (5.52) 7.07 6.69
Total from investment operations ........ 0.46 4.66 0.22 (5.30) 7.36 7.00
Less distributions from:
Net investment income .............. (0.20) (0.29) (0.23) (0.23) (0.33) (0.38)
Net realized gains ................. (0.71) (0.29) (1.53) (5.24) (2.93) (1.61)
Total distributions ................... (0.91) (0.58) (1.76) (5.47) (3.26) (1.99)
Net asset value, end of period .......... $22.71 $23.16 $19.08 $20.62 $31.39 $27.29
Total return
c
....................... 1.88% 24.71% 0.89% (19.65)% 28.43% 33.89%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.51% 0.51% 0.51% 0.53% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.50% 0.50% 0.49%
e
0.48%
e
0.50%
e
0.50%
e
Net investment income ............... 1.53% 1.25% 1.23% 0.95% 0.97% 1.30%
Supplemental data
Net assets , end of period (000’s) ........ $104,443 $99,998 $89,591 $95,418 $127,846 $113,642
Portfolio turnover rate ................ 12.85% 37.31% 22.92% 6.64% 32.67% 32.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.93 $18.90 $20.43 $31.16 $27.11 $22.14
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.25 0.23 0.20 0.26 0.28
Net realized and unrealized gains (losses) 0.29 4.34 (0.02) (5.48) 7.03 6.66
Total from investment operations ........ 0.46 4.59 0.21 (5.28) 7.29 6.94
Less distributions from:
Net investment income .............. (0.20) (0.27) (0.21) (0.21) (0.31) (0.36)
Net realized gains ................. (0.71) (0.29) (1.53) (5.24) (2.93) (1.61)
Total distributions ................... (0.91) (0.56) (1.74) (5.45) (3.24) (1.97)
Net asset value, end of period .......... $22.48 $22.93 $18.90 $20.43 $31.16 $27.11
Total return
c
....................... 1.87% 24.59% 0.87% (19.75)% 28.34% 33.80%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.58% 0.57% 0.58% 0.58% 0.58%
Expenses net of waiver and payments by
affiliates .......................... 0.56% 0.57% 0.56%
e
0.58%
e,f
0.57%
e
0.58%
e,f
Net investment income ............... 1.47% 1.18% 1.16% 0.85% 0.89% 1.20%
Supplemental data
Net assets , end of period (000’s) ........ $1,632,469 $1,655,834 $1,474,802 $1,894,863 $3,355,546 $2,773,524
Portfolio turnover rate ................ 12.85% 37.31% 22.92% 6.64% 32.67% 32.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Convertible Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 11.9%
Capital Markets 3.7%
Ares Management Corp. , B , 6.75% ...................... United States 1,066,000 $ 52,628,420
a
KKR & Co., Inc. , D , 6.25% ............................. United States 967,000 46,348,310
98,976,730
Chemicals 1.2%
b
Albemarle Corp. , 7.25% .............................. United States 1,063,200 32,565,816
Electric Utilities 1.8%
NextEra Energy, Inc. , 7.299% .......................... United States 1,040,000 48,245,600
Financial Services 2.2%
Apollo Global Management, Inc. , 6.75% .................. United States 810,000 58,417,200
Semiconductors & Semiconductor Equipment 1.1%
a
Microchip Technology, Inc. , 7.5% ........................ United States 636,000 30,184,560
a
Technology Hardware, Storage & Peripherals 1.9%
Hewlett Packard Enterprise Co. , 7.625% .................. United States 1,020,000 51,204,000
Total Convertible Preferred Stocks (Cost $ 326,918,325 ) ........................
319,593,906
Principal
Amount
*
Convertible Bonds 86.4%
Aerospace & Defense 2.1%
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ..........
United States 20,800,000 56,450,144
Biotechnology 8.9%
Ascendis Pharma A/S , Senior Note , 2.25% , 4/01/28 .........
Denmark 32,500,000 40,516,419
c
Bridgebio Pharma, Inc. , Senior Note , 144A, 1.75% , 3/01/31 .... United States 46,200,000 50,685,878
Immunocore Holdings plc , Senior Note , 2.5% , 2/01/30 ........
United Kingdom 20,000,000 17,110,982
Insmed, Inc. , Senior Note , 0.75% , 6/01/28 .................
United States 22,000,000 49,579,452
Mirum Pharmaceuticals, Inc. , Senior Note , 4% , 5/01/29 .......
United States 16,500,000 26,181,375
PTC Therapeutics, Inc. , Senior Note , 1.5% , 9/15/26 ..........
United States 48,000,000 56,000,788
240,074,894
Broadline Retail 3.8%
c ,d
Alibaba Group Holding Ltd. , Senior Note , 144A, 0.5% , 6/01/31 . China 37,000,000 48,664,250
Etsy, Inc. , Senior Note , 0.125% , 9/01/27 ..................
United States 59,500,000 52,702,125
101,366,375
Communications Equipment 0.8%
Viavi Solutions, Inc. , 1.625% , 3/15/26 ....................
United States 20,709,000 21,766,415
Construction & Engineering 1.5%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 39,000,000 41,076,750
Consumer Staples Distribution & Retail 1.1%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 21,000,000 30,248,373
Electric Utilities 3.5%
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 52,000,000 54,152,800
c
TXNM Energy, Inc. , Junior Sub. Bond , 144A, 5.75% , 6/01/54 ... United States 31,500,000 39,337,200
93,490,000
Energy Equipment & Services 1.0%
Oil States International, Inc. , Senior Note , 4.75% , 4/01/26 .....
United States 28,000,000 26,684,000

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Entertainment 0.5%
c
Live Nation Entertainment, Inc. , Senior Note , 144A, 2.875% ,
1/15/30 ......................................... United States 13,600,000 $ 14,096,400
Financial Services 3.8%
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 50,000,000 44,550,000
e
Shift4 Payments, Inc. ,
Senior Note , Zero Cpn., 12/15/25 ..................... United States 19,000,000 21,555,500
Senior Note , 0.5% , 8/01/27 .......................... United States 35,000,000 35,595,000
101,700,500
Food Products 2.7%
Freshpet, Inc. , Senior Note , 3% , 4/01/28 ..................
United States 22,500,000 29,610,000
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 36,000,000 42,482,477
72,092,477
Ground Transportation 4.2%
c
Lyft, Inc. , Senior Note , 144A, 0.625% , 3/01/29 .............. United States 54,300,000 53,078,250
e
Uber Technologies, Inc. ,
Senior Note , Zero Cpn., 12/15/25 ..................... United States 30,000,000 33,645,000
2028 , Senior Note , 0.875% , 12/01/28 .................. United States 20,500,000 26,967,750
113,691,000
Health Care Equipment & Supplies 8.4%
Dexcom, Inc. ,
Senior Note , 0.25% , 11/15/25 ........................ United States 26,000,000 25,382,316
Senior Note , 0.375% , 5/15/28 ........................ United States 32,250,000 29,298,344
Haemonetics Corp. ,
e
Senior Note , 4 .81% , 3/01/26 ......................... United States 25,500,000 24,513,150
c
Senior Note , 144A, 2.5% , 6/01/29 ..................... United States 31,000,000 29,620,500
Insulet Corp. , Senior Note , 0.375% , 9/01/26 ...............
United States 50,000,000 62,029,910
c
Integer Holdings Corp. , Senior Note , 144A, 1.875% , 3/15/30 ... United States 52,500,000 55,702,500
226,546,720
Health Care REITs 2.3%
c
Welltower OP LLC , Senior Note , 144A, 3.125% , 7/15/29 ...... United States 47,000,000 62,721,500
Hotel & Resort REITs 0.9%
Pebblebrook Hotel Trust , Senior Note , 1.75% , 12/15/26 .......
United States 26,000,000 24,213,800
Hotels, Restaurants & Leisure 2.6%
Booking Holdings, Inc. , Senior Note , 0.75% , 5/01/25 .........
United States 9,000,000 23,232,615
e
Vail Resorts, Inc. , Senior Note , 5 .62% , 1/01/26 ............. United States 48,000,000 46,260,000
69,492,615
Industrial REITs 2.2%
c
Rexford Industrial Realty LP ,
Senior Note , 144A, 4.375% , 3/15/27 ................... United States 20,000,000 19,790,000
Senior Note , 144A, 4.125% , 3/15/29 ................... United States 40,000,000 39,100,000
58,890,000
Interactive Media & Services 0.8%
c
Snap, Inc. , Senior Note , 144A, 0.5% , 5/01/30 .............. United States 28,000,000 23,030,000

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
IT Services 6.0%
e
Cloudflare, Inc. , Senior Note , 0 .04% , 8/15/26 ............... United States 58,200,000 $ 59,233,050
Okta, Inc. , Senior Note , 0.125% , 9/01/25 ..................
United States 53,000,000 52,258,000
c
Snowflake, Inc. , Senior Note , 144A, Zero Cpn., 10/01/29 ...... United States 40,000,000 49,695,000
161,186,050
Leisure Products 1.8%
c
Peloton Interactive, Inc. , Senior Note , 144A, 5.5% , 12/01/29 ... United States 27,000,000 48,454,287
Life Sciences Tools & Services 1.4%
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 36,000,000 36,931,140
Media 3.0%
c
Liberty Broadband Corp. , Senior Bond , 144A, 3.125% , 3/31/53 . United States 55,500,000 56,223,510
Sirius XM Holdings, Inc. , Senior Note , 3.75% , 3/15/28 ........
United States 23,000,000 23,621,000
79,844,510
Metals & Mining 1.4%
c
B2Gold Corp. , Senior Note , 144A, 2.75% , 2/01/30 ........... Canada 30,300,000 37,128,863
Multi-Utilities 2.2%
CenterPoint Energy, Inc. , Senior Note , 4.25% , 8/15/26 ........
United States 51,500,000 58,220,750
Pharmaceuticals 2.1%
Jazz Investments I Ltd. ,
Senior Note , 2% , 6/15/26 ........................... United States 35,000,000 36,110,659
c
Senior Note , 144A, 3.125% , 9/15/30 ................... United States 20,000,000 21,819,321
57,929,980
Real Estate Management & Development 1.2%
Zillow Group, Inc. , Senior Note , 2.75% , 5/15/25 .............
United States 31,500,000 31,839,340
Semiconductors & Semiconductor Equipment 4.5%
c ,e
MACOM Technology Solutions Holdings, Inc. , Senior Note , 144A,
1 .37% , 12/15/29 ................................... United States 45,366,000 42,594,087
c
Microchip Technology, Inc. , Senior Note , 144A, 0.75% , 6/01/30 . United States 27,000,000 25,441,700
c
MKS Instruments, Inc. , Senior Note , 144A, 1.25% , 6/01/30 .... United States 40,000,000 34,497,259
Wolfspeed, Inc. ,
Senior Note , 0.25% , 2/15/28 ......................... United States 29,900,000 9,896,900
Senior Note , 1.875% , 12/01/29 ....................... United States 35,000,000 10,167,500
122,597,446
Software 7.3%
c
Alkami Technology, Inc. , Senior Note , 144A, 1.5% , 3/15/30 .... United States 19,300,000 21,064,101
e
BILL Holdings, Inc. ,
Senior Note , 6 .56% , 12/01/25 ........................ United States 4,676,000 4,502,988
c
Senior Note , 144A, 3 .28% , 4/01/30 .................... United States 32,800,000 27,978,400
c ,e
Datadog, Inc. , Senior Note , 144A, 2 .23% , 12/01/29 .......... United States 23,400,000 21,153,191
c
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 8,000,000 8,816,000
HubSpot, Inc. , Senior Note , 0.375% , 6/01/25 ...............
United States 19,500,000 41,681,250
c
Nutanix, Inc. , Senior Note , 144A, 0.5% , 12/15/29 ............ United States 17,500,000 18,932,547
Workiva, Inc. ,
Senior Note , 1.125% , 8/15/26 ........................ United States 7,000,000 7,787,500
Senior Note , 1.25% , 8/15/28 ......................... United States 49,000,000 46,268,250
198,184,227

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Specialty Retail 4.4%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 42,287,000 $ 54,381,082
RealReal, Inc. (The) , Senior Note , 4% , 2/15/31 .............
United States 24,000,000 20,733,512
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 47,250,000 44,037,000
119,151,594
Total Convertible Bonds (Cost $ 2,166,611,588 ) ................................
2,329,100,150
Total Long Term Investments (Cost $ 2,493,529,913 ) ...........................
2,648,694,056
a
Short Term Investments 1.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.4%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 37,700,220 37,700,220
Total Money Market Funds (Cost $ 37,700,220 ) ................................
37,700,220
h
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 7,324,000 7,324,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 7,324,000 ) ..........................................................
7,324,000
Total Short Term Investments (Cost $ 45,024,220 ) ..............................
45,024,220
a
Total Investments (Cost $ 2,538,554,133 ) 100.0% ..............................
$2,693,718,276
Other Assets, less Liabilities 0.0%
†
..........................................
120,600
Net Assets 100.0% .........................................................
$2,693,838,876
a a a
See Abbreviations on page 264 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2025. See Note 1(h).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $849,624,744, representing 31.5% of net assets.
d
Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At April 30, 2025, the value of this security was $48,664,250, representing
1.8% of net assets.
e
The rate shown represents the yield at period end.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(h) regarding securities on loan.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $34.29 $26.71 $28.35 $33.10 $24.22 $26.23
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.53 0.55 0.49 0.44 0.49
Net realized and unrealized gains (losses) (1.27) 8.28 (0.57) (2.94) 9.26 (1.11)
Total from investment operations ........ (1.01) 8.81 (0.02) (2.45) 9.70 (0.62)
Less distributions from:
Net investment income .............. (0.36) (0.75) (0.72) (0.63) (0.60) (0.63)
Net realized gains ................. (2.56) (0.48) (0.90) (1.67) (0.22) (0.76)
Total distributions ................... (2.92) (1.23) (1.62) (2.30) (0.82) (1.39)
Net asset value, end of period .......... $30.36 $34.29 $26.71 $28.35 $33.10 $24.22
Total return
c
....................... (3.17)% 33.65% (0.25)% (7.84)% 40.58% (2.43)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.83% 0.83% 0.83% 0.85% 0.86%
Expenses net of waiver and payments by
affiliates .......................... 0.81% 0.82% 0.82%
e
0.82%
e
0.85%
e,f
0.85%
e
Net investment income ............... 1.62% 1.71% 1.93% 1.64% 1.47% 1.98%
Supplemental data
Net assets , end of period (000’s) ........ $3,246,505 $3,437,772 $2,777,434 $2,841,036 $2,952,462 $1,953,985
Portfolio turnover rate ................ 16.42% 29.71% 29.01% 25.41% 25.49% 26.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $34.04 $26.53 $28.11 $32.83 $24.03 $26.01
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.30 0.34 0.26 0.22 0.30
Net realized and unrealized gains (losses) (1.26) 8.20 (0.56) (2.91) 9.17 (1.10)
Total from investment operations ........ (1.12) 8.50 (0.22) (2.65) 9.39 (0.80)
Less distributions from:
Net investment income .............. (0.24) (0.51) (0.46) (0.40) (0.37) (0.42)
Net realized gains ................. (2.56) (0.48) (0.90) (1.67) (0.22) (0.76)
Total distributions ................... (2.80) (0.99) (1.36) (2.07) (0.59) (1.18)
Net asset value, end of period .......... $30.12 $34.04 $26.53 $28.11 $32.83 $24.03
Total return
c
....................... (3.51)% 32.63% (0.97)% (8.53)% 39.51% (3.19)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.57% 1.58% 1.58% 1.58% 1.60% 1.61%
Expenses net of waiver and payments by
affiliates .......................... 1.56% 1.57% 1.57%
e
1.57%
e
1.60%
e,f
1.60%
e
Net investment income ............... 0.87% 0.96% 1.20% 0.89% 0.73% 1.23%
Supplemental data
Net assets , end of period (000’s) ........ $96,778 $107,490 $95,960 $181,548 $202,148 $161,707
Portfolio turnover rate ................ 16.42% 29.71% 29.01% 25.41% 25.49% 26.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $34.30 $26.72 $28.37 $33.12 $24.24 $26.23
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.46 0.48 0.42 0.36 0.43
Net realized and unrealized gains (losses) (1.27) 8.27 (0.57) (2.94) 9.27 (1.10)
Total from investment operations ........ (1.05) 8.73 (0.09) (2.52) 9.63 (0.67)
Less distributions from:
Net investment income .............. (0.32) (0.67) (0.66) (0.56) (0.53) (0.56)
Net realized gains ................. (2.56) (0.48) (0.90) (1.67) (0.22) (0.76)
Total distributions ................... (2.88) (1.15) (1.56) (2.23) (0.75) (1.32)
Net asset value, end of period .......... $30.37 $34.30 $26.72 $28.37 $33.12 $24.24
Total return
c
....................... (3.26)% 33.32% (0.52)% (8.07)% 40.22% (2.62)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.07% 1.08% 1.08% 1.08% 1.09% 1.08%
Expenses net of waiver and payments by
affiliates .......................... 1.06% 1.07% 1.07%
e
1.07%
e
1.09%
e,f
1.08%
e,f
Net investment income ............... 1.37% 1.45% 1.67% 1.40% 1.22% 1.75%
Supplemental data
Net assets , end of period (000’s) ........ $13,905 $14,654 $10,671 $9,580 $9,426 $5,795
Portfolio turnover rate ................ 16.42% 29.71% 29.01% 25.41% 25.49% 26.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $34.38 $26.77 $28.40 $33.17 $24.27 $26.29
Income from investment operations
a
:
Net investment income
b
............. 0.31 0.64 0.64 0.59 0.54 0.57
Net realized and unrealized gains (losses) (1.28) 8.30 (0.55) (2.95) 9.27 (1.11)
Total from investment operations ........ (0.97) 8.94 0.09 (2.36) 9.81 (0.54)
Less distributions from:
Net investment income .............. (0.42) (0.85) (0.82) (0.74) (0.69) (0.72)
Net realized gains ................. (2.56) (0.48) (0.90) (1.67) (0.22) (0.76)
Total distributions ................... (2.98) (1.33) (1.72) (2.41) (0.91) (1.48)
Net asset value, end of period .......... $30.43 $34.38 $26.77 $28.40 $33.17 $24.27
Total return
c
....................... (3.02)% 34.11% 0.08% (7.53)% 41.02% (2.07)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.50% 0.50% 0.51% 0.51% 0.53% 0.52%
Expenses net of waiver and payments by
affiliates .......................... 0.49% 0.49% 0.49%
e
0.49%
e
0.51%
e
0.51%
e
Net investment income ............... 1.94% 2.03% 2.26% 1.97% 1.80% 2.32%
Supplemental data
Net assets , end of period (000’s) ........ $223,004 $221,106 $149,692 $159,953 $150,328 $97,565
Portfolio turnover rate ................ 16.42% 29.71% 29.01% 25.41% 25.49% 26.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $34.36 $26.76 $28.40 $33.16 $24.26 $26.27
Income from investment operations
a
:
Net investment income
b
............. 0.30 0.61 0.62 0.56 0.51 0.55
Net realized and unrealized gains (losses) (1.27) 8.29 (0.57) (2.94) 9.28 (1.11)
Total from investment operations ........ (0.97) 8.90 0.05 (2.38) 9.79 (0.56)
Less distributions from:
Net investment income .............. (0.41) (0.82) (0.79) (0.71) (0.67) (0.69)
Net realized gains ................. (2.56) (0.48) (0.90) (1.67) (0.22) (0.76)
Total distributions ................... (2.97) (1.30) (1.69) (2.38) (0.89) (1.45)
Net asset value, end of period .......... $30.42 $34.36 $26.76 $28.40 $33.16 $24.26
Total return
c
....................... (3.03)% 33.98% (—)%
d
(7.62)% 40.94% (2.18)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.58% 0.58% 0.58% 0.60% 0.61%
Expenses net of waiver and payments by
affiliates .......................... 0.56% 0.57% 0.57%
f
0.57%
f
0.60%
f,g
0.60%
f
Net investment income ............... 1.87% 1.96% 2.18% 1.89% 1.70% 2.21%
Supplemental data
Net assets , end of period (000’s) ........ $377,437 $396,956 $329,595 $382,893 $378,891 $219,362
Portfolio turnover rate ................ 16.42% 29.71% 29.01% 25.41% 25.49% 26.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Rounds to less than 0.01%.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Equity Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 79.7%
Aerospace & Defense 2.0%
L3Harris Technologies, Inc. ............................ United States 37,500 $ 8,250,750
RTX Corp. ........................................ United States 550,000 69,371,500
77,622,250
Banks 7.3%
Bank of America Corp. ............................... United States 2,815,000 112,262,200
JPMorgan Chase & Co. ............................... United States 716,500 175,270,230
287,532,430
Beverages 2.8%
Coca-Cola Co. (The) ................................. United States 908,500 65,911,675
PepsiCo, Inc. ...................................... United States 322,500 43,724,550
109,636,225
Capital Markets 8.5%
Ares Management Corp. , A ............................ United States 162,500 24,786,125
BlackRock, Inc. ..................................... United States 60,000 54,855,600
Blackstone, Inc. .................................... United States 355,000 46,757,050
Charles Schwab Corp. (The) ........................... United States 1,002,500 81,603,500
Morgan Stanley ..................................... United States 1,112,500 128,404,750
336,407,025
Chemicals 2.0%
Corteva, Inc. ....................................... United States 525,000 32,544,750
Linde plc .......................................... United States 100,000 45,323,000
77,867,750
Commercial Services & Supplies 0.3%
Republic Services, Inc. , A ............................. United States 50,000 12,537,500
Communications Equipment 1.7%
Cisco Systems, Inc. ................................. United States 1,180,000 68,121,400
Consumer Finance 1.3%
American Express Co. ............................... United States 192,500 51,283,925
Consumer Staples Distribution & Retail 3.4%
Casey's General Stores, Inc. ........................... United States 78,500 36,313,315
Walmart, Inc. ...................................... United States 1,007,500 97,979,375
134,292,690
Electric Utilities 5.5%
Duke Energy Corp. .................................. United States 845,000 103,106,900
Evergy, Inc. ........................................ United States 520,000 35,932,000
NextEra Energy, Inc. ................................. United States 375,000 25,080,000
PPL Corp. ......................................... United States 1,450,000 52,925,000
217,043,900
Electrical Equipment 3.2%
Eaton Corp. plc ..................................... United States 260,000 76,536,200
Emerson Electric Co. ................................ United States 120,000 12,613,200
Hubbell, Inc. , B ..................................... United States 108,000 39,223,440
128,372,840
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity plc .................................. Switzerland 215,000 31,471,700
Energy Equipment & Services 0.4%
Schlumberger NV ................................... United States 435,000 14,463,750

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 0.2%
Apollo Global Management, Inc. ........................ United States 62,500 $ 8,530,000
Ground Transportation 0.5%
Norfolk Southern Corp. ............................... United States 95,500 21,396,775
Health Care Equipment & Supplies 2.5%
a
Boston Scientific Corp. ............................... United States 212,500 21,859,875
GE HealthCare Technologies, Inc. ....................... United States 380,000 26,725,400
Medtronic plc ...................................... United States 585,000 49,584,600
98,169,875
Health Care Providers & Services 3.2%
HCA Healthcare, Inc. ................................. United States 165,000 56,938,200
UnitedHealth Group, Inc. .............................. United States 165,000 67,887,600
124,825,800
Health Care REITs 1.8%
Ventas, Inc. ........................................ United States 1,000,000 70,080,000
Hotels, Restaurants & Leisure 1.2%
McDonald's Corp. ................................... United States 155,000 49,545,750
Household Products 2.7%
Procter & Gamble Co. (The) ........................... United States 655,000 106,483,350
Industrial REITs 1.3%
Prologis, Inc. ....................................... United States 487,500 49,822,500
Insurance 0.3%
Arthur J Gallagher & Co. .............................. United States 35,000 11,224,150
Interactive Media & Services 0.7%
Alphabet, Inc. , A .................................... United States 174,320 27,682,016
Life Sciences Tools & Services 1.4%
Danaher Corp. ..................................... United States 87,500 17,441,375
Thermo Fisher Scientific, Inc. .......................... United States 92,500 39,682,500
57,123,875
Machinery 2.7%
Caterpillar, Inc. ..................................... United States 110,000 34,019,700
Illinois Tool Works, Inc. ............................... United States 85,000 20,392,350
Parker-Hannifin Corp. ................................ United States 85,000 51,430,100
105,842,150
Oil, Gas & Consumable Fuels 6.8%
Canadian Natural Resources Ltd. ....................... Canada 1,350,000 38,731,500
Chevron Corp. ..................................... United States 920,000 125,175,200
Shell plc , ADR ...................................... United States 875,000 56,420,000
Suncor Energy, Inc. .................................. Canada 1,380,000 48,700,200
269,026,900
Pharmaceuticals 4.1%
AstraZeneca plc , ADR ................................ United Kingdom 690,000 49,535,100
Johnson & Johnson ................................. United States 655,000 102,383,050
Merck & Co., Inc. ................................... United States 122,500 10,437,000
162,355,150
Residential REITs 1.5%
Mid-America Apartment Communities, Inc. ................ United States 385,000 61,465,250
Semiconductors & Semiconductor Equipment 3.3%
Broadcom, Inc. ..................................... United States 305,000 58,703,350

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. ......................................... United States 27,000 $ 18,972,630
Texas Instruments, Inc. ............................... United States 340,000 54,417,000
132,092,980
Software 1.4%
Oracle Corp. ....................................... United States 401,500 56,499,080
Specialty Retail 2.4%
Lowe's Cos., Inc. .................................... United States 285,000 63,714,600
Tractor Supply Co. .................................. United States 590,000 29,865,800
93,580,400
Tobacco 1.1%
Philip Morris International, Inc. ......................... United States 255,000 43,696,800
Trading Companies & Distributors 1.4%
United Rentals, Inc. .................................. United States 90,000 56,830,500
Total Common Stocks (Cost $ 2,146,369,140 ) ..................................
3,152,926,686
b
Equity-Linked Securities 9.6%
Capital Markets 0.7%
c
Mizuho Markets Cayman LP into Charles Schwab Corp. (The) ,
144A, 7% , 12/23/25 ................................ United States 320,000 26,370,769
Chemicals 0.3%
c
Wells Fargo Bank NA into Huntsman Corp. , 144A, 8.5% , 6/03/25 United States 785,000 10,865,004
Consumer Finance 0.6%
c
Toronto-Dominion Bank (The) into American Express Co. , 144A,
6.5% , 3/13/26 .................................... United States 91,800 25,529,932
Consumer Staples Distribution & Retail 0.5%
c
Royal Bank of Canada into Tesco plc , 144A, 7.5% , 1/08/26 .... United Kingdom 420,000 21,654,604
Diversified Telecommunication Services 0.6%
c
Barclays Bank plc into Telenor ASA , 144A, 6% , 8/07/25 ....... Norway 170,000 25,471,502
Electrical Equipment 1.1%
c
Merrill Lynch BV into Eaton Corp. plc , 144A, 7% , 5/08/26 ...... United States 59,000 17,188,877
c
Merrill Lynch BV into Hubbell, Inc. , 144A, 6.5% , 7/10/25 ...... United States 72,000 26,334,273
43,523,150
Energy Equipment & Services 0.5%
c
Jefferies Financial Group, Inc. into Schlumberger NV , 144A, 8% ,
10/17/25 ........................................ United States 580,000 19,960,656
Ground Transportation 0.6%
c
Royal Bank of Canada into Norfolk Southern Corp. , 144A, 6% ,
9/17/25 ......................................... United States 96,000 21,980,315
Health Care Providers & Services 1.0%
c
Citigroup Global Markets Holdings, Inc. into HCA Healthcare, Inc. ,
144A, 6% , 6/13/25 ................................. United States 62,000 21,466,875
c
National Bank of Canada into UnitedHealth Group, Inc. , 144A,
6.5% , 2/05/26 .................................... United States 41,500 18,055,617
39,522,492
Interactive Media & Services 0.6%
c
Wells Fargo Bank NA into Alphabet, Inc. , 144A, 6% , 4/30/26 ... United States 151,000 23,760,564

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Life Sciences Tools & Services 1.0%
c
Citigroup Global Markets Holdings, Inc. into Thermo Fisher
Scientific, Inc. , 144A, 5% , 10/22/25 .................... United States 35,000 $ 15,493,657
c
Mizuho Markets Cayman LP into Danaher Corp. , 144A, 5% ,
5/15/25 ......................................... United States 116,500 23,583,599
39,077,256
Machinery 0.5%
c
Toronto-Dominion Bank (The) into Parker-Hannifin Corp. , 144A,
6.25% , 11/18/25 ................................... United States 32,000 19,767,357
Oil, Gas & Consumable Fuels 0.6%
c
Barclays Bank plc into Canadian Natural Resources Ltd. , 144A,
9% , 2/25/26 ...................................... Canada 825,100 24,477,867
Semiconductors & Semiconductor Equipment 0.6%
c
Citigroup Global Markets Holdings, Inc. into KLA Corp. , 144A,
8.5% , 12/04/25 ................................... United States 35,500 24,207,792
Software 0.4%
c
Royal Bank of Canada into Oracle Corp. , 144A, 9% , 3/20/26 ... United States 111,500 15,916,234
Total Equity-Linked Securities (Cost $ 414,443,675 ) ............................
382,085,494
Convertible Preferred Stocks 5.9%
Aerospace & Defense 1.5%
Boeing Co. (The) , 6% ................................ United States 965,000 59,231,700
Capital Markets 1.1%
Ares Management Corp. , B , 6.75% ...................... United States 915,000 45,173,550
Electric Utilities 1.3%
NextEra Energy, Inc. , 6.926% .......................... United States 1,315,000 50,627,500
Financial Services 2.0%
Apollo Global Management, Inc. , 6.75% .................. United States 1,097,500 79,151,700
Total Convertible Preferred Stocks (Cost $ 218,109,659 ) ........................
234,184,450
Total Long Term Investments (Cost $ 2,778,922,474 ) ...........................
3,769,196,630
a
Short Term Investments 5.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.0%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 198,417,392 198,417,392
Total Money Market Funds (Cost $ 198,417,392 ) ...............................
198,417,392

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 264 .
Short Term Investments
(continued)
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.2%
f
Joint Repurchase Agreement , 4.354% , 5/01/25 (Maturity Value
$ 5,743,623 )
BNP Paribas Securities Corp. (Maturity Value $3,819,049)
Deutsche Bank Securities, Inc. (Maturity Value $702,503)
HSBC Securities (USA), Inc. (Maturity Value $1,222,071)
Collateralized by U.S. Government Agency Securities, 3% - 6%,
6/20/51 - 2/20/55; U.S. Treasury Bills, 5/22/25 - 12/26/25; and
U.S. Treasury Notes, 4%, 12/15/27 (valued at $ 5,862,717 ) ... 5,742,929 $ 5,742,929
Total Repurchase Agreements (Cost $ 5,742,929 ) ..............................
5,742,929
Total Short Term Investments (Cost $ 204,160,321 ) .............................
204,160,321
a
Total Investments (Cost $ 2,983,082,795 ) 100.4% ..............................
$3,973,356,951
Other Assets, less Liabilities (0.4) % .........................................
(15,727,354)
Net Assets 100.0% .........................................................
$3,957,629,597
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(g) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $382,085,494, representing 9.7% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.68 $7.63 $7.28 $7.89 $7.35 $8.18
Income from investment operations
a
:
Net investment income
b
............. 0.264 0.730 0.627 0.359 0.296 0.332
Net realized and unrealized gains (losses) (0.140) (0.001) 0.330 (0.607) 0.545 (0.808)
Total from investment operations ........ 0.124 0.729 0.957 (0.248) 0.841 (0.476)
Less distributions from:
Net investment income .............. (0.324) (0.679) (0.607) (0.362) (0.301) (0.355)
Net asset value, end of period .......... $7.48 $7.68 $7.63 $7.28 $7.89 $7.35
Total return
c
....................... 1.48% 10.01% 13.59% (3.25)% 11.79% (6.00)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.95% 0.95% 0.97% 0.95% 1.00% 0.96%
Expenses net of waiver and payments by
affiliates .......................... 0.93% 0.94% 0.94% 0.92%
e
0.98%
e
0.93%
e
Net investment income ............... 6.98% 9.42% 8.35% 4.68% 3.86% 4.33%
Supplemental data
Net assets , end of period (000’s) ........ $969,015 $953,662 $873,367 $828,324 $803,542 $717,021
Portfolio turnover rate ................ 20.04% 51.91% 30.81% 37.05% 66.03% 32.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.69 $7.63 $7.28 $7.89 $7.36 $8.18
Income from investment operations
a
:
Net investment income
b
............. 0.249 0.699 0.595 0.325 0.268 0.306
Net realized and unrealized gains (losses) (0.150) 0.009 0.332 (0.604) 0.532 (0.804)
Total from investment operations ........ 0.099 0.708 0.927 (0.279) 0.800 (0.498)
Less distributions from:
Net investment income .............. (0.309) (0.648) (0.577) (0.331) (0.270) (0.323)
Net asset value, end of period .......... $7.48 $7.69 $7.63 $7.28 $7.89 $7.36
Total return
c
....................... 1.28% 9.57% 13.14% (3.63)% 11.34% (6.39)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.35% 1.35% 1.37% 1.35% 1.40% 1.36%
Expenses net of waiver and payments by
affiliates .......................... 1.33% 1.34% 1.34% 1.32%
e
1.38%
e
1.33%
e
Net investment income ............... 6.58% 9.02% 7.92% 4.24% 3.50% 3.98%
Supplemental data
Net assets , end of period (000’s) ........ $70,765 $78,455 $80,606 $89,383 $100,317 $160,194
Portfolio turnover rate ................ 20.04% 51.91% 30.81% 37.05% 66.03% 32.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.70 $7.64 $7.29 $7.90 $7.37 $8.19
Income from investment operations
a
:
Net investment income
b
............. 0.275 0.755 0.652 0.446 0.317 0.363
Net realized and unrealized gains (losses) (0.149) 0.010 0.334 (0.668) 0.541 (0.804)
Total from investment operations ........ 0.126 0.765 0.986 (0.222) 0.858 (0.441)
Less distributions from:
Net investment income .............. (0.336) (0.705) (0.636) (0.388) (0.328) (0.380)
Net asset value, end of period .......... $7.49 $7.70 $7.64 $7.29 $7.90 $7.37
Total return
c
....................... 1.64% 10.37% 13.99% (2.92)% 12.15% (5.69)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.62% 0.60% 0.67% 0.72% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.60% 0.60% 0.57% 0.58%
e
0.63%
e
0.59%
e
Net investment income ............... 7.30% 9.73% 8.65% 5.96% 4.09% 4.71%
Supplemental data
Net assets , end of period (000’s) ........ $132,412 $117,747 $117,289 $201,719 $24,999 $9,568
Portfolio turnover rate ................ 20.04% 51.91% 30.81% 37.05% 66.03% 32.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.69 $7.63 $7.28 $7.89 $7.36 $8.18
Income from investment operations
a
:
Net investment income
b
............. 0.272 0.751 0.643 0.365 0.315 0.358
Net realized and unrealized gains (losses) (0.149) 0.008 0.333 (0.594) 0.535 (0.806)
Total from investment operations ........ 0.123 0.759 0.976 (0.229) 0.850 (0.448)
Less distributions from:
Net investment income .............. (0.333) (0.699) (0.626) (0.381) (0.320) (0.373)
Net asset value, end of period .......... $7.48 $7.69 $7.63 $7.28 $7.89 $7.36
Total return
c
....................... 1.60% 10.29% 13.87% (3.01)% 12.06% (5.78)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.70% 0.72% 0.70% 0.75% 0.71%
Expenses net of waiver and payments by
affiliates .......................... 0.68% 0.69% 0.69% 0.67%
e
0.73%
e
0.68%
e
Net investment income ............... 7.22% 9.67% 8.55% 4.74% 4.09% 4.65%
Supplemental data
Net assets , end of period (000’s) ........ $300,636 $273,225 $319,093 $300,958 $434,688 $376,997
Portfolio turnover rate ................ 20.04% 51.91% 30.81% 37.05% 66.03% 32.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.2%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. ........................ United States 1,844,979 $ 78,412
Machinery 0.8%
b,c
UTEX Industries, Inc. ................................ United States 261,340 11,681,312
Oil, Gas & Consumable Fuels 0.4%
a
Talos Energy, Inc. ................................... United States 961,663 6,616,241
Total Common Stocks (Cost $ 40,913,169 ) ....................................
18,375,965
Management Investment Companies 0.9%
Capital Markets 0.9%
d
Invesco Senior Loan ETF ............................. United States 613,270 12,706,954
Total Management Investment Companies (Cost $ 13,115,665 ) ..................
12,706,954
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b,c
UTEX Industries, Inc. , 2/20/49 .......................... United States 634 787
Total Warrants (Cost $ – ) ....................................................
787
Principal
Amount
*
Corporate Bonds 6.2%
Air Freight & Logistics 0.3%
e
Rand Parent LLC , Senior Secured Note , 144A, 8.5% , 2/15/30 .. United States 5,050,000 4,701,841
Capital Markets 0.6%
e
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 4.5% , 11/15/29 ............. United States 4,100,000 3,907,121
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 5,277,000 5,191,353
9,098,474
Chemicals 0.2%
e
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ......................................... United States 3,900,000 3,740,104
Commercial Services & Supplies 0.6%
e
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 1,500,000 1,533,593
e
Allied Universal Holdco LLC / Allied Universal Finance Corp. ,
Senior Note , 144A, 9.75% , 7/15/27 ..................... United States 3,700,000 3,716,432
e
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 9.29% ,
4/15/29 ......................................... United States 3,600,000 3,208,410
8,458,435
Construction Materials 0.2%
e
Cemex SAB de CV , Senior Bond , 144A, 5.2% , 9/17/30 ....... Mexico 3,875,000 3,762,656
Containers & Packaging 0.1%
e
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 240,000 245,596
e
Mauser Packaging Solutions Holding Co. , Senior Secured Note ,
144A, 7.875% , 4/15/27 .............................. United States 694,000 696,700
942,296

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.2%
e
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 2,300,000 $ 2,359,500
Ground Transportation 0.0%
†
e
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 500,000 462,815
Health Care Equipment & Supplies 0.1%
e
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 1,320,000 1,372,866
Health Care Providers & Services 0.7%
e
CHS/Community Health Systems, Inc. , Senior Secured Note ,
144A, 8% , 12/15/27 ................................ United States 5,000,000 5,005,610
e ,f
Radiology Partners, Inc. , Senior Secured Note , 144A, PIK,
7.775% , 1/31/29 ................................... United States 4,933,357 4,767,500
9,773,110
Hotels, Restaurants & Leisure 0.5%
e
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.5% ,
2/15/32 ......................................... United States 3,600,000 3,621,971
e
Great Canadian Gaming Corp. , Senior Secured Note , 144A,
8.75% , 11/15/29 ................................... Canada 1,000,000 992,376
e
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ................................... United States 2,300,000 2,250,798
6,865,145
Independent Power and Renewable Electricity Producers 0.3%
e
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 ..... United States 4,400,000 4,307,280
Insurance 0.7%
e
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
4.25% , 2/15/29 ................................... United States 1,470,600 1,375,605
e
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 ................... United States 5,300,000 5,267,434
Senior Secured Note , 144A, 6.5% , 10/01/31 ............. United States 4,000,000 3,996,799
10,639,838
IT Services 0.1%
e
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 1,800,000 1,842,259
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ........
United States 2,400,000 2,377,726
Passenger Airlines 0.9%
e
Allegiant Travel Co. , Senior Secured Note , 144A, 7.25% , 8/15/27 United States 4,300,000 3,975,163
e
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 4,300,000 4,385,221
e
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 2,466,667 2,452,286
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5% , 10/20/25 ............................... United States 379,396 375,988
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 United States 2,485,000 2,451,636
13,640,294
Personal Care Products 0.1%
e
Coty, Inc. , Senior Secured Note , 144A, 5% , 4/15/26 .......... United States 1,254,000 1,246,717

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 0.3%
e
Cloud Software Group, Inc. , Secured Note , 144A, 9% , 9/30/29 . United States 3,900,000 $ 3,933,266
Wireless Telecommunication Services 0.1%
e
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ......................................... United Kingdom 1,430,000 1,249,274
Total Corporate Bonds (Cost $ 91,128,157 ) ....................................
90,773,896
g
Senior Floating Rate Interests 82.4%
h
Aerospace & Defense 0.6%
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term Loan,
B1 , 6.322% , ( 1-month SOFR + 2% ), 10/31/31 ............ United States 1,887,475 1,879,567
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term Loan,
B2 , 6.322% , ( 1-month SOFR + 2% ), 10/31/31 ............ United States 717,935 714,927
Signia Aerospace LLC, First Lien, Initial CME Term Loan , 7.321% ,
( 1-month SOFR + 3% ), 12/11/31 ...................... United States 2,530,120 2,509,563
TransDigm, Inc., First Lien, CME Term Loan, J , 6.799% , ( 3-month
SOFR + 2.5% ), 2/28/31 ............................. United States 4,152,041 4,115,898
9,219,955
a a a a a a
h
Air Freight & Logistics 1.1%
Clue Opco LLC, First Lien, CME Term Loan, B , 8.78% , ( 3-month
SOFR + 4.5% ), 12/19/30 ............................ United States 9,480,366 8,593,715
Rand Parent LLC, First Lien, CME Term Loan, B , 7.299% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 8,236,730 7,655,011
16,248,726
a a a a a a
h
Automobile Components 2.4%
Adient US LLC, First Lien, CME Term Loan, B2 , 6.572% ,
( 1-month SOFR + 2.25% ), 1/31/31 ..................... United States 3,608,819 3,537,401
Clarios Global LP, First Lien, 2024 Dollar CME Term Loan ,
6.822% , ( 1-month SOFR + 2.5% ), 5/06/30 ............... United States 2,025,641 1,991,458
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 7.072% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 4,829,172 4,742,657
DexKo Global, Inc., First Lien, 2023 Incremental CME Term Loan ,
8.575% , ( 1-month SOFR + 4.25% ), 10/04/28 ............. United States 1,559,211 1,448,117
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 8.186% , ( 1-month SOFR + 3.75% ), 10/04/28 ........ United States 5,428,978 5,026,555
First Brands Group LLC, First Lien, 2021 CME Term Loan ,
9.552% , ( 3-month SOFR + 5% ), 3/30/27 ................ United States 7,504,319 6,996,465
First Brands Group LLC, First Lien, 2022-2 Incremental CME
Term Loan , 9.541% , ( 3-month SOFR + 5% ), 3/30/27 ....... United States 7,671,539 7,148,915
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
13.052% , ( 3-month SOFR + 8.5% ), 3/30/28 .............. United States 5,920,469 5,047,200
35,938,768
a a a a a a
Beverages 0.4%
h
Primo Brands Corp., First Lien, 2025 Refinancing CME Term
Loan , 6.549% , ( 3-month SOFR + 2.25% ), 3/31/28 ......... United States 5,902,539 5,864,910
h
Broadline Retail 0.6%
GoodRx, Inc., First Lien, 2024 CME Term Loan , 8.072% , ( 1-month
SOFR + 3.75% ), 7/10/29 ............................ United States 4,114,688 4,121,374
i
Peer Holding III BV, First Lien, CME Term Loan, B4B , 6.799% ,
( 3-month SOFR + 2.5% ), 10/28/30 ..................... Netherlands 480,000 478,601

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Broadline Retail (continued)
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.799% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 4,472,139 $ 4,459,572
9,059,547
a a a a a a
h
Building Products 1.7%
AZZ, Inc., First Lien, Initial CME Term Loan , 6.822% , ( 1-month
SOFR + 2.5% ), 5/14/29 ............................. United States 1,625,344 1,626,766
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
8.822% , ( 1-month SOFR + 4.5% ), 5/15/31 ............... United States 2,657,877 2,201,466
Cornerstone Building Brands, Inc., First Lien, New CME Term
Loan, B , 7.672% , ( 1-month SOFR + 3.25% ), 4/12/28 ....... United States 4,442,689 3,902,769
EMRLD Borrower LP, First Lien, Initial CME Term Loan, B ,
6.933% , ( 6-month SOFR + 2.5% ), 5/31/30 ............... United States 1,303,630 1,290,679
MIWD Holdco II LLC, First Lien, 2024 Incremental CME Term
Loan , 7.322% , ( 1-month SOFR + 3% ), 3/28/31 ............ United States 3,668,684 3,618,864
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1 , 6.572% ,
( 1-month SOFR + 2.25% ), 4/14/31 ..................... United States 2,243,216 2,204,532
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.572% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 6,450,932 6,361,909
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 6.572% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 4,000,000 3,926,580
25,133,565
a a a a a a
h
Capital Markets 3.5%
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term
Loan, B , 7.319% , ( 1-month SOFR + 3% ), 7/31/28 .......... United States 7,943,799 7,862,455
Aretec Group, Inc., First Lien, CME Term Loan, B3 , 7.822% ,
( 1-month SOFR + 3.5% ), 8/09/30 ...................... United States 4,634,363 4,615,941
Ascensus Group Holdings, Inc., First Lien, 2024 CME Term Loan,
B , 7.322% , ( 1-month SOFR + 3% ), 8/02/28 .............. United States 4,553,107 4,536,033
Deerfield Dakota Holding LLC, First Lien, Initial Dollar CME Term
Loan , 8.049% , ( 3-month SOFR + 3.75% ), 4/09/27 ......... United States 5,251,495 4,991,310
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan , 7.322% , ( 1-month SOFR + 3% ), 4/07/28 ... United States 5,330,326 5,317,293
Edelman Financial Engines Center LLC (The), Second Lien,
2024 Refinancing CME Term Loan , 9.572% , ( 1-month SOFR +
5.25% ), 10/20/28 .................................. United States 4,000,000 3,917,500
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 ,
7.299% , ( 3-month SOFR + 3% ), 3/05/29 ................ United States 4,455,000 4,449,119
GTCR Everest Borrower LLC, First Lien, Initial CME Term Loan ,
7.049% , ( 3-month SOFR + 2.75% ), 9/05/31 .............. United States 1,985,075 1,975,923
Guggenheim Partners Investment Management Holdings LLC,
First Lien, CME Term Loan, B , 6.799% , ( 3-month SOFR +
2.5% ), 11/26/31 ................................... United States 1,696,535 1,697,240
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
6.313% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 5,277,556 5,212,351
f
Russell Investments US Institutional Holdco, Inc., First Lien, 2027
CME Term Loan , PIK, 9.28% , ( 3-month SOFR + 5% ), 5/28/27 United States 8,141,117 7,611,646
52,186,811
a a a a a a
h
Chemicals 2.5%
Hexion Holdings Corp., First Lien, 2024 Refinancing CME Term
Loan , 8.329% , ( 1-month SOFR + 4% ), 3/15/29 ............ United States 5,377,778 5,249,088
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.859% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 7,370,674 6,971,405
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
7.572% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 1,457,874 1,368,215

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Chemicals (continued)
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
8.672% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 3,552,578 $ 3,055,217
Lummus Technology Holdings V LLC, First Lien, Amendment No.
2 Refinancing CME Term Loan, B , 7.322% , ( 1-month SOFR +
3% ), 12/31/29 .................................... United States 3,068,451 3,068,221
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1 , 7.553% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 3,845,548 3,826,321
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 7.28% , ( 3-month SOFR + 3% ), 1/31/29 .............. United States 7,051,046 6,995,343
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.642% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 7,388,366 6,638,557
37,172,367
a a a a a a
h
Commercial Services & Supplies 4.7%
Allied Universal Holdco LLC, First Lien, Initial USD CME Term
Loan , 8.172% , ( 1-month SOFR + 3.75% ), 5/12/28 ......... United States 13,052,487 13,054,967
Aramark Services, Inc., First Lien, CME Term Loan, B8 , 6.322% ,
( 1-month SOFR + 2% ), 6/24/30 ....................... United States 1,015,187 1,016,770
CCI Buyer, Inc., First Lien, Initial CME Term Loan , 8.299% ,
( 3-month SOFR + 4% ), 12/17/27 ...................... United States 5,342,850 5,351,666
i
Madison IAQ LLC, First Lien, CME Term Loan, B , 7.385% ,
( 12-month SOFR + 3.25% ), 3/29/32 .................... United States 4,600,000 4,564,074
Madison IAQ LLC, First Lien, Initial CME Term Loan , 6.762% ,
( 6-month SOFR + 2.5% ), 6/21/28 ...................... United States 5,345,490 5,304,410
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.33% , ( 3-month SOFR + 5% ), 4/11/29 .................. United States 8,839,485 7,825,464
PG Polaris BidCo SARL, First Lien, Initial CME Term Loan ,
7.299% , ( 3-month SOFR + 3% ), 3/26/31 ................ Luxembourg 4,260,842 4,254,451
Pitney Bowes, Inc., First Lien, CME Term Loan, B , 8.072% ,
( 1-month SOFR + 3.75% ), 3/19/32 ..................... United States 8,100,000 7,988,625
Prime Security Services Borrower LLC, First Lien, 2024-1
Refinancing CME Term Loan, B1 , 6.319% , ( 1-month SOFR +
2% ), 10/15/30 .................................... United States 5,112,718 5,097,917
Reworld Holding Corp., First Lien, 2024 Refinancing CME Term
Loan, B , 6.821% , ( 1-month SOFR + 2.5% ), 11/30/28 ....... United States 3,744,213 3,734,852
Reworld Holding Corp., First Lien, 2024 Refinancing CME Term
Loan, C , 6.821% , ( 1-month SOFR + 2.5% ), 11/30/28 ....... United States 206,145 205,630
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 8.562% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 12,775,369 10,506,783
68,905,609
a a a a a a
Communications Equipment 0.6%
h
Delta Topco, Inc., First Lien, Fourth Amendment Refinancing CME
Term Loan , 7.069% , ( 3-month SOFR + 2.75% ), 11/30/29 .... United States 9,102,690 9,049,621
h
Construction & Engineering 0.9%
Artera Services LLC, First Lien, CME Term Loan, C , 8.799% ,
( 3-month SOFR + 4.5% ), 2/18/31 ...................... United States 2,700,000 2,581,038
Brand Industrial Services, Inc., First Lien, CME Term Loan, C ,
8.791% , ( 3-month SOFR + 4.5% ), 8/01/30 ............... United States 3,123,786 2,904,825
Chromalloy Corp., First Lien, CME Term Loan , 8.038% , ( 3-month
SOFR + 3.75% ), 3/27/31 ............................ United States 3,822,558 3,770,954
Red SPV LLC, First Lien, Initial CME Term Loan , 6.579% ,
( 1-month SOFR + 2.25% ), 3/15/32 ..................... United Kingdom 2,730,496 2,720,257

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Construction & Engineering (continued)
Zekelman Industries, Inc., First Lien, 2024 CME Term Loan ,
6.571% , ( 1-month SOFR + 2.25% ), 1/24/31 .............. United States 1,348,359 $ 1,345,224
13,322,298
a a a a a a
Consumer Finance 0.3%
h
Neon Maple US Debt Mergersub, Inc., First Lien, Term Loan, B1 ,
7.325% , ( TSFR1M + 3% ), 11/17/31 .................... United States 4,535,637 4,512,233
h
Containers & Packaging 2.6%
i
Charter Next Generation, Inc., First Lien, 2024 Replacement CME
Term Loan , 7.071% , ( 1-month SOFR + 2.75% ), 11/29/30 .... United States 10,772,082 10,753,230
i
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 7.548% , ( 3-month SOFR +
3.25% ), 4/01/32 ................................... United States 6,971,711 6,923,816
i,j
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B , 7.48% , ( 3-month SOFR +
3.25% ), 4/01/32 ................................... United States 3,656 3,631
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.227% , ( 6-month SOFR + 4.725% ), 2/09/26 ...... Luxembourg 7,532,012 6,814,587
Mauser Packaging Solutions Holding Co., First Lien, Initial CME
Term Loan , 7.319% , ( 1-month SOFR + 3% ), 4/15/27 ....... United States 3,722,283 3,676,536
ProAmpac PG Borrower LLC, First Lien, 2024 CME Term Loan,
B , 8.282% , ( 3-month SOFR + 4% ), 9/15/28 .............. United States 4,758,436 4,695,387
SupplyOne, Inc., First Lien, CME Term Loan, B , 8.072% , ( 1-month
SOFR + 3.75% ), 4/21/31 ............................ United States 4,935,857 4,914,263
37,781,450
a a a a a a
h
Distributors 1.1%
BCPE Empire Holdings, Inc., First Lien, Amendment No. 8
Incremental CME Term Loan , 7.572% , ( 1-month SOFR +
3.25% ), 12/11/30 .................................. United States 5,199,239 5,154,421
Core & Main LP, First Lien, CME Term Loan, E , 6.27% , ( 6-month
SOFR + 2% ), 2/10/31 ............................... United States 1,736,875 1,737,605
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.299% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 10,016,131 9,951,226
16,843,252
a a a a a a
h
Diversified Consumer Services 1.6%
Ascend Learning LLC, First Lien, Initial CME Term Loan , 7.322% ,
( 1-month SOFR + 3% ), 12/11/28 ...................... United States 4,373,298 4,330,724
i
Ascend Learning LLC, Second Lien, Initial CME Term Loan ,
10.172% , ( 1-month SOFR + 5.75% ), 12/10/29 ............ United States 3,267,144 3,223,250
KUEHG Corp., First Lien, 2024 Refinancing CME Term Loan ,
7.549% , ( 3-month SOFR + 3.25% ), 6/12/30 .............. United States 4,466,530 4,456,972
Learning Care Group US No. 2, Inc., First Lien, CME Term Loan,
B , 8.288% , ( 3-month SOFR + 4% ), 8/11/28 .............. United States 1,684,741 1,679,687
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan , 7.313% , ( 3-month SOFR + 3% ),
5/04/28 ......................................... United States 1,029,310 1,018,184
Pre-Paid Legal Services, Inc., First Lien, Initial CME Term Loan ,
7.572% , ( 1-month SOFR + 3.25% ), 12/07/28 ............. United States 1,402,048 1,390,950
Spring Education Group, Inc., First Lien, CME Term Loan ,
8.299% , ( 3-month SOFR + 4% ), 9/30/30 ................ United States 1,515,268 1,513,692
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan , 6.822% ,
( 1-month SOFR + 2.5% ), 1/30/31 ...................... United States 5,198,705 5,135,177
22,748,636
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Diversified Telecommunication Services 0.8%
Global Tel*Link Corp., First Lien, Initial CME Term Loan , 11.825% ,
( 1-month SOFR + 7.5% ), 7/31/29 ...................... United States 4,358,100 $ 4,118,405
Zayo Group Holdings, Inc., First Lien, 2022 Incremental CME
Term Loan , 8.572% , ( 1-month SOFR + 4.25% ), 3/09/27 ..... United States 3,477,471 3,262,094
Zayo Group Holdings, Inc., First Lien, Initial Dollar CME Term
Loan , 7.436% , ( 1-month SOFR + 3% ), 3/09/27 ............ United States 5,355,569 4,997,415
12,377,914
a a a a a a
Electric Utilities 0.1%
h
Hamilton Projects Acquiror LLC, First Lien, CME Term Loan ,
7.322% , ( 1-month SOFR + 3% ), 5/30/31 ................ United States 870,452 874,417
h
Electrical Equipment 0.5%
Roper Industrial Products Investment Co. LLC, First Lien, Dollar
CME Term Loan, D , 7.049% , ( 3-month SOFR + 2.75% ),
11/22/29 ........................................ United States 2,906,185 2,884,389
WEC US Holdings, Inc., First Lien, Initial CME Term Loan ,
6.574% , ( 1-month SOFR + 2.25% ), 1/27/31 .............. United States 4,083,429 4,051,537
6,935,926
a a a a a a
h
Electronic Equipment, Instruments & Components 0.2%
Coherent Corp., First Lien, CME Term Loan, B2 , 6.322% ,
( 1-month SOFR + 2% ), 7/02/29 ....................... United States 1,183,525 1,172,678
Minimax Viking GmbH, First Lien, Senior (USD) CME Term Loan,
B , 6.572% , ( 1-month SOFR + 2.25% ), 2/20/32 ............ Germany 1,269,588 1,266,414
2,439,092
a a a a a a
h
Entertainment 1.3%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3 ,
7.069% , ( 1-month SOFR + 2.75% ), 3/01/28 .............. France 1,726,167 1,718,969
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.186% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 4,106,817 4,022,319
UFC Holdings LLC, First Lien, CME Term Loan, B4 , 6.58% ,
( 3-month SOFR + 2.25% ), 11/21/31 .................... United States 12,755,680 12,757,657
18,498,945
a a a a a a
h
Financial Services 1.9%
Belfor Holdings, Inc., First Lien, CME Term Loan, B3 , 7.322% ,
( 1-month SOFR + 3% ), 11/01/30 ...................... United States 3,686,666 3,682,058
Boost Newco Borrower LLC, First Lien, CME Term Loan, B2 ,
8.474% , ( 3-month SOFR + 4.175% ), 1/31/31 ............. United States 16,875,082 16,860,991
Priority Holdings LLC, First Lien, Initial CME Term Loan , 9.072% ,
( 1-month SOFR + 4.75% ), 5/16/31 ..................... United States 3,805,049 3,805,049
Red Planet Borrower LLC, First Lien, CME Term Loan, B , 7.925% ,
( 1-month SOFR + 3.5% ), 10/02/28 ..................... United States 3,023,108 2,966,424
27,314,522
a a a a a a
Food Products 0.0%
†
h
Simply Good Foods USA, Inc., First Lien, Initial CME Term Loan ,
6.322% , ( 1-month SOFR + 2% ), 3/17/27 ................ United States 248,476 249,525
h
Ground Transportation 1.9%
Albion Financing 3 SARL, First Lien, 2025 Amended USD CME
Term Loan , 7.293% , ( 3-month SOFR + 3% ), 8/16/29 ....... Luxembourg 1,411,155 1,412,482
First Student Bidco, Inc., First Lien, CME Term Loan, B , 6.799% ,
( 3-month SOFR + 2.5% ), 7/21/28 ...................... United States 4,329,674 4,317,161

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Ground Transportation (continued)
First Student Bidco, Inc., First Lien, CME Term Loan, B2 , 6.799% ,
( 3-month SOFR + 2.5% ), 7/21/28 ...................... United States 2,951,818 $ 2,943,110
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C ,
6.799% , ( 3-month SOFR + 2.5% ), 7/21/28 ............... United States 1,324,065 1,320,238
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4 , 7.572% , ( 1-month SOFR + 3.25% ), 1/25/29 ...... United States 7,443,219 7,322,267
f
LaserShip, Inc., First Lien, CME Term Loan, B1 , PIK, 6.061% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 7,341,116 3,623,249
f
LaserShip, Inc., First Lien, CME Term Loan, D , PIK, 6.061% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 5,315,981 780,761
Savage Enterprises LLC, First Lien, Refinancing CME Term Loan ,
7.069% , ( 1-month SOFR + 2.75% ), 9/15/28 .............. United States 1,229,298 1,229,740
WWEX UNI TopCo Holdings LLC, First Lien, Initial CME Term
Loan , 8.299% , ( 3-month SOFR + 4% ), 7/26/28 ............ United States 5,652,854 5,491,493
28,440,501
a a a a a a
h
Health Care Equipment & Supplies 1.8%
Bausch + Lomb Corp., First Lien, Initial CME Term Loan , 7.67% ,
( 1-month SOFR + 3.25% ), 5/10/27 ..................... United States 2,946,970 2,917,323
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan , 6.572% , ( 1-month SOFR + 2.25% ), 10/23/28 ........ United States 18,188,772 18,087,370
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.), First Lien, CME Term Loan , 9.049% , ( 3-month SOFR +
4.75% ), 12/15/27 .................................. United States 5,126,468 5,134,491
26,139,184
a a a a a a
h
Health Care Providers & Services 7.1%
ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term
Loan , 7.811% , ( 1-month SOFR + 3.375% ), 12/23/27 ........ United States 7,961,995 7,633,562
ADMI Corp., First Lien, Amendment No. 5 CME Term Loan ,
8.186% , ( 1-month SOFR + 3.75% ), 12/23/27 ............. United States 3,872,474 3,707,894
ADMI Corp., First Lien, CME Term Loan, B5 , 10.072% , ( 1-month
SOFR + 5.75% ), 12/23/27 ........................... United States 1,154,221 1,140,757
Aveanna Healthcare LLC, First Lien, 2021 Extended CME Term
Loan , 8.163% , ( 3-month SOFR + 3.75% ), 7/17/28 ......... United States 13,197,615 12,983,220
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan , 8.571% , ( 1-month SOFR + 4.25% ), 2/11/28 ......... United States 9,593,644 9,561,937
CNT Holdings I Corp., First Lien, 2025 Replacement CME Term
Loan , 6.802% , ( 3-month SOFR + 2.5% ), 11/08/32 ......... United States 6,980,526 6,952,429
Concentra Health Services, Inc., First Lien, CME Term Loan, B1 ,
6.322% , ( 1-month SOFR + 2% ), 7/28/31 ................ United States 460,385 457,507
Dermatology Intermediate Holdings III, Inc., First Lien, Initial CME
Term Loan , 8.53% , ( 3-month SOFR + 4.25% ), 3/26/29 ...... United States 4,446,662 4,127,058
LifePoint Health, Inc., First Lien, 2024-2 Refinancing CME Term
Loan , 7.817% , ( 3-month SOFR + 3.5% ), 5/19/31 .......... United States 3,257,035 3,188,507
LifePoint Health, Inc., First Lien, CME Term Loan, B1 , 8.006% ,
( 3-month SOFR + 3.75% ), 5/19/31 ..................... United States 10,279,569 10,106,102
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.88% , ( 3-month SOFR + 3.5% ), 11/01/28 ............... United States 4,752,788 2,904,476
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 8.03% , ( 3-month SOFR + 3.75% ), 12/31/30 . United States 813,609 805,066
MPH Acquisition Holdings LLC, First Lien, Second Out CME Term
Loan , 9.141% , ( 3-month SOFR + 4.6% ), 12/31/30 ......... United States 6,744,306 5,395,445
National Mentor Holdings, Inc., First Lien, Initial CME Term Loan ,
8.17% , ( 1-month SOFR + 3.75%; 3-month SOFR + 3.75% ),
3/02/28 ......................................... United States 6,260,282 5,987,709

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Health Care Providers & Services (continued)
National Mentor Holdings, Inc., First Lien, Initial CME Term Loan,
C , 8.149% , ( 3-month SOFR + 3.75% ), 3/02/28 ............ United States 216,306 $ 206,888
Pathway Vet Alliance LLC, First Lien, 2021 Replacement Term
Loan , 8.34% , ( TSFR3M + 3.75% ), 3/31/27 ............... United States 9,147,726 7,177,168
Pathway Vet Alliance LLC, First Lien, CME Term Loan, A , 9.28% ,
( 3-month SOFR + 5% ), 6/30/28 ....................... United States 1,388,819 1,376,090
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.825% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 3,000,675 2,984,621
f
Radiology Partners, Inc., First Lien, CME Term Loan, B , PIK,
7.939% , ( 1-month SOFR + 3.5% ), 1/31/29 ............... United States 8,934,110 8,640,401
Surgery Center Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.07% , ( 1-month SOFR + 2.75% ), 12/19/30 ..... United States 916,667 915,237
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
8.688% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 5,267,731 5,220,637
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
6.572% , ( 1-month SOFR + 2.25% ), 10/22/29 ............. United States 3,114,035 3,106,250
104,578,961
a a a a a a
h
Health Care Technology 1.6%
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan ,
7.322% , ( 1-month SOFR + 3% ), 2/15/29 ................ United States 13,936,811 13,843,226
Cotiviti, Inc., First Lien, Amendment No. 2 CME Term Loan ,
7.077% , ( 3-month SOFR + 2.75% ), 3/26/32 .............. United States 3,700,000 3,627,535
Cotiviti, Inc., First Lien, New CME Term Loan, B , 7.074% ,
( 1-month SOFR + 2.75% ), 5/01/31 ..................... United States 6,364,446 6,249,091
23,719,852
a a a a a a
h
Hotels, Restaurants & Leisure 5.5%
Bally's Corp., First Lien, CME Term Loan, B , 7.784% , ( 3-month
SOFR + 3.25% ), 10/02/28 ........................... United States 5,766,534 5,012,070
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 6.563% , ( 3-month SOFR + 2.25% ), 2/06/30 ... United States 4,100,825 4,053,665
Entain plc, First Lien, CME Term Loan, B3 , 7.053% , ( 3-month
SOFR + 2.75% ), 10/31/29 ........................... United Kingdom 3,310,759 3,313,507
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
7.822% , ( 1-month SOFR + 3.5% ), 1/29/29 ............... United States 7,462,922 7,288,028
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 6.049% , ( 3-month SOFR + 1.75% ), 12/02/30 ...... Ireland 4,444,200 4,387,270
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan ,
8.305% , ( 12-month SOFR + 4% ), 1/28/32 ................ United States 3,691,446 3,614,166
Flynn Restaurant Group LP, First Lien, CME Term Loan , 8.686% ,
( 1-month SOFR + 4.25% ), 12/01/28 .................... United States 8,048,799 8,008,555
Golden State Foods LLC, First Lien, Initial CME Term Loan ,
8.571% , ( 1-month SOFR + 4.25% ), 12/04/31 ............. United States 2,810,805 2,820,094
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
9.053% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 4,029,589 3,894,598
Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term
Loan , 6.322% , ( 1-month SOFR + 2% ), 8/02/28 ............ United States 2,924,159 2,876,876
i
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B , 6.822% , ( 1-month SOFR + 2.5% ), 12/15/27 ... United States 12,176,579 12,101,449
Light & Wonder International, Inc., First Lien, CME Term Loan,
B2 , 6.57% , ( 1-month SOFR + 2.25% ), 4/16/29 ............ United States 4,299,276 4,301,081
Ontario Gaming GTA LP, First Lien, CME Term Loan, B , 8.549% ,
( 3-month SOFR + 4.25% ), 8/01/30 ..................... Canada 6,544,546 6,349,845
Penn Entertainment, Inc., First Lien, CME Term Loan, B , 6.822% ,
( 1-month SOFR + 2.5% ), 5/03/29 ...................... United States 3,487,856 3,481,543

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 7.285% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 5,013,273 $ 4,975,674
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B , 6.822% , ( 1-month SOFR + 2.5% ), 8/03/28 ........ United States 5,196,358 5,173,832
81,652,253
a a a a a a
Household Durables 0.3%
h
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 7.549% ,
( 3-month SOFR + 3.25% ), 1/16/32 ..................... Netherlands 5,183,271 5,067,736
h
Independent Power and Renewable Electricity Producers 1.2%
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan , 6.322% , ( 1-month SOFR + 2% ), 7/19/30 ... United States 3,184,000 3,178,683
Calpine Corp., First Lien, 2024 CME Term Loan , 6.072% ,
( 1-month SOFR + 1.75% ), 1/31/31 ..................... United States 3,283,500 3,274,076
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B , 6.818% , ( 3-month SOFR + 2.5% ), 12/11/31 ... United States 1,073,543 1,071,916
i
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B ,
6.818% , ( 3-month SOFR + 2.5% ), 5/17/30 ............... United States 9,798,129 9,785,882
17,310,557
a a a a a a
h
Insurance 8.5%
Acrisure LLC, First Lien, CME Term Loan, B6 , 7.322% , ( 1-month
SOFR + 3% ), 11/06/30 .............................. United States 10,832,064 10,730,567
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan , 7.073% , ( 1-month SOFR + 2.75% ), 9/19/31 ......... United States 13,749,561 13,670,089
AmWINS Group, Inc., First Lien, Initial CME Term Loan , 6.572% ,
( 1-month SOFR + 2.25% ), 1/30/32 ..................... United States 1,024,835 1,020,915
i
AssuredPartners, Inc., First Lien, 2024 CME Term Loan , 7.822% ,
( 1-month SOFR + 3.5% ), 2/14/31 ...................... United States 25,554,393 25,585,058
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.672% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 3,998,565 3,886,465
Asurion LLC, First Lien, New CME Term Loan, B8 , 7.686% ,
( 1-month SOFR + 3.25% ), 12/23/26 .................... United States 3,110,236 3,090,299
Asurion LLC, First Lien, New CME Term Loan, B9 , 7.686% ,
( 1-month SOFR + 3.25% ), 7/30/27 ..................... United States 8,125 7,961
Asurion LLC, Second Lien, New CME Term Loan, B3 , 9.686% ,
( 1-month SOFR + 5.25% ), 1/31/28 ..................... United States 7,696,342 7,213,935
Asurion LLC, Second Lien, New CME Term Loan, B4 , 9.686% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 10,622,294 9,785,789
Broadstreet Partners, Inc., First Lien, 2024 CME Term Loan, B ,
7.322% , ( 1-month SOFR + 3% ), 6/16/31 ................ United States 2,449,945 2,441,480
HUB International Ltd., First Lien, 2025 Incremental CME Term
Loan , 6.769% , ( 3-month SOFR + 2.5% ), 6/20/30 .......... United States 24,685,084 24,555,241
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 7.313% , ( 3-month SOFR + 3% ), 7/31/31 ... United States 17,639,382 17,577,380
Truist Insurance Holdings LLC, First Lien, CME Term Loan, B ,
7.049% , ( 3-month SOFR + 2.75% ), 5/06/31 .............. United States 6,146,024 6,087,145
125,652,324
a a a a a a
h
IT Services 2.2%
Barracuda Networks, Inc., First Lien, Initial CME Term Loan ,
8.78% , ( 3-month SOFR + 4.5% ), 8/15/29 ................ United States 4,544,297 3,811,279
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan ,
8.072% , ( 1-month SOFR + 3.75% ), 6/27/31 .............. United States 6,480,784 6,359,269
Gainwell Acquisition Corp., First Lien, CME Term Loan, B ,
8.399% , ( 3-month SOFR + 4% ), 10/01/27 ................ United States 5,340,259 4,982,301

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
IT Services (continued)
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
8.575% , ( 1-month SOFR + 4.25% ), 5/03/28 .............. United States 6,555,948 $ 6,219,956
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
8.575% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 6,631,505 5,835,128
i
MH Sub I LLC, Second Lien, 2021 Replacement CME Term Loan ,
10.575% , ( 1-month SOFR + 6.25% ), 2/23/29 ............. United States 6,100,000 5,473,652
32,681,585
a a a a a a
Leisure Products 0.0%
†
h
Recess Holdings, Inc., First Lien, Amendment No. 5 CME Term
Loan , 8.025% , ( 3-month SOFR + 3.75% ), 2/21/30 ......... United States 293,481 291,327
h
Machinery 2.4%
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 8.824% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 5,939,850 5,764,119
Crosby US Acquisition Corp., First Lien, Amendment No. 4
Replacement CME Term Loan , 7.825% , ( 1-month SOFR +
3.5% ), 8/16/29 .................................... United States 3,882,451 3,884,606
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan , 7.322% , ( 1-month SOFR + 3% ), 10/23/28 ...... United States 10,376,923 10,379,725
i
Madison Safety & Flow LLC, First Lien, 2025 Incremental CME
Term Loan , 7.072% , ( 1-month SOFR + 2.75% ), 9/26/31 ..... United States 2,996,343 2,977,616
Pro Mach Group, Inc., First Lien, Amendment No. 5 Refinancing
CME Term Loan , 7.075% , ( 1-month SOFR + 2.75% ), 8/31/28 . United States 6,072,277 6,044,040
TK Elevator Midco GmbH, First Lien, CME Term Loan, C , 7.737% ,
( 6-month SOFR + 3.5% ), 4/30/30 ...................... Germany 5,541,055 5,526,177
34,576,283
a a a a a a
h
Media 0.9%
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan , 7.827% , ( 1-month SOFR + 3.5%; 3-month SOFR +
3.5% ), 3/24/31 .................................... United States 2,342,109 2,335,188
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.791% , ( 3-month SOFR + 5.25% ), 8/02/29 ....... United States 682,692 662,471
Gray Media, Inc., First Lien, CME Term Loan, D , 7.438% ,
( 1-month SOFR + 3% ), 12/01/28 ...................... United States 2,377,432 2,202,893
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 10.213% , ( 1-month SOFR + 5.775% ), 5/01/29 ..... United States 7,361,054 5,698,670
McGraw-Hill Education, Inc., First Lien, CME Term Loan, B ,
7.572% , ( 1-month SOFR + 3.25% ), 8/06/31 .............. United States 1,891,440 1,889,246
Nexstar Media, Inc., First Lien, CME Term Loan, B4 , 6.936% ,
( 1-month SOFR + 2.5% ), 9/18/26 ...................... United States 821,567 822,721
13,611,189
a a a a a a
h
Oil, Gas & Consumable Fuels 0.5%
EPIC Crude Services LP, First Lien, CME Term Loan , 7.256% ,
( 3-month SOFR + 3% ), 10/15/31 ...................... United States 3,790,500 3,791,183
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
7.963% , ( 12-month SOFR + 2.75% ), 2/22/30 ............. United States 2,788,376 2,791,164
6,582,347
a a a a a a
Paper & Forest Products 0.2%
h
Glatfelter Corp., First Lien, CME Term Loan , 8.563% , ( 3-month
SOFR + 4.25% ), 11/04/31 ........................... United States 3,491,250 3,352,700

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Passenger Airlines 1.1%
i
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.522% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 9,535,337 $ 9,354,404
American Airlines, Inc., First Lien, Initial CME Term Loan , 6.507% ,
( 6-month SOFR + 2.25% ), 6/04/29 ..................... United States 3,729,000 3,631,897
United Airlines, Inc., First Lien, CME Term Loan, B , 6.275% ,
( 3-month SOFR + 2% ), 2/24/31 ....................... United States 2,907,814 2,904,644
15,890,945
a a a a a a
Personal Care Products 0.3%
h,i
Opal LLC, First Lien, CME Term Loan , 7.385% , ( 3-month SOFR +
3.25% ), 3/31/32 ................................... United States 4,500,000 4,469,085
h
Pharmaceuticals 0.4%
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 8.322% , ( 1-month SOFR + 4% ), 4/23/31 ....... United States 1,225,369 1,190,140
Organon & Co., First Lien, 2024 Refinancing Dollar CME Term
Loan , 6.57% , ( 1-month SOFR + 2.25% ), 5/19/31 .......... United States 2,842,657 2,728,951
Southern Veterinary Partners LLC, First Lien, 2024-3 New CME
Term Loan , 7.527% , ( 3-month SOFR + 3.25% ), 12/04/31 .... United States 2,068,966 2,065,097
5,984,188
a a a a a a
h
Professional Services 2.1%
CHG Healthcare Services, Inc., First Lien, Refinancing CME Term
Loan , 7.313% , ( 3-month SOFR + 3% ), 9/29/28 ............ United States 3,715,422 3,709,737
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.936% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 8,115,897 8,026,298
Dun & Bradstreet Corp. (The), First Lien, Incremental CME Term
Loan, B2 , 6.57% , ( 1-month SOFR + 2.25% ), 1/18/29 ....... United States 3,768,633 3,761,567
Grant Thornton Advisors LLC, First Lien, 2025 Incremental CME
Term Loan , 7.075% , ( 1-month SOFR + 2.75% ), 6/02/31 ..... United States 2,211,125 2,197,306
Ingenovis Health, Inc., First Lien, Initial CME Term Loan , 8.825% ,
( 3-month SOFR + 4.25% ), 3/06/28 ..................... United States 1,057,510 430,052
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 8.002% , ( 3-month SOFR + 3.75% ), 7/18/31 ......... United States 3,697,705 3,612,196
WestJet Loyalty LP, First Lien, Initial CME Term Loan , 7.549% ,
( 3-month SOFR + 3.25% ), 2/14/31 ..................... Canada 8,824,615 8,431,654
30,168,810
a a a a a a
Real Estate Management & Development 0.0%
†
h
Cushman & Wakefield US Borrower LLC, First Lien, 2024-3 CME
Term Loan , 7.572% , ( 1-month SOFR + 3.25% ), 1/31/30 ..... United States 609,613 610,631
Semiconductors & Semiconductor Equipment 0.3%
h
MKS Instruments, Inc., First Lien, 2025-1 Dollar CME Term Loan,
B , 6.323% , ( 1-month SOFR + 2% ), 8/17/29 .............. United States 4,372,169 4,351,402
h
Software 10.0%
Boxer Parent Co., Inc., First Lien, 2031 Replacement Dollar CME
Term Loan , 7.322% , ( 1-month SOFR + 3% ), 7/30/31 ....... United States 7,100,000 6,970,496
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan , 7.549% , ( 3-month SOFR + 3.25% ), 7/06/29 ......... United States 15,218,580 12,747,615
Cloud Software Group, Inc., First Lien, Incremental CME Term
Loan, B , 8.049% , ( 3-month SOFR + 3.75% ), 3/21/31 ....... United States 4,436,284 4,391,922
Cloud Software Group, Inc., First Lien, Initial Dollar Term Loan, B ,
7.799% , ( 3-month SOFR + 3.5% ), 3/30/29 ............... United States 11,145,472 11,027,665
Cloudera, Inc., First Lien, Initial CME Term Loan , 8.172% ,
( 1-month SOFR + 3.75% ), 10/09/28 .................... United States 6,091,719 6,011,796

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Software (continued)
Cloudera, Inc., Second Lien, Initial CME Term Loan , 10.422% ,
( 1-month SOFR + 6% ), 10/10/29 ...................... United States 3,000,000 $ 2,832,510
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan , 8.295% ,
( 3-month SOFR + 4% ), 12/09/31 ...................... United States 3,167,063 3,167,063
ConnectWise LLC, First Lien, Initial CME Term Loan , 8.061% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 3,143,147 3,141,843
ECI Macola/Max Holding LLC, First Lien, CME Term Loan, B ,
7.549% , ( 3-month SOFR + 3.25% ), 5/09/30 .............. United States 6,342,543 6,329,858
Epicor Software Corp., First Lien, CME Term Loan, E , 7.072% ,
( 1-month SOFR + 2.75% ), 5/30/31 ..................... United States 7,421,702 7,395,578
Flexera Software LLC, First Lien, CME Term Loan, B3 , 7.299% ,
( 3-month SOFR + 3% ), 3/03/28 ....................... United States 1,074,755 1,070,724
Genesys Cloud Services, Inc., First Lien, 2025 Dollar CME Term
Loan , 6.825% , ( 1-month SOFR + 2.5% ), 1/30/32 .......... United States 8,530,692 8,428,494
IGT Holding IV AB, First Lien, CME Term Loan , 7.782% , ( 1-day
SOFR + 3.5% ), 8/29/31 ............................. Sweden 3,423,908 3,432,467
McAfee Corp., First Lien, CME Term Loan, B1 , 7.319% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 14,816,818 13,967,963
PointClickCare Technologies, Inc., First Lien, 2024-1 CME Term
Loan , 7.549% , ( 3-month SOFR + 3.25% ), 11/03/31 ........ Canada 2,327,500 2,326,778
Polaris Newco LLC, First Lien, Dollar CME Term Loan , 8.291% ,
( 3-month SOFR + 3.75% ), 6/02/28 ..................... United States 3,102,649 2,999,393
Project Alpha Intermediate Holding, Inc., First Lien, Second
Amendment Refinancing CME Term Loan , 7.549% , ( 6-month
SOFR + 3.25% ), 10/28/30 ........................... United States 5,893,451 5,876,684
Project Boost Purchaser LLC, First Lien, Initial CME Term Loan ,
7.299% , ( 3-month SOFR + 3% ), 7/16/31 ................ United States 6,902,950 6,854,043
Rocket Software, Inc., First Lien, CME Term Loan , 8.572% ,
( 1-month SOFR + 4.25% ), 11/28/28 .................... United States 5,130,692 5,102,883
Sophos Holdings LLC, First Lien, Dollar CME Term Loan , 7.935% ,
( 1-month SOFR + 3.5% ), 3/05/27 ...................... United States 4,922,529 4,925,236
Sovos Compliance LLC, First Lien, Amendment No. 2
Replacement CME Term Loan , 8.322% , ( 1-month SOFR + 4% ),
8/13/29 ......................................... United States 7,002,102 6,984,037
UKG, Inc., First Lien, Initial CME Term Loan , 7.32% , ( 1-month
SOFR + 3% ), 2/10/31 ............................... United States 19,849,011 19,803,953
Zelis Payments Buyer, Inc., First Lien, Amendment No. 5 CME
Term Loan , 7.572% , ( 1-month SOFR + 3.25% ), 11/26/31 .... United States 1,797,987 1,765,173
147,554,174
a a a a a a
h
Specialty Retail 3.2%
f
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.425% , ( 1-month SOFR + 6% ), 10/07/26 ............... United States 16,493,169 11,215,355
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
7.572% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 5,613,579 5,502,711
i
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.811% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 6,300,747 3,498,490
Petco Health & Wellness Co., Inc., First Lien, Initial CME Term
Loan , 7.811% , ( 3-month SOFR + 3.25% ), 3/03/28 ......... United States 11,720,028 10,261,236
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 7.936% ,
( 1-month SOFR + 3.5% ), 1/31/28 ...................... United States 1,787,937 1,672,553
RelaDyne, Inc., First Lien, CME Term Loan , 8.325% , ( 1-month
SOFR + 4% ), 12/23/30 .............................. United States 6,955,103 6,953,364
Specialty Building Products Holdings LLC, First Lien, Initial CME
Term Loan , 8.172% , ( 1-month SOFR + 3.75% ), 10/16/28 .... United States 2,664,835 2,499,988

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Specialty Retail (continued)
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.575% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 5,516,293 $ 5,390,714
46,994,411
a a a a a a
h
Textiles, Apparel & Luxury Goods 0.6%
ABG Intermediate Holdings 2 LLC, First Lien, CME Term Loan,
B1 , 6.672% , ( 1-month SOFR + 2.25% ), 12/21/28 .......... United States 2,734,570 2,688,944
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.791% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 4,883,570 4,457,796
Hanesbrands, Inc., First Lien, CME Term Loan, B , 7.072% ,
( 1-month SOFR + 2.75% ), 3/08/32 ..................... United States 2,274,040 2,259,827
9,406,567
a a a a a a
Trading Companies & Distributors 0.6%
h
Foundation Building Materials, Inc., First Lien, CME Term Loan ,
8.552% , ( 3-month SOFR + 4% ), 1/29/31 ................ United States 9,037,398 8,354,758
Wireless Telecommunication Services 0.3%
h
Crown Subsea Communications Holding, Inc., First Lien, 2024
CME Term Loan , 8.324% , ( 1-month SOFR + 4% ), 1/30/31 ... United States 3,841,935 3,847,698
Total Senior Floating Rate Interests (Cost $ 1,255,928,179 ) ......................
1,213,967,557
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
Millennium Corporate Claim Trust, Escrow Account .......... United States 13,585,837 —
a,b
Millennium Lender Claim Trust, Escrow Account ............ United States 13,585,837 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 1,401,085,170 ) ...........................
1,335,825,159
a
Short Term Investments 8.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.0%
k,l
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 73,371,309 73,371,309
Total Money Market Funds (Cost $ 73,371,309 ) ................................
73,371,309
Principal
Amount
*
Repurchase Agreements 3.0%
m
Joint Repurchase Agreement , 4.354% , 5/01/25 (Maturity Value
$ 44,988,854 )
BNP Paribas Securities Corp. (Maturity Value $29,913,989)
Deutsche Bank Securities, Inc. (Maturity Value $5,502,587)
HSBC Securities (USA), Inc. (Maturity Value $9,572,278)
Collateralized by U.S. Government Agency Securities, 3% - 6%,
6/20/51 - 2/20/55; U.S. Treasury Bills, 5/22/25 - 12/26/25; and
U.S. Treasury Notes, 4%, 12/15/27 (valued at $ 45,921,691 ) .. 44,983,414 44,983,414
Total Repurchase Agreements (Cost $ 44,983,414 ) .............................
44,983,414

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 264 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
n
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.7%
k,l
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 9,646,000 $ 9,646,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 9,646,000 ) ..........................................................
9,646,000
Total Short Term Investments (Cost $ 128,000,723 ) .............................
128,000,723
a
Total Investments (Cost $ 1,529,085,893 ) 99.4% ................................
$1,463,825,882
Other Assets, less Liabilities 0.6% ...........................................
9,000,738
Net Assets 100.0% .........................................................
$1,472,826,620
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 11 regarding holdings of 5% voting securities.
d
A portion or all of the security is on loan at April 30, 2025. See Note 1(h).
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $88,396,170, representing 6.0% of net assets.
f
Income may be received in additional securities and/or cash.
g
See Note 1(j) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
j
See Note 9 regarding unfunded loan commitments.
k
See Note 3(f) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 1(c) regarding joint repurchase agreement.
n
See Note 1(h) regarding securities on loan.

Franklin Investors Securities Trust
Financial Highlights
Franklin Long Duration Credit Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended
October 31,
2024
Year Ended
October 31,
2023
a
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $10.42 $9.27 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.280 0.569 0.093
Net realized and unrealized gains (losses) .................................... (0.382) 1.150 (0.730)
Total from investment operations ............................................. (0.102) 1.719 (0.637)
Less distributions from:
Net investment income ................................................... (0.278) (0.569) (0.093)
Net realized gains ...................................................... (0.140) — —
Total distributions ........................................................ (0.418) (0.569) (0.093)
Net asset value, end of period ............................................... $9.90 $10.42 $9.27
Total return
d
............................................................ (0.99)% 18.70% (6.39)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 0.41% 0.45% 0.89%
Expenses net of waiver and payments by affiliates ................................ 0.13% 0.11% 0.59%
Net investment income .................................................... 5.56% 5.44% 5.00%
Supplemental data
Net assets , end of period (000’s) ............................................. $69,437 $87,309 $66,208
Portfolio turnover rate ..................................................... 16.71% 44.62% 6.12%
a
For the period August 22, 2023 (commencement of operations) to October 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Long Duration Credit Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 91.6%
Aerospace & Defense 3.7%
a
BAE Systems plc , Senior Bond , 144A, 5.5% , 3/26/54 ......... United Kingdom 200,000 $ 194,452
Boeing Co. (The) ,
Senior Bond , 3.6% , 5/01/34 .......................... United States 280,000 241,721
Senior Bond , 3.25% , 2/01/35 ......................... United States 100,000 82,379
Senior Bond , 5.705% , 5/01/40 ........................ United States 90,000 87,431
Senior Bond , 3.75% , 2/01/50 ......................... United States 335,000 232,200
Senior Bond , 6.858% , 5/01/54 ........................ United States 100,000 106,912
Senior Bond , 7.008% , 5/01/64 ........................ United States 120,000 128,416
General Dynamics Corp. ,
Senior Bond , 2.85% , 6/01/41 ......................... United States 125,000 90,061
Senior Bond , 3.6% , 11/15/42 ......................... United States 110,000 86,991
Howmet Aerospace, Inc. , Senior Bond , 5.95% , 2/01/37 .......
United States 305,000 317,766
Lockheed Martin Corp. ,
Senior Bond , 4.07% , 12/15/42 ........................ United States 250,000 207,161
Senior Bond , 2.8% , 6/15/50 .......................... United States 50,000 30,879
Northrop Grumman Corp. ,
Senior Bond , 4.03% , 10/15/47 ........................ United States 330,000 258,848
Senior Bond , 4.95% , 3/15/53 ......................... United States 180,000 159,088
RTX Corp. ,
Senior Bond , 4.05% , 5/04/47 ......................... United States 150,000 117,093
Senior Bond , 2.82% , 9/01/51 ......................... United States 190,000 114,214
Senior Bond , 3.03% , 3/15/52 ......................... United States 190,000 119,134
2,574,746
Automobiles 0.2%
a
Hyundai Capital America , Senior Note , 144A, 5.4% , 3/29/32 ... United States 150,000 148,729
Banks 6.3%
Bank of America Corp. ,
Senior Bond , 2.676% to 6/18/40, FRN thereafter , 6/19/41 ... United States 900,000 638,393
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 150,000 146,871
Sub. Bond , 5.744% to 2/11/35, FRN thereafter , 2/12/36 ..... United States 350,000 349,378
Barclays plc , Senior Bond , 5.335% to 9/09/34, FRN thereafter ,
9/10/35 ......................................... United Kingdom 400,000 388,332
Cooperatieve Rabobank UA , Senior Bond , 5.25% , 5/24/41 ....
Netherlands 160,000 155,860
HSBC Holdings plc , Senior Bond , 6.332% to 3/08/43, FRN
thereafter , 3/09/44 ................................. United Kingdom 200,000 210,047
ING Groep NV , Senior Bond , 5.525% to 3/24/35, FRN thereafter ,
3/25/36 ......................................... Netherlands 200,000 201,360
JPMorgan Chase & Co. ,
Senior Bond , 5.294% to 7/21/34, FRN thereafter , 7/22/35 ... United States 160,000 160,318
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 100,000 101,785
Senior Bond , 5.572% to 4/21/35, FRN thereafter , 4/22/36 ... United States 150,000 153,482
Senior Bond , 3.109% to 4/21/40, FRN thereafter , 4/22/41 ... United States 405,000 306,909
Senior Bond , 2.525% to 11/18/40, FRN thereafter , 11/19/41 .. United States 350,000 242,018
Senior Bond , 5.534% to 11/28/44, FRN thereafter , 11/29/45 .. United States 160,000 157,689
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 5.615% to
4/23/35, FRN thereafter , 4/24/36 ...................... Japan 200,000 204,454
Mizuho Financial Group, Inc. , Senior Bond , 5.594% to 7/09/34,
FRN thereafter , 7/10/35 ............................. Japan 200,000 203,565
PNC Financial Services Group, Inc. (The) , Senior Bond , 5.676%
to 1/21/34, FRN thereafter , 1/22/35 ..................... United States 250,000 254,897
US Bancorp , Senior Bond , 5.678% to 1/22/34, FRN thereafter ,
1/23/35 ......................................... United States 180,000 183,475

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co. ,
Senior Bond , 3.068% to 4/29/40, FRN thereafter , 4/30/41 ... United States 100,000 $ 73,623
Senior Bond , 3.9% , 5/01/45 .......................... United States 300,000 233,869
4,366,325
Beverages 2.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. , Senior Bond , 4.9% , 2/01/46 ...................... Belgium 871,000 794,586
Coca-Cola Co. (The) , Senior Bond , 5.4% , 5/13/64 ...........
United States 320,000 310,698
Keurig Dr Pepper, Inc. , Senior Bond , 3.35% , 3/15/51 .........
United States 250,000 165,323
PepsiCo, Inc. , Senior Bond , 4.2% , 7/18/52 ................
United States 130,000 106,182
1,376,789
Biotechnology 3.3%
AbbVie, Inc. ,
Senior Bond , 4.05% , 11/21/39 ........................ United States 130,000 112,713
Senior Bond , 4.45% , 5/14/46 ......................... United States 640,000 545,898
Senior Bond , 4.25% , 11/21/49 ........................ United States 165,000 133,972
Senior Bond , 5.4% , 3/15/54 .......................... United States 115,000 110,300
Amgen, Inc. ,
Senior Bond , 3.15% , 2/21/40 ......................... United States 270,000 204,540
Senior Bond , 5.6% , 3/02/43 .......................... United States 375,000 365,109
Senior Bond , 5.65% , 3/02/53 ......................... United States 400,000 384,194
a
CSL Finance plc ,
Senior Bond , 144A, 4.75% , 4/27/52 .................... Australia 130,000 109,596
Senior Bond , 144A, 5.417% , 4/03/54 ................... Australia 115,000 106,666
Regeneron Pharmaceuticals, Inc. , Senior Bond , 2.8% , 9/15/50 .
United States 400,000 229,349
2,302,337
Broadline Retail 1.0%
Amazon.com, Inc. , Senior Bond , 2.875% , 5/12/41 ...........
United States 950,000 703,961
Building Products 0.7%
Carrier Global Corp. ,
Senior Bond , 3.377% , 4/05/40 ........................ United States 150,000 117,293
Senior Bond , 3.577% , 4/05/50 ........................ United States 72,000 51,631
Owens Corning ,
Senior Bond , 4.3% , 7/15/47 .......................... United States 85,000 67,457
Senior Bond , 5.95% , 6/15/54 ......................... United States 230,000 227,291
463,672
Capital Markets 3.7%
BlackRock Funding, Inc. , Senior Bond , 5.25% , 3/14/54 .......
United States 190,000 179,956
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.908% to 7/20/41, FRN thereafter , 7/21/42 ... United States 250,000 173,646
Senior Bond , 3.436% to 2/23/42, FRN thereafter , 2/24/43 ... United States 300,000 223,241
Senior Bond , 5.734% to 1/27/55, FRN thereafter , 1/28/56 ... United States 120,000 116,974
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 150,000 150,819
Jefferies Financial Group, Inc. , Senior Note , 6.2% , 4/14/34 ....
United States 200,000 202,794
Moody's Corp. , Senior Bond , 2.75% , 8/19/41 ...............
United States 85,000 58,618
Morgan Stanley ,
Senior Bond , 5.587% to 1/17/35, FRN thereafter , 1/18/36 ... United States 80,000 81,184
b
Senior Bond , FRN , 3.971% , 7/22/38 ................... United States 750,000 645,597

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Bond , 5.516% to 11/18/54, FRN thereafter , 11/19/55 .. United States 120,000 $ 114,719
Nasdaq, Inc. ,
Senior Bond , 3.95% , 3/07/52 ......................... United States 103,000 76,283
Senior Bond , 6.1% , 6/28/63 .......................... United States 80,000 80,537
S&P Global, Inc. , Senior Bond , 3.9% , 3/01/62 ..............
United States 130,000 95,901
a
UBS Group AG , Senior Bond , 144A, 2.746% to 2/10/32, FRN
thereafter , 2/11/33 ................................. Switzerland 450,000 385,347
2,585,616
Chemicals 0.8%
DuPont de Nemours, Inc. , Senior Bond , 5.319% , 11/15/38 .....
United States 260,000 266,537
Huntsman International LLC , Senior Bond , 5.7% , 10/15/34 ....
United States 170,000 153,472
Westlake Corp. ,
Senior Bond , 2.875% , 8/15/41 ........................ United States 150,000 99,024
Senior Bond , 3.125% , 8/15/51 ........................ United States 110,000 66,599
585,632
Communications Equipment 1.0%
Cisco Systems, Inc. , Senior Bond , 5.3% , 2/26/54 ............
United States 330,000 315,226
Motorola Solutions, Inc. , Senior Bond , 5.5% , 9/01/44 .........
United States 400,000 386,699
701,925
Construction Materials 0.3%
Martin Marietta Materials, Inc. , Senior Bond , 5.5% , 12/01/54 ...
United States 85,000 79,012
Vulcan Materials Co. , Senior Bond , 5.7% , 12/01/54 ..........
United States 160,000 153,085
232,097
Consumer Finance 0.2%
American Express Co. , Senior Bond , 5.667% to 4/24/35, FRN
thereafter , 4/25/36 ................................. United States 120,000 123,224
Consumer Staples Distribution & Retail 1.0%
Kroger Co. (The) ,
Senior Bond , 5.5% , 9/15/54 .......................... United States 200,000 187,235
Senior Bond , 5.65% , 9/15/64 ......................... United States 140,000 130,150
Sysco Corp. , Senior Bond , 3.3% , 2/15/50 .................
United States 180,000 117,975
Walmart, Inc. ,
Senior Bond , 2.65% , 9/22/51 ......................... United States 270,000 167,664
Senior Bond , 4.5% , 4/15/53 .......................... United States 140,000 122,147
725,171
Containers & Packaging 0.3%
a
Smurfit Kappa Treasury ULC , Senior Bond , 144A, 5.777% ,
4/03/54 ......................................... Ireland 220,000 211,416
Diversified Consumer Services 2.1%
Leland Stanford Junior University (The) , 3.647% , 5/01/48 .....
United States 740,000 570,123
Massachusetts Institute of Technology , G , 2.294% , 7/01/51 ....
United States 445,000 252,415
President and Fellows of Harvard College , 3.745% , 11/15/52 ...
United States 450,000 342,243
University of Miami , 2022 , Senior Bond , 4.063% , 4/01/52 .....
United States 240,000 187,342

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Consumer Services (continued)
University of Southern California , 3.028% , 10/01/39 ..........
United States 150,000 $ 120,822
1,472,945
Diversified REITs 0.6%
Simon Property Group LP ,
Senior Bond , 4.75% , 3/15/42 ......................... United States 100,000 88,549
Senior Bond , 4.25% , 11/30/46 ........................ United States 185,000 148,250
VICI Properties LP , Senior Bond , 5.75% , 4/01/34 ............
United States 150,000 150,945
387,744
Diversified Telecommunication Services 3.3%
AT&T, Inc. ,
Senior Bond , 3.5% , 6/01/41 .......................... United States 300,000 230,525
Senior Bond , 4.35% , 6/15/45 ......................... United States 260,000 210,354
Senior Bond , 4.75% , 5/15/46 ......................... United States 700,000 596,633
Senior Bond , 3.5% , 9/15/53 .......................... United States 580,000 388,607
Verizon Communications, Inc. ,
Senior Bond , 2.65% , 11/20/40 ........................ United States 900,000 633,411
Senior Bond , 3.85% , 11/01/42 ........................ United States 80,000 63,428
Senior Bond , 4.125% , 8/15/46 ........................ United States 190,000 150,168
2,273,126
Electric Utilities 9.6%
Alabama Power Co. , Senior Bond , 4.15% , 8/15/44 ..........
United States 320,000 262,551
Appalachian Power Co. , Senior Bond , 7% , 4/01/38 ..........
United States 130,000 144,990
Baltimore Gas and Electric Co. , Senior Bond , 4.55% , 6/01/52 ..
United States 185,000 153,196
Commonwealth Edison Co. ,
Senior Bond , 3.125% , 3/15/51 ........................ United States 60,000 38,889
Senior Bond , 3.85% , 3/15/52 ......................... United States 215,000 158,733
DTE Electric Co. , B , Senior Bond , 3.65% , 3/01/52 ...........
United States 320,000 231,212
Duke Energy Carolinas LLC , Senior Bond , 3.95% , 3/15/48 ....
United States 570,000 437,457
Duke Energy Corp. , Senior Bond , 3.5% , 6/15/51 ............
United States 390,000 259,095
Duke Energy Florida LLC , Senior Bond , 3.4% , 10/01/46 ......
United States 310,000 219,403
Duke Energy Progress LLC ,
Senior Bond , 4.15% , 12/01/44 ........................ United States 195,000 159,316
Senior Bond , 3.6% , 9/15/47 .......................... United States 70,000 50,961
Entergy Louisiana LLC , Senior Bond , 3.1% , 6/15/41 .........
United States 200,000 145,159
Florida Power & Light Co. ,
Senior Bond , 4.05% , 6/01/42 ......................... United States 680,000 570,304
Senior Bond , 3.95% , 3/01/48 ......................... United States 70,000 55,057
Georgia Power Co. , Senior Bond , 5.125% , 5/15/52 ..........
United States 250,000 229,492
MidAmerican Energy Co. ,
Senior Bond , 3.95% , 8/01/47 ......................... United States 145,000 112,342
Senior Bond , 3.15% , 4/15/50 ......................... United States 755,000 502,860
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.9% ,
3/15/55 ......................................... United States 120,000 117,063
Northern States Power Co. ,
Senior Bond , 3.6% , 5/15/46 .......................... United States 30,000 22,421
Senior Bond , 2.6% , 6/01/51 .......................... United States 255,000 150,919
Pacific Gas and Electric Co. ,
Senior Bond , 3.3% , 8/01/40 .......................... United States 270,000 195,119
Senior Bond , 4.75% , 2/15/44 ......................... United States 180,000 145,868

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co., (continued)
Senior Bond , 4% , 12/01/46 .......................... United States 75,000 $ 53,502
PacifiCorp , Senior Bond , 5.8% , 1/15/55 ...................
United States 260,000 248,287
PECO Energy Co. , Senior Bond , 4.8% , 10/15/43 ............
United States 175,000 155,998
PG&E Wildfire Recovery Funding LLC , A-5 , Senior Secured
Bond , 5.099% , 6/01/52 .............................. United States 500,000 463,040
PPL Electric Utilities Corp. , Senior Bond , 3.95% , 6/01/47 ......
United States 275,000 216,662
Public Service Co. of Colorado , Senior Bond , 3.8% , 6/15/47 ...
United States 250,000 184,795
Public Service Electric and Gas Co. ,
Senior Bond , 5.45% , 8/01/53 ......................... United States 100,000 96,992
Senior Secured Bond , 3% , 3/01/51 .................... United States 340,000 219,023
Southern California Edison Co. , Senior Bond , 4% , 4/01/47 .....
United States 80,000 57,421
Virginia Electric and Power Co. , Senior Bond , 4.45% , 2/15/44 ..
United States 450,000 378,187
a
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 5.7% ,
12/30/34 ........................................ United States 200,000 199,224
6,635,538
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc. ,
Senior Bond , 4.75% , 3/15/42 ......................... United States 130,000 115,165
Senior Bond , 3.9% , 11/15/49 ......................... United States 100,000 73,409
Senior Bond , 4.375% , 11/15/57 ....................... United States 100,000 77,236
265,810
Entertainment 1.2%
Netflix, Inc. , Senior Bond , 5.4% , 8/15/54 ..................
United States 250,000 242,801
Walt Disney Co. (The) , Senior Bond , 3.8% , 5/13/60 ..........
United States 175,000 125,596
Warnermedia Holdings, Inc. ,
Senior Bond , 5.05% , 3/15/42 ......................... United States 400,000 301,719
Senior Note , 4.279% , 3/15/32 ........................ United States 170,000 145,629
815,745
Financial Services 2.0%
Fiserv, Inc. , Senior Bond , 4.4% , 7/01/49 ..................
United States 235,000 184,786
Global Payments, Inc. , Senior Bond , 5.95% , 8/15/52 .........
United States 250,000 229,043
Mastercard, Inc. , Senior Bond , 3.65% , 6/01/49 .............
United States 250,000 189,360
Shell International Finance BV , Senior Bond , 3% , 11/26/51 ....
United States 275,000 173,882
a
Siemens Financieringsmaatschappij NV , Senior Bond , 144A,
2.875% , 3/11/41 ................................... Germany 465,000 339,242
Visa, Inc. , Senior Bond , 4.3% , 12/14/45 ...................
United States 285,000 245,134
1,361,447
Food Products 1.4%
a
Cargill, Inc. , Senior Bond , 144A, 4.375% , 4/22/52 ........... United States 190,000 155,889
Conagra Brands, Inc. , Senior Bond , 5.3% , 11/01/38 ..........
United States 15,000 14,206
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Bond , 4.375% , 2/02/52 ........................ United States 350,000 270,148
Senior Bond , 6.5% , 12/01/52 ......................... United States 50,000 51,507
Kraft Heinz Foods Co. , Senior Bond , 4.375% , 6/01/46 ........
United States 185,000 149,987
a
Mars, Inc. ,
Senior Bond , 144A, 2.375% , 7/16/40 ................... United States 300,000 208,658

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
a
Mars, Inc., (continued)
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 110,000 $ 108,507
958,902
Gas Utilities 0.4%
Southern California Gas Co. , Senior Bond , 6.35% , 11/15/52 ...
United States 280,000 292,989
Ground Transportation 2.6%
Burlington Northern Santa Fe LLC ,
Senior Bond , 5.75% , 5/01/40 ......................... United States 980,000 1,014,307
Senior Bond , 4.15% , 4/01/45 ......................... United States 140,000 116,163
CSX Corp. , Senior Bond , 4.5% , 11/15/52 ..................
United States 140,000 116,905
Union Pacific Corp. ,
Senior Bond , 3.55% , 8/15/39 ......................... United States 250,000 206,679
Senior Bond , 4.05% , 3/01/46 ......................... United States 400,000 325,097
1,779,151
Health Care Equipment & Supplies 0.6%
Baxter International, Inc. , Senior Bond , 3.132% , 12/01/51 .....
United States 290,000 178,577
Medtronic, Inc. , Senior Bond , 4.625% , 3/15/45 .............
United States 160,000 142,007
Solventum Corp. , Senior Note , 5.6% , 3/23/34 ..............
United States 100,000 101,162
421,746
Health Care Providers & Services 6.7%
Ascension Health ,
Senior Bond , 3.945% , 11/15/46 ....................... United States 150,000 119,940
B , Senior Bond , 3.106% , 11/15/39 ..................... United States 300,000 235,803
Cigna Group (The) ,
Senior Bond , 3.2% , 3/15/40 .......................... United States 100,000 76,029
Senior Bond , 4.9% , 12/15/48 ......................... United States 150,000 129,414
Senior Bond , 3.4% , 3/15/50 .......................... United States 230,000 153,501
CommonSpirit Health , Senior Secured Bond , 4.187% , 10/01/49 .
United States 340,000 255,394
CVS Health Corp. ,
Senior Bond , 4.78% , 3/25/38 ......................... United States 450,000 406,059
Senior Bond , 5.125% , 7/20/45 ........................ United States 525,000 455,624
Elevance Health, Inc. , Senior Bond , 4.65% , 1/15/43 .........
United States 280,000 244,022
HCA, Inc. , Senior Bond , 4.625% , 3/15/52 .................
United States 550,000 431,425
a
Health Care Service Corp. A Mutual Legal Reserve Co. , Senior
Bond , 144A, 5.875% , 6/15/54 ......................... United States 200,000 192,811
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 250,000 249,808
Kaiser Foundation Hospitals , 2021 , 3.002% , 6/01/51 .........
United States 350,000 223,543
Mayo Clinic , 2021 , 3.196% , 11/15/61 .....................
United States 210,000 132,998
Sutter Health , 5.547% , 8/15/53 .........................
United States 100,000 97,031
UnitedHealth Group, Inc. ,
Senior Bond , 3.5% , 8/15/39 .......................... United States 110,000 88,241
Senior Bond , 3.95% , 10/15/42 ........................ United States 200,000 161,749
Senior Bond , 6.05% , 2/15/63 ......................... United States 345,000 349,501
Senior Bond , 5.2% , 4/15/63 .......................... United States 110,000 97,096
Senior Bond , 5.75% , 7/15/64 ......................... United States 310,000 299,469
UPMC , Secured Bond , 5.377% , 5/15/43 ..................
United States 260,000 249,000
4,648,458

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs 0.5%
Alexandria Real Estate Equities, Inc. , Senior Bond , 3.55% ,
3/15/52 ......................................... United States 580,000 $ 382,656
Hotels, Restaurants & Leisure 0.7%
Marriott International, Inc. , Senior Bond , 5.5% , 4/15/37 .......
United States 150,000 146,253
McDonald's Corp. ,
Senior Bond , 4.875% , 12/09/45 ....................... United States 150,000 133,646
Senior Bond , 4.45% , 3/01/47 ......................... United States 250,000 208,447
488,346
Household Durables 0.3%
DR Horton, Inc. , Senior Bond , 5.5% , 10/15/35 ..............
United States 200,000 200,346
Independent Power and Renewable Electricity Producers 0.4%
Constellation Energy Generation LLC , Senior Bond , 6.5% ,
10/01/53 ........................................ United States 275,000 285,037
Industrial Conglomerates 0.3%
Honeywell International, Inc. , Senior Bond , 5.25% , 3/01/54 ....
United States 200,000 187,718
Insurance 3.9%
American International Group, Inc. , Senior Bond , 4.5% , 7/16/44 .
United States 170,000 144,731
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 175,000 125,021
Arch Capital Group US, Inc. , Senior Bond , 5.144% , 11/01/43 ...
United States 245,000 225,637
Arthur J Gallagher & Co. ,
Senior Bond , 3.5% , 5/20/51 .......................... United States 100,000 67,775
Senior Bond , 3.05% , 3/09/52 ......................... United States 375,000 230,564
Athene Holding Ltd. , Senior Bond , 3.45% , 5/15/52 ...........
United States 120,000 75,134
Berkshire Hathaway Finance Corp. ,
Senior Bond , 2.85% , 10/15/50 ........................ United States 80,000 50,876
Senior Bond , 3.85% , 3/15/52 ......................... United States 400,000 306,118
Brown & Brown, Inc. , Senior Bond , 4.95% , 3/17/52 ..........
United States 150,000 124,663
Chubb INA Holdings LLC , Senior Bond , 3.05% , 12/15/61 ......
United States 140,000 84,789
a
Great-West Lifeco Finance Delaware LP , Senior Bond , 144A,
4.15% , 6/03/47 ................................... Canada 160,000 127,534
Marsh & McLennan Cos., Inc. ,
Senior Bond , 4.9% , 3/15/49 .......................... United States 85,000 76,040
Senior Bond , 5.45% , 3/15/53 ......................... United States 60,000 57,380
Senior Bond , 5.4% , 3/15/55 .......................... United States 250,000 238,385
a
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 200,000 203,032
a
Northwestern Mutual Life Insurance Co. (The) , Sub. Bond , 144A,
3.45% , 3/30/51 ................................... United States 300,000 203,711
Progressive Corp. (The) , Senior Bond , 4.125% , 4/15/47 ......
United States 285,000 229,373
Travelers Cos., Inc. (The) , Senior Bond , 4% , 5/30/47 .........
United States 155,000 124,436
2,695,199
Interactive Media & Services 0.6%
Meta Platforms, Inc. ,
Senior Bond , 5.75% , 5/15/63 ......................... United States 330,000 330,341
Senior Bond , 5.55% , 8/15/64 ......................... United States 120,000 115,571
445,912

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.1%
IBM International Capital Pte. Ltd. , Senior Bond , 5.3% , 2/05/54 .
United States 100,000 $ 92,043
Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc. , Senior Bond , 5.404% , 8/10/43 ...
United States 275,000 269,767
Machinery 0.1%
Ingersoll Rand, Inc. , Senior Bond , 5.7% , 6/15/54 ............
United States 75,000 72,346
Media 4.1%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.375% , 4/01/38 ................. United States 630,000 569,881
Senior Secured Bond , 3.5% , 6/01/41 ................... United States 240,000 164,151
Senior Secured Bond , 3.5% , 3/01/42 ................... United States 500,000 335,725
Senior Secured Bond , 5.375% , 5/01/47 ................. United States 50,000 40,603
Comcast Corp. ,
Senior Bond , 3.4% , 7/15/46 .......................... United States 280,000 197,693
Senior Bond , 3.969% , 11/01/47 ....................... United States 420,000 319,199
Senior Bond , 2.887% , 11/01/51 ....................... United States 700,000 421,479
Fox Corp. , Senior Bond , 5.476% , 1/25/39 .................
United States 380,000 365,108
Paramount Global ,
Senior Bond , 4.2% , 5/19/32 .......................... United States 120,000 107,415
Senior Bond , 6.875% , 4/30/36 ........................ United States 160,000 160,772
Senior Bond , 4.375% , 3/15/43 ........................ United States 100,000 72,087
Senior Bond , 4.9% , 8/15/44 .......................... United States 165,000 124,316
2,878,429
Metals & Mining 1.5%
a
Anglo American Capital plc , Senior Bond , 144A, 4.75% , 3/16/52 South Africa 200,000 163,604
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .......
United States 150,000 138,790
Newmont Corp. / Newcrest Finance Pty. Ltd. , Senior Bond , 4.2% ,
5/13/50 ......................................... United States 230,000 183,604
Rio Tinto Finance USA plc , Senior Bond , 5.75% , 3/14/55 ......
Australia 320,000 316,070
Vale Overseas Ltd. , Senior Bond , 6.125% , 6/12/33 ..........
Brazil 260,000 268,323
1,070,391
Multi-Utilities 1.2%
Consolidated Edison Co. of New York, Inc. , Senior Bond , 4.45% ,
3/15/44 ......................................... United States 400,000 340,391
Consumers Energy Co. ,
Senior Bond , 4.05% , 5/15/48 ......................... United States 120,000 94,833
Senior Bond , 4.35% , 4/15/49 ......................... United States 270,000 224,262
Dominion Energy, Inc. , B , Senior Bond , 4.85% , 8/15/52 .......
United States 110,000 91,831
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 50,000 49,056
800,373
Oil, Gas & Consumable Fuels 5.9%
a
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 250,000 219,047
a
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 130,000 125,927
BP Capital Markets America, Inc. , Senior Bond , 3.06% , 6/17/41 .
United States 325,000 234,336
ConocoPhillips Co. , Senior Bond , 3.8% , 3/15/52 ............
United States 285,000 203,192
Diamondback Energy, Inc. , Senior Bond , 4.4% , 3/24/51 .......
United States 270,000 201,054
a
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 160,000 158,667
Eastern Energy Gas Holdings LLC , Senior Bond , 5.65% , 10/15/54
United States 260,000 245,019

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP ,
Senior Bond , 5.15% , 3/15/45 ......................... United States 530,000 $ 445,594
Senior Bond , 6.125% , 12/15/45 ....................... United States 80,000 75,741
Senior Bond , 6% , 6/15/48 ........................... United States 380,000 350,386
Enterprise Products Operating LLC , Senior Bond , 4.9% , 5/15/46
United States 195,000 172,194
Exxon Mobil Corp. , Senior Bond , 3.452% , 4/15/51 ...........
United States 450,000 315,163
Hess Corp. ,
Senior Bond , 5.6% , 2/15/41 .......................... United States 115,000 113,494
Senior Bond , 5.8% , 4/01/47 .......................... United States 20,000 19,587
a
Hess Midstream Operations LP , Senior Note , 144A, 4.25% ,
2/15/30 ......................................... United States 320,000 300,712
Occidental Petroleum Corp. , Senior Bond , 5.55% , 10/01/34 ....
United States 100,000 93,426
ONEOK, Inc. , Senior Bond , 5.7% , 11/01/54 ................
United States 165,000 146,628
Targa Resources Corp. , Senior Bond , 4.95% , 4/15/52 ........
United States 50,000 40,318
TotalEnergies Capital SA ,
Senior Bond , 5.638% , 4/05/64 ........................ France 220,000 207,327
Senior Bond , 5.425% , 9/10/64 ........................ France 150,000 136,826
Williams Cos., Inc. (The) , Senior Bond , 5.1% , 9/15/45 ........
United States 350,000 306,809
4,111,447
Personal Care Products 0.6%
Haleon US Capital LLC , Senior Bond , 4% , 3/24/52 ..........
United States 250,000 190,877
Kenvue, Inc. , Senior Bond , 5.05% , 3/22/53 ................
United States 220,000 204,403
395,280
Pharmaceuticals 3.6%
a
Bayer US Finance II LLC , Senior Bond , 144A, 4.4% , 7/15/44 ... Germany 240,000 180,113
Bristol-Myers Squibb Co. ,
Senior Bond , 4.35% , 11/15/47 ........................ United States 130,000 106,858
Senior Bond , 4.55% , 2/20/48 ......................... United States 100,000 84,896
Senior Bond , 2.55% , 11/13/50 ........................ United States 185,000 106,161
Senior Bond , 3.7% , 3/15/52 .......................... United States 145,000 104,297
Senior Bond , 5.55% , 2/22/54 ......................... United States 20,000 19,284
Eli Lilly & Co. ,
Senior Bond , 5% , 2/09/54 ........................... United States 105,000 97,609
Senior Bond , 4.95% , 2/27/63 ......................... United States 300,000 269,749
Senior Bond , 5.2% , 8/14/64 .......................... United States 110,000 103,301
Merck & Co., Inc. , Senior Bond , 2.75% , 12/10/51 ............
United States 250,000 152,283
Novartis Capital Corp. , Senior Bond , 2.75% , 8/14/50 .........
United States 180,000 114,022
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 5.3% ,
5/19/53 ......................................... United States 600,000 556,069
a
Roche Holdings, Inc. , Senior Bond , 144A, 2.607% , 12/13/51 ... United States 495,000 296,153
Royalty Pharma plc , Senior Bond , 3.35% , 9/02/51 ...........
United States 520,000 324,386
2,515,181
Semiconductors & Semiconductor Equipment 1.0%
Analog Devices, Inc. , Senior Bond , 2.95% , 10/01/51 .........
United States 320,000 204,143
a
Foundry JV Holdco LLC , Senior Secured Bond , 144A, 6.2% ,
1/25/37 ......................................... United States 400,000 410,082
Intel Corp. , Senior Bond , 3.734% , 12/08/47 ................
United States 100,000 68,264
682,489

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 3.7%
Intuit, Inc. , Senior Bond , 5.5% , 9/15/53 ...................
United States 190,000 $ 185,944
Microsoft Corp. ,
Senior Bond , 2.525% , 6/01/50 ........................ United States 75,000 46,516
Senior Bond , 2.921% , 3/17/52 ........................ United States 820,000 544,861
Oracle Corp. ,
Senior Bond , 3.8% , 11/15/37 ......................... United States 230,000 192,202
Senior Bond , 3.6% , 4/01/40 .......................... United States 780,000 608,425
Senior Bond , 4% , 7/15/46 ........................... United States 370,000 278,008
Senior Bond , 4.375% , 5/15/55 ........................ United States 160,000 121,543
Senior Bond , 5.5% , 9/27/64 .......................... United States 75,000 66,621
Salesforce, Inc. , Senior Bond , 2.9% , 7/15/51 ...............
United States 500,000 317,727
Synopsys, Inc. , Senior Bond , 5.7% , 4/01/55 ...............
United States 200,000 193,475
2,555,322
Specialty Retail 1.6%
Dick's Sporting Goods, Inc. , Senior Bond , 4.1% , 1/15/52 ......
United States 260,000 178,364
Home Depot, Inc. (The) ,
Senior Bond , 4.4% , 3/15/45 .......................... United States 65,000 55,406
Senior Bond , 4.25% , 4/01/46 ......................... United States 130,000 108,047
Senior Bond , 3.9% , 6/15/47 .......................... United States 70,000 54,608
Senior Bond , 3.125% , 12/15/49 ....................... United States 140,000 93,217
Senior Bond , 3.35% , 4/15/50 ......................... United States 30,000 20,779
Senior Bond , 3.625% , 4/15/52 ........................ United States 350,000 253,507
Senior Bond , 5.3% , 6/25/54 .......................... United States 60,000 57,026
Lowe's Cos., Inc. ,
Senior Bond , 3.7% , 4/15/46 .......................... United States 125,000 91,021
Senior Bond , 4.05% , 5/03/47 ......................... United States 165,000 125,637
Senior Bond , 3% , 10/15/50 .......................... United States 80,000 48,885
1,086,497
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc. , Senior Bond , 3.85% , 5/04/43 ..................
United States 1,300,000 1,078,565
Dell International LLC / EMC Corp. , Senior Bond , 3.375% ,
12/15/41 ........................................ United States 350,000 251,286
Hewlett Packard Enterprise Co. , Senior Bond , 5% , 10/15/34 ...
United States 230,000 222,141
1,551,992
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 140,000 136,418
Tobacco 1.1%
Altria Group, Inc. , Senior Bond , 3.4% , 2/04/41 ..............
United States 110,000 79,229
BAT Capital Corp. , Senior Bond , 4.39% , 8/15/37 ............
United Kingdom 450,000 394,839
Philip Morris International, Inc. , Senior Bond , 3.875% , 8/21/42 ..
United States 370,000 293,925
767,993
Water Utilities 0.4%
American Water Capital Corp. , Senior Bond , 3.45% , 5/01/50 ...
United States 350,000 244,093
Wireless Telecommunication Services 1.8%
Rogers Communications, Inc. , Senior Bond , 4.55% , 3/15/52 ...
Canada 350,000 276,468
T-Mobile USA, Inc. ,
Senior Bond , 3% , 2/15/41 ........................... United States 250,000 179,017

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Bond , 3.4% , 10/15/52 ......................... United States 700,000 $ 464,914
Vodafone Group plc ,
Senior Bond , 4.25% , 9/17/50 ......................... United Kingdom 200,000 152,216
Senior Bond , 5.875% , 6/28/64 ........................ United Kingdom 190,000 179,593
1,252,208
Total Corporate Bonds (Cost $ 63,148,726 ) ....................................
63,582,724
Foreign Government and Agency Securities 4.2%
a
Bermuda Government Bond , Senior Bond , 144A, 3.375% ,
8/20/50 ......................................... United States 200,000 133,090
Chile Government Bond , Senior Bond , 3.86% , 6/21/47 .......
Chile 400,000 305,032
a
Electricite de France SA , Senior Bond , 144A, 6% , 4/22/64 ..... France 200,000 186,409
Mexico Government Bond ,
Senior Bond , 4.75% , 3/08/44 ......................... Mexico 450,000 341,974
Senior Bond , 6.338% , 5/04/53 ........................ Mexico 330,000 290,756
Senior Bond , 7.375% , 5/13/55 ........................ Mexico 350,000 347,858
Peru Government Bond , Senior Bond , 5.875% , 8/08/54 .......
Peru 230,000 218,615
Philippines Government Bond , Senior Bond , 4.2% , 3/29/47 ....
Philippines 410,000 334,919
a
Saudi Arabia Government Bond , Senior Bond , 144A, 5% , 1/18/53 Saudi Arabia 565,000 479,974
Uruguay Government Bond , Senior Bond , 5.1% , 6/18/50 ......
Uruguay 300,000 276,000
Total Foreign Government and Agency Securities (Cost $ 2,974,526 ) .............
2,914,627
U.S. Government and Agency Securities 1.3%
U.S. Treasury Bonds ,
c
Strip, 4 .91% , 11/15/44 .............................. United States 770,000 301,625
4.5%, 11/15/54 ................................... United States 630,000 610,017
Total U.S. Government and Agency Securities (Cost $ 921,219 ) ..................
911,642
Municipal Bonds 1.5%
California 0.2%
Los Angeles Community College District , GO , 2010 E , 6.6% ,
8/01/42 ......................................... United States 125,000 136,566
New York 0.5%
United Nations Development Corp. , City of New York , Revenue ,
2025 A , Refunding , 6.536% , 8/01/55 ................... United States 330,000 342,705
Texas 0.8%
Dallas Fort Worth International Airport , Revenue , 2022 A , 4.507% ,
11/01/51 ........................................ United States 245,000 210,181
State of Texas , GO , 2009 A , 5.517% , 4/01/39 ..............
United States 355,000 363,902
574,083
Total Municipal Bonds (Cost $ 1,046,195 ) .....................................
1,053,354
Total Long Term Investments (Cost $ 68,090,666 ) ..............................
68,462,347
a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 191,052 $ 191,052
Total Money Market Funds (Cost $ 191,052 ) ...................................
191,052
Total Short Term Investments (Cost $ 191,052 ) ................................
191,052
a
Total Investments (Cost $ 68,281,718 ) 98.9% ..................................
$68,653,399
Other Assets, less Liabilities 1.1% ...........................................
783,507
Net Assets 100.0% .........................................................
$69,436,906
a a a
See Abbreviations on page 264 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $5,699,411, representing 8.2% of net assets.
b
The coupon rate shown represents the rate at period end.
c
The rate shown represents the yield at period end.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.95 $8.76 $8.70 $9.55 $9.54 $9.65
Income from investment operations
a
:
Net investment income
b
............. 0.186 0.383 0.317 0.162 0.105 0.244
Net realized and unrealized gains (losses) 0.053 0.198 0.069 (0.735) 0.170 (0.079)
Total from investment operations ........ 0.239 0.581 0.386 (0.573) 0.275 0.165
Less distributions from:
Net investment income .............. (0.189) (0.391) (0.326) (0.277) (0.265) (0.275)
Net asset value, end of period .......... $9.00 $8.95 $8.76 $8.70 $9.55 $9.54
Total return
c
....................... 2.70% 6.76% 4.48% (6.09)% 2.90% 1.77%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.95% 0.97% 0.96% 0.93% 0.94% 0.94%
Expenses net of waiver and payments by
affiliates .......................... 0.66% 0.66% 0.66%
e
0.67%
e
0.67%
e
0.67%
e
Net investment income ............... 4.18% 4.30% 3.61% 1.77% 1.09% 2.58%
Supplemental data
Net assets, end of period (000’s) ........ $1,361,043 $1,350,093 $1,471,021 $1,726,461 $1,915,410 $1,778,666
Portfolio turnover rate ................ 35.55% 65.68%
f
55.59% 66.75% 85.02%
f
93.23%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 35.55% 65.68%
f
55.59% 55.24%
g
56.22%
f,g
67.97%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
g
See Note 1(i) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.91 $8.71 $8.66 $9.51 $9.50 $9.61
Income from investment operations
a
:
Net investment income
b
............. 0.168 0.347 0.280 0.120 0.068 0.205
Net realized and unrealized gains (losses) 0.054 0.209 0.061 (0.730) 0.169 (0.074)
Total from investment operations ........ 0.222 0.556 0.341 (0.610) 0.237 0.131
Less distributions from:
Net investment income .............. (0.172) (0.356) (0.291) (0.240) (0.227) (0.242)
Net asset value, end of period .......... $8.96 $8.91 $8.71 $8.66 $9.51 $9.50
Total return
c
....................... 2.51% 6.50% 3.98% (6.49)% 2.50% 1.42%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.35% 1.37% 1.36% 1.33% 1.35% 1.34%
Expenses net of waiver and payments by
affiliates .......................... 1.06% 1.06% 1.06%
e
1.07%
e
1.08%
e
1.07%
e
Net investment income ............... 3.80% 3.92% 3.20% 1.31% 0.71% 2.18%
Supplemental data
Net assets, end of period (000’s) ........ $29,015 $32,799 $44,178 $62,457 $99,990 $117,893
Portfolio turnover rate ................ 35.55% 65.68%
f
55.59% 66.75% 85.02%
f
93.23%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 35.55% 65.68%
f
55.59% 55.24%
g
56.22%
f,g
67.97%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
g
See Note 1(i) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.94 $8.75 $8.70 $9.55 $9.54 $9.65
Income from investment operations
a
:
Net investment income
b
............. 0.175 0.361 0.306 0.138 0.077 0.219
Net realized and unrealized gains (losses) 0.053 0.198 0.048 (0.734) 0.174 (0.073)
Total from investment operations ........ 0.228 0.559 0.354 (0.596) 0.251 0.146
Less distributions from:
Net investment income .............. (0.178) (0.369) (0.304) (0.254) (0.241) (0.256)
Net asset value, end of period .......... $8.99 $8.94 $8.75 $8.70 $9.55 $9.54
Total return
c
....................... 2.58% 6.50% 4.12% (6.33)% 2.64% 1.57%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.22% 1.22% 1.18% 1.17% 1.17%
Expenses net of waiver and payments by
affiliates .......................... 0.91% 0.91% 0.91%
e
0.92%
e
0.92%
e
0.90%
e
Net investment income ............... 3.95% 4.05% 3.50% 1.51% 0.81% 2.33%
Supplemental data
Net assets, end of period (000’s) ........ $517 $395 $303 $175 $198 $95
Portfolio turnover rate ................ 35.55% 65.68%
f
55.59% 66.75% 85.02%
f
93.23%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 35.55% 65.68%
f
55.59% 55.24%
g
56.22%
f,g
67.97%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
g
See Note 1(i) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.01 $8.81 $8.76 $9.61 $9.61 $9.71
Income from investment operations
a
:
Net investment income
b
............. 0.202 0.415 0.349 0.198 0.141 0.277
Net realized and unrealized gains (losses) 0.053 0.208 0.059 (0.738) 0.159 (0.071)
Total from investment operations ........ 0.255 0.623 0.408 (0.540) 0.300 0.206
Less distributions from:
Net investment income .............. (0.205) (0.423) (0.358) (0.310) (0.300) (0.306)
Net asset value, end of period .......... $9.06 $9.01 $8.81 $8.76 $9.61 $9.61
Total return
c
....................... 2.86% 7.21% 4.71% (5.71)% 3.15% 2.20%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.62% 0.62% 0.58% 0.58% 0.58%
Expenses net of waiver and payments by
affiliates .......................... 0.30% 0.30% 0.30%
e
0.30%
e
0.30%
e
0.30%
e
Net investment income ............... 4.51% 4.63% 3.93% 2.15% 1.46% 2.92%
Supplemental data
Net assets, end of period (000’s) ........ $406,040 $422,052 $483,828 $601,379 $543,485 $553,603
Portfolio turnover rate ................ 35.55% 65.68%
f
55.59% 66.75% 85.02%
f
93.23%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 35.55% 65.68%
f
55.59% 55.24%
g
56.22%
f,g
67.97%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
g
See Note 1(i) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.00 $8.81 $8.75 $9.60 $9.60 $9.70
Income from investment operations
a
:
Net investment income
b
............. 0.197 0.405 0.340 0.182 0.128 0.269
Net realized and unrealized gains (losses) 0.053 0.198 0.068 (0.732) 0.161 (0.073)
Total from investment operations ........ 0.250 0.603 0.408 (0.550) 0.289 0.196
Less distributions from:
Net investment income .............. (0.200) (0.413) (0.348) (0.300) (0.289) (0.297)
Net asset value, end of period .......... $9.05 $9.00 $8.81 $8.75 $9.60 $9.60
Total return
c
....................... 2.81% 6.99% 4.72% (5.83)% 3.03% 2.10%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.71% 0.71% 0.67% 0.69% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.41% 0.41% 0.41%
e
0.41%
e
0.42%
e
0.42%
e
Net investment income ............... 4.41% 4.53% 3.84% 1.98% 1.33% 2.83%
Supplemental data
Net assets, end of period (000’s) ........ $167,205 $166,777 $174,506 $198,526 $251,429 $229,233
Portfolio turnover rate ................ 35.55% 65.68%
f
55.59% 66.75% 85.02%
f
93.23%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 35.55% 65.68%
f
55.59% 55.24%
g
56.22%
f,g
67.97%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
g
See Note 1(i) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

,
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ....................... South Africa 12,326,925 $ —
a,b,c
K2016470219 South Africa Ltd., B ....................... South Africa 1,226,701 —
—
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 159,745 6,789
Machinery 0.0%
†
a
UTEX Industries, Inc. ................................ United States 9,228 412,471
Specialty Retail 0.0%
a,b
Party City Holdco, Inc. ................................ United States 23 —
Total Common Stocks (Cost $789,686) .......................................
419,260
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc., 2/20/49 .......................... United States 791 982
Total Warrants (Cost $699) .................................................
982
Principal
Amount
*
Corporate Bonds 38.4%
Aerospace & Defense 0.7%
d
BAE Systems plc , Senior Note , 144A, 5% , 3/26/27 .......... United Kingdom 3,300,000 3,344,355
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 ............
United States 10,400,000 10,191,638
L3Harris Technologies, Inc. , Senior Note , 5.05% , 6/01/29 .....
United States 850,000 863,992
14,399,985
Automobile Components 0.1%
d
Allison Transmission, Inc. , Senior Bond , 144A, 4.75% , 10/01/27 United States 2,200,000 2,161,356
Automobiles 0.7%
d
Hyundai Capital America ,
Senior Note, 144A, 5.25%, 1/08/27 .................... United States 4,000,000 4,029,438
Senior Note, 144A, 4.85%, 3/25/27 .................... United States 2,750,000 2,754,471
d
Volkswagen Group of America Finance LLC , Senior Note , 144A,
5.4% , 3/20/26 .................................... Germany 6,700,000 6,730,887
13,514,796
Banks 8.7%
d
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 1,800,000 1,840,320
Bank of America Corp. ,
Senior Bond, 3.974% to 2/06/29, FRN thereafter, 2/07/30 ... United States 6,000,000 5,874,522
Senior Note, 4.376% to 4/26/27, FRN thereafter, 4/27/28 .... United States 8,000,000 7,989,172
Bank of Montreal , Senior Note , 4.567% to 9/09/26, FRN
thereafter , 9/10/27 ................................. Canada 2,700,000 2,703,022
Bank of Nova Scotia (The) , Senior Note , 2.951% , 3/11/27 .....
Canada 7,000,000 6,839,178
d
BNP Paribas SA , Senior Non-Preferred Note , 144A, 4.792% to
2/08/28, FRN thereafter , 5/09/29 ...................... France 4,690,000 4,688,406
Citigroup, Inc. ,
Senior Note, 5.174% to 2/12/29, FRN thereafter, 2/13/30 .... United States 4,100,000 4,161,324
Sub. Bond, 4.6%, 3/09/26 ........................... United States 2,600,000 2,599,336

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
d
Credit Agricole SA , Senior Non-Preferred Note , 144A, 5.23% to
1/08/28, FRN thereafter , 1/09/29 ...................... France 4,455,000 $ 4,520,368
d
Danske Bank A/S , Senior Non-Preferred Note , 144A, 5.705% to
2/28/29, FRN thereafter , 3/01/30 ...................... Denmark 5,300,000 5,469,385
Fifth Third Bancorp , Senior Note , 4.772% to 7/27/29, FRN
thereafter , 7/28/30 ................................. United States 6,000,000 5,982,295
Fifth Third Bank NA , Senior Note , 4.967% to 1/27/27, FRN
thereafter , 1/28/28 ................................. United States 2,430,000 2,445,386
HSBC Holdings plc , Senior Note , 2.013% to 9/21/27, FRN
thereafter , 9/22/28 ................................. United Kingdom 7,600,000 7,149,289
Huntington Bancshares, Inc. , Senior Note , 6.208% to 8/20/28,
FRN thereafter , 8/21/29 ............................. United States 3,000,000 3,120,274
Huntington National Bank (The) , Senior Note , 4.552% to 5/16/27,
FRN thereafter , 5/17/28 ............................. United States 7,400,000 7,388,402
JPMorgan Chase & Co. , Senior Note , 5.012% to 1/22/29, FRN
thereafter , 1/23/30 ................................. United States 3,600,000 3,661,205
KeyBank NA , Senior Note , 4.15% , 8/08/25 ................
United States 5,400,000 5,389,853
Lloyds Banking Group plc ,
Senior Note, 5.985% to 8/06/26, FRN thereafter, 8/07/27 .... United Kingdom 8,400,000 8,532,933
Senior Note, 5.087% to 11/25/27, FRN thereafter, 11/26/28 .. United Kingdom 2,730,000 2,763,873
Manufacturers & Traders Trust Co. , Senior Note , 5.4% , 11/21/25
United States 7,900,000 7,921,496
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 2,350,000 2,393,748
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 4,500,000 4,661,239
NatWest Group plc , Senior Note , 1.642% to 6/13/26, FRN
thereafter , 6/14/27 ................................. United Kingdom 10,000,000 9,671,781
d
Nordea Bank Abp , Senior Preferred Note , 144A, 4.75% , 9/22/25 Finland 3,800,000 3,803,453
PNC Financial Services Group, Inc. (The) , Senior Note , 5.3% to
1/20/27, FRN thereafter , 1/21/28 ...................... United States 2,000,000 2,029,662
Santander Holdings USA, Inc. , Senior Note , 5.473% to 3/19/28,
FRN thereafter , 3/20/29 ............................. United States 8,000,000 8,031,043
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 5,900,000 5,695,920
d
Shinhan Bank Co. Ltd. , Senior Note , 144A, 1.375% , 10/21/26 .. South Korea 6,500,000 6,233,751
d
Societe Generale SA , Senior Non-Preferred Note , 144A, 1.792%
to 6/08/26, FRN thereafter , 6/09/27 ..................... France 3,900,000 3,773,579
Truist Financial Corp. ,
Senior Note, 5.9% to 10/27/25, FRN thereafter, 10/28/26 .... United States 6,800,000 6,839,790
Senior Note, 5.435% to 1/23/29, FRN thereafter, 1/24/30 .... United States 7,400,000 7,562,726
Wells Fargo & Co. ,
Senior Note, 6.303% to 10/22/28, FRN thereafter, 10/23/29 .. United States 4,000,000 4,222,471
Senior Note, 5.198% to 1/22/29, FRN thereafter, 1/23/30 .... United States 2,550,000 2,601,873
Sub. Bond, 4.1%, 6/03/26 ........................... United States 3,000,000 2,990,425
171,551,500
Beverages 0.3%
d
Coca-Cola Europacific Partners plc , Senior Note , 144A, 1.5% ,
1/15/27 ......................................... United Kingdom 4,400,000 4,199,003
Diageo Investment Corp. , Senior Note , 5.125% , 8/15/30 ......
United Kingdom 2,020,000 2,071,573
6,270,576
Biotechnology 0.0%
†
AbbVie, Inc. , Senior Bond , 3.6% , 5/14/25 .................
United States 810,000 809,685

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail 0.0%
a,d,e,f
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ..................................... South Africa 1,068,278 $ —
a,d,e,f
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 .................................... South Africa 470,581 —
—
Building Products 0.4%
Carrier Global Corp. , Senior Note , 2.493% , 2/15/27 ..........
United States 5,000,000 4,856,504
Owens Corning , Senior Note , 5.5% , 6/15/27 ...............
United States 3,500,000 3,570,670
8,427,174
Capital Markets 3.0%
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 3,150,000 3,195,173
Deutsche Bank AG , Senior Preferred Note , 4.162% , 5/13/25 ...
Germany 6,600,000 6,598,621
Goldman Sachs Bank USA , Senior Note , 5.283% to 3/17/26, FRN
thereafter , 3/18/27 ................................. United States 6,800,000 6,846,633
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.75%, 2/25/26 ......................... United States 6,500,000 6,474,169
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 .... United States 2,700,000 2,696,129
Senior Note, 2.64% to 2/23/27, FRN thereafter, 2/24/28 ..... United States 5,500,000 5,320,205
Morgan Stanley ,
Senior Note, 5.173% to 1/15/29, FRN thereafter, 1/16/30 .... United States 5,500,000 5,603,111
Sub. Bond, 4.35%, 9/08/26 .......................... United States 7,800,000 7,789,167
d
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 1,800,000 1,850,942
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ......................... Switzerland 5,100,000 5,105,344
d
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 Switzerland 500,000 501,439
d
Senior Note, 144A, 5.711% to 1/11/26, FRN thereafter, 1/12/27 Switzerland 6,500,000 6,543,469
58,524,402
Chemicals 0.3%
d
CF Industries, Inc. , Senior Bond , 144A, 4.5% , 12/01/26 ....... United States 2,070,000 2,067,347
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 3,200,000 3,257,370
5,324,717
Commercial Services & Supplies 0.1%
d
Waste Management, Inc. , Senior Note , 144A, 3.875% , 1/15/29 . United States 1,000,000 984,712
Consumer Finance 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 6.1%, 1/15/27 .......................... Ireland 2,200,000 2,247,805
Senior Note, 3%, 10/29/28 .......................... Ireland 3,000,000 2,834,349
American Express Co. , Senior Note , 5.645% to 4/22/26, FRN
thereafter , 4/23/27 ................................. United States 6,700,000 6,771,688
Capital One Financial Corp. , Senior Bond , 3.8% , 1/31/28 ......
United States 7,000,000 6,867,350
Caterpillar Financial Services Corp. , Senior Note , 1.45% , 5/15/25
United States 1,100,000 1,098,678
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 11/05/26 ....................... United States 3,200,000 3,171,109
Senior Note, 5.85%, 5/17/27 ......................... United States 3,400,000 3,385,763
General Motors Financial Co., Inc. , Senior Note , 1.5% , 6/10/26 .
United States 13,200,000 12,718,095
OneMain Finance Corp. , Senior Note , 6.625% , 5/15/29 .......
United States 2,000,000 2,008,330

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
SLM Corp. , Senior Note , 6.5% , 1/31/30 ...................
United States 1,000,000 $ 1,033,200
42,136,367
Consumer Staples Distribution & Retail 0.2%
d
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ......... Chile 2,900,000 2,869,026
Containers & Packaging 0.2%
d
Amcor Flexibles North America, Inc. , Senior Note , 144A, 5.1% ,
3/17/30 ......................................... United States 1,570,000 1,583,380
d
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ..................... United States 3,200,000 1,475,520
3,058,900
Diversified REITs 0.2%
d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 4,200,000 4,126,265
Diversified Telecommunication Services 0.3%
AT&T, Inc. , Senior Note , 1.65% , 2/01/28 ..................
United States 7,000,000 6,534,729
Electric Utilities 2.4%
Exelon Corp. , Senior Bond , 3.4% , 4/15/26 .................
United States 7,000,000 6,924,435
d
Korea East-West Power Co. Ltd. ,
Senior Note, 144A, 1.75%, 5/06/25 .................... South Korea 8,500,000 8,497,398
Senior Note, 144A, 3.6%, 5/06/25 ..................... South Korea 4,700,000 4,699,123
NextEra Energy Capital Holdings, Inc. , Senior Note , 5.749% ,
9/01/25 ......................................... United States 5,800,000 5,818,577
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ......................... United States 5,000,000 4,852,851
g
Senior Note, FRN, 5.31%, (SOFR Index + 0.95%), 9/04/25 .. United States 6,800,000 6,795,630
d
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 United States 3,400,000 3,273,590
Xcel Energy, Inc. , Senior Bond , 3.4% , 6/01/30 ..............
United States 7,000,000 6,584,445
47,446,049
Energy Equipment & Services 0.1%
d
Schlumberger Holdings Corp. , Senior Note , 144A, 5% , 5/29/27 . United States 1,660,000 1,682,913
Entertainment 0.5%
d
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 2,569,773 2,636,252
d
Netflix, Inc. , Senior Note , 144A, 3.625% , 6/15/25 ............ United States 3,100,000 3,093,861
Warnermedia Holdings, Inc. , Senior Note , 3.755% , 3/15/27 ....
United States 5,000,000 4,867,243
10,597,356
Financial Services 1.0%
a,f,g
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 ,
Senior Secured Note , FRN , 14.9% , ( BZDIOVRA + 5.75% ),
2/14/24 ......................................... Brazil 7,676,000 BRL —
d
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 ........ Portugal 6,500,000 6,040,171
Fiserv, Inc. , Senior Note , 2.25% , 6/01/27 ..................
United States 5,200,000 4,977,314
d
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 ........ Ireland 1,500,000 1,575,626
d
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 1,600,000 1,678,699
d
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 4,490,000 4,557,920
18,829,730

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 1.0%
Campbell's Co. (The) , Senior Note , 5.2% , 3/19/27 ...........
United States 3,300,000 $ 3,355,185
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 2.5%, 1/15/27 .......................... United States 2,800,000 2,702,903
Senior Note, 5.125%, 2/01/28 ........................ United States 4,300,000 4,348,323
Senior Note, 3%, 2/02/29 ........................... United States 900,000 846,675
d
Mars, Inc. , Senior Note , 144A, 4.8% , 3/01/30 ............... United States 7,805,000 7,903,154
19,156,240
Ground Transportation 0.5%
d
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 5.35% , 3/30/29 ............................... United States 4,000,000 4,074,044
d
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.1% ,
4/01/30 ......................................... Ireland 6,500,000 6,511,809
10,585,853
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .....
United States 300,000 297,875
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 5,000,000 5,144,240
5,442,115
Health Care Providers & Services 1.4%
Centene Corp. , Senior Note , 3.375% , 2/15/30 ..............
United States 2,700,000 2,461,519
d
CHS/Community Health Systems, Inc. , Senior Secured Note ,
144A, 6% , 1/15/29 ................................. United States 3,200,000 2,984,683
Cigna Group (The) , Senior Note , 1.25% , 3/15/26 ............
United States 3,451,000 3,357,013
CVS Health Corp. , Senior Note , 5% , 1/30/29 ...............
United States 4,700,000 4,752,871
Elevance Health, Inc. , Senior Bond , 4.101% , 3/01/28 .........
United States 4,000,000 3,978,056
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 4,700,000 4,795,216
d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 700,000 671,566
Providence St Joseph Health Obligated Group , H , 2.746% ,
10/01/26 ........................................ United States 15,000 14,691
Quest Diagnostics, Inc. , Senior Bond , 3.45% , 6/01/26 ........
United States 4,150,000 4,114,487
27,130,102
Health Care REITs 0.1%
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Bond , 5% , 10/15/27 ................................ United States 3,000,000 2,652,724
Health Care Technology 0.2%
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 ...........
United States 3,300,000 3,432,135
Hotel & Resort REITs 0.1%
d
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 4.5% , 2/15/29 ............................... United States 1,200,000 1,149,482
Hotels, Restaurants & Leisure 0.6%
d
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625% ,
10/15/29 ........................................ United States 3,400,000 3,142,173
d
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 900,000 894,306
Hyatt Hotels Corp. , Senior Note , 5.25% , 6/30/29 ............
United States 3,500,000 3,512,948
Sands China Ltd. , Senior Note , 2.3% , 3/08/27 ..............
Macau 3,400,000 3,207,418

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
d
Studio City Finance Ltd. , Senior Note , 144A, 6% , 7/15/25 ..... Macau 1,392,000 $ 1,390,666
12,147,511
Household Durables 0.5%
h
DR Horton, Inc. , Senior Note , 4.85% , 10/15/30 ............. United States 4,575,000 4,596,896
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 4,200,000 4,162,719
8,759,615
Insurance 3.8%
d
Acrisure LLC / Acrisure Finance, Inc. , Senior Note , 144A, 8.5% ,
6/15/29 ......................................... United States 900,000 930,670
d
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 7,000,000 7,099,048
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 1,200,000 1,159,544
Senior Secured Note, 144A, 6.75%, 4/15/28 ............. United States 2,000,000 2,016,060
d
Athene Global Funding , Senior Secured Note , 144A, 5.516% ,
3/25/27 ......................................... United States 7,000,000 7,114,775
d
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 United States 4,700,000 4,909,571
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 850,000 866,765
d
F&G Global Funding , Secured Note , 144A, 5.875% , 6/10/27 ... United States 5,800,000 5,949,343
d
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 7,200,000 7,167,301
d
Metropolitan Life Global Funding I ,
Secured Note, 144A, 4.05%, 8/25/25 ................... United States 7,000,000 6,989,498
Secured Note, 144A, 5.05%, 1/06/28 ................... United States 4,100,000 4,198,863
d
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.35% , 4/09/27 ................................... United States 6,700,000 6,818,470
d
New York Life Global Funding , Secured Note , 144A, 3.6% ,
8/05/25 ......................................... United States 10,700,000 10,670,177
d
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ......................................... United States 5,000,000 5,099,490
d
Principal Life Global Funding II , Secured Note , 144A, 4.6% ,
8/19/27 ......................................... United States 2,000,000 2,012,003
d
RGA Global Funding , Secured Note , 144A, 5.448% , 5/24/29 ... United States 2,100,000 2,166,062
75,167,640
Interactive Media & Services 0.2%
d
Tencent Holdings Ltd. , Senior Note , 144A, 1.81% , 1/26/26 ..... China 3,000,000 2,946,294
Life Sciences Tools & Services 0.3%
Bio-Rad Laboratories, Inc. , Senior Note , 3.3% , 3/15/27 .......
United States 900,000 877,873
Illumina, Inc. ,
Senior Note, 5.8%, 12/12/25 ......................... United States 4,000,000 4,027,563
Senior Note, 4.65%, 9/09/26 ......................... United States 1,600,000 1,600,743
6,506,179
Machinery 0.1%
d
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 500,000 507,940
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 1,100,000 1,094,948
1,602,888
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured Note ,
4.908% , 7/23/25 ................................... United States 1,844,000 1,841,653
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 1,000,000 967,389

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Paramount Global , Senior Bond , 7.875% , 7/30/30 ...........
United States 4,600,000 $ 5,043,340
7,852,382
Metals & Mining 0.4%
d
Glencore Funding LLC , Senior Note , 144A, 4.907% , 4/01/28 ... Australia 3,335,000 3,369,420
d
Novelis Corp. , Senior Note , 144A, 3.25% , 11/15/26 .......... United States 700,000 679,609
Rio Tinto Finance USA plc , Senior Note , 4.875% , 3/14/30 .....
Australia 3,420,000 3,473,193
7,522,222
Multi-Utilities 0.4%
Dominion Energy, Inc. , D , Senior Bond , 2.85% , 8/15/26 .......
United States 1,300,000 1,272,733
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 2,200,000 2,223,058
d
Engie SA , Senior Note , 144A, 5.25% , 4/10/29 .............. France 4,000,000 4,095,889
7,591,680
Oil, Gas & Consumable Fuels 2.3%
Chevron Corp. , Senior Note , 1.554% , 5/11/25 ..............
United States 4,500,000 4,495,591
d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 6.375% ,
6/15/26 ......................................... United States 3,400,000 3,385,050
d
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 1,100,000 751,976
Energy Transfer LP ,
Senior Bond, 4.75%, 1/15/26 ......................... United States 5,200,000 5,198,082
Senior Bond, 3.9%, 7/15/26 .......................... United States 3,900,000 3,863,959
d
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ...... United Kingdom 6,800,000 6,821,842
d
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 300,000 300,881
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 400,000 406,616
MPLX LP , Senior Note , 2.65% , 8/15/30 ...................
United States 5,900,000 5,277,024
ONEOK, Inc. , Senior Bond , 4.85% , 7/15/26 ................
United States 3,900,000 3,900,545
d
Sunoco LP , Senior Note , 144A, 7% , 5/01/29 ............... United States 2,000,000 2,058,236
d
Var Energi ASA , Senior Note , 144A, 7.5% , 1/15/28 .......... Norway 4,000,000 4,219,750
d
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ......................................... United States 2,000,000 1,987,848
Williams Cos., Inc. (The) , Senior Bond , 4% , 9/15/25 .........
United States 2,300,000 2,292,447
44,959,847
Passenger Airlines 0.2%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 433,333 430,807
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5% , 10/20/25 ............................... United States 767,500 760,607
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ..... United States 2,655,000 2,665,484
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 United States 526,364 519,297
4,376,195
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 7,700,000 7,584,266
Pharmaceuticals 0.6%
d
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 . Germany 4,600,000 4,579,801
d
Bayer US Finance LLC , Senior Note , 144A, 6.25% , 1/21/29 .... Germany 3,200,000 3,336,982
Royalty Pharma plc , Senior Note , 1.75% , 9/02/27 ...........
United States 700,000 656,551

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
4.75% , 5/09/27 ................................... Israel 2,800,000 $ 2,750,366
11,323,700
Semiconductors & Semiconductor Equipment 0.8%
d
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 5,900,000 6,128,550
d
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ........... South Korea 9,900,000 9,674,949
15,803,499
Specialized REITs 0.6%
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 7,330,000 7,249,472
Senior Note, 1.05%, 7/15/26 ......................... United States 2,270,000 2,173,506
d
Iron Mountain, Inc. ,
Senior Bond, 144A, 4.875%, 9/15/29 ................... United States 700,000 674,981
Senior Note, 144A, 4.875%, 9/15/27 ................... United States 2,000,000 1,973,478
12,071,437
Specialty Retail 0.3%
O'Reilly Automotive, Inc. , Senior Note , 5.75% , 11/20/26 .......
United States 5,000,000 5,097,538
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. , Senior Note , 4.4% , 9/25/27 ...
United States 6,600,000 6,596,937
Tobacco 0.6%
Altria Group, Inc. , Senior Note , 2.35% , 5/06/25 .............
United States 4,200,000 4,198,374
d
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 United Kingdom 566,000 564,845
Philip Morris International, Inc. , Senior Note , 4.875% , 2/15/28 ..
United States 7,700,000 7,840,656
12,603,875
Trading Companies & Distributors 0.3%
d
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 3,200,000 3,260,968
d
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 . United States 3,000,000 3,043,386
6,304,354
Wireless Telecommunication Services 0.4%
d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 1,000,000 936,718
T-Mobile USA, Inc. ,
Senior Note, 2.25%, 2/15/26 ......................... United States 2,900,000 2,844,832
Senior Note, 4.95%, 3/15/28 ......................... United States 4,200,000 4,268,851
8,050,401
Total Corporate Bonds (Cost $756,170,447) ...................................
753,667,349
i
Senior Floating Rate Interests 3.7%
j
Aerospace & Defense 0.1%
Cobham Ultra SeniorCo SARL, First Lien, USD CME Term Loan,
B, 8.427%, (6-month SOFR + 3.75%), 8/03/29 ............ Luxembourg 748,125 736,903
GOAT Holdco LLC, First Lien, CME Term Loan, B, 7.32%,
(1-month SOFR + 3%), 1/27/32 ....................... United States 740,000 730,195
1,467,098
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Air Freight & Logistics 0.1%
Clue Opco LLC, First Lien, CME Term Loan, B, 8.78%, (3-month
SOFR + 4.5%), 12/19/30 ............................ United States 520,000 $ 471,367
Rand Parent LLC, First Lien, CME Term Loan, B, 7.299%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 687,561 639,002
1,110,369
a a a a a a
j
Automobile Components 0.1%
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 7.072%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 769,941 756,147
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.186%, (1-month SOFR + 3.75%), 10/04/28 ........ United States 537,820 497,955
First Brands Group LLC, First Lien, 2021 CME Term Loan,
9.552%, (3-month SOFR + 5%), 3/30/27 ................ United States 512,049 477,396
First Brands Group LLC, Second Lien, 2021 CME Term Loan,
13.052%, (3-month SOFR + 8.5%), 3/30/28 .............. United States 565,911 482,439
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan, 7.822%, (1-month SOFR + 3.5%), 2/13/30 ...... United States 238,926 239,225
2,453,162
a a a a a a
Automobiles 0.0%
†
j
American Trailer World Corp., First Lien, CME Term Loan, B,
8.172%, (1-month SOFR + 3.75%), 3/03/28 .............. United States 413,521 326,682
Beverages 0.0%
†
j
Primo Brands Corp., First Lien, 2025 Refinancing CME Term
Loan, 6.549%, (3-month SOFR + 2.25%), 3/31/28 ......... United States 529,570 526,194
j
Broadline Retail 0.1%
GoodRx, Inc., First Lien, 2024 CME Term Loan, 8.072%, (1-month
SOFR + 3.75%), 7/10/29 ............................ United States 748,125 749,340
h
Peer Holding III BV, First Lien, CME Term Loan, B5B, 6.799%,
(3-month SOFR + 2.5%), 7/01/31 ...................... Netherlands 490,523 489,145
1,238,485
a a a a a a
j
Building Products 0.1%
AZZ, Inc., First Lien, Initial CME Term Loan, 6.822%, (1-month
SOFR + 2.5%), 5/14/29 ............................. United States 331,694 331,984
EMRLD Borrower LP, First Lien, Initial CME Term Loan, B,
6.933%, (6-month SOFR + 2.5%), 5/31/30 ............... United States 668,209 661,571
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.799%, (3-month SOFR + 2.5%), 8/04/31 .. United States 103,033 101,981
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 6.572%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 720,956 711,007
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3, 6.572%,
(1-month SOFR + 2.25%), 2/10/32 ..................... United States 275,862 270,799
Watlow Electric Manufacturing Co., First Lien, Initial CME Term
Loan, 7.28%, (3-month SOFR + 3%), 3/02/28 ............. United States 575,290 574,643
2,651,985
a a a a a a
j
Capital Markets 0.2%
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term
Loan, B, 7.319%, (1-month SOFR + 3%), 7/31/28 .......... United States 315,535 312,304
Citadel Securities LP, First Lien, 2024 CME Term Loan, 6.325%,
(1-month SOFR + 2%), 10/31/31 ...................... United States 521,308 521,216
CPI Holdco B LLC, First Lien, First Amendment Incremental CME
Term Loan, 6.572%, (1-month SOFR + 2.25%), 5/19/31 ..... United States 750,000 747,577

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Capital Markets (continued)
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan, 7.322%, (1-month SOFR + 3%), 4/07/28 ... United States 592,018 $ 590,571
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2,
7.299%, (3-month SOFR + 3%), 3/05/29 ................ United States 346,500 346,043
Jane Street Group LLC, First Lien, Extended CME Term Loan,
6.313%, (3-month SOFR + 2%), 12/15/31 ................ United States 517,729 511,333
3,029,044
a a a a a a
j
Chemicals 0.2%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan, 7.072%,
(1-month SOFR + 2.75%), 9/09/31 ..................... United States 210,394 210,394
Albaugh LLC, First Lien, Initial CME Term Loan, 8.063%,
(3-month SOFR + 3.75%), 4/06/29 ..................... United States 258,005 251,555
Fortis 333, Inc., First Lien, Dollar CME Term Loan, B, 7.803%,
(3-month SOFR + 3.5%), 3/29/32 ...................... United States 131,579 129,112
Hexion Holdings Corp., First Lien, 2024 Refinancing CME Term
Loan, 8.329%, (1-month SOFR + 4%), 3/15/29 ............ United States 246,880 240,972
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.859%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 264,762 250,420
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan,
7.572%, (1-month SOFR + 3.25%), 2/18/30 .............. Luxembourg 440,767 413,660
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1,
8.672%, (1-month SOFR + 4.25%), 4/02/29 .............. United States 219,920 189,131
Lummus Technology Holdings V LLC, First Lien, Amendment No.
2 Refinancing CME Term Loan, B, 7.322%, (1-month SOFR +
3%), 12/31/29 .................................... United States 128,854 128,845
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.554%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 272,882 271,517
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1, 7.28%, (3-month SOFR + 3%), 1/31/29 .............. United States 221,622 219,872
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.642%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 573,923 515,679
2,821,157
a a a a a a
Commercial Services & Supplies 0.2%
j
Allied Universal Holdco LLC, First Lien, Initial USD CME Term
Loan, 8.172%, (1-month SOFR + 3.75%), 5/12/28 ......... United States 348,708 348,774
j
APi Group DE, Inc., First Lien, 2021 Incremental CME Term Loan,
6.072%, (1-month SOFR + 1.75%), 1/03/29 .............. United States 750,000 749,820
j
Aramark Services, Inc., First Lien, CME Term Loan, B8, 6.322%,
(1-month SOFR + 2%), 6/24/30 ....................... United States 69,217 69,325
j
Camelot US Acquisition LLC, First Lien, Incremental Dollar CME
Term Loan, B, 7.072%, (1-month SOFR + 2.75%), 1/31/31 ... United States 750,000 741,562
j
CCI Buyer, Inc., First Lien, Initial CME Term Loan, 8.299%,
(3-month SOFR + 4%), 12/17/27 ...................... United States 514,324 515,173
Cimpress USA, Inc., First Lien, 2024-2 Refinancing Term Loan,
B1, 6.825%, 5/17/28 ............................... Ireland 463,931 450,013
j
PG Polaris BidCo SARL, First Lien, Initial CME Term Loan,
7.299%, (3-month SOFR + 3%), 3/26/31 ................ Luxembourg 175,514 175,251
j
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 6.071%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 750,000 741,094
j
Spin Holdco, Inc., First Lien, Initial CME Term Loan, 8.562%,
(3-month SOFR + 4%), 3/06/28 ....................... United States 571,135 469,716
4,260,728
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Construction & Engineering 0.1%
Brand Industrial Services, Inc., First Lien, CME Term Loan, C,
8.791%, (3-month SOFR + 4.5%), 8/01/30 ............... United States 748,111 $ 695,672
Chromalloy Corp., First Lien, CME Term Loan, 8.038%, (3-month
SOFR + 3.75%), 3/27/31 ............................ United States 258,050 254,566
Kodiak Building Partners, Inc., First Lien, CME Term Loan, B,
8.035%, (3-month SOFR + 3.75%), 12/04/31 ............. United States 750,000 723,011
Radar Bidco SARL, First Lien, USD CME Term Loan, B2, 8.035%,
(3-month SOFR + 3.75%), 4/04/31 ..................... Luxembourg 208,852 205,719
1,878,968
a a a a a a
Construction Materials 0.0%
†
j
Knife River Corp., First Lien, CME Term Loan, B, 6.286%,
(3-month SOFR + 2%), 3/08/32 ....................... United States 57,300 57,372
Consumer Finance 0.0%
†
j
Neon Maple US Debt Mergersub, Inc., First Lien, Term Loan, B1,
7.325%, (TSFR1M + 3%), 11/17/31 .................... United States 526,933 524,214
j
Containers & Packaging 0.1%
Berlin Packaging LLC, First Lien, 2024-2 Replacement CME
Term Loan, 7.821%, (1-month SOFR + 3.5%; 3-month SOFR +
3.5%), 6/09/31 .................................... United States 517,403 514,456
Charter Next Generation, Inc., First Lien, 2024 Replacement CME
Term Loan, 7.071%, (1-month SOFR + 2.75%), 11/29/30 .... United States 220,017 219,632
h
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 7.548%, (3-month SOFR +
3.25%), 4/01/32 ................................... United States 580,976 576,985
h,k
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B, 7.48%, (3-month SOFR +
3.25%), 4/01/32 ................................... United States 305 302
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.227%, (6-month SOFR + 4.725%), 2/09/26 ...... Luxembourg 766,710 693,681
2,005,056
a a a a a a
j
Distributors 0.1%
Core & Main LP, First Lien, CME Term Loan, D, 6.27%, (6-month
SOFR + 2%), 7/27/28 ............................... United States 318,108 318,506
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.299%, (3-month SOFR + 4%), 11/30/30 ........... United States 726,855 722,145
1,040,651
a a a a a a
j
Diversified Consumer Services 0.1%
Ascend Learning LLC, First Lien, Initial CME Term Loan, 7.322%,
(1-month SOFR + 3%), 12/11/28 ...................... United States 295,699 292,820
Garda World Security Corp., First Lien, Twelfth Additional CME
Term Loan, 7.292%, (1-month SOFR + 3%), 2/01/29 ....... Canada 748,125 742,888
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan, 6.822%,
(1-month SOFR + 2.5%), 1/30/31 ...................... United States 741,035 731,980
1,767,688
a a a a a a
j
Electrical Equipment 0.1%
Roper Industrial Products Investment Co. LLC, First Lien, Dollar
CME Term Loan, D, 7.049%, (3-month SOFR + 2.75%),
11/22/29 ........................................ United States 739,083 733,540

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Electrical Equipment (continued)
WEC US Holdings, Inc., First Lien, Initial CME Term Loan,
6.574%, (1-month SOFR + 2.25%), 1/27/31 .............. United States 648,367 $ 643,303
1,376,843
a a a a a a
Electronic Equipment, Instruments & Components 0.0%
†
j
Minimax Viking GmbH, First Lien, Senior (USD) CME Term Loan,
B, 6.572%, (1-month SOFR + 2.25%), 2/20/32 ............ Germany 68,014 67,844
Energy Equipment & Services 0.0%
†
j
Star Holding LLC, First Lien, CME Term Loan, B, 8.822%,
(1-month SOFR + 4.5%), 7/18/31 ...................... United States 748,120 709,405
j
Entertainment 0.0%
†
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
7.069%, (1-month SOFR + 2.75%), 3/01/28 .............. France 138,481 137,903
h
Playtika Holding Corp., First Lien, CME Term Loan, B1, 7.186%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 727,587 712,617
850,520
a a a a a a
j
Financial Services 0.0%
†
Boost Newco Borrower LLC, First Lien, CME Term Loan, B2,
8.474%, (3-month SOFR + 4.175%), 1/31/31 ............. United States 750,000 749,374
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B4, 6.072%, (1-month SOFR + 1.75%), 4/28/28 ...... United States 95,505 95,334
844,708
a a a a a a
j
Food Products 0.1%
Aspire Bakeries Holdings LLC, First Lien, Initial CME Term Loan,
8.572%, (1-month SOFR + 4.25%), 12/22/30 ............. United States 190,216 190,691
Froneri International Ltd., First Lien, CME Term Loan, B4,
6.237%, (6-month SOFR + 2%), 9/30/31 ................ United Kingdom 506,083 503,153
Primary Products Finance LLC, First Lien, 2024 Second
Replacement CME Term Loan, B, 7.535%, (3-month SOFR +
3.25%), 4/02/29 ................................... United States 758,978 750,713
1,444,557
a a a a a a
j
Ground Transportation 0.1%
Albion Financing 3 SARL, First Lien, 2025 Amended USD CME
Term Loan, 7.293%, (3-month SOFR + 3%), 8/16/29 ....... Luxembourg 61,150 61,208
First Student Bidco, Inc., First Lien, CME Term Loan, B, 6.799%,
(3-month SOFR + 2.5%), 7/21/28 ...................... United States 396,432 395,286
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C,
6.799%, (3-month SOFR + 2.5%), 7/21/28 ............... United States 121,232 120,882
e
LaserShip, Inc., First Lien, CME Term Loan, B1, PIK, 6.061%,
(3-month SOFR + 1.5%), 8/10/29 ...................... United States 185,004 91,310
e
LaserShip, Inc., First Lien, CME Term Loan, D, PIK, 6.061%,
(3-month SOFR + 1.5%), 8/10/29 ...................... United States 133,968 19,676
WWEX UNI TopCo Holdings LLC, First Lien, Initial CME Term
Loan, 8.299%, (3-month SOFR + 4%), 7/26/28 ............ United States 757,375 735,755
1,424,117
a a a a a a
Health Care Equipment & Supplies 0.0%
†
j
Bausch + Lomb Corp., First Lien, Initial CME Term Loan, 7.67%,
(1-month SOFR + 3.25%), 5/10/27 ..................... United States 513,401 508,236

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Health Care Providers & Services 0.2%
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan, 8.571%, (1-month SOFR + 4.25%), 2/11/28 ......... United States 469,000 $ 467,450
CNT Holdings I Corp., First Lien, 2025 Replacement CME Term
Loan, 6.802%, (3-month SOFR + 2.5%), 11/08/32 ......... United States 546,370 544,170
Medical Solutions Holdings, Inc., First Lien, CME Term Loan,
7.88%, (3-month SOFR + 3.5%), 11/01/28 ............... United States 353,732 216,169
Pacific Dental Services, Inc., First Lien, CME Term Loan, 7.07%,
(1-month SOFR + 2.75%), 3/17/31 ..................... United States 285,559 283,440
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.825%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 248,127 246,799
e
Radiology Partners, Inc., First Lien, CME Term Loan, B, PIK,
7.939%, (1-month SOFR + 3.5%), 1/31/29 ............... United States 526,749 510,859
Surgery Center Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 7.07%, (1-month SOFR + 2.75%), 12/19/30 ..... United States 31,923 31,873
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan,
8.688%, (1-month SOFR + 4.25%), 10/02/28 ............. United States 538,696 533,880
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
6.572%, (1-month SOFR + 2.25%), 10/22/29 ............. United States 103,741 103,482
2,938,122
a a a a a a
j
Hotels, Restaurants & Leisure 0.3%
1011778 BC ULC, First Lien, CME Term Loan, B5, 6.072%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 748,116 742,213
Bally's Corp., First Lien, CME Term Loan, B, 7.784%, (3-month
SOFR + 3.25%), 10/02/28 ........................... United States 748,154 650,269
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 6.563%, (3-month SOFR + 2.25%), 2/06/30 ... United States 216,359 213,870
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B, 7.563%, (3-month SOFR + 3.25%), 6/29/29 ....... United States 701,719 653,595
Entain plc, First Lien, CME Term Loan, B3, 7.053%, (3-month
SOFR + 2.75%), 10/31/29 ........................... United Kingdom 198,500 198,665
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 6.049%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 748,106 738,523
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan,
8.305%, (12-month SOFR + 4%), 1/28/32 ................ United States 643,857 630,378
Golden State Foods LLC, First Lien, Initial CME Term Loan,
8.571%, (1-month SOFR + 4.25%), 12/04/31 ............. United States 146,162 146,645
h
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.053%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 618,803 598,073
Ontario Gaming GTA LP, First Lien, CME Term Loan, B, 8.549%,
(3-month SOFR + 4.25%), 8/01/30 ..................... Canada 110,141 106,864
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.285%, (3-month SOFR + 3%), 4/04/29 ... United States 502,489 498,720
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B, 6.822%, (1-month SOFR + 2.5%), 8/03/28 ........ United States 122,300 121,770
5,299,585
a a a a a a
j
Household Durables 0.0%
†
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 7.549%,
(3-month SOFR + 3.25%), 1/16/32 ..................... Netherlands 469,631 459,163
Tecta America Corp., First Lien, Closing Date CME Term Loan,
7.322%, (1-month SOFR + 3%), 2/18/32 ................ United States 214,286 212,724
671,887
a a a a a a
j
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan, 6.322%, (1-month SOFR + 2%), 7/19/30 ... United States 250,000 249,582

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp., First Lien, 2024 CME Term Loan, 6.072%,
(1-month SOFR + 1.75%), 1/31/31 ..................... United States 299,248 $ 298,389
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B, 6.818%, (3-month SOFR + 2.5%), 12/11/31 ... United States 134,193 133,990
681,961
a a a a a a
j
Insurance 0.2%
Acrisure LLC, First Lien, CME Term Loan, B6, 7.322%, (1-month
SOFR + 3%), 11/06/30 .............................. United States 155,263 153,808
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 7.073%, (1-month SOFR + 2.75%), 9/19/31 ......... United States 748,120 743,796
AmWINS Group, Inc., First Lien, Initial CME Term Loan, 6.572%,
(1-month SOFR + 2.25%), 1/30/32 ..................... United States 735,291 732,479
AssuredPartners, Inc., First Lien, 2024 CME Term Loan, 7.822%,
(1-month SOFR + 3.5%), 2/14/31 ...................... United States 430,236 430,752
Asurion LLC, First Lien, New CME Term Loan, B10, 8.422%,
(1-month SOFR + 4%), 8/21/28 ....................... United States 131,043 126,856
Asurion LLC, First Lien, New CME Term Loan, B11, 8.672%,
(1-month SOFR + 4.25%), 8/21/28 ..................... United States 511,890 497,539
Asurion LLC, Second Lien, New CME Term Loan, B4, 9.686%,
(1-month SOFR + 5.25%), 1/19/29 ..................... United States 464,852 428,245
Broadstreet Partners, Inc., First Lien, 2024 CME Term Loan, B,
7.322%, (1-month SOFR + 3%), 6/16/31 ................ United States 513,740 511,965
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan, 7.313%, (3-month SOFR + 3%), 7/31/31 ... United States 299,725 298,671
3,924,111
a a a a a a
j
IT Services 0.1%
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan,
8.072%, (1-month SOFR + 3.75%), 6/27/31 .............. United States 744,701 730,738
h
Kaseya, Inc., First Lien, Initial CME Term Loan, 7.572%, (1-month
SOFR + 3.25%), 3/05/32 ............................ United States 729,955 725,783
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan,
8.575%, (1-month SOFR + 4.25%), 5/03/28 .............. United States 307,200 291,456
MH Sub I LLC, First Lien, 2024 December New CME Term Loan,
8.575%, (1-month SOFR + 4.25%), 12/31/31 ............. United States 207,910 182,942
Nielsen Consumer LLC, First Lien, Eleventh Amendment Dollar
Refinancing CME Term Loan, 7.822%, (1-month SOFR + 3.5%),
3/06/28 ......................................... United States 750,000 749,063
World Wide Technology Holding Co. LLC, First Lien, 2024-2
Refinancing CME Term Loan, 6.579%, (1-month SOFR +
2.25%), 3/01/30 ................................... United States 78,750 78,553
2,758,535
a a a a a a
j
Leisure Products 0.1%
19th Holdings Golf LLC, First Lien, Initial CME Term Loan,
7.671%, (1-month SOFR + 3.25%), 2/07/29 .............. United States 493,655 472,675
GBT US III LLC, First Lien, CME Term Loan, B1, 6.783%,
(3-month SOFR + 2.5%), 7/25/31 ...................... United States 10,000 9,919
Horizon US Finco LP, First Lien, CME Term Loan, B, 9.03%,
(3-month SOFR + 4.75%), 10/31/31 .................... United States 748,024 674,471
1,157,065
a a a a a a
Life Sciences Tools & Services 0.0%
†
h,j
Lonza Group AG, First Lien, USD CME Term Loan, B, 8.324%,
(3-month SOFR + 3.925%), 7/03/28 .................... Switzerland 748,125 686,405

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Machinery 0.1%
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.824%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 514,787 $ 499,557
Crosby US Acquisition Corp., First Lien, Amendment No. 4
Replacement CME Term Loan, 7.825%, (1-month SOFR +
3.5%), 8/16/29 .................................... United States 214,682 214,801
h
Crown Equipment Corp., First Lien, Initial CME Term Loan, B1,
6.542%, (1-month SOFR + 2.25%), 10/10/31 ............. United States 750,000 747,188
h
SunSource Borrower LLC, First Lien, First Refinancing CME Term
Loan, 8.422%, (1-month SOFR + 4%), 3/25/31 ............ United States 640,677 619,323
2,080,869
a a a a a a
j
Media 0.1%
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan, 7.827%, (1-month SOFR + 3.5%; 3-month SOFR +
3.5%), 3/24/31 .................................... United States 274,746 273,934
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 6.548%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 748,125 746,397
Gray Media, Inc., First Lien, CME Term Loan, D, 7.438%,
(1-month SOFR + 3%), 12/01/28 ...................... United States 425,216 393,999
1,414,330
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
j
Starwood Property Mortgage LLC, First Lien, CME Term Loan,
B4, 6.572%, (1-month SOFR + 2.25%), 1/02/30 ........... United States 249,375 249,376
j
Oil, Gas & Consumable Fuels 0.1%
EPIC Crude Services LP, First Lien, CME Term Loan, 7.256%,
(3-month SOFR + 3%), 10/15/31 ...................... United States 323,178 323,236
Hilcorp Energy I LP, First Lien, Initial CME Term Loan, 6.321%,
(1-month SOFR + 2%), 2/06/30 ....................... United States 342,857 338,571
Oryx Midstream Services Permian Basin LLC, First Lien, Initial
CME Term Loan, 6.573%, (1-month SOFR + 2.25%), 10/05/28 United States 493,763 489,983
UGI Energy Services LLC, First Lien, Initial CME Term Loan,
7.963%, (12-month SOFR + 2.75%), 2/22/30 ............. United States 362,489 362,851
1,514,641
a a a a a a
j
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.522%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 161,636 158,568
American Airlines, Inc., First Lien, Initial CME Term Loan, 6.507%,
(6-month SOFR + 2.25%), 6/04/29 ..................... United States 736,151 716,981
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan,
6.269%, (3-month SOFR + 2%), 10/01/31 ................ United States 295,235 294,775
United Airlines, Inc., First Lien, CME Term Loan, B, 6.275%,
(3-month SOFR + 2%), 2/24/31 ....................... United States 225,493 225,248
1,395,572
a a a a a a
Personal Care Products 0.0%
†
j
KDC/ONE Development Corp., Inc., First Lien, 2024-2
Refinancing Dollar CME Term Loan, 8.322%, (1-month SOFR +
4%), 8/15/28 ..................................... Canada 93,750 93,609
Pharmaceuticals 0.0%
†
j
Organon & Co., First Lien, 2024 Refinancing Dollar CME Term
Loan, 6.57%, (1-month SOFR + 2.25%), 5/19/31 .......... United States 663,484 636,945

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Professional Services 0.1%
CoreLogic, Inc., First Lien, Initial CME Term Loan, 7.936%,
(1-month SOFR + 3.5%), 6/02/28 ...................... United States 748,062 $ 739,803
Creative Artists Agency LLC, First Lien, CME Term Loan, B,
7.072%, (1-month SOFR + 2.75%), 10/01/31 ............. United States 748,125 745,652
EAB Global, Inc., First Lien, CME Term Loan, 7.322%, (1-month
SOFR + 3%), 8/16/30 ............................... United States 514,800 505,951
Maximus, Inc., First Lien, CME Term Loan, B, 6.322%, (1-month
SOFR + 2%), 5/30/31 ............................... United States 194,902 193,440
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan, 8.002%, (3-month SOFR + 3.75%), 7/18/31 ......... United States 123,257 120,407
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 7.549%,
(3-month SOFR + 3.25%), 2/14/31 ..................... Canada 514,800 491,876
2,797,129
a a a a a a
Real Estate Management & Development 0.0%
†
j
Cushman & Wakefield US Borrower LLC, First Lien, 2024-3 CME
Term Loan, 7.572%, (1-month SOFR + 3.25%), 1/31/30 ..... United States 505,700 506,545
j
Software 0.2%
Adeia, Inc., First Lien, Initial CME Term Loan, B6, 6.822%,
(1-month SOFR + 2.5%), 6/08/28 ...................... United States 435,548 432,282
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan, 7.549%, (3-month SOFR + 3.25%), 7/06/29 ......... United States 782,384 655,352
Cloudera, Inc., First Lien, Initial CME Term Loan, 8.172%,
(1-month SOFR + 3.75%), 10/09/28 .................... United States 636,710 628,356
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan, 8.295%,
(3-month SOFR + 4%), 12/09/31 ...................... United States 102,930 102,930
ConnectWise LLC, First Lien, Initial CME Term Loan, 8.061%,
(3-month SOFR + 3.5%), 9/29/28 ...................... United States 195,455 195,373
Imprivata, Inc., First Lien, 2024 Refinancing CME Term Loan,
7.78%, (3-month SOFR + 3.5%), 12/01/27 ............... United States 124,157 124,600
McAfee Corp., First Lien, CME Term Loan, B1, 7.319%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 748,789 705,891
Skopima Consilio Parent LLC, First Lien, Amendment No. 5 CME
Term Loan, 8.072%, (1-month SOFR + 3.75%), 5/12/28 ..... United States 748,125 737,662
h
Zelis Payments Buyer, Inc., First Lien, Amendment No. 5 CME
Term Loan, 7.572%, (1-month SOFR + 3.25%), 11/26/31 .... United States 750,000 736,313
4,318,759
a a a a a a
j
Specialty Retail 0.2%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan, 8.053%,
(3-month SOFR + 3.75%), 4/26/28 ..................... United States 230,688 229,726
e
GNC Holdings, Inc., Second Lien, CME Term Loan, PIK,
10.425%, (1-month SOFR + 6%), 10/07/26 ............... United States 1,663,148 1,130,941
Great Outdoors Group LLC, First Lien, CME Term Loan, B,
7.572%, (1-month SOFR + 3.25%), 1/23/32 .............. United States 244,043 239,223
Petco Health & Wellness Co., Inc., First Lien, Initial CME Term
Loan, 7.811%, (3-month SOFR + 3.25%), 3/03/28 ......... United States 750,000 656,647
RealTruck Group, Inc., First Lien, Initial CME Term Loan, 7.936%,
(1-month SOFR + 3.5%), 1/31/28 ...................... United States 340,877 318,878
Restoration Hardware, Inc., First Lien, 2022 Incremental CME
Term Loan, 7.672%, (1-month SOFR + 3.25%), 10/20/28 .... United States 766,147 720,178
Specialty Building Products Holdings LLC, First Lien, Initial CME
Term Loan, 8.172%, (1-month SOFR + 3.75%), 10/16/28 .... United States 748,489 702,187

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Specialty Retail (continued)
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.575%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 348,393 $ 340,462
4,338,242
a a a a a a
j
Textiles, Apparel & Luxury Goods 0.1%
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.791%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 762,632 696,142
Hanesbrands, Inc., First Lien, CME Term Loan, B, 7.072%,
(1-month SOFR + 2.75%), 3/08/32 ..................... United States 563,849 560,325
1,256,467
a a a a a a
Wireless Telecommunication Services 0.0%
†
h,j
Gogo Intermediate Holdings LLC, First Lien, Initial CME Term
Loan, 8.186%, (1-month SOFR + 3.75%), 5/01/28 ......... United States 500,000 475,155
Total Senior Floating Rate Interests (Cost $75,833,812) ........................
73,580,393
l
Marketplace Loans 0.6%
a
Financial Services 0.6%
a a a a a a
Total Marketplace Loans (Cost $17,068,550) ..................................
10,761,474
Foreign Government and Agency Securities 0.7%
d
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
5% , 7/27/27 ...................................... Supranational
m
3,900,000 3,829,897
d
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 1,000,000 1,032,172
Equinor ASA , Senior Note , 1.75% , 1/22/26 ................
Norway 5,400,000 5,301,144
d
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 South Korea 2,800,000 2,825,811
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 800,000 710,062
Petroleos Mexicanos , Senior Note , 6.875% , 10/16/25 ........
Mexico 990,000 987,129
Total Foreign Government and Agency Securities (Cost $15,011,206) ............
14,686,215
U.S. Government and Agency Securities 16.4%
U.S. Treasury Bonds , 3.68% , 11/15/27 ...................
United States 42,300,000 38,579,570
U.S. Treasury Notes ,
n
Index Linked, 0.125%, 4/15/26 ....................... United States 23,400,000 28,292,137
0.75%, 8/31/26 ................................... United States 16,000,000 15,380,000
2%, 11/15/26 ..................................... United States 27,000,000 26,315,508
0.625%, 3/31/27 .................................. United States 105,000,000 99,257,812
0.5%, 8/31/27 .................................... United States 45,000,000 41,916,797
3.875%, 3/15/28 .................................. United States 14,200,000 14,318,148
1.25%, 3/31/28 ................................... United States 2,000,000 1,871,563
3.75%, 12/31/28 .................................. United States 56,800,000 57,015,219
Total U.S. Government and Agency Securities (Cost $320,240,934) ..............
322,946,754
Asset-Backed Securities 17.7%
Banks 1.2%
Capital One Multi-Asset Execution Trust , 2022-A2 , A , 3.49% ,
5/15/27 . ......................................... United States 17,330,000 17,322,215
Chase Issuance Trust , 2022-A1 , A , 3.97% , 9/15/27 . ..........
United States 6,794,000 6,778,183
24,100,398
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance 7.4%
American Express Credit Account Master Trust ,
2022-2, A, 3.39%, 5/15/27 ........................... United States 11,100,000 $ 11,094,582
2022-3, A, 3.75%, 8/15/27 ........................... United States 18,235,000 18,191,916
2023-1, A, 4.87%, 5/15/28 ........................... United States 10,380,000 10,449,139
BA Credit Card Trust ,
2022-A1, A1, 3.53%, 11/15/27 ........................ United States 3,870,000 3,865,015
2022-A2, A2, 5%, 4/15/28 ........................... United States 11,562,000 11,592,091
2023-A2, A2, 4.98%, 11/15/28 ........................ United States 6,140,000 6,217,608
Discover Card Execution Note Trust ,
2022-A3, A3, 3.56%, 7/15/27 ......................... United States 18,930,000 18,887,616
2023-A2, A, 4.93%, 6/15/28 .......................... United States 10,380,000 10,458,998
GM Financial Consumer Automobile Receivables Trust ,
2023-4, A3, 5.78%, 8/16/28 .......................... United States 7,410,000 7,513,316
2024-1, A3, 4.85%, 12/18/28 ......................... United States 11,000,000 11,068,766
2024-2, A2A, 5.33%, 3/16/27 ......................... United States 1,095,232 1,096,964
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 3,536,498 3,561,180
2024-A, A3, 4.99%, 2/15/29 .......................... United States 3,520,000 3,558,002
Nissan Auto Receivables Owner Trust , 2023-A , A3 , 4.91% ,
11/15/27 . ........................................ United States 12,007,558 12,030,988
Toyota Auto Receivables Owner Trust ,
2024-A, A3, 4.83%, 10/16/28 ......................... United States 6,670,000 6,707,320
2024-B, A3, 5.33%, 1/16/29 .......................... United States 7,770,000 7,886,461
144,179,962
a a a a a a
Financial Services 9.1%
d,j
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 6.153% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 1,090,000 1,102,312
d,j
Apidos CLO XXXV , 2021-35A , A , 144A, FRN , 5.581% , ( 3-month
SOFR + 1.312% ), 4/20/34 . ........................... United States 19,306,000 19,337,063
d,j
Bain Capital Credit CLO Ltd. , 2022-2A , A1 , 144A, FRN , 5.592% ,
( 3-month SOFR + 1.32% ), 4/22/35 . .................... United States 2,500,000 2,495,679
d,j
Barings CLO Ltd. , 2018-4A , A1R , 144A, FRN , 5.406% , ( 3-month
SOFR + 1.15% ), 10/15/30 . ........................... United States 3,866,655 3,871,322
d,j
BlueMountain CLO Ltd. , 2016-3A , A1R2 , 144A, FRN , 5.523% ,
( 3-month SOFR + 1.2% ), 11/15/30 . .................... United States 6,339,131 6,350,288
d,j
BlueMountain CLO XXXI Ltd. , 2021-31A , A1 , 144A, FRN ,
5.681% , ( 3-month SOFR + 1.412% ), 4/19/34 . ............. United States 3,130,000 3,124,403
d,j
Buckhorn Park CLO Ltd. , 2019-1A , ARR , 144A, FRN , 5.339% ,
( 3-month SOFR + 1.07% ), 7/18/34 . .................... United States 2,480,000 2,473,599
d,j
Carlyle Global Market Strategies CLO Ltd. , 2015-4A , A1RR ,
144A, FRN , 5.489% , ( 3-month SOFR + 1.22% ), 7/20/32 . .... United States 6,406,237 6,420,380
d
CF Hippolyta Issuer LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 . ... United States 3,291,994 3,251,939
d,o
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 0.652%, 1/15/45 ............... United States 8,867 8,525
2019-52, PT, 144A, FRN, 16.268%, 1/15/45 .............. United States 13,844 6,428
2020-2, PT, 144A, FRN, 16.26%, 3/15/45 ................ United States 11,778 9,216
2020-7, PT, 144A, FRN, 16.119%, 4/17/45 ............... United States 7,276 5,815
d,j
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 5.661% , ( 3-month
SOFR + 1.382% ), 4/17/30 . ........................... United States 1,000,000 1,001,353
j
CWABS Asset-Backed Certificates Trust , 2004-1 , M1 , FRN ,
5.191% , ( 1-month SOFR + 0.864% ), 3/25/34 . ............. United States 22,643 23,113
d,j
Dryden 68 CLO Ltd. , 2019-68A , ARR , 144A, FRN , 5.356% ,
( 3-month SOFR + 1.1% ), 7/15/35 . ..................... United States 6,450,000 6,409,138
d,j
Elevation CLO Ltd. , 2018-10A , AR , 144A, FRN , 5.189% , ( 3-month
SOFR + 0.92% ), 10/20/31 . ........................... United States 2,390,087 2,384,928

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d,j
Ellington CLO III Ltd. , 2018-3A , A1 , 144A, FRN , 6.181% ,
( 3-month SOFR + 1.912% ), 7/20/30 . ................... United States 27,361 $ 27,361
d
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 . . United States 3,789,428 3,720,401
Ford Credit Auto Owner Trust , 2024-A , A3 , 5.09% , 12/15/28 . ...
United States 6,670,000 6,752,873
d,j
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 5.605% ,
( 3-month SOFR + 1.282% ), 5/16/31 . ................... United States 350,110 350,753
d,j
GoldenTree Loan Management US CLO 11 Ltd. , 2021-11A , AR ,
144A, FRN , 5.349% , ( 3-month SOFR + 1.08% ), 10/20/34 . ... United States 9,960,000 9,940,819
d
Home Partners of America Trust , 2021-3 , B , 144A, 2.649% ,
1/17/41 . ......................................... United States 1,355,920 1,251,776
Honda Auto Receivables Owner Trust ,
2023-3, A3, 5.41%, 2/18/28 .......................... United States 8,070,000 8,129,970
2023-4, A3, 5.67%, 6/21/28 .......................... United States 7,010,000 7,107,918
2024-1, A2, 5.36%, 9/15/26 .......................... United States 2,478,190 2,480,570
d,j
J.P. Morgan Mortgage Trust , 2024-HE3 , A1 , 144A, FRN , 5.55% ,
( 30-day SOFR Average + 1.2% ), 2/25/55 . ................ United States 1,786,339 1,787,670
d,j
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 6.006% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 3,250,000 3,257,657
d,j
Madison Park Funding XLV Ltd. , 2020-45A , ARR , 144A, FRN ,
5.336% , ( 3-month SOFR + 1.08% ), 7/15/34 . .............. United States 7,000,000 6,962,816
d,j
Marble Point CLO XV Ltd. , 2019-1A , A1R2 , 144A, FRN , 5.319% ,
( 3-month SOFR + 1.04% ), 7/23/32 . .................... United States 2,027,774 2,020,900
d
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 13,870,000 13,036,072
d,j
Octagon 56 Ltd. , 2021-1A , A , 144A, FRN , 5.678% , ( 3-month
SOFR + 1.422% ), 10/15/34 . .......................... United States 15,000,000 15,029,539
d,j
Octagon Investment Partners 18-R Ltd. , 2018-18A , A1A , 144A,
FRN , 5.482% , ( 3-month SOFR + 1.222% ), 4/16/31 . ........ United States 293,363 293,896
d,j
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
5.631% , ( 3-month SOFR + 1.362% ), 1/20/31 . ............. United States 2,000,000 1,997,486
d,o
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ............... United States 9,101 5,230
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ............... United States 6,051 2,533
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ............... United States 513 358
j
RAAC Trust , 2004-SP1 , AII , FRN , 5.141% , ( 1-month SOFR +
0.814% ), 3/25/34 . ................................. United States 55,934 55,325
d,j
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 5.638% , ( 3-month SOFR
+ 1.382% ), 4/15/36 . ................................ United States 23,418,000 23,424,852
d,j
Sound Point CLO XXII Ltd. , 2019-1A , ARR , 144A, FRN , 5.299% ,
( 3-month SOFR + 1.03% ), 1/20/32 . .................... United States 3,045,147 3,039,056
d,j
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.156% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 4,189,351 4,151,380
d,j
THL Credit Wind River CLO Ltd. , 2019-3A , AR2 , 144A, FRN ,
5.316% , ( 3-month SOFR + 1.06% ), 4/15/31 . .............. United States 1,585,820 1,582,376
d,j
Voya CLO Ltd. ,
2018-2A, A2, 144A, FRN, 5.768%, (3-month SOFR + 1.512%),
7/15/31 ......................................... United States 2,500,000 2,494,538
2019-3A, AR, 144A, FRN, 5.621%, (3-month SOFR + 1.342%),
10/17/32 ........................................ United States 1,956,094 1,956,583
179,136,209
a a a a a a
Passenger Airlines 0.0%
†
American Airlines Pass-Through Trust , 2016-2 , AA , 3.2% ,
6/15/28 . ......................................... United States 31,475 29,944

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Passenger Airlines (continued)
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 .
United States 149,569 $ 149,064
179,008
a a a a a a
Total Asset-Backed Securities (Cost $347,012,250) ............................
347,595,577
Commercial Mortgage-Backed Securities 2.4%
Financial Services 2.4%
Banc of America Commercial Mortgage Trust , 2015-UBS7 , A4 ,
3.705% , 9/15/48 ................................... United States 100,000 99,385
h,o,p
BBCMS Mortgage Trust , 2025-5C34 , XA , IO, FRN , 1.395% ,
5/15/58 ......................................... United States 60,025,000 3,069,012
h,o,p
BMO Mortgage Trust , 2025-5C10 , XA , IO, FRN , 1.58% , 5/15/58 United States 41,291,000 2,374,480
d,j
BX Commercial Mortgage Trust , 2021-VOLT , A , 144A, FRN ,
5.136% , ( 1-month SOFR + 0.814% ), 9/15/36 ............. United States 5,430,000 5,381,782
d,j
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 5.126% , ( 1-month
SOFR + 0.804% ), 10/15/36 .......................... United States 7,517,000 7,459,513
d,j
BX Trust , 2022-IND , A , 144A, FRN , 5.813% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................. United States 6,095,858 6,100,210
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45% ,
7/10/49 ......................................... United States 1,250,750 1,230,884
o
COMM Mortgage Trust , 2015-PC1 , AM , FRN , 4.29% , 7/10/50 .. United States 959,000 947,468
CSAIL Commercial Mortgage Trust ,
o
2015-C2, AS, FRN, 3.849%, 6/15/57 ................... United States 1,221,000 1,214,295
2015-C3, A4, 3.718%, 8/15/48 ........................ United States 1,108,486 1,104,208
d,o
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.673% , 9/10/35 ................................... United States 2,005,000 1,983,197
GS Mortgage Securities Trust ,
2016-GS2, A4, 3.05%, 5/10/49 ........................ United States 890,000 874,692
2016-GS3, A4, 2.85%, 10/10/49 ....................... United States 600,000 582,132
2017-GS6, A3, 3.433%, 5/10/50 ....................... United States 2,000,000 1,949,531
JPMBB Commercial Mortgage Securities Trust ,
2015-C30, A5, 3.822%, 7/15/48 ....................... United States 1,500,000 1,489,228
2015-C31, A3, 3.801%, 8/15/48 ....................... United States 1,600,436 1,589,311
2016-C1, A5, 3.576%, 3/17/49 ........................ United States 4,417,000 4,364,783
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 2,113,089 2,063,212
Morgan Stanley Bank of America Merrill Lynch Trust , 2015-C27 ,
AS , 4.068% , 12/15/47 .............................. United States 1,082,000 1,071,358
Wells Fargo Commercial Mortgage Trust ,
2015-C31, A4, 3.695%, 11/15/48 ...................... United States 1,050,000 1,043,406
o
2016-C32, B, FRN, 4.856%, 1/15/59 ................... United States 1,308,000 1,291,316
47,283,403
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $47,144,247) ..............
47,283,403
Mortgage-Backed Securities 2.6%
q
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 6.717% - 7.183%, (1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 10/01/36 - 6/01/37 ....... United States 401,564 413,938
413,938
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.4%
FHLMC Gold Pool, 30 Year, 5%, 1/01/39 .................. United States 36,468 36,925
FHLMC Pool, 15 Year, 3%, 10/01/37 ..................... United States 9,371,057 8,902,889
FHLMC Pool, 15 Year, 3.5%, 10/01/37 .................... United States 9,738,717 9,391,111

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 6%, 2/01/55 ...................... United States 28,203,006 $ 28,628,189
46,959,114
q
Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA, 4.463% - 5.358%, (3-year CMT T-Note +/- MBS Margin),
2/01/26 - 6/01/34 .................................. United States 13,151 13,176
FNMA, 5.455% - 5.475%, (1-month Refinitiv USD IBOR
Consumer Cash Fallbacks +/- MBS Margin), 4/01/28 - 7/01/34 United States 16,637 16,624
FNMA, 4.187% - 5.62%, (COFI 11th District +/- MBS Margin),
12/01/25 - 12/01/36 ................................ United States 23,129 22,891
FNMA, 6.033%, (5-year CMT T-Note +/- MBS Margin), 2/01/30 . United States 9,858 9,850
FNMA, 5.55% - 6.71%, (6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 9/01/27 - 8/01/37 ........ United States 287,011 289,140
FNMA, 5.773% - 7.053%, (12-month average of 1-year CMT +/-
MBS Margin), 11/01/30 - 10/01/44 ..................... United States 85,427 86,547
FNMA, 4.895% - 7.595%, (1-year CMT T-Note +/- MBS Margin),
11/01/26 - 4/01/40 ................................. United States 483,644 494,048
FNMA, 5.83% - 8%, (1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 11/01/32 - 2/01/44 ............ United States 2,370,019 2,436,716
3,368,992
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 15 Year, 3.5%, 10/01/25 ......................... United States 13,034 12,970
FNMA, 15 Year, 4%, 12/01/25 .......................... United States 21,990 21,885
FNMA, 15 Year, 4.5%, 6/01/25 ......................... United States 1,271 1,267
FNMA, 30 Year, 5%, 3/01/38 ........................... United States 5,470 5,542
41,664
q
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 4.625% - 4.875%, (1-year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26 .................................. United States 1,346 1,349
1,349
Total Mortgage-Backed Securities (Cost $50,266,600) ..........................
50,785,057
Municipal Bonds 0.9%
California 0.2%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 4,705,000 4,294,918
New York 0.4%
Empire State Development Corp. ,
Revenue, 2019 B, ETM, 2.25%, 3/15/26 ................. United States 8,750,000 8,614,941
8,614,941
Texas 0.3%
Texas State University System , Revenue , 2019 B , Refunding ,
2.351% , 3/15/26 ................................... United States 4,825,000 4,760,911
Total Municipal Bonds (Cost $18,065,215) ....................................
17,670,770
Residential Mortgage-Backed Securities 6.7%
Capital Markets 0.0%
†
j
Merrill Lynch Mortgage Investors Trust ,
2003-A, 1A, FRN, 5.181%, (1-month SOFR + 0.854%), 3/25/28 United States 29,064 28,536

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Capital Markets (continued)
j
Merrill Lynch Mortgage Investors Trust, (continued)
2003-E, A1, FRN, 5.061%, (1-month SOFR + 0.734%),
10/25/28 ........................................ United States 92,469 $ 87,339
115,875
a a a a a a
Financial Services 6.7%
j
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN ,
6.633% , ( 6-month SOFR + 2.428% ), 6/25/45 ............. United States 51,070 50,824
d
BRAVO Residential Funding Trust ,
o
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................. United States 2,044,500 1,960,397
2023-NQM4, A1, 144A, 6.435%, 5/25/63 ................ United States 5,172,477 5,203,428
2023-NQM5, A1, 144A, 6.505%, 6/25/63 ................ United States 515,736 519,470
2023-NQM6, A1, 144A, 6.602%, 9/25/63 ................ United States 1,009,204 1,017,902
2023-NQM8, A1, 144A, 6.394%, 10/25/63 ............... United States 2,641,055 2,663,280
2024-NQM2, A1, 144A, 6.285%, 2/25/64 ................ United States 1,014,484 1,023,142
2024-NQM3, A1, 144A, 6.191%, 3/25/64 ................ United States 4,667,595 4,706,088
o
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 5.445% ,
7/25/34 ......................................... United States 470,215 442,351
d,o
CIM Trust , 2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ......... United States 55,766 53,478
d
COLT Mortgage Loan Trust ,
o
2022-4, A1, 144A, FRN, 4.301%, 3/25/67 ................ United States 2,365,006 2,347,350
2024-1, A1, 144A, 5.835%, 2/25/69 .................... United States 2,907,551 2,916,357
2024-INV1, A1, 144A, 5.903%, 12/25/68 ................. United States 1,171,718 1,178,302
d,j
Connecticut Avenue Securities Trust ,
2022-R02, 2M1, 144A, FRN, 5.554%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 671,600 671,277
2023-R08, 1M1, 144A, FRN, 5.854%, (30-day SOFR Average +
1.5%), 10/25/43 ................................... United States 6,843,077 6,856,729
2024-R02, 1M1, 144A, FRN, 5.454%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 2,311,066 2,305,045
2024-R03, 2M1, 144A, FRN, 5.503%, (30-day SOFR Average +
2.3%), 3/25/44 .................................... United States 2,557,451 2,554,629
2024-R05, 2M1, 144A, FRN, 5.354%, (30-day SOFR Average +
1%), 7/25/44 ..................................... United States 1,483,913 1,482,830
2024-R06, 1M1, 144A, FRN, 5.404%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 1,112,011 1,110,772
2025-R01, 1A1, 144A, FRN, 5.303%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 1,638,787 1,630,898
2025-R02, 1A1, 144A, FRN, 5.353%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 973,041 969,260
2025-R03, 2A1, 144A, FRN, 5.804%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 1,763,009 1,770,723
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 ,
3A1 , 5% , 1/25/38 .................................. Switzerland 100,822 57,526
d
Cross Mortgage Trust ,
2024-H1, A1, 144A, 6.085%, 12/25/68 .................. United States 3,179,423 3,196,850
o
2025-H3, A1, 144A, FRN, 5.883%, 5/25/70 ............... United States 1,244,000 1,253,280
d,o
CSMC Trust , 2014-IVR3 , A1 , 144A, FRN , 3.5% , 7/25/44 ...... United States 252,150 236,330
d,j
FHLMC STACR REMIC Trust ,
2021-DNA7, M1, 144A, FRN, 5.204%, (30-day SOFR Average
+ 0.85%), 11/25/41 ................................. United States 555,312 553,719
2024-DNA3, M1, 144A, FRN, 5.354%, (30-day SOFR Average
+ 1%), 10/25/44 ................................... United States 929,325 927,960
2024-HQA2, M1, 144A, FRN, 5.554%, (30-day SOFR Average
+ 1.2%), 8/25/44 .................................. United States 7,237,034 7,222,750
2025-DNA1, A1, 144A, FRN, 5.304%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 2,416,550 2,406,137

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA Connecticut Avenue Securities ,
2015-C02, 1M2, FRN, 8.468%, (30-day SOFR Average +
4.114%), 5/25/25 .................................. United States 1,629,121 $ 1,629,271
2015-C03, 1M2, FRN, 9.468%, (30-day SOFR Average +
5.114%), 7/25/25 .................................. United States 1,754,748 1,766,016
2016-C01, 1M2, FRN, 11.218%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 262,674 270,950
2016-C01, 2M2, FRN, 11.418%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 838,034 863,343
o
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 6.922% ,
1/25/35 ......................................... United States 52,937 49,434
d
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 1,063,041 1,069,178
d
Imperial Fund Mortgage Trust , 2023-NQM1 , A1 , 144A, 5.941% ,
2/25/68 ......................................... United States 1,888,830 1,891,396
J.P. Morgan Mortgage Trust ,
o
2004-A1, 5A1, FRN, 6.829%, 2/25/34 ................... United States 14,561 14,570
d,o
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................. United States 1,800,560 1,604,012
d
2024-CES1, A1A, 144A, 6.191%, 6/25/54 ................ United States 1,172,413 1,177,147
d,h,o
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 579,000 583,972
d,o
Mill City Mortgage Loan Trust ,
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................. United States 1,257,999 1,243,363
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................. United States 2,992,787 2,936,155
d
Morgan Stanley Residential Mortgage Loan Trust ,
j
2024-4, AF, 144A, FRN, 5.704%, (30-day SOFR Average +
1.35%), 9/25/54 ................................... United States 2,616,311 2,587,528
2024-NQM1, A1, 144A, 6.152%, 12/25/68 ............... United States 2,338,652 2,357,600
j
New York Mortgage Trust , 2005-3 , M1 , FRN , 5.116% , ( 1-month
SOFR + 0.789% ), 2/25/36 ........................... United States 29,359 28,655
d
OBX Trust ,
j
2018-1, A2, 144A, FRN, 5.091%, (1-month SOFR + 0.764%),
6/25/57 ......................................... United States 520,769 509,153
o
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ................ United States 684,672 613,466
2023-NQM10, A1, 144A, 6.465%, 10/25/63 .............. United States 4,275,939 4,315,982
2024-NQM1, A1, 144A, 5.928%, 11/25/63 ............... United States 1,485,719 1,491,834
2024-NQM2, A1, 144A, 5.878%, 12/25/63 ............... United States 1,566,111 1,572,344
2024-NQM3, A1, 144A, 6.129%, 12/25/63 ............... United States 1,721,343 1,733,877
2024-NQM4, A1, 144A, 6.067%, 1/25/64 ................ United States 1,110,230 1,117,569
2024-NQM8, A1, 144A, 6.233%, 5/25/64 ................ United States 2,856,472 2,884,473
d,o
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 1,331,072 1,183,275
d,o
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 6,495,673 5,817,308
d,j
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 5,000,000 5,017,516
2024-2, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%),
6/22/25 ......................................... United States 5,000,000 5,004,202
j
Thornburg Mortgage Securities Trust , 2004-3 , A , FRN , 5.181% ,
( 1-month SOFR + 0.854% ), 9/25/34 .................... United States 199,466 183,053
d,o
Towd Point Mortgage Trust ,
2018-4, A1, 144A, FRN, 3%, 6/25/58 ................... United States 6,965,595 6,583,296
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................. United States 4,881,327 4,752,554
d
Verus Securitization Trust ,
2023-6, A1, 144A, 6.665%, 9/25/68 .................... United States 555,382 560,836
2023-INV2, A1, 144A, 6.443%, 8/25/68 ................. United States 754,885 761,411
o
2023-INV3, A1, 144A, FRN, 6.876%, 11/25/68 ............ United States 1,555,194 1,577,676
2024-2, A1, 144A, 6.095%, 2/25/69 .................... United States 642,379 646,600

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
d
Verus Securitization Trust, (continued)
2024-3, A1, 144A, 6.338%, 4/25/69 .................... United States 2,739,904 $ 2,767,596
2024-4, A1, 144A, 6.218%, 6/25/69 .................... United States 1,792,512 1,809,143
2024-INV1, A1, 144A, 6.116%, 3/25/69 .................. United States 654,097 659,768
130,924,606
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $133,524,934) ..............
131,040,481
Agency Commercial Mortgage-Backed Securities 4.2%
Financial Services 4.2%
j
FHLMC ,
413, F23, FRN, 5.404%, (30-day SOFR Average + 1.05%),
5/25/54 ......................................... United States 4,230,263 4,221,107
5420, CF, FRN, 5.304%, (30-day SOFR Average + 0.95%),
6/25/54 ......................................... United States 4,493,160 4,503,172
5438, FB, FRN, 5.254%, (30-day SOFR Average + 0.9%),
8/25/54 ......................................... United States 6,271,887 6,255,355
5438, FC, FRN, 5.454%, (30-day SOFR Average + 1.1%),
8/25/54 ......................................... United States 7,935,000 7,917,899
5478, FK, FRN, 5.454%, (30-day SOFR Average + 1.1%),
2/25/54 ......................................... United States 8,636,974 8,621,145
j
FNMA ,
2024-33, KF, FRN, 5.304%, (30-day SOFR Average + 0.95%),
1/25/54 ......................................... United States 1,928,158 1,932,755
2024-54, FC, FRN, 5.324%, (30-day SOFR Average + 0.97%),
8/25/54 ......................................... United States 7,431,461 7,447,021
2024-77, FM, FRN, 5.304%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 7,484,755 7,445,428
2024-8, FA, FRN, 5.404%, (30-day SOFR Average + 1.05%),
3/25/54 ......................................... United States 7,436,920 7,453,391
2024-82, FE, FRN, 5.304%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 8,711,671 8,649,786
2024-93, FD, FRN, 5.404%, (30-day SOFR Average + 1.05%),
12/25/54 ........................................ United States 8,888,460 8,853,808
2024-98, FA, FRN, 5.504%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 9,029,898 9,038,520
82,339,387
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $82,483,282) .......
82,339,387
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 60,686 860
b
Mesquite Energy, Inc., Escrow Account ................... United States 1,900,000 38,000
Total Escrows and Litigation Trusts (Cost $1,838,967) .........................
38,860
Total Long Term Investments (Cost $1,865,450,829) ...........................
1,852,815,962
a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Calls - Over-the-Counter
Credit Default Swaptions 0.0%
†
Buy protection on Markit CDX North American Investment Grade
Index Series 44-V1, Strike Price $0.01, Counterparty GSCO,
Expires 7/16/25 ................................... 1 65,000,000 $ 174,807
Total Options Purchased (Cost $118,625) .....................................
174,807
Short Term Investments 5.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.0%
r,s
Institutional Fiduciary Trust - Money Market Portfolio, 4.052% .. United States 39,237,200 39,237,200
Total Money Market Funds (Cost $39,237,200) ................................
39,237,200
Principal
Amount
*
Repurchase Agreements 3.7%
t
Joint Repurchase Agreement, 4.354%, 5/01/25 (Maturity Value
$71,990,915)
BNP Paribas Securities Corp. (Maturity Value $47,868,199)
Deutsche Bank Securities, Inc. (Maturity Value $8,805,209)
HSBC Securities (USA), Inc. (Maturity Value $15,317,507)
Collateralized by U.S. Government Agency Securities, 3% - 6%,
6/20/51 - 2/20/55; U.S. Treasury Bills, 5/22/25 - 12/26/25; and
U.S. Treasury Notes, 4%, 12/15/27 (valued at $73,483,636) .. 71,982,209 71,982,209
Total Repurchase Agreements (Cost $71,982,209) .............................
71,982,209
Total Short Term Investments (Cost $111,219,409 ) .............................
111,219,409
a
Total Investments (Cost $1,976,788,863) 100.0% ..............................
$1,964,210,178
Options Written (0.0)%
†
....................................................
(56,537)
Other Assets, less Liabilities (0.0)%
†
.........................................
(332,924)
Net Assets 100.0% .........................................................
$1,963,820,717
a a a
Number of
Contracts
Notional
Amount
#
u
Options Written (0.0)%
†
Puts - Over-the-Counter
Credit Default Swaptions (0.0)%
†
Sell protection on Markit CDX North American Investment Grade
Index Series 44-V1, Strike Price $0.01, Counterparty GSCO,
Expires 7/16/25 ................................... 1 (65,000,000) (56,537)
(56,537)
Total Options Written (Premiums received $115,375) ...........................
$ (56,537)

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $599,383,781, representing 30.5% of net assets.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
g
The coupon rate shown represents the rate at period end.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
i
See Note 1(j) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See Note 9 regarding unfunded loan commitments.
l
See Note 1(k) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(m).
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
q
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
r
See Note 3(f) regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.
t
See Note 1(c) regarding joint repurchase agreement.
u
See Note 1(e) regarding written options.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

,
At April 30, 2025, the Fund had the following marketplace loans outstanding. See Note 1(k).
Description
Principal
Amount Value
Marketplace Loans - 0.6%
Block, Inc.
a
7269980.SQ.FTS.B , 5 .441% , 5/30/25 .... $ 7,466 $ 4,569
a
7269871.SQ.FTS.B , 5 .76% , 5/30/25 ..... 939 619
a
7276109.SQ.FTS.B , 5 .755% , 6/01/25 .... 908 607
a
7275203.SQ.FTS.B , 6 .259% , 6/01/25 .... 4,292 199
a
7278214.SQ.FTS.B , 5 .99% , 6/02/25 ..... 450 306
a
7277957.SQ.FTS.B , 6 .006% , 6/02/25 .... 1,696 59
a
7278943.SQ.FTS.B , 5 .755% , 6/03/25 .... 2,468 1,788
a
7278667.SQ.FTS.B , 5 .786% , 6/03/25 .... 282 193
a
7286404.SQ.FTS.B , 5 .567% , 6/05/25 .... 8,291 4,730
a
7285781.SQ.FTS.B , 5 .743% , 6/05/25 .... 683 487
a
7284416.SQ.FTS.B , 5 .756% , 6/05/25 .... 900 742
a
7284558.SQ.FTS.B , 5 .757% , 6/05/25 .... 288 231
a
7287857.SQ.FTS.B , 5 .377% , 6/06/25 .... 301 278
a
7288280.SQ.FTS.B , 5 .378% , 6/06/25 .... 4,173 3,091
a
7289262.SQ.FTS.B , 5 .56% , 6/06/25 ..... 4,382 74
a
7295038.SQ.FTS.B , 5 .377% , 6/07/25 .... 641 577
a
7296575.SQ.FTS.B , 5 .569% , 6/07/25 .... 5,163 118
a
7301207.SQ.FTS.B , 5 .38% , 6/08/25 ..... 4,338 2,947
a
7301957.SQ.FTS.B , 6 .027% , 6/09/25 .... 14 11
a
7303557.SQ.FTS.B , 5 .384% , 6/10/25 .... 702 101
a
7306657.SQ.FTS.B , 5 .566% , 6/11/25 .... 12,522 281
a
7305713.SQ.FTS.B , 6 .006% , 6/11/25 .... 1,687 33
a
7313394.SQ.FTS.B , 5 .189% , 6/12/25 .... 6,942 976
a
7308932.SQ.FTS.B , 5 .412% , 6/12/25 .... 130 83
a
7314028.SQ.FTS.B , 5 .565% , 6/12/25 .... 12,817 801
a
7309149.SQ.FTS.B , 6 .257% , 6/12/25 .... 17,102 448
a
7316316.SQ.FTS.B , 5 .439% , 6/13/25 .... 7,722 124
a
7326891.SQ.FTS.B , 5 .189% , 6/15/25 .... 931 719
a
7327011.SQ.FTS.B , 5 .755% , 6/15/25 .... 4,808 77
a
7332055.SQ.FTS.B , 4 .652% , 6/18/25 .... 5,783 4,438
a
7334268.SQ.FTS.B , 4 .936% , 6/18/25 .... 3,340 2,684
a
7333444.SQ.FTS.B , 5 .758% , 6/18/25 .... 3,264 2,163
a
7334250.SQ.FTS.B , 6 .289% , 6/18/25 .... 782 14
a
7335898.SQ.FTS.B , 4 .647% , 6/19/25 .... 330 291
a
7335968.SQ.FTS.B , 5 .379% , 6/19/25 .... 7,165 416
a
7336505.SQ.FTS.B , 6 .247% , 6/19/25 .... 1,549 54
a
7336967.SQ.FTS.B , 6 .41% , 6/19/25 ..... 4,561 134
a
7340626.SQ.FTS.B , 5 .438% , 6/20/25 .... 1,141 695
a
7340672.SQ.FTS.B , 5 .755% , 6/20/25 .... 21,574 1,018
a
7344965.SQ.FTS.B , 4 .934% , 6/21/25 .... 2,335 1,740
a
7347685.SQ.FTS.B , 5 .449% , 6/21/25 .... 793 507
a
7347201.SQ.FTS.B , 5 .742% , 6/21/25 .... 738 501
a
7348507.SQ.FTS.B , 4 .938% , 6/22/25 .... 2,701 1,869
a
7352007.SQ.FTS.B , 5 .572% , 6/23/25 .... 82 72
Description
Principal
Amount Value
Block, Inc. (continued)
a
7351847.SQ.FTS.B , 6 .006% , 6/23/25 .... $ 5,842 $ 3,815
a
7351639.SQ.FTS.B , 6 .164% , 6/23/25 .... 3,152 97
a
7353226.SQ.FTS.B , 5 .19% , 6/24/25 ..... 112 105
a
7353529.SQ.FTS.B , 6 .25% , 6/25/25 ..... 1,275 24
a
7353683.SQ.FTS.B , 6 .256% , 6/25/25 .... 1,229 45
a
7353412.SQ.FTS.B , 6 .402% , 6/25/25 .... 101 53
a
7360226.SQ.FTS.B , 4 .654% , 6/27/25 .... 13,891 1,155
a
7358768.SQ.FTS.B , 4 .747% , 6/27/25 .... 291 196
a
7361057.SQ.FTS.B , 5 .558% , 6/27/25 .... 554 421
a
7366336.SQ.FTS.B , 4 .655% , 6/28/25 .... 5,254 3,906
a
7365025.SQ.FTS.B , 4 .657% , 6/28/25 .... 1,862 1,412
a
7367489.SQ.FTS.B , 5 .569% , 6/29/25 .... 1,709 201
a
7371639.SQ.FTS.B , 4 .941% , 6/30/25 .... 3,048 1,827
a
7370441.SQ.FTS.B , 5 .379% , 6/30/25 .... 9,362 613
a
7370806.SQ.FTS.B , 5 .468% , 6/30/25 .... 595 16
a
7371738.SQ.FTS.B , 5 .753% , 6/30/25 .... 771 687
a
7371611.SQ.FTS.B , 6 .238% , 6/30/25 .... 105 89
a
7370816.SQ.FTS.B , 6 .41% , 6/30/25 ..... 1,501 999
a
7372112.SQ.FTS.B , 5 .754% , 7/01/25 .... 4,946 82
a
7372242.SQ.FTS.B , 6 .006% , 7/01/25 .... 6,038 4,137
a
7372906.SQ.FTS.B , 5 .754% , 7/02/25 .... 11,697 5,984
a
7373979.SQ.FTS.B , 5 .997% , 7/02/25 .... 594 183
a
7377362.SQ.FTS.B , 4 .936% , 7/03/25 .... 8,736 6,392
a
7378849.SQ.FTS.B , 5 .376% , 7/03/25 .... 627 581
a
7378207.SQ.FTS.B , 6 .009% , 7/03/25 .... 9,549 117
a
7378050.SQ.FTS.B , 6 .164% , 7/03/25 .... 215 108
a
7378054.SQ.FTS.B , 6 .259% , 7/03/25 .... 1,012 665
a
7380824.SQ.FTS.B , 4 .753% , 7/04/25 .... 1,279 28
a
7383092.SQ.FTS.B , 5 .375% , 7/04/25 .... 1,063 894
a
7382858.SQ.FTS.B , 5 .382% , 7/04/25 .... 4,780 2,265
a
7383018.SQ.FTS.B , 5 .57% , 7/04/25 ..... 24 21
a
7386407.SQ.FTS.B , 4 .653% , 7/05/25 .... 3,396 3,195
a
7384366.SQ.FTS.B , 5 .444% , 7/05/25 .... 2,246 53
a
7385423.SQ.FTS.B , 6 .006% , 7/05/25 .... 1,828 43
a
7387507.SQ.FTS.B , 5 .765% , 7/06/25 .... 261 212
a
7390664.SQ.FTS.B , 5 .19% , 7/08/25 ..... 10,504 186
a
7389557.SQ.FTS.B , 5 .38% , 7/08/25 ..... 627 531
a
7390815.SQ.FTS.B , 6 .262% , 7/08/25 .... 234 160
a
7394965.SQ.FTS.B , 5 .566% , 7/10/25 .... 1,404 653
a
7396701.SQ.FTS.B , 5 .567% , 7/10/25 .... 3,637 2,589
a
7395779.SQ.FTS.B , 6 .005% , 7/10/25 .... 12,121 225
a
7403168.SQ.FTS.B , 5 .38% , 7/11/25 ..... 7,909 112
a
7403313.SQ.FTS.B , 5 .566% , 7/11/25 .... 851 816
a
7403278.SQ.FTS.B , 6 .168% , 7/11/25 .... 430 235

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7406047.SQ.FTS.B , 6 .027% , 7/12/25 .... $ 1,167 $ 421
a
7408049.SQ.FTS.B , 4 .924% , 7/15/25 .... 1,733 44
a
7408322.SQ.FTS.B , 5 .565% , 7/15/25 .... 8,489 180
a
7410978.SQ.FTS.B , 4 .747% , 7/16/25 .... 1,609 42
a
7410973.SQ.FTS.B , 6 .404% , 7/16/25 .... 81 67
a
7412311.SQ.FTS.B , 4 .938% , 7/17/25 .... 866 856
a
7419424.SQ.FTS.B , 6 .003% , 7/19/25 .... 222 138
a
7423619.SQ.FTS.B , 5 .189% , 7/21/25 .... 2,791 2,153
a
7423709.SQ.FTS.B , 6 .415% , 7/21/25 .... 12,847 7,690
a
7425251.SQ.FTS.B , 5 .378% , 7/22/25 .... 3,001 2,637
a
7436008.SQ.FTS.B , 5 .563% , 7/25/25 .... 1,540 957
a
7436351.SQ.FTS.B , 5 .754% , 7/25/25 .... 9,358 226
a
7441240.SQ.FTS.B , 4 .745% , 7/26/25 .... 3,314 216
a
7439758.SQ.FTS.B , 5 .379% , 7/26/25 .... 5,557 3,187
a
7442460.SQ.FTS.B , 5 .193% , 7/27/25 .... 1,313 891
a
7442087.SQ.FTS.B , 6 .191% , 7/27/25 .... 681 15
a
7442292.SQ.FTS.B , 6 .268% , 7/27/25 .... 635 46
a
7443306.SQ.FTS.B , 4 .733% , 7/28/25 .... 583 14
a
7447150.SQ.FTS.B , 5 .568% , 7/29/25 .... 3,933 268
a
7450900.SQ.FTS.B , 5 .442% , 7/30/25 .... 2,656 1,828
a
7461507.SQ.FTS.B , 5 .378% , 8/02/25 .... 21,883 664
a
7462684.SQ.FTS.B , 6 .003% , 8/02/25 .... 1,215 576
a
7461437.SQ.FTS.B , 6 .412% , 8/02/25 .... 1,125 689
a
7463345.SQ.FTS.B , 5 .191% , 8/03/25 .... 238 235
a
7463744.SQ.FTS.B , 5 .378% , 8/04/25 .... 2,247 1,563
a
7466589.SQ.FTS.B , 5 .567% , 8/05/25 .... 7,091 155
a
7466901.SQ.FTS.B , 6 .003% , 8/05/25 .... 5,514 3,667
a
7468449.SQ.FTS.B , 6 .038% , 8/05/25 .... 597 415
a
7466750.SQ.FTS.B , 6 .257% , 8/05/25 .... 4,423 640
a
7469860.SQ.FTS.B , 6 .258% , 8/06/25 .... 5,369 348
a
7472376.SQ.FTS.B , 4 .66% , 8/07/25 ..... 1,721 1,445
a
7472610.SQ.FTS.B , 4 .937% , 8/07/25 .... 12,221 10,014
a
7474077.SQ.FTS.B , 5 .749% , 8/07/25 .... 670 589
a
7478694.SQ.FTS.B , 5 .192% , 8/08/25 .... 6,882 3,589
a
7478989.SQ.FTS.B , 5 .57% , 8/08/25 ..... 871 481
a
7479216.SQ.FTS.B , 6 .001% , 8/08/25 .... 910 765
a
7478441.SQ.FTS.B , 6 .008% , 8/08/25 .... 1,070 815
a
7481878.SQ.FTS.B , 5 .561% , 8/09/25 .... 2,953 227
a
7483153.SQ.FTS.B , 5 .747% , 8/09/25 .... 1,034 28
a
7480144.SQ.FTS.B , 6 .261% , 8/09/25 .... 1,319 1,176
a
7484605.SQ.FTS.B , 4 .75% , 8/11/25 ..... 3,161 83
a
7484541.SQ.FTS.B , 5 .472% , 8/11/25 .... 519 354
a
7484169.SQ.FTS.B , 6 .416% , 8/11/25 .... 9,733 157
a
7485016.SQ.FTS.B , 5 .378% , 8/12/25 .... 1,608 1,500
a
7487544.SQ.FTS.B , 5 .563% , 8/12/25 .... 448 420
a
7487387.SQ.FTS.B , 5 .75% , 8/12/25 ..... 3,973 772
Description
Principal
Amount Value
Block, Inc. (continued)
a
7487324.SQ.FTS.B , 5 .76% , 8/12/25 ..... $ 278 $ 251
a
7486242.SQ.FTS.B , 6 .001% , 8/12/25 .... 1,227 917
a
7490950.SQ.FTS.B , 5 .566% , 8/13/25 .... 4,533 2,832
a
7489754.SQ.FTS.B , 5 .755% , 8/13/25 .... 9,715 6,451
a
7503865.SQ.FTS.B , 5 .466% , 8/15/25 .... 524 310
a
7501008.SQ.FTS.B , 5 .752% , 8/15/25 .... 1,562 1,252
a
7508579.SQ.FTS.B , 4 .653% , 8/16/25 .... 17,194 11,675
a
7507904.SQ.FTS.B , 5 .185% , 8/16/25 .... 1,127 1,015
a
7506333.SQ.FTS.B , 5 .438% , 8/16/25 .... 591 20
a
7509291.SQ.FTS.B , 4 .944% , 8/17/25 .... 161 156
a
7509746.SQ.FTS.B , 6 .196% , 8/17/25 .... 914 442
a
7511957.SQ.FTS.B , 4 .937% , 8/19/25 .... 17,311 13,164
a
7515364.SQ.FTS.B , 4 .942% , 8/20/25 .... 811 734
a
7516400.SQ.FTS.B , 5 .191% , 8/20/25 .... 1,265 1,124
a
7517496.SQ.FTS.B , 4 .938% , 8/21/25 .... 3,274 2,726
a
7518814.SQ.FTS.B , 5 .374% , 8/21/25 .... 2,502 1,918
a
7516624.SQ.FTS.B , 6% , 8/21/25 ....... 1,678 118
a
7530073.SQ.FTS.B , 5 .75% , 8/24/25 ..... 3,686 249
a
7530748.SQ.FTS.B , 4 .654% , 8/25/25 .... 6,713 5,429
a
7531240.SQ.FTS.B , 6 .017% , 8/25/25 .... 1,304 819
a
7530940.SQ.FTS.B , 6 .172% , 8/25/25 .... 1,322 19
a
7531841.SQ.FTS.B , 5 .376% , 8/26/25 .... 4,449 3,371
a
7537945.SQ.FTS.B , 4 .942% , 8/27/25 .... 978 947
a
7535771.SQ.FTS.B , 5 .377% , 8/27/25 .... 12,186 1,542
a
7540822.SQ.FTS.B , 5 .38% , 8/28/25 ..... 1,713 1,634
a
7541816.SQ.FTS.B , 6 .264% , 8/28/25 .... 698 556
a
7548813.SQ.FTS.B , 5 .757% , 8/29/25 .... 6,364 117
a
7551427.SQ.FTS.B , 5 .182% , 9/01/25 .... 145 143
a
7552634.SQ.FTS.B , 5 .191% , 9/01/25 .... 776 725
a
7554908.SQ.FTS.B , 5 .562% , 9/02/25 .... 1,478 476
a
7555230.SQ.FTS.B , 6 .175% , 9/02/25 .... 199 18
a
7556670.SQ.FTS.B , 6 .261% , 9/03/25 .... 829 702
a
7564071.SQ.FTS.B , 4 .937% , 9/05/25 .... 5,506 4,122
a
7564905.SQ.FTS.B , 5 .757% , 9/05/25 .... 1,505 342
a
7566244.SQ.FTS.B , 4 .776% , 9/06/25 .... 308 13
a
7568291.SQ.FTS.B , 5 .379% , 9/06/25 .... 414 387
a
7566782.SQ.FTS.B , 5 .565% , 9/06/25 .... 6,213 2,511
a
7566716.SQ.FTS.B , 5 .753% , 9/06/25 .... 2,181 1,657
a
7568365.SQ.FTS.B , 6 .005% , 9/06/25 .... 1,728 1,326
a
7573382.SQ.FTS.B , 4 .646% , 9/07/25 .... 258 257
a
7572492.SQ.FTS.B , 4 .653% , 9/07/25 .... 5,503 116
a
7573674.SQ.FTS.B , 5 .376% , 9/07/25 .... 1,525 1,495
a
7571635.SQ.FTS.B , 5 .379% , 9/07/25 .... 7,183 111
a
7575552.SQ.FTS.B , 4 .936% , 9/08/25 .... 1,736 1,107
a
7576125.SQ.FTS.B , 4 .937% , 9/08/25 .... 4,059 3,953
a
7577672.SQ.FTS.B , 5 .378% , 9/08/25 .... 2,606 2,513

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7574849.SQ.FTS.B , 5 .457% , 9/08/25 .... $ 178 $ 124
a
7574871.SQ.FTS.B , 5 .748% , 9/08/25 .... 73 72
a
7575416.SQ.FTS.B , 6 .004% , 9/08/25 .... 1,622 88
a
7578838.SQ.FTS.B , 5 .758% , 9/09/25 .... 8,046 4,475
a
7583811.SQ.FTS.B , 4 .654% , 9/11/25 .... 2,434 1,169
a
7580692.SQ.FTS.B , 5 .567% , 9/11/25 .... 6,493 4,928
a
7583034.SQ.FTS.B , 5 .749% , 9/11/25 .... 375 351
a
7583634.SQ.FTS.B , 6 .26% , 9/11/25 ..... 2,611 2,216
a
7585646.SQ.FTS.B , 5 .577% , 9/12/25 .... 2,998 25
a
7586174.SQ.FTS.B , 6 .166% , 9/12/25 .... 2,624 950
a
7585778.SQ.FTS.B , 6 .176% , 9/12/25 .... 974 619
a
7590307.SQ.FTS.B , 4 .937% , 9/13/25 .... 13,478 12,638
a
7589106.SQ.FTS.B , 5 .378% , 9/13/25 .... 3,875 3,613
a
7590818.SQ.FTS.B , 5 .751% , 9/13/25 .... 1,600 1,191
a
7594217.SQ.FTS.B , 5 .191% , 9/14/25 .... 1,677 1,268
a
7596132.SQ.FTS.B , 5 .565% , 9/14/25 .... 15,381 113
a
7593321.SQ.FTS.B , 5 .749% , 9/14/25 .... 3,989 65
a
7593404.SQ.FTS.B , 6 .01% , 9/14/25 ..... 1,385 197
a
7600963.SQ.FTS.B , 5 .759% , 9/16/25 .... 4,304 32
a
7603633.SQ.FTS.B , 5 .376% , 9/18/25 .... 1,238 1,196
a
7602169.SQ.FTS.B , 5 .382% , 9/18/25 .... 693 437
a
7602291.SQ.FTS.B , 6 .007% , 9/18/25 .... 26,123 374
a
7605951.SQ.FTS.B , 6 .003% , 9/19/25 .... 2,094 1,048
a
7612178.SQ.FTS.B , 4 .756% , 9/20/25 .... 2,689 63
a
7610241.SQ.FTS.B , 5 .753% , 9/20/25 .... 8,027 5,850
a
7611808.SQ.FTS.B , 5 .759% , 9/20/25 .... 3,998 1,695
a
7610672.SQ.FTS.B , 6 .155% , 9/20/25 .... 1,081 446
a
7616218.SQ.FTS.B , 6 .166% , 9/21/25 .... 385 283
a
7618103.SQ.FTS.B , 4 .657% , 9/22/25 .... 3,603 552
a
7618925.SQ.FTS.B , 5 .358% , 9/22/25 .... 136 129
a
7618821.SQ.FTS.B , 5 .549% , 9/22/25 .... 500 306
a
7618716.SQ.FTS.B , 5 .762% , 9/22/25 .... 1,666 630
a
7620736.SQ.FTS.B , 5 .999% , 9/22/25 .... 2,920 214
a
7618459.SQ.FTS.B , 6 .261% , 9/22/25 .... 6,417 1,953
a
7620455.SQ.FTS.B , 6 .407% , 9/22/25 .... 682 590
a
7621567.SQ.FTS.B , 5 .367% , 9/23/25 .... 454 355
a
7621824.SQ.FTS.B , 5 .589% , 9/23/25 .... 365 308
a
7622855.SQ.FTS.B , 5 .372% , 9/24/25 .... 496 456
a
7622967.SQ.FTS.B , 5 .382% , 9/24/25 .... 633 532
a
7626246.SQ.FTS.B , 4 .939% , 9/25/25 .... 2,122 2,021
a
7623486.SQ.FTS.B , 5 .995% , 9/25/25 .... 887 345
a
7629364.SQ.FTS.B , 5 .564% , 9/26/25 .... 1,018 955
a
7631309.SQ.FTS.B , 4 .654% , 9/27/25 .... 1,001 834
a
7633336.SQ.FTS.B , 5 .189% , 9/27/25 .... 27,598 14,364
a
7631476.SQ.FTS.B , 5 .562% , 9/27/25 .... 1,206 1,114
a
7631341.SQ.FTS.B , 6 .009% , 9/27/25 .... 4,005 57
Description
Principal
Amount Value
Block, Inc. (continued)
a
7630437.SQ.FTS.B , 6 .26% , 9/27/25 ..... $ 3,990 $ 1,568
a
7636576.SQ.FTS.B , 4 .783% , 9/28/25 .... 224 165
a
7640033.SQ.FTS.B , 5 .183% , 9/29/25 .... 492 463
a
7643773.SQ.FTS.B , 5 .188% , 9/30/25 .... 5,918 324
a
7644282.SQ.FTS.B , 5 .381% , 9/30/25 .... 1,481 1,304
a
7644529.SQ.FTS.B , 5 .579% , 9/30/25 .... 378 349
a
7643463.SQ.FTS.B , 6 .474% , 9/30/25 .... 743 316
a
7649087.SQ.FTS.B , 5 .378% , 10/01/25 ... 9,266 2,232
a
7648074.SQ.FTS.B , 5 .379% , 10/01/25 ... 1,647 1,371
a
7646577.SQ.FTS.B , 5 .755% , 10/01/25 ... 6,691 5,818
a
7647640.SQ.FTS.B , 6 .412% , 10/01/25 ... 5,142 120
a
7647604.SQ.FTS.B , 6 .419% , 10/01/25 ... 423 250
a
7652433.SQ.FTS.B , 5 .189% , 10/02/25 ... 33,294 6,876
a
7650571.SQ.FTS.B , 5 .489% , 10/02/25 ... 167 117
a
7653745.SQ.FTS.B , 5 .913% , 10/02/25 ... 3,692 3,341
a
7650544.SQ.FTS.B , 6 .02% , 10/02/25 .... 143 117
a
7649633.SQ.FTS.B , 6 .14% , 10/02/25 .... 447 295
a
7656279.SQ.FTS.B , 5 .189% , 10/03/25 ... 20,120 12,758
a
7656835.SQ.FTS.B , 5 .189% , 10/03/25 ... 9,083 5,722
a
7656031.SQ.FTS.B , 5 .38% , 10/03/25 .... 1,588 1,393
a
7657031.SQ.FTS.B , 5 .597% , 10/03/25 ... 412 112
a
7661033.SQ.FTS.B , 4 .785% , 10/04/25 ... 641 622
a
7666093.SQ.FTS.B , 4 .778% , 10/05/25 ... 487 474
a
7664385.SQ.FTS.B , 4 .934% , 10/05/25 ... 3,023 2,328
a
7665229.SQ.FTS.B , 5 .723% , 10/05/25 ... 180 168
a
7667780.SQ.FTS.B , 6 .171% , 10/05/25 ... 1,331 1,037
a
7668700.SQ.FTS.B , 5 .572% , 10/06/25 ... 1,857 42
a
7669479.SQ.FTS.B , 5 .378% , 10/07/25 ... 1,913 1,725
a
7669032.SQ.FTS.B , 6 .167% , 10/07/25 ... 269 235
a
7672063.SQ.FTS.B , 5 .93% , 10/08/25 .... 683 456
a
7673560.SQ.FTS.B , 6% , 10/08/25 ....... 1,534 880
a
7673962.SQ.FTS.B , 5 .722% , 10/09/25 ... 5,478 207
a
7680242.SQ.FTS.B , 4 .937% , 10/10/25 ... 16,681 201
a
7679932.SQ.FTS.B , 4 .938% , 10/10/25 ... 19,659 277
a
7678020.SQ.FTS.B , 6 .26% , 10/10/25 .... 2,311 825
a
7684768.SQ.FTS.B , 5 .189% , 10/11/25 ... 5,303 5,267
a
7689723.SQ.FTS.B , 6 .259% , 10/13/25 ... 4,931 83
a
7690173.SQ.FTS.B , 4 .654% , 10/14/25 ... 1,685 1,330
a
7690365.SQ.FTS.B , 5 .188% , 10/14/25 ... 12,619 1,935
a
7691188.SQ.FTS.B , 4 .78% , 10/15/25 .... 8,193 7,240
a
7692497.SQ.FTS.B , 5 .18% , 10/15/25 .... 615 587
a
7697053.SQ.FTS.B , 5 .348% , 10/16/25 ... 2,059 1,546
a
7694877.SQ.FTS.B , 5 .538% , 10/16/25 ... 588 577
a
7703931.SQ.FTS.B , 4 .753% , 10/18/25 ... 2,637 1,717
a
7703447.SQ.FTS.B , 5 .099% , 10/18/25 ... 2,208 2,012
a
7704025.SQ.FTS.B , 5 .189% , 10/18/25 ... 427 424

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7703768.SQ.FTS.B , 6 .418% , 10/18/25 ... $ 3,043 $ 2,319
a
7705658.SQ.FTS.B , 4 .65% , 10/19/25 .... 1,076 1,063
a
7705636.SQ.FTS.B , 6 .162% , 10/19/25 ... 817 46
a
7707263.SQ.FTS.B , 5 .346% , 10/21/25 ... 11,690 197
a
7707523.SQ.FTS.B , 6 .289% , 10/21/25 ... 2,232 1,880
a
7710864.SQ.FTS.B , 4 .78% , 10/23/25 .... 4,437 4,354
a
7716286.SQ.FTS.B , 6 .163% , 10/24/25 ... 1,544 1,418
a
7722327.SQ.FTS.B , 4 .776% , 10/25/25 ... 176 175
a
7722451.SQ.FTS.B , 5 .094% , 10/25/25 ... 23,725 15,730
a
7723018.SQ.FTS.B , 5 .099% , 10/25/25 ... 278 273
a
7721658.SQ.FTS.B , 5 .377% , 10/25/25 ... 7,766 6,080
a
7721341.SQ.FTS.B , 5 .91% , 10/25/25 .... 1,402 1,205
a
7723857.SQ.FTS.B , 6 .511% , 10/25/25 ... 681 130
a
7725971.SQ.FTS.B , 4 .754% , 10/26/25 ... 3,081 44
a
7728035.SQ.FTS.B , 4 .78% , 10/26/25 .... 4,537 4,482
a
7729363.SQ.FTS.B , 4 .78% , 10/26/25 .... 4,204 3,985
a
7728653.SQ.FTS.B , 4 .792% , 10/26/25 ... 174 174
a
7726791.SQ.FTS.B , 5 .09% , 10/26/25 .... 2,036 699
a
7728508.SQ.FTS.B , 5 .095% , 10/26/25 ... 4,216 3,027
a
7726860.SQ.FTS.B , 5 .103% , 10/26/25 ... 1,319 1,118
a
7725551.SQ.FTS.B , 5 .346% , 10/26/25 ... 6,476 5,452
a
7727004.SQ.FTS.B , 5 .346% , 10/26/25 ... 3,039 2,449
a
7729339.SQ.FTS.B , 5 .352% , 10/26/25 ... 258 255
a
7729708.SQ.FTS.B , 5 .904% , 10/26/25 ... 857 738
a
7729214.SQ.FTS.B , 5 .917% , 10/26/25 ... 576 524
a
7725121.SQ.FTS.B , 6 .151% , 10/26/25 ... 67 63
a
7725788.SQ.FTS.B , 6 .166% , 10/26/25 ... 2,468 2,116
a
7729519.SQ.FTS.B , 6 .48% , 10/26/25 .... 817 284
a
7730736.SQ.FTS.B , 5 .102% , 10/27/25 ... 947 785
a
7730750.SQ.FTS.B , 5 .346% , 10/27/25 ... 32,846 13,920
a
7733199.SQ.FTS.B , 5 .348% , 10/28/25 ... 5,025 2,590
a
7736449.SQ.FTS.B , 4 .727% , 10/29/25 ... 485 304
a
7736276.SQ.FTS.B , 4 .787% , 10/29/25 ... 1,271 1,149
a
7736833.SQ.FTS.B , 5 .534% , 10/29/25 ... 285 283
a
7742610.SQ.FTS.B , 4 .769% , 10/30/25 ... 117 95
a
7741295.SQ.FTS.B , 5 .339% , 10/30/25 ... 1,832 583
a
7746681.SQ.FTS.B , 4 .772% , 11/01/25 ... 277 275
a
7745293.SQ.FTS.B , 5 .896% , 11/01/25 ... 336 317
a
7745347.SQ.FTS.B , 5 .9% , 11/01/25 ..... 304 295
a
7743177.SQ.FTS.B , 5 .912% , 11/01/25 ... 10,923 1,308
a
7745686.SQ.FTS.B , 5 .913% , 11/01/25 ... 3,147 2,967
a
7749545.SQ.FTS.B , 4 .772% , 11/02/25 ... 734 706
a
7750529.SQ.FTS.B , 4 .778% , 11/02/25 ... 2,570 1,924
a
7752431.SQ.FTS.B , 4 .78% , 11/02/25 .... 9,496 8,783
a
7749213.SQ.FTS.B , 4 .782% , 11/02/25 ... 68 68
a
7751202.SQ.FTS.B , 4 .782% , 11/02/25 ... 1,229 1,214
Description
Principal
Amount Value
Block, Inc. (continued)
a
7749370.SQ.FTS.B , 5 .539% , 11/02/25 ... $ 1,070 $ 1,044
a
7751628.SQ.FTS.B , 5 .723% , 11/02/25 ... 30,366 21,099
a
7751057.SQ.FTS.B , 5 .922% , 11/02/25 ... 1,060 836
a
7752414.SQ.FTS.B , 6 .16% , 11/02/25 .... 161 150
a
7753500.SQ.FTS.B , 4 .78% , 11/03/25 .... 1,329 1,295
a
7755376.SQ.FTS.B , 5 .094% , 11/03/25 ... 29,318 23,910
a
7753723.SQ.FTS.B , 5 .346% , 11/03/25 ... 1,709 1,627
a
7753708.SQ.FTS.B , 5 .94% , 11/03/25 .... 323 276
a
7758588.SQ.FTS.B , 4 .767% , 11/04/25 ... 130 110
a
7758233.SQ.FTS.B , 5 .097% , 11/04/25 ... 2,373 1,575
a
7759285.SQ.FTS.B , 4 .786% , 11/05/25 ... 1,857 1,732
a
7759395.SQ.FTS.B , 5 .438% , 11/05/25 ... 1,671 211
a
7767426.SQ.FTS.B , 4 .754% , 11/07/25 ... 1,600 432
a
7767768.SQ.FTS.B , 4 .778% , 11/07/25 ... 3,685 3,507
a
7764994.SQ.FTS.B , 4 .782% , 11/07/25 ... 441 439
a
7764731.SQ.FTS.B , 5 .092% , 11/07/25 ... 3,828 3,476
a
7765288.SQ.FTS.B , 5 .095% , 11/07/25 ... 13,955 10,416
a
7771470.SQ.FTS.B , 5 .91% , 11/08/25 .... 2,832 2,151
a
7771118.SQ.FTS.B , 6 .162% , 11/08/25 .... 11,100 7,006
a
7775920.SQ.FTS.B , 4 .775% , 11/09/25 ... 2,192 1,500
a
7775162.SQ.FTS.B , 4 .782% , 11/09/25 ... 1,662 1,632
a
7777802.SQ.FTS.B , 5 .098% , 11/09/25 ... 1,276 1,260
a
7774857.SQ.FTS.B , 5 .346% , 11/09/25 ... 772 763
a
7777130.SQ.FTS.B , 5 .722% , 11/09/25 ... 6,909 100
a
7781489.SQ.FTS.B , 4 .754% , 11/10/25 ... 2,183 669
a
7781152.SQ.FTS.B , 4 .781% , 11/10/25 ... 2,303 2,264
a
7779799.SQ.FTS.B , 5 .537% , 11/10/25 ... 1,152 1,131
a
7778609.SQ.FTS.B , 5 .913% , 11/10/25 ... 6,788 4,433
a
7782281.SQ.FTS.B , 4 .741% , 11/11/25 ... 219 185
a
7782090.SQ.FTS.B , 5 .093% , 11/11/25 ... 3,336 2,951
a
7782030.SQ.FTS.B , 5 .094% , 11/11/25 ... 856 819
a
7783055.SQ.FTS.B , 5 .096% , 11/12/25 ... 1,724 1,459
a
7783136.SQ.FTS.B , 5 .344% , 11/12/25 ... 504 502
a
7782728.SQ.FTS.B , 6 .163% , 11/12/25 ... 12,151 7,121
a
7787720.SQ.FTS.B , 4 .734% , 11/13/25 ... 509 289
a
7786961.SQ.FTS.B , 4 .78% , 11/13/25 .... 5,018 4,928
a
7785541.SQ.FTS.B , 5 .914% , 11/13/25 ... 3,056 1,580
a
7786619.SQ.FTS.B , 5 .915% , 11/13/25 ... 4,392 63
a
7787628.SQ.FTS.B , 6 .289% , 11/13/25 ... 408 327
a
7791283.SQ.FTS.B , 4 .78% , 11/14/25 .... 186 186
a
7790606.SQ.FTS.B , 5 .076% , 11/14/25 ... 336 324
a
7788698.SQ.FTS.B , 5 .343% , 11/14/25 ... 951 912
a
7789078.SQ.FTS.B , 5 .346% , 11/14/25 ... 1,429 1,137
a
7789785.SQ.FTS.B , 5 .346% , 11/14/25 ... 1,184 1,170
a
7790216.SQ.FTS.B , 5 .348% , 11/14/25 ... 6,182 5,194
a
7790572.SQ.FTS.B , 5 .355% , 11/14/25 ... 98 95

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7790447.SQ.FTS.B , 5 .544% , 11/14/25 ... $ 1,724 $ 650
a
7788398.SQ.FTS.B , 6 .474% , 11/14/25 ... 419 400
a
7799705.SQ.FTS.B , 4 .747% , 11/16/25 ... 610 523
a
7799914.SQ.FTS.B , 4 .748% , 11/16/25 ... 13,481 198
a
7797027.SQ.FTS.B , 5 .094% , 11/16/25 ... 8,147 4,886
a
7798391.SQ.FTS.B , 5 .91% , 11/16/25 .... 976 875
a
7798442.SQ.FTS.B , 5 .919% , 11/16/25 ... 392 380
a
7802938.SQ.FTS.B , 4 .78% , 11/17/25 .... 2,732 2,381
a
7803043.SQ.FTS.B , 4 .78% , 11/17/25 .... 4,362 4,257
a
7802297.SQ.FTS.B , 4 .781% , 11/17/25 ... 5,482 5,337
a
7800202.SQ.FTS.B , 5 .344% , 11/17/25 ... 10,005 167
a
7801213.SQ.FTS.B , 6 .154% , 11/17/25 ... 1,802 82
a
7804801.SQ.FTS.B , 6 .163% , 11/18/25 ... 17,812 191
a
7805105.SQ.FTS.B , 5 .348% , 11/19/25 ... 5,427 1,728
a
7809224.SQ.FTS.B , 4 .777% , 11/20/25 ... 3,827 3,348
a
7807859.SQ.FTS.B , 4 .779% , 11/20/25 ... 571 558
a
7806254.SQ.FTS.B , 4 .78% , 11/20/25 .... 4,223 2,907
a
7807399.SQ.FTS.B , 5 .089% , 11/20/25 ... 1,703 1,415
a
7806681.SQ.FTS.B , 5 .091% , 11/20/25 ... 1,283 1,134
a
7807568.SQ.FTS.B , 5 .914% , 11/20/25 ... 6,291 4,092
a
7806145.SQ.FTS.B , 6 .178% , 11/20/25 ... 328 302
a
7811989.SQ.FTS.B , 4 .717% , 11/21/25 ... 467 123
a
7811180.SQ.FTS.B , 4 .774% , 11/21/25 .... 966 949
a
7812863.SQ.FTS.B , 4 .778% , 11/21/25 ... 2,065 2,043
a
7812133.SQ.FTS.B , 4 .783% , 11/21/25 ... 959 928
a
7811669.SQ.FTS.B , 5 .346% , 11/21/25 ... 425 424
a
7812032.SQ.FTS.B , 5 .538% , 11/21/25 ... 721 684
a
7811381.SQ.FTS.B , 5 .721% , 11/21/25 ... 3,009 2,693
a
7812847.SQ.FTS.B , 6 .144% , 11/21/25 ... 459 280
a
7811277.SQ.FTS.B , 6 .164% , 11/21/25 ... 2,047 1,794
a
7816313.SQ.FTS.B , 4 .78% , 11/22/25 .... 710 698
a
7813267.SQ.FTS.B , 5 .447% , 11/22/25 ... 476 211
a
7816657.SQ.FTS.B , 6 .164% , 11/22/25 ... 2,844 2,776
a
7822550.SQ.FTS.B , 4 .769% , 11/23/25 ... 530 335
a
7824300.SQ.FTS.B , 4 .777% , 11/23/25 ... 2,309 2,260
a
7827451.SQ.FTS.B , 4 .78% , 11/24/25 .... 1,244 1,238
a
7825434.SQ.FTS.B , 5 .096% , 11/24/25 ... 594 588
a
7826090.SQ.FTS.B , 5 .344% , 11/24/25 ... 433 431
a
7827375.SQ.FTS.B , 5 .35% , 11/24/25 .... 1,908 557
a
7825664.SQ.FTS.B , 5 .351% , 11/24/25 ... 43 43
a
7825753.SQ.FTS.B , 5 .354% , 11/24/25 ... 226 223
a
7826584.SQ.FTS.B , 5 .444% , 11/24/25 ... 4,735 71
a
7826231.SQ.FTS.B , 5 .549% , 11/24/25 ... 439 426
a
7825597.SQ.FTS.B , 6 .156% , 11/24/25 ... 2,444 46
a
7829547.SQ.FTS.B , 5 .536% , 11/25/25 ... 1,265 1,253
a
7832097.SQ.FTS.B , 4 .777% , 11/27/25 ... 892 881
Description
Principal
Amount Value
Block, Inc. (continued)
a
7832019.SQ.FTS.B , 5 .736% , 11/27/25 ... $ 254 $ 246
a
7834882.SQ.FTS.B , 4 .779% , 11/28/25 ... 2,047 2,038
a
7835872.SQ.FTS.B , 5 .094% , 11/28/25 ... 12,455 9,043
a
7840042.SQ.FTS.B , 4 .735% , 11/29/25 ... 356 316
a
7840060.SQ.FTS.B , 4 .78% , 11/29/25 .... 5,094 3,656
a
7839773.SQ.FTS.B , 4 .781% , 11/29/25 ... 2,589 2,565
a
7838403.SQ.FTS.B , 5 .339% , 11/29/25 ... 981 896
a
7836917.SQ.FTS.B , 5 .457% , 11/29/25 ... 764 53
a
7836366.SQ.FTS.B , 5 .535% , 11/29/25 ... 11,059 7,683
a
7838689.SQ.FTS.B , 5 .912% , 11/29/25 ... 29,481 21,925
a
7839709.SQ.FTS.B , 6 .463% , 11/29/25 ... 1,391 789
a
7848970.SQ.FTS.B , 4 .778% , 11/30/25 ... 1,919 1,816
a
7846983.SQ.FTS.B , 5 .342% , 11/30/25 ... 703 671
a
7842544.SQ.FTS.B , 5 .527% , 11/30/25 ... 180 179
a
7849083.SQ.FTS.B , 5 .535% , 11/30/25 ... 55,761 32,520
a
7848873.SQ.FTS.B , 6 .137% , 11/30/25 ... 555 137
a
7850990.SQ.FTS.B , 4 .78% , 12/01/25 .... 1,631 1,618
a
7851807.SQ.FTS.B , 5 .912% , 12/02/25 ... 229 225
a
7853646.SQ.FTS.B , 4 .78% , 12/03/25 .... 33,245 27,133
a
7856445.SQ.FTS.B , 4 .781% , 12/03/25 ... 5,776 5,508
a
7854629.SQ.FTS.B , 5 .095% , 12/03/25 ... 5,775 5,490
a
7858474.SQ.FTS.B , 4 .778% , 12/04/25 ... 2,174 2,136
a
7860273.SQ.FTS.B , 5 .094% , 12/04/25 ... 1,312 1,270
a
7856844.SQ.FTS.B , 5 .102% , 12/04/25 ... 1,028 974
a
7856900.SQ.FTS.B , 6 .162% , 12/04/25 ... 710 697
a
7860603.SQ.FTS.B , 6 .171% , 12/04/25 ... 723 676
a
7863894.SQ.FTS.B , 4 .751% , 12/05/25 ... 3,546 1,020
a
7863392.SQ.FTS.B , 4 .78% , 12/05/25 .... 8,941 8,673
a
7861082.SQ.FTS.B , 4 .796% , 12/05/25 ... 166 164
a
7860764.SQ.FTS.B , 5 .095% , 12/05/25 ... 3,002 2,951
a
7863771.SQ.FTS.B , 5 .098% , 12/05/25 ... 1,674 1,346
a
7861101.SQ.FTS.B , 5 .346% , 12/05/25 ... 3,945 3,693
a
7863751.SQ.FTS.B , 5 .443% , 12/05/25 ... 805 546
a
7863709.SQ.FTS.B , 5 .525% , 12/05/25 ... 614 600
a
7863344.SQ.FTS.B , 6 .155% , 12/05/25 ... 266 257
a
7866803.SQ.FTS.B , 4 .779% , 12/06/25 ... 7,300 7,140
a
7868727.SQ.FTS.B , 4 .78% , 12/06/25 .... 884 876
a
7869347.SQ.FTS.B , 4 .786% , 12/06/25 ... 496 493
a
7868430.SQ.FTS.B , 5 .092% , 12/06/25 ... 2,574 1,810
a
7869066.SQ.FTS.B , 5 .342% , 12/06/25 ... 738 664
a
7868506.SQ.FTS.B , 5 .71% , 12/06/25 .... 433 423
a
7869279.SQ.FTS.B , 6 .134% , 12/06/25 ... 223 154
a
7869425.SQ.FTS.B , 6 .154% , 12/06/25 ... 838 622
a
7868834.SQ.FTS.B , 6 .284% , 12/06/25 ... 2,780 837
a
7873308.SQ.FTS.B , 4 .744% , 12/07/25 ... 915 623
a
7871556.SQ.FTS.B , 4 .778% , 12/07/25 ... 3,140 3,106

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7873357.SQ.FTS.B , 5 .344% , 12/07/25 ... $ 3,006 $ 2,874
a
7870287.SQ.FTS.B , 6 .154% , 12/07/25 ... 830 465
a
7874225.SQ.FTS.B , 4 .777% , 12/08/25 ... 2,379 2,340
a
7874157.SQ.FTS.B , 4 .78% , 12/08/25 .... 1,555 1,521
a
7874211.SQ.FTS.B , 4 .78% , 12/08/25 .... 158 136
a
7874044.SQ.FTS.B , 5 .723% , 12/08/25 ... 6,192 3,531
a
7874823.SQ.FTS.B , 6 .172% , 12/08/25 ... 1,908 1,174
a
7873942.SQ.FTS.B , 6 .507% , 12/08/25 ... 715 106
a
7874931.SQ.FTS.B , 5 .348% , 12/09/25 ... 1,670 1,621
a
7875074.SQ.FTS.B , 5 .91% , 12/09/25 .... 2,664 2,118
a
7878318.SQ.FTS.B , 4 .78% , 12/10/25 .... 7,531 7,308
a
7876689.SQ.FTS.B , 5 .098% , 12/10/25 ... 5,064 3,308
a
7883010.SQ.FTS.B , 4 .78% , 12/11/25 .... 2,900 2,834
a
7881129.SQ.FTS.B , 5 .088% , 12/11/25 ... 1,149 1,127
a
7881673.SQ.FTS.B , 5 .089% , 12/11/25 ... 1,280 1,242
a
7882679.SQ.FTS.B , 5 .097% , 12/11/25 ... 1,016 1,010
a
7881395.SQ.FTS.B , 5 .534% , 12/11/25 ... 8,117 7,602
a
7882586.SQ.FTS.B , 5 .716% , 12/11/25 ... 72 71
a
7882477.SQ.FTS.B , 6 .166% , 12/11/25 ... 3,039 2,144
a
7884810.SQ.FTS.B , 4 .728% , 12/12/25 ... 1,095 23
a
7885251.SQ.FTS.B , 4 .747% , 12/12/25 ... 10,926 5,985
a
7885002.SQ.FTS.B , 4 .78% , 12/12/25 .... 1,053 1,041
a
7885691.SQ.FTS.B , 4 .78% , 12/12/25 .... 971 900
a
7885748.SQ.FTS.B , 4 .78% , 12/12/25 .... 7,105 7,073
a
7884579.SQ.FTS.B , 5 .094% , 12/12/25 ... 222 220
a
7883436.SQ.FTS.B , 5 .097% , 12/12/25 ... 335 333
a
7884719.SQ.FTS.B , 5 .1% , 12/12/25 ..... 1,342 1,317
a
7885722.SQ.FTS.B , 5 .902% , 12/12/25 ... 118 117
a
7891927.SQ.FTS.B , 4 .729% , 12/13/25 ... 450 154
a
7890869.SQ.FTS.B , 5 .094% , 12/13/25 ... 2,023 2,004
a
7889618.SQ.FTS.B , 5 .099% , 12/13/25 ... 4,445 3,007
a
7891937.SQ.FTS.B , 5 .723% , 12/13/25 ... 17,972 17,598
a
7890802.SQ.FTS.B , 6 .16% , 12/13/25 .... 1,590 439
a
7889784.SQ.FTS.B , 6 .168% , 12/13/25 ... 2,381 1,008
a
7893510.SQ.FTS.B , 4 .78% , 12/14/25 .... 3,055 3,027
a
7894105.SQ.FTS.B , 4 .78% , 12/14/25 .... 14,259 13,320
a
7896256.SQ.FTS.B , 4 .78% , 12/14/25 .... 1,058 1,050
a
7896532.SQ.FTS.B , 4 .781% , 12/14/25 ... 6,782 5,300
a
7898972.SQ.FTS.B , 4 .78% , 12/15/25 .... 9,218 8,584
a
7899837.SQ.FTS.B , 4 .752% , 12/16/25 ... 4,579 2,313
a
7899783.SQ.FTS.B , 4 .779% , 12/16/25 ... 2,424 2,327
a
7899916.SQ.FTS.B , 5 .346% , 12/16/25 ... 6,902 5,345
a
7903379.SQ.FTS.B , 4 .779% , 12/17/25 ... 8,216 6,419
a
7903036.SQ.FTS.B , 4 .78% , 12/17/25 .... 1,191 1,180
a
7901578.SQ.FTS.B , 5 .535% , 12/17/25 ... 1,958 631
a
7906477.SQ.FTS.B , 5 .091% , 12/18/25 ... 1,333 1,285
Description
Principal
Amount Value
Block, Inc. (continued)
a
7905223.SQ.FTS.B , 5 .094% , 12/18/25 ... $ 4,537 $ 4,467
a
7904350.SQ.FTS.B , 5 .108% , 12/18/25 ... 385 379
a
7904436.SQ.FTS.B , 5 .924% , 12/18/25 ... 570 510
a
7904369.SQ.FTS.B , 6 .171% , 12/18/25 ... 665 637
a
7910334.SQ.FTS.B , 4 .782% , 12/19/25 ... 942 915
a
7910287.SQ.FTS.B , 5 .355% , 12/19/25 ... 1,783 1,378
a
7912230.SQ.FTS.B , 5 .338% , 12/20/25 ... 1,360 1,288
a
7911348.SQ.FTS.B , 5 .348% , 12/20/25 ... 756 744
a
7912416.SQ.FTS.B , 5 .535% , 12/20/25 ... 765 731
a
7914832.SQ.FTS.B , 5 .535% , 12/20/25 ... 438 435
a
7914492.SQ.FTS.B , 5 .907% , 12/20/25 ... 863 798
a
7912392.SQ.FTS.B , 6 .164% , 12/20/25 ... 329 298
a
7918484.SQ.FTS.B , 4 .745% , 12/21/25 ... 4,063 62
a
7915836.SQ.FTS.B , 4 .781% , 12/21/25 ... 3,267 2,584
a
7915632.SQ.FTS.B , 4 .784% , 12/21/25 ... 1,928 1,856
a
7916594.SQ.FTS.B , 5 .083% , 12/21/25 ... 662 639
a
7919800.SQ.FTS.B , 5 .092% , 12/22/25 ... 919 896
a
7919297.SQ.FTS.B , 5 .915% , 12/22/25 ... 1,562 1,410
a
7919425.SQ.FTS.B , 5 .917% , 12/22/25 ... 2,326 1,669
a
7919391.SQ.FTS.B , 5 .921% , 12/22/25 ... 1,286 1,098
a
7919249.SQ.FTS.B , 6 .171% , 12/22/25 ... 2,548 1,612
a
7919475.SQ.FTS.B , 6 .279% , 12/22/25 ... 702 653
a
7920284.SQ.FTS.B , 4 .78% , 12/23/25 .... 1,845 1,456
a
7920315.SQ.FTS.B , 4 .78% , 12/23/25 .... 394 391
a
7920505.SQ.FTS.B , 5 .725% , 12/23/25 ... 3,276 3,235
a
7923345.SQ.FTS.B , 4 .777% , 12/24/25 ... 2,216 2,188
a
7923259.SQ.FTS.B , 4 .78% , 12/24/25 .... 1,054 1,043
a
7923570.SQ.FTS.B , 5 .095% , 12/24/25 ... 2,990 2,958
a
7921388.SQ.FTS.B , 5 .338% , 12/24/25 ... 1,538 1,419
a
7922081.SQ.FTS.B , 5 .346% , 12/24/25 ... 6,977 6,607
a
7924093.SQ.FTS.B , 5 .346% , 12/24/25 ... 18,694 16,356
a
7923176.SQ.FTS.B , 5 .358% , 12/24/25 ... 14 14
a
7925005.SQ.FTS.B , 4 .78% , 12/25/25 .... 790 783
a
7927767.SQ.FTS.B , 4 .78% , 12/25/25 .... 2,195 2,170
a
7927377.SQ.FTS.B , 5 .533% , 12/25/25 ... 5,780 5,210
a
7926507.SQ.FTS.B , 6 .168% , 12/25/25 ... 777 748
a
7931938.SQ.FTS.B , 4 .757% , 12/26/25 ... 1,074 645
a
7930670.SQ.FTS.B , 4 .778% , 12/26/25 ... 4,326 3,480
a
7930304.SQ.FTS.B , 4 .78% , 12/26/25 .... 4,069 3,962
a
7930430.SQ.FTS.B , 5 .544% , 12/26/25 ... 472 459
a
7930752.SQ.FTS.B , 5 .723% , 12/26/25 ... 4,085 4,036
a
7928701.SQ.FTS.B , 5 .735% , 12/26/25 ... 1,611 1,195
a
7928332.SQ.FTS.B , 6 .144% , 12/26/25 ... 468 359
a
7929817.SQ.FTS.B , 6 .164% , 12/26/25 ... 994 16
a
7931303.SQ.FTS.B , 6 .474% , 12/26/25 ... 3,256 2,085
a
7935404.SQ.FTS.B , 4 .78% , 12/27/25 .... 1,822 1,461

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7937127.SQ.FTS.B , 4 .78% , 12/27/25 .... $ 2,272 $ 2,242
a
7935542.SQ.FTS.B , 4 .781% , 12/27/25 ... 2,784 2,766
a
7936873.SQ.FTS.B , 5 .353% , 12/27/25 ... 863 802
a
7937401.SQ.FTS.B , 5 .438% , 12/27/25 ... 724 597
a
7936898.SQ.FTS.B , 5 .446% , 12/27/25 ... 788 128
a
7934586.SQ.FTS.B , 5 .727% , 12/27/25 ... 1,974 1,755
a
7936014.SQ.FTS.B , 5 .913% , 12/27/25 ... 17,355 10,005
a
7935181.SQ.FTS.B , 6 .286% , 12/27/25 ... 1,760 1,483
a
7941308.SQ.FTS.B , 4 .779% , 12/28/25 ... 10,108 8,167
a
7938737.SQ.FTS.B , 4 .784% , 12/28/25 ... 309 308
a
7939609.SQ.FTS.B , 5 .534% , 12/28/25 ... 1,484 1,033
a
7938565.SQ.FTS.B , 6 .294% , 12/28/25 ... 3,099 2,171
a
7942328.SQ.FTS.B , 4 .759% , 12/29/25 ... 2,917 29
a
7942380.SQ.FTS.B , 5 .726% , 12/29/25 ... 4,644 3,008
a
7943343.SQ.FTS.B , 4 .781% , 12/30/25 ... 3,612 3,582
a
7943096.SQ.FTS.B , 6 .162% , 12/30/25 ... 6,989 3,895
a
7942994.SQ.FTS.B , 6 .178% , 12/30/25 ... 531 91
a
7946958.SQ.FTS.B , 4 .75% , 1/01/26 ..... 4,192 701
a
7946336.SQ.FTS.B , 4 .752% , 1/01/26 .... 1,052 790
a
7944951.SQ.FTS.B , 4 .762% , 1/01/26 .... 688 191
a
7944099.SQ.FTS.B , 4 .778% , 1/01/26 .... 3,935 3,838
a
7944826.SQ.FTS.B , 4 .78% , 1/01/26 ..... 263 261
a
7945338.SQ.FTS.B , 4 .78% , 1/01/26 ..... 11,241 5,423
a
7946424.SQ.FTS.B , 4 .78% , 1/01/26 ..... 1,191 1,167
a
7944011.SQ.FTS.B , 4 .784% , 1/01/26 .... 3,784 2,880
a
7945780.SQ.FTS.B , 5 .094% , 1/01/26 .... 1,008 995
a
7946604.SQ.FTS.B , 5 .535% , 1/01/26 .... 507 505
a
7947566.SQ.FTS.B , 5 .922% , 1/01/26 .... 2,585 619
a
7947625.SQ.FTS.B , 6 .163% , 1/01/26 .... 1,915 1,750
a
7951311.SQ.FTS.B , 4 .777% , 1/02/26 .... 537 93
a
7951847.SQ.FTS.B , 5 .094% , 1/02/26 .... 38,780 26,887
a
7952600.SQ.FTS.B , 5 .35% , 1/02/26 ..... 5,840 1,370
a
7951787.SQ.FTS.B , 5 .407% , 1/02/26 .... 997 7
a
7951448.SQ.FTS.B , 5 .444% , 1/02/26 .... 2,679 708
a
7951324.SQ.FTS.B , 5 .535% , 1/02/26 .... 294 292
a
7951022.SQ.FTS.B , 5 .537% , 1/02/26 .... 813 796
a
7951667.SQ.FTS.B , 5 .915% , 1/02/26 .... 2,003 1,968
a
7949460.SQ.FTS.B , 5 .937% , 1/02/26 .... 648 561
a
7950492.SQ.FTS.B , 6 .475% , 1/02/26 .... 4,103 809
a
7955280.SQ.FTS.B , 4 .776% , 1/03/26 .... 1,186 1,167
a
7955042.SQ.FTS.B , 4 .78% , 1/03/26 ..... 3,353 3,179
a
7955770.SQ.FTS.B , 4 .78% , 1/03/26 ..... 11,019 10,843
a
7957359.SQ.FTS.B , 4 .78% , 1/03/26 ..... 1,547 1,537
a
7955555.SQ.FTS.B , 4 .781% , 1/03/26 .... 1,698 1,664
a
7955411.SQ.FTS.B , 4 .785% , 1/03/26 .... 465 461
a
7957118.SQ.FTS.B , 5 .091% , 1/03/26 .... 5,403 3,619
Description
Principal
Amount Value
Block, Inc. (continued)
a
7957062.SQ.FTS.B , 5 .099% , 1/03/26 .... $ 1,569 $ 1,519
a
7957948.SQ.FTS.B , 5 .346% , 1/03/26 .... 6,556 6,251
a
7957773.SQ.FTS.B , 5 .911% , 1/03/26 .... 9,021 5,252
a
7957265.SQ.FTS.B , 5 .915% , 1/03/26 .... 2,918 2,378
a
7958842.SQ.FTS.B , 4 .78% , 1/04/26 ..... 32,023 30,180
a
7959768.SQ.FTS.B , 4 .78% , 1/04/26 ..... 5,550 5,438
a
7960740.SQ.FTS.B , 4 .78% , 1/05/26 ..... 54,656 43,966
a
7962473.SQ.FTS.B , 4 .78% , 1/05/26 ..... 3,540 3,496
a
7963125.SQ.FTS.B , 4 .78% , 1/05/26 ..... 2,388 2,339
a
7960195.SQ.FTS.B , 6 .17% , 1/05/26 ..... 1,267 1,208
a
7963702.SQ.FTS.B , 4 .781% , 1/06/26 .... 3,008 2,951
a
7963289.SQ.FTS.B , 5 .527% , 1/06/26 .... 1,070 1,041
a
7963378.SQ.FTS.B , 6 .172% , 1/06/26 .... 763 728
a
7963332.SQ.FTS.B , 6 .491% , 1/06/26 .... 916 786
a
7964480.SQ.FTS.B , 4 .78% , 1/07/26 ..... 344 340
a
7964315.SQ.FTS.B , 4 .782% , 1/07/26 .... 1,111 1,102
a
7964871.SQ.FTS.B , 6 .168% , 1/07/26 .... 2,304 1,727
a
7967481.SQ.FTS.B , 4 .734% , 1/08/26 .... 541 421
a
7966867.SQ.FTS.B , 4 .762% , 1/08/26 .... 591 115
a
7965315.SQ.FTS.B , 4 .774% , 1/08/26 .... 547 540
a
7967288.SQ.FTS.B , 4 .78% , 1/08/26 ..... 299 297
a
7967005.SQ.FTS.B , 4 .783% , 1/08/26 .... 2,414 2,380
a
7966076.SQ.FTS.B , 5 .094% , 1/08/26 .... 10,774 9,402
a
7966727.SQ.FTS.B , 5 .348% , 1/08/26 .... 1,806 1,755
a
7966654.SQ.FTS.B , 5 .528% , 1/08/26 .... 1,429 827
a
7967637.SQ.FTS.B , 5 .535% , 1/08/26 .... 3,680 3,389
a
7967525.SQ.FTS.B , 5 .909% , 1/08/26 .... 606 589
a
7967990.SQ.FTS.B , 5 .911% , 1/08/26 .... 5,274 4,312
a
7967183.SQ.FTS.B , 6 .163% , 1/08/26 .... 1,808 1,503
a
7966492.SQ.FTS.B , 6 .164% , 1/08/26 .... 778 647
a
7969797.SQ.FTS.B , 4 .783% , 1/09/26 .... 805 795
a
7970899.SQ.FTS.B , 5 .349% , 1/09/26 .... 8,001 169
a
7971514.SQ.FTS.B , 5 .436% , 1/09/26 .... 3,454 144
a
7971048.SQ.FTS.B , 5 .739% , 1/09/26 .... 1,159 583
a
7971074.SQ.FTS.B , 6 .164% , 1/09/26 .... 7,606 6,239
a
7974543.SQ.FTS.B , 4 .78% , 1/10/26 ..... 293 292
a
7972684.SQ.FTS.B , 6 .169% , 1/10/26 .... 955 730
a
7980290.SQ.FTS.B , 5 .346% , 1/11/26 .... 28,119 22,620
a
7978787.SQ.FTS.B , 6 .289% , 1/11/26 .... 193 189
a
7982077.SQ.FTS.B , 5 .351% , 1/12/26 .... 1,647 1,489
a
7981977.SQ.FTS.B , 5 .917% , 1/12/26 .... 2,553 1,531
a
7983412.SQ.FTS.B , 5 .92% , 1/12/26 ..... 1,741 425
a
7981527.SQ.FTS.B , 6 .164% , 1/12/26 .... 2,627 1,832
a
7984094.SQ.FTS.B , 4 .776% , 1/13/26 .... 2,713 2,571
a
7984257.SQ.FTS.B , 4 .78% , 1/13/26 ..... 1,753 1,723
a
7984186.SQ.FTS.B , 6 .162% , 1/13/26 .... 1,055 885

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7984217.SQ.FTS.B , 6 .491% , 1/13/26 .... $ 1,793 $ 542
a
7985251.SQ.FTS.B , 4 .783% , 1/14/26 .... 2,811 2,761
a
7985441.SQ.FTS.B , 5 .094% , 1/14/26 .... 3,153 3,077
a
7985368.SQ.FTS.B , 5 .436% , 1/14/26 .... 2,466 1,094
a
7987855.SQ.FTS.B , 4 .735% , 1/15/26 .... 1,362 123
a
7987790.SQ.FTS.B , 4 .78% , 1/15/26 ..... 2,995 2,402
a
7987955.SQ.FTS.B , 4 .781% , 1/15/26 .... 8,840 8,559
a
7988883.SQ.FTS.B , 5 .095% , 1/15/26 .... 4,631 4,572
a
7988632.SQ.FTS.B , 5 .346% , 1/15/26 .... 10,072 6,555
a
7987273.SQ.FTS.B , 5 .357% , 1/15/26 .... 1,447 1,191
a
7986917.SQ.FTS.B , 5 .535% , 1/15/26 .... 46 45
a
7991684.SQ.FTS.B , 4 .775% , 1/16/26 .... 3,067 501
a
7992809.SQ.FTS.B , 5 .095% , 1/16/26 .... 10,000 9,870
a
7992685.SQ.FTS.B , 5 .358% , 1/16/26 .... 746 725
a
7992794.SQ.FTS.B , 5 .517% , 1/16/26 .... 402 393
a
7998328.SQ.FTS.B , 4 .771% , 1/17/26 .... 1,271 1,230
a
7994306.SQ.FTS.B , 4 .779% , 1/17/26 .... 3,803 3,745
a
8000369.SQ.FTS.B , 4 .78% , 1/17/26 ..... 16,210 15,331
a
7994568.SQ.FTS.B , 5 .092% , 1/17/26 .... 3,519 3,108
a
7999509.SQ.FTS.B , 5 .109% , 1/17/26 .... 565 557
a
8000882.SQ.FTS.B , 5 .913% , 1/17/26 .... 16,798 14,870
a
7993734.SQ.FTS.B , 6 .147% , 1/17/26 .... 873 166
a
7999493.SQ.FTS.B , 6 .184% , 1/17/26 .... 312 299
a
7993784.SQ.FTS.B , 6 .289% , 1/17/26 .... 5,283 3,769
a
8004401.SQ.FTS.B , 5 .084% , 1/18/26 .... 860 802
a
8003598.SQ.FTS.B , 5 .094% , 1/18/26 .... 6,589 6,494
a
8004901.SQ.FTS.B , 5 .355% , 1/18/26 .... 1,376 1,318
a
8004787.SQ.FTS.B , 5 .439% , 1/18/26 .... 841 676
a
8002810.SQ.FTS.B , 5 .91% , 1/18/26 ..... 897 881
a
8004961.SQ.FTS.B , 6 .166% , 1/18/26 .... 12,843 4,530
a
8007128.SQ.FTS.B , 4 .78% , 1/19/26 ..... 3,808 3,761
a
8008015.SQ.FTS.B , 4 .78% , 1/19/26 ..... 750 739
a
8006609.SQ.FTS.B , 6 .164% , 1/19/26 .... 866 168
a
8007977.SQ.FTS.B , 6 .172% , 1/19/26 .... 1,660 346
a
8008058.SQ.FTS.B , 6 .48% , 1/19/26 ..... 3,981 3,212
a
8009940.SQ.FTS.B , 4 .745% , 1/20/26 .... 2,706 1,999
a
8010097.SQ.FTS.B , 4 .78% , 1/20/26 ..... 4,379 4,292
a
8010303.SQ.FTS.B , 5 .445% , 1/20/26 .... 339 314
a
8009922.SQ.FTS.B , 6 .189% , 1/20/26 .... 242 237
a
8011419.SQ.FTS.B , 5 .348% , 1/21/26 .... 1,844 1,804
a
8011152.SQ.FTS.B , 6 .162% , 1/21/26 .... 1,513 963
a
8014770.SQ.FTS.B , 4 .779% , 1/22/26 .... 12,866 12,262
a
8014750.SQ.FTS.B , 5 .716% , 1/22/26 .... 3,086 38
a
8013310.SQ.FTS.B , 5 .723% , 1/22/26 .... 38,986 32,443
a
8015959.SQ.FTS.B , 4 .776% , 1/23/26 .... 3,049 2,533
a
8016797.SQ.FTS.B , 4 .776% , 1/23/26 .... 1,090 1,076
Description
Principal
Amount Value
Block, Inc. (continued)
a
8018040.SQ.FTS.B , 4 .78% , 1/23/26 ..... $ 8,542 $ 8,415
a
8017116.SQ.FTS.B , 5 .094% , 1/23/26 .... 1,940 1,925
a
8016211.SQ.FTS.B , 5 .451% , 1/23/26 .... 2,578 30
a
8016338.SQ.FTS.B , 5 .525% , 1/23/26 .... 1,284 1,042
a
8016304.SQ.FTS.B , 6 .303% , 1/23/26 .... 107 105
a
8021721.SQ.FTS.B , 4 .778% , 1/24/26 .... 5,439 5,289
a
8020971.SQ.FTS.B , 4 .779% , 1/24/26 .... 10,336 10,230
a
8027811.SQ.FTS.B , 4 .77% , 1/25/26 ..... 759 746
a
8025582.SQ.FTS.B , 4 .78% , 1/25/26 ..... 4,240 4,169
a
8026166.SQ.FTS.B , 4 .78% , 1/25/26 ..... 28,069 27,297
a
8024400.SQ.FTS.B , 4 .784% , 1/25/26 .... 1,614 1,589
a
8026980.SQ.FTS.B , 5 .093% , 1/25/26 .... 4,376 4,244
a
8027184.SQ.FTS.B , 5 .094% , 1/25/26 .... 13,000 12,624
a
8029246.SQ.FTS.B , 4 .78% , 1/26/26 ..... 27,501 13,224
a
8028072.SQ.FTS.B , 4 .781% , 1/26/26 .... 6,105 6,028
a
8030000.SQ.FTS.B , 5 .094% , 1/26/26 .... 10,385 10,297
a
8029056.SQ.FTS.B , 5 .097% , 1/26/26 .... 3,755 3,358
a
8029887.SQ.FTS.B , 5 .348% , 1/26/26 .... 3,207 2,942
a
8031770.SQ.FTS.B , 4 .751% , 1/27/26 .... 1,886 1,552
a
8031886.SQ.FTS.B , 5 .092% , 1/27/26 .... 325 323
a
8032268.SQ.FTS.B , 4 .778% , 1/28/26 .... 3,371 3,284
a
8032755.SQ.FTS.B , 5 .433% , 1/28/26 .... 127 110
a
8034084.SQ.FTS.B , 4 .78% , 1/29/26 ..... 9,341 9,035
a
8034750.SQ.FTS.B , 4 .78% , 1/29/26 ..... 2,027 1,959
a
8035102.SQ.FTS.B , 4 .78% , 1/29/26 ..... 2,658 2,634
a
8035327.SQ.FTS.B , 4 .78% , 1/29/26 ..... 641 636
a
8036815.SQ.FTS.B , 5 .094% , 1/29/26 .... 1,686 1,677
a
8035047.SQ.FTS.B , 5 .098% , 1/29/26 .... 1,905 1,851
a
8033427.SQ.FTS.B , 5 .353% , 1/29/26 .... 401 396
a
8033467.SQ.FTS.B , 6 .167% , 1/29/26 .... 3,771 3,435
a
8033451.SQ.FTS.B , 6 .263% , 1/29/26 .... 503 404
a
8033875.SQ.FTS.B , 6 .479% , 1/29/26 .... 561 537
a
8035306.SQ.FTS.B , 6 .486% , 1/29/26 .... 796 653
a
8037048.SQ.FTS.B , 4 .774% , 1/30/26 .... 595 588
a
8038469.SQ.FTS.B , 4 .779% , 1/30/26 .... 1,411 1,387
a
8038749.SQ.FTS.B , 4 .78% , 1/30/26 ..... 164 105
a
8040747.SQ.FTS.B , 4 .78% , 1/30/26 ..... 1,032 1,018
a
8040773.SQ.FTS.B , 4 .78% , 1/30/26 ..... 558 550
a
8040298.SQ.FTS.B , 4 .781% , 1/30/26 .... 13,130 12,456
a
8038752.SQ.FTS.B , 5 .099% , 1/30/26 .... 944 922
a
8037556.SQ.FTS.B , 6 .167% , 1/30/26 .... 2,742 2,633
a
8040839.SQ.FTS.B , 4 .742% , 1/31/26 .... 269 255
a
8044027.SQ.FTS.B , 4 .779% , 1/31/26 .... 18,719 18,311
a
8043584.SQ.FTS.B , 4 .78% , 1/31/26 ..... 1,286 1,274
a
8041464.SQ.FTS.B , 4 .79% , 1/31/26 ..... 236 234
a
8042258.SQ.FTS.B , 5 .097% , 1/31/26 .... 5,410 4,852

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8040978.SQ.FTS.B , 5 .338% , 1/31/26 .... $ 387 $ 383
a
8041672.SQ.FTS.B , 6 .486% , 1/31/26 .... 839 697
a
8049787.SQ.FTS.B , 4 .758% , 2/01/26 .... 574 534
a
8047020.SQ.FTS.B , 4 .778% , 2/01/26 .... 4,535 4,436
a
8050517.SQ.FTS.B , 4 .779% , 2/01/26 .... 6,454 6,115
a
8048204.SQ.FTS.B , 4 .78% , 2/01/26 ..... 285 236
a
8049833.SQ.FTS.B , 4 .78% , 2/01/26 ..... 882 876
a
8048215.SQ.FTS.B , 5 .104% , 2/01/26 .... 451 447
a
8046718.SQ.FTS.B , 5 .354% , 2/01/26 .... 2,330 340
a
8046874.SQ.FTS.B , 5 .522% , 2/01/26 .... 1,687 1,074
a
8048248.SQ.FTS.B , 5 .535% , 2/01/26 .... 16,671 10,479
a
8053068.SQ.FTS.B , 4 .749% , 2/02/26 .... 762 142
a
8053264.SQ.FTS.B , 4 .782% , 2/02/26 .... 1,348 1,335
a
8051400.SQ.FTS.B , 5 .094% , 2/02/26 .... 991 981
a
8051738.SQ.FTS.B , 5 .367% , 2/02/26 .... 649 616
a
8053051.SQ.FTS.B , 5 .535% , 2/02/26 .... 727 684
a
8054282.SQ.FTS.B , 4 .778% , 2/03/26 .... 1,857 1,806
a
8054360.SQ.FTS.B , 4 .778% , 2/03/26 .... 3,807 3,770
a
8055225.SQ.FTS.B , 4 .779% , 2/03/26 .... 7,823 7,648
a
8054636.SQ.FTS.B , 4 .78% , 2/03/26 ..... 1,858 1,848
a
8055098.SQ.FTS.B , 5 .355% , 2/03/26 .... 906 860
a
8054227.SQ.FTS.B , 6 .161% , 2/03/26 .... 401 392
a
8055160.SQ.FTS.B , 6 .471% , 2/03/26 .... 1,391 1,252
a
8055544.SQ.FTS.B , 5 .099% , 2/04/26 .... 1,583 1,536
a
8055953.SQ.FTS.B , 5 .346% , 2/04/26 .... 13,693 13,170
a
8055815.SQ.FTS.B , 5 .358% , 2/04/26 .... 252 251
a
8055848.SQ.FTS.B , 5 .909% , 2/04/26 .... 849 727
a
8058200.SQ.FTS.B , 4 .739% , 2/05/26 .... 731 208
a
8058225.SQ.FTS.B , 4 .758% , 2/05/26 .... 124 118
a
8058281.SQ.FTS.B , 4 .78% , 2/05/26 ..... 12,409 12,071
a
8058738.SQ.FTS.B , 4 .78% , 2/05/26 ..... 6,059 5,927
a
8058927.SQ.FTS.B , 4 .78% , 2/05/26 ..... 29,835 28,892
a
8058016.SQ.FTS.B , 5 .097% , 2/05/26 .... 3,190 3,066
a
8056978.SQ.FTS.B , 5 .718% , 2/05/26 .... 3,476 2,038
a
8056890.SQ.FTS.B , 5 .911% , 2/05/26 .... 1,833 1,568
a
8058725.SQ.FTS.B , 6 .146% , 2/05/26 .... 360 352
a
8060490.SQ.FTS.B , 4 .78% , 2/06/26 ..... 2,045 1,688
a
8060653.SQ.FTS.B , 4 .78% , 2/06/26 ..... 18,770 15,708
a
8062258.SQ.FTS.B , 4 .78% , 2/06/26 ..... 6,442 6,266
a
8062843.SQ.FTS.B , 5 .092% , 2/06/26 .... 3,661 3,611
a
8060190.SQ.FTS.B , 5 .722% , 2/06/26 .... 6,747 3,211
a
8063719.SQ.FTS.B , 5 .726% , 2/06/26 .... 2,602 2,477
a
8063150.SQ.FTS.B , 5 .911% , 2/06/26 .... 32,004 528
a
8061735.SQ.FTS.B , 6 .165% , 2/06/26 .... 1,136 1,125
a
8063859.SQ.FTS.B , 4 .78% , 2/07/26 ..... 6,995 6,919
a
8066423.SQ.FTS.B , 4 .78% , 2/07/26 ..... 1,372 1,354
Description
Principal
Amount Value
Block, Inc. (continued)
a
8064969.SQ.FTS.B , 4 .781% , 2/07/26 .... $ 371 $ 371
a
8065273.SQ.FTS.B , 5 .094% , 2/07/26 .... 667 664
a
8064811.SQ.FTS.B , 5 .096% , 2/07/26 .... 2,391 2,336
a
8065684.SQ.FTS.B , 5 .535% , 2/07/26 .... 2,191 2,137
a
8072352.SQ.FTS.B , 4 .774% , 2/08/26 .... 1,584 1,556
a
8069182.SQ.FTS.B , 4 .78% , 2/08/26 ..... 745 736
a
8070304.SQ.FTS.B , 4 .782% , 2/08/26 .... 5,079 4,985
a
8072792.SQ.FTS.B , 5 .096% , 2/08/26 .... 7,067 6,863
a
8069555.SQ.FTS.B , 5 .436% , 2/08/26 .... 1,364 1,209
a
8072743.SQ.FTS.B , 6 .152% , 2/08/26 .... 385 375
a
8075700.SQ.FTS.B , 4 .777% , 2/09/26 .... 2,147 2,123
a
8075301.SQ.FTS.B , 4 .779% , 2/09/26 .... 2,280 2,231
a
8072901.SQ.FTS.B , 4 .782% , 2/09/26 .... 4,067 3,989
a
8073414.SQ.FTS.B , 5 .095% , 2/09/26 .... 7,902 1,447
a
8074285.SQ.FTS.B , 5 .107% , 2/09/26 .... 8 8
a
8075041.SQ.FTS.B , 5 .348% , 2/09/26 .... 2,207 2,143
a
8074973.SQ.FTS.B , 5 .445% , 2/09/26 .... 2,486 1,584
a
8074346.SQ.FTS.B , 5 .728% , 2/09/26 .... 1,213 1,196
a
8075019.SQ.FTS.B , 6 .152% , 2/09/26 .... 514 441
a
8073755.SQ.FTS.B , 6 .164% , 2/09/26 .... 18,505 13,173
a
8076684.SQ.FTS.B , 5 .094% , 2/10/26 .... 17,668 16,678
a
8076658.SQ.FTS.B , 5 .428% , 2/10/26 .... 870 308
a
8076290.SQ.FTS.B , 5 .433% , 2/10/26 .... 2,196 1,382
a
8076371.SQ.FTS.B , 5 .535% , 2/10/26 .... 2,583 2,518
a
8076518.SQ.FTS.B , 5 .915% , 2/10/26 .... 3,126 2,945
a
8077294.SQ.FTS.B , 4 .778% , 2/11/26 .... 4,037 3,967
a
8077730.SQ.FTS.B , 4 .78% , 2/11/26 ..... 1,049 1,031
a
8077232.SQ.FTS.B , 4 .785% , 2/11/26 .... 1,209 1,153
a
8078281.SQ.FTS.B , 4 .74% , 2/12/26 ..... 755 12
a
8077977.SQ.FTS.B , 4 .775% , 2/12/26 .... 1,481 1,413
a
8081217.SQ.FTS.B , 5 .346% , 2/12/26 .... 2,432 2,420
a
8078065.SQ.FTS.B , 5 .35% , 2/12/26 ..... 446 439
a
8079163.SQ.FTS.B , 5 .461% , 2/12/26 .... 496 360
a
8079116.SQ.FTS.B , 5 .725% , 2/12/26 .... 486 481
a
8079176.SQ.FTS.B , 5 .913% , 2/12/26 .... 1,312 512
a
8079002.SQ.FTS.B , 6 .159% , 2/12/26 .... 3,315 1,473
a
8080597.SQ.FTS.B , 6 .47% , 2/12/26 ..... 1,068 966
a
8080681.SQ.FTS.B , 6 .477% , 2/12/26 .... 3,558 2,831
a
8081626.SQ.FTS.B , 4 .78% , 2/13/26 ..... 1,950 1,899
a
8083267.SQ.FTS.B , 4 .782% , 2/13/26 .... 2,038 2,009
a
8081859.SQ.FTS.B , 5 .549% , 2/13/26 .... 523 508
a
8087504.SQ.FTS.B , 4 .749% , 2/14/26 .... 869 773
a
8086874.SQ.FTS.B , 4 .779% , 2/14/26 .... 7,584 7,508
a
8085996.SQ.FTS.B , 4 .78% , 2/14/26 ..... 1,624 1,607
a
8084910.SQ.FTS.B , 4 .786% , 2/14/26 .... 260 259
a
8084982.SQ.FTS.B , 5 .35% , 2/14/26 ..... 2,214 1,420

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8084848.SQ.FTS.B , 6 .17% , 2/14/26 ..... $ 588 $ 492
a
8086839.SQ.FTS.B , 6 .17% , 2/14/26 ..... 1,462 1,062
a
8091397.SQ.FTS.B , 4 .777% , 2/15/26 .... 3,510 3,451
a
8091618.SQ.FTS.B , 4 .778% , 2/15/26 .... 6,945 6,792
a
8093270.SQ.FTS.B , 4 .78% , 2/15/26 ..... 7,239 6,069
a
8092693.SQ.FTS.B , 6 .168% , 2/15/26 .... 2,248 2,140
a
8094204.SQ.FTS.B , 4 .778% , 2/16/26 .... 1,849 1,828
a
8095273.SQ.FTS.B , 4 .78% , 2/16/26 ..... 31,127 30,543
a
8096993.SQ.FTS.B , 4 .776% , 2/17/26 .... 2,067 2,037
a
8097628.SQ.FTS.B , 4 .778% , 2/17/26 .... 5,157 5,043
a
8097446.SQ.FTS.B , 4 .783% , 2/17/26 .... 1,637 1,620
a
8097837.SQ.FTS.B , 5 .346% , 2/17/26 .... 127 127
a
8097209.SQ.FTS.B , 5 .532% , 2/17/26 .... 4,290 4,115
a
8098194.SQ.FTS.B , 6 .16% , 2/18/26 ..... 611 590
a
8099047.SQ.FTS.B , 4 .747% , 2/19/26 .... 4,041 614
a
8101006.SQ.FTS.B , 4 .78% , 2/19/26 ..... 5,425 5,184
a
8100902.SQ.FTS.B , 4 .782% , 2/19/26 .... 1,376 1,362
a
8099786.SQ.FTS.B , 5 .345% , 2/19/26 .... 6,882 5,967
a
8100318.SQ.FTS.B , 5 .346% , 2/19/26 .... 1,200 1,192
a
8101530.SQ.FTS.B , 5 .451% , 2/19/26 .... 256 244
a
8100152.SQ.FTS.B , 5 .721% , 2/19/26 .... 2,350 2,308
a
8100881.SQ.FTS.B , 6 .144% , 2/19/26 .... 180 174
a
8100583.SQ.FTS.B , 6 .162% , 2/19/26 .... 3,399 3,319
a
8100556.SQ.FTS.B , 6 .289% , 2/19/26 .... 1,658 1,085
a
8103950.SQ.FTS.B , 4 .749% , 2/20/26 .... 452 431
a
8104401.SQ.FTS.B , 5 .094% , 2/20/26 .... 46,466 42,115
a
8105756.SQ.FTS.B , 5 .094% , 2/20/26 .... 16,279 15,996
a
8107707.SQ.FTS.B , 4 .762% , 2/21/26 .... 762 318
a
8107578.SQ.FTS.B , 4 .78% , 2/21/26 ..... 4,663 4,450
a
8107733.SQ.FTS.B , 5 .346% , 2/21/26 .... 29,365 27,949
a
8111735.SQ.FTS.B , 4 .78% , 2/22/26 ..... 1,721 1,691
a
8112993.SQ.FTS.B , 4 .78% , 2/22/26 ..... 4,770 4,548
a
8112188.SQ.FTS.B , 5 .916% , 2/22/26 .... 2,512 2,442
a
8111574.SQ.FTS.B , 6 .545% , 2/22/26 .... 2,835 2,171
a
8116537.SQ.FTS.B , 4 .779% , 2/23/26 .... 4,943 4,863
a
8116260.SQ.FTS.B , 4 .787% , 2/23/26 .... 1,691 1,660
a
8116380.SQ.FTS.B , 5 .091% , 2/23/26 .... 219 218
a
8117661.SQ.FTS.B , 5 .094% , 2/23/26 .... 10,800 10,641
a
8117043.SQ.FTS.B , 5 .115% , 2/23/26 .... 577 575
a
8116985.SQ.FTS.B , 5 .346% , 2/23/26 .... 1,341 1,162
a
8117025.SQ.FTS.B , 5 .43% , 2/23/26 ..... 1,536 1,004
a
8117644.SQ.FTS.B , 6 .132% , 2/23/26 .... 522 431
a
8119126.SQ.FTS.B , 4 .778% , 2/24/26 .... 6,926 5,716
a
8118665.SQ.FTS.B , 4 .78% , 2/24/26 ..... 11,806 11,584
a
8119327.SQ.FTS.B , 6 .152% , 2/24/26 .... 7,155 5,718
a
8119812.SQ.FTS.B , 4 .778% , 2/25/26 .... 2,296 1,134
Description
Principal
Amount Value
Block, Inc. (continued)
a
8120003.SQ.FTS.B , 4 .78% , 2/25/26 ..... $ 3,056 $ 3,012
a
8120195.SQ.FTS.B , 5 .663% , 2/25/26 .... 3,494 3,412
a
8119966.SQ.FTS.B , 5 .676% , 2/25/26 .... 508 501
a
8122881.SQ.FTS.B , 4 .78% , 2/26/26 ..... 3,290 3,213
a
8123064.SQ.FTS.B , 4 .78% , 2/26/26 ..... 6,530 6,411
a
8122048.SQ.FTS.B , 4 .783% , 2/26/26 .... 1,743 1,716
a
8121851.SQ.FTS.B , 5 .086% , 2/26/26 .... 1,825 1,660
a
8122603.SQ.FTS.B , 5 .099% , 2/26/26 .... 2,283 2,241
a
8121926.SQ.FTS.B , 6 .146% , 2/26/26 .... 1,455 1,376
a
8121437.SQ.FTS.B , 6 .424% , 2/26/26 .... 3,976 3,847
a
8122746.SQ.FTS.B , 6 .55% , 2/26/26 ..... 3,524 3,207
a
8122024.SQ.FTS.B , 6 .675% , 2/26/26 .... 518 476
a
8124611.SQ.FTS.B , 4 .781% , 2/27/26 .... 5,922 5,821
a
8126365.SQ.FTS.B , 5 .095% , 2/27/26 .... 28,369 26,967
a
8125873.SQ.FTS.B , 5 .126% , 2/27/26 .... 650 640
a
8125536.SQ.FTS.B , 5 .35% , 2/27/26 ..... 433 430
a
8124443.SQ.FTS.B , 5 .392% , 2/27/26 .... 551 541
a
8125649.SQ.FTS.B , 5 .676% , 2/27/26 .... 625 614
a
8127649.SQ.FTS.B , 6 .15% , 2/27/26 ..... 4,774 4,726
a
8127529.SQ.FTS.B , 6 .424% , 2/27/26 .... 1,006 987
a
8125738.SQ.FTS.B , 6 .541% , 2/27/26 .... 1,657 1,437
a
8135336.SQ.FTS.B , 4 .774% , 2/28/26 .... 2,153 2,110
a
8136604.SQ.FTS.B , 4 .776% , 2/28/26 .... 3,695 3,566
a
8136719.SQ.FTS.B , 4 .779% , 2/28/26 .... 6,559 6,456
a
8130671.SQ.FTS.B , 4 .78% , 2/28/26 ..... 67,056 15,724
a
8143379.SQ.FTS.B , 4 .782% , 2/28/26 .... 2,813 2,763
a
8140131.SQ.FTS.B , 4 .785% , 2/28/26 .... 1,566 1,535
a
8128102.SQ.FTS.B , 4 .79% , 2/28/26 ..... 1,367 1,335
a
8137939.SQ.FTS.B , 4 .793% , 2/28/26 .... 998 976
a
8129732.SQ.FTS.B , 4 .948% , 2/28/26 .... 230 220
a
8134964.SQ.FTS.B , 4 .964% , 2/28/26 .... 447 391
a
8129805.SQ.FTS.B , 5 .095% , 2/28/26 .... 1,838 1,832
a
8140201.SQ.FTS.B , 5 .104% , 2/28/26 .... 881 856
a
8128205.SQ.FTS.B , 5 .112% , 2/28/26 .... 13,509 12,789
a
8129377.SQ.FTS.B , 5 .113% , 2/28/26 .... 4,955 4,843
a
8137184.SQ.FTS.B , 5 .405% , 2/28/26 .... 1,405 1,381
a
8140040.SQ.FTS.B , 5 .41% , 2/28/26 ..... 1,525 1,455
a
8143126.SQ.FTS.B , 5 .66% , 2/28/26 ..... 13,451 9,003
a
8136487.SQ.FTS.B , 6 .145% , 2/28/26 .... 2,070 28
a
8129117.SQ.FTS.B , 6 .148% , 2/28/26 .... 1,942 1,916
a
8138030.SQ.FTS.B , 6 .325% , 2/28/26 .... 1,238 1,197
a
8134991.SQ.FTS.B , 6 .422% , 2/28/26 .... 11,681 1,853
a
8135734.SQ.FTS.B , 6 .422% , 2/28/26 .... 11,151 10,054
a
8139109.SQ.FTS.B , 6 .432% , 2/28/26 .... 2,131 330
a
8137669.SQ.FTS.B , 6 .547% , 2/28/26 .... 803 797
a
8135499.SQ.FTS.B , 6 .551% , 2/28/26 .... 2,517 2,301

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8139490.SQ.FTS.B , 6 .681% , 2/28/26 .... $ 1,735 $ 1,442
a
8139439.SQ.FTS.B , 6 .685% , 2/28/26 .... 980 815
a
8142451.SQ.FTS.B , 6 .709% , 2/28/26 .... 151 148
a
8143555.SQ.FTS.B , 4 .774% , 3/01/26 .... 2,710 2,586
a
8144201.SQ.FTS.B , 4 .774% , 3/01/26 .... 1,655 1,630
a
8143502.SQ.FTS.B , 4 .785% , 3/01/26 .... 1,674 1,438
a
8143539.SQ.FTS.B , 6 .162% , 3/01/26 .... 1,160 248
a
8145261.SQ.FTS.B , 4 .779% , 3/02/26 .... 3,092 3,054
a
8145432.SQ.FTS.B , 4 .78% , 3/02/26 ..... 10,836 10,631
a
8144659.SQ.FTS.B , 5 .917% , 3/02/26 .... 2,423 2,346
a
8144756.SQ.FTS.B , 6 .151% , 3/02/26 .... 6,865 6,488
a
8144457.SQ.FTS.B , 6 .423% , 3/02/26 .... 1,885 1,771
a
8147356.SQ.FTS.B , 4 .776% , 3/03/26 .... 2,558 2,514
a
8146805.SQ.FTS.B , 4 .78% , 3/03/26 ..... 5,515 5,389
a
8147615.SQ.FTS.B , 4 .782% , 3/03/26 .... 6,429 6,276
a
8147176.SQ.FTS.B , 5 .101% , 3/03/26 .... 1,146 1,113
a
8146384.SQ.FTS.B , 5 .91% , 3/03/26 ..... 10,073 5,725
a
8147231.SQ.FTS.B , 6 .146% , 3/03/26 .... 246 244
a
8149846.SQ.FTS.B , 4 .776% , 3/04/26 .... 1,865 1,811
a
8149454.SQ.FTS.B , 4 .78% , 3/04/26 ..... 4,608 4,516
a
8151554.SQ.FTS.B , 4 .78% , 3/04/26 ..... 2,809 2,405
a
8151445.SQ.FTS.B , 5 .112% , 3/04/26 .... 2,233 2,191
a
8151036.SQ.FTS.B , 5 .114% , 3/04/26 .... 2,082 2,066
a
8150196.SQ.FTS.B , 5 .115% , 3/04/26 .... 5,043 4,968
a
8151728.SQ.FTS.B , 5 .411% , 3/04/26 .... 4,919 4,819
a
8149979.SQ.FTS.B , 6 .15% , 3/04/26 ..... 2,509 2,420
a
8151259.SQ.FTS.B , 6 .152% , 3/04/26 .... 1,285 1,273
a
8152792.SQ.FTS.B , 6 .673% , 3/04/26 .... 4,667 4,560
a
8157914.SQ.FTS.B , 4 .78% , 3/05/26 ..... 1,234 1,219
a
8156908.SQ.FTS.B , 4 .781% , 3/05/26 .... 3,330 3,293
a
8155013.SQ.FTS.B , 4 .783% , 3/05/26 .... 3,271 3,212
a
8157291.SQ.FTS.B , 4 .957% , 3/05/26 .... 664 583
a
8157388.SQ.FTS.B , 4 .958% , 3/05/26 .... 10,616 5,793
a
8155811.SQ.FTS.B , 5 .535% , 3/05/26 .... 4,147 2,866
a
8156076.SQ.FTS.B , 5 .66% , 3/05/26 ..... 14,735 14,203
a
8157188.SQ.FTS.B , 5 .66% , 3/05/26 ..... 960 948
a
8158684.SQ.FTS.B , 5 .66% , 3/05/26 ..... 28,459 26,316
a
8157976.SQ.FTS.B , 6 .415% , 3/05/26 .... 672 652
a
8157766.SQ.FTS.B , 6 .42% , 3/05/26 ..... 10,678 6,010
a
8159278.SQ.FTS.B , 4 .78% , 3/06/26 ..... 2,485 2,446
a
8161846.SQ.FTS.B , 4 .78% , 3/06/26 ..... 4,489 4,379
a
8159049.SQ.FTS.B , 4 .781% , 3/06/26 .... 8,445 7,126
a
8159486.SQ.FTS.B , 4 .781% , 3/06/26 .... 2,386 1,254
a
8158900.SQ.FTS.B , 4 .953% , 3/06/26 .... 3,974 55
a
8162106.SQ.FTS.B , 5 .113% , 3/06/26 .... 5,068 4,922
a
8160689.SQ.FTS.B , 5 .409% , 3/06/26 .... 18,464 17,968
Description
Principal
Amount Value
Block, Inc. (continued)
a
8161519.SQ.FTS.B , 5 .41% , 3/06/26 ..... $ 6,681 $ 6,506
a
8159583.SQ.FTS.B , 6 .672% , 3/06/26 .... 3,180 2,691
a
8162270.SQ.FTS.B , 5 .409% , 3/07/26 .... 11,292 10,595
a
8162991.SQ.FTS.B , 5 .411% , 3/07/26 .... 4,095 3,953
a
8162740.SQ.FTS.B , 5 .666% , 3/07/26 .... 4,711 1,462
a
8162814.SQ.FTS.B , 5 .93% , 3/07/26 ..... 349 329
a
8165136.SQ.FTS.B , 4 .789% , 3/09/26 .... 1,317 1,289
a
8165388.SQ.FTS.B , 5 .112% , 3/09/26 .... 11,611 9,093
a
8165688.SQ.FTS.B , 5 .113% , 3/09/26 .... 11,390 10,825
a
8166594.SQ.FTS.B , 5 .409% , 3/09/26 .... 11,112 11,003
a
8167742.SQ.FTS.B , 5 .665% , 3/09/26 .... 3,232 3,113
a
8164341.SQ.FTS.B , 6 .153% , 3/09/26 .... 2,692 2,617
a
8166181.SQ.FTS.B , 6 .341% , 3/09/26 .... 1,632 1,019
a
8168767.SQ.FTS.B , 4 .778% , 3/10/26 .... 3,420 3,339
a
8168039.SQ.FTS.B , 4 .78% , 3/10/26 ..... 2,502 2,459
a
8169173.SQ.FTS.B , 4 .78% , 3/10/26 ..... 4,706 4,028
a
8169571.SQ.FTS.B , 4 .78% , 3/10/26 ..... 12,463 11,892
a
8169060.SQ.FTS.B , 5 .126% , 3/10/26 .... 828 810
a
8170238.SQ.FTS.B , 5 .66% , 3/10/26 ..... 522 513
a
8170308.SQ.FTS.B , 6 .151% , 3/10/26 .... 42,796 34,981
a
8169308.SQ.FTS.B , 6 .42% , 3/10/26 ..... 12,467 266
a
8173788.SQ.FTS.B , 5 .115% , 3/11/26 .... 1,245 1,218
a
8171818.SQ.FTS.B , 5 .409% , 3/11/26 .... 10,724 10,266
a
8172584.SQ.FTS.B , 5 .66% , 3/11/26 ..... 3,118 3,096
a
8173833.SQ.FTS.B , 5 .66% , 3/11/26 ..... 11,072 10,655
a
8171784.SQ.FTS.B , 6 .141% , 3/11/26 .... 1,126 729
a
8173168.SQ.FTS.B , 6 .413% , 3/11/26 .... 554 532
a
8173196.SQ.FTS.B , 6 .548% , 3/11/26 .... 9,182 8,889
a
8176994.SQ.FTS.B , 4 .78% , 3/12/26 ..... 3,204 3,146
a
8178348.SQ.FTS.B , 4 .78% , 3/12/26 ..... 2,331 2,300
a
8177540.SQ.FTS.B , 5 .11% , 3/12/26 ..... 2,034 1,963
a
8180034.SQ.FTS.B , 5 .112% , 3/12/26 .... 7,602 7,230
a
8179707.SQ.FTS.B , 5 .634% , 3/12/26 .... 115 113
a
8179643.SQ.FTS.B , 5 .635% , 3/12/26 .... 482 442
a
8179055.SQ.FTS.B , 5 .66% , 3/12/26 ..... 9,429 9,230
a
8179911.SQ.FTS.B , 5 .66% , 3/12/26 ..... 156 156
a
8177700.SQ.FTS.B , 5 .916% , 3/12/26 .... 1,485 1,439
a
8178732.SQ.FTS.B , 6 .15% , 3/12/26 ..... 11,734 10,545
a
8177469.SQ.FTS.B , 6 .164% , 3/12/26 .... 1,092 1,037
a
8180002.SQ.FTS.B , 6 .433% , 3/12/26 .... 922 846
a
8177238.SQ.FTS.B , 6 .548% , 3/12/26 .... 494 490
a
8182662.SQ.FTS.B , 4 .777% , 3/13/26 .... 2,793 2,748
a
8183136.SQ.FTS.B , 5 .113% , 3/13/26 .... 35,841 33,237
a
8181638.SQ.FTS.B , 5 .663% , 3/13/26 .... 3,043 2,992
a
8182043.SQ.FTS.B , 6 .42% , 3/13/26 ..... 9,614 9,332
a
8184891.SQ.FTS.B , 4 .779% , 3/14/26 .... 2,529 2,506

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8184432.SQ.FTS.B , 4 .782% , 3/14/26 .... $ 4,746 $ 4,653
a
8184658.SQ.FTS.B , 5 .112% , 3/14/26 .... 3,276 3,186
a
8185099.SQ.FTS.B , 6 .158% , 3/14/26 .... 1,791 1,468
a
8184803.SQ.FTS.B , 6 .319% , 3/14/26 .... 2,011 283
a
8184762.SQ.FTS.B , 6 .545% , 3/14/26 .... 858 825
a
8185869.SQ.FTS.B , 5 .113% , 3/15/26 .... 10,186 10,060
a
8185709.SQ.FTS.B , 5 .115% , 3/15/26 .... 3,038 2,992
a
8185266.SQ.FTS.B , 5 .666% , 3/15/26 .... 1,717 1,687
a
8185208.SQ.FTS.B , 6 .144% , 3/15/26 .... 1,339 1,290
a
8185418.SQ.FTS.B , 6 .15% , 3/15/26 ..... 5,538 5,391
a
8185844.SQ.FTS.B , 6 .551% , 3/15/26 .... 343 333
a
8189382.SQ.FTS.B , 4 .78% , 3/16/26 ..... 4,717 4,584
a
8189691.SQ.FTS.B , 4 .78% , 3/16/26 ..... 24,259 23,951
a
8188941.SQ.FTS.B , 5 .106% , 3/16/26 .... 1,293 1,270
a
8188224.SQ.FTS.B , 5 .113% , 3/16/26 .... 17,352 16,764
a
8189034.SQ.FTS.B , 5 .403% , 3/16/26 .... 1,305 1,282
a
8188897.SQ.FTS.B , 5 .66% , 3/16/26 ..... 1,715 1,670
a
8189550.SQ.FTS.B , 6 .422% , 3/16/26 .... 1,544 1,528
a
8186943.SQ.FTS.B , 6 .428% , 3/16/26 .... 3,070 1,387
a
8186865.SQ.FTS.B , 6 .547% , 3/16/26 .... 1,580 1,074
a
8187088.SQ.FTS.B , 6 .674% , 3/16/26 .... 3,505 3,383
a
8189328.SQ.FTS.B , 6 .676% , 3/16/26 .... 3,422 505
a
8193347.SQ.FTS.B , 4 .78% , 3/17/26 ..... 1,259 1,242
a
8191487.SQ.FTS.B , 5 .408% , 3/17/26 .... 1,224 1,192
a
8191413.SQ.FTS.B , 5 .636% , 3/17/26 .... 1,023 919
a
8191129.SQ.FTS.B , 5 .66% , 3/17/26 ..... 1,699 1,657
a
8191343.SQ.FTS.B , 5 .674% , 3/17/26 .... 209 208
a
8191384.SQ.FTS.B , 5 .682% , 3/17/26 .... 277 274
a
8191969.SQ.FTS.B , 6 .15% , 3/17/26 ..... 1,985 1,943
a
8193280.SQ.FTS.B , 6 .416% , 3/17/26 .... 1,300 1,209
a
8193444.SQ.FTS.B , 6 .425% , 3/17/26 .... 2,640 2,424
a
8194971.SQ.FTS.B , 4 .78% , 3/18/26 ..... 59,365 50,437
a
8193543.SQ.FTS.B , 4 .946% , 3/18/26 .... 492 382
a
8196371.SQ.FTS.B , 5 .626% , 3/18/26 .... 121 118
a
8194919.SQ.FTS.B , 5 .627% , 3/18/26 .... 913 870
a
8196540.SQ.FTS.B , 5 .66% , 3/18/26 ..... 1,056 1,049
a
8196428.SQ.FTS.B , 6 .153% , 3/18/26 .... 2,937 2,738
a
8196327.SQ.FTS.B , 6 .426% , 3/18/26 .... 2,858 1,753
a
8198878.SQ.FTS.B , 4 .78% , 3/19/26 ..... 2,482 2,398
a
8199241.SQ.FTS.B , 4 .78% , 3/19/26 ..... 5,805 5,594
a
8200494.SQ.FTS.B , 4 .78% , 3/19/26 ..... 3,930 3,883
a
8202154.SQ.FTS.B , 4 .78% , 3/19/26 ..... 6,242 6,052
a
8199065.SQ.FTS.B , 5 .115% , 3/19/26 .... 4,006 3,697
a
8200376.SQ.FTS.B , 5 .402% , 3/19/26 .... 1,820 1,714
a
8199561.SQ.FTS.B , 5 .66% , 3/19/26 ..... 4,114 3,912
a
8202603.SQ.FTS.B , 5 .66% , 3/19/26 ..... 12,710 3,816
Description
Principal
Amount Value
Block, Inc. (continued)
a
8202121.SQ.FTS.B , 5 .676% , 3/19/26 .... $ 1,426 $ 1,246
a
8201064.SQ.FTS.B , 6 .151% , 3/19/26 .... 16,768 15,662
a
8205034.SQ.FTS.B , 4 .776% , 3/20/26 .... 3,113 3,049
a
8203095.SQ.FTS.B , 4 .78% , 3/20/26 ..... 5,393 5,256
a
8205214.SQ.FTS.B , 4 .783% , 3/20/26 .... 3,155 3,091
a
8204568.SQ.FTS.B , 5 .112% , 3/20/26 .... 9,077 8,671
a
8203611.SQ.FTS.B , 5 .113% , 3/20/26 .... 10,722 10,426
a
8205332.SQ.FTS.B , 5 .121% , 3/20/26 .... 1,426 1,399
a
8203457.SQ.FTS.B , 6 .419% , 3/20/26 .... 2,028 1,582
a
8205472.SQ.FTS.B , 6 .549% , 3/20/26 .... 6,385 6,016
a
8205366.SQ.FTS.B , 6 .55% , 3/20/26 ..... 3,638 3,263
a
8205130.SQ.FTS.B , 6 .676% , 3/20/26 .... 1,511 1,415
a
8206124.SQ.FTS.B , 4 .778% , 3/21/26 .... 4,814 4,728
a
8206288.SQ.FTS.B , 4 .782% , 3/21/26 .... 2,984 2,930
a
8207034.SQ.FTS.B , 5 .108% , 3/21/26 .... 2,643 2,548
a
8206615.SQ.FTS.B , 5 .115% , 3/21/26 .... 1,730 1,710
a
8206377.SQ.FTS.B , 6 .145% , 3/21/26 .... 2,655 2,477
a
8207593.SQ.FTS.B , 4 .776% , 3/22/26 .... 3,845 3,336
a
8207669.SQ.FTS.B , 4 .779% , 3/22/26 .... 1,187 1,166
a
8207190.SQ.FTS.B , 5 .914% , 3/22/26 .... 1,308 1,282
a
8207117.SQ.FTS.B , 6 .148% , 3/22/26 .... 1,845 1,759
a
8207712.SQ.FTS.B , 6 .331% , 3/22/26 .... 629 577
a
8207243.SQ.FTS.B , 6 .421% , 3/22/26 .... 11,179 10,564
a
8207729.SQ.FTS.B , 6 .423% , 3/22/26 .... 657 652
a
8210420.SQ.FTS.B , 4 .781% , 3/23/26 .... 6,162 6,048
a
8209515.SQ.FTS.B , 4 .782% , 3/23/26 .... 6,454 6,284
a
8210715.SQ.FTS.B , 4 .786% , 3/23/26 .... 948 931
a
8210331.SQ.FTS.B , 5 .111% , 3/23/26 .... 1,819 1,785
a
8209500.SQ.FTS.B , 5 .113% , 3/23/26 .... 489 483
a
8209272.SQ.FTS.B , 5 .119% , 3/23/26 .... 2,610 2,066
a
8210761.SQ.FTS.B , 5 .664% , 3/23/26 .... 3,290 3,219
a
8209936.SQ.FTS.B , 6 .326% , 3/23/26 .... 7,494 2,883
a
8208298.SQ.FTS.B , 6 .328% , 3/23/26 .... 5,298 5,144
a
8209889.SQ.FTS.B , 6 .665% , 3/23/26 .... 1,806 1,257
a
8211428.SQ.FTS.B , 6 .681% , 3/23/26 .... 1,488 1,362
a
8213537.SQ.FTS.B , 4 .777% , 3/24/26 .... 2,418 2,368
a
8212910.SQ.FTS.B , 4 .779% , 3/24/26 .... 7,806 7,665
a
8213301.SQ.FTS.B , 4 .779% , 3/24/26 .... 2,428 2,356
a
8213679.SQ.FTS.B , 4 .781% , 3/24/26 .... 7,570 7,337
a
8212774.SQ.FTS.B , 4 .962% , 3/24/26 .... 2,337 1,479
a
8212308.SQ.FTS.B , 5 .412% , 3/24/26 .... 3,458 3,362
a
8212645.SQ.FTS.B , 5 .919% , 3/24/26 .... 1,624 1,490
a
8213887.SQ.FTS.B , 6 .154% , 3/24/26 .... 3,850 3,596
a
8217192.SQ.FTS.B , 4 .779% , 3/25/26 .... 17,146 14,681
a
8216126.SQ.FTS.B , 4 .781% , 3/25/26 .... 12,233 11,772
a
8216619.SQ.FTS.B , 5 .41% , 3/25/26 ..... 11,671 11,255

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8215435.SQ.FTS.B , 5 .66% , 3/25/26 ..... $ 3,991 $ 3,909
a
8214992.SQ.FTS.B , 6 .326% , 3/25/26 .... 3,091 2,955
a
8220573.SQ.FTS.B , 4 .782% , 3/26/26 .... 4,309 4,223
a
8223787.SQ.FTS.B , 5 .109% , 3/26/26 .... 3,088 3,027
a
8221817.SQ.FTS.B , 5 .409% , 3/26/26 .... 9,457 9,332
a
8222785.SQ.FTS.B , 5 .41% , 3/26/26 ..... 3,558 3,484
a
3212181.SQ.FTS.B , 7 .601% , 3/18/32 .... 380 –
a
3210332.SQ.FTS.B , 7 .921% , 3/18/32 .... 4,369 –
a
3232249.SQ.FTS.B , 3 .398% , 3/25/32 .... 828 –
a
3233993.SQ.FTS.B , 4 .689% , 3/26/32 .... 355 –
a
3234758.SQ.FTS.B , 5 .438% , 3/28/32 .... 637 –
a
3238373.SQ.FTS.B , 4 .759% , 3/29/32 .... 870 –
a
3255010.SQ.FTS.B , 7 .921% , 4/07/32 .... 1,659 –
a
3260194.SQ.FTS.B , 3 .38% , 4/09/32 ..... 204 –
a
3297660.SQ.FTS.B , 5 .348% , 4/24/32 .... 556 –
a
3311752.SQ.FTS.B , 2 .821% , 4/30/32 .... 252 –
a
3320535.SQ.FTS.B , 7 .19% , 5/05/32 ..... 13,177 –
a
3336690.SQ.FTS.B , 5 .389% , 5/12/32 .... 486 –
a
3336181.SQ.FTS.B , 5 .769% , 5/12/32 .... 7,935 –
a
3344944.SQ.FTS.B , 5 .449% , 5/17/32 .... 877 –
a
3361155.SQ.FTS.B , 2 .72% , 5/19/32 ..... 1,466 –
a
3366564.SQ.FTS.B , 2 .747% , 5/20/32 .... 120 –
a
3365511.SQ.FTS.B , 4 .762% , 5/20/32 .... 243 –
a
3371556.SQ.FTS.B , 2 .72% , 5/23/32 ..... 698 –
a
3401486.SQ.FTS.B , 4 .108% , 6/02/32 .... 263 –
a
3407926.SQ.FTS.B , 2 .742% , 6/03/32 .... 1,511 –
a
3411766.SQ.FTS.B , 4 .65% , 6/04/32 ..... 5,695 1
a
3414237.SQ.FTS.B , 6 .046% , 6/05/32 .... 2,276 –
a
3415734.SQ.FTS.B , 5 .449% , 6/07/32 .... 4,366 –
a
3419699.SQ.FTS.B , 3 .363% , 6/08/32 .... 10,480 –
a
3425756.SQ.FTS.B , 2 .712% , 6/10/32 .... 821 –
a
3428606.SQ.FTS.B , 7 .19% , 6/11/32 ..... 2,028 –
a
3433089.SQ.FTS.B , 4 .075% , 6/14/32 .... 396 –
a
3432767.SQ.FTS.B , 5 .396% , 6/14/32 .... 1,841 –
a
3434383.SQ.FTS.B , 7 .19% , 6/14/32 ..... 11,741 –
a
3436460.SQ.FTS.B , 2 .718% , 6/15/32 .... 585 –
a
3437194.SQ.FTS.B , 2 .73% , 6/15/32 ..... 1,490 –
a
3435958.SQ.FTS.B , 2 .734% , 6/15/32 .... 2,155 –
a
3436486.SQ.FTS.B , 2 .761% , 6/15/32 .... 376 –
a
3437850.SQ.FTS.B , 4 .739% , 6/16/32 .... 4,084 –
a
3452149.SQ.FTS.B , 4 .717% , 6/21/32 .... 969 –
a
3463095.SQ.FTS.B , 4 .008% , 6/23/32 .... 11,405 –
a
3472489.SQ.FTS.B , 4 .098% , 6/26/32 .... 2,604 –
a
3487584.SQ.FTS.B , 2 .731% , 6/30/32 .... 2,184 –
a
3510070.SQ.FTS.B , 7 .19% , 7/06/32 ..... 25,800 –
a
3513483.SQ.FTS.B , 7 .194% , 7/07/32 .... 4,792 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
3521469.SQ.FTS.B , 4 .648% , 7/08/32 .... $ 3,422 $ –
a
3516078.SQ.FTS.B , 6 .046% , 7/08/32 .... 8,033 –
a
3559884.SQ.FTS.B , 5 .409% , 7/19/32 .... 616 –
a
3566831.SQ.FTS.B , 4 .006% , 7/20/32 .... 2,799 –
a
3573904.SQ.FTS.B , 7 .19% , 7/21/32 ..... 2,469 –
a
3572652.SQ.FTS.B , 7 .205% , 7/21/32 .... 758 –
a
3612013.SQ.FTS.B , 3 .339% , 7/29/32 .... 3,513 –
a
3612313.SQ.FTS.B , 3 .338% , 7/30/32 .... 3,994 –
a
3616837.SQ.FTS.B , 3 .338% , 8/01/32 .... 1,256 –
a
3622745.SQ.FTS.B , 6 .472% , 8/03/32 .... 5,722 –
a
3629212.SQ.FTS.B , 4 .021% , 8/05/32 .... 316 –
a
3631012.SQ.FTS.B , 3 .34% , 8/07/32 ..... 702 –
a
3693768.SQ.FTS.B , 6 .472% , 8/20/32 .... 1,735 –
a
3700150.SQ.FTS.B , 4 .77% , 8/22/32 ..... 3,008 –
a
3760407.SQ.FTS.B , 3 .331% , 9/01/32 .... 3,543 –
a
3842781.SQ.FTS.B , 5 .079% , 9/11/32 .... 10,067 1
a
3849313.SQ.FTS.B , 3 .333% , 9/12/32 .... 204 –
a
3849333.SQ.FTS.B , 3 .336% , 9/12/32 .... 8,085 –
a
3849054.SQ.FTS.B , 4 .762% , 9/12/32 .... 679 –
a
3869455.SQ.FTS.B , 6 .476% , 9/17/32 .... 7,514 –
a
3877914.SQ.FTS.B , 6 .472% , 9/18/32 .... 1,608 –
a
3908447.SQ.FTS.B , 6 .149% , 9/24/32 .... 608 –
a
3948363.SQ.FTS.B , 3 .327% , 9/30/32 .... 386 –
a
3953788.SQ.FTS.B , 5 .339% , 9/30/32 .... 6,116 –
a
3953673.SQ.FTS.B , 6 .149% , 9/30/32 .... 673 –
a
3944713.SQ.FTS.B , 6 .472% , 9/30/32 .... 16,717 –
a
3988483.SQ.FTS.B , 3 .332% , 10/06/32 ... 6,804 –
a
3995187.SQ.FTS.B , 5 .079% , 10/07/32 ... 966 –
a
4012864.SQ.FTS.B , 3 .365% , 10/08/32 ... 418 –
a
4006108.SQ.FTS.B , 6 .472% , 10/08/32 ... 3,609 –
a
4030312.SQ.FTS.B , 4 .693% , 10/13/32 ... 596 –
a
4027848.SQ.FTS.B , 5 .079% , 10/13/32 ... 13,882 –
a
4039216.SQ.FTS.B , 4 .675% , 10/15/32 ... 645 –
a
4044447.SQ.FTS.B , 4 .764% , 10/16/32 ... 14,344 –
a
4077814.SQ.FTS.B , 3 .972% , 10/23/32 ... 2,357 –
a
4079086.SQ.FTS.B , 5 .079% , 10/23/32 ... 3,779 –
a
4079838.SQ.FTS.B , 5 .079% , 10/23/32 ... 6,825 –
a
4080547.SQ.FTS.B , 4 .688% , 10/24/32 ... 1,952 –
a
4095538.SQ.FTS.B , 6 .472% , 10/28/32 ... 3,487 –
a
4125734.SQ.FTS.B , 5 .079% , 11/05/32 ... 4,285 –
a
4138127.SQ.FTS.B , 5 .079% , 11/09/32 ... 2,987 –
a
4142060.SQ.FTS.B , 4 .771% , 11/10/32 ... 1,222 –
a
4147030.SQ.FTS.B , 3 .342% , 11/11/32 ... 346 –
a
4163065.SQ.FTS.B , 4 .762% , 11/14/32 ... 1,168 –
a
4171907.SQ.FTS.B , 3 .973% , 11/17/32 ... 4,783 –
a
4171680.SQ.FTS.B , 5 .083% , 11/17/32 ... 3,222 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
4186988.SQ.FTS.B , 3 .34% , 11/20/32 .... $ 375 $ –
a
4189414.SQ.FTS.B , 3 .351% , 11/20/32 ... 259 –
a
4197129.SQ.FTS.B , 3 .302% , 11/21/32 ... 38 –
a
4200379.SQ.FTS.B , 3 .351% , 11/23/32 ... 1,060 –
a
4207561.SQ.FTS.B , 3 .968% , 11/25/32 ... 1,742 –
a
4229796.SQ.FTS.B , 5 .093% , 11/27/32 ... 2,213 –
a
4271659.SQ.FTS.B , 3 .327% , 12/04/32 ... 970 –
a
4267608.SQ.FTS.B , 5 .079% , 12/04/32 ... 4,641 –
a
4280865.SQ.FTS.B , 4 .762% , 12/07/32 ... 7,930 –
a
4309215.SQ.FTS.B , 4 .77% , 12/10/32 .... 2,829 –
a
4315085.SQ.FTS.B , 3 .322% , 12/11/32 ... 753 –
a
4315019.SQ.FTS.B , 4 .779% , 12/11/32 ... 1,296 –
a
4314394.SQ.FTS.B , 5 .079% , 12/11/32 ... 4,763 –
a
4333949.SQ.FTS.B , 5 .097% , 12/17/32 ... 1,348 –
a
4342268.SQ.FTS.B , 5 .079% , 12/20/32 ... 3,769 –
a
4345972.SQ.FTS.B , 4 .762% , 12/21/32 ... 457 –
a
4352084.SQ.FTS.B , 3 .963% , 12/22/32 ... 1,688 –
a
4352239.SQ.FTS.B , 4 .762% , 12/22/32 ... 620 1
a
4383604.SQ.FTS.B , 4 .739% , 12/30/32 ... 2,916 –
a
4390373.SQ.FTS.B , 2 .977% , 1/02/33 .... 527 –
a
4390406.SQ.FTS.B , 3 .628% , 1/02/33 .... 834 –
a
4394687.SQ.FTS.B , 3 .012% , 1/06/33 .... 832 –
a
4413064.SQ.FTS.B , 4 .739% , 1/15/33 .... 661 –
a
4413957.SQ.FTS.B , 2 .97% , 1/16/33 ..... 356 –
a
4430691.SQ.FTS.B , 3 .002% , 1/22/33 .... 968 –
a
4431496.SQ.FTS.B , 3 .002% , 1/22/33 .... 432 –
a
4438299.SQ.FTS.B , 4 .423% , 1/27/33 .... 2,530 –
a
4438563.SQ.FTS.B , 4 .739% , 1/27/33 .... 14,155 –
a
4452962.SQ.FTS.B , 4 .739% , 2/03/33 .... 8,915 –
a
4455128.SQ.FTS.B , 3 .003% , 2/04/33 .... 2,253 –
a
4457642.SQ.FTS.B , 3 .633% , 2/05/33 .... 3,469 –
a
4463189.SQ.FTS.B , 2 .996% , 2/09/33 .... 2,140 –
a
4465207.SQ.FTS.B , 3 .007% , 2/10/33 .... 3,432 –
a
4481874.SQ.FTS.B , 3 .005% , 2/19/33 .... 1,551 –
a
4481855.SQ.FTS.B , 3 .016% , 2/19/33 .... 1,079 –
a
4484475.SQ.FTS.B , 2 .998% , 2/20/33 .... 3,439 –
a
4484542.SQ.FTS.B , 4 .744% , 2/20/33 .... 6,016 –
a
4488928.SQ.FTS.B , 2 .992% , 2/23/33 .... 703 –
a
4489974.SQ.FTS.B , 4 .423% , 2/24/33 .... 4,041 –
a
4499783.SQ.FTS.B , 4 .403% , 2/28/33 .... 451 –
a
4508723.SQ.FTS.B , 3 .299% , 3/02/33 .... 6,372 –
a
4510936.SQ.FTS.B , 4 .403% , 3/03/33 .... 3,094 –
a
4513287.SQ.FTS.B , 4 .562% , 3/04/33 .... 12,361 –
a
4514072.SQ.FTS.B , 3 .309% , 3/05/33 .... 1,866 –
a
4516974.SQ.FTS.B , 4 .093% , 3/07/33 .... 88 –
a
4519611.SQ.FTS.B , 2 .673% , 3/08/33 .... 12,933 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
4532929.SQ.FTS.B , 4 .403% , 3/14/33 .... $ 2,327 $ –
a
4534513.SQ.FTS.B , 2 .683% , 3/15/33 .... 304 –
a
4535094.SQ.FTS.B , 4 .403% , 3/15/33 .... 3,355 –
a
4540937.SQ.FTS.B , 2 .677% , 3/17/33 .... 6,282 –
a
4546342.SQ.FTS.B , 3 .302% , 3/20/33 .... 3,208 –
a
4549873.SQ.FTS.B , 3 .774% , 3/21/33 .... 201 –
a
4550163.SQ.FTS.B , 4 .403% , 3/21/33 .... 1,397 –
a
4549880.SQ.FTS.B , 4 .557% , 3/21/33 .... 3,819 –
a
4549725.SQ.FTS.B , 4 .56% , 3/21/33 ..... 3,736 1
a
4548999.SQ.FTS.B , 4 .562% , 3/21/33 .... 4,823 –
a
4550265.SQ.FTS.B , 4 .886% , 3/21/33 .... 545 –
a
4555245.SQ.FTS.B , 3 .302% , 3/23/33 .... 4,885 –
a
4557410.SQ.FTS.B , 3 .304% , 3/23/33 .... 5,012 –
a
4556429.SQ.FTS.B , 3 .927% , 3/23/33 .... 3,512 –
a
4558347.SQ.FTS.B , 4 .55% , 3/23/33 ..... 1,070 –
a
4556489.SQ.FTS.B , 4 .56% , 3/23/33 ..... 2,476 –
a
4556569.SQ.FTS.B , 4 .561% , 3/23/33 .... 18,356 –
a
4561168.SQ.FTS.B , 4 .56% , 3/24/33 ..... 715 –
a
4561751.SQ.FTS.B , 4 .728% , 3/25/33 .... 3,074 –
a
4562273.SQ.FTS.B , 4 .403% , 3/26/33 .... 3,405 –
a
4565857.SQ.FTS.B , 4 .561% , 3/27/33 .... 14,859 1
a
4563389.SQ.FTS.B , 5 .031% , 3/27/33 .... 3,392 –
a
4579623.SQ.FTS.B , 4 .561% , 4/01/33 .... 30,289 1
a
4581555.SQ.FTS.B , 3 .774% , 4/02/33 .... 12,639 1
a
4581333.SQ.FTS.B , 5 .031% , 4/02/33 .... 3,759 1
a
4582331.SQ.FTS.B , 4 .406% , 4/03/33 .... 5,425 –
a
4585539.SQ.FTS.B , 2 .695% , 4/04/33 .... 643 –
a
4586510.SQ.FTS.B , 5 .031% , 4/04/33 .... 6,337 –
a
4589242.SQ.FTS.B , 4 .582% , 4/05/33 .... 488 –
a
4600950.SQ.FTS.B , 4 .56% , 4/07/33 ..... 936 –
a
4601908.SQ.FTS.B , 4 .566% , 4/08/33 .... 835 –
a
4603785.SQ.FTS.B , 4 .726% , 4/08/33 .... 2,545 –
a
4601418.SQ.FTS.B , 4 .873% , 4/08/33 .... 4,582 –
a
4604781.SQ.FTS.B , 3 .774% , 4/09/33 .... 302 1
a
4606526.SQ.FTS.B , 3 .31% , 4/11/33 ..... 462 –
a
4606149.SQ.FTS.B , 4 .556% , 4/11/33 .... 2,129 –
a
4607817.SQ.FTS.B , 3 .296% , 4/12/33 .... 768 –
a
4609191.SQ.FTS.B , 3 .303% , 4/12/33 .... 3,661 –
a
4612864.SQ.FTS.B , 3 .302% , 4/13/33 .... 831 –
a
4612909.SQ.FTS.B , 4 .56% , 4/13/33 ..... 2,565 1
a
4618572.SQ.FTS.B , 4 .403% , 4/14/33 .... 927 –
a
4620208.SQ.FTS.B , 4 .873% , 4/14/33 .... 2,314 –
a
4618545.SQ.FTS.B , 5 .031% , 4/14/33 .... 2,720 –
a
4623698.SQ.FTS.B , 4 .557% , 4/15/33 .... 4,549 –
a
4622912.SQ.FTS.B , 4 .56% , 4/15/33 ..... 12,026 –
a
4626052.SQ.FTS.B , 3 .306% , 4/18/33 .... 3,539 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
4627946.SQ.FTS.B , 4 .406% , 4/18/33 .... $ 189 $ –
a
4625409.SQ.FTS.B , 4 .565% , 4/18/33 .... 1,903 –
a
4626904.SQ.FTS.B , 5 .031% , 4/18/33 .... 4,667 –
a
4630473.SQ.FTS.B , 4 .571% , 4/19/33 .... 336 –
a
4631665.SQ.FTS.B , 4 .72% , 4/20/33 ..... 4,254 –
a
4637259.SQ.FTS.B , 3 .922% , 4/22/33 .... 146 –
a
4639123.SQ.FTS.B , 3 .945% , 4/22/33 .... 1,166 –
a
4639291.SQ.FTS.B , 4 .715% , 4/22/33 .... 2,606 –
a
4641955.SQ.FTS.B , 4 .559% , 4/25/33 .... 13,703 –
a
4645672.SQ.FTS.B , 4 .405% , 4/26/33 .... 10,185 –
a
4646691.SQ.FTS.B , 4 .553% , 4/26/33 .... 582 –
a
4646107.SQ.FTS.B , 4 .561% , 4/26/33 .... 2,393 –
a
4650952.SQ.FTS.B , 4 .56% , 4/28/33 ..... 2,708 1
a
4652170.SQ.FTS.B , 4 .568% , 4/28/33 .... 3,326 –
a
4655105.SQ.FTS.B , 4 .557% , 4/29/33 .... 1,842 –
a
4654724.SQ.FTS.B , 4 .56% , 4/29/33 ..... 439 –
a
4656767.SQ.FTS.B , 5 .031% , 4/30/33 .... 2,269 –
a
4660611.SQ.FTS.B , 3 .774% , 5/01/33 .... 1,867 –
a
4660577.SQ.FTS.B , 4 .557% , 5/01/33 .... 5,607 –
a
4662056.SQ.FTS.B , 4 .56% , 5/02/33 ..... 40,082 –
a
4665723.SQ.FTS.B , 4 .569% , 5/03/33 .... 813 –
a
4669203.SQ.FTS.B , 3 .27% , 5/04/33 ..... 309 –
a
4669930.SQ.FTS.B , 3 .935% , 5/04/33 .... 1,076 –
a
4668525.SQ.FTS.B , 3 .983% , 5/04/33 .... 412 –
a
4679063.SQ.FTS.B , 3 .302% , 5/08/33 .... 2,470 –
a
4682306.SQ.FTS.B , 4 .403% , 5/08/33 .... 19,587 –
a
4684220.SQ.FTS.B , 4 .566% , 5/08/33 .... 332 –
a
4684103.SQ.FTS.B , 4 .574% , 5/08/33 .... 761 –
a
4681090.SQ.FTS.B , 4 .886% , 5/08/33 .... 1,211 –
a
4706260.SQ.FTS.B , 4 .559% , 5/10/33 .... 3,411 –
a
4704761.SQ.FTS.B , 5 .031% , 5/10/33 .... 1,417 –
a
4710517.SQ.FTS.B , 4 .717% , 5/12/33 .... 3,151 –
a
4719485.SQ.FTS.B , 4 .555% , 5/15/33 .... 1,259 –
a
4717011.SQ.FTS.B , 4 .874% , 5/15/33 .... 8,731 –
a
4746441.SQ.FTS.B , 4 .557% , 5/19/33 .... 1,214 –
a
4763575.SQ.FTS.B , 4 .403% , 5/23/33 .... 1,338 –
a
4761481.SQ.FTS.B , 5 .031% , 5/23/33 .... 4,254 –
a
4773719.SQ.FTS.B , 4 .72% , 5/24/33 ..... 1,216 –
a
4790074.SQ.FTS.B , 4 .568% , 5/29/33 .... 1,864 –
a
4789346.SQ.FTS.B , 5 .031% , 5/29/33 .... 6,004 –
a
4794467.SQ.FTS.B , 4 .539% , 5/30/33 .... 116 –
a
4796271.SQ.FTS.B , 4 .874% , 5/30/33 .... 1,575 –
a
4799750.SQ.FTS.B , 4 .403% , 6/01/33 .... 3,222 –
a
4812628.SQ.FTS.B , 4 .403% , 6/03/33 .... 7,404 –
a
4810478.SQ.FTS.B , 4 .717% , 6/03/33 .... 13,210 –
a
4814186.SQ.FTS.B , 4 .874% , 6/03/33 .... 3,604 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
4819764.SQ.FTS.B , 5 .031% , 6/07/33 .... $ 1,187 $ –
a
4829812.SQ.FTS.B , 4 .088% , 6/10/33 .... 291 –
a
4831455.SQ.FTS.B , 4 .57% , 6/10/33 ..... 1,012 –
a
4832246.SQ.FTS.B , 4 .734% , 6/10/33 .... 58 –
a
4829826.SQ.FTS.B , 4 .877% , 6/10/33 .... 2,529 –
a
4839177.SQ.FTS.B , 3 .593% , 6/14/33 .... 1,366 –
a
4839467.SQ.FTS.B , 4 .403% , 6/14/33 .... 1,586 –
a
4840100.SQ.FTS.B , 4 .729% , 6/14/33 .... 1,543 –
a
4860368.SQ.FTS.B , 4 .874% , 6/17/33 .... 989 –
a
4862500.SQ.FTS.B , 4 .225% , 6/18/33 .... 1,169 –
a
4862382.SQ.FTS.B , 4 .251% , 6/18/33 .... 5,131 –
a
4864955.SQ.FTS.B , 2 .975% , 6/20/33 .... 3,136 –
a
4866679.SQ.FTS.B , 4 .695% , 6/20/33 .... 1,660 –
a
4863679.SQ.FTS.B , 4 .938% , 6/20/33 .... 16,205 –
a
4867627.SQ.FTS.B , 4 .72% , 6/21/33 ..... 2,052 –
a
4867691.SQ.FTS.B , 4 .892% , 6/21/33 .... 43 –
a
4868930.SQ.FTS.B , 5 .371% , 6/21/33 .... 1,648 –
a
4868123.SQ.FTS.B , 5 .391% , 6/21/33 .... 533 –
a
4872677.SQ.FTS.B , 2 .973% , 6/22/33 .... 3,275 –
a
4873945.SQ.FTS.B , 3 .603% , 6/22/33 .... 3,094 –
a
4872471.SQ.FTS.B , 4 .22% , 6/22/33 ..... 1,391 –
a
4873268.SQ.FTS.B , 4 .403% , 6/22/33 .... 6,701 –
a
4874117.SQ.FTS.B , 4 .406% , 6/22/33 .... 3,922 –
a
4873083.SQ.FTS.B , 4 .538% , 6/22/33 .... 9,479 –
a
4871945.SQ.FTS.B , 4 .557% , 6/22/33 .... 5,985 –
a
4877319.SQ.FTS.B , 3 .555% , 6/25/33 .... 1,558 –
a
4877302.SQ.FTS.B , 4 .741% , 6/25/33 .... 624 –
a
4877812.SQ.FTS.B , 4 .225% , 6/26/33 .... 2,156 –
a
4880109.SQ.FTS.B , 3 .428% , 6/27/33 .... 10,497 –
a
4878164.SQ.FTS.B , 4 .56% , 6/27/33 ..... 1,101 –
a
4880047.SQ.FTS.B , 4 .945% , 6/27/33 .... 132 –
a
4881617.SQ.FTS.B , 2 .961% , 6/28/33 .... 1,646 –
a
4882604.SQ.FTS.B , 3 .791% , 6/28/33 .... 4,323 –
a
4880571.SQ.FTS.B , 4 .403% , 6/28/33 .... 14,651 –
a
4881988.SQ.FTS.B , 4 .56% , 6/28/33 ..... 41,908 3
a
4886936.SQ.FTS.B , 4 .56% , 6/30/33 ..... 29,822 –
a
4889578.SQ.FTS.B , 4 .874% , 7/01/33 .... 6,235 –
a
4891549.SQ.FTS.B , 4 .717% , 7/03/33 .... 3,445 –
a
4893163.SQ.FTS.B , 4 .716% , 7/04/33 .... 12,426 –
a
4901122.SQ.FTS.B , 3 .919% , 7/07/33 .... 611 –
a
4905832.SQ.FTS.B , 3 .893% , 7/10/33 .... 6,058 –
a
4907500.SQ.FTS.B , 4 .789% , 7/11/33 .... 4,190 –
a
4908035.SQ.FTS.B , 4 .87% , 7/11/33 ..... 5,837 –
a
4923842.SQ.FTS.B , 4 .565% , 7/16/33 .... 1,929 –
a
4924187.SQ.FTS.B , 3 .294% , 7/17/33 .... 357 –
a
4925184.SQ.FTS.B , 3 .774% , 7/18/33 .... 2,723 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
4925548.SQ.FTS.B , 4 .071% , 7/18/33 .... $ 16,715 $ –
a
4925972.SQ.FTS.B , 4 .287% , 7/18/33 .... 7,444 1
a
4926169.SQ.FTS.B , 5 .233% , 7/18/33 .... 261 –
a
4927104.SQ.FTS.B , 5 .031% , 7/19/33 .... 7,625 1
a
4937358.SQ.FTS.B , 4 .44% , 7/24/33 ..... 640 –
a
4938983.SQ.FTS.B , 2 .516% , 7/25/33 .... 1,318 –
a
4942412.SQ.FTS.B , 3 .587% , 7/26/33 .... 13,011 1
a
4955556.SQ.FTS.B , 3 .321% , 7/29/33 .... 1,340 –
a
4968011.SQ.FTS.B , 4 .403% , 8/02/33 .... 732 –
a
4968065.SQ.FTS.B , 4 .403% , 8/02/33 .... 9,113 –
a
4975394.SQ.FTS.B , 3 .941% , 8/05/33 .... 1,503 –
a
4981810.SQ.FTS.B , 3 .587% , 8/09/33 .... 904 –
a
4981564.SQ.FTS.B , 4 .735% , 8/09/33 .... 474 –
a
4989575.SQ.FTS.B , 4 .874% , 8/11/33 .... 1,283 –
a
4990812.SQ.FTS.B , 3 .57% , 8/12/33 ..... 3,319 –
a
4990427.SQ.FTS.B , 4 .183% , 8/12/33 .... 646 –
a
4991412.SQ.FTS.B , 5 .031% , 8/13/33 .... 1,244 –
a
4992493.SQ.FTS.B , 4 .403% , 8/14/33 .... 1,237 –
a
4993580.SQ.FTS.B , 4 .92% , 8/14/33 ..... 600 –
a
5006802.SQ.FTS.B , 5 .031% , 8/16/33 .... 7,127 –
a
5019192.SQ.FTS.B , 3 .57% , 8/17/33 ..... 10,195 1
a
5026306.SQ.FTS.B , 2 .39% , 8/19/33 ..... 5,011 –
a
5027172.SQ.FTS.B , 4 .88% , 8/21/33 ..... 156 –
a
5042184.SQ.FTS.B , 3 .774% , 8/25/33 .... 127 –
a
5044278.SQ.FTS.B , 4 .559% , 8/27/33 .... 3,591 –
a
5047301.SQ.FTS.B , 4 .403% , 8/28/33 .... 4,140 –
a
5053049.SQ.FTS.B , 4 .873% , 9/02/33 .... 110 –
a
5058089.SQ.FTS.B , 4 .56% , 9/03/33 ..... 14,655 –
a
5062108.SQ.FTS.B , 3 .866% , 9/05/33 .... 2,002 –
a
5065553.SQ.FTS.B , 4 .72% , 9/07/33 ..... 11,144 –
a
5075271.SQ.FTS.B , 5 .031% , 9/10/33 .... 1,219 –
a
5075922.SQ.FTS.B , 3 .308% , 9/11/33 .... 309 –
a
5075710.SQ.FTS.B , 3 .358% , 9/11/33 .... 2,580 –
a
5090985.SQ.FTS.B , 4 .55% , 9/17/33 ..... 383 –
a
5096024.SQ.FTS.B , 4 .292% , 9/21/33 .... 9,361 –
a
5096286.SQ.FTS.B , 4 .561% , 9/21/33 .... 250 –
a
5099070.SQ.FTS.B , 4 .881% , 9/22/33 .... 659 –
a
5102362.SQ.FTS.B , 4 .874% , 9/23/33 .... 26,662 –
a
5109707.SQ.FTS.B , 4 .553% , 9/25/33 .... 478 –
a
5110450.SQ.FTS.B , 4 .717% , 9/26/33 .... 4,298 –
a
5110232.SQ.FTS.B , 5 .212% , 9/26/33 .... 4,917 –
a
5114631.SQ.FTS.B , 4 .867% , 9/29/33 .... 2,038 –
a
5123870.SQ.FTS.B , 4 .277% , 9/30/33 .... 461 –
a
5123250.SQ.FTS.B , 4 .56% , 9/30/33 ..... 2,209 –
a
5118658.SQ.FTS.B , 4 .717% , 9/30/33 .... 542 –
a
5122398.SQ.FTS.B , 4 .719% , 9/30/33 .... 5,431 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
5130538.SQ.FTS.B , 4 .159% , 10/04/33 ... $ 2,193 $ –
a
5132890.SQ.FTS.B , 3 .78% , 10/05/33 .... 30,012 –
a
5135982.SQ.FTS.B , 4 .403% , 10/05/33 ... 11,822 1
a
5134488.SQ.FTS.B , 5 .87% , 10/05/33 .... 1,144 –
a
5138301.SQ.FTS.B , 4 .56% , 10/06/33 .... 2,419 –
a
5144732.SQ.FTS.B , 3 .953% , 10/07/33 ... 2,684 –
a
5142732.SQ.FTS.B , 4 .579% , 10/07/33 ... 163 –
a
5146188.SQ.FTS.B , 5 .34% , 10/08/33 .... 6,760 –
a
5155680.SQ.FTS.B , 4 .337% , 10/12/33 ... 521 –
a
5154060.SQ.FTS.B , 4 .403% , 10/12/33 ... 494 –
a
5156338.SQ.FTS.B , 4 .557% , 10/12/33 ... 2,755 –
a
5156676.SQ.FTS.B , 4 .56% , 10/12/33 .... 1,284 –
a
5160593.SQ.FTS.B , 4 .56% , 10/13/33 .... 14,723 –
a
5162594.SQ.FTS.B , 3 .459% , 10/14/33 ... 508 –
a
5163731.SQ.FTS.B , 4 .56% , 10/14/33 .... 7,221 –
a
5172784.SQ.FTS.B , 4 .558% , 10/17/33 ... 6,176 –
a
5179416.SQ.FTS.B , 4 .717% , 10/18/33 ... 2,654 –
a
5181201.SQ.FTS.B , 3 .655% , 10/19/33 ... 6,478 –
a
5183474.SQ.FTS.B , 4 .56% , 10/19/33 .... 575 –
a
5210392.SQ.FTS.B , 4 .454% , 10/23/33 ... 2,382 –
a
5220660.SQ.FTS.B , 4 .564% , 10/26/33 ... 1,536 –
a
5241436.SQ.FTS.B , 4 .563% , 11/01/33 ... 3,502 –
a
5243505.SQ.FTS.B , 4 .13% , 11/02/33 .... 20,719 1
a
5244949.SQ.FTS.B , 4 .556% , 11/02/33 ... 2,287 –
a
5245623.SQ.FTS.B , 4 .562% , 11/02/33 ... 4,046 –
a
5250769.SQ.FTS.B , 3 .293% , 11/03/33 ... 1,742 –
a
5250706.SQ.FTS.B , 3 .704% , 11/03/33 ... 1,023 –
a
5255302.SQ.FTS.B , 2 .584% , 11/04/33 ... 19,141 –
a
5254769.SQ.FTS.B , 3 .306% , 11/04/33 ... 1,097 –
a
5254554.SQ.FTS.B , 4 .558% , 11/04/33 ... 5,092 –
a
5266837.SQ.FTS.B , 3 .031% , 11/05/33 ... 3,783 –
a
5266476.SQ.FTS.B , 4 .563% , 11/05/33 ... 4,839 –
a
5262459.SQ.FTS.B , 4 .568% , 11/05/33 ... 220 –
a
5281103.SQ.FTS.B , 5 .979% , 11/10/33 ... 8,490 –
a
5293954.SQ.FTS.B , 3 .21% , 11/14/33 .... 344 –
a
5296287.SQ.FTS.B , 3 .774% , 11/16/33 ... 207 –
a
5305068.SQ.FTS.B , 4 .56% , 11/17/33 .... 77,744 –
a
5313405.SQ.FTS.B , 3 .938% , 11/18/33 ... 546 –
a
5316290.SQ.FTS.B , 4 .577% , 11/19/33 ... 884 –
a
5322693.SQ.FTS.B , 5 .031% , 11/20/33 ... 874 –
a
5325004.SQ.FTS.B , 5 .207% , 11/22/33 ... 1,379 –
a
5330101.SQ.FTS.B , 3 .774% , 11/23/33 ... 1,778 –
a
5328895.SQ.FTS.B , 4 .563% , 11/23/33 ... 2,371 –
a
5329785.SQ.FTS.B , 4 .717% , 11/23/33 ... 1,629 –
a
5363132.SQ.FTS.B , 5 .031% , 11/26/33 ... 7,301 –
a
5374200.SQ.FTS.B , 3 .996% , 11/27/33 ... 7,532 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
5372948.SQ.FTS.B , 4 .559% , 11/27/33 ... $ 7,104 $ –
a
5380422.SQ.FTS.B , 4 .56% , 11/27/33 .... 12,758 –
a
5381740.SQ.FTS.B , 3 .913% , 11/29/33 ... 733 –
a
5394107.SQ.FTS.B , 4 .552% , 11/30/33 ... 101 –
a
5411337.SQ.FTS.B , 3 .132% , 12/01/33 ... 839 –
a
5400388.SQ.FTS.B , 3 .308% , 12/01/33 ... 2,133 –
a
5414769.SQ.FTS.B , 3 .883% , 12/01/33 ... 2,336 –
a
5414116.SQ.FTS.B , 4 .215% , 12/01/33 ... 15,698 –
a
5462926.SQ.FTS.B , 4 .214% , 12/03/33 ... 3,148 –
a
5473313.SQ.FTS.B , 4 .528% , 12/04/33 ... 665 –
a
5474055.SQ.FTS.B , 4 .563% , 12/05/33 ... 1,008 –
a
5518301.SQ.FTS.B , 3 .302% , 12/08/33 ... 22,861 1
a
5507161.SQ.FTS.B , 4 .561% , 12/08/33 ... 8,476 –
a
5528209.SQ.FTS.B , 3 .774% , 12/09/33 ... 9,462 –
a
5534237.SQ.FTS.B , 3 .985% , 12/09/33 ... 6,220 –
a
5532399.SQ.FTS.B , 5 .225% , 12/09/33 ... 1,906 –
a
5537587.SQ.FTS.B , 4 .207% , 12/10/33 ... 2,687 –
a
5540468.SQ.FTS.B , 5 .594% , 12/11/33 ... 1,805 –
a
5550397.SQ.FTS.B , 4 .403% , 12/14/33 ... 15,348 –
a
5557572.SQ.FTS.B , 3 .296% , 12/15/33 ... 1,381 –
a
5554806.SQ.FTS.B , 4 .057% , 12/15/33 ... 1,418 –
a
5565348.SQ.FTS.B , 4 .56% , 12/17/33 .... 8,568 –
a
5565100.SQ.FTS.B , 4 .874% , 12/17/33 ... 1,552 –
a
5568047.SQ.FTS.B , 4 .875% , 12/18/33 ... 25,893 –
a
5571589.SQ.FTS.B , 4 .555% , 12/20/33 ... 1,376 –
a
5575033.SQ.FTS.B , 4 .551% , 12/21/33 ... 1,017 –
a
5584916.SQ.FTS.B , 3 .774% , 12/24/33 ... 3,248 –
a
5588007.SQ.FTS.B , 3 .301% , 12/25/33 ... 16,177 –
a
5588652.SQ.FTS.B , 4 .275% , 12/25/33 ... 14 –
a
5588372.SQ.FTS.B , 5 .031% , 12/25/33 ... 8,728 –
a
5588819.SQ.FTS.B , 4 .891% , 12/26/33 ... 1,320 –
a
5595419.SQ.FTS.B , 3 .858% , 12/28/33 ... 1,222 –
a
5594146.SQ.FTS.B , 4 .047% , 12/28/33 ... 3,596 –
a
5598446.SQ.FTS.B , 3 .281% , 12/29/33 ... 607 –
a
5597324.SQ.FTS.B , 3 .296% , 12/29/33 ... 341 –
a
5600512.SQ.FTS.B , 4 .406% , 12/29/33 ... 8,322 –
a
5600497.SQ.FTS.B , 4 .41% , 12/29/33 .... 130 –
a
5610840.SQ.FTS.B , 3 .305% , 12/30/33 ... 7,751 –
a
5615484.SQ.FTS.B , 5 .031% , 1/01/34 .... 9,295 –
a
5618906.SQ.FTS.B , 4 .56% , 1/03/34 ..... 2,590 –
a
5624747.SQ.FTS.B , 3 .297% , 1/05/34 .... 1,208 –
a
5622466.SQ.FTS.B , 5 .37% , 1/05/34 ..... 1,396 –
a
5628952.SQ.FTS.B , 4 .715% , 1/06/34 .... 4,403 –
a
5627076.SQ.FTS.B , 4 .717% , 1/06/34 .... 7,284 –
a
5627773.SQ.FTS.B , 4 .724% , 1/06/34 .... 1,198 –
a
5641349.SQ.FTS.B , 4 .379% , 1/07/34 .... 1,084 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
5662108.SQ.FTS.B , 5 .031% , 1/11/34 .... $ 6,816 $ –
a
5662396.SQ.FTS.B , 5 .66% , 1/11/34 ..... 879 –
a
5667327.SQ.FTS.B , 4 .921% , 1/12/34 .... 22,164 1
a
5694516.SQ.FTS.B , 3 .774% , 1/14/34 .... 4,108 –
a
5718687.SQ.FTS.B , 4 .559% , 1/20/34 .... 187 –
a
5719839.SQ.FTS.B , 4 .717% , 1/20/34 .... 7,877 –
a
5729235.SQ.FTS.B , 3 .774% , 1/21/34 .... 3,033 1
a
5734498.SQ.FTS.B , 3 .302% , 1/22/34 .... 1,621 –
a
5732468.SQ.FTS.B , 3 .883% , 1/22/34 .... 186 –
a
5739159.SQ.FTS.B , 4 .561% , 1/25/34 .... 13,484 1
a
5738195.SQ.FTS.B , 4 .874% , 1/25/34 .... 854 –
a
5742284.SQ.FTS.B , 4 .56% , 1/26/34 ..... 5,681 –
a
5741356.SQ.FTS.B , 4 .738% , 1/26/34 .... 1,619 –
a
5744108.SQ.FTS.B , 3 .774% , 1/27/34 .... 995 –
a
5754674.SQ.FTS.B , 3 .492% , 1/29/34 .... 2,696 –
a
5754537.SQ.FTS.B , 5 .136% , 1/29/34 .... 930 –
a
5762467.SQ.FTS.B , 4 .375% , 2/01/34 .... 2,052 –
a
5768898.SQ.FTS.B , 4 .723% , 2/03/34 .... 1,889 –
a
5774005.SQ.FTS.B , 3 .923% , 2/04/34 .... 1,473 –
a
5774288.SQ.FTS.B , 4 .313% , 2/04/34 .... 779 –
a
5779587.SQ.FTS.B , 4 .557% , 2/06/34 .... 969 –
a
5779612.SQ.FTS.B , 5 .251% , 2/06/34 .... 3,348 –
a
5784284.SQ.FTS.B , 5 .031% , 2/08/34 .... 5,640 –
a
5787095.SQ.FTS.B , 5 .031% , 2/09/34 .... 491 –
a
5790156.SQ.FTS.B , 4 .69% , 2/10/34 ..... 1,282 –
a
5790251.SQ.FTS.B , 5 .258% , 2/10/34 .... 2,713 –
a
5801823.SQ.FTS.B , 4 .555% , 2/11/34 .... 903 –
a
5806812.SQ.FTS.B , 4 .867% , 2/11/34 .... 369 –
a
5803772.SQ.FTS.B , 4 .885% , 2/11/34 .... 752 –
a
5802372.SQ.FTS.B , 5 .156% , 2/11/34 .... 5,979 –
a
5807339.SQ.FTS.B , 4 .56% , 2/12/34 ..... 7,842 –
a
5807048.SQ.FTS.B , 5 .022% , 2/12/34 .... 412 –
a
5813279.SQ.FTS.B , 5 .037% , 2/12/34 .... 2,311 –
a
5813539.SQ.FTS.B , 5 .161% , 2/13/34 .... 2,195 –
a
5821573.SQ.FTS.B , 3 .29% , 2/16/34 ..... 1,346 –
a
5820502.SQ.FTS.B , 4 .559% , 2/16/34 .... 2,422 –
a
5820697.SQ.FTS.B , 5 .042% , 2/16/34 .... 1,220 –
a
5830235.SQ.FTS.B , 4 .561% , 2/18/34 .... 10,562 –
a
5833923.SQ.FTS.B , 3 .305% , 2/19/34 .... 3,357 –
a
5833277.SQ.FTS.B , 3 .77% , 2/19/34 ..... 1,687 –
a
5833649.SQ.FTS.B , 4 .561% , 2/19/34 .... 7,646 –
a
5834289.SQ.FTS.B , 4 .571% , 2/20/34 .... 378 –
a
5836241.SQ.FTS.B , 3 .964% , 2/22/34 .... 4,473 –
a
5837692.SQ.FTS.B , 4 .558% , 2/22/34 .... 978 –
a
5837836.SQ.FTS.B , 4 .939% , 2/22/34 .... 3,875 –
a
5842217.SQ.FTS.B , 5 .058% , 2/23/34 .... 755 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
5843755.SQ.FTS.B , 4 .56% , 2/24/34 ..... $ 5,701 $ –
a
5845038.SQ.FTS.B , 4 .565% , 2/24/34 .... 533 –
a
5845026.SQ.FTS.B , 4 .612% , 2/24/34 .... 716 –
a
5848518.SQ.FTS.B , 5 .073% , 2/25/34 .... 389 –
a
5851164.SQ.FTS.B , 5 .252% , 2/25/34 .... 26,208 –
a
5852732.SQ.FTS.B , 3 .963% , 2/26/34 .... 6,024 –
a
5854302.SQ.FTS.B , 5 .443% , 2/26/34 .... 3,389 –
a
5855717.SQ.FTS.B , 5 .201% , 2/27/34 .... 1,319 –
a
5856105.SQ.FTS.B , 3 .975% , 2/28/34 .... 78 –
a
5862719.SQ.FTS.B , 5 .093% , 2/28/34 .... 4,110 –
a
5861074.SQ.FTS.B , 5 .155% , 2/28/34 .... 2,179 –
a
5867284.SQ.FTS.B , 5 .162% , 2/28/34 .... 4,758 –
a
5871974.SQ.FTS.B , 5 .451% , 3/01/34 .... 354 –
a
5876337.SQ.FTS.B , 4 .753% , 3/02/34 .... 2,139 –
a
5877622.SQ.FTS.B , 5 .369% , 3/03/34 .... 1,737 –
a
5881097.SQ.FTS.B , 4 .688% , 3/06/34 .... 1,672 –
a
5890652.SQ.FTS.B , 4 .753% , 3/08/34 .... 2,944 –
a
5889950.SQ.FTS.B , 5 .031% , 3/08/34 .... 2,001 –
a
5894262.SQ.FTS.B , 5 .285% , 3/09/34 .... 6,335 –
a
5894989.SQ.FTS.B , 4 .743% , 3/10/34 .... 1,832 –
a
5901715.SQ.FTS.B , 4 .835% , 3/13/34 .... 491 –
a
5901096.SQ.FTS.B , 5 .031% , 3/13/34 .... 8,515 –
a
5912773.SQ.FTS.B , 5 .439% , 3/16/34 .... 13,179 –
a
5918667.SQ.FTS.B , 4 .531% , 3/20/34 .... 495 –
a
5924210.SQ.FTS.B , 4 .748% , 3/21/34 .... 11,933 2
a
5925246.SQ.FTS.B , 5 .031% , 3/21/34 .... 3,145 1
a
5922874.SQ.FTS.B , 5 .44% , 3/21/34 ..... 9,877 –
a
5929107.SQ.FTS.B , 4 .021% , 3/22/34 .... 4,507 –
a
5930081.SQ.FTS.B , 5 .526% , 3/22/34 .... 1,383 –
a
5934510.SQ.FTS.B , 5 .52% , 3/24/34 ..... 877 –
a
5938544.SQ.FTS.B , 5 .156% , 3/26/34 .... 8,920 –
a
5937710.SQ.FTS.B , 5 .377% , 3/26/34 .... 9,403 –
a
5941408.SQ.FTS.B , 5 .034% , 3/27/34 .... 4,263 –
a
5951713.SQ.FTS.B , 4 .741% , 3/29/34 .... 1,763 –
a
5950325.SQ.FTS.B , 4 .754% , 3/29/34 .... 1,266 –
a
5951743.SQ.FTS.B , 5 .094% , 3/29/34 .... 6,697 –
a
5949246.SQ.FTS.B , 5 .103% , 3/29/34 .... 2,143 –
a
5954057.SQ.FTS.B , 5 .283% , 3/30/34 .... 10,357 –
a
5956156.SQ.FTS.B , 5 .536% , 4/01/34 .... 4,565 –
a
5956226.SQ.FTS.B , 4 .307% , 4/02/34 .... 5,662 –
a
5966970.SQ.FTS.B , 4 .53% , 4/05/34 ..... 6,042 1
a
5966004.SQ.FTS.B , 5 .031% , 4/05/34 .... 23,482 –
a
5972346.SQ.FTS.B , 4 .588% , 4/06/34 .... 594 –
a
5974110.SQ.FTS.B , 5 .031% , 4/06/34 .... 760 –
a
5972193.SQ.FTS.B , 5 .097% , 4/06/34 .... 2,834 –
a
5977756.SQ.FTS.B , 5 .376% , 4/07/34 .... 10,251 1
Description
Principal
Amount Value
Block, Inc. (continued)
a
5978395.SQ.FTS.B , 4 .748% , 4/08/34 .... $ 5,654 $ –
a
5980004.SQ.FTS.B , 4 .433% , 4/10/34 .... 14,671 –
a
5980834.SQ.FTS.B , 5 .536% , 4/10/34 .... 2,059 –
a
5983711.SQ.FTS.B , 5 .433% , 4/11/34 .... 170 –
a
5984682.SQ.FTS.B , 5 .198% , 4/12/34 .... 390 –
a
5986413.SQ.FTS.B , 5 .546% , 4/12/34 .... 2,347 –
a
5989761.SQ.FTS.B , 4 .034% , 4/13/34 .... 125 –
a
5991501.SQ.FTS.B , 4 .764% , 4/13/34 .... 1,416 –
a
5991559.SQ.FTS.B , 4 .843% , 4/13/34 .... 2,551 –
a
5996138.SQ.FTS.B , 4 .907% , 4/14/34 .... 2,468 –
a
5997621.SQ.FTS.B , 5 .542% , 4/16/34 .... 2,321 –
a
6000204.SQ.FTS.B , 4 .02% , 4/17/34 ..... 175 –
a
6003035.SQ.FTS.B , 4 .748% , 4/18/34 .... 40,734 –
a
6003010.SQ.FTS.B , 5 .031% , 4/18/34 .... 1,626 –
a
6007679.SQ.FTS.B , 5 .039% , 4/19/34 .... 2,522 –
a
6006837.SQ.FTS.B , 5 .189% , 4/19/34 .... 11,360 –
a
6007073.SQ.FTS.B , 5 .552% , 4/19/34 .... 72 –
a
6013787.SQ.FTS.B , 4 .852% , 4/21/34 .... 291 –
a
6014176.SQ.FTS.B , 5 .191% , 4/21/34 .... 76 –
a
6015922.SQ.FTS.B , 4 .75% , 4/22/34 ..... 2,381 –
a
6020766.SQ.FTS.B , 4 .032% , 4/24/34 .... 1,785 –
a
6017671.SQ.FTS.B , 4 .92% , 4/24/34 ..... 1,081 –
a
6022726.SQ.FTS.B , 4 .747% , 4/25/34 .... 440 –
a
6021277.SQ.FTS.B , 5 .031% , 4/25/34 .... 4,902 –
a
6026398.SQ.FTS.B , 4 .913% , 4/26/34 .... 2,245 –
a
6025558.SQ.FTS.B , 5 .46% , 4/26/34 ..... 833 –
a
6032149.SQ.FTS.B , 5 .157% , 4/27/34 .... 1,557 –
a
6033308.SQ.FTS.B , 5 .157% , 4/28/34 .... 2,943 –
a
6038307.SQ.FTS.B , 4 .906% , 4/30/34 .... 11,023 –
a
6041701.SQ.FTS.B , 5 .535% , 4/30/34 .... 6,983 –
a
6041983.SQ.FTS.B , 4 .748% , 5/01/34 .... 40,970 1
a
6046321.SQ.FTS.B , 4 .753% , 5/02/34 .... 4,007 –
a
6047820.SQ.FTS.B , 5 .027% , 5/02/34 .... 649 –
a
6046375.SQ.FTS.B , 5 .383% , 5/02/34 .... 3,150 –
a
6057856.SQ.FTS.B , 5 .437% , 5/04/34 .... 4,257 –
a
6059813.SQ.FTS.B , 4 .525% , 5/06/34 .... 6,787 –
a
6063093.SQ.FTS.B , 5 .28% , 5/07/34 ..... 3,406 –
a
6120938.SQ.FTS.B , 5 .158% , 5/09/34 .... 17,933 –
a
6120756.SQ.FTS.B , 5 .393% , 5/09/34 .... 192 –
a
6122715.SQ.FTS.B , 4 .528% , 5/10/34 .... 45,745 2
a
6126608.SQ.FTS.B , 5 .537% , 5/12/34 .... 4,440 –
a
6127374.SQ.FTS.B , 4 .748% , 5/13/34 .... 2,574 –
a
6127192.SQ.FTS.B , 4 .906% , 5/13/34 .... 2,501 –
a
6134623.SQ.FTS.B , 4 .528% , 5/15/34 .... 17,381 –
a
6133707.SQ.FTS.B , 4 .938% , 5/15/34 .... 11,499 –
a
6135248.SQ.FTS.B , 4 .751% , 5/16/34 .... 8,060 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
6135022.SQ.FTS.B , 5 .156% , 5/16/34 .... $ 3,251 $ –
a
6136481.SQ.FTS.B , 5 .442% , 5/16/34 .... 4,428 –
a
6139899.SQ.FTS.B , 4 .526% , 5/17/34 .... 5,390 1
a
6141598.SQ.FTS.B , 5 .031% , 5/17/34 .... 3,417 –
a
6141840.SQ.FTS.B , 5 .164% , 5/17/34 .... 3,171 –
a
6144839.SQ.FTS.B , 4 .746% , 5/18/34 .... 884 7
a
6145876.SQ.FTS.B , 5 .538% , 5/18/34 .... 2,747 –
a
6147492.SQ.FTS.B , 5 .429% , 5/19/34 .... 224 –
a
6147217.SQ.FTS.B , 5 .456% , 5/19/34 .... 462 –
a
6151254.SQ.FTS.B , 5 .031% , 5/21/34 .... 33,491 67
a
6149785.SQ.FTS.B , 5 .377% , 5/21/34 .... 1,256 –
a
6153219.SQ.FTS.B , 5 .372% , 5/22/34 .... 2,899 6
a
6155930.SQ.FTS.B , 5 .438% , 5/22/34 .... 9,003 2
a
6157670.SQ.FTS.B , 4 .54% , 5/23/34 ..... 895 –
a
6158976.SQ.FTS.B , 5 .153% , 5/23/34 .... 478 –
a
6157661.SQ.FTS.B , 5 .546% , 5/23/34 .... 955 –
a
6161004.SQ.FTS.B , 5 .16% , 5/24/34 ..... 1,742 –
a
6163115.SQ.FTS.B , 4 .748% , 5/25/34 .... 9,867 –
a
6161916.SQ.FTS.B , 5 .433% , 5/25/34 .... 3,028 –
a
6163558.SQ.FTS.B , 5 .559% , 5/25/34 .... 676 5
a
6165678.SQ.FTS.B , 5 .542% , 5/27/34 .... 4,327 1
a
6169587.SQ.FTS.B , 5 .534% , 5/28/34 .... 3,516 –
a
6174665.SQ.FTS.B , 4 .525% , 5/30/34 .... 517 –
a
6181401.SQ.FTS.B , 5 .296% , 6/01/34 .... 341 –
a
6182359.SQ.FTS.B , 4 .749% , 6/02/34 .... 1,131 29
a
6190783.SQ.FTS.B , 4 .732% , 6/05/34 .... 1,090 –
a
6194735.SQ.FTS.B , 4 .522% , 6/06/34 .... 908 –
a
6192067.SQ.FTS.B , 4 .777% , 6/06/34 .... 497 –
a
6200609.SQ.FTS.B , 5 .427% , 6/07/34 .... 1,061 –
a
6196734.SQ.FTS.B , 5 .451% , 6/07/34 .... 1,042 1
a
6196936.SQ.FTS.B , 5 .533% , 6/07/34 .... 1,154 –
a
6204820.SQ.FTS.B , 5 .387% , 6/08/34 .... 1,654 1
a
6207861.SQ.FTS.B , 4 .748% , 6/09/34 .... 37,929 6
a
6207369.SQ.FTS.B , 5 .154% , 6/09/34 .... 618 –
a
6213794.SQ.FTS.B , 5 .44% , 6/12/34 ..... 3,389 1
a
6216601.SQ.FTS.B , 4 .743% , 6/13/34 .... 2,272 1
a
6215032.SQ.FTS.B , 5 .286% , 6/13/34 .... 3,341 4
a
6216579.SQ.FTS.B , 5 .513% , 6/13/34 .... 580 –
a
6220076.SQ.FTS.B , 4 .749% , 6/14/34 .... 3,725 1
a
6220695.SQ.FTS.B , 4 .749% , 6/14/34 .... 23,011 10
a
6226503.SQ.FTS.B , 4 .75% , 6/15/34 ..... 3,035 2
a
6234555.SQ.FTS.B , 4 .322% , 6/16/34 .... 1,536 –
a
6229129.SQ.FTS.B , 4 .749% , 6/16/34 .... 44,854 652
a
6228415.SQ.FTS.B , 5 .157% , 6/16/34 .... 125 –
a
6235160.SQ.FTS.B , 5 .436% , 6/17/34 .... 6,431 2
a
6235824.SQ.FTS.B , 5 .588% , 6/17/34 .... 1,663 3
Description
Principal
Amount Value
Block, Inc. (continued)
a
6235797.SQ.FTS.B , 5 .66% , 6/17/34 ..... $ 5,020 $ 1
a
6236427.SQ.FTS.B , 5 .252% , 6/18/34 .... 10,363 4
a
6240143.SQ.FTS.B , 5 .374% , 6/19/34 .... 3,654 2
a
6240208.SQ.FTS.B , 5 .279% , 6/20/34 .... 5,830 1
a
6244041.SQ.FTS.B , 4 .54% , 6/21/34 ..... 154 –
a
6245007.SQ.FTS.B , 5 .283% , 6/21/34 .... 832 –
a
6255542.SQ.FTS.B , 4 .73% , 6/24/34 ..... 396 –
a
6255997.SQ.FTS.B , 4 .749% , 6/25/34 .... 1,357 –
a
6255909.SQ.FTS.B , 5 .627% , 6/25/34 .... 975 –
a
6256740.SQ.FTS.B , 5 .445% , 6/26/34 .... 688 1
a
6262497.SQ.FTS.B , 4 .747% , 6/28/34 .... 8,184 3
a
6265155.SQ.FTS.B , 5 .595% , 6/29/34 .... 6,047 3
a
6270473.SQ.FTS.B , 5 .751% , 6/30/34 .... 3,312 1
a
6276763.SQ.FTS.B , 5 .129% , 7/04/34 .... 2,289 4
a
6276874.SQ.FTS.B , 5 .603% , 7/04/34 .... 1,212 32
a
6277246.SQ.FTS.B , 5 .66% , 7/04/34 ..... 349 –
a
6279862.SQ.FTS.B , 5 .472% , 7/05/34 .... 16,989 4
a
6280869.SQ.FTS.B , 5 .476% , 7/05/34 .... 4,517 5
a
6284870.SQ.FTS.B , 4 .748% , 7/06/34 .... 4,590 5
a
6286798.SQ.FTS.B , 5 .127% , 7/09/34 .... 3,737 4
a
6290969.SQ.FTS.B , 4 .743% , 7/10/34 .... 1,070 1
a
6304870.SQ.FTS.B , 4 .529% , 7/15/34 .... 15,082 16
a
6304502.SQ.FTS.B , 5 .378% , 7/15/34 .... 9,016 264
a
6306494.SQ.FTS.B , 4 .969% , 7/17/34 .... 12,186 15
a
6308429.SQ.FTS.B , 5 .595% , 7/17/34 .... 715 1
a
6308976.SQ.FTS.B , 5 .752% , 7/18/34 .... 3,197 2
a
6314524.SQ.FTS.B , 5 .124% , 7/19/34 .... 3,531 358
a
6315256.SQ.FTS.B , 5 .447% , 7/19/34 .... 3,856 2
a
6314730.SQ.FTS.B , 5 .66% , 7/19/34 ..... 3,074 2
a
6319933.SQ.FTS.B , 5 .378% , 7/21/34 .... 14,196 10
a
6320178.SQ.FTS.B , 5 .441% , 7/22/34 .... 3,234 3
a
6321758.SQ.FTS.B , 4 .967% , 7/23/34 .... 4,486 6
a
6353710.SQ.FTS.B , 5 .441% , 7/24/34 .... 4,027 2
a
6352903.SQ.FTS.B , 5 .593% , 7/24/34 .... 2,446 4
a
6355005.SQ.FTS.B , 4 .969% , 7/25/34 .... 11,762 16
a
6364953.SQ.FTS.B , 4 .531% , 7/27/34 .... 4,175 6
a
6362699.SQ.FTS.B , 4 .969% , 7/27/34 .... 42,087 52
a
6369186.SQ.FTS.B , 5 .246% , 7/30/34 .... 158 –
a
6373846.SQ.FTS.B , 4 .747% , 7/31/34 .... 4,529 19
a
6378691.SQ.FTS.B , 5 .126% , 8/02/34 .... 5,925 8
a
6385845.SQ.FTS.B , 4 .767% , 8/04/34 .... 326 –
a
6385666.SQ.FTS.B , 5 .66% , 8/04/34 ..... 1,880 4
a
6390840.SQ.FTS.B , 5 .66% , 8/07/34 ..... 3,830 7
a
6394386.SQ.FTS.B , 5 .362% , 8/08/34 .... 816 2
a
6403479.SQ.FTS.B , 5 .126% , 8/10/34 .... 3,187 4
a
6401953.SQ.FTS.B , 5 .427% , 8/10/34 .... 876 2

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
6401970.SQ.FTS.B , 5 .442% , 8/10/34 .... $ 1,665 $ 3
a
6404445.SQ.FTS.B , 5 .139% , 8/11/34 .... 1,220 3
a
6405166.SQ.FTS.B , 5 .252% , 8/12/34 .... 19,913 53
a
6407824.SQ.FTS.B , 4 .73% , 8/13/34 ..... 460 1
a
6408523.SQ.FTS.B , 5 .252% , 8/13/34 .... 5,951 6
a
6409863.SQ.FTS.B , 4 .525% , 8/14/34 .... 1,085 4
a
6411150.SQ.FTS.B , 5 .377% , 8/14/34 .... 2,180 8
a
6414405.SQ.FTS.B , 4 .765% , 8/15/34 .... 1,715 1
a
6414098.SQ.FTS.B , 5 .76% , 8/15/34 ..... 3,987 15
a
6420149.SQ.FTS.B , 4 .971% , 8/16/34 .... 12,660 38
a
6423702.SQ.FTS.B , 5 .253% , 8/17/34 .... 19,955 22
a
6425796.SQ.FTS.B , 4 .745% , 8/20/34 .... 408 54
a
6426793.SQ.FTS.B , 4 .749% , 8/20/34 .... 568 1
a
6428407.SQ.FTS.B , 5 .439% , 8/21/34 .... 7,388 9
a
6429640.SQ.FTS.B , 5 .441% , 8/21/34 .... 5,813 32
a
6427509.SQ.FTS.B , 5 .664% , 8/21/34 .... 4,726 13
a
6430566.SQ.FTS.B , 4 .749% , 8/22/34 .... 283 41
a
6439475.SQ.FTS.B , 5 .256% , 8/23/34 .... 709 3
a
6439293.SQ.FTS.B , 5 .472% , 8/23/34 .... 7,365 45
a
6441111.SQ.FTS.B , 4 .964% , 8/24/34 ..... 680 3
a
6441614.SQ.FTS.B , 4 .969% , 8/24/34 .... 1,140 189
a
6443707.SQ.FTS.B , 5 .598% , 8/24/34 .... 35,282 100
a
6445162.SQ.FTS.B , 4 .527% , 8/26/34 .... 2,254 365
a
6448554.SQ.FTS.B , 4 .743% , 8/27/34 .... 1,900 5
a
6447640.SQ.FTS.B , 4 .974% , 8/27/34 .... 2,396 9
a
6448205.SQ.FTS.B , 5 .252% , 8/27/34 .... 7,623 16
a
6448059.SQ.FTS.B , 5 .471% , 8/27/34 .... 5,140 17
a
6447919.SQ.FTS.B , 5 .597% , 8/27/34 .... 267 2
a
6448382.SQ.FTS.B , 5 .756% , 8/27/34 .... 3,929 561
a
6452451.SQ.FTS.B , 4 .748% , 8/28/34 .... 3,082 16
a
6462554.SQ.FTS.B , 5 .251% , 9/03/34 .... 7,562 10
a
6463889.SQ.FTS.B , 5 .253% , 9/04/34 .... 16,330 42
a
6464362.SQ.FTS.B , 5 .66% , 9/04/34 ..... 4,169 14
a
6463733.SQ.FTS.B , 5 .767% , 9/04/34 .... 1,252 240
a
6468636.SQ.FTS.B , 5 .663% , 9/06/34 .... 10,598 18
a
6477840.SQ.FTS.B , 5 .247% , 9/09/34 .... 3,007 11
a
6478752.SQ.FTS.B , 5 .436% , 9/09/34 .... 2,553 5
a
6479843.SQ.FTS.B , 5 .596% , 9/09/34 .... 2,419 15
a
6484618.SQ.FTS.B , 4 .751% , 9/10/34 .... 4,048 566
a
6482925.SQ.FTS.B , 5 .473% , 9/10/34 .... 4,228 308
a
6483587.SQ.FTS.B , 5 .597% , 9/10/34 .... 6,888 1,016
a
6485200.SQ.FTS.B , 5 .126% , 9/11/34 .... 6,526 7
a
6485862.SQ.FTS.B , 4 .529% , 9/12/34 .... 13,536 33
a
6486219.SQ.FTS.B , 4 .742% , 9/12/34 .... 389 1
a
6487587.SQ.FTS.B , 4 .735% , 9/13/34 .... 1,298 4
a
6487981.SQ.FTS.B , 4 .741% , 9/13/34 .... 1,310 2
Description
Principal
Amount Value
Block, Inc. (continued)
a
6492780.SQ.FTS.B , 5 .377% , 9/14/34 .... $ 14,698 $ 1,017
a
6492212.SQ.FTS.B , 5 .597% , 9/14/34 .... 11,554 29
a
6494237.SQ.FTS.B , 4 .969% , 9/15/34 .... 1,303 5
a
6496902.SQ.FTS.B , 5 .473% , 9/15/34 .... 6,581 14
a
6494041.SQ.FTS.B , 6 .072% , 9/15/34 .... 2,210 4
a
6499048.SQ.FTS.B , 4 .968% , 9/16/34 .... 6,099 742
a
6500866.SQ.FTS.B , 5 .031% , 9/16/34 .... 4,974 16
a
6499996.SQ.FTS.B , 5 .472% , 9/16/34 .... 487 2
a
6504715.SQ.FTS.B , 5 .125% , 9/17/34 .... 2,724 6
a
6505793.SQ.FTS.B , 5 .124% , 9/18/34 .... 2,242 8
a
6506509.SQ.FTS.B , 4 .766% , 9/19/34 .... 21 –
a
6510179.SQ.FTS.B , 4 .749% , 9/20/34 .... 24,604 71
a
6511415.SQ.FTS.B , 5 .129% , 9/21/34 .... 2,844 14
a
6514021.SQ.FTS.B , 5 .218% , 9/21/34 .... 1,519 281
a
6512222.SQ.FTS.B , 6 .161% , 9/21/34 .... 2,610 9
a
6516725.SQ.FTS.B , 4 .747% , 9/22/34 .... 3,769 13
a
6514949.SQ.FTS.B , 5 .129% , 9/22/34 .... 6,188 20
a
6520131.SQ.FTS.B , 4 .971% , 9/23/34 .... 769 140
a
6521243.SQ.FTS.B , 5 .442% , 9/23/34 .... 2,252 15
a
6519286.SQ.FTS.B , 5 .618% , 9/23/34 .... 873 3
a
6525421.SQ.FTS.B , 5 .412% , 9/24/34 .... 181 1
a
6525021.SQ.FTS.B , 5 .601% , 9/24/34 .... 4,842 491
a
6526070.SQ.FTS.B , 5 .251% , 9/25/34 .... 839 2
a
6526542.SQ.FTS.B , 4 .748% , 9/26/34 .... 8,253 1,499
a
6526856.SQ.FTS.B , 5 .445% , 9/26/34 .... 362 91
a
6526493.SQ.FTS.B , 5 .58% , 9/26/34 ..... 1,269 6
a
6527010.SQ.FTS.B , 5 .765% , 9/26/34 .... 515 1
a
6529506.SQ.FTS.B , 5 .237% , 9/27/34 .... 313 2
a
6537839.SQ.FTS.B , 4 .969% , 9/29/34 .... 7,900 16
a
6536665.SQ.FTS.B , 5 .409% , 9/29/34 .... 29 5
a
6535332.SQ.FTS.B , 5 .61% , 9/29/34 ..... 2,055 5
a
6540169.SQ.FTS.B , 4 .717% , 9/30/34 .... 349 2
a
6546312.SQ.FTS.B , 4 .843% , 9/30/34 .... 7,082 22
a
6546599.SQ.FTS.B , 5 .046% , 9/30/34 .... 729 5
a
6545807.SQ.FTS.B , 5 .66% , 9/30/34 ..... 2,423 13
a
6548112.SQ.FTS.B , 4 .31% , 10/02/34 .... 3,856 8
a
6550814.SQ.FTS.B , 4 .755% , 10/03/34 ... 4,948 7
a
6552779.SQ.FTS.B , 5 .26% , 10/04/34 .... 365 68
a
6554172.SQ.FTS.B , 5 .758% , 10/04/34 ... 370 2
a
6556061.SQ.FTS.B , 5 .366% , 10/05/34 ... 74 –
a
6566878.SQ.FTS.B , 6 .155% , 10/08/34 ... 445 3
a
6567237.SQ.FTS.B , 4 .655% , 10/09/34 ... 18,447 43
a
6567114.SQ.FTS.B , 4 .754% , 10/09/34 ... 1,756 7
a
6567779.SQ.FTS.B , 4 .935% , 10/10/34 ... 5,256 30
a
6574116.SQ.FTS.B , 5 .679% , 10/11/34 ... 1,449 4
a
6571593.SQ.FTS.B , 5 .755% , 10/11/34 ... 12,853 35

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
6577574.SQ.FTS.B , 5 .186% , 10/12/34 ... $ 548 $ 5
a
6581222.SQ.FTS.B , 5 .66% , 10/13/34 .... 596 3
a
6582526.SQ.FTS.B , 6 .412% , 10/13/34 ... 2,123 7
a
6584354.SQ.FTS.B , 4 .591% , 10/14/34 ... 4,166 674
a
6585824.SQ.FTS.B , 5 .188% , 10/14/34 ... 632 3
a
6584142.SQ.FTS.B , 6 .157% , 10/14/34 ... 331 75
a
6587169.SQ.FTS.B , 5 .125% , 10/15/34 ... 6,563 37
a
6586640.SQ.FTS.B , 5 .581% , 10/15/34 ... 185 18
a
6587941.SQ.FTS.B , 5 .764% , 10/16/34 ... 781 148
a
6587383.SQ.FTS.B , 6 .248% , 10/16/34 ... 549 2
a
6590442.SQ.FTS.B , 5 .756% , 10/17/34 ... 10,462 48
a
6591293.SQ.FTS.B , 5 .759% , 10/17/34 ... 3,441 676
a
6594291.SQ.FTS.B , 6 .163% , 10/18/34 ... 6,540 44
a
6598899.SQ.FTS.B , 5 .565% , 10/20/34 ... 6,856 47
a
6602728.SQ.FTS.B , 5 .418% , 10/21/34 ... 117 –
a
6602960.SQ.FTS.B , 6 .007% , 10/21/34 ... 2,073 7
a
6604310.SQ.FTS.B , 6 .417% , 10/21/34 ... 799 3
a
6604504.SQ.FTS.B , 4 .717% , 10/22/34 ... 453 2
a
6604448.SQ.FTS.B , 4 .934% , 10/22/34 ... 1,707 11
a
6607977.SQ.FTS.B , 5 .426% , 10/24/34 ... 1,603 5
a
6608828.SQ.FTS.B , 4 .938% , 10/25/34 ... 43,918 102
a
6609985.SQ.FTS.B , 4 .948% , 10/25/34 ... 1,113 6
a
6609650.SQ.FTS.B , 5 .565% , 10/25/34 ... 3,296 28
a
6614501.SQ.FTS.B , 4 .748% , 10/26/34 ... 3,498 24
a
6614956.SQ.FTS.B , 4 .751% , 10/26/34 ... 3,077 25
a
6611828.SQ.FTS.B , 5 .559% , 10/26/34 ... 3,208 23
a
6620227.SQ.FTS.B , 5 .756% , 10/27/34 ... 26,251 133
a
6619927.SQ.FTS.B , 6 .16% , 10/27/34 .... 270 74
a
6617184.SQ.FTS.B , 6 .278% , 10/27/34 ... 271 61
a
6621448.SQ.FTS.B , 5 .378% , 10/28/34 ... 16,563 2,960
a
6620476.SQ.FTS.B , 5 .756% , 10/28/34 ... 18,146 72
a
6624855.SQ.FTS.B , 5 .451% , 10/29/34 ... 780 2
a
6624765.SQ.FTS.B , 6 .01% , 10/29/34 .... 7,023 17
a
6624896.SQ.FTS.B , 4 .653% , 10/30/34 ... 9,039 66
a
6628718.SQ.FTS.B , 5 .187% , 11/01/34 ... 5,279 21
a
6626390.SQ.FTS.B , 6 .007% , 11/01/34 ... 10,527 72
a
6630658.SQ.FTS.B , 5 .199% , 11/02/34 ... 635 6
a
6631472.SQ.FTS.B , 5 .562% , 11/02/34 ... 3,298 10
a
6632572.SQ.FTS.B , 6 .005% , 11/02/34 ... 4,959 16
a
6634481.SQ.FTS.B , 4 .754% , 11/03/34 ... 3,060 12
a
6639552.SQ.FTS.B , 4 .753% , 11/04/34 ... 182 19
a
6641178.SQ.FTS.B , 5 .75% , 11/04/34 .... 3,481 35
a
6643579.SQ.FTS.B , 4 .655% , 11/05/34 ... 7,884 80
a
6643893.SQ.FTS.B , 5 .381% , 11/05/34 ... 1,563 127
a
6644138.SQ.FTS.B , 5 .458% , 11/05/34 ... 1,010 5
a
6645397.SQ.FTS.B , 4 .943% , 11/07/34 ... 3,532 31
Description
Principal
Amount Value
Block, Inc. (continued)
a
6649272.SQ.FTS.B , 4 .739% , 11/08/34 ... $ 412 $ 2
a
6647657.SQ.FTS.B , 5 .192% , 11/08/34 ... 5,656 320
a
6646778.SQ.FTS.B , 5 .563% , 11/08/34 ... 3,207 875
a
6649665.SQ.FTS.B , 4 .935% , 11/09/34 ... 2,943 31
a
6653616.SQ.FTS.B , 6 .009% , 11/10/34 ... 1,792 10
a
6668833.SQ.FTS.B , 6 .003% , 11/15/34 ... 91 24
a
6669152.SQ.FTS.B , 6 .415% , 11/15/34 ... 25,018 124
a
6671137.SQ.FTS.B , 4 .65% , 11/16/34 .... 3,947 32
a
6672511.SQ.FTS.B , 4 .748% , 11/16/34 ... 927 6
a
6674450.SQ.FTS.B , 4 .749% , 11/17/34 ... 18,581 109
a
6676382.SQ.FTS.B , 5 .748% , 11/17/34 ... 3,159 20
a
6682727.SQ.FTS.B , 5 .377% , 11/19/34 ... 1,719 509
a
6681781.SQ.FTS.B , 6 .16% , 11/19/34 .... 6,908 35
a
6685517.SQ.FTS.B , 5 .583% , 11/20/34 ... 154 43
a
6686240.SQ.FTS.B , 5 .374% , 11/21/34 ... 873 4
a
6688197.SQ.FTS.B , 5 .384% , 11/22/34 ... 5,403 31
a
6690132.SQ.FTS.B , 4 .793% , 11/23/34 ... 148 1
a
6691756.SQ.FTS.B , 5 .57% , 11/23/34 .... 5,992 36
a
6696314.SQ.FTS.B , 5 .188% , 11/24/34 ... 4,176 27
a
6696188.SQ.FTS.B , 5 .563% , 11/24/34 ... 2,272 717
a
6694527.SQ.FTS.B , 6 .416% , 11/24/34 ... 1,022 343
a
6701550.SQ.FTS.B , 5 .378% , 11/25/34 ... 1,306 10
a
6706540.SQ.FTS.B , 4 .653% , 11/26/34 ... 5,175 47
a
6706359.SQ.FTS.B , 4 .654% , 11/26/34 ... 867 154
a
6705352.SQ.FTS.B , 5 .182% , 11/26/34 ... 998 15
a
6705288.SQ.FTS.B , 5 .382% , 11/26/34 ... 1,013 5
a
6706486.SQ.FTS.B , 5 .77% , 11/26/34 .... 1,318 17
a
6704732.SQ.FTS.B , 6 .009% , 11/26/34 ... 3,627 15
a
6707571.SQ.FTS.B , 5 .563% , 11/27/34 ... 3,725 33
a
6708125.SQ.FTS.B , 5 .454% , 11/28/34 ... 1,147 5
a
6709200.SQ.FTS.B , 6 .003% , 11/29/34 ... 2,318 33
a
6719031.SQ.FTS.B , 4 .762% , 12/01/34 ... 39 –
a
6728590.SQ.FTS.B , 5 .557% , 12/05/34 ... 2,208 13
a
6728467.SQ.FTS.B , 5 .75% , 12/05/34 .... 116 42
a
6729839.SQ.FTS.B , 5 .755% , 12/05/34 ... 18,147 124
a
6733026.SQ.FTS.B , 4 .654% , 12/06/34 ... 13,883 212
a
6731578.SQ.FTS.B , 5 .753% , 12/06/34 ... 11,760 57
a
6733804.SQ.FTS.B , 5 .197% , 12/07/34 ... 56 16
a
6736022.SQ.FTS.B , 6 .169% , 12/07/34 ... 2,969 26
a
6742781.SQ.FTS.B , 5 .414% , 12/08/34 ... 322 3
a
6752687.SQ.FTS.B , 4 .652% , 12/13/34 ... 202 35
a
6753526.SQ.FTS.B , 5 .192% , 12/13/34 ... 5,887 43
a
6764422.SQ.FTS.B , 4 .765% , 12/15/34 ... 533 173
a
6762066.SQ.FTS.B , 4 .937% , 12/15/34 ... 2,676 44
a
6764876.SQ.FTS.B , 5 .189% , 12/15/34 ... 2,247 756
a
6762927.SQ.FTS.B , 5 .436% , 12/15/34 ... 1,084 7

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
6767980.SQ.FTS.B , 5 .188% , 12/16/34 ... $ 6,752 $ 54
a
6768384.SQ.FTS.B , 5 .193% , 12/16/34 ... 357 120
a
6767536.SQ.FTS.B , 5 .566% , 12/16/34 ... 12,363 4,082
a
6767251.SQ.FTS.B , 6 .155% , 12/16/34 ... 289 45
a
6769991.SQ.FTS.B , 5 .379% , 12/18/34 ... 9,490 68
a
6770557.SQ.FTS.B , 5 .565% , 12/19/34 ... 1,330 509
a
6771253.SQ.FTS.B , 5 .566% , 12/19/34 ... 4,761 33
a
6773596.SQ.FTS.B , 6 .259% , 12/20/34 ... 2,157 881
a
6777288.SQ.FTS.B , 5 .439% , 12/21/34 ... 19,254 126
a
6777417.SQ.FTS.B , 5 .558% , 12/21/34 ... 526 231
a
6777625.SQ.FTS.B , 5 .753% , 12/21/34 ... 4,005 1,406
a
6777037.SQ.FTS.B , 5 .997% , 12/21/34 ... 1,896 20
a
6776064.SQ.FTS.B , 6 .415% , 12/21/34 ... 32,762 14,734
a
6781242.SQ.FTS.B , 5 .433% , 12/22/34 ... 1,457 15
a
6780703.SQ.FTS.B , 5 .991% , 12/22/34 ... 154 69
a
6785072.SQ.FTS.B , 5 .374% , 12/23/34 ... 1,478 15
a
6785551.SQ.FTS.B , 5 .747% , 12/23/34 ... 1,563 11
a
6786832.SQ.FTS.B , 4 .749% , 12/25/34 ... 2,824 929
a
6788053.SQ.FTS.B , 4 .661% , 12/26/34 ... 1,148 10
a
6793965.SQ.FTS.B , 5 .752% , 12/27/34 ... 1,787 246
a
6797317.SQ.FTS.B , 4 .648% , 12/28/34 ... 1,406 242
a
6796725.SQ.FTS.B , 5 .189% , 12/28/34 ... 13,083 188
a
6813899.SQ.FTS.B , 6 .004% , 1/04/35 .... 3,779 352
a
6813242.SQ.FTS.B , 6 .01% , 1/04/35 ..... 4,341 54
a
6815496.SQ.FTS.B , 4 .937% , 1/05/35 .... 23,295 244
a
6816661.SQ.FTS.B , 5 .189% , 1/05/35 .... 8,210 158
a
6823299.SQ.FTS.B , 5 .453% , 1/07/35 .... 394 4
a
6827188.SQ.FTS.B , 5 .464% , 1/09/35 .... 145 20
a
6826936.SQ.FTS.B , 5 .58% , 1/09/35 ..... 1,253 16
a
6828951.SQ.FTS.B , 4 .654% , 1/10/35 .... 1,369 555
a
6829291.SQ.FTS.B , 4 .938% , 1/10/35 .... 13,368 118
a
6828179.SQ.FTS.B , 5 .373% , 1/10/35 .... 187 72
a
6839017.SQ.FTS.B , 6 .254% , 1/13/35 .... 512 7
a
6849472.SQ.FTS.B , 5 .757% , 1/17/35 .... 946 384
a
6850861.SQ.FTS.B , 4 .935% , 1/18/35 .... 321 143
a
6853678.SQ.FTS.B , 4 .745% , 1/19/35 .... 4,528 22
a
6854785.SQ.FTS.B , 4 .937% , 1/19/35 .... 954 143
a
6854061.SQ.FTS.B , 6 .259% , 1/19/35 .... 1,548 19
a
6860713.SQ.FTS.B , 4 .931% , 1/20/35 .... 4,164 29
a
6858854.SQ.FTS.B , 5 .566% , 1/20/35 .... 8,486 113
a
6860765.SQ.FTS.B , 5 .568% , 1/20/35 .... 6,489 90
a
6864433.SQ.FTS.B , 4 .654% , 1/21/35 .... 2,330 446
a
6865330.SQ.FTS.B , 6 .155% , 1/23/35 .... 1,222 190
a
6868707.SQ.FTS.B , 4 .772% , 1/24/35 .... 918 14
a
6867756.SQ.FTS.B , 5 .393% , 1/24/35 .... 1,352 21
a
6868681.SQ.FTS.B , 6 .418% , 1/24/35 .... 975 11
Description
Principal
Amount Value
Block, Inc. (continued)
a
6871309.SQ.FTS.B , 4 .755% , 1/25/35 .... $ 1,693 $ 27
a
6872268.SQ.FTS.B , 5 .566% , 1/25/35 .... 539 112
a
6878988.SQ.FTS.B , 4 .749% , 1/27/35 .... 31,652 249
a
6879546.SQ.FTS.B , 6 .232% , 1/27/35 .... 216 3
a
6881428.SQ.FTS.B , 6 .006% , 1/28/35 .... 1,419 719
a
6885061.SQ.FTS.B , 5 .188% , 1/30/35 .... 13,984 237
a
6884806.SQ.FTS.B , 6 .25% , 1/30/35 ..... 382 6
a
6888509.SQ.FTS.B , 4 .748% , 1/31/35 .... 2,816 46
a
6888564.SQ.FTS.B , 5 .378% , 1/31/35 .... 3,048 41
a
6886999.SQ.FTS.B , 6 .276% , 1/31/35 .... 714 12
a
6893064.SQ.FTS.B , 4 .654% , 2/02/35 .... 4,746 982
a
6894291.SQ.FTS.B , 4 .78% , 2/02/35 ..... 756 8
a
6892716.SQ.FTS.B , 5 .442% , 2/02/35 .... 15,393 141
a
6893482.SQ.FTS.B , 5 .762% , 2/02/35 .... 3,169 32
a
6903390.SQ.FTS.B , 5 .442% , 2/04/35 .... 6,892 79
a
6901684.SQ.FTS.B , 6 .257% , 2/04/35 .... 2,747 61
a
6903487.SQ.FTS.B , 6 .413% , 2/04/35 .... 9,716 3,345
a
6906964.SQ.FTS.B , 5 .371% , 2/07/35 .... 557 275
a
6906391.SQ.FTS.B , 5 .746% , 2/07/35 .... 543 124
a
6912511.SQ.FTS.B , 5 .754% , 2/09/35 .... 13,462 3,143
a
6918684.SQ.FTS.B , 4 .937% , 2/10/35 .... 41,388 753
a
6916843.SQ.FTS.B , 6 .003% , 2/10/35 .... 4,830 56
a
6917870.SQ.FTS.B , 6 .257% , 2/10/35 .... 3,097 1,470
a
6919873.SQ.FTS.B , 5 .187% , 2/11/35 .... 1,223 271
a
6920256.SQ.FTS.B , 6 .007% , 2/11/35 .... 9,169 136
a
6920356.SQ.FTS.B , 6 .407% , 2/11/35 .... 580 113
a
6922314.SQ.FTS.B , 5 .565% , 2/14/35 .... 14,464 179
a
6935097.SQ.FTS.B , 4 .65% , 2/17/35 ..... 538 320
a
6936776.SQ.FTS.B , 4 .653% , 2/17/35 .... 645 309
a
6936577.SQ.FTS.B , 5 .377% , 2/17/35 .... 2,714 572
a
6936445.SQ.FTS.B , 5 .566% , 2/17/35 .... 2,074 1,230
a
6935560.SQ.FTS.B , 5 .747% , 2/17/35 .... 1,794 37
a
6938046.SQ.FTS.B , 4 .652% , 2/18/35 .... 2,723 95
a
6941070.SQ.FTS.B , 6 .435% , 2/18/35 .... 423 191
a
6941294.SQ.FTS.B , 4 .94% , 2/19/35 ..... 4,003 109
a
6941545.SQ.FTS.B , 5 .189% , 2/19/35 .... 3,472 78
a
6941280.SQ.FTS.B , 5 .991% , 2/19/35 .... 1,029 18
a
6942187.SQ.FTS.B , 5 .189% , 2/20/35 .... 2,732 88
a
6944390.SQ.FTS.B , 5 .187% , 2/21/35 .... 2,510 63
a
6943108.SQ.FTS.B , 6 .251% , 2/21/35 .... 1,826 32
a
6949328.SQ.FTS.B , 5 .445% , 2/22/35 .... 5,721 92
a
6952811.SQ.FTS.B , 6 .006% , 2/23/35 .... 553 289
a
6957334.SQ.FTS.B , 5 .414% , 2/24/35 .... 455 78
a
6957156.SQ.FTS.B , 5 .429% , 2/24/35 .... 185 101
a
6955667.SQ.FTS.B , 5 .436% , 2/24/35 .... 214 134
a
6957595.SQ.FTS.B , 5 .442% , 2/24/35 .... 2,541 49

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
6955514.SQ.FTS.B , 5 .746% , 2/24/35 .... $ 2,666 $ 42
a
6962075.SQ.FTS.B , 4 .735% , 2/25/35 .... 391 7
a
6960597.SQ.FTS.B , 4 .742% , 2/25/35 .... 166 84
a
6961761.SQ.FTS.B , 5 .567% , 2/25/35 .... 1,819 1,009
a
6961528.SQ.FTS.B , 5 .993% , 2/25/35 .... 353 205
a
6958559.SQ.FTS.B , 6 .163% , 2/25/35 .... 14,245 6,546
a
6963451.SQ.FTS.B , 5 .998% , 2/27/35 .... 1,876 41
a
6964955.SQ.FTS.B , 4 .932% , 2/28/35 .... 213 121
a
6969701.SQ.FTS.B , 4 .937% , 2/28/35 .... 11,360 306
a
6971200.SQ.FTS.B , 4 .939% , 2/28/35 .... 634 349
a
6965888.SQ.FTS.B , 5 .189% , 2/28/35 .... 3,314 1,912
a
6964622.SQ.FTS.B , 5 .371% , 2/28/35 .... 455 250
a
6977932.SQ.FTS.B , 5 .552% , 2/28/35 .... 1,435 30
a
6967265.SQ.FTS.B , 5 .567% , 2/28/35 .... 21,890 2,972
a
6980139.SQ.FTS.B , 5 .569% , 2/28/35 .... 3,089 602
a
6965159.SQ.FTS.B , 5 .753% , 2/28/35 .... 7,508 143
a
6966807.SQ.FTS.B , 5 .756% , 2/28/35 .... 14,197 302
a
6973530.SQ.FTS.B , 6 .271% , 2/28/35 .... 1,364 32
a
6971273.SQ.FTS.B , 6 .422% , 2/28/35 .... 771 177
a
6983938.SQ.FTS.B , 4 .939% , 3/01/35 .... 1,734 1,110
a
6983671.SQ.FTS.B , 5 .189% , 3/01/35 .... 5,611 64
a
6982903.SQ.FTS.B , 5 .564% , 3/01/35 .... 3,016 621
a
6985204.SQ.FTS.B , 5 .199% , 3/02/35 .... 74 47
a
6985220.SQ.FTS.B , 5 .398% , 3/02/35 .... 458 9
a
6985273.SQ.FTS.B , 6 .415% , 3/02/35 .... 2,430 1,089
a
6985777.SQ.FTS.B , 5 .451% , 3/03/35 .... 755 11
a
6986211.SQ.FTS.B , 6 .259% , 3/03/35 .... 2,111 24
a
6986260.SQ.FTS.B , 5 .372% , 3/04/35 .... 768 504
a
6987677.SQ.FTS.B , 5 .409% , 3/05/35 .... 107 57
a
6989032.SQ.FTS.B , 5 .754% , 3/05/35 .... 475 8
a
6990296.SQ.FTS.B , 6 .005% , 3/05/35 .... 4,702 806
a
6988972.SQ.FTS.B , 6 .258% , 3/05/35 .... 339 195
a
6992507.SQ.FTS.B , 4 .661% , 3/06/35 .... 999 645
a
6993196.SQ.FTS.B , 5 .381% , 3/06/35 .... 2,107 405
a
6991196.SQ.FTS.B , 5 .437% , 3/06/35 .... 8,279 141
a
6991595.SQ.FTS.B , 5 .76% , 3/06/35 ..... 5,054 55
a
6996992.SQ.FTS.B , 5 .377% , 3/07/35 .... 26,963 551
a
7001929.SQ.FTS.B , 5 .189% , 3/08/35 .... 13,810 387
a
7002443.SQ.FTS.B , 5 .762% , 3/09/35 .... 246 139
a
7002610.SQ.FTS.B , 6 .007% , 3/09/35 .... 17,254 405
a
7002426.SQ.FTS.B , 6 .179% , 3/09/35 .... 595 286
a
7005506.SQ.FTS.B , 5 .378% , 3/11/35 .... 18,115 395
a
7007402.SQ.FTS.B , 5 .385% , 3/11/35 .... 268 149
a
7005245.SQ.FTS.B , 5 .563% , 3/11/35 .... 283 152
a
7010131.SQ.FTS.B , 5 .189% , 3/12/35 .... 9,760 5,097
a
7008617.SQ.FTS.B , 6 .161% , 3/12/35 .... 3,028 56
Description
Principal
Amount Value
Block, Inc. (continued)
a
7009259.SQ.FTS.B , 6 .255% , 3/12/35 .... $ 3,012 $ 67
a
7012805.SQ.FTS.B , 5 .988% , 3/13/35 .... 522 96
a
7016317.SQ.FTS.B , 4 .937% , 3/14/35 .... 917 512
a
7019673.SQ.FTS.B , 5 .581% , 3/14/35 .... 1,295 26
a
7023175.SQ.FTS.B , 5 .431% , 3/15/35 .... 274 132
a
7025124.SQ.FTS.B , 4 .744% , 3/16/35 .... 2,364 1,106
a
7025072.SQ.FTS.B , 5 .418% , 3/16/35 .... 118 71
a
7025111.SQ.FTS.B , 5 .439% , 3/16/35 .... 513 12
a
7025888.SQ.FTS.B , 6 .038% , 3/17/35 .... 176 98
a
7025788.SQ.FTS.B , 6 .255% , 3/17/35 .... 11,440 162
a
7026048.SQ.FTS.B , 6 .268% , 3/17/35 .... 614 14
a
7028614.SQ.FTS.B , 4 .717% , 3/18/35 .... 78 2
a
7027254.SQ.FTS.B , 4 .752% , 3/18/35 .... 1,929 417
a
7028576.SQ.FTS.B , 5 .457% , 3/18/35 .... 32 –
a
7027686.SQ.FTS.B , 5 .768% , 3/18/35 .... 1,246 300
a
7027442.SQ.FTS.B , 6 .006% , 3/18/35 .... 942 251
a
7032162.SQ.FTS.B , 4 .742% , 3/19/35 .... 565 15
a
7039967.SQ.FTS.B , 5 .752% , 3/21/35 .... 331 194
a
7039769.SQ.FTS.B , 6 .005% , 3/21/35 .... 3,945 724
a
7040905.SQ.FTS.B , 6 .007% , 3/21/35 .... 22,019 707
a
7047140.SQ.FTS.B , 4 .75% , 3/23/35 ..... 2,597 51
a
7047886.SQ.FTS.B , 5 .732% , 3/23/35 .... 393 102
a
7050581.SQ.FTS.B , 5 .375% , 3/25/35 .... 8,131 239
a
7050168.SQ.FTS.B , 5 .567% , 3/25/35 .... 3,331 1,963
a
7051978.SQ.FTS.B , 5 .76% , 3/25/35 ..... 526 261
a
7050136.SQ.FTS.B , 6 .253% , 3/25/35 .... 3,652 80
a
7053706.SQ.FTS.B , 5 .193% , 3/26/35 .... 1,070 653
a
7054573.SQ.FTS.B , 5 .377% , 3/26/35 .... 9,703 6,273
a
7056063.SQ.FTS.B , 4 .935% , 3/27/35 .... 174 107
a
7057637.SQ.FTS.B , 5 .19% , 3/27/35 ..... 7,456 4,722
a
7055970.SQ.FTS.B , 6 .01% , 3/27/35 ..... 786 17
a
7062676.SQ.FTS.B , 4 .653% , 3/28/35 .... 2,545 1,640
a
7062654.SQ.FTS.B , 5 .431% , 3/28/35 .... 590 298
a
7066194.SQ.FTS.B , 5 .377% , 3/29/35 .... 28,131 1,004
a
7064997.SQ.FTS.B , 5 .761% , 3/29/35 .... 2,134 65
a
7065185.SQ.FTS.B , 5 .763% , 3/29/35 .... 1,401 855
a
7068868.SQ.FTS.B , 5 .445% , 3/30/35 .... 1,970 51
a
7069196.SQ.FTS.B , 5 .446% , 4/01/35 .... 461 7
a
7071928.SQ.FTS.B , 4 .936% , 4/02/35 .... 3,053 1,891
a
7071249.SQ.FTS.B , 6 .416% , 4/02/35 .... 7,885 246
a
7075884.SQ.FTS.B , 5 .438% , 4/03/35 .... 4,223 99
a
7076994.SQ.FTS.B , 5 .754% , 4/03/35 .... 203 108
a
7077757.SQ.FTS.B , 5 .756% , 4/03/35 .... 332 217
a
7078893.SQ.FTS.B , 5 .568% , 4/04/35 .... 13,551 295
a
7085122.SQ.FTS.B , 6 .164% , 4/05/35 .... 2,518 59
a
7088413.SQ.FTS.B , 6 .289% , 4/05/35 .... 185 6

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7092138.SQ.FTS.B , 5 .188% , 4/06/35 .... $ 5,761 $ 130
a
7093323.SQ.FTS.B , 5 .438% , 4/08/35 .... 1,093 17
a
7094575.SQ.FTS.B , 5 .755% , 4/09/35 .... 6,559 4,546
a
7097479.SQ.FTS.B , 5 .565% , 4/10/35 .... 9,363 199
a
7101561.SQ.FTS.B , 4 .937% , 4/11/35 .... 27,006 947
a
7099846.SQ.FTS.B , 6 .007% , 4/11/35 .... 3,026 1,746
a
7107564.SQ.FTS.B , 4 .743% , 4/12/35 .... 728 440
a
7106931.SQ.FTS.B , 6 .261% , 4/12/35 .... 699 429
a
7105417.SQ.FTS.B , 6 .262% , 4/12/35 .... 2,672 1,710
a
7113376.SQ.FTS.B , 5 .368% , 4/15/35 .... 844 19
a
7120915.SQ.FTS.B , 5 .566% , 4/17/35 .... 856 445
a
7118185.SQ.FTS.B , 5 .751% , 4/17/35 .... 5,462 115
a
7121348.SQ.FTS.B , 6 .003% , 4/17/35 .... 1,474 403
a
7126036.SQ.FTS.B , 4 .655% , 4/18/35 .... 454 318
a
7124599.SQ.FTS.B , 4 .937% , 4/18/35 .... 38,369 13,489
a
7124204.SQ.FTS.B , 5 .74% , 4/18/35 ..... 545 14
a
7135706.SQ.FTS.B , 4 .707% , 4/19/35 .... 608 7
a
7133597.SQ.FTS.B , 4 .746% , 4/19/35 .... 4,453 2,001
a
7128660.SQ.FTS.B , 5 .37% , 4/19/35 ..... 1,168 339
a
7135686.SQ.FTS.B , 5 .439% , 4/19/35 .... 376 12
a
7135696.SQ.FTS.B , 5 .468% , 4/19/35 .... 190 4
a
7132843.SQ.FTS.B , 5 .567% , 4/19/35 .... 11,491 6,701
a
7135103.SQ.FTS.B , 5 .76% , 4/19/35 ..... 543 353
a
7136322.SQ.FTS.B , 5 .563% , 4/20/35 .... 928 556
a
7141603.SQ.FTS.B , 5 .191% , 4/21/35 .... 2,867 1,443
a
7147299.SQ.FTS.B , 5 .377% , 4/23/35 .... 12,972 191
a
7150208.SQ.FTS.B , 4 .939% , 4/24/35 .... 594 354
a
7154213.SQ.FTS.B , 5 .189% , 4/25/35 .... 811 40
a
7154002.SQ.FTS.B , 5 .455% , 4/25/35 .... 578 277
a
7153341.SQ.FTS.B , 5 .756% , 4/25/35 .... 6,870 325
a
7160912.SQ.FTS.B , 4 .743% , 4/27/35 .... 878 588
a
7161885.SQ.FTS.B , 5 .562% , 4/27/35 .... 6,709 309
a
7163945.SQ.FTS.B , 5 .754% , 4/27/35 .... 3,045 98
a
7162414.SQ.FTS.B , 5 .758% , 4/27/35 .... 526 242
a
7164232.SQ.FTS.B , 6 .158% , 4/28/35 .... 4 2
a
7164732.SQ.FTS.B , 6 .175% , 4/28/35 .... 1,870 941
a
7165960.SQ.FTS.B , 6 .259% , 4/29/35 .... 609 274
a
7169411.SQ.FTS.B , 5 .385% , 4/30/35 .... 215 130
a
7173037.SQ.FTS.B , 5 .572% , 4/30/35 .... 3,983 119
a
7172761.SQ.FTS.B , 6 .258% , 4/30/35 .... 8,118 4,876
a
7170354.SQ.FTS.B , 6 .414% , 4/30/35 .... 3,490 2,145
a
7180248.SQ.FTS.B , 5 .379% , 5/02/35 .... 12,879 538
a
7185609.SQ.FTS.B , 4 .94% , 5/03/35 ..... 2,902 1,540
a
7187139.SQ.FTS.B , 5 .374% , 5/03/35 .... 2,571 59
a
7186338.SQ.FTS.B , 5 .383% , 5/03/35 .... 628 438
a
7186050.SQ.FTS.B , 6 .261% , 5/03/35 .... 642 389
Description
Principal
Amount Value
Block, Inc. (continued)
a
7188348.SQ.FTS.B , 4 .748% , 5/04/35 .... $ 6,248 $ 2,682
a
7188015.SQ.FTS.B , 5 .197% , 5/04/35 .... 2,620 39
a
7191074.SQ.FTS.B , 5 .189% , 5/06/35 .... 1,598 1,078
a
7192505.SQ.FTS.B , 6 .414% , 5/06/35 .... 704 25
a
7196193.SQ.FTS.B , 5 .185% , 5/07/35 .... 2,811 1,594
a
7199286.SQ.FTS.B , 5 .754% , 5/08/35 .... 19,004 656
a
7200014.SQ.FTS.B , 6 .006% , 5/08/35 .... 450 262
a
7201182.SQ.FTS.B , 6 .289% , 5/08/35 .... 638 306
a
7197712.SQ.FTS.B , 6 .411% , 5/08/35 .... 4,332 36
a
7205732.SQ.FTS.B , 4 .75% , 5/09/35 ..... 9,704 6,023
a
7203363.SQ.FTS.B , 5 .189% , 5/09/35 .... 8,775 399
a
7205585.SQ.FTS.B , 5 .565% , 5/09/35 .... 2,235 1,448
a
7205388.SQ.FTS.B , 5 .759% , 5/09/35 .... 4,440 2,279
a
7210899.SQ.FTS.B , 6 .006% , 5/11/35 .... 25,899 662
a
7212155.SQ.FTS.B , 4 .935% , 5/12/35 .... 847 680
a
7212719.SQ.FTS.B , 5 .19% , 5/13/35 ..... 3,231 2,276
a
7219666.SQ.FTS.B , 4 .744% , 5/14/35 .... 3,640 124
a
7219057.SQ.FTS.B , 5 .192% , 5/14/35 .... 1,682 1,338
a
7220564.SQ.FTS.B , 5 .432% , 5/14/35 .... 1,109 25
a
7217938.SQ.FTS.B , 5 .564% , 5/14/35 .... 2,482 1,772
a
7220676.SQ.FTS.B , 5 .987% , 5/14/35 .... 1,149 37
a
7222126.SQ.FTS.B , 4 .654% , 5/15/35 .... 10,174 234
a
7222571.SQ.FTS.B , 5 .195% , 5/15/35 .... 1,606 102
a
7224292.SQ.FTS.B , 6 .168% , 5/15/35 .... 230 149
a
7227056.SQ.FTS.B , 5 .379% , 5/16/35 .... 478 349
a
7229617.SQ.FTS.B , 5 .44% , 5/16/35 ..... 4,248 87
a
7231172.SQ.FTS.B , 4 .656% , 5/17/35 .... 2,424 1,662
a
7232291.SQ.FTS.B , 5 .751% , 5/17/35 .... 867 590
a
7240370.SQ.FTS.B , 4 .935% , 5/20/35 .... 538 400
a
7238134.SQ.FTS.B , 5 .762% , 5/20/35 .... 2,158 31
a
7240071.SQ.FTS.B , 5 .996% , 5/20/35 .... 744 25
a
7239842.SQ.FTS.B , 6 .005% , 5/20/35 .... 5,451 3,375
a
7242591.SQ.FTS.B , 5 .193% , 5/21/35 .... 906 444
a
7243291.SQ.FTS.B , 5 .376% , 5/21/35 .... 961 690
a
7243596.SQ.FTS.B , 5 .759% , 5/21/35 .... 2,000 950
a
7249019.SQ.FTS.B , 6 .005% , 5/22/35 .... 11,562 2,725
a
7251914.SQ.FTS.B , 4 .941% , 5/23/35 .... 4,096 149
a
7254728.SQ.FTS.B , 5 .189% , 5/25/35 .... 4,959 4,006
a
7256638.SQ.FTS.B , 4 .942% , 5/26/35 .... 1,293 833
a
7256609.SQ.FTS.B , 5 .572% , 5/26/35 .... 534 349
a
7256365.SQ.FTS.B , 6 .015% , 5/26/35 .... 1,202 667
a
7257411.SQ.FTS.B , 5 .768% , 5/27/35 .... 368 285
a
7262080.SQ.FTS.B , 6 .006% , 5/28/35 .... 56,215 594
a
7267389.SQ.FTS.B , 6 .019% , 5/29/35 .... 676 429
3,406,765

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
APP-13957398.FP.FTS.B , 14 .49% , 6/01/25 $ 4,256 $ 521
APP-13821733.FP.FTS.B , 22 .99% , 6/03/25 1,591 1,403
APP-13609952.FP.FTS.B , 10 .09% , 6/04/25 1,573 1,572
APP-13901500.FP.FTS.B , 19 .49% , 6/07/25 709 708
APP-14166988.FP.FTS.B , 17 .49% , 6/09/25 387 387
APP-14165903.FP.FTS.B , 19 .24% , 6/12/25 2,133 2,135
APP-14182518.FP.FTS.B , 7 .84% , 6/18/25 . 758 759
APP-14181617.FP.FTS.B , 18 .49% , 6/19/25 762 765
APP-14057653.FP.FTS.B , 10 .09% , 6/20/25 573 574
APP-14349793.FP.FTS.B , 16 .24% , 6/26/25 3,064 1,290
APP-14107541.FP.FTS.B , 10 .09% , 6/28/25 409 409
APP-14145063.FP.FTS.B , 20 .49% , 6/28/25 512 517
APP-15705647.FP.FTS.B , 18 .74% , 6/30/25 1,540 1,556
APP-15754423.FP.FTS.B , 25 .49% , 7/04/25 1,426 1,448
APP-14867025.FP.FTS.B , 8 .24% , 7/06/25 . 1,455 1,456
APP-15043725.FP.FTS.B , 12 .74% , 7/15/25 949 951
APP-14319615.FP.FTS.B , 18 .49% , 7/16/25 1,733 1,742
APP-14866669.FP.FTS.B , 17 .49% , 7/17/25 1,088 1,095
APP-16047052.FP.FTS.B , 20 .74% , 7/17/25 4,431 4,471
APP-14909153.FP.FTS.B , 16 .74% , 7/21/25 2,567 2,586
APP-15036503.FP.FTS.B , 25 .49% , 7/22/25 1,293 1,310
APP-15038725.FP.FTS.B , 23 .49% , 7/24/25 1,361 1,388
APP-17010427.FP.FTS.B , 8 .74% , 7/25/25 . 1,418 1,424
APP-14192654.FP.FTS.B , 19 .49% , 7/25/25 642 645
APP-14867189.FP.FTS.B , 17 .49% , 7/26/25 1,257 1,267
APP-15050243.FP.FTS.B , 18 .99% , 7/26/25 861 869
APP-15593139.FP.FTS.B , 25 .49% , 8/04/25 1,812 1,817
APP-15739609.FP.FTS.B , 8 .74% , 8/07/25 . 2,774 2,778
APP-13337231.FP.FTS.B , 8 .99% , 8/17/25 . 1,667 1,673
APP-10173660.FP.FTS.B , 14 .49% , 8/19/25 6,655 6,700
APP-14371156.FP.FTS.B , 20 .49% , 8/22/25 950 964
APP-15524582.FP.FTS.B , 10 .49% , 8/25/25 1,506 1,513
APP-14134773.FP.FTS.B , 21 .99% , 8/27/25 1,855 1,889
APP-15032228.FP.FTS.B , 23 .49% , 9/12/25 1,911 1,934
APP-16638019.FP.FTS.B , 15 .24% , 9/13/25 1,868 1,876
APP-16928712.FP.FTS.B , 17 .99% , 9/17/25 1,367 1,376
APP-16931630.FP.FTS.B , 17 .99% , 9/17/25 4,371 2,077
APP-17058236.FP.FTS.B , 9 .74% , 9/19/25 . 2,080 2,089
APP-13608599.FP.FTS.B , 11 .49% , 9/23/25 4,454 4,476
APP-15010755.FP.FTS.B , 25 .49% , 10/23/25 6,468 6,621
APP-15537240.FP.FTS.B , 25 .49% , 11/12/25 3,725 2,729
APP-16899367.FP.FTS.B , 25 .49% , 11/30/25 2,886 2,911
APP-11672772.FP.FTS.B , 13 .99% , 12/01/25 5,831 5,882
APP-16065337.FP.FTS.B , 23 .49% , 12/14/25 1,074 1,083
APP-15015830.FP.FTS.B , 25 .49% , 12/22/25 875 886
APP-11461331.FP.FTS.B , 8 .99% , 12/25/25 4,840 4,875
APP-14959860.FP.FTS.B , 19 .74% , 1/03/26 4,649 4,656
APP-14147815.FP.FTS.B , 19 .99% , 1/18/26 902 910
APP-11727451.FP.FTS.B , 19 .49% , 2/01/26 2,072 2,121
APP-11740312.FP.FTS.B , 20 .49% , 2/03/26 5,106 5,295
APP-11750555.FP.FTS.B , 19 .49% , 2/06/26 1,349 1,369
APP-12270370.FP.FTS.B , 8 .99% , 2/10/26 . 11,903 12,015
APP-11872702.FP.FTS.B , 7 .99% , 2/20/26 . 4,635 4,677
APP-12410099.FP.FTS.B , 10 .24% , 3/15/26 4,061 4,103
APP-12032996.FP.FTS.B , 12 .34% , 5/22/26 3,641 3,692
APP-13485505.FP.FTS.B , 15 .74% , 5/22/26 9,871 10,160
APP-13826786.FP.FTS.B , 16 .49% , 6/03/26 1,269 1,272
APP-13823472.FP.FTS.B , 17 .24% , 6/03/26 516 514
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-14174847.FP.FTS.B , 16 .49% , 6/15/26 $ 1,216 $ 1,218
APP-14181485.FP.FTS.B , 11 .34% , 6/17/26 16,111 16,317
APP-14057334.FP.FTS.B , 17 .49% , 6/18/26 8,090 8,362
APP-14192027.FP.FTS.B , 9 .84% , 6/19/26 . 9,240 9,356
APP-07740556.FP.FTS.B , 12 .59% , 6/19/26 7,345 7,446
APP-13963648.FP.FTS.B , 17 .24% , 6/19/26 11,403 11,791
APP-14193365.FP.FTS.B , 21 .49% , 6/20/26 6,764 7,121
APP-15602395.FP.FTS.B , 17 .24% , 6/24/26 7,989 8,264
APP-14329001.FP.FTS.B , 23 .49% , 6/24/26 2,882 3,029
APP-14280430.FP.FTS.B , 20 .49% , 6/25/26 7,171 7,531
APP-14214629.FP.FTS.B , 10 .34% , 6/26/26 7,421 7,503
APP-15676938.FP.FTS.B , 14 .49% , 7/06/26 3,763 3,806
APP-16070360.FP.FTS.B , 20 .74% , 7/10/26 16,951 17,487
APP-15869429.FP.FTS.B , 21 .99% , 7/10/26 3,661 3,825
APP-15054747.FP.FTS.B , 21 .49% , 7/12/26 10,102 10,558
APP-16085008.FP.FTS.B , 18 .49% , 7/14/26 7,507 7,715
APP-14920803.FP.FTS.B , 16 .99% , 7/15/26 5,780 5,882
APP-14865932.FP.FTS.B , 17 .49% , 7/15/26 10,060 10,440
APP-14882473.FP.FTS.B , 12 .99% , 7/17/26 14,411 14,611
APP-14688569.FP.FTS.B , 17 .74% , 7/17/26 13,380 13,828
APP-14688717.FP.FTS.B , 10 .99% , 7/18/26 4,360 4,418
APP-14118175.FP.FTS.B , 10 .09% , 7/19/26 1,470 1,475
APP-14870900.FP.FTS.B , 17 .49% , 7/19/26 7,421 7,562
APP-14905708.FP.FTS.B , 16 .99% , 7/20/26 2,078 2,094
APP-14820629.FP.FTS.B , 17 .24% , 7/20/26 15,021 15,739
APP-14865904.FP.FTS.B , 15 .74% , 7/23/26 14,179 14,465
APP-14980679.FP.FTS.B , 17 .99% , 7/23/26 795 798
APP-14964964.FP.FTS.B , 18 .99% , 7/23/26 9,924 10,459
APP-13767438.FP.FTS.B , 10 .74% , 7/25/26 10,837 10,977
APP-15048537.FP.FTS.B , 20 .99% , 7/25/26 9,864 10,398
APP-14153218.FP.FTS.B , 17 .99% , 8/01/26 12,220 12,554
APP-16811535.FP.FTS.B , 21 .74% , 8/03/26 17,277 18,009
APP-17117415.FP.FTS.B , 11 .24% , 8/06/26 11,242 11,379
APP-10219598.FP.FTS.B , 15 .49% , 8/11/26 5,529 5,677
APP-16036383.FP.FTS.B , 20 .24% , 8/13/26 4,826 4,975
APP-15327014.FP.FTS.B , 9 .24% , 8/14/26 . 12,240 12,414
APP-15585646.FP.FTS.B , 9 .49% , 8/14/26 . 4,941 5,007
APP-15594751.FP.FTS.B , 10 .74% , 8/14/26 11,536 11,693
APP-15585110.FP.FTS.B , 11 .49% , 8/14/26 5,606 5,667
APP-15449600.FP.FTS.B , 20 .74% , 8/15/26 10,208 10,604
APP-11443413.FP.FTS.B , 10 .59% , 8/17/26 13,881 14,090
APP-14176550.FP.FTS.B , 10 .34% , 8/18/26 11,000 11,144
APP-13768424.FP.FTS.B , 17 .49% , 8/19/26 10,728 11,106
APP-14338698.FP.FTS.B , 14 .74% , 8/20/26 19,925 6,654
APP-10235724.FP.FTS.B , 15 .49% , 8/20/26 2,611 2,615
APP-15493477.FP.FTS.B , 16 .74% , 8/20/26 7,511 7,659
APP-15747887.FP.FTS.B , 18 .74% , 8/20/26 565 566
APP-15743821.FP.FTS.B , 26 .49% , 8/20/26 4,958 5,250
APP-15757972.FP.FTS.B , 18 .24% , 8/21/26 6,118 6,239
APP-15750146.FP.FTS.B , 19 .24% , 8/21/26 4,930 5,089
APP-12414817.FP.FTS.B , 15 .24% , 8/26/26 7,482 7,590
APP-16078255.FP.FTS.B , 19 .24% , 8/26/26 10,859 11,219
APP-16947974.FP.FTS.B , 13 .24% , 9/06/26 7,057 7,250
APP-17143594.FP.FTS.B , 9 .99% , 9/07/26 . 5,966 6,049
APP-16728029.FP.FTS.B , 26 .49% , 9/09/26 3,696 3,881
APP-17115080.FP.FTS.B , 15 .24% , 9/13/26 4,469 4,523
APP-16681815.FP.FTS.B , 8 .24% , 9/16/26 . 9,810 9,941

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-16640720.FP.FTS.B , 9 .99% , 9/18/26 . $ 19,107 $ 19,371
APP-16637870.FP.FTS.B , 12 .49% , 9/18/26 6,358 6,454
APP-17100593.FP.FTS.B , 9 .49% , 9/20/26 . 7,543 7,648
APP-17124398.FP.FTS.B , 9 .74% , 9/20/26 . 19,062 19,359
APP-11934555.FP.FTS.B , 19 .49% , 9/22/26 8,313 8,667
APP-17439783.FP.FTS.B , 10 .74% , 9/25/26 2,311 2,344
APP-17331723.FP.FTS.B , 16 .99% , 9/25/26 6,164 6,255
APP-15589148.FP.FTS.B , 14 .49% , 10/08/26 4,642 4,707
APP-14522661.FP.FTS.B , 15 .99% , 10/10/26 12,100 12,305
APP-14329008.FP.FTS.B , 19 .49% , 10/17/26 12,862 13,436
APP-17156366.FP.FTS.B , 11 .24% , 11/07/26 8,894 8,994
APP-11742538.FP.FTS.B , 16 .49% , 12/15/26 10,963 11,161
APP-11741994.FP.FTS.B , 18 .99% , 12/16/26 7,396 7,653
APP-11737893.FP.FTS.B , 25 .49% , 12/18/26 5,137 5,388
APP-11694428.FP.FTS.B , 14 .49% , 12/22/26 1,456 1,463
APP-11751120.FP.FTS.B , 8 .99% , 12/23/26 15,214 15,442
APP-11694004.FP.FTS.B , 11 .74% , 12/23/26 19,658 19,949
APP-11708423.FP.FTS.B , 20 .99% , 12/23/26 16,326 17,002
APP-11743539.FP.FTS.B , 21 .74% , 12/23/26 8,544 8,840
APP-11752109.FP.FTS.B , 22 .49% , 12/23/26 6,364 957
APP-14548332.FP.FTS.B , 16 .49% , 1/05/27 4,817 4,869
APP-11890774.FP.FTS.B , 8 .99% , 1/06/27 . 16,018 16,230
APP-11939491.FP.FTS.B , 15 .49% , 1/08/27 6,792 6,995
APP-11795112.FP.FTS.B , 19 .99% , 1/08/27 1,584 1,584
APP-11603796.FP.FTS.B , 20 .99% , 1/15/27 7,200 7,587
APP-11749683.FP.FTS.B , 16 .74% , 1/25/27 10,166 10,432
APP-10229823.FP.FTS.B , 25 .49% , 1/26/27 5,283 5,562
APP-12268807.FP.FTS.B , 10 .99% , 2/01/27 11,447 11,593
APP-11022562.FP.FTS.B , 11 .74% , 2/01/27 3,127 3,152
APP-12396734.FP.FTS.B , 11 .74% , 2/03/27 21,674 21,957
APP-11712261.FP.FTS.B , 18 .49% , 2/03/27 2,772 2,782
APP-11742593.FP.FTS.B , 17 .99% , 2/05/27 718 716
APP-11703116.FP.FTS.B , 19 .49% , 2/05/27 5,708 5,918
APP-12293217.FP.FTS.B , 17 .49% , 2/15/27 11,767 12,134
APP-11922307.FP.FTS.B , 20 .49% , 2/15/27 5,382 5,633
APP-11904406.FP.FTS.B , 11 .24% , 2/19/27 8,003 8,127
APP-11942494.FP.FTS.B , 18 .99% , 2/19/27 8,874 9,202
APP-11940530.FP.FTS.B , 13 .49% , 2/20/27 8,048 8,192
APP-11939575.FP.FTS.B , 22 .49% , 2/21/27 3,278 3,379
APP-11861145.FP.FTS.B , 13 .24% , 2/22/27 8,890 9,028
APP-11612708.FP.FTS.B , 22 .99% , 3/04/27 8,643 9,089
APP-12361627.FP.FTS.B , 8 .99% , 3/07/27 . 10,470 10,617
APP-12389833.FP.FTS.B , 16 .49% , 3/07/27 5,558 5,742
APP-12410874.FP.FTS.B , 10 .99% , 3/08/27 10,783 10,936
APP-12032886.FP.FTS.B , 16 .99% , 3/16/27 5,045 5,211
APP-12408565.FP.FTS.B , 17 .99% , 3/19/27 11,159 11,626
APP-12270281.FP.FTS.B , 10 .99% , 3/20/27 8,866 9,012
APP-11940575.FP.FTS.B , 25 .49% , 3/21/27 4,548 4,793
APP-12412441.FP.FTS.B , 11 .24% , 3/22/27 17,556 17,889
APP-11877626.FP.FTS.B , 13 .59% , 4/14/27 19,283 19,625
APP-13682302.FP.FTS.B , 18 .49% , 4/15/27 5,232 5,425
APP-13744711.FP.FTS.B , 26 .49% , 4/15/27 4,630 4,857
APP-12119826.FP.FTS.B , 12 .09% , 4/16/27 23,439 23,782
APP-13767273.FP.FTS.B , 11 .59% , 4/18/27 7,759 7,881
APP-13929153.FP.FTS.B , 9 .59% , 4/20/27 . 6,231 6,330
APP-11872292.FP.FTS.B , 19 .99% , 4/22/27 8,306 1,765
APP-14057284.FP.FTS.B , 13 .59% , 4/23/27 18,743 19,065
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-14099769.FP.FTS.B , 20 .49% , 4/30/27 $ 10,354 $ 10,913
APP-14199304.FP.FTS.B , 13 .59% , 5/01/27 17,414 17,688
APP-14187476.FP.FTS.B , 17 .99% , 5/01/27 13,965 14,372
APP-14087177.FP.FTS.B , 18 .99% , 5/02/27 8,982 9,350
APP-14289803.FP.FTS.B , 22 .49% , 5/02/27 5,156 5,332
APP-14041540.FP.FTS.B , 11 .59% , 5/03/27 10,255 10,424
APP-14263477.FP.FTS.B , 21 .99% , 5/10/27 3,828 3,860
APP-13720484.FP.FTS.B , 11 .34% , 5/15/27 18,757 19,049
APP-14330285.FP.FTS.B , 11 .74% , 5/15/27 5,277 5,304
APP-13483981.FP.FTS.B , 16 .99% , 5/15/27 6,434 6,674
APP-13485148.FP.FTS.B , 18 .49% , 5/15/27 14,995 15,611
APP-13725984.FP.FTS.B , 13 .59% , 5/17/27 14,766 15,033
APP-13849753.FP.FTS.B , 9 .34% , 5/20/27 . 15,228 15,479
APP-13800465.FP.FTS.B , 18 .49% , 5/20/27 6,147 6,442
APP-13529032.FP.FTS.B , 18 .74% , 5/20/27 18,418 19,160
APP-13705972.FP.FTS.B , 26 .49% , 5/20/27 5,790 6,086
APP-13542298.FP.FTS.B , 11 .34% , 5/21/27 12,173 12,398
APP-13811007.FP.FTS.B , 11 .34% , 5/21/27 12,351 12,552
APP-13848454.FP.FTS.B , 16 .09% , 5/21/27 5,700 5,805
APP-13767415.FP.FTS.B , 19 .49% , 5/21/27 8,216 8,464
APP-13826410.FP.FTS.B , 20 .49% , 5/21/27 11,160 11,726
APP-13838022.FP.FTS.B , 22 .49% , 5/21/27 4,299 4,482
APP-13417402.FP.FTS.B , 17 .99% , 5/26/27 7,703 8,112
APP-13628676.FP.FTS.B , 16 .99% , 5/27/27 6,405 6,567
APP-13485109.FP.FTS.B , 20 .49% , 5/27/27 6,462 6,811
APP-13724215.FP.FTS.B , 10 .09% , 5/28/27 22,257 22,665
APP-13751462.FP.FTS.B , 11 .59% , 5/28/27 18,025 18,400
APP-13899643.FP.FTS.B , 12 .09% , 5/28/27 24,622 25,030
APP-13574037.FP.FTS.B , 15 .24% , 5/28/27 23,785 24,382
APP-13628755.FP.FTS.B , 19 .49% , 5/28/27 5,603 5,828
APP-13521024.FP.FTS.B , 20 .99% , 5/28/27 8,692 9,169
APP-13696300.FP.FTS.B , 13 .84% , 5/29/27 7,381 7,540
APP-13836108.FP.FTS.B , 13 .59% , 5/31/27 19,524 19,954
APP-13852222.FP.FTS.B , 26 .49% , 5/31/27 4,291 4,448
APP-14965459.FP.FTS.B , 17 .24% , 6/01/27 16,000 16,281
APP-13623936.FP.FTS.B , 9 .34% , 6/03/27 . 19,137 19,437
APP-13628843.FP.FTS.B , 16 .99% , 6/04/27 6,639 6,763
APP-14688354.FP.FTS.B , 17 .49% , 6/04/27 13,882 14,147
APP-14200239.FP.FTS.B , 11 .34% , 6/06/27 19,079 19,367
APP-14165096.FP.FTS.B , 14 .74% , 6/06/27 15,398 15,722
APP-14192451.FP.FTS.B , 17 .99% , 6/06/27 15,550 16,016
APP-14083608.FP.FTS.B , 20 .49% , 6/06/27 4,344 4,402
APP-14225512.FP.FTS.B , 20 .49% , 6/07/27 5,412 5,583
APP-14212766.FP.FTS.B , 26 .49% , 6/07/27 480 476
APP-13914635.FP.FTS.B , 20 .99% , 6/10/27 11,084 11,585
APP-14179267.FP.FTS.B , 17 .24% , 6/11/27 25,355 25,856
APP-14324970.FP.FTS.B , 24 .74% , 6/12/27 8,099 8,543
APP-14189919.FP.FTS.B , 20 .49% , 6/13/27 3,474 3,509
APP-14219059.FP.FTS.B , 11 .34% , 6/16/27 8,727 8,856
APP-15597460.FP.FTS.B , 16 .49% , 6/16/27 16,591 16,905
APP-14301553.FP.FTS.B , 22 .49% , 6/16/27 9,660 10,088
APP-14138938.FP.FTS.B , 11 .59% , 6/17/27 8,206 8,347
APP-14188906.FP.FTS.B , 16 .99% , 6/17/27 10,586 10,832
APP-14200894.FP.FTS.B , 23 .49% , 6/17/27 7,748 8,164
APP-14243912.FP.FTS.B , 26 .49% , 6/17/27 5,248 5,506
APP-14057201.FP.FTS.B , 15 .99% , 6/18/27 6,302 6,528
APP-14108165.FP.FTS.B , 20 .49% , 6/18/27 10,580 11,009

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-14066107.FP.FTS.B , 9 .34% , 6/19/27 . $ 19,138 $ 19,472
APP-13484916.FP.FTS.B , 14 .99% , 6/19/27 11,002 11,255
APP-14165192.FP.FTS.B , 17 .99% , 6/19/27 4,864 4,927
APP-14025039.FP.FTS.B , 20 .49% , 6/19/27 7,035 7,372
APP-14202174.FP.FTS.B , 11 .59% , 6/20/27 6,424 6,541
APP-14202404.FP.FTS.B , 12 .09% , 6/20/27 24,877 25,333
APP-14077334.FP.FTS.B , 13 .59% , 6/20/27 12,461 12,658
APP-14188625.FP.FTS.B , 13 .59% , 6/20/27 10,127 10,327
APP-14194952.FP.FTS.B , 17 .99% , 6/20/27 10,766 11,167
APP-14159440.FP.FTS.B , 21 .99% , 6/20/27 3,634 3,712
APP-11743712.FP.FTS.B , 21 .49% , 6/22/27 8,953 9,427
APP-14227617.FP.FTS.B , 20 .99% , 6/25/27 5,516 5,800
APP-14292674.FP.FTS.B , 21 .99% , 6/25/27 9,732 10,299
APP-14215379.FP.FTS.B , 17 .49% , 6/26/27 9,560 9,802
APP-14341730.FP.FTS.B , 20 .99% , 6/27/27 8,117 8,557
APP-13695730.FP.FTS.B , 26 .49% , 6/28/27 4,376 4,635
APP-14195378.FP.FTS.B , 19 .49% , 6/30/27 14,816 15,379
APP-15753390.FP.FTS.B , 26 .99% , 7/01/27 6,251 6,579
APP-15425472.FP.FTS.B , 18 .99% , 7/02/27 20,183 4,034
APP-15653357.FP.FTS.B , 21 .24% , 7/04/27 4,623 4,762
APP-14883847.FP.FTS.B , 17 .24% , 7/06/27 4,040 4,109
APP-15556990.FP.FTS.B , 21 .24% , 7/06/27 5,798 5,968
APP-14902078.FP.FTS.B , 11 .74% , 7/07/27 12,584 12,779
APP-14904704.FP.FTS.B , 13 .99% , 7/07/27 19,745 20,077
APP-14143499.FP.FTS.B , 17 .24% , 7/07/27 18,436 19,024
APP-14923950.FP.FTS.B , 13 .74% , 7/08/27 6,701 6,818
APP-15007157.FP.FTS.B , 20 .99% , 7/11/27 8,000 901
APP-14868239.FP.FTS.B , 11 .99% , 7/12/27 6,172 6,274
APP-14709072.FP.FTS.B , 17 .49% , 7/12/27 5,258 5,298
APP-14930206.FP.FTS.B , 14 .49% , 7/14/27 5,988 6,091
APP-14818480.FP.FTS.B , 11 .74% , 7/15/27 19,542 19,867
APP-14914496.FP.FTS.B , 11 .74% , 7/15/27 20,374 20,722
APP-13767685.FP.FTS.B , 11 .99% , 7/15/27 927 927
APP-15137192.FP.FTS.B , 11 .99% , 7/15/27 8,929 9,074
APP-15039028.FP.FTS.B , 22 .99% , 7/16/27 4,618 4,801
APP-14843307.FP.FTS.B , 11 .99% , 7/17/27 7,051 7,166
APP-14811744.FP.FTS.B , 13 .99% , 7/19/27 18,423 18,799
APP-14688586.FP.FTS.B , 17 .49% , 7/19/27 14,799 15,153
APP-14191093.FP.FTS.B , 18 .99% , 7/19/27 5,273 2,127
APP-14160424.FP.FTS.B , 23 .99% , 7/19/27 10,091 10,692
APP-14902830.FP.FTS.B , 16 .24% , 7/20/27 21,693 22,475
APP-15056862.FP.FTS.B , 22 .99% , 7/20/27 11,641 12,228
APP-14865961.FP.FTS.B , 11 .74% , 7/21/27 18,331 18,670
APP-14937680.FP.FTS.B , 11 .99% , 7/21/27 7,100 7,199
APP-14938376.FP.FTS.B , 11 .99% , 7/21/27 7,708 7,851
APP-14881643.FP.FTS.B , 17 .49% , 7/21/27 11,972 12,267
APP-14877061.FP.FTS.B , 9 .99% , 7/22/27 . 8,543 8,701
APP-14529813.FP.FTS.B , 18 .24% , 7/23/27 21,165 21,971
APP-14314279.FP.FTS.B , 23 .49% , 7/25/27 4,439 4,665
APP-14335800.FP.FTS.B , 19 .99% , 7/27/27 8,350 8,709
APP-15053109.FP.FTS.B , 11 .74% , 7/29/27 10,240 10,441
APP-16690743.FP.FTS.B , 18 .49% , 8/01/27 4,625 4,700
APP-15361603.FP.FTS.B , 19 .74% , 8/01/27 11,100 3,449
APP-15584134.FP.FTS.B , 12 .99% , 8/03/27 13,991 14,228
APP-16724945.FP.FTS.B , 13 .99% , 8/03/27 11,308 11,349
APP-16827842.FP.FTS.B , 16 .24% , 8/03/27 13,570 13,780
APP-16934495.FP.FTS.B , 13 .99% , 8/05/27 8,720 8,985
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-17031491.FP.FTS.B , 13 .99% , 8/05/27 $ 27,833 $ 28,316
APP-17272402.FP.FTS.B , 21 .24% , 8/05/27 18,781 19,415
APP-15713621.FP.FTS.B , 12 .49% , 8/06/27 9,093 9,231
APP-15045243.FP.FTS.B , 21 .49% , 8/10/27 11,640 12,103
APP-15437840.FP.FTS.B , 20 .24% , 8/13/27 9,255 9,681
APP-16055829.FP.FTS.B , 12 .99% , 8/14/27 6,368 6,501
APP-15595170.FP.FTS.B , 15 .24% , 8/14/27 31,489 3,520
APP-16079598.FP.FTS.B , 20 .49% , 8/14/27 11,536 11,908
APP-15638158.FP.FTS.B , 21 .24% , 8/14/27 5,614 5,797
APP-15526033.FP.FTS.B , 21 .74% , 8/14/27 13,283 2,847
APP-14058523.FP.FTS.B , 21 .99% , 8/14/27 19,729 20,568
APP-15802156.FP.FTS.B , 22 .24% , 8/14/27 8,729 9,085
APP-14177752.FP.FTS.B , 11 .59% , 8/15/27 14,392 7,729
APP-15398960.FP.FTS.B , 12 .99% , 8/15/27 23,039 23,467
APP-15709743.FP.FTS.B , 14 .49% , 8/15/27 21,786 22,213
APP-15299307.FP.FTS.B , 14 .99% , 8/15/27 16,325 16,665
APP-11750409.FP.FTS.B , 17 .99% , 8/15/27 10,135 10,550
APP-15544956.FP.FTS.B , 18 .74% , 8/15/27 8,953 9,171
APP-15702332.FP.FTS.B , 20 .24% , 8/15/27 5,824 5,958
APP-15600789.FP.FTS.B , 22 .24% , 8/15/27 4,499 4,672
APP-16074588.FP.FTS.B , 23 .49% , 8/15/27 8,876 9,294
APP-15763149.FP.FTS.B , 26 .99% , 8/15/27 6,517 6,850
APP-15602475.FP.FTS.B , 12 .49% , 8/19/27 9,456 9,631
APP-15591313.FP.FTS.B , 20 .74% , 8/19/27 8,903 1,825
APP-15601188.FP.FTS.B , 21 .24% , 8/19/27 28,612 29,627
APP-15811836.FP.FTS.B , 19 .74% , 8/20/27 14,479 14,996
APP-15741986.FP.FTS.B , 12 .49% , 8/21/27 16,777 17,129
APP-15602128.FP.FTS.B , 21 .74% , 8/21/27 8,021 8,383
APP-15663958.FP.FTS.B , 22 .24% , 8/21/27 8,429 8,789
APP-15745269.FP.FTS.B , 22 .24% , 8/21/27 9,331 9,775
APP-16024812.FP.FTS.B , 12 .99% , 8/22/27 6,417 6,547
APP-14178173.FP.FTS.B , 15 .24% , 8/26/27 11,867 12,128
APP-15871509.FP.FTS.B , 20 .49% , 8/26/27 10,640 11,091
APP-16063371.FP.FTS.B , 20 .99% , 8/26/27 14,661 15,201
APP-16071674.FP.FTS.B , 22 .49% , 8/26/27 6,317 6,566
APP-15043328.FP.FTS.B , 22 .74% , 8/26/27 7,931 8,368
APP-14920951.FP.FTS.B , 23 .49% , 8/26/27 5,221 521
APP-16053754.FP.FTS.B , 10 .99% , 8/27/27 17,194 17,525
APP-15234987.FP.FTS.B , 16 .74% , 8/27/27 16,459 16,882
APP-14346063.FP.FTS.B , 18 .49% , 8/27/27 15,205 15,788
APP-16019364.FP.FTS.B , 20 .99% , 8/28/27 17,119 17,809
APP-15594246.FP.FTS.B , 25 .49% , 8/30/27 17,101 17,920
APP-17103722.FP.FTS.B , 9 .74% , 9/06/27 . 2,633 2,674
APP-14911217.FP.FTS.B , 13 .99% , 9/07/27 13,894 14,158
APP-17244225.FP.FTS.B , 9 .49% , 9/09/27 . 11,067 11,240
APP-17250115.FP.FTS.B , 9 .74% , 9/09/27 . 3,954 4,016
APP-15558741.FP.FTS.B , 19 .49% , 9/12/27 24,496 14,056
APP-17433516.FP.FTS.B , 20 .49% , 9/12/27 14,735 15,197
APP-17430483.FP.FTS.B , 12 .99% , 9/13/27 14,388 14,617
APP-17450366.FP.FTS.B , 21 .24% , 9/13/27 7,033 7,271
APP-16817244.FP.FTS.B , 18 .24% , 9/14/27 29,352 30,029
APP-16652517.FP.FTS.B , 14 .24% , 9/15/27 9,660 9,816
APP-16847088.FP.FTS.B , 18 .24% , 9/15/27 5,877 6,095
APP-15593379.FP.FTS.B , 24 .74% , 9/15/27 5,647 631
APP-15584156.FP.FTS.B , 26 .99% , 9/15/27 1,538 1,541
APP-16906029.FP.FTS.B , 17 .74% , 9/17/27 6,163 6,296
APP-16599721.FP.FTS.B , 13 .49% , 9/19/27 4,012 4,037

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-16335329.FP.FTS.B , 11 .24% , 9/20/27 $ 10,097 $ 10,282
APP-15742698.FP.FTS.B , 20 .74% , 9/20/27 12,334 12,936
APP-15738048.FP.FTS.B , 24 .99% , 9/20/27 10,863 11,330
APP-15718443.FP.FTS.B , 26 .99% , 9/20/27 16,490 17,351
APP-17104731.FP.FTS.B , 13 .49% , 9/21/27 10,575 10,796
APP-15723564.FP.FTS.B , 26 .99% , 9/21/27 2,249 2,287
APP-15758289.FP.FTS.B , 26 .99% , 9/21/27 6,675 7,029
APP-17193229.FP.FTS.B , 11 .99% , 9/22/27 8,204 8,375
APP-17221012.FP.FTS.B , 15 .24% , 9/22/27 14,401 14,691
APP-13628761.FP.FTS.B , 20 .99% , 9/23/27 3,341 3,364
APP-15037668.FP.FTS.B , 26 .99% , 9/23/27 6,924 7,289
APP-17493809.FP.FTS.B , 20 .49% , 9/25/27 10,634 10,889
APP-17329208.FP.FTS.B , 20 .99% , 9/25/27 10,378 10,760
APP-17418426.FP.FTS.B , 18 .99% , 9/26/27 7,149 1,810
APP-15684113.FP.FTS.B , 20 .74% , 10/18/27 5,786 5,857
APP-15589159.FP.FTS.B , 26 .74% , 10/22/27 8,671 3,115
APP-16061296.FP.FTS.B , 23 .49% , 10/27/27 9,211 9,644
APP-15040717.FP.FTS.B , 20 .99% , 11/15/27 6,509 2,077
APP-14122876.FP.FTS.B , 23 .49% , 11/20/27 22,499 23,634
APP-15757316.FP.FTS.B , 24 .99% , 11/24/27 14,782 15,452
APP-17422584.FP.FTS.B , 18 .49% , 11/30/27 14,644 1,328
APP-14840263.FP.FTS.B , 17 .49% , 12/08/27 16,748 17,096
APP-16893024.FP.FTS.B , 19 .99% , 12/11/27 11,229 5,965
APP-14113024.FP.FTS.B , 11 .59% , 5/03/35 359 359
APP-13550190.FP.FTS.B , 24 .99% , 5/16/35 425 427
APP-13512883.FP.FTS.B , 9 .84% , 5/20/35 . 213 213
3,227,089
LendingClub Corp.
149399946.LC.FTS.B , 20% , 4/09/34 ..... 8,103 –
148165215.LC.FTS.B , 15 .57% , 5/15/34 ... 3,498 –
166943124.LC.FTS.B , 15 .24% , 5/20/35 ... 193 10
10
LendingClub Corp. - LCX
155128973.LC.FTS.B , 15 .24% , 7/25/34 ... 6,093 6,088
155983239.LC.FTS.B , 14 .3% , 5/09/35 ... 9,360 901
164935272.LC.FTS.B , 20 .55% , 5/21/35 ... 1,961 1,973
8,962
LendingClub Corp. - LCX PM
188053341.LC.FTS.B , 6% , 4/08/27 ...... 2,857 2,882
187991007.LC.FTS.B , 17 .19% , 4/08/27 ... 3,532 336
188072484.LC.FTS.B , 22 .49% , 4/08/27 ... 3,084 –
187514926.LC.FTS.B , 23 .49% , 4/11/27 ... 4,244 4,331
188110736.LC.FTS.B , 23 .99% , 4/13/27 ... 6,451 –
188308390.LC.FTS.B , 25 .99% , 4/14/27 ... 3,336 3,428
188316633.LC.FTS.B , 25 .99% , 4/14/27 ... 5,669 –
188225211.LC.FTS.B , 20 .99% , 4/18/27 ... 7,902 7,713
188575003.LC.FTS.B , 22 .49% , 4/20/27 ... 3,424 3,481
188450442.LC.FTS.B , 15 .19% , 4/21/27 ... 13,770 13,281
188615522.LC.FTS.B , 16 .19% , 4/21/27 ... 7,965 7,877
188593509.LC.FTS.B , 19 .44% , 4/21/27 ... 3,724 3,764
188582913.LC.FTS.B , 20 .49% , 4/21/27 ... 15,400 –
188594404.LC.FTS.B , 20 .99% , 4/21/27 ... 16,594 13,218
188494026.LC.FTS.B , 21 .99% , 4/21/27 ... 10,195 –
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
188633218.LC.FTS.B , 28 .99% , 4/21/27 ... $ 6,871 $ 7,084
188630360.LC.FTS.B , 20 .49% , 4/22/27 ... 11,516 11,613
188277503.LC.FTS.B , 23 .19% , 4/22/27 ... 5,445 5,512
187548960.LC.FTS.B , 20 .49% , 4/25/27 ... 9,738 9,471
187548690.LC.FTS.B , 23 .49% , 4/25/27 ... 9,138 176
188528665.LC.FTS.B , 23 .99% , 4/25/27 ... 3,864 3,915
188048788.LC.FTS.B , 25 .99% , 4/28/27 ... 14,540 14,800
187899660.LC.FTS.B , 23 .99% , 4/29/27 ... 11,435 11,547
188575150.LC.FTS.B , 22 .99% , 4/30/27 ... 9,244 –
188303635.LC.FTS.B , 20 .99% , 6/21/27 ... 6,681 5,294
188186124.LC.FTS.B , 21 .49% , 11/12/27 .. 4,471 4,306
188574271.LC.FTS.B , 22 .49% , 11/30/27 .. 20,229 985
188256153.LC.FTS.B , 5% , 12/12/27 ..... 3,821 3,068
188223031.LC.FTS.B , Zero Cpn , 1/28/28 . 19,874 13,210
188415292.LC.FTS.B , 22 .99% , 7/20/28 ... 19,861 19,440
188123636.LC.FTS.B , 5% , 4/13/35 ...... 3,265 3,263
173,995
Prosper Funding LLC
1721664.PS.FTS.B , 11 .4% , 8/15/25 ..... 857 855
1752838.PS.FTS.B , 14 .6% , 10/14/25 .... 906 902
1751899.PS.FTS.B , 22 .6% , 1/20/26 ..... 2,363 2,362
1700571.PS.FTS.B , 18 .11% , 1/24/26 .... 4,106 4,059
1655235.PS.FTS.B , 24 .03% , 10/27/26 ... 6,046 6,320
1649857.PS.FTS.B , 10 .5% , 10/28/26 .... 7,249 –
1656498.PS.FTS.B , 10 .9% , 10/28/26 .... 3,233 196
1649350.PS.FTS.B , 18 .78% , 10/28/26 ... 5,693 5,823
1657464.PS.FTS.B , 10 .5% , 10/29/26 .... 2,314 2,328
1646555.PS.FTS.B , 10 .9% , 10/29/26 .... 9,426 9,500
1646915.PS.FTS.B , 16 .1% , 10/29/26 .... 6,097 6,331
1656576.PS.FTS.B , 16 .18% , 10/29/26 ... 14,242 14,511
1648681.PS.FTS.B , 12 .21% , 11/01/26 .... 2,165 2,161
1658775.PS.FTS.B , 12 .5% , 11/02/26 .... 12,235 12,123
1651286.PS.FTS.B , 24 .33% , 11/05/26 .... 8,498 –
1658917.PS.FTS.B , 10 .7% , 11/09/26 .... 5,261 5,224
1666464.PS.FTS.B , 15 .29% , 11/09/26 .... 4,016 4,005
1654475.PS.FTS.B , 10 .8% , 11/10/26 .... 5,645 5,607
1660093.PS.FTS.B , 10 .9% , 11/10/26 .... 1,404 1,393
1654907.PS.FTS.B , 16% , 11/12/26 ...... 4,275 4,341
1665225.PS.FTS.B , 19 .53% , 11/14/26 .... 3,010 3,049
1667685.PS.FTS.B , 17 .1% , 11/15/26 .... 10,345 10,504
1673249.PS.FTS.B , 10 .7% , 12/15/26 .... 5,809 5,761
1679392.PS.FTS.B , 13 .8% , 12/15/26 .... 2,883 2,870
1686612.PS.FTS.B , 16 .8% , 12/16/26 .... 10,558 10,531
1679746.PS.FTS.B , 16 .93% , 12/16/26 ... 6,449 6,418
1673612.PS.FTS.B , 19 .3% , 12/16/26 .... 2,661 2,706
1674065.PS.FTS.B , 27 .18% , 12/16/26 ... 7,330 7,610
1674635.PS.FTS.B , 13 .77% , 12/17/26 ... 6,999 6,971
1681423.PS.FTS.B , 10 .08% , 12/20/26 ... 5,877 5,834
1688043.PS.FTS.B , 10 .5% , 12/20/26 .... 4,714 4,679
1681000.PS.FTS.B , 11 .6% , 12/20/26 .... 5,265 4,765
1681408.PS.FTS.B , 14 .7% , 12/20/26 .... 3,866 3,858
1676714.PS.FTS.B , 12 .62% , 12/21/26 ... 14,177 14,071
1673600.PS.FTS.B , 11 .6% , 12/25/26 .... 4,023 3,989
1681444.PS.FTS.B , 9 .81% , 12/27/26 .... 11,495 2,488
1675322.PS.FTS.B , 21 .09% , 12/30/26 ... 7,944 8,291
1687826.PS.FTS.B , 12 .6% , 1/12/27 ..... 5,073 5,026

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1688201.PS.FTS.B , 24 .03% , 1/12/27 .... $ 4,889 $ 5,080
1694575.PS.FTS.B , 11 .99% , 1/13/27 .... 8,803 8,725
1688543.PS.FTS.B , 16 .18% , 1/13/27 .... 6,684 6,637
1695334.PS.FTS.B , 15 .1% , 1/14/27 ..... 4,810 4,790
1702050.PS.FTS.B , 18 .78% , 1/14/27 .... 4,587 4,667
1689323.PS.FTS.B , 26 .88% , 1/14/27 .... 1,515 1,575
1689608.PS.FTS.B , 28 .23% , 1/14/27 .... 7,690 7,993
1705371.PS.FTS.B , 12 .62% , 1/20/27 .... 12,686 12,592
1700562.PS.FTS.B , 15 .18% , 1/20/27 .... 8,241 8,156
1705833.PS.FTS.B , 18 .48% , 1/20/27 .... 1,721 1,752
1689314.PS.FTS.B , 10 .26% , 1/28/27 .... 15,184 15,033
1693711.PS.FTS.B , 21 .63% , 1/31/27 .... 5,070 5,268
1688138.PS.FTS.B , 13 .6% , 2/05/27 ..... 15,881 15,753
1715428.PS.FTS.B , 9 .99% , 2/15/27 ..... 2,125 2,106
1720965.PS.FTS.B , 11 .7% , 2/15/27 ..... 1,927 1,914
1708910.PS.FTS.B , 12 .5% , 2/15/27 ..... 527 523
1715575.PS.FTS.B , 18 .59% , 2/15/27 .... 4,488 4,561
1709420.PS.FTS.B , 21 .18% , 2/16/27 .... 5,345 5,444
1709807.PS.FTS.B , 15 .1% , 2/17/27 ..... 8,200 8,164
1696093.PS.FTS.B , 16% , 2/17/27 ....... 6,661 6,785
1711007.PS.FTS.B , 18 .78% , 2/18/27 .... 8,005 8,165
1710686.PS.FTS.B , 19% , 2/18/27 ....... 4,777 4,873
1708892.PS.FTS.B , 11 .79% , 2/20/27 .... 8,783 8,686
1716991.PS.FTS.B , 13 .7% , 2/22/27 ..... 14,600 –
1688975.PS.FTS.B , 12 .4% , 2/26/27 ..... 9,937 9,818
1708439.PS.FTS.B , 16 .7% , 3/09/27 ..... 3,078 3,130
1710332.PS.FTS.B , 16 .18% , 3/24/27 .... 9,911 310
1749361.PS.FTS.B , 10 .5% , 4/05/27 ..... 6,494 6,389
1742753.PS.FTS.B , 11 .7% , 4/05/27 ..... 6,596 6,488
1742750.PS.FTS.B , 16 .18% , 4/05/27 .... 4,236 4,178
1752456.PS.FTS.B , 16 .18% , 4/05/27 .... 3,209 1,746
1752438.PS.FTS.B , 18 .13% , 4/05/27 .... 5,622 –
1749730.PS.FTS.B , 11 .6% , 4/06/27 ..... 7,061 6,948
1752882.PS.FTS.B , 12 .4% , 4/06/27 ..... 2,377 2,338
1752861.PS.FTS.B , 12 .5% , 4/06/27 ..... 4,760 4,683
1750048.PS.FTS.B , 13 .13% , 4/06/27 .... 7,197 7,105
1750153.PS.FTS.B , 16 .9% , 4/06/27 ..... 4,524 4,573
1744484.PS.FTS.B , 11 .2% , 4/07/27 ..... 16,383 16,124
1754274.PS.FTS.B , 11 .6% , 4/07/27 ..... 1,647 1,621
1751020.PS.FTS.B , 14 .49% , 4/07/27 .... 2,776 2,744
1753719.PS.FTS.B , 14 .68% , 4/07/27 .... 4,932 4,860
1745348.PS.FTS.B , 10 .4% , 4/08/27 ..... 13,896 13,681
1755504.PS.FTS.B , 10 .29% , 4/11/27 .... 4,163 4,101
1752913.PS.FTS.B , 15 .5% , 4/11/27 ..... 4,942 4,886
1754277.PS.FTS.B , 25 .9% , 4/11/27 ..... 1,803 –
1756335.PS.FTS.B , 18 .33% , 4/12/27 .... 12,016 12,180
1755102.PS.FTS.B , 15 .29% , 4/13/27 .... 14,863 14,679
1742747.PS.FTS.B , 14 .38% , 4/15/27 .... 5,541 4,570
1755513.PS.FTS.B , 21% , 4/20/27 ....... 3,200 3,316
1704399.PS.FTS.B , 13 .8% , 11/03/27 .... 19,769 10,999
1693289.PS.FTS.B , 12 .9% , 12/21/27 .... 5,294 5,209
1743968.PS.FTS.B , 11 .2% , 3/15/28 ..... 10,529 10,214
1657975.PS.FTS.B , 13 .05% , 11/08/34 .... 18 –
1683619.PS.FTS.B , 12 .33% , 12/30/34 ... 3,472 3,475
1689350.PS.FTS.B , 14 .89% , 1/14/35 .... 116 117
1706154.PS.FTS.B , 15 .29% , 1/20/35 .... 20 1
1744487.PS.FTS.B , 18 .09% , 4/20/35 .... 9 9
1744502.PS.FTS.B , 20 .46% , 4/30/35 .... 375 376
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1755967.PS.FTS.B , 22 .6% , 4/30/35 ..... $ 159 $ 160
517,732
Upgrade, Inc. - Card
991816717.UG.FTS.B , 29 .49% , 6/15/25 .. 39 40
991785806.UG.FTS.B , 20 .46% , 7/12/25 .. 40 41
991763663.UG.FTS.B , 16 .99% , 9/13/25 .. 87 8
991808149.UG.FTS.B , 29 .49% , 10/15/25 . 28 29
991854422.UG.FTS.B , 29 .49% , 10/17/25 . 182 187
991820840.UG.FTS.B , 29 .49% , 11/13/25 . 92 6
991803612.UG.FTS.B , 29 .49% , 12/15/25 . 39 33
991818026.UG.FTS.B , 28 .98% , 2/15/26 .. 27 24
991835626.UG.FTS.B , 28 .98% , 4/15/26 .. 122 125
991811876.UG.FTS.B , 28 .98% , 5/12/26 .. 3 3
991827179.UG.FTS.B , 28 .98% , 2/10/30 .. 24 –
991840163.UG.FTS.B , 19 .8% , 2/12/30 ... 7 –
991753187.UG.FTS.B , 28 .98% , 2/12/30 .. 17 1
991801416.UG.FTS.B , 28 .98% , 2/12/30 .. 9 9
991834564.UG.FTS.B , 19 .99% , 2/13/30 .. 286 20
991826312.UG.FTS.B , 21 .46% , 2/13/30 .. 33 –
991805844.UG.FTS.B , 28 .98% , 2/13/30 .. 48 –
991830188.UG.FTS.B , 18 .97% , 2/14/30 .. 2 1
991889627.UG.FTS.B , 21 .46% , 2/14/30 .. 20 1
991825566.UG.FTS.B , 28 .98% , 2/15/30 .. 11 –
991793801.UG.FTS.B , 28 .98% , 2/17/30 .. 9 1
991806983.UG.FTS.B , 19 .8% , 4/13/30 ... 16 1
991941107.UG.FTS.B , 17 .99% , 5/12/30 .. 12 12
542
Upstart Network, Inc.
L2299568.UP.FTS.B , 21 .13% , 6/06/25 .... 940 928
L2406128.UP.FTS.B , 11 .74% , 6/18/25 .... 219 61
FW2603194.UP.FTS.B , 9 .76% , 7/10/25 ... 318 313
L2602759.UP.FTS.B , 17 .08% , 7/10/25 .... 1,124 1,106
FW2607955.UP.FTS.B , 23 .75% , 7/10/25 .. 364 359
L2616546.UP.FTS.B , 9 .84% , 7/14/25 .... 996 983
L1716921.UP.FTS.B , 23 .03% , 7/15/25 .... 367 362
FW2951887.UP.FTS.B , 13 .49% , 9/14/25 .. 430 31
L2951348.UP.FTS.B , 13 .94% , 9/14/25 .... 345 339
FW2951735.UP.FTS.B , 15 .61% , 9/14/25 .. 1,452 322
L2048994.UP.FTS.B , 24 .16% , 9/15/25 .... 544 115
FW2951691.UP.FTS.B , 20 .36% , 9/28/25 .. 1,558 111
L2437139.UP.FTS.B , 5 .87% , 11/18/25 .... 202 166
L2439081.UP.FTS.B , 9 .27% , 11/27/25 .... 1,636 417
FW2428997.UP.FTS.B , 8 .05% , 11/28/25 .. 1,007 73
L1714660.UP.FTS.B , 8 .12% , 9/15/26 .... 11,050 10,780
L1717453.UP.FTS.B , 9 .3% , 9/15/26 ..... 16,579 16,171
L1712309.UP.FTS.B , 10 .63% , 9/15/26 .... 1,354 1,327
L1716286.UP.FTS.B , 13 .58% , 9/15/26 .... 5,316 5,210
L1714475.UP.FTS.B , 16 .18% , 9/15/26 .... 2,555 93
L1716175.UP.FTS.B , 19 .72% , 9/15/26 .... 3,874 3,808
L1714787.UP.FTS.B , 19 .9% , 9/15/26 .... 584 573
L1716305.UP.FTS.B , 19 .95% , 9/15/26 .... 1,877 1,844
L1717659.UP.FTS.B , 24 .51% , 9/15/26 .... 1,256 1,234
L1715574.UP.FTS.B , 25 .72% , 9/15/26 .... 2,854 2,805
L1713640.UP.FTS.B , 26 .25% , 9/15/26 .... 1,787 1,756
L1705442.UP.FTS.B , 26 .69% , 9/15/26 .... 2,980 2,930

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1718296.UP.FTS.B , 26 .73% , 9/15/26 .. $ 3,039 $ 2,987
FW1718304.UP.FTS.B , 30 .56% , 9/15/26 .. 1,247 1,228
FW1708223.UP.FTS.B , 31 .43% , 9/15/26 .. 1,713 1,687
FW1718952.UP.FTS.B , 31 .98% , 9/15/26 .. 3,532 3,478
FW1718497.UP.FTS.B , 32 .01% , 9/15/26 .. 1,042 1,026
FW1886121.UP.FTS.B , 7 .36% , 10/20/26 .. 1,355 1,312
L1888552.UP.FTS.B , 7 .94% , 10/20/26 .... 10,277 10,020
L1888883.UP.FTS.B , 8 .11% , 10/20/26 .... 4,378 4,269
L1882812.UP.FTS.B , 8 .28% , 10/20/26 .... 11,937 1,704
FW1885766.UP.FTS.B , 12 .47% , 10/20/26 . 11,705 11,471
L1885346.UP.FTS.B , 12 .58% , 10/20/26 ... 1,099 1,077
L1885846.UP.FTS.B , 13 .96% , 10/20/26 ... 9,388 9,203
L1883791.UP.FTS.B , 16% , 10/20/26 ..... 4,271 4,223
L1887062.UP.FTS.B , 16 .6% , 10/20/26 .... 1,930 1,898
FW1887343.UP.FTS.B , 17 .02% , 10/20/26 . 645 638
L1882034.UP.FTS.B , 17 .06% , 10/20/26 ... 2,160 567
FW1886267.UP.FTS.B , 17 .53% , 10/20/26 . 4,113 4,043
FW1885177.UP.FTS.B , 19 .83% , 10/20/26 . 2,448 2,406
L1888979.UP.FTS.B , 20 .2% , 10/20/26 .... 7,387 7,257
L1886466.UP.FTS.B , 20 .85% , 10/20/26 ... 5,725 5,628
L1889370.UP.FTS.B , 21 .62% , 10/20/26 ... 4,183 4,115
L1887570.UP.FTS.B , 22 .24% , 10/20/26 ... 1,349 1,326
L1887186.UP.FTS.B , 23 .15% , 10/20/26 ... 853 839
FW1888999.UP.FTS.B , 23 .52% , 10/20/26 . 2,025 1,992
L1886386.UP.FTS.B , 23 .7% , 10/20/26 .... 1,718 1,690
L1882558.UP.FTS.B , 25 .08% , 10/20/26 ... 703 691
FW1887450.UP.FTS.B , 25 .16% , 10/20/26 . 6,550 6,449
FW1885417.UP.FTS.B , 25 .25% , 10/20/26 . 2,191 2,157
L1888117.UP.FTS.B , 25 .32% , 10/20/26 ... 1,799 1,770
L1865153.UP.FTS.B , 25 .42% , 10/20/26 ... 3,204 3,155
L1885428.UP.FTS.B , 25 .94% , 10/20/26 ... 6,318 6,223
L1862311.UP.FTS.B , 26 .09% , 10/20/26 ... 3,706 2,595
FW1886962.UP.FTS.B , 27 .78% , 10/20/26 . 4,519 4,454
FW1885184.UP.FTS.B , 29 .51% , 10/20/26 . 6,185 6,099
FW1884150.UP.FTS.B , 30 .85% , 10/20/26 . 392 347
FW1886189.UP.FTS.B , 30 .94% , 10/20/26 . 1,858 300
FW1888248.UP.FTS.B , 31 .19% , 10/20/26 . 4,312 4,249
FW1888517.UP.FTS.B , 31 .21% , 10/20/26 . 942 929
FW1886674.UP.FTS.B , 31 .35% , 10/20/26 . 2,094 2,064
FW1888130.UP.FTS.B , 31 .35% , 10/20/26 . 613 605
L2047884.UP.FTS.B , 7 .92% , 11/15/26 .... 5,218 5,089
L2049043.UP.FTS.B , 8 .02% , 11/15/26 .... 6,077 5,919
L2048411.UP.FTS.B , 8 .56% , 11/15/26 .... 1,440 1,403
L2047237.UP.FTS.B , 9 .32% , 11/15/26 .... 2,575 2,508
FW2046704.UP.FTS.B , 9 .53% , 11/15/26 .. 5,536 5,394
L2039266.UP.FTS.B , 10 .56% , 11/15/26 ... 1,074 1,054
L2047021.UP.FTS.B , 10 .99% , 11/15/26 ... 14,035 13,728
L2047288.UP.FTS.B , 11 .81% , 11/15/26 ... 223 219
FW2047068.UP.FTS.B , 12 .14% , 11/15/26 . 377 370
L2048156.UP.FTS.B , 13 .55% , 11/15/26 ... 2,575 2,519
L2046597.UP.FTS.B , 14 .02% , 11/15/26 ... 7,882 7,714
L2047243.UP.FTS.B , 14 .23% , 11/15/26 ... 7,118 6,967
FW2047393.UP.FTS.B , 14 .85% , 11/15/26 . 3,987 3,936
FW2049034.UP.FTS.B , 15 .15% , 11/15/26 . 2,563 2,530
L2048596.UP.FTS.B , 15 .55% , 11/15/26 ... 2,393 2,342
L2048855.UP.FTS.B , 15 .99% , 11/15/26 ... 3,695 3,648
FW2047282.UP.FTS.B , 16 .13% , 11/15/26 . 579 570
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2048386.UP.FTS.B , 16 .67% , 11/15/26 ... $ 4,379 $ 2,916
L2046932.UP.FTS.B , 17 .96% , 11/15/26 ... 8,049 7,885
L2049268.UP.FTS.B , 19 .7% , 11/15/26 .... 3,005 2,948
L2047722.UP.FTS.B , 19 .71% , 11/15/26 ... 4,199 4,148
L2049153.UP.FTS.B , 19 .94% , 11/15/26 ... 4,275 4,189
FW2047226.UP.FTS.B , 20 .73% , 11/15/26 . 2,160 2,121
L2047279.UP.FTS.B , 20 .87% , 11/15/26 ... 3,895 3,818
L2047474.UP.FTS.B , 21 .16% , 11/15/26 ... 5,794 904
L2048606.UP.FTS.B , 21 .48% , 11/15/26 ... 4,414 4,325
L2047175.UP.FTS.B , 21 .59% , 11/15/26 ... 532 522
L2047532.UP.FTS.B , 21 .84% , 11/15/26 ... 2,191 2,148
L2047358.UP.FTS.B , 21 .89% , 11/15/26 ... 2,191 2,148
L2047197.UP.FTS.B , 21 .93% , 11/15/26 ... 4,782 4,694
FW2047187.UP.FTS.B , 22 .1% , 11/15/26 .. 7,031 6,894
FW2049063.UP.FTS.B , 22 .49% , 11/15/26 . 12,377 12,153
FW2047777.UP.FTS.B , 22 .57% , 11/15/26 . 1,535 1,505
L2048190.UP.FTS.B , 23 .66% , 11/15/26 ... 5,861 5,748
L2046912.UP.FTS.B , 23 .87% , 11/15/26 ... 1,885 136
FW2034466.UP.FTS.B , 24 .37% , 11/15/26 . 1,266 1,243
L2047240.UP.FTS.B , 24 .44% , 11/15/26 ... 2,387 2,342
L2047586.UP.FTS.B , 24 .7% , 11/15/26 .... 1,044 1,025
L2048978.UP.FTS.B , 25 .37% , 11/15/26 ... 4,576 4,492
L2049419.UP.FTS.B , 25 .38% , 11/15/26 ... 438 430
L2048909.UP.FTS.B , 25 .5% , 11/15/26 .... 1,192 1,170
L2043947.UP.FTS.B , 25 .57% , 11/15/26 ... 1,101 1,081
FW2027220.UP.FTS.B , 25 .94% , 11/15/26 . 784 769
FW2047100.UP.FTS.B , 26 .77% , 11/15/26 . 1,397 1,372
FW2047988.UP.FTS.B , 29 .5% , 11/15/26 .. 3,937 3,868
FW2047468.UP.FTS.B , 30 .8% , 11/15/26 .. 673 661
FW2049349.UP.FTS.B , 30 .81% , 11/15/26 . 780 767
FW2049409.UP.FTS.B , 31 .09% , 11/15/26 . 5,036 4,950
FW1979816.UP.FTS.B , 31 .12% , 11/15/26 . 1,385 1,361
FW2048800.UP.FTS.B , 31 .12% , 11/15/26 . 1,568 1,075
FW2048749.UP.FTS.B , 31 .13% , 11/15/26 . 1,247 1,226
FW2047594.UP.FTS.B , 31 .24% , 11/15/26 . 632 621
FW2048610.UP.FTS.B , 31 .92% , 11/15/26 . 3,209 3,156
FW2096102.UP.FTS.B , 7 .51% , 11/22/26 .. 3,026 2,948
L2094764.UP.FTS.B , 11 .93% , 11/22/26 ... 1,078 1,056
FW2094906.UP.FTS.B , 12 .24% , 11/22/26 . 1,039 1,018
FW2083090.UP.FTS.B , 12 .64% , 11/22/26 . 354 347
L2094888.UP.FTS.B , 12 .99% , 11/22/26 ... 583 571
L2094766.UP.FTS.B , 16 .38% , 11/22/26 ... 1,630 1,613
FW2095326.UP.FTS.B , 16 .9% , 11/22/26 .. 2,053 2,031
L2095105.UP.FTS.B , 17 .31% , 11/22/26 ... 9,363 6,242
FW2094890.UP.FTS.B , 17 .34% , 11/22/26 . 6,192 6,127
FW2096292.UP.FTS.B , 18 .39% , 11/22/26 . 3,601 3,542
L2094851.UP.FTS.B , 18 .61% , 11/22/26 ... 19,159 18,962
FW2096280.UP.FTS.B , 19 .26% , 11/22/26 . 4,166 4,094
L2096899.UP.FTS.B , 19 .33% , 11/22/26 ... 6,137 6,039
L2096144.UP.FTS.B , 19 .54% , 11/22/26 ... 6,304 6,202
L2095820.UP.FTS.B , 19 .69% , 11/22/26 ... 4,628 4,554
FW2094159.UP.FTS.B , 20 .44% , 11/22/26 . 4,044 3,979
L2095646.UP.FTS.B , 21 .32% , 11/22/26 ... 504 499
L2096760.UP.FTS.B , 21 .84% , 11/22/26 ... 4,818 4,740
FW2095395.UP.FTS.B , 22 .89% , 11/22/26 . 803 790
L2094312.UP.FTS.B , 25 .16% , 11/22/26 ... 13,782 13,574
L2096356.UP.FTS.B , 25 .27% , 11/22/26 ... 457 450

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2095277.UP.FTS.B , 25 .75% , 11/22/26 . $ 6,897 $ 6,795
L2094270.UP.FTS.B , 25 .87% , 11/22/26 ... 1,474 1,452
FW2096631.UP.FTS.B , 26 .76% , 11/22/26 . 1,849 1,822
FW2095637.UP.FTS.B , 26 .8% , 11/22/26 .. 1,987 322
FW2094585.UP.FTS.B , 27 .16% , 11/22/26 . 2,435 2,400
L2096054.UP.FTS.B , 27 .38% , 11/22/26 ... 1,667 463
L2096384.UP.FTS.B , 27 .83% , 11/22/26 ... 4,336 4,274
FW2096342.UP.FTS.B , 28 .48% , 11/22/26 . 2,396 2,362
FW2096376.UP.FTS.B , 29 .09% , 11/22/26 . 2,646 2,609
FW2096279.UP.FTS.B , 30 .8% , 11/22/26 .. 585 577
FW2094660.UP.FTS.B , 31 .22% , 11/22/26 . 5,269 5,200
FW2096663.UP.FTS.B , 31 .48% , 11/22/26 . 2,465 2,432
FW2089645.UP.FTS.B , 31 .75% , 11/22/26 . 4,681 4,648
FW2096115.UP.FTS.B , 23 .24% , 11/28/26 . 1,432 1,410
L2096773.UP.FTS.B , 24 .83% , 12/03/26 ... 1,260 1,241
FW2024402.UP.FTS.B , 24 .5% , 12/06/26 .. 5,723 5,633
FW2295931.UP.FTS.B , 5 .9% , 12/21/26 ... 5,511 5,325
FW2293082.UP.FTS.B , 6 .16% , 12/21/26 .. 1,580 1,529
FW2293764.UP.FTS.B , 6 .23% , 12/21/26 .. 8,508 5,351
FW2293501.UP.FTS.B , 7 .39% , 12/21/26 .. 2,774 2,701
L2292686.UP.FTS.B , 7 .74% , 12/21/26 .... 1,132 1,103
L2295697.UP.FTS.B , 8 .34% , 12/21/26 .... 328 321
L2295880.UP.FTS.B , 8 .72% , 12/21/26 .... 1,147 1,118
L2295310.UP.FTS.B , 9 .3% , 12/21/26 .... 2,877 2,806
L2294640.UP.FTS.B , 9 .73% , 12/21/26 .... 1,092 1,069
L2294345.UP.FTS.B , 12 .41% , 12/21/26 ... 3,430 3,357
L2288385.UP.FTS.B , 12 .86% , 12/21/26 ... 2,032 1,988
L2294220.UP.FTS.B , 13 .69% , 12/21/26 ... 2,467 2,414
L2294373.UP.FTS.B , 13 .7% , 12/21/26 .... 2,178 2,132
L2294790.UP.FTS.B , 13 .78% , 12/21/26 ... 2,466 2,416
FW2293923.UP.FTS.B , 16 .04% , 12/21/26 . 825 815
L2294540.UP.FTS.B , 16 .91% , 12/21/26 ... 432 31
L2296049.UP.FTS.B , 17 .33% , 12/21/26 ... 2,160 2,136
L2293602.UP.FTS.B , 17 .68% , 12/21/26 ... 4,530 4,480
L2295430.UP.FTS.B , 18 .6% , 12/21/26 .... 6,872 4,558
L2295608.UP.FTS.B , 18 .98% , 12/21/26 ... 4,410 4,334
FW2293617.UP.FTS.B , 19 .06% , 12/21/26 . 3,092 3,059
FW2294886.UP.FTS.B , 19 .07% , 12/21/26 . 894 601
FW2293806.UP.FTS.B , 19 .41% , 12/21/26 . 3,495 3,457
L2296294.UP.FTS.B , 19 .65% , 12/21/26 ... 687 536
FW2289691.UP.FTS.B , 20 .05% , 12/21/26 . 2,693 197
L2293347.UP.FTS.B , 20 .07% , 12/21/26 ... 13,426 13,197
L2293707.UP.FTS.B , 21 .03% , 12/21/26 ... 3,399 3,342
L2295159.UP.FTS.B , 21 .2% , 12/21/26 .... 1,498 1,472
L2294842.UP.FTS.B , 21 .22% , 12/21/26 ... 2,271 2,232
L2296434.UP.FTS.B , 21 .52% , 12/21/26 ... 1,140 1,121
L2296037.UP.FTS.B , 22 .38% , 12/21/26 ... 2,223 2,185
L2286942.UP.FTS.B , 22 .51% , 12/21/26 ... 1,020 1,003
L2293386.UP.FTS.B , 22 .55% , 12/21/26 ... 3,695 3,633
L2294767.UP.FTS.B , 23 .15% , 12/21/26 ... 1,220 1,199
FW2295460.UP.FTS.B , 23 .88% , 12/21/26 . 13,195 8,855
L2295515.UP.FTS.B , 24 .19% , 12/21/26 ... 7,495 5,091
L2295990.UP.FTS.B , 24 .34% , 12/21/26 ... 1,994 1,961
L2293012.UP.FTS.B , 24 .54% , 12/21/26 ... 1,420 1,397
L2293989.UP.FTS.B , 24 .69% , 12/21/26 ... 1,536 398
L2294601.UP.FTS.B , 24 .7% , 12/21/26 .... 23,695 23,312
L2246443.UP.FTS.B , 25 .23% , 12/21/26 ... 182 179
L2294392.UP.FTS.B , 25 .44% , 12/21/26 ... 9,251 9,102
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2287500.UP.FTS.B , 25 .45% , 12/21/26 ... $ 3,085 $ 3,036
L2292073.UP.FTS.B , 25 .46% , 12/21/26 ... 1,435 1,413
FW2294924.UP.FTS.B , 28 .38% , 12/21/26 . 3,199 504
FW2294300.UP.FTS.B , 29 .67% , 12/21/26 . 2,495 2,459
FW2293261.UP.FTS.B , 30 .26% , 12/21/26 . 556 548
FW2296110.UP.FTS.B , 30 .89% , 12/21/26 . 565 557
FW2294105.UP.FTS.B , 30 .94% , 12/21/26 . 6,286 6,193
FW2295248.UP.FTS.B , 30 .94% , 12/21/26 . 1,963 1,935
FW2293727.UP.FTS.B , 31 .05% , 12/21/26 . 745 735
FW2293310.UP.FTS.B , 31 .11% , 12/21/26 . 918 905
FW2295496.UP.FTS.B , 31 .18% , 12/21/26 . 1,281 1,263
FW2293684.UP.FTS.B , 31 .29% , 12/21/26 . 1,533 1,512
L2300162.UP.FTS.B , 5 .78% , 12/22/26 .... 549 530
L2298149.UP.FTS.B , 5 .81% , 12/22/26 .... 17,204 16,623
L2298867.UP.FTS.B , 6 .47% , 12/22/26 .... 5,621 3,538
L2298677.UP.FTS.B , 6 .71% , 12/22/26 .... 1,361 857
FW2298647.UP.FTS.B , 6 .85% , 12/22/26 .. 18,588 17,965
FW2299026.UP.FTS.B , 7 .03% , 12/22/26 .. 1,865 1,816
L2299006.UP.FTS.B , 7 .25% , 12/22/26 .... 5,962 5,808
L2300059.UP.FTS.B , 7 .96% , 12/22/26 .... 1,880 1,831
FW2297741.UP.FTS.B , 8 .43% , 12/22/26 .. 2,285 2,226
L2296751.UP.FTS.B , 9 .09% , 12/22/26 .... 2,308 2,249
FW2300319.UP.FTS.B , 9 .33% , 12/22/26 .. 1,622 1,580
L2275171.UP.FTS.B , 9 .45% , 12/22/26 .... 966 942
FW2275119.UP.FTS.B , 10 .09% , 12/22/26 . 11,710 11,412
L2261699.UP.FTS.B , 10 .41% , 12/22/26 ... 1,569 1,529
L2299578.UP.FTS.B , 10 .73% , 12/22/26 ... 1,731 1,694
L2296896.UP.FTS.B , 10 .8% , 12/22/26 .... 1,184 1,158
L2296884.UP.FTS.B , 10 .85% , 12/22/26 ... 3,948 3,862
L2288091.UP.FTS.B , 12 .04% , 12/22/26 ... 4,015 3,931
L2296913.UP.FTS.B , 12 .48% , 12/22/26 ... 4,101 3,056
FW2296819.UP.FTS.B , 12 .8% , 12/22/26 .. 406 397
L2297301.UP.FTS.B , 13 .19% , 12/22/26 ... 2,224 555
L2297394.UP.FTS.B , 13 .43% , 12/22/26 ... 1,638 1,604
FW2295002.UP.FTS.B , 13 .45% , 12/22/26 . 696 682
FW2296544.UP.FTS.B , 14 .31% , 12/22/26 . 2,074 2,030
L2296608.UP.FTS.B , 15 .19% , 12/22/26 ... 7,090 6,945
L2298101.UP.FTS.B , 15 .46% , 12/22/26 ... 1,492 1,475
FW2298689.UP.FTS.B , 15 .52% , 12/22/26 . 7,378 7,297
FW2298989.UP.FTS.B , 15 .65% , 12/22/26 . 3,338 2,211
L2300266.UP.FTS.B , 15 .81% , 12/22/26 ... 9,181 8,996
L2297702.UP.FTS.B , 16 .54% , 12/22/26 ... 594 587
FW2296844.UP.FTS.B , 16 .78% , 12/22/26 . 1,012 1,001
FW2242642.UP.FTS.B , 17 .23% , 12/22/26 . 2,980 2,948
FW2298313.UP.FTS.B , 17 .76% , 12/22/26 . 6,604 6,535
L2297949.UP.FTS.B , 18 .76% , 12/22/26 ... 1,760 1,731
FW2298046.UP.FTS.B , 19 .21% , 12/22/26 . 4,429 4,354
L2298737.UP.FTS.B , 20 .98% , 12/22/26 ... 2,265 2,228
L2300374.UP.FTS.B , 21 .31% , 12/22/26 ... 1,340 1,318
L2296777.UP.FTS.B , 21 .4% , 12/22/26 .... 4,556 4,479
FW2298033.UP.FTS.B , 21 .61% , 12/22/26 . 7,532 7,411
L2299056.UP.FTS.B , 22% , 12/22/26 ..... 2,660 2,617
L2298829.UP.FTS.B , 22 .17% , 12/22/26 ... 2,576 2,535
FW2297460.UP.FTS.B , 22 .74% , 12/22/26 . 23,198 22,818
L2296515.UP.FTS.B , 22 .98% , 12/22/26 ... 1,393 1,371
L2298974.UP.FTS.B , 23 .47% , 12/22/26 ... 841 828
FW2300425.UP.FTS.B , 23 .57% , 12/22/26 . 4,410 4,341
L2296775.UP.FTS.B , 23 .9% , 12/22/26 .... 2,113 2,080

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2296638.UP.FTS.B , 23 .96% , 12/22/26 ... $ 460 $ 453
L2297604.UP.FTS.B , 24 .33% , 12/22/26 ... 708 697
L2299447.UP.FTS.B , 24 .64% , 12/22/26 ... 1,023 276
L2292373.UP.FTS.B , 25 .33% , 12/22/26 ... 812 799
L2296962.UP.FTS.B , 25 .46% , 12/22/26 ... 1,632 1,607
L2298544.UP.FTS.B , 25 .47% , 12/22/26 ... 2,065 2,034
L2296379.UP.FTS.B , 26 .17% , 12/22/26 ... 5,276 1,422
FW2298545.UP.FTS.B , 26 .68% , 12/22/26 . 6,599 6,504
FW2299436.UP.FTS.B , 27 .39% , 12/22/26 . 2,002 1,973
FW2296934.UP.FTS.B , 28 .08% , 12/22/26 . 2,810 2,771
FW2298568.UP.FTS.B , 28 .54% , 12/22/26 . 3,769 3,717
FW2297392.UP.FTS.B , 29 .67% , 12/22/26 . 820 809
FW2296795.UP.FTS.B , 30 .46% , 12/22/26 . 760 750
FW2299939.UP.FTS.B , 30 .93% , 12/22/26 . 560 553
FW2297499.UP.FTS.B , 30 .95% , 12/22/26 . 603 159
FW2300108.UP.FTS.B , 31 .04% , 12/22/26 . 663 654
FW2298159.UP.FTS.B , 31 .15% , 12/22/26 . 1,480 1,461
FW2296911.UP.FTS.B , 31 .17% , 12/22/26 . 555 548
FW2294359.UP.FTS.B , 31 .33% , 12/22/26 . 25,638 25,234
FW2300018.UP.FTS.B , 31 .65% , 12/22/26 . 2,822 2,786
L2296095.UP.FTS.B , 23 .73% , 12/26/26 ... 4,639 4,563
L2424153.UP.FTS.B , 4 .86% , 1/13/27 .... 18,396 17,770
L2426247.UP.FTS.B , 4 .87% , 1/13/27 .... 5,900 5,696
L2424670.UP.FTS.B , 5 .86% , 1/13/27 .... 3,642 3,517
L2425940.UP.FTS.B , 5 .96% , 1/13/27 .... 7,278 7,037
L2427954.UP.FTS.B , 5 .98% , 1/13/27 .... 11,527 11,132
FW2426682.UP.FTS.B , 6 .38% , 1/13/27 ... 6,129 2,745
L2424813.UP.FTS.B , 6 .62% , 1/13/27 .... 6,982 6,745
L2426387.UP.FTS.B , 7 .28% , 1/13/27 .... 1,763 1,703
FW2427607.UP.FTS.B , 7 .35% , 1/13/27 ... 6,237 6,070
L2425992.UP.FTS.B , 7 .55% , 1/13/27 .... 2,085 2,014
L2426489.UP.FTS.B , 7 .81% , 1/13/27 .... 4,738 4,611
L2427644.UP.FTS.B , 7 .93% , 1/13/27 .... 989 962
FW2427445.UP.FTS.B , 7 .98% , 1/13/27 ... 3,166 3,082
L2424761.UP.FTS.B , 8 .01% , 1/13/27 .... 2,124 2,071
L2426445.UP.FTS.B , 8 .42% , 1/13/27 .... 834 815
FW2426523.UP.FTS.B , 8 .45% , 1/13/27 ... 1,429 1,398
L2427091.UP.FTS.B , 8 .49% , 1/13/27 .... 2,791 2,717
L2424441.UP.FTS.B , 8 .96% , 1/13/27 .... 222 219
FW2426991.UP.FTS.B , 9 .24% , 1/13/27 ... 2,419 2,355
L2427076.UP.FTS.B , 9 .69% , 1/13/27 .... 3,417 3,328
L2425208.UP.FTS.B , 9 .97% , 1/13/27 .... 2,709 2,641
L2428214.UP.FTS.B , 10 .52% , 1/13/27 .... 1,110 1,081
L2423014.UP.FTS.B , 10 .64% , 1/13/27 .... 11,099 10,809
FW2425681.UP.FTS.B , 11 .84% , 1/13/27 .. 12,455 12,175
L2426346.UP.FTS.B , 13 .31% , 1/13/27 .... 1,497 546
L2428411.UP.FTS.B , 15 .14% , 1/13/27 .... 2,099 2,070
FW2398372.UP.FTS.B , 15 .37% , 1/13/27 .. 5,174 5,105
FW2412323.UP.FTS.B , 15 .91% , 1/13/27 .. 4,430 4,331
L2406518.UP.FTS.B , 16% , 1/13/27 ...... 2,396 573
L2426798.UP.FTS.B , 16 .24% , 1/13/27 .... 7,099 6,944
L2428444.UP.FTS.B , 16 .71% , 1/13/27 .... 2,678 2,643
FW2428748.UP.FTS.B , 17 .09% , 1/13/27 .. 4,484 4,426
L2425118.UP.FTS.B , 17 .11% , 1/13/27 .... 3,140 3,077
FW2423151.UP.FTS.B , 17 .2% , 1/13/27 ... 1,977 1,937
FW2425055.UP.FTS.B , 17 .43% , 1/13/27 .. 7,390 7,241
L2428454.UP.FTS.B , 18 .63% , 1/13/27 .... 3,451 3,381
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2424684.UP.FTS.B , 20 .1% , 1/13/27 .... $ 2,745 $ 2,688
L2426770.UP.FTS.B , 20 .84% , 1/13/27 .... 7,051 6,906
L2427912.UP.FTS.B , 21 .34% , 1/13/27 .... 473 464
L2395761.UP.FTS.B , 22 .53% , 1/13/27 .... 14,399 14,112
L2404751.UP.FTS.B , 24 .81% , 1/13/27 .... 8,873 8,704
L2422250.UP.FTS.B , 25 .13% , 1/13/27 .... 1,534 1,505
L2423497.UP.FTS.B , 25 .16% , 1/13/27 .... 791 776
FW2428740.UP.FTS.B , 25 .25% , 1/13/27 .. 2,271 38
L2424771.UP.FTS.B , 25 .96% , 1/13/27 .... 1,098 1,078
FW2424834.UP.FTS.B , 26 .08% , 1/13/27 .. 2,701 2,650
FW2425245.UP.FTS.B , 26 .25% , 1/13/27 .. 802 787
FW2426259.UP.FTS.B , 26 .65% , 1/13/27 .. 2,519 2,472
FW2425948.UP.FTS.B , 27 .28% , 1/13/27 .. 3,548 3,484
FW2422977.UP.FTS.B , 28 .17% , 1/13/27 .. 9,939 9,759
FW2425791.UP.FTS.B , 29 .41% , 1/13/27 .. 1,679 1,649
FW2426907.UP.FTS.B , 29 .43% , 1/13/27 .. 19,144 18,798
FW2423451.UP.FTS.B , 30 .19% , 1/13/27 .. 523 514
FW2426985.UP.FTS.B , 30 .26% , 1/13/27 .. 17,004 16,707
FW2427875.UP.FTS.B , 30 .3% , 1/13/27 ... 471 463
FW2423548.UP.FTS.B , 30 .41% , 1/13/27 .. 1,362 1,339
FW2425371.UP.FTS.B , 30 .51% , 1/13/27 .. 1,049 1,031
FW2423407.UP.FTS.B , 30 .57% , 1/13/27 .. 1,110 1,091
FW2425795.UP.FTS.B , 30 .94% , 1/13/27 .. 2,174 2,138
FW2425961.UP.FTS.B , 31 .09% , 1/13/27 .. 402 394
FW2423715.UP.FTS.B , 32 .57% , 1/13/27 .. 536 527
FW2432124.UP.FTS.B , 5 .02% , 1/14/27 ... 18,935 18,280
L2435082.UP.FTS.B , 5 .24% , 1/14/27 .... 10,298 9,943
L2435136.UP.FTS.B , 5 .4% , 1/14/27 ..... 3,999 3,861
L2435334.UP.FTS.B , 5 .79% , 1/14/27 .... 1,188 1,147
FW2431037.UP.FTS.B , 6 .01% , 1/14/27 ... 1,538 1,485
FW2434481.UP.FTS.B , 6 .18% , 1/14/27 ... 1,787 1,748
L2434868.UP.FTS.B , 6 .25% , 1/14/27 .... 4,252 4,107
L2434814.UP.FTS.B , 6 .49% , 1/14/27 .... 1,007 972
L2432301.UP.FTS.B , 6 .51% , 1/14/27 .... 2,110 482
L2431798.UP.FTS.B , 6 .68% , 1/14/27 .... 5,267 5,095
FW2430681.UP.FTS.B , 7 .21% , 1/14/27 ... 12,503 12,080
L2429292.UP.FTS.B , 7 .41% , 1/14/27 .... 4,710 4,584
L2430454.UP.FTS.B , 7 .62% , 1/14/27 .... 6,202 835
L2433097.UP.FTS.B , 7 .62% , 1/14/27 .... 12,452 906
L2434635.UP.FTS.B , 7 .74% , 1/14/27 .... 8,359 8,136
L2433991.UP.FTS.B , 7 .94% , 1/14/27 .... 2,594 2,527
L2434529.UP.FTS.B , 8 .37% , 1/14/27 .... 2,787 2,713
L2430462.UP.FTS.B , 8 .4% , 1/14/27 ..... 9,958 9,694
L2429477.UP.FTS.B , 8 .93% , 1/14/27 .... 5,576 5,429
L2429964.UP.FTS.B , 9 .01% , 1/14/27 .... 2,009 1,956
L2429979.UP.FTS.B , 9 .08% , 1/14/27 .... 1,206 1,175
L2432514.UP.FTS.B , 9 .62% , 1/14/27 .... 14,186 13,813
L2434796.UP.FTS.B , 9 .68% , 1/14/27 .... 10,137 9,871
L2434345.UP.FTS.B , 9 .69% , 1/14/27 .... 3,390 3,310
L2435560.UP.FTS.B , 10 .15% , 1/14/27 .... 9,971 9,724
FW2433055.UP.FTS.B , 10 .82% , 1/14/27 .. 1,445 1,412
L2430601.UP.FTS.B , 11 .3% , 1/14/27 ..... 7,265 7,098
FW2433199.UP.FTS.B , 12 .56% , 1/14/27 .. 1,582 115
L2434462.UP.FTS.B , 12 .63% , 1/14/27 .... 853 833
FW2432090.UP.FTS.B , 12 .83% , 1/14/27 .. 2,755 2,693
L2435380.UP.FTS.B , 12 .98% , 1/14/27 .... 2,298 2,246
FW2430692.UP.FTS.B , 13 .13% , 1/14/27 .. 3,830 3,744

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2434354.UP.FTS.B , 13 .48% , 1/14/27 .... $ 2,139 $ 2,091
L2433923.UP.FTS.B , 13 .81% , 1/14/27 .... 4,236 4,142
FW2429622.UP.FTS.B , 15 .13% , 1/14/27 .. 2,199 2,150
L2434928.UP.FTS.B , 15 .16% , 1/14/27 .... 2,186 2,138
L2429267.UP.FTS.B , 16 .52% , 1/14/27 .... 4,493 4,433
FW2435527.UP.FTS.B , 16 .65% , 1/14/27 .. 8,533 5,571
L2429626.UP.FTS.B , 16 .81% , 1/14/27 .... 1,788 1,765
L2426379.UP.FTS.B , 19 .1% , 1/14/27 .... 2,532 2,501
L2429755.UP.FTS.B , 19 .15% , 1/14/27 .... 6,906 6,763
L2430606.UP.FTS.B , 20 .16% , 1/14/27 .... 682 671
L2430735.UP.FTS.B , 20 .49% , 1/14/27 .... 3,255 3,189
L2431627.UP.FTS.B , 21 .05% , 1/14/27 .... 4,714 4,658
L2432761.UP.FTS.B , 21 .77% , 1/14/27 .... 1,098 1,085
L2434330.UP.FTS.B , 21 .77% , 1/14/27 .... 4,280 4,229
L2433930.UP.FTS.B , 22 .17% , 1/14/27 .... 5,159 5,057
FW2434152.UP.FTS.B , 22 .94% , 1/14/27 .. 7,716 7,567
L2435514.UP.FTS.B , 24 .62% , 1/14/27 .... 4,579 4,494
L2429892.UP.FTS.B , 24 .74% , 1/14/27 .... 936 918
L2432911.UP.FTS.B , 25 .19% , 1/14/27 .... 2,567 2,519
L2432337.UP.FTS.B , 25 .36% , 1/14/27 .... 6,235 6,164
L2428819.UP.FTS.B , 25 .51% , 1/14/27 .... 4,621 4,536
L2430189.UP.FTS.B , 25 .96% , 1/14/27 .... 2,992 2,938
FW2427919.UP.FTS.B , 26 .2% , 1/14/27 ... 5,005 4,915
FW2433321.UP.FTS.B , 26 .46% , 1/14/27 .. 1,004 986
FW2430722.UP.FTS.B , 26 .47% , 1/14/27 .. 5,930 5,823
FW2434298.UP.FTS.B , 26 .5% , 1/14/27 ... 1,664 1,634
FW2428882.UP.FTS.B , 27 .27% , 1/14/27 .. 3,027 2,973
FW2435389.UP.FTS.B , 28 .43% , 1/14/27 .. 518 509
FW2429972.UP.FTS.B , 28 .92% , 1/14/27 .. 1,032 1,014
FW2432969.UP.FTS.B , 29 .06% , 1/14/27 .. 5,167 5,078
FW2431137.UP.FTS.B , 29 .79% , 1/14/27 .. 3,042 467
FW2432136.UP.FTS.B , 30 .97% , 1/14/27 .. 734 52
FW2434725.UP.FTS.B , 31 .06% , 1/14/27 .. 1,696 1,668
FW2434302.UP.FTS.B , 31 .74% , 1/14/27 .. 1,860 1,830
FW2430067.UP.FTS.B , 32 .35% , 1/14/27 .. 2,540 2,499
FW2429192.UP.FTS.B , 34 .62% , 1/14/27 .. 3,612 3,557
L2434046.UP.FTS.B , 17 .57% , 1/15/27 .... 4,293 4,201
L2435572.UP.FTS.B , 5 .11% , 1/18/27 ..... 2,185 2,123
L2435960.UP.FTS.B , 5 .66% , 1/18/27 .... 1,703 246
L2436314.UP.FTS.B , 6 .73% , 1/18/27 .... 3,101 2,998
L2436166.UP.FTS.B , 7 .3% , 1/18/27 ..... 3,918 3,784
FW2435037.UP.FTS.B , 7 .47% , 1/18/27 ... 5,460 5,315
L2437526.UP.FTS.B , 8 .11% , 1/18/27 ..... 2,142 2,085
L2435968.UP.FTS.B , 8 .28% , 1/18/27 .... 19,875 19,347
L2437670.UP.FTS.B , 8 .31% , 1/18/27 .... 1,978 1,926
L2438360.UP.FTS.B , 8 .62% , 1/18/27 .... 6,991 4,428
FW2436679.UP.FTS.B , 8 .8% , 1/18/27 .... 2,002 1,949
L2436019.UP.FTS.B , 8 .91% , 1/18/27 .... 2,207 2,148
L2436597.UP.FTS.B , 9 .15% , 1/18/27 .... 2,532 184
FW2437428.UP.FTS.B , 9 .23% , 1/18/27 ... 1,618 1,577
L2439293.UP.FTS.B , 9 .38% , 1/18/27 .... 1,924 1,874
L2435641.UP.FTS.B , 9 .42% , 1/18/27 .... 7,106 453
L2438805.UP.FTS.B , 9 .71% , 1/18/27 .... 4,539 4,421
L2438298.UP.FTS.B , 9 .72% , 1/18/27 .... 6,933 500
L2437916.UP.FTS.B , 11 .63% , 1/18/27 .... 2,085 2,038
L2436053.UP.FTS.B , 13 .19% , 1/18/27 .... 19,163 18,736
L2436944.UP.FTS.B , 13 .68% , 1/18/27 .... 12,876 12,590
FW2435953.UP.FTS.B , 14 .04% , 1/18/27 .. 1,508 1,474
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2436120.UP.FTS.B , 16 .49% , 1/18/27 .... $ 1,335 $ 1,318
FW2433283.UP.FTS.B , 19 .48% , 1/18/27 .. 2,300 2,273
L2437522.UP.FTS.B , 20 .01% , 1/18/27 .... 698 685
L2436835.UP.FTS.B , 20 .74% , 1/18/27 .... 7,044 6,910
L2438751.UP.FTS.B , 22 .96% , 1/18/27 .... 2,858 2,805
L2436458.UP.FTS.B , 23 .16% , 1/18/27 .... 948 931
FW2436112.UP.FTS.B , 23 .4% , 1/18/27 ... 1,699 1,668
L2435765.UP.FTS.B , 24 .15% , 1/18/27 .... 782 768
L2438451.UP.FTS.B , 24 .73% , 1/18/27 .... 3,798 590
L2436225.UP.FTS.B , 25 .02% , 1/18/27 .... 567 557
L2437383.UP.FTS.B , 25 .04% , 1/18/27 .... 5,928 5,824
L2435644.UP.FTS.B , 25 .47% , 1/18/27 .... 6,312 6,201
L2435936.UP.FTS.B , 25 .47% , 1/18/27 .... 1,097 285
L2436823.UP.FTS.B , 26 .4% , 1/18/27 .... 1,957 1,924
FW2438660.UP.FTS.B , 27 .49% , 1/18/27 .. 2,033 1,999
FW2436660.UP.FTS.B , 28 .46% , 1/18/27 .. 1,985 1,953
FW2435922.UP.FTS.B , 28 .48% , 1/18/27 .. 2,055 2,021
FW2438349.UP.FTS.B , 30 .51% , 1/18/27 .. 573 564
FW2437637.UP.FTS.B , 31 .11% , 1/18/27 .. 898 884
FW2438118.UP.FTS.B , 31 .57% , 1/18/27 .. 4,351 4,284
FW2438330.UP.FTS.B , 31 .74% , 1/18/27 .. 1,913 1,884
L2432353.UP.FTS.B , 7 .41% , 1/20/27 .... 7,851 7,642
FW2426856.UP.FTS.B , 16 .14% , 1/21/27 .. 4,450 4,392
FW2423642.UP.FTS.B , 28 .44% , 1/22/27 .. 2,072 2,035
L2426699.UP.FTS.B , 13 .25% , 1/25/27 .... 5,142 5,026
L2435766.UP.FTS.B , 10 .44% , 1/28/27 .... 4,728 4,605
L2403095.UP.FTS.B , 10 .86% , 1/28/27 .... 3,517 3,436
L2438087.UP.FTS.B , 9 .91% , 2/01/27 .... 20,935 9,436
L2435828.UP.FTS.B , 15 .11% , 2/01/27 .... 4,578 4,474
L2431623.UP.FTS.B , 19 .58% , 2/02/27 .... 18,793 18,553
L2435811.UP.FTS.B , 10 .45% , 2/05/27 .... 17,362 16,902
L2433080.UP.FTS.B , 22 .02% , 2/08/27 .... 7,950 7,793
L2604537.UP.FTS.B , 4 .81% , 2/10/27 .... 8,604 8,300
L2528315.UP.FTS.B , 7 .51% , 2/10/27 .... 4,725 4,598
L2604772.UP.FTS.B , 7 .89% , 2/10/27 .... 11,191 10,890
FW2594995.UP.FTS.B , 9 .66% , 2/10/27 ... 12,267 11,937
L2607571.UP.FTS.B , 9 .71% , 2/10/27 .... 10,196 737
L2606699.UP.FTS.B , 11 .87% , 2/10/27 .... 10,458 10,206
L2608120.UP.FTS.B , 12 .12% , 2/10/27 .... 11,765 11,482
L2606144.UP.FTS.B , 12 .19% , 2/10/27 .... 1,324 1,299
L2602160.UP.FTS.B , 13 .05% , 2/10/27 .... 3,763 3,673
L2606798.UP.FTS.B , 13 .38% , 2/10/27 .... 4,447 4,342
L2605310.UP.FTS.B , 13 .4% , 2/10/27 .... 3,145 1,443
L2604725.UP.FTS.B , 13 .41% , 2/10/27 .... 1,471 1,435
L2608712.UP.FTS.B , 13 .54% , 2/10/27 .... 1,783 1,740
L2607120.UP.FTS.B , 13 .67% , 2/10/27 .... 7,856 7,672
L2607960.UP.FTS.B , 13 .74% , 2/10/27 .... 3,351 3,272
FW2604743.UP.FTS.B , 13 .75% , 2/10/27 .. 5,822 5,682
FW2606882.UP.FTS.B , 13 .95% , 2/10/27 .. 3,584 3,500
L2603034.UP.FTS.B , 14 .68% , 2/10/27 .... 4,703 4,634
FW2606203.UP.FTS.B , 14 .78% , 2/10/27 .. 1,564 353
FW2602616.UP.FTS.B , 14 .79% , 2/10/27 .. 22,407 21,881
FW2608870.UP.FTS.B , 15 .02% , 2/10/27 .. 6,758 6,600
FW2602511.UP.FTS.B , 15 .19% , 2/10/27 .. 12,839 12,540
L2605446.UP.FTS.B , 15 .44% , 2/10/27 .... 1,948 1,919
L2602901.UP.FTS.B , 15 .85% , 2/10/27 .... 2,582 2,544
FW2609494.UP.FTS.B , 18 .3% , 2/10/27 ... 2,544 616
FW2607843.UP.FTS.B , 18 .35% , 2/10/27 .. 3,935 554

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2608142.UP.FTS.B , 19 .78% , 2/10/27 .... $ 4,191 $ 4,096
L2609196.UP.FTS.B , 20 .26% , 2/10/27 .... 2,909 2,848
L2607782.UP.FTS.B , 20 .62% , 2/10/27 .... 1,418 1,386
L2607501.UP.FTS.B , 20 .9% , 2/10/27 .... 2,930 2,865
FW2607597.UP.FTS.B , 21 .25% , 2/10/27 .. 1,079 1,056
L2609346.UP.FTS.B , 21 .52% , 2/10/27 .... 12,240 879
L2603922.UP.FTS.B , 21 .73% , 2/10/27 .... 2,712 2,652
L2608576.UP.FTS.B , 21 .77% , 2/10/27 .... 2,072 2,027
L2608126.UP.FTS.B , 22 .06% , 2/10/27 .... 2,246 2,197
FW2607078.UP.FTS.B , 22 .55% , 2/10/27 .. 1,550 1,517
L2602456.UP.FTS.B , 22 .85% , 2/10/27 .... 4,020 3,932
L2608552.UP.FTS.B , 22 .9% , 2/10/27 .... 1,507 1,474
L2608111.UP.FTS.B , 23 .17% , 2/10/27 .... 8,070 7,897
L2605681.UP.FTS.B , 23 .22% , 2/10/27 .... 2,330 2,280
L2606964.UP.FTS.B , 23 .53% , 2/10/27 .... 504 493
L2606747.UP.FTS.B , 23 .7% , 2/10/27 .... 4,921 4,815
L2604262.UP.FTS.B , 24 .39% , 2/10/27 .... 2,541 2,488
L2601898.UP.FTS.B , 24 .69% , 2/10/27 .... 714 699
L2608510.UP.FTS.B , 25% , 2/10/27 ...... 804 787
L2605594.UP.FTS.B , 25 .02% , 2/10/27 .... 1,433 1,403
L2604053.UP.FTS.B , 25 .25% , 2/10/27 .... 976 955
L2606928.UP.FTS.B , 25 .27% , 2/10/27 .... 1,079 1,057
L2609551.UP.FTS.B , 25 .3% , 2/10/27 .... 1,336 1,308
FW2609019.UP.FTS.B , 25 .41% , 2/10/27 .. 2,555 2,502
L2572476.UP.FTS.B , 25 .45% , 2/10/27 .... 7,227 7,078
L2608348.UP.FTS.B , 25 .54% , 2/10/27 .... 3,091 3,027
L2603713.UP.FTS.B , 25 .81% , 2/10/27 .... 1,946 490
FW2604813.UP.FTS.B , 25 .83% , 2/10/27 .. 3,614 3,540
FW2604860.UP.FTS.B , 26 .47% , 2/10/27 .. 2,858 2,801
FW2607306.UP.FTS.B , 26 .66% , 2/10/27 .. 1,566 1,535
L2604862.UP.FTS.B , 27 .57% , 2/10/27 .... 5,364 5,258
FW2603425.UP.FTS.B , 27 .81% , 2/10/27 .. 1,784 1,749
FW2608113.UP.FTS.B , 28 .22% , 2/10/27 .. 1,315 1,289
FW2605555.UP.FTS.B , 29 .52% , 2/10/27 .. 1,235 1,211
FW2607282.UP.FTS.B , 30 .52% , 2/10/27 .. 3,383 3,319
FW2606754.UP.FTS.B , 31 .29% , 2/10/27 .. 2,076 2,038
FW2607854.UP.FTS.B , 31 .49% , 2/10/27 .. 3,289 3,228
L2610465.UP.FTS.B , 5 .18% , 2/11/27 ..... 8,492 8,222
L2570795.UP.FTS.B , 6 .48% , 2/11/27 ..... 4,035 3,895
L2610259.UP.FTS.B , 6 .78% , 2/11/27 ..... 3,153 229
FW2614143.UP.FTS.B , 6 .93% , 2/11/27 ... 1,628 1,571
L2588879.UP.FTS.B , 7 .55% , 2/11/27 ..... 616 595
L2610842.UP.FTS.B , 9 .27% , 2/11/27 ..... 4,712 4,585
L2613434.UP.FTS.B , 9 .37% , 2/11/27 ..... 6,285 6,117
FW2610585.UP.FTS.B , 9 .75% , 2/11/27 ... 10,515 10,235
L2611172.UP.FTS.B , 10 .14% , 2/11/27 .... 1,244 1,214
FW2613043.UP.FTS.B , 11 .2% , 2/11/27 ... 5,474 5,342
L2615397.UP.FTS.B , 11 .54% , 2/11/27 .... 3,037 2,964
L2615183.UP.FTS.B , 12 .14% , 2/11/27 .... 5,253 5,127
L2615652.UP.FTS.B , 12 .4% , 2/11/27 ..... 1,844 1,800
FW2604554.UP.FTS.B , 13 .07% , 2/11/27 .. 8,917 8,702
FW2615345.UP.FTS.B , 13 .1% , 2/11/27 ... 4,084 3,994
L2615756.UP.FTS.B , 13 .21% , 2/11/27 .... 1,965 1,920
L2612579.UP.FTS.B , 13 .46% , 2/11/27 .... 2,217 522
L2612166.UP.FTS.B , 13 .67% , 2/11/27 .... 2,283 2,235
L2615304.UP.FTS.B , 13 .86% , 2/11/27 .... 17,027 16,620
L2614922.UP.FTS.B , 13 .97% , 2/11/27 .... 4,955 4,837
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2612651.UP.FTS.B , 14 .21% , 2/11/27 .. $ 10,774 $ 10,526
L2612964.UP.FTS.B , 14 .24% , 2/11/27 .... 5,396 5,270
L2614986.UP.FTS.B , 14 .63% , 2/11/27 .... 156 154
L2613480.UP.FTS.B , 14 .65% , 2/11/27 .... 4,947 4,836
L2615636.UP.FTS.B , 14 .73% , 2/11/27 .... 12,298 12,118
L2612790.UP.FTS.B , 14 .98% , 2/11/27 .... 6,870 6,711
L2612114.UP.FTS.B , 14 .99% , 2/11/27 .... 3,906 3,815
L2615153.UP.FTS.B , 15 .28% , 2/11/27 .... 6,148 920
L2610220.UP.FTS.B , 15 .29% , 2/11/27 .... 3,647 3,594
L2610243.UP.FTS.B , 15 .41% , 2/11/27 .... 3,869 3,813
L2539854.UP.FTS.B , 15 .78% , 2/11/27 .... 2,064 2,035
L2614929.UP.FTS.B , 16 .21% , 2/11/27 .... 2,076 2,029
L2611366.UP.FTS.B , 16 .4% , 2/11/27 ..... 2,311 2,278
L2612163.UP.FTS.B , 17 .53% , 2/11/27 .... 1,577 1,555
FW2611103.UP.FTS.B , 17 .75% , 2/11/27 .. 2,219 2,188
L2615159.UP.FTS.B , 17 .82% , 2/11/27 .... 2,589 2,534
L2613884.UP.FTS.B , 18 .39% , 2/11/27 .... 1,906 1,865
FW2610980.UP.FTS.B , 18 .94% , 2/11/27 .. 4,770 4,705
L2614124.UP.FTS.B , 18 .99% , 2/11/27 .... 3,227 3,161
L2601501.UP.FTS.B , 19 .21% , 2/11/27 .... 2,345 2,296
L2609505.UP.FTS.B , 19 .3% , 2/11/27 ..... 910 890
L2611253.UP.FTS.B , 19 .34% , 2/11/27 .... 4,793 4,728
FW2611297.UP.FTS.B , 19 .83% , 2/11/27 .. 7,414 7,312
L2612449.UP.FTS.B , 20 .03% , 2/11/27 .... 4,824 4,724
FW2614605.UP.FTS.B , 20 .34% , 2/11/27 .. 2,311 565
L2609761.UP.FTS.B , 20 .76% , 2/11/27 .... 2,438 2,384
L2615540.UP.FTS.B , 20 .79% , 2/11/27 .... 2,927 2,867
L2610020.UP.FTS.B , 20 .86% , 2/11/27 .... 2,930 2,866
L2612113.UP.FTS.B , 20 .93% , 2/11/27 .... 4,098 4,014
FW2612937.UP.FTS.B , 21 .48% , 2/11/27 .. 12,308 12,042
L2615221.UP.FTS.B , 21 .7% , 2/11/27 ..... 4,929 4,823
L2610047.UP.FTS.B , 22 .57% , 2/11/27 .... 1,593 1,559
L2612720.UP.FTS.B , 23 .21% , 2/11/27 .... 502 491
FW2613747.UP.FTS.B , 23 .43% , 2/11/27 .. 5,588 822
L2611969.UP.FTS.B , 23 .47% , 2/11/27 .... 2,029 1,986
L2610518.UP.FTS.B , 23 .54% , 2/11/27 .... 15,354 15,034
L2611149.UP.FTS.B , 23 .94% , 2/11/27 .... 10,111 9,902
L2614419.UP.FTS.B , 24 .18% , 2/11/27 .... 1,420 1,391
L2613285.UP.FTS.B , 24 .59% , 2/11/27 .... 2,290 2,245
FW2613750.UP.FTS.B , 25 .19% , 2/11/27 .. 1,333 1,306
L2613208.UP.FTS.B , 25 .22% , 2/11/27 .... 757 742
L2612096.UP.FTS.B , 25 .23% , 2/11/27 .... 1,025 1,005
L2613943.UP.FTS.B , 25 .28% , 2/11/27 .... 1,204 1,179
FW2614897.UP.FTS.B , 25 .36% , 2/11/27 .. 1,746 1,711
L2612279.UP.FTS.B , 25 .43% , 2/11/27 .... 6,376 6,249
L2611604.UP.FTS.B , 26 .15% , 2/11/27 .... 2,590 2,539
FW2611559.UP.FTS.B , 26 .48% , 2/11/27 .. 1,834 1,797
FW2610030.UP.FTS.B , 27 .01% , 2/11/27 .. 1,888 1,851
FW2609816.UP.FTS.B , 27 .78% , 2/11/27 .. 7,871 7,719
FW2608240.UP.FTS.B , 28 .43% , 2/11/27 .. 5,839 5,728
FW2614134.UP.FTS.B , 28 .75% , 2/11/27 .. 5,326 5,225
FW2615423.UP.FTS.B , 28 .85% , 2/11/27 .. 8,008 7,856
FW2614677.UP.FTS.B , 28 .98% , 2/11/27 .. 3,020 2,035
FW2612243.UP.FTS.B , 29 .25% , 2/11/27 .. 949 931
FW2611548.UP.FTS.B , 30 .39% , 2/11/27 .. 810 408
FW2612001.UP.FTS.B , 30 .9% , 2/11/27 ... 1,343 1,319
FW2609619.UP.FTS.B , 30 .92% , 2/11/27 .. 1,545 1,517

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2610795.UP.FTS.B , 30 .98% , 2/11/27 .. $ 540 $ 530
FW2611533.UP.FTS.B , 31 .12% , 2/11/27 .. 2,235 2,193
FW2610773.UP.FTS.B , 31 .41% , 2/11/27 .. 7,880 7,737
FW2610510.UP.FTS.B , 33 .6% , 2/11/27 ... 951 934
FW2614310.UP.FTS.B , 33 .97% , 2/11/27 .. 1,293 1,271
FW2610903.UP.FTS.B , 34 .14% , 2/11/27 .. 12,132 11,922
L2611816.UP.FTS.B , 21 .62% , 2/12/27 .... 1,480 1,448
FW2613609.UP.FTS.B , 25 .31% , 2/12/27 .. 5,165 5,060
L2617298.UP.FTS.B , 5 .1% , 2/14/27 ..... 4,358 4,204
L2617141.UP.FTS.B , 5 .84% , 2/14/27 .... 2,932 2,831
L2616590.UP.FTS.B , 7 .87% , 2/14/27 .... 10,876 10,581
L2616809.UP.FTS.B , 11 .55% , 2/14/27 .... 2,544 2,484
L2616333.UP.FTS.B , 13 .75% , 2/14/27 .... 15,630 15,264
L2617800.UP.FTS.B , 13 .82% , 2/14/27 .... 2,388 2,331
L2616432.UP.FTS.B , 16 .81% , 2/14/27 .... 3,718 3,667
FW2616193.UP.FTS.B , 17 .47% , 2/14/27 .. 703 693
L2617103.UP.FTS.B , 18 .14% , 2/14/27 .... 3,544 3,470
L2616245.UP.FTS.B , 18 .36% , 2/14/27 .... 9,422 9,294
L2612816.UP.FTS.B , 19 .36% , 2/14/27 .... 9,620 9,418
L2616072.UP.FTS.B , 19 .58% , 2/14/27 .... 1,977 1,936
L2616722.UP.FTS.B , 19 .8% , 2/14/27 .... 2,795 2,735
L2616174.UP.FTS.B , 20 .55% , 2/14/27 .... 677 663
FW2615937.UP.FTS.B , 21 .82% , 2/14/27 .. 4,804 4,705
FW2617069.UP.FTS.B , 23 .16% , 2/14/27 .. 15,093 14,786
L2616368.UP.FTS.B , 24 .5% , 2/14/27 .... 4,970 4,873
L2616717.UP.FTS.B , 25 .42% , 2/14/27 .... 1,285 1,260
L2617627.UP.FTS.B , 25 .47% , 2/14/27 .... 874 857
L2615878.UP.FTS.B , 25 .5% , 2/14/27 .... 4,415 4,329
L2617283.UP.FTS.B , 25 .65% , 2/14/27 .... 2,896 2,840
FW2617973.UP.FTS.B , 26 .17% , 2/14/27 .. 3,938 3,863
FW2616127.UP.FTS.B , 27 .61% , 2/14/27 .. 1,705 1,673
FW2616788.UP.FTS.B , 28 .08% , 2/14/27 .. 6,492 6,371
FW2617614.UP.FTS.B , 28 .35% , 2/14/27 .. 12,629 3,065
FW2616093.UP.FTS.B , 29 .88% , 2/14/27 .. 3,960 3,890
FW2617595.UP.FTS.B , 30 .34% , 2/14/27 .. 1,108 1,088
FW2618539.UP.FTS.B , 30 .94% , 2/14/27 .. 3,012 2,958
FW2616908.UP.FTS.B , 31 .23% , 2/14/27 .. 2,644 2,597
FW2618241.UP.FTS.B , 31 .49% , 2/14/27 .. 4,928 4,842
L1715513.UP.FTS.B , 13 .27% , 2/15/27 .... 15,608 15,246
L1694887.UP.FTS.B , 15 .52% , 2/15/27 .... 2,708 2,644
L1692458.UP.FTS.B , 22 .21% , 2/15/27 .... 2,074 2,036
L2605322.UP.FTS.B , 26 .41% , 2/15/27 .... 10,752 147
FW1717121.UP.FTS.B , 26 .43% , 2/15/27 .. 1,777 128
L1715518.UP.FTS.B , 26 .49% , 2/15/27 .... 5,479 5,396
FW2606426.UP.FTS.B , 26 .19% , 2/16/27 .. 1,788 1,751
FW2437431.UP.FTS.B , 30 .95% , 2/16/27 .. 1,005 990
FW2613392.UP.FTS.B , 27 .98% , 2/18/27 .. 6,392 6,270
L2608264.UP.FTS.B , 15 .55% , 2/20/27 .... 12,014 7,747
FW2615716.UP.FTS.B , 30 .71% , 2/21/27 .. 1,489 1,462
FW2612642.UP.FTS.B , 27 .88% , 2/22/27 .. 1,057 1,037
FW2612944.UP.FTS.B , 29 .57% , 2/24/27 .. 4,028 3,955
FW2604033.UP.FTS.B , 19 .37% , 2/25/27 .. 4,734 4,634
L2610061.UP.FTS.B , 14 .43% , 2/28/27 .... 11,346 11,080
L2618109.UP.FTS.B , 12 .08% , 3/07/27 .... 15,413 15,036
L2047210.UP.FTS.B , 23 .31% , 3/15/27 .... 3,143 228
L1886082.UP.FTS.B , 11 .37% , 3/20/27 .... 19,972 19,496
FW1887715.UP.FTS.B , 13 .02% , 3/20/27 .. 4,206 2,618
L1888251.UP.FTS.B , 14 .9% , 3/20/27 .... 1,702 54
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1884398.UP.FTS.B , 30 .02% , 3/20/27 .. $ 3,627 $ 3,584
FW2949972.UP.FTS.B , 5 .25% , 4/14/27 ... 2,591 2,507
L2949121.UP.FTS.B , 6 .79% , 4/14/27 .... 7,124 6,902
L2950010.UP.FTS.B , 6 .8% , 4/14/27 ..... 3,088 2,989
L2949215.UP.FTS.B , 6 .84% , 4/14/27 .... 8,517 8,243
L2951687.UP.FTS.B , 7 .49% , 4/14/27 .... 5,120 4,976
L2951012.UP.FTS.B , 7 .81% , 4/14/27 .... 5,107 4,949
L2951121.UP.FTS.B , 7 .86% , 4/14/27 ..... 7,212 7,043
L2949685.UP.FTS.B , 9 .14% , 4/14/27 .... 1,821 1,780
L2949220.UP.FTS.B , 9 .21% , 4/14/27 .... 3,640 3,559
L2949108.UP.FTS.B , 9 .33% , 4/14/27 .... 7,368 7,200
L2951245.UP.FTS.B , 9 .94% , 4/14/27 .... 4,602 4,498
L2949486.UP.FTS.B , 10 .53% , 4/14/27 .... 11,625 11,363
L2934626.UP.FTS.B , 10 .81% , 4/14/27 .... 3,239 3,171
L2950964.UP.FTS.B , 11 .19% , 4/14/27 .... 4,649 4,551
L2950306.UP.FTS.B , 11 .59% , 4/14/27 .... 11,054 10,827
FW2950525.UP.FTS.B , 11 .91% , 4/14/27 .. 23,628 23,129
L2944042.UP.FTS.B , 12 .19% , 4/14/27 .... 8,721 8,537
L2942764.UP.FTS.B , 12 .22% , 4/14/27 .... 6,399 6,264
L2950992.UP.FTS.B , 12 .3% , 4/14/27 .... 5,957 5,823
L2950333.UP.FTS.B , 12 .69% , 4/14/27 .... 1,908 1,868
FW2951712.UP.FTS.B , 12 .87% , 4/14/27 .. 2,099 611
FW2949810.UP.FTS.B , 13 .53% , 4/14/27 .. 6,121 5,995
FW2949125.UP.FTS.B , 13 .6% , 4/14/27 ... 2,075 2,032
L2950742.UP.FTS.B , 13 .63% , 4/14/27 .... 4,826 4,726
FW2951854.UP.FTS.B , 14 .02% , 4/14/27 .. 9,216 9,026
L2949763.UP.FTS.B , 14 .31% , 4/14/27 .... 3,147 3,083
FW2951175.UP.FTS.B , 14 .6% , 4/14/27 ... 1,075 1,053
FW2949070.UP.FTS.B , 14 .69% , 4/14/27 .. 12,958 12,697
FW2949368.UP.FTS.B , 15% , 4/14/27 .... 1,375 1,360
L2948932.UP.FTS.B , 15 .2% , 4/14/27 .... 738 723
L2951339.UP.FTS.B , 15 .29% , 4/14/27 .... 8,887 5,502
FW2950466.UP.FTS.B , 15 .31% , 4/14/27 .. 630 619
L2951714.UP.FTS.B , 15 .35% , 4/14/27 .... 6,854 6,715
L2950927.UP.FTS.B , 15 .36% , 4/14/27 .... 1,874 1,836
L2949017.UP.FTS.B , 15 .76% , 4/14/27 .... 1,194 1,170
L2950042.UP.FTS.B , 16 .06% , 4/14/27 .... 845 836
FW2946278.UP.FTS.B , 16 .33% , 4/14/27 .. 6,864 6,793
L2948755.UP.FTS.B , 16 .72% , 4/14/27 .... 4,362 4,316
FW2951535.UP.FTS.B , 17 .04% , 4/14/27 .. 10,167 10,059
L2951449.UP.FTS.B , 17 .19% , 4/14/27 .... 14,497 14,217
FW2948748.UP.FTS.B , 17 .23% , 4/14/27 .. 2,355 2,331
L2948803.UP.FTS.B , 17 .33% , 4/14/27 .... 2,181 2,159
FW2949561.UP.FTS.B , 17 .84% , 4/14/27 .. 10,668 10,485
L2951172.UP.FTS.B , 17 .98% , 4/14/27 .... 6,105 6,001
L2950280.UP.FTS.B , 18 .73% , 4/14/27 .... 2,220 2,198
FW2950372.UP.FTS.B , 18 .88% , 4/14/27 .. 4,679 4,632
L2949923.UP.FTS.B , 19 .64% , 4/14/27 .... 519 514
L2951216.UP.FTS.B , 19 .73% , 4/14/27 .... 1,195 1,175
L2947365.UP.FTS.B , 20 .51% , 4/14/27 .... 10,268 10,167
L2950858.UP.FTS.B , 20 .56% , 4/14/27 .... 2,601 2,552
L2951820.UP.FTS.B , 20 .59% , 4/14/27 .... 16,885 16,719
FW2949268.UP.FTS.B , 20 .97% , 4/14/27 .. 2,317 2,279
FW2950781.UP.FTS.B , 21 .26% , 4/14/27 .. 5,796 5,741
FW2948170.UP.FTS.B , 21 .44% , 4/14/27 .. 3,823 3,760
FW2951375.UP.FTS.B , 22 .32% , 4/14/27 .. 1,765 1,737
FW2949464.UP.FTS.B , 22 .55% , 4/14/27 .. 1,769 1,741
FW2946360.UP.FTS.B , 23 .4% , 4/14/27 ... 4,058 3,995

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2951812.UP.FTS.B , 23 .47% , 4/14/27 .... $ 1,516 $ 1,493
FW2950779.UP.FTS.B , 23 .54% , 4/14/27 .. 1,788 1,760
L2951427.UP.FTS.B , 23 .72% , 4/14/27 .... 3,583 3,528
L2948992.UP.FTS.B , 24 .59% , 4/14/27 .... 17,072 16,828
L2950134.UP.FTS.B , 24 .82% , 4/14/27 .... 860 125
L2949079.UP.FTS.B , 24 .97% , 4/14/27 .... 6,879 6,771
L2950895.UP.FTS.B , 25 .02% , 4/14/27 .... 551 543
L2950602.UP.FTS.B , 25 .04% , 4/14/27 .... 885 871
L2950811.UP.FTS.B , 25 .09% , 4/14/27 .... 609 600
L2951247.UP.FTS.B , 25 .15% , 4/14/27 .... 607 597
FW2951030.UP.FTS.B , 25 .2% , 4/14/27 ... 2,098 2,067
L2942965.UP.FTS.B , 25 .22% , 4/14/27 .... 5,519 5,437
L2949738.UP.FTS.B , 25 .23% , 4/14/27 .... 1,104 1,088
L2951261.UP.FTS.B , 25 .24% , 4/14/27 .... 994 978
L2950776.UP.FTS.B , 25 .38% , 4/14/27 .... 1,972 1,942
L2951160.UP.FTS.B , 25 .41% , 4/14/27 .... 1,718 123
L2951384.UP.FTS.B , 25 .41% , 4/14/27 .... 1,449 1,428
L2949492.UP.FTS.B , 25 .47% , 4/14/27 .... 2,545 2,508
L2951548.UP.FTS.B , 25 .47% , 4/14/27 .... 1,383 1,361
L2950216.UP.FTS.B , 25 .49% , 4/14/27 .... 3,056 3,011
FW2950277.UP.FTS.B , 25 .52% , 4/14/27 .. 1,905 1,243
L2951153.UP.FTS.B , 25 .85% , 4/14/27 .... 1,199 1,180
FW2950220.UP.FTS.B , 26 .02% , 4/14/27 .. 1,113 1,097
L2951255.UP.FTS.B , 26 .02% , 4/14/27 .... 4,618 4,551
FW2951228.UP.FTS.B , 26 .2% , 4/14/27 ... 1,994 1,965
FW2944032.UP.FTS.B , 26 .21% , 4/14/27 .. 1,953 1,924
L2949711.UP.FTS.B , 27 .49% , 4/14/27 .... 1,407 1,387
FW2948773.UP.FTS.B , 27 .56% , 4/14/27 .. 2,615 2,578
FW2948716.UP.FTS.B , 27 .71% , 4/14/27 .. 5,096 5,025
FW2951423.UP.FTS.B , 27 .85% , 4/14/27 .. 2,373 2,339
FW2949765.UP.FTS.B , 28 .19% , 4/14/27 .. 5,695 5,617
FW2948843.UP.FTS.B , 28 .64% , 4/14/27 .. 5,717 5,639
FW2950464.UP.FTS.B , 29 .27% , 4/14/27 .. 2,231 2,200
FW2950412.UP.FTS.B , 30 .37% , 4/14/27 .. 504 9
FW2951435.UP.FTS.B , 30 .37% , 4/14/27 .. 1,131 1,116
FW2950357.UP.FTS.B , 30 .48% , 4/14/27 .. 6,523 6,440
FW2949044.UP.FTS.B , 30 .94% , 4/14/27 .. 2,577 2,542
FW2950648.UP.FTS.B , 30 .95% , 4/14/27 .. 735 481
FW2949727.UP.FTS.B , 30 .99% , 4/14/27 .. 1,170 1,155
FW2950575.UP.FTS.B , 31 .06% , 4/14/27 .. 1,581 1,561
FW2950561.UP.FTS.B , 31 .2% , 4/14/27 ... 879 868
FW2949894.UP.FTS.B , 31 .82% , 4/14/27 .. 2,376 354
FW2949051.UP.FTS.B , 32 .15% , 4/14/27 .. 2,919 2,887
FW2950185.UP.FTS.B , 32 .24% , 4/14/27 .. 3,001 2,960
L2048072.UP.FTS.B , 11 .58% , 4/15/27 .... 5,720 5,573
L2048360.UP.FTS.B , 14 .07% , 4/15/27 .... 3,204 731
L2046952.UP.FTS.B , 18 .41% , 4/15/27 .... 1,536 1,515
L2049386.UP.FTS.B , 19 .96% , 4/15/27 .... 2,860 2,802
FW2048990.UP.FTS.B , 20 .89% , 4/15/27 .. 1,817 1,158
L2951305.UP.FTS.B , 20 .52% , 4/16/27 .... 1,940 1,908
L2949973.UP.FTS.B , 20 .99% , 4/16/27 .... 3,163 3,111
L2950367.UP.FTS.B , 22 .21% , 4/16/27 .... 5,825 5,773
FW2932125.UP.FTS.B , 30 .95% , 4/18/27 .. 5,328 5,262
L2949050.UP.FTS.B , 24 .74% , 4/20/27 .... 8,261 8,136
L2047847.UP.FTS.B , 25 .96% , 4/20/27 .... 4,171 4,097
L2096414.UP.FTS.B , 14 .36% , 4/22/27 .... 2,777 1,837
L2950334.UP.FTS.B , 20 .22% , 4/22/27 .... 2,290 2,268
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2088829.UP.FTS.B , 21 .32% , 4/22/27 .... $ 5,918 $ 5,815
L2096857.UP.FTS.B , 21 .9% , 4/22/27 .... 25,339 1,827
L2094965.UP.FTS.B , 25 .66% , 4/22/27 .... 2,148 154
FW2094908.UP.FTS.B , 29 .15% , 4/22/27 .. 28,879 28,472
FW2083347.UP.FTS.B , 31 .08% , 4/22/27 .. 9,483 1,468
L2950021.UP.FTS.B , 11 .97% , 4/28/27 .... 4,746 4,647
FW2950896.UP.FTS.B , 16 .97% , 4/28/27 .. 5,373 5,265
L2948840.UP.FTS.B , 19 .72% , 4/28/27 .... 8,152 8,016
L2046907.UP.FTS.B , 21 .17% , 4/28/27 .... 1,881 1,841
L2951862.UP.FTS.B , 25 .21% , 4/28/27 .... 905 891
FW2951725.UP.FTS.B , 27 .54% , 4/28/27 .. 2,282 2,251
L2293969.UP.FTS.B , 25 .41% , 5/21/27 .... 7,432 7,312
FW2296510.UP.FTS.B , 28 .63% , 5/21/27 .. 4,173 2,714
FW2294827.UP.FTS.B , 31 .11% , 5/21/27 .. 1,629 1,068
L2298796.UP.FTS.B , 7 .68% , 5/22/27 .... 890 866
FW2297374.UP.FTS.B , 23 .21% , 5/22/27 .. 1,231 1,211
FW2297812.UP.FTS.B , 27 .74% , 5/22/27 .. 2,684 2,646
L2292250.UP.FTS.B , 12 .42% , 5/26/27 .... 5,585 5,444
L2300474.UP.FTS.B , 25 .38% , 5/27/27 .... 1,554 1,534
FW2296458.UP.FTS.B , 30 .75% , 6/06/27 .. 5,505 5,443
L2425627.UP.FTS.B , 6 .24% , 6/13/27 .... 13,065 1,722
FW2423719.UP.FTS.B , 8 .04% , 6/13/27 ... 7,907 1,067
L2427221.UP.FTS.B , 9 .21% , 6/13/27 .... 1,961 143
L2426279.UP.FTS.B , 17 .73% , 6/13/27 .... 2,196 2,163
L2423964.UP.FTS.B , 18 .15% , 6/13/27 .... 4,043 68
L2428658.UP.FTS.B , 22 .41% , 6/13/27 .... 6,472 470
FW2423361.UP.FTS.B , 26 .6% , 6/13/27 ... 2,098 991
FW2425746.UP.FTS.B , 27 .06% , 6/13/27 .. 7,667 261
FW2425689.UP.FTS.B , 27 .43% , 6/13/27 .. 8,830 1,280
FW2424974.UP.FTS.B , 28 .61% , 6/13/27 .. 11,667 5,719
FW2427523.UP.FTS.B , 29 .85% , 6/13/27 .. 2,473 102
FW2424580.UP.FTS.B , 31 .2% , 6/13/27 ... 12,707 12,529
L2432199.UP.FTS.B , 7 .42% , 6/14/27 .... 1,992 1,937
L2429715.UP.FTS.B , 8 .3% , 6/14/27 ..... 1,797 1,746
L2435208.UP.FTS.B , 8 .4% , 6/14/27 ..... 20,568 19,995
FW2429579.UP.FTS.B , 8 .83% , 6/14/27 ... 3,240 418
L2433061.UP.FTS.B , 9 .38% , 6/14/27 .... 4,496 594
L2435410.UP.FTS.B , 17 .3% , 6/14/27 .... 6,976 6,877
FW2429314.UP.FTS.B , 30 .55% , 6/14/27 .. 997 70
L2437164.UP.FTS.B , 11 .6% , 6/18/27 ..... 2,832 1,767
L2436235.UP.FTS.B , 19 .1% , 6/18/27 .... 2,579 1,617
L2437642.UP.FTS.B , 9 .64% , 6/20/27 .... 349 342
FW2438645.UP.FTS.B , 31 .19% , 6/26/27 .. 2,237 2,210
L2431725.UP.FTS.B , 12 .26% , 6/28/27 .... 19,639 19,125
L2581968.UP.FTS.B , 13 .8% , 7/10/27 .... 5,516 5,365
L2607609.UP.FTS.B , 15 .09% , 7/10/27 .... 1,751 1,705
L2607076.UP.FTS.B , 16 .42% , 7/10/27 .... 13,861 13,501
FW2602895.UP.FTS.B , 17 .44% , 7/10/27 .. 6,725 1,433
L2608553.UP.FTS.B , 23 .5% , 7/10/27 .... 6,193 6,085
FW2603700.UP.FTS.B , 31 .08% , 7/10/27 .. 1,505 1,484
FW2602032.UP.FTS.B , 31 .57% , 7/10/27 .. 4,063 4,013
L2615143.UP.FTS.B , 13 .89% , 7/11/27 .... 2,471 2,402
L2611504.UP.FTS.B , 16 .36% , 7/11/27 .... 4,033 3,934
FW2609511.UP.FTS.B , 18 .92% , 7/11/27 .. 8,906 8,778
L2605257.UP.FTS.B , 21 .7% , 7/11/27 ..... 703 52
FW2610184.UP.FTS.B , 23 .94% , 7/11/27 .. 12,917 12,669
L2608705.UP.FTS.B , 25 .34% , 7/11/27 .... 7,965 102

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2613347.UP.FTS.B , 26 .68% , 7/11/27 .. $ 931 $ 216
FW2613777.UP.FTS.B , 27 .07% , 7/11/27 .. 1,151 1,129
L2618980.UP.FTS.B , 12 .97% , 7/14/27 .... 9,795 9,538
L2616269.UP.FTS.B , 19 .1% , 7/14/27 .... 12,680 12,409
L2615913.UP.FTS.B , 19 .56% , 7/14/27 .... 4,337 947
L2614826.UP.FTS.B , 22 .6% , 7/14/27 .... 4,238 4,174
L2618649.UP.FTS.B , 24 .27% , 7/14/27 .... 6,461 6,338
L1716174.UP.FTS.B , 24 .2% , 7/15/27 .... 9,792 9,600
FW1716481.UP.FTS.B , 26 .69% , 7/15/27 .. 15,520 2,230
FW1714570.UP.FTS.B , 27 .72% , 7/15/27 .. 3,886 3,817
FW2617490.UP.FTS.B , 27 .91% , 7/21/27 .. 22,943 13,915
FW2603295.UP.FTS.B , 23 .18% , 7/24/27 .. 5,751 5,630
FW1882891.UP.FTS.B , 25 .65% , 8/20/27 .. 1,180 1,162
FW2951315.UP.FTS.B , 9 .91% , 9/14/27 ... 3,276 3,202
L2951595.UP.FTS.B , 10 .95% , 9/14/27 .... 3,210 3,133
L2948733.UP.FTS.B , 13 .2% , 9/14/27 .... 3,793 3,707
L2949275.UP.FTS.B , 14 .68% , 9/14/27 .... 2,250 1,326
L2949507.UP.FTS.B , 15 .04% , 9/14/27 .... 6,142 6,007
L2949405.UP.FTS.B , 16 .41% , 9/14/27 .... 13,215 2,669
L2949925.UP.FTS.B , 17 .43% , 9/14/27 .... 5,765 5,686
FW2951370.UP.FTS.B , 20 .97% , 9/14/27 .. 6,336 6,244
FW2951123.UP.FTS.B , 24 .74% , 9/14/27 .. 16,323 2,326
L2949682.UP.FTS.B , 25 .05% , 9/14/27 .... 901 884
L2949603.UP.FTS.B , 25 .51% , 9/14/27 .... 4,060 918
FW2950395.UP.FTS.B , 28 .88% , 9/14/27 .. 13,319 13,218
L2048500.UP.FTS.B , 14 .96% , 9/15/27 .... 13,351 1,763
L2047067.UP.FTS.B , 21 .22% , 9/15/27 .... 10,958 10,793
FW2049311.UP.FTS.B , 21 .75% , 9/15/27 .. 3,020 2,962
L2949815.UP.FTS.B , 25 .48% , 9/15/27 .... 8,852 –
FW2046950.UP.FTS.B , 31 .12% , 9/15/27 .. 3,947 3,880
L2949419.UP.FTS.B , 23 .06% , 9/27/27 .... 1,996 1,977
L2293030.UP.FTS.B , 8 .8% , 10/21/27 .... 1,351 833
FW2292945.UP.FTS.B , 31 .23% , 10/21/27 . 1,653 1,075
L2300702.UP.FTS.B , 15 .45% , 10/22/27 ... 22,102 21,536
L2300131.UP.FTS.B , 24 .08% , 10/22/27 ... 8,605 8,484
L2421701.UP.FTS.B , 5 .91% , 11/13/27 .... 11,384 10,954
FW2424710.UP.FTS.B , 21 .52% , 11/13/27 . 9,874 9,674
L2432901.UP.FTS.B , 6 .93% , 11/14/27 .... 7,709 7,441
FW2430164.UP.FTS.B , 9 .11% , 11/14/27 .. 2,888 2,808
FW2435458.UP.FTS.B , 28 .74% , 11/14/27 . 2,980 2,930
L2435424.UP.FTS.B , 10 .13% , 11/21/27 ... 2,469 2,403
FW2605935.UP.FTS.B , 31 .23% , 12/10/27 . 4,237 4,159
L2611260.UP.FTS.B , 17 .12% , 12/11/27 ... 12,690 5,344
L2611326.UP.FTS.B , 18 .28% , 12/11/27 ... 5,105 4,992
L2611597.UP.FTS.B , 25 .33% , 12/11/27 ... 8,418 8,241
FW2616422.UP.FTS.B , 14 .55% , 12/14/27 . 2,746 2,676
FW2617504.UP.FTS.B , 30 .27% , 12/14/27 . 13,946 13,719
FW2609734.UP.FTS.B , 31% , 12/16/27 ... 860 845
FW2607135.UP.FTS.B , 30 .71% , 12/20/27 . 1,615 1,586
L2616852.UP.FTS.B , 19 .82% , 12/28/27 ... 4,186 4,096
FW2950242.UP.FTS.B , 24 .53% , 2/14/28 .. 1,657 1,635
FW2951084.UP.FTS.B , 30 .63% , 2/14/28 .. 11,328 6,979
L1718966.UP.FTS.B , 18 .89% , 9/15/28 .... 6,466 6,336
L1718702.UP.FTS.B , 26 .02% , 9/15/28 .... 3,500 3,496
L2608032.UP.FTS.B , 17 .27% , 2/10/29 .... 2,959 2,876
L2605139.UP.FTS.B , 28 .33% , 2/10/29 .... 1,735 1,720
L1886617.UP.FTS.B , 19 .5% , 3/20/29 .... 7,660 7,503
L2607986.UP.FTS.B , 25 .66% , 7/10/29 .... 18,997 18,027
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2416454.UP.FTS.B , 20% , 1/13/35 ...... $ 440 $ 32
FW2423280.UP.FTS.B , 26 .88% , 1/13/35 .. 1,155 83
L2950058.UP.FTS.B , 9 .46% , 4/14/35 .... 202 51
L2294127.UP.FTS.B , 16 .18% , 5/21/35 .... 854 34
L2294977.UP.FTS.B , 13 .32% , 5/27/35 .... 1,124 81
3,426,379
Total Marketplace Loans (Cost
$ 17,068,550 ) ......................
$10,761,474
a
The rate shown represents the yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 245 $ 27,493,594 6/18/25 $ (425,270)
U.S. Treasury 10 Year Ultra Notes ................ Short 11 1,262,078 6/18/25 (11,931)
U.S. Treasury 2 Year Notes ..................... Long 3,794 789,715,174 6/30/25 7,138,572
U.S. Treasury 5 Year Notes ..................... Short 580 63,333,282 6/30/25 (990,448)
U.S. Treasury Long Bonds ..................... Short 44 5,131,500 6/18/25 31,216
Total Futures Contracts ...................................................................... $5,742,139
*
As of period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2025 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
See Note  10  regarding other derivative information.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.HY.41 . 5.00% Quarterly 12/20/28 1,600,000 $ 81,110 $ (13,474) $ 94,584
Non-
Investment
Grade
CDX.NA.HY.42 . 5.00% Quarterly 6/20/29 4,100,000 203,151 169,962 33,189
Non-
Investment
Grade
CDX.NA.HY.43 . 5.00% Quarterly 12/20/29 8,700,000 386,098 597,899 (211,801)
Non-
Investment
Grade
CDX.NA.IG.43 .. 1.00% Quarterly 12/20/29 23,050,000 394,225 423,110 (28,885)
Investment
Grade
CDX.NA.IG.44 .. 1.00% Quarterly 6/20/30 19,725,000 313,830 167,587 146,243
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,378,414 $1,345,084 $33,330
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 2,080,000 (8,362) (161,053) 152,691 BB+
Traded Index
CDX.NA.HY.39 . 5.00% Quarterly JPHQ 12/20/27 5,500,000 305,073 204,698 100,375
Non-
Investment
Grade
CDX.NA.IG.41 .. 1.00% Quarterly CITI 12/20/28 12,100,000 (269,497) (294,532) 25,035
Investment
Grade
Total OTC Swap Contracts .............................................. $27,214 $(250,887) $278,101
Total Credit Default Swap Contracts .................................... $1,405,628 $ 1,094,197 $311,431
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
See Abbreviations on page 264 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.55 $7.43 $7.48 $7.89 $7.95 $8.02
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.163 0.310 0.193 0.017 (0.006) 0.125
Net realized and unrealized gains (losses) 0.039 0.163 0.003 (0.340) 0.022 (0.025)
Total from investment operations ........ 0.202 0.473 0.196 (0.323) 0.016 0.100
Less distributions from:
Net investment income .............. (0.182) (0.353) (0.246) (0.087) (0.076) (0.170)
Net asset value, end of period .......... $7.57 $7.55 $7.43 $7.48 $7.89 $7.95
Total return
c
....................... 2.71% 6.49% 2.66% (4.11)% 0.20% 1.26%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.98% 0.98% 1.00% 0.93% 0.97% 0.97%
Expenses net of waiver and payments by
affiliates .......................... 0.83% 0.83% 0.84%
e
0.87% 0.91% 0.96%
e
Net investment income (loss) .......... 4.35% 4.12% 2.59% 0.22% (0.07)% 1.57%
Supplemental data
Net assets , end of period (000’s) ........ $267,528 $260,416 $284,319 $353,584 $432,447 $460,621
Portfolio turnover rate ................ 8.34% 16.02% 23.44% 15.99% 68.61% 35.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.54 $7.42 $7.48 $7.88 $7.95 $8.02
Income from investment operations
a
:
Net investment income
b
............. 0.169 0.321 0.206 0.029 0.006 0.137
Net realized and unrealized gains (losses) 0.049 0.163 (0.009) (0.330) 0.012 (0.024)
Total from investment operations ........ 0.218 0.484 0.197 (0.301) 0.018 0.113
Less distributions from:
Net investment income .............. (0.188) (0.364) (0.257) (0.099) (0.088) (0.182)
Net asset value, end of period .......... $7.57 $7.54 $7.42 $7.48 $7.88 $7.95
Total return
c
....................... 2.79% 6.65% 2.81% (3.85)% 0.23% 1.41%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.83% 0.85% 0.78% 0.82% 0.82%
Expenses net of waiver and payments by
affiliates .......................... 0.68% 0.68% 0.69%
e
0.72% 0.77% 0.81%
e
Net investment income ............... 4.51% 4.27% 2.75% 0.37% 0.08% 1.72%
Supplemental data
Net assets , end of period (000’s) ........ $43,090 $44,019 $47,732 $55,048 $66,942 $77,910
Portfolio turnover rate ................ 8.34% 16.02% 23.44% 15.99% 68.61% 35.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.54 $7.42 $7.48 $7.88 $7.95 $8.02
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.148 0.279 0.161 (0.017) (0.035) 0.093
Net realized and unrealized gains (losses) 0.050 0.164 (0.005) (0.326) 0.010 (0.024)
Total from investment operations ........ 0.198 0.443 0.156 (0.343) (0.025) 0.069
Less distributions from:
Net investment income .............. (0.168) (0.323) (0.216) (0.057) (0.045) (0.138)
Net asset value, end of period .......... $7.57 $7.54 $7.42 $7.48 $7.88 $7.95
Total return
c
....................... 2.65% 6.07% 2.11% (4.37)% (0.32)% 0.86%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.38% 1.38% 1.40% 1.34% 1.38% 1.37%
Expenses net of waiver and payments by
affiliates .......................... 1.23% 1.23% 1.24%
e
1.27% 1.33% 1.36%
e
Net investment income (loss) .......... 3.96% 3.71% 2.15% (0.22)% (0.45)% 1.16%
Supplemental data
Net assets , end of period (000’s) ........ $10,003 $9,931 $13,586 $21,568 $36,318 $71,212
Portfolio turnover rate ................ 8.34% 16.02% 23.44% 15.99% 68.61% 35.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.56 $7.44 $7.50 $7.90 $7.97 $8.03
Income from investment operations
a
:
Net investment income
b
............. 0.173 0.331 0.213 0.040 0.021 0.154
Net realized and unrealized gains (losses) 0.050 0.163 (0.003) (0.331) 0.014 (0.014)
Total from investment operations ........ 0.223 0.494 0.210 (0.291) 0.035 0.140
Less distributions from:
Net investment income .............. (0.193) (0.374) (0.270) (0.109) (0.105) (0.199)
Net asset value, end of period .......... $7.59 $7.56 $7.44 $7.50 $7.90 $7.97
Total return
c
....................... 2.98% 6.78% 2.85% (3.71)% 0.44% 1.75%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.64% 0.64% 0.66% 0.59% 0.63% 0.64%
Expenses net of waiver and payments by
affiliates .......................... 0.55% 0.55% 0.56%
e
0.56% 0.55% 0.60%
e
Net investment income ............... 4.62% 4.39% 2.84% 0.52% 0.27% 1.93%
Supplemental data
Net assets , end of period (000’s) ........ $18,866 $18,710 $20,265 $29,513 $41,913 $33,530
Portfolio turnover rate ................ 8.34% 16.02% 23.44% 15.99% 68.61% 35.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.56 $7.43 $7.49 $7.89 $7.96 $8.03
Income from investment operations
a
:
Net investment income
b
............. 0.172 0.329 0.213 0.040 0.014 0.146
Net realized and unrealized gains (losses) 0.040 0.173 (0.008) (0.334) 0.012 (0.025)
Total from investment operations ........ 0.212 0.502 0.205 (0.294) 0.026 0.121
Less distributions from:
Net investment income .............. (0.192) (0.372) (0.265) (0.106) (0.096) (0.190)
Net asset value, end of period .......... $7.58 $7.56 $7.43 $7.49 $7.89 $7.96
Total return
c
....................... 2.84% 6.89% 2.78% (3.76)% 0.33% 1.51%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.73% 0.72% 0.75% 0.67% 0.72% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.58% 0.59%
e
0.62% 0.66% 0.71%
e
Net investment income ............... 4.59% 4.37% 2.84% 0.52% 0.18% 1.82%
Supplemental data
Net assets , end of period (000’s) ........ $57,078 $55,502 $77,434 $99,817 $86,615 $98,851
Portfolio turnover rate ................ 8.34% 16.02% 23.44% 15.99% 68.61% 35.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 19.4%
U.S. Treasury Notes ,
2.625%, 1/31/26 ................................................... $ 10,000,000 $ 9,896,430
2.5%, 2/28/26 .................................................... 2,162,000 2,135,550
4.875%, 4/30/26 ................................................... 18,238,000 18,409,763
4.125%, 1/31/27 ................................................... 20,000,000 20,157,422
4.25%, 3/15/27 ................................................... 11,000,000 11,123,106
4.5%, 4/15/27 .................................................... 15,000,000 15,249,902
Total U.S. Government and Agency Securities (Cost $ 76,261,551 ) .................
76,972,173
Mortgage-Backed Securities 54.5%
a
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 16.5%
FHLMC , 6.139% - 6.25%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/36 - 1/01/37 ....................................... 194,825 197,184
FHLMC , 6.756%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/46 ................................................... 6,652,106 6,918,093
FHLMC , 6.826%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 11/01/46 .................................................. 4,642,474 4,822,929
FHLMC , 6.867%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 10/01/46 .................................................. 3,000,788 3,101,432
FHLMC , 6.878%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/37 ................................................... 3,712,172 3,862,182
FHLMC , 6.901%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 6/01/47 ................................................... 4,336,696 4,491,524
FHLMC , 6.91%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 8/01/47 ................................................... 3,834,921 3,987,536
FHLMC , 6.973%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 11/01/46 .................................................. 3,549,671 3,703,949
FHLMC , 6.253% - 7.767%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 8/01/34 - 5/01/45 ....................................... 28,098,137 29,012,574
FHLMC , 6.48% - 8.271%, ( 1-year CMT T-Note +/- MBS Margin), 8/01/33 - 6/01/37 .. 5,329,944 5,518,678
65,616,081
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.5%
FHLMC Pool, 30 Year , 5.5%, 12/01/54 .................................... 1,928,086 1,925,301
FHLMC Pool, 30 Year , 6%, 5/01/53 ...................................... 1,891,265 1,923,461
FHLMC Pool, 30 Year , 6%, 12/01/54 ..................................... 1,887,291 1,915,646
5,764,408
a
Federal National Mortgage Association (FNMA) Adjustable Rate 31.1%
FNMA , 4.346%, ( COFI 11th District +/- MBS Margin), 4/01/34 .................. 3,744,940 3,707,521
FNMA , 5.355%, ( 1-month Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 8/01/27 ................................................... 33,245 33,124
FNMA , 4.191% - 5.651%, ( COFI 11th District +/- MBS Margin), 8/01/25 - 12/01/37 ... 1,789,791 1,770,831
FNMA , 4.255% - 5.871%, ( 3-year CMT T-Note +/- MBS Margin), 1/01/26 - 7/01/34 ... 13,164 13,174
FNMA , 3.564% - 6.033%, ( 5-year CMT T-Note +/- MBS Margin), 4/01/27 - 2/01/30 ... 16,394 16,356
FNMA , 6.403%, ( 6-month H15BDI +/- MBS Margin), 11/01/34 .................. 37,058 36,654
FNMA , 6.71%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 3/01/35 ................................................... 1,851,121 1,917,747
FNMA , 6.838%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 5/01/47 ................................................... 3,509,597 3,634,227
FNMA , 6.851%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/38 ................................................... 5,866,034 6,076,060
FNMA , 6.981%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/45 ................................................... 2,102,343 2,186,337
FNMA , 6.988%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/44 ................................................... 14,738,282 15,321,140

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
a
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 6.998%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/42 ................................................... $ 2,150,009 $ 2,228,650
FNMA , 7.007%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/40 ................................................... 2,191,445 2,264,728
FNMA , 7.025%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/36 ................. 3,729,019 3,868,012
FNMA , 7.033%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/47 ................................................... 8,526,654 8,835,164
FNMA , 5.433% - 7.32%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 8/01/27 - 12/01/37 ...................................... 9,226,532 9,375,033
FNMA , 5.398% - 7.761%, ( 12-month average of 1-year CMT +/- MBS Margin), 11/01/27
- 11/01/44 ....................................................... 2,441,036 2,487,366
FNMA , 5.858% - 8.308%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/32 - 5/01/48 ....................................... 45,207,217 46,370,789
FNMA , 4.925% - 8.383%, ( 1-year CMT T-Note +/- MBS Margin), 9/01/25 - 12/01/40 .. 12,958,029 13,293,665
123,436,578
Federal National Mortgage Association (FNMA) Fixed Rate 4.6%
FNMA, 30 Year , 5.5%, 4/01/53 ......................................... 11,798,649 11,801,084
FNMA, 30 Year , 5.5%, 3/01/54 ......................................... 1,958,211 1,955,840
FNMA, 30 Year , 6%, 7/01/53 ........................................... 4,307,576 4,379,914
18,136,838
a
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II , 4.625% - 5.625%, ( 1-year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36 . 236,031 238,713
238,713
Government National Mortgage Association (GNMA) Fixed Rate 0.7%
GNMA II, Single-family, 30 Year , 6%, 12/20/54 .............................. 2,969,258 3,005,628
Total Mortgage-Backed Securities (Cost $ 219,196,422 ) ...........................
216,198,246
Agency Commercial Mortgage-Backed Securities 21.6%
Financial Services 21.6%
b
FHLMC ,
4988 , AF , FRN , 4.817% , ( 30-day SOFR Average + 0.464% ), 10/15/37 .......... 3,346,370 3,300,738
4891 , AF , FRN , 4.867% , ( 30-day SOFR Average + 0.514% ), 7/15/42 ........... 5,070,815 5,154,379
413 , F23 , FRN , 5.404% , ( 30-day SOFR Average + 1.05% ), 5/25/54 ............ 1,726,326 1,722,589
343 , F4 , FRN , 4.817% , Strip , ( 30-day SOFR Average + 0.464% ), 10/15/37 ....... 3,116,910 3,071,532
4989 , FA , FRN , 4.817% , ( 30-day SOFR Average + 0.464% ), 8/15/40 ........... 4,325,588 4,259,731
4915 , FE , FRN , 4.867% , ( 30-day SOFR Average + 0.514% ), 2/15/38 ........... 6,945,650 6,862,443
4895 , GF , FRN , 4.867% , ( 30-day SOFR Average + 0.514% ), 11/15/43 .......... 4,980,615 4,915,315
4197 , KF , FRN , 4.767% , ( 30-day SOFR Average + 0.414% ), 9/15/37 ........... 1,405,427 1,354,109
4107 , KF , FRN , 4.857% , ( 30-day SOFR Average + 0.504% ), 6/15/38 ........... 1,471,428 1,454,220
4215 , KF , FRN , 4.767% , ( 30-day SOFR Average + 0.414% ), 2/15/40 ........... 1,028,965 1,001,230
4730 , WF , FRN , 4.817% , ( 30-day SOFR Average + 0.464% ), 8/15/38 ........... 2,948,319 2,910,756
4794 , WF , FRN , 4.817% , ( 30-day SOFR Average + 0.464% ), 3/15/43 ........... 3,100,167 3,054,604
b
FHLMC, Multi-family Structured Pass-Through Certificates ,
KF160 , AS , FRN , 5.034% , ( 30-day SOFR Average + 0.7% ), 10/25/30 ........... 3,360,084 3,365,450
KF163 , AS , FRN , 4.914% , ( 30-day SOFR Average + 0.58% ), 4/25/34 ........... 2,933,335 2,938,169
KF164 , AS , FRN , 4.904% , ( 30-day SOFR Average + 0.57% ), 10/25/34 .......... 3,999,600 4,001,409
b
FNMA ,
2019-38 , AF , FRN , 4.867% , ( 30-day SOFR Average + 0.514% ), 7/25/49 ......... 3,383,452 3,346,423
2019-59 , BF , FRN , 4.867% , ( 30-day SOFR Average + 0.514% ), 10/25/49 ........ 5,198,396 5,144,928
2019-38 , CF , FRN , 4.918% , ( 30-day SOFR Average + 0.564% ), 7/25/49 ......... 1,240,644 1,210,372
2021-44 , FA , FRN , 4.552% , ( 30-day SOFR Average + 0.2% ), 6/25/45 ........... 4,111,183 4,012,264
2024-98 , FA , FRN , 5.504% , ( 30-day SOFR Average + 1.15% ), 12/25/53 ......... 1,013,560 1,014,528

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
FNMA, (continued)
2024-103 , FB , FRN , 5.304% , ( 30-day SOFR Average + 0.95% ), 1/25/55 ......... $ 2,805,867 $ 2,797,710
2024-105 , FC , FRN , 5.354% , ( 30-day SOFR Average + 1% ), 1/25/55 ........... 2,859,362 2,858,546
2020-54 , WF , FRN , 4.277% , ( 30-day SOFR Average + 0.564% ), 8/25/50 ........ 2,830,454 2,755,737
2021-8 , YF , FRN , 4.552% , ( 30-day SOFR Average + 0.2% ), 3/25/61 ............ 8,485,867 8,493,408
2021-36 , YF , FRN , 4.552% , ( 30-day SOFR Average + 0.2% ), 6/25/61 ........... 4,175,207 4,210,848
b
GNMA , 2010-12 , FD , FRN , 5.035% , ( 1-month SOFR + 0.714% ), 1/16/40 ..........
488,847 488,287
85,699,725
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 86,450,710 ) .........
85,699,725
Total Long Term Investments (Cost $ 381,908,683 ) ...............................
378,870,144
a
a a a a
Short Term Investments 3.5%
Shares
a
Money Market Funds 3.5%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 13,699,440 13,699,440
Total Money Market Funds (Cost $ 13,699,440 ) ..................................
13,699,440
Total Short Term Investments (Cost $ 13,699,440 ) ................................
13,699,440
a
Total Investments (Cost $ 395,608,123 ) 99.0% ...................................
$392,569,584
Other Assets, less Liabilities 1.0% .............................................
3,994,704
Net Assets 100.0% ...........................................................
$396,564,288
a
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( e ).
See Note  10  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 77 $ 8,834,547 6/18/25 $ (83,518)
U.S. Treasury 2 Year Notes ..................... Long 555 115,522,383 6/30/25 989,452
Total Futures Contracts ...................................................................... $905,934
*
As of period end.
See Abbreviations on page 264 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.79 $11.25 $11.73 $13.83 $11.73 $12.80
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.45 0.46 0.35 0.30 0.31
Net realized and unrealized gains (losses) (0.41) 1.66 (0.40) (1.46) 2.36 (0.44)
Total from investment operations ........ (0.19) 2.11 0.06 (1.11) 2.66 (0.13)
Less distributions from:
Net investment income .............. (0.29) (0.57) (0.54) (0.50) (0.47) (0.46)
Net realized gains ................. (0.14) — — (0.49) (0.09) (0.48)
Total distributions ................... (0.43) (0.57) (0.54) (0.99) (0.56) (0.94)
Net asset value, end of period .......... $12.17 $12.79 $11.25 $11.73 $13.83 $11.73
Total return
c
....................... (1.56)% 19.00% 0.34% (8.52)% 23.01% (1.06)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.90% 0.90% 0.91% 0.92% 0.93%
Expenses net of waiver and payments by
affiliates .......................... 0.90%
e
0.90%
e
0.89%
f
0.90%
f
0.91%
f
0.91%
f
Net investment income ............... 3.53% 3.63% 3.78% 2.72% 2.27% 2.55%
Supplemental data
Net assets , end of period (000’s) ........ $2,813,652 $3,014,871 $2,844,145 $3,102,045 $3,523,379 $2,860,390
Portfolio turnover rate ................ 28.37% 31.92% 92.40% 75.02% 39.64% 64.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.65 $11.13 $11.61 $13.68 $11.61 $12.67
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.36 0.36 0.25 0.20 0.22
Net realized and unrealized gains (losses) (0.40) 1.63 (0.39) (1.43) 2.34 (0.43)
Total from investment operations ........ (0.23) 1.99 (0.03) (1.18) 2.54 (0.21)
Less distributions from:
Net investment income .............. (0.24) (0.47) (0.45) (0.40) (0.38) (0.37)
Net realized gains ................. (0.14) — — (0.49) (0.09) (0.48)
Total distributions ................... (0.38) (0.47) (0.45) (0.89) (0.47) (0.85)
Net asset value, end of period .......... $12.04 $12.65 $11.13 $11.61 $13.68 $11.61
Total return
c
....................... (1.89)% 18.08% (0.46)% (9.15)% 22.07% (1.79)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.65% 1.65% 1.65% 1.66% 1.66% 1.68%
Expenses net of waiver and payments by
affiliates .......................... 1.65%
e
1.65%
e
1.64%
f
1.65%
f
1.65%
f
1.66%
f
Net investment income ............... 2.78% 2.90% 3.01% 1.94% 1.54% 1.84%
Supplemental data
Net assets , end of period (000’s) ........ $77,104 $95,404 $115,185 $168,085 $259,206 $341,521
Portfolio turnover rate ................ 28.37% 31.92% 92.40% 75.02% 39.64% 64.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.83 $11.28 $11.77 $13.88 $11.76 $12.84
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.42 0.43 0.32 0.27 0.28
Net realized and unrealized gains (losses) (0.41) 1.67 (0.40) (1.47) 2.38 (0.45)
Total from investment operations ........ (0.21) 2.09 0.03 (1.15) 2.65 (0.17)
Less distributions from:
Net investment income .............. (0.27) (0.54) (0.52) (0.47) (0.44) (0.43)
Net realized gains ................. (0.14) — — (0.49) (0.09) (0.48)
Total distributions ................... (0.41) (0.54) (0.52) (0.96) (0.53) (0.91)
Net asset value, end of period .......... $12.21 $12.83 $11.28 $11.77 $13.88 $11.76
Total return
c
....................... (1.68)% 18.75% 0.02% (8.79)% 22.84% (1.38)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.15% 1.15% 1.16% 1.16% 1.18%
Expenses net of waiver and payments by
affiliates .......................... 1.15%
e
1.15%
e
1.14%
f
1.15%
f
1.15%
f
1.16%
f
Net investment income ............... 3.29% 3.36% 3.52% 2.47% 2.03% 2.33%
Supplemental data
Net assets , end of period (000’s) ........ $2,622 $2,780 $2,382 $2,976 $3,435 $3,093
Portfolio turnover rate ................ 28.37% 31.92% 92.40% 75.02% 39.64% 64.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

`
a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.83 $11.28 $11.77 $13.88 $11.76 $12.85
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.49 0.50 0.39 0.34 0.35
Net realized and unrealized gains (losses) (0.41) 1.67 (0.40) (1.46) 2.39 (0.45)
Total from investment operations ........ (0.17) 2.16 0.10 (1.07) 2.73 (0.10)
Less distributions from:
Net investment income .............. (0.31) (0.61) (0.59) (0.55) (0.52) (0.51)
Net realized gains ................. (0.14) — — (0.49) (0.09) (0.48)
Total distributions ................... (0.45) (0.61) (0.59) (1.04) (0.61) (0.99)
Net asset value, end of period .......... $12.21 $12.83 $11.28 $11.77 $13.88 $11.76
Total return
c
....................... (1.40)% 19.43% 0.61% (8.23)% 23.52% (0.86)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.59% 0.59% 0.60% 0.60% 0.60%
Expenses net of waiver and payments by
affiliates .......................... 0.59%
e
0.58% 0.58%
f
0.59%
f
0.59%
f
0.58%
f
Net investment income ............... 3.85% 3.94% 4.10% 3.05% 2.59% 2.87%
Supplemental data
Net assets , end of period (000’s) ........ $179,416 $187,499 $174,925 $169,511 $184,084 $155,563
Portfolio turnover rate ................ 28.37% 31.92% 92.40% 75.02% 39.64% 64.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.82 $11.28 $11.76 $13.87 $11.76 $12.84
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.48 0.49 0.38 0.34 0.34
Net realized and unrealized gains (losses) (0.41) 1.66 (0.39) (1.46) 2.37 (0.44)
Total from investment operations ........ (0.17) 2.14 0.10 (1.08) 2.71 (0.10)
Less distributions from:
Net investment income .............. (0.30) (0.60) (0.58) (0.54) (0.51) (0.50)
Net realized gains ................. (0.14) — — (0.49) (0.09) (0.48)
Total distributions ................... (0.44) (0.60) (0.58) (1.03) (0.60) (0.98)
Net asset value, end of period .......... $12.21 $12.82 $11.28 $11.76 $13.87 $11.76
Total return
c
....................... (1.35)% 19.25% 0.60% (8.31)% 23.34% (0.86)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.65% 0.65% 0.66% 0.67% 0.68%
Expenses net of waiver and payments by
affiliates .......................... 0.65%
e
0.65%
e
0.64%
f
0.65%
f
0.66%
f
0.66%
f
Net investment income ............... 3.78% 3.88% 4.03% 2.98% 2.52% 2.79%
Supplemental data
Net assets , end of period (000’s) ........ $185,167 $203,398 $191,532 $203,346 $228,617 $166,947
Portfolio turnover rate ................ 28.37% 31.92% 92.40% 75.02% 39.64% 64.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Managed Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 35.3%
Aerospace & Defense 1.9%
a
Boeing Co. (The) ................................... United States 40,000 $ 7,329,600
Lockheed Martin Corp. ............................... United States 75,000 35,831,250
RTX Corp. ........................................ United States 155,000 19,550,150
62,711,000
Air Freight & Logistics 0.5%
Deutsche Post AG ................................... Germany 400,000 17,091,203
Banks 1.7%
Bank of America Corp. ............................... United States 500,000 19,940,000
Fifth Third Bancorp .................................. United States 300,000 10,782,000
Truist Financial Corp. ................................ United States 350,000 13,419,000
US Bancorp ....................................... United States 250,000 10,085,000
54,226,000
Beverages 1.0%
Coca-Cola Co. (The) ................................. United States 450,000 32,647,500
Biotechnology 2.3%
AbbVie, Inc. ....................................... United States 225,000 43,897,500
Amgen, Inc. ....................................... United States 100,000 29,092,000
72,989,500
Building Products 0.5%
Johnson Controls International plc ....................... United States 200,000 16,780,000
Capital Markets 0.5%
Morgan Stanley ..................................... United States 150,000 17,313,000
Chemicals 0.8%
Air Products and Chemicals, Inc. ........................ United States 100,000 27,109,000
Communications Equipment 0.9%
Cisco Systems, Inc. ................................. United States 525,000 30,308,250
Consumer Staples Distribution & Retail 0.1%
Target Corp. ....................................... United States 37,500 3,626,250
Diversified Telecommunication Services 0.1%
Verizon Communications, Inc. .......................... United States 100,000 4,406,000
Electric Utilities 3.7%
Duke Energy Corp. .................................. United States 300,000 36,606,000
Edison International ................................. United States 350,000 18,728,500
NextEra Energy, Inc. ................................. United States 275,000 18,392,000
Southern Co. (The) .................................. United States 500,000 45,945,000
119,671,500
Food Products 0.8%
Nestle SA , ADR .................................... United States 250,000 26,647,500
Ground Transportation 1.0%
Union Pacific Corp. .................................. United States 150,000 32,349,000
Health Care Equipment & Supplies 0.5%
Medtronic plc ...................................... United States 200,000 16,952,000
Health Care Providers & Services 1.1%
CVS Health Corp. ................................... United States 200,000 13,342,000
UnitedHealth Group, Inc. .............................. United States 50,000 20,572,000
33,914,000
Hotels, Restaurants & Leisure 0.9%
McDonald's Corp. ................................... United States 50,000 15,982,500

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. .................................... United States 175,000 $ 14,008,750
29,991,250
Household Products 1.5%
Procter & Gamble Co. (The) ........................... United States 300,000 48,771,000
IT Services 0.6%
International Business Machines Corp. ................... United States 85,000 20,554,700
Metals & Mining 0.5%
Rio Tinto plc , ADR ................................... Australia 250,000 14,850,000
Multi-Utilities 0.6%
Sempra, Inc. ....................................... United States 250,000 18,567,500
Oil, Gas & Consumable Fuels 5.3%
Chevron Corp. ..................................... United States 575,000 78,234,500
Exxon Mobil Corp. ................................... United States 600,000 63,378,000
Shell plc , ADR ...................................... United States 250,000 16,120,000
TotalEnergies SE , ADR ............................... France 275,000 15,633,750
173,366,250
Pharmaceuticals 2.8%
AstraZeneca plc , ADR ................................ United Kingdom 250,000 17,947,500
Johnson & Johnson ................................. United States 350,000 54,708,500
Pfizer, Inc. ......................................... United States 750,000 18,307,500
90,963,500
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc. ................................. United States 200,000 38,984,000
Texas Instruments, Inc. ............................... United States 275,000 44,013,750
82,997,750
Specialty Retail 2.0%
Home Depot, Inc. (The) ............................... United States 150,000 54,073,500
Lowe's Cos., Inc. .................................... United States 50,000 11,178,000
65,251,500
Tobacco 1.1%
Philip Morris International, Inc. ......................... United States 200,000 34,272,000
Total Common Stocks (Cost $ 943,395,241 ) ...................................
1,148,327,153
b
Equity-Linked Securities 8.7%
Aerospace & Defense 0.5%
c
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 40,000 6,658,957
c
Wells Fargo Bank NA into Boeing Co. (The) , 144A, 9% , 6/17/25 United States 50,000 9,216,858
15,875,815
Broadline Retail 0.5%
c
Barclays Bank plc into Amazon.com, Inc. , 144A, 10% , 3/25/26 .. United States 80,000 15,509,143
Communications Equipment 0.2%
c
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 8% ,
9/17/25 ......................................... United States 100,000 5,332,084
Consumer Staples Distribution & Retail 0.8%
c
Wells Fargo Bank NA into Target Corp. , 144A, 10% , 5/13/26 ... United States 275,000 26,530,999

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Energy Equipment & Services 0.3%
c
Wells Fargo Bank NA into Schlumberger NV , 144A, 10% ,
11/26/25 ........................................ United States 330,000 $ 11,721,990
Hotels, Restaurants & Leisure 0.3%
c
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 115,000 9,672,213
IT Services 0.5%
c
Barclays Bank plc into International Business Machines Corp. ,
144A, 8.5% , 6/09/25 ............................... United States 80,000 15,671,928
Media 0.9%
c
JPMorgan Chase Bank NA into Comcast Corp. , 144A, 8.5% ,
9/02/25 ......................................... United States 800,000 28,308,216
Metals & Mining 0.9%
c
Merrill Lynch BV into Freeport-McMoRan, Inc. , 144A, 10% ,
5/12/26 ......................................... United States 805,000 29,905,750
Oil, Gas & Consumable Fuels 0.4%
c
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 130,000 14,080,895
Semiconductors & Semiconductor Equipment 1.4%
c
Goldman Sachs Bank USA into Applied Materials, Inc. , 144A,
10% , 5/05/26 ..................................... United States 135,000 18,022,375
c
Merrill Lynch BV into Advanced Micro Devices, Inc. , 144A, 11% ,
5/06/26 ......................................... United States 125,000 11,538,286
c
Royal Bank of Canada into Microchip Technology, Inc. , 144A,
11% , 5/05/26 ..................................... United States 355,000 15,548,323
45,108,984
Software 1.8%
c
Merrill Lynch BV into Microsoft Corp , 144A, 7.5% , 10/06/25 .... United States 45,000 18,113,898
c
Merrill Lynch BV into Microsoft Corp. , 144A, 7% , 3/09/26 ...... United States 40,000 15,954,301
c
UBS AG into Oracle Corp. , 144A, 9% , 6/10/25 .............. United States 185,000 25,034,627
59,102,826
Textiles, Apparel & Luxury Goods 0.2%
c
Goldman Sachs International Bank into NIKE, Inc. , 144A, 9% ,
3/31/26 ......................................... United States 128,000 7,854,068
Total Equity-Linked Securities (Cost $ 287,782,665 ) ............................
284,674,911
Convertible Preferred Stocks 2.0%
Aerospace & Defense 0.9%
Boeing Co. (The) , 6% ................................ United States 450,000 27,621,000
Chemicals 0.5%
Albemarle Corp. , 7.25% .............................. United States 575,000 17,612,250
Electric Utilities 0.6%
NextEra Energy, Inc. , 7.234% .......................... United States 475,000 20,149,500
Total Convertible Preferred Stocks (Cost $ 61,838,860 ) .........................
65,382,750
Principal
Amount
*
Corporate Bonds 34.3%
Aerospace & Defense 0.5%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 .............
United States 15,000,000 15,148,979

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles 0.5%
General Motors Co. , Senior Bond , 5.6% , 10/15/32 ...........
United States 15,000,000 $ 14,877,453
Banks 4.7%
Bank of America Corp. , Senior Bond , 5.872% to 9/14/33, FRN
thereafter , 9/15/34 ................................. United States 15,000,000 15,635,422
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 10,000,000 10,181,633
Senior Note , 7.385% to 11/01/27, FRN thereafter , 11/02/28 .. United Kingdom 15,000,000 15,917,948
Citigroup, Inc. ,
Senior Bond , 6.27% to 11/16/32, FRN thereafter , 11/17/33 ... United States 10,000,000 10,602,791
Sub. Bond , 6.02% to 1/23/35, FRN thereafter , 1/24/36 ...... United States 15,000,000 15,049,149
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN
thereafter , 7/27/29 ................................. United States 10,000,000 10,489,185
JPMorgan Chase & Co. ,
d
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 10,000,000 10,325,951
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 10,000,000 10,743,745
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 10,000,000 10,452,614
Truist Financial Corp. , Senior Bond , 5.122% to 1/25/33, FRN
thereafter , 1/26/34 ................................. United States 10,000,000 9,792,388
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 ........................................ United States 10,000,000 10,365,068
Wells Fargo & Co. , Senior Bond , 5.389% to 4/23/33, FRN
thereafter , 4/24/34 ................................. United States 25,000,000 25,110,127
154,666,021
Biotechnology 0.9%
AbbVie, Inc. , Senior Bond , 4.55% , 3/15/35 ................
United States 15,000,000 14,454,834
Amgen, Inc. , Senior Bond , 5.25% , 3/02/33 .................
United States 15,000,000 15,162,782
29,617,616
Building Products 0.6%
Carrier Global Corp. , Senior Bond , 5.9% , 3/15/34 ...........
United States 20,000,000 21,068,734
Capital Markets 2.3%
Charles Schwab Corp. (The) , Senior Bond , 5.853% to 5/18/33,
FRN thereafter , 5/19/34 ............................. United States 10,000,000 10,454,418
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .. United States 15,000,000 13,020,868
Senior Bond , 6.561% to 10/23/33, FRN thereafter , 10/24/34 . United States 10,000,000 10,899,717
Morgan Stanley ,
Senior Bond , 2.699% to 1/21/30, FRN thereafter , 1/22/31 ... United States 10,000,000 9,136,357
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 15,000,000 16,067,501
Senior Bond , 5.424% to 7/20/33, FRN thereafter , 7/21/34 ... United States 15,000,000 15,163,018
74,741,879
Chemicals 0.9%
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ........
United States 10,000,000 10,661,404
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 20,000,000 18,861,928
29,523,332
Consumer Finance 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 20,000,000 17,679,994
Capital One Financial Corp. ,
Senior Bond , 5.268% to 5/09/32, FRN thereafter , 5/10/33 ... United States 10,000,000 9,832,674
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 .... United States 10,000,000 10,422,727

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC , Senior Note , 7.35% , 11/04/27 .....
United States 15,000,000 $ 15,447,500
General Motors Financial Co., Inc. ,
Senior Bond , 3.6% , 6/21/30 .......................... United States 20,000,000 18,410,590
Senior Bond , 6.4% , 1/09/33 .......................... United States 10,000,000 10,342,915
82,136,400
Diversified REITs 0.6%
c
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A,
4.625% , 12/01/29 .................................. United States 20,000,000 19,447,932
Electric Utilities 3.4%
e
Edison International , Senior Note , 6.95% , 11/15/29 .......... United States 20,000,000 20,848,928
c
NRG Energy, Inc. , Senior Secured Bond , 144A, 7% , 3/15/33 ... United States 10,000,000 10,781,760
Pacific Gas and Electric Co. ,
Senior Bond , 4.55% , 7/01/30 ......................... United States 20,000,000 19,411,405
Senior Bond , 6.15% , 1/15/33 ......................... United States 10,000,000 10,205,592
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 ...........
United States 15,000,000 15,601,705
c
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 4.3% ,
7/15/29 ......................................... United States 36,000,000 35,225,631
112,075,021
Electrical Equipment 0.6%
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........
United States 20,000,000 20,524,173
Electronic Equipment, Instruments & Components 0.6%
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ..................
United States 20,000,000 19,700,440
Food Products 1.6%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 5.5% , 1/15/30 .......................... United States 10,000,000 10,160,590
Senior Note , 3.75% , 12/01/31 ........................ United States 5,000,000 4,572,179
Senior Note , 6.75% , 3/15/34 ......................... United States 15,000,000 16,273,485
Pilgrim's Pride Corp. , Senior Note , 4.25% , 4/15/31 ..........
United States 21,000,000 19,874,251
50,880,505
Ground Transportation 0.8%
c
Ashtead Capital, Inc. ,
Senior Bond , 144A, 5.5% , 8/11/32 ..................... United Kingdom 15,000,000 14,885,363
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 10,000,000 10,122,721
25,008,084
Health Care Providers & Services 2.2%
Centene Corp. , Senior Note , 4.625% , 12/15/29 .............
United States 25,000,000 24,126,140
c
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
3% , 12/01/31 ..................................... Germany 20,000,000 17,169,123
HCA, Inc. , Senior Bond , 5.5% , 6/01/33 ...................
United States 15,000,000 15,101,286
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 ...............
United States 15,000,000 15,368,682
71,765,231
Health Care REITs 0.6%
Healthpeak OP LLC , Senior Note , 5.25% , 12/15/32 ..........
United States 20,000,000 20,099,068

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 1.3%
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........
United States 25,000,000 $ 21,601,933
c
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 10,000,000 10,275,537
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 .............
United States 10,000,000 9,905,823
41,783,293
Machinery 0.6%
Ingersoll Rand, Inc. , Senior Bond , 5.7% , 8/14/33 ............
United States 20,000,000 20,565,699
Metals & Mining 0.8%
ArcelorMittal SA , Senior Note , 6.55% , 11/29/27 .............
Luxembourg 10,000,000 10,404,059
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ......
United States 15,000,000 14,764,457
25,168,516
Multi-Utilities 0.5%
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 15,000,000 15,109,326
Oil, Gas & Consumable Fuels 1.4%
Energy Transfer LP , Senior Bond , 5.75% , 2/15/33 ...........
United States 15,000,000 15,216,049
Occidental Petroleum Corp. , Senior Note , 6.375% , 9/01/28 ....
United States 10,000,000 10,271,540
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......
United States 20,000,000 20,461,025
45,948,614
Passenger Airlines 1.0%
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 25,000,000 24,854,617
c
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ..... United States 6,750,000 6,776,656
31,631,273
Pharmaceuticals 0.5%
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 ...................
United States 20,000,000 17,321,134
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc. ,
Senior Bond , 4.3% , 11/15/32 ......................... United States 10,000,000 9,560,598
c
Senior Bond , 144A, 3.469% , 4/15/34 ................... United States 20,000,000 17,580,123
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......
United States 5,000,000 5,106,812
32,247,533
Software 0.9%
Oracle Corp. ,
Senior Bond , 6.25% , 11/09/32 ........................ United States 10,000,000 10,667,906
Senior Bond , 3.9% , 5/15/35 .......................... United States 20,000,000 17,738,934
28,406,840
Specialized REITs 0.6%
American Tower Corp. , Senior Bond , 5.9% , 11/15/33 .........
United States 10,000,000 10,485,422
Crown Castle, Inc. , Senior Bond , 5.1% , 5/01/33 .............
United States 10,000,000 9,784,735
20,270,157
Specialty Retail 0.3%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............
United States 10,000,000 9,971,185
Technology Hardware, Storage & Peripherals 0.5%
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................
United States 15,000,000 14,937,616

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco 0.9%
BAT Capital Corp. , Senior Bond , 7.75% , 10/19/32 ...........
United Kingdom 25,000,000 $ 28,592,959
Trading Companies & Distributors 0.7%
c
United Rentals North America, Inc. , Senior Secured Note , 144A,
6% , 12/15/29 ..................................... United States 22,500,000 22,808,183
Total Corporate Bonds (Cost $ 1,062,510,532 ) .................................
1,116,043,196
U.S. Government and Agency Securities 3.9%
U.S. Treasury Bonds , 4 .79% , 8/15/54 ....................
United States 265,000,000 67,304,737
U.S. Treasury Notes , 3.875%, 8/15/33 ....................
United States 60,000,000 59,255,859
Total U.S. Government and Agency Securities (Cost $ 122,710,516 ) ..............
126,560,596
Asset-Backed Securities 0.2%
Passenger Airlines 0.2%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 3,974,958 4,050,458
2020-1 , B , 4.875% , 7/15/27 .......................... United States 3,988,500 3,975,039
8,025,497
a a a a a a
Total Asset-Backed Securities (Cost $ 7,963,458 ) ..............................
8,025,497
Mortgage-Backed Securities 14.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.4%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................... United States 15,936,510 15,643,668
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 23,831,669 23,344,319
FHLMC Pool, 30 Year , 5.5%, 7/01/53 ..................... United States 45,113,781 45,143,068
FHLMC Pool, 30 Year , 5.5%, 11/01/53 - 2/01/55 ............ United States 39,078,651 39,030,123
FHLMC Pool, 30 Year , 6%, 1/01/55 - 2/01/55 ............... United States 20,851,463 21,165,817
144,326,995
Federal National Mortgage Association (FNMA) Fixed Rate 3.2%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 884,413 836,017
FNMA, 30 Year , 5%, 5/01/53 ........................... United States 15,896,941 15,604,825
FNMA, 30 Year , 5%, 11/01/53 .......................... United States 38,618,849 37,909,908
FNMA, 30 Year , 5.5%, 11/01/54 ......................... United States 10,585,708 10,570,416
FNMA, 30 Year , 6%, 5/01/53 ........................... United States 38,859,352 39,578,093
104,499,259
Government National Mortgage Association (GNMA) Fixed Rate 6.5%
GNMA II, Single-family, 30 Year , 5.5%, 2/20/55 ............. United States 99,481,836 99,535,269
GNMA II, Single-family, 30 Year , 6%, 1/20/55 ............... United States 9,863,429 9,988,579
GNMA II, Single-family, 30 Year , 6%, 2/20/55 ............... United States 49,713,141 50,363,313
GNMA II, Single-family, 30 Year , 6%, 3/20/55 ............... United States 49,880,619 50,532,984
210,420,145
Total Mortgage-Backed Securities (Cost $ 457,002,853 ) .........................
459,246,399
Total Long Term Investments (Cost $ 2,943,204,125 ) ...........................
3,208,260,502
a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 2.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.6%
f
U.S. Treasury Bills , 3 .5% , 5/06/25 ....................... United States 20,000,000 $ 19,988,337
Total U.S. Government and Agency Securities (Cost $ 19,988,321 ) ...............
19,988,337
Shares
Money Market Funds 2.1%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 68,560,531 68,560,531
Total Money Market Funds (Cost $ 68,560,531 ) ................................
68,560,531
i
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 5,883,444 5,883,444
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 5,883,444 ) ..........................................................
5,883,444
Total Short Term Investments (Cost $ 94,432,296 ) ..............................
94,432,312
a
Total Investments (Cost $ 3,037,636,421 ) 101.4% ..............................
$3,302,692,814
Other Assets, less Liabilities (1.4) % .........................................
(44,732,114)
Net Assets 100.0% .........................................................
$3,257,960,700
a a a
See Abbreviations on page 264 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(g) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $474,602,557, representing 14.6% of net assets.
d
Perpetual security with no stated maturity date.
e
A portion or all of the security is on loan at April 30, 2025. See Note 1(h).
f
The rate shown represents the yield at period end.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(h) regarding securities on loan.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021
*
2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.30 $7.77 $7.94 $9.98 $10.04 $9.92
Income from investment operations
b
:
Net investment income
c
............. 0.160 0.310 0.288 0.229 0.176 0.257
Net realized and unrealized gains (losses) 0.005 0.536 (0.186) (2.006) 0.036 0.170
Total from investment operations ........ 0.165 0.846 0.102 (1.777) 0.212 0.427
Less distributions from:
Net investment income .............. (0.165) (0.316) (0.272) (0.260) (0.272) (0.306)
Tax return of capital ................ — — — (0.003) — —
Total distributions ................... (0.165) (0.316) (0.272) (0.263) (0.272) (0.306)
Net asset value, end of period .......... $8.30 $8.30 $7.77 $7.94 $9.98 $10.04
Total return
d
....................... 2.00% 10.99% 1.14% (18.06)% 2.12% 4.38%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.92% 0.94% 0.92% 0.89% 0.90%
Expenses net of waiver and payments by
affiliates .......................... 0.82% 0.83% 0.83%
f
0.82%
f
0.83% 0.85%
f
Net investment income ............... 3.91% 3.75% 3.50% 2.52% 1.75% 2.59%
Supplemental data
Net assets, end of period (000’s) ........ $2,449,095 $2,523,536 $2,494,183 $2,716,548 $3,876,156 $4,031,242
Portfolio turnover rate ................ 106.85% 204.24%
g
127.45% 197.26% 184.44%
g
228.24%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 37.41% 100.79%
g
81.72% 105.09% 59.70%
g
137.82%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
h
See Note 1(i) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021
*
2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.22 $7.71 $7.88 $9.90 $9.97 $9.85
Income from investment operations
b
:
Net investment income
c
............. 0.144 0.277 0.256 0.193 0.137 0.216
Net realized and unrealized gains (losses) 0.015 0.517 (0.186) (1.985) 0.025 0.171
Total from investment operations ........ 0.159 0.794 0.070 (1.792) 0.162 0.387
Less distributions from:
Net investment income .............. (0.149) (0.284) (0.240) (0.225) (0.232) (0.267)
Tax return of capital ................ — — — (0.003) — —
Total distributions ................... (0.149) (0.284) (0.240) (0.228) (0.232) (0.267)
Net asset value, end of period .......... $8.23 $8.22 $7.71 $7.88 $9.90 $9.97
Total return
d
....................... 1.94% 10.36% 0.75% (18.33)% 1.63% 4.01%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.32% 1.33% 1.35% 1.32% 1.30% 1.30%
Expenses net of waiver and payments by
affiliates .......................... 1.22% 1.23% 1.23%
f
1.23%
f
1.24% 1.25%
f
Net investment income ............... 3.54% 3.38% 3.12% 2.14% 1.37% 2.20%
Supplemental data
Net assets, end of period (000’s) ........ $21,515 $24,832 $30,819 $91,669 $141,309 $208,947
Portfolio turnover rate ................ 106.85% 204.24%
g
127.45% 197.26% 184.44%
g
228.24%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 37.41% 100.79%
g
81.72% 105.09% 59.70%
g
137.82%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
h
See Note 1(i) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021
*
2020
a
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.26 $7.74 $7.90 $9.94 $10.00 $9.88
Income from investment operations
b
:
Net investment income
c
............. 0.150 0.289 0.268 0.206 0.152 0.232
Net realized and unrealized gains (losses) 0.015 0.527 (0.176) (2.005) 0.035 0.171
Total from investment operations ........ 0.165 0.816 0.092 (1.799) 0.187 0.403
Less distributions from:
Net investment income .............. (0.155) (0.296) (0.252) (0.238) (0.247) (0.282)
Tax return of capital ................ — — — (0.003) — —
Total distributions ................... (0.155) (0.296) (0.252) (0.241) (0.247) (0.282)
Net asset value, end of period .......... $8.27 $8.26 $7.74 $7.90 $9.94 $10.00
Total return
d
....................... 2.01% 10.62% 1.03% (18.34)% 1.87% 4.14%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.17% 1.18% 1.19% 1.17% 1.14% 1.15%
Expenses net of waiver and payments by
affiliates .......................... 1.07% 1.08% 1.08%
f
1.08%
f
1.09% 1.10%
f
Net investment income ............... 3.68% 3.52% 3.27% 2.29% 1.52% 2.36%
Supplemental data
Net assets, end of period (000’s) ........ $7,276 $7,596 $7,336 $8,827 $12,623 $17,274
Portfolio turnover rate ................ 106.85% 204.24%
g
127.45% 197.26% 184.44%
g
228.24%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 37.41% 100.79%
g
81.72% 105.09% 59.70%
g
137.82%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
h
See Note 1(i) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021
*
2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.36 $7.83 $8.00 $10.05 $10.11 $9.99
Income from investment operations
b
:
Net investment income
c
............. 0.175 0.340 0.318 0.263 0.213 0.294
Net realized and unrealized gains (losses) 0.015 0.536 (0.186) (2.017) 0.035 0.168
Total from investment operations ........ 0.190 0.876 0.132 (1.754) 0.248 0.462
Less distributions from:
Net investment income .............. (0.180) (0.346) (0.302) (0.293) (0.308) (0.341)
Tax return of capital ................ — — — (0.003) — —
Total distributions ................... (0.180) (0.346) (0.302) (0.296) (0.308) (0.341)
Net asset value, end of period .......... $8.37 $8.36 $7.83 $8.00 $10.05 $10.11
Total return
d
....................... 2.29% 11.30% 1.50% (17.74)% 2.47% 4.72%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.57% 0.58% 0.56% 0.52% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.45% 0.47% 0.47%
f
0.44%
f
0.46% 0.48%
f
Net investment income ............... 4.24% 4.08% 3.84% 2.89% 2.10% 2.95%
Supplemental data
Net assets, end of period (000’s) ........ $389,043 $396,341 $390,582 $434,834 $601,624 $547,075
Portfolio turnover rate ................ 106.85% 204.24%
g
127.45% 197.26% 184.44%
g
228.24%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 37.41% 100.79%
g
81.72% 105.09% 59.70%
g
137.82%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
h
See Note 1(i) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021
*
2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.35 $7.82 $7.99 $10.04 $10.10 $9.98
Income from investment operations
b
:
Net investment income
c
............. 0.171 0.331 0.309 0.251 0.202 0.281
Net realized and unrealized gains (losses) 0.014 0.536 (0.186) (2.015) 0.035 0.169
Total from investment operations ........ 0.185 0.867 0.123 (1.764) 0.237 0.450
Less distributions from:
Net investment income .............. (0.175) (0.337) (0.293) (0.283) (0.297) (0.329)
Tax return of capital ................ — — — (0.003) — —
Total distributions ................... (0.175) (0.337) (0.293) (0.286) (0.297) (0.329)
Net asset value, end of period .......... $8.36 $8.35 $7.82 $7.99 $10.04 $10.10
Total return
d
....................... 2.11% 11.19% 1.39% (17.86)% 2.36% 4.60%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.67% 0.69% 0.66% 0.64% 0.64%
Expenses net of waiver and payments by
affiliates .......................... 0.56% 0.58% 0.58%
f
0.57%
f
0.58% 0.60%
f
Net investment income ............... 4.14% 3.99% 3.73% 2.76% 2.00% 2.84%
Supplemental data
Net assets, end of period (000’s) ........ $202,319 $201,353 $156,009 $175,044 $232,016 $293,080
Portfolio turnover rate ................ 106.85% 204.24%
g
127.45% 197.26% 184.44%
g
228.24%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 37.41% 100.79%
g
81.72% 105.09% 59.70%
g
137.82%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
h
See Note 1(i) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd. , A ....................... South Africa 28,762,824 $ —
a,b,c
K2016470219 South Africa Ltd. , B ....................... South Africa 2,862,311 —
—
Energy Equipment & Services 0.0%
†
b
Valaris Ltd. ........................................ United States 2,435 78,675
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 83,833 3,563
Machinery 0.0%
†
a
UTEX Industries, Inc. ................................ United States 4,843 216,471
Total Common Stocks (Cost $ 1,220,667 ) .....................................
298,709
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII , 10.911% ......................... United States 93,000 2,771,400
Total Preferred Stocks (Cost $ 2,325,000 ) .....................................
2,771,400
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc. , 2/20/49 .......................... United States 415 515
Total Warrants (Cost $ 366 ) .................................................
515
Principal
Amount
*
Corporate Bonds 38.9%
Aerospace & Defense 0.8%
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 ........................ United States 6,500,000 6,076,416
Senior Note , 5.15% , 5/01/30 ......................... United States 13,500,000 13,634,081
d
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 1,100,000 1,092,800
Howmet Aerospace, Inc. , Senior Note , 4.85% , 10/15/31 .......
United States 2,400,000 2,413,188
23,216,485
Automobiles 0.1%
d
Hyundai Capital America , Senior Note , 144A, 5.35% , 3/19/29 .. United States 1,600,000 1,613,092
Banks 6.3%
d
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 2,500,000 2,555,999
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 3,600,000 3,157,620
Bank of America Corp. ,
Senior Bond , 2.592% to 4/28/30, FRN thereafter , 4/29/31 ... United States 6,700,000 6,055,737
Senior Bond , 1.922% to 10/23/30, FRN thereafter , 10/24/31 . United States 5,300,000 4,573,720
Senior Bond , 2.972% to 2/03/32, FRN thereafter , 2/04/33 ... United States 7,500,000 6,596,512
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 10,000,000 10,146,626
d
BPCE SA ,
Senior Non-Preferred Note , 144A, 2.045% to 10/18/26, FRN
thereafter , 10/19/27 ................................ France 9,500,000 9,145,430
Senior Non-Preferred Note , 144A, 5.716% to 1/17/29, FRN
thereafter , 1/18/30 ................................. France 7,000,000 7,162,445

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc. ,
Senior Bond , 2.572% to 6/02/30, FRN thereafter , 6/03/31 ... United States 8,000,000 $ 7,166,390
Senior Bond , 3.057% to 1/24/32, FRN thereafter , 1/25/33 ... United States 16,100,000 14,149,637
d
Danske Bank A/S , Senior Non-Preferred Note , 144A, 5.705% to
2/28/29, FRN thereafter , 3/01/30 ...................... Denmark 6,800,000 7,017,324
HSBC Holdings plc , Senior Bond , 3.973% to 5/21/29, FRN
thereafter , 5/22/30 ................................. United Kingdom 6,500,000 6,282,539
JPMorgan Chase & Co. ,
Senior Bond , 4.493% to 3/23/30, FRN thereafter , 3/24/31 ... United States 17,100,000 16,989,142
Senior Bond , 2.58% to 4/21/31, FRN thereafter , 4/22/32 .... United States 1,700,000 1,507,157
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 9,300,000 9,381,311
Lloyds Banking Group plc , Senior Note , 5.871% to 3/05/28, FRN
thereafter , 3/06/29 ................................. United Kingdom 5,300,000 5,477,775
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 6,000,000 6,214,986
PNC Financial Services Group, Inc. (The) , Senior Note , 5.3% to
1/20/27, FRN thereafter , 1/21/28 ...................... United States 3,800,000 3,856,357
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 6,500,000 6,275,166
d
Societe Generale SA ,
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................. France 10,800,000 10,449,912
Senior Non-Preferred Note , 144A, 6.446% to 1/09/28, FRN
thereafter , 1/10/29 ................................. France 6,500,000 6,750,366
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 12,000,000 12,110,955
Truist Financial Corp. ,
Senior Note , 7.161% to 10/29/28, FRN thereafter , 10/30/29 .. United States 4,950,000 5,345,687
Senior Note , 5.435% to 1/23/29, FRN thereafter , 1/24/30 .... United States 4,400,000 4,496,756
Wells Fargo & Co. ,
Senior Bond , 3.35% to 3/01/32, FRN thereafter , 3/02/33 .... United States 9,000,000 8,083,871
Senior Bond , 5.499% to 1/22/34, FRN thereafter , 1/23/35 ... United States 7,500,000 7,560,313
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 5,200,000 5,305,781
193,815,514
Beverages 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. , Senior Bond , 4.7% , 2/01/36 ...................... Belgium 5,100,000 4,932,436
Biotechnology 1.2%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 .................
United States 3,000,000 2,860,694
Amgen, Inc. , Senior Bond , 5.25% , 3/02/33 .................
United States 14,300,000 14,455,185
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 6,900,000 6,138,234
d
CSL Finance plc , Senior Bond , 144A, 4.25% , 4/27/32 ........ Australia 6,500,000 6,234,188
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30
United States 7,500,000 6,414,555
36,102,856
Broadline Retail 0.0%
a ,d ,e ,f
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ..................................... South Africa 2,492,650 —
a ,d ,e ,f
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 .................................... South Africa 1,098,025 —
—

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 0.3%
d
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 2,600,000 $ 2,603,494
Owens Corning , Senior Bond , 3.875% , 6/01/30 .............
United States 6,500,000 6,222,704
d
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 150,000 150,693
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 300,000 301,944
9,278,835
Capital Markets 2.3%
Deutsche Bank AG , Senior Preferred Note , 5.371% , 9/09/27 ...
Germany 9,500,000 9,740,249
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .. United States 15,000,000 13,020,868
Senior Bond , 3.102% to 2/23/32, FRN thereafter , 2/24/33 ... United States 6,500,000 5,734,414
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 9,700,000 9,345,607
d
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 1,150,000 1,131,335
Morgan Stanley ,
Senior Bond , 1.928% to 4/27/31, FRN thereafter , 4/28/32 ... United States 15,200,000 12,816,163
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 8,650,000 8,740,895
d
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 2,500,000 2,570,753
d
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 2,100,000 2,188,352
d
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 6,500,000 6,658,738
71,947,374
Chemicals 0.2%
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 6,500,000 6,616,532
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Bond , 5% , 4/01/34 ...........
United States 6,500,000 6,539,495
Communications Equipment 0.5%
Motorola Solutions, Inc. , Senior Bond , 2.75% , 5/24/31 ........
United States 16,800,000 14,931,972
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 11,300,000 9,718,283
d
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 4,800,000 4,916,984
14,635,267
Consumer Staples Distribution & Retail 0.4%
Dollar Tree, Inc. ,
Senior Bond , 4.2% , 5/15/28 .......................... United States 8,000,000 7,892,068
Senior Bond , 2.65% , 12/01/31 ........................ United States 3,300,000 2,866,111
10,758,179
Containers & Packaging 0.1%
d
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 525,000 521,895
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ..................
United States 4,700,000 4,018,442
4,540,337
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 5.125% , 11/15/31 ..........
United States 9,000,000 8,912,135

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 1.0%
AT&T, Inc. , Senior Bond , 2.55% , 12/01/33 .................
United States 21,000,000 $ 17,336,595
Verizon Communications, Inc. ,
Senior Bond , 5.05% , 5/09/33 ......................... United States 6,500,000 6,557,038
Senior Note , 2.355% , 3/15/32 ........................ United States 9,000,000 7,684,924
31,578,557
Electric Utilities 3.4%
d
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 3,600,000 3,539,231
Commonwealth Edison Co. , Senior Bond , 6.45% , 1/15/38 .....
United States 700,000 769,536
Duke Energy Corp. ,
Senior Bond , 2.45% , 6/01/30 ......................... United States 2,900,000 2,606,304
Senior Bond , 4.5% , 8/15/32 .......................... United States 2,000,000 1,935,056
Senior Bond , 5.75% , 9/15/33 ......................... United States 6,500,000 6,773,978
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .......
United States 1,300,000 1,417,191
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 1,300,000 1,321,688
d
Enel Finance International NV , Senior Bond , 144A, 6.8% , 9/15/37 Italy 3,000,000 3,251,206
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ................
United States 8,400,000 8,182,074
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 2.44% , 1/15/32 ......................... United States 9,000,000 7,700,333
Senior Note , 5.3% , 3/15/32 .......................... United States 7,370,000 7,525,272
Pacific Gas and Electric Co. ,
g
Senior Note , FRN , 5.31% , ( SOFR Index + 0.95% ), 9/04/25 .. United States 10,400,000 10,393,316
Senior Secured Bond , 3.25% , 6/01/31 .................. United States 7,300,000 6,516,088
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ..........
United States 10,500,000 10,081,221
Virginia Electric and Power Co. ,
Senior Bond , 5% , 4/01/33 ........................... United States 7,900,000 7,848,567
Senior Bond , 6.35% , 11/30/37 ........................ United States 520,000 557,675
d
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 10,000,000 9,784,897
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 2,000,000 2,149,014
Xcel Energy, Inc. ,
Senior Bond , 4.6% , 6/01/32 .......................... United States 8,200,000 7,903,579
Senior Bond , 5.45% , 8/15/33 ......................... United States 5,500,000 5,524,276
105,780,502
Electrical Equipment 0.1%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 .................
United States 2,400,000 2,306,173
Electronic Equipment, Instruments & Components 0.3%
Flex Ltd. ,
Senior Bond , 4.875% , 5/12/30 ........................ United States 7,500,000 7,387,665
Senior Note , 5.25% , 1/15/32 ......................... United States 900,000 884,823
8,272,488
Entertainment 0.1%
Netflix, Inc. , Senior Bond , 4.9% , 8/15/34 ..................
United States 3,400,000 3,429,884
Financial Services 0.9%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 6,000,000 6,249,694
Fiserv, Inc. ,
Senior Bond , 3.5% , 7/01/29 .......................... United States 1,200,000 1,144,145
Senior Bond , 2.65% , 6/01/30 ......................... United States 9,100,000 8,222,668
Senior Bond , 5.625% , 8/21/33 ........................ United States 6,500,000 6,624,662

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
d
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 1,050,000 $ 1,027,966
d
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 3,200,000 3,357,398
26,626,533
Food Products 1.1%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 2.5% , 1/15/27 .......................... United States 6,200,000 5,984,999
Senior Note , 3% , 2/02/29 ........................... United States 2,000,000 1,881,500
Senior Note , 3.625% , 1/15/32 ........................ United States 2,500,000 2,263,463
Senior Note , 5.75% , 4/01/33 ......................... United States 6,500,000 6,639,515
d
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............... United States 10,630,000 10,676,221
McCormick & Co., Inc. , Senior Bond , 4.95% , 4/15/33 .........
United States 7,000,000 6,959,706
34,405,404
Ground Transportation 0.2%
Burlington Northern Santa Fe LLC , Senior Bond , 6.15% , 5/01/37
United States 6,000,000 6,501,964
Health Care Equipment & Supplies 0.4%
Baxter International, Inc. , Senior Bond , 2.539% , 2/01/32 ......
United States 7,500,000 6,412,276
Boston Scientific Corp. , Senior Bond , 2.65% , 6/01/30 ........
United States 6,000,000 5,518,464
11,930,740
Health Care Providers & Services 2.2%
Centene Corp. , Senior Bond , 3% , 10/15/30 ................
United States 2,500,000 2,197,887
Cigna Group (The) , Senior Bond , 5.25% , 2/15/34 ...........
United States 6,500,000 6,554,541
CVS Health Corp. ,
Senior Bond , 5.3% , 6/01/33 .......................... United States 5,000,000 4,967,462
Senior Bond , 4.78% , 3/25/38 ......................... United States 3,200,000 2,887,529
Senior Bond , 2.7% , 8/21/40 .......................... United States 2,000,000 1,358,350
d
DaVita, Inc. ,
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 4,900,000 4,561,142
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 1,500,000 1,515,601
Elevance Health, Inc. , Senior Bond , 4.75% , 2/15/33 .........
United States 7,000,000 6,884,462
HCA, Inc. , Senior Note , 3.625% , 3/15/32 ..................
United States 9,000,000 8,166,910
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 500,000 499,616
Kaiser Foundation Hospitals , 2019 , Senior Bond , 3.266% ,
11/01/49 ........................................ United States 11,270,000 7,754,732
d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 4,600,000 4,413,147
Providence St Joseph Health Obligated Group , H , 2.746% ,
10/01/26 ........................................ United States 8,875,000 8,692,265
UnitedHealth Group, Inc. , Senior Note , 5.15% , 7/15/34 .......
United States 6,000,000 6,021,364
66,475,008
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc. ,
Senior Bond , 4.75% , 4/15/35 ......................... United States 6,500,000 6,097,478
Senior Bond , 5.25% , 5/15/36 ......................... United States 2,600,000 2,502,792
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Bond , 3.5% , 3/15/31 ............................... United States 1,400,000 929,279
9,529,549

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Technology 0.1%
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 ...........
United States 4,300,000 $ 4,472,176
Hotel & Resort REITs 0.3%
d
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 5,900,000 5,886,181
d
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 2,225,000 2,194,472
8,080,653
Hotels, Restaurants & Leisure 0.3%
d
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625% ,
10/15/29 ........................................ United States 6,500,000 6,007,094
d
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 1,800,000 1,788,612
d
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 600,000 586,275
Starbucks Corp. , Senior Bond , 2.55% , 11/15/30 .............
United States 2,500,000 2,242,443
10,624,424
Household Durables 0.3%
PulteGroup, Inc. , Senior Bond , 6% , 2/15/35 ................
United States 6,500,000 6,688,299
d
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 2,800,000 2,621,578
9,309,877
Independent Power and Renewable Electricity Producers 0.4%
Constellation Energy Generation LLC ,
Senior Bond , 5.8% , 3/01/33 .......................... United States 4,000,000 4,147,706
Senior Bond , 6.125% , 1/15/34 ........................ United States 8,950,000 9,412,135
13,559,841
Insurance 1.9%
d
Acrisure LLC / Acrisure Finance, Inc. , Senior Note , 144A, 8.5% ,
6/15/29 ......................................... United States 1,600,000 1,654,525
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 6,500,000 6,603,333
Arthur J Gallagher & Co. , Senior Note , 5% , 2/15/32 ..........
United States 2,625,000 2,637,831
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 6,500,000 6,422,144
d
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 United States 3,400,000 3,551,605
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 2,600,000 2,651,281
d
Five Corners Funding Trust II , Senior Note , 144A, 2.85% , 5/15/30 United States 3,000,000 2,755,533
d
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 6,500,000 6,679,099
d
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5.05% , 1/06/28 ................... United States 10,300,000 10,548,363
Secured Note , 144A, 4.3% , 8/25/29 .................... United States 3,700,000 3,677,173
d
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 6,900,000 7,099,317
d
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 4,400,000 4,599,907
58,880,111
Interactive Media & Services 0.4%
Meta Platforms, Inc. , Senior Bond , 4.95% , 5/15/33 ..........
United States 1,200,000 1,222,971
d
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 400,000 399,832
d
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ..... China 10,000,000 9,083,360
10,706,163

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Life Sciences Tools & Services 0.1%
Revvity, Inc. , Senior Bond , 2.25% , 9/15/31 ................
United States 1,800,000 $ 1,515,893
Machinery 0.0%
†
d
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 800,000 812,705
Media 1.7%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8% , 4/01/31 ............................... United States 12,500,000 10,859,661
d
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 3,600,000 3,605,229
Comcast Corp. ,
Senior Bond , 1.5% , 2/15/31 .......................... United States 4,000,000 3,381,137
Senior Bond , 4.8% , 5/15/33 .......................... United States 14,700,000 14,519,612
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 4,000,000 3,869,555
Paramount Global , Senior Bond , 4.2% , 5/19/32 .............
United States 10,000,000 8,951,260
d
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 850,000 841,972
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37
United States 5,700,000 5,611,336
51,639,762
Metals & Mining 0.6%
BHP Billiton Finance USA Ltd. , Senior Bond , 5.25% , 9/08/33 ...
Australia 6,500,000 6,576,144
d
Constellium SE , Senior Note , 144A, 6.375% , 8/15/32 ........ United States 800,000 788,144
Rio Tinto Finance USA plc , Senior Note , 5% , 3/14/32 .........
Australia 9,700,000 9,771,616
17,135,904
Multi-Utilities 0.6%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36
United States 2,700,000 2,848,544
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ......
United States 4,351,000 4,087,750
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 6,700,000 6,767,687
Public Service Enterprise Group, Inc. , Senior Bond , 5.4% , 3/15/35
United States 2,725,000 2,739,045
Southern Co. Gas Capital Corp. , Senior Bond , 5.15% , 9/15/32 .
United States 2,000,000 2,001,422
18,444,448
Oil, Gas & Consumable Fuels 3.6%
d
Aker BP ASA , Senior Bond , 144A, 4% , 1/15/31 ............. Norway 5,400,000 5,039,136
Boardwalk Pipelines LP , Senior Bond , 3.4% , 2/15/31 .........
United States 6,275,000 5,716,383
BP Capital Markets America, Inc. , Senior Bond , 4.989% , 4/10/34
United States 2,300,000 2,263,397
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30
Canada 5,900,000 5,353,597
Cheniere Energy, Inc. ,
Senior Note , 4.625% , 10/15/28 ....................... United States 1,700,000 1,684,222
Senior Note , 5.65% , 4/15/34 ......................... United States 1,700,000 1,694,091
d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 6.375% ,
6/15/26 ......................................... United States 3,000,000 2,986,808
ConocoPhillips Co. , Senior Bond , 5.05% , 9/15/33 ...........
United States 2,500,000 2,503,897
d
Crescent Energy Finance LLC , Senior Note , 144A, 7.375% ,
1/15/33 ......................................... United States 250,000 221,496
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 6,255,000 6,460,827
Energy Transfer LP ,
Senior Bond , 5.55% , 5/15/34 ......................... United States 9,500,000 9,354,817
Senior Note , 6.4% , 12/01/30 ......................... United States 4,000,000 4,255,697
d
Senior Note , 144A, 6% , 2/01/29 ...................... United States 2,000,000 2,022,703

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC , Senior Bond , 3.125% ,
7/31/29 ......................................... United States 2,000,000 $ 1,906,572
Hess Corp. , Senior Bond , 7.125% , 3/15/33 ................
United States 5,200,000 5,844,085
d
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 5,700,000 5,794,274
d
Kinetik Holdings LP , Senior Note , 144A, 6.625% , 12/15/28 ..... United States 4,000,000 4,032,656
d
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 3,000,000 2,893,328
MPLX LP , Senior Bond , 5.4% , 4/01/35 ....................
United States 11,300,000 11,006,394
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 5,000,000 4,879,282
TotalEnergies Capital SA , Senior Bond , 4.724% , 9/10/34 ......
France 3,820,000 3,743,702
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ....
Canada 3,400,000 3,374,342
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 3.25% ,
5/15/30 ......................................... United States 4,500,000 4,209,013
d
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 .......... Norway 6,500,000 7,085,833
d
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 2,000,000 1,798,756
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 500,000 458,510
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 350,000 359,700
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 350,000 359,353
Williams Cos., Inc. (The) , Senior Bond , 3.5% , 11/15/30 .......
United States 3,200,000 3,000,759
110,303,630
Paper & Forest Products 0.1%
Suzano Austria GmbH , DM3N , Senior Bond , 3.125% , 1/15/32 ..
Brazil 2,300,000 1,962,610
Passenger Airlines 0.4%
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note , 144A, 4.5% , 10/20/25 ............. United States 2,066,500 2,047,940
Senior Secured Note , 144A, 4.75% , 10/20/28 ............ United States 6,500,000 6,462,200
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ..... United States 4,185,000 4,201,527
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 United States 118,793 117,198
12,828,865
Personal Care Products 0.2%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......
United States 6,500,000 6,034,938
d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 1,275,000 1,276,342
7,311,280
Pharmaceuticals 0.8%
d
Bayer US Finance LLC , Senior Note , 144A, 6.375% , 11/21/30 .. Germany 10,000,000 10,541,353
d
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 800,000 832,788
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 4,100,000 4,050,092
Royalty Pharma plc , Senior Bond , 2.15% , 9/02/31 ...........
United States 11,800,000 9,942,125
25,366,358
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 5.375% , 4/01/35 ...........
United States 3,200,000 3,187,830
Semiconductors & Semiconductor Equipment 0.4%
d
Foundry JV Holdco LLC ,
Senior Secured Bond , 144A, 6.25% , 1/25/35 ............. United States 9,300,000 9,625,771

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
d
Foundry JV Holdco LLC, (continued)
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 1,970,000 $ 2,011,000
11,636,771
Software 0.6%
d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 6,500,000 5,621,343
Oracle Corp. , Senior Bond , 2.875% , 3/25/31 ...............
United States 9,000,000 8,100,635
Synopsys, Inc. , Senior Note , 5% , 4/01/32 .................
United States 5,400,000 5,440,297
19,162,275
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond , 1.875% , 10/15/30 ....................... United States 4,500,000 3,874,192
Senior Bond , 5.35% , 3/15/35 ......................... United States 9,700,000 9,778,524
d
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ......... United States 6,000,000 6,167,544
19,820,260
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co. , Senior Note , 4.85% , 10/15/31 .
United States 7,400,000 7,313,357
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 2,245,000 2,187,557
Tobacco 0.3%
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 8,800,000 9,014,755
Trading Companies & Distributors 0.6%
d
Beacon Roofing Supply, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 850,000 854,324
d
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 6,200,000 6,318,126
d
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 1,200,000 1,214,443
d
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 3,500,000 3,550,617
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 6,300,000 6,416,367
18,353,877
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc. ,
Senior Bond , 5.15% , 4/15/34 ......................... United States 6,500,000 6,506,727
Senior Note , 3.875% , 4/15/30 ........................ United States 12,000,000 11,582,694
d
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 6,000,000 6,398,010
24,487,431
Total Corporate Bonds (Cost $ 1,210,967,993 ) .................................
1,192,796,124
h
Senior Floating Rate Interests 2.4%
i
Aerospace & Defense 0.1%
Cobham Ultra SeniorCo SARL, First Lien, USD CME Term Loan,
B , 8.427% , ( 6-month SOFR + 3.75% ), 8/03/29 ............ Luxembourg 783,372 771,621
GOAT Holdco LLC, First Lien, CME Term Loan, B , 7.32% ,
( 1-month SOFR + 3% ), 1/27/32 ....................... United States 240,000 236,820

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Aerospace & Defense (continued)
Signia Aerospace LLC, First Lien, Initial CME Term Loan , 7.321% ,
( 1-month SOFR + 3% ), 12/11/31 ...................... United States 291,937 $ 289,565
1,298,006
a a a a a a
i
Air Freight & Logistics 0.0%
†
Clue Opco LLC, First Lien, CME Term Loan, B , 8.78% , ( 3-month
SOFR + 4.5% ), 12/19/30 ............................ United States 540,000 489,497
j
Rand Parent LLC, First Lien, CME Term Loan, B , 7.299% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 708,328 658,302
1,147,799
a a a a a a
i
Automobile Components 0.1%
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 7.072% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 769,941 756,147
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 8.186% , ( 1-month SOFR + 3.75% ), 10/04/28 ........ United States 793,895 735,048
First Brands Group LLC, First Lien, 2021 CME Term Loan ,
9.552% , ( 3-month SOFR + 5% ), 3/30/27 ................ United States 749,961 699,207
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
13.052% , ( 3-month SOFR + 8.5% ), 3/30/28 .............. United States 296,984 253,179
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan , 7.822% , ( 1-month SOFR + 3.5% ), 2/13/30 ...... United States 125,385 125,542
2,569,123
a a a a a a
i
Automobiles 0.0%
†
American Trailer World Corp., First Lien, CME Term Loan, B ,
8.172% , ( 1-month SOFR + 3.75% ), 3/03/28 .............. United States 467,011 368,939
Holley Purchaser, Inc., First Lien, Initial CME Term Loan , 8.186% ,
( 1-month SOFR + 3.75% ), 11/17/28 .................... United States 497,080 469,740
838,679
a a a a a a
Beverages 0.0%
†
i
Primo Brands Corp., First Lien, 2025 Refinancing CME Term
Loan , 6.549% , ( 3-month SOFR + 2.25% ), 3/31/28 ......... United States 548,474 544,978
Broadline Retail 0.0%
†
i
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.799% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 229,996 229,349
i
Building Products 0.1%
AZZ, Inc., First Lien, Initial CME Term Loan , 6.822% , ( 1-month
SOFR + 2.5% ), 5/14/29 ............................. United States 174,069 174,222
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
8.822% , ( 1-month SOFR + 4.5% ), 5/15/31 ............... United States 746,250 618,104
EMRLD Borrower LP, First Lien, Initial CME Term Loan, B ,
6.933% , ( 6-month SOFR + 2.5% ), 5/31/30 ............... United States 175,990 174,242
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.799% , ( 3-month SOFR + 2.5% ), 8/04/31 .. United States 103,033 101,981
MIWD Holdco II LLC, First Lien, 2024 Incremental CME Term
Loan , 7.322% , ( 1-month SOFR + 3% ), 3/28/31 ............ United States 80,232 79,142
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.572% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 116,617 115,007
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 6.572% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 275,862 270,799
1,533,497
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Capital Markets 0.1%
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term
Loan, B , 7.319% , ( 1-month SOFR + 3% ), 7/31/28 .......... United States 165,589 $ 163,893
Citadel Securities LP, First Lien, 2024 CME Term Loan , 6.325% ,
( 1-month SOFR + 2% ), 10/31/31 ...................... United States 514,926 514,836
Dragon Buyer, Inc., First Lien, CME Term Loan , 7.299% , ( 3-month
SOFR + 3% ), 9/30/31 ............................... United States 498,750 496,506
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan , 7.322% , ( 1-month SOFR + 3% ), 4/07/28 ... United States 607,029 605,545
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 ,
7.299% , ( 3-month SOFR + 3% ), 3/05/29 ................ United States 534,600 533,894
Guggenheim Partners Investment Management Holdings LLC,
First Lien, CME Term Loan, B , 6.799% , ( 3-month SOFR +
2.5% ), 11/26/31 ................................... United States 176,722 176,796
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
6.313% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 530,878 524,319
3,015,789
a a a a a a
i
Chemicals 0.1%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 7.072% ,
( 1-month SOFR + 2.75% ), 9/09/31 ..................... United States 214,650 214,650
Albaugh LLC, First Lien, Initial CME Term Loan , 8.063% ,
( 3-month SOFR + 3.75% ), 4/06/29 ..................... United States 526,570 513,405
Hexion Holdings Corp., First Lien, 2024 Refinancing CME Term
Loan , 8.329% , ( 1-month SOFR + 4% ), 3/15/29 ............ United States 274,438 267,871
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.859% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 138,944 131,418
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
7.572% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 231,310 217,084
INEOS US Petrochem LLC, First Lien, 2030 Dollar CME Term
Loan, B , 8.172% , ( 1-month SOFR + 3.75% ), 3/14/30 ....... United States 415,768 353,403
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
8.672% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 115,411 99,254
Lummus Technology Holdings V LLC, First Lien, Amendment No.
2 Refinancing CME Term Loan, B , 7.322% , ( 1-month SOFR +
3% ), 12/31/29 .................................... United States 133,810 133,800
M2S Group Intermediate Holdings, Inc., First Lien, Initial CME
Term Loan , 9.033% , ( 3-month SOFR + 4.75% ), 8/25/31 ..... United States 477,011 456,738
Minerals Technologies, Inc., First Lien, CME Term Loan, B ,
6.32% , ( 1-month SOFR + 2% ), 11/26/31 ................. United States 415,625 411,469
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.554% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 143,205 142,489
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 7.28% , ( 3-month SOFR + 3% ), 1/31/29 .............. United States 651,576 646,428
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.642% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 549,913 494,105
4,082,114
a a a a a a
Commercial Services & Supplies 0.1%
i
Allied Universal Holdco LLC, First Lien, Initial USD CME Term
Loan , 8.172% , ( 1-month SOFR + 3.75% ), 5/12/28 ......... United States 182,999 183,033
i
APi Group DE, Inc., First Lien, 2021 Incremental CME Term Loan ,
6.072% , ( 1-month SOFR + 1.75% ), 1/03/29 .............. United States 91,832 91,810
i
Aramark Services, Inc., First Lien, CME Term Loan, B7 , 6.322% ,
( 1-month SOFR + 2% ), 4/06/28 ....................... United States 540,000 541,957
i
Camelot US Acquisition LLC, First Lien, Incremental Dollar CME
Term Loan, B , 7.072% , ( 1-month SOFR + 2.75% ), 1/31/31 ... United States 700,917 693,032

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
Commercial Services & Supplies (continued)
i
CCI Buyer, Inc., First Lien, Initial CME Term Loan , 8.299% ,
( 3-month SOFR + 4% ), 12/17/27 ...................... United States 534,973 $ 535,856
Cimpress USA, Inc., First Lien, 2024-2 Refinancing Term Loan,
B1 , 6.825% , 5/17/28 ............................... Ireland 463,930 450,013
i
PG Polaris BidCo SARL, First Lien, Initial CME Term Loan ,
7.299% , ( 3-month SOFR + 3% ), 3/26/31 ................ Luxembourg 185,088 184,810
i
Reworld Holding Corp., First Lien, CME Term Loan, B , 6.579% ,
( 1-month SOFR + 2.25% ), 11/30/28 .................... United States 497,849 496,500
i
Reworld Holding Corp., First Lien, CME Term Loan, C , 6.579% ,
( 1-month SOFR + 2.25% ), 11/30/28 .................... United States 38,344 38,240
i
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 8.562% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 299,725 246,502
3,461,753
a a a a a a
Communications Equipment 0.0%
†
i
Delta Topco, Inc., First Lien, Fourth Amendment Refinancing CME
Term Loan , 7.069% , ( 3-month SOFR + 2.75% ), 11/30/29 .... United States 301,360 299,604
i
Construction & Engineering 0.1%
Artera Services LLC, First Lien, CME Term Loan, C , 8.799% ,
( 3-month SOFR + 4.5% ), 2/18/31 ...................... United States 746,231 713,352
Brand Industrial Services, Inc., First Lien, CME Term Loan, C ,
8.791% , ( 3-month SOFR + 4.5% ), 8/01/30 ............... United States 497,487 462,616
Chromalloy Corp., First Lien, CME Term Loan , 8.038% , ( 3-month
SOFR + 3.75% ), 3/27/31 ............................ United States 804,520 793,659
Radar Bidco SARL, First Lien, USD CME Term Loan, B2 , 8.035% ,
( 3-month SOFR + 3.75% ), 4/04/31 ..................... Luxembourg 188,238 185,414
Zekelman Industries, Inc., First Lien, 2024 CME Term Loan ,
6.571% , ( 1-month SOFR + 2.25% ), 1/24/31 .............. United States 534,600 533,357
2,688,398
a a a a a a
Consumer Finance 0.0%
†
i
Neon Maple US Debt Mergersub, Inc., First Lien, Term Loan, B1 ,
7.325% , ( TSFR1M + 3% ), 11/17/31 .................... United States 549,892 547,055
i
Containers & Packaging 0.1%
Berlin Packaging LLC, First Lien, 2024-2 Replacement CME
Term Loan , 7.821% , ( 1-month SOFR + 3.5%; 3-month SOFR +
3.5% ), 6/09/31 .................................... United States 537,303 534,243
Charter Next Generation, Inc., First Lien, 2024 Replacement CME
Term Loan , 7.071% , ( 1-month SOFR + 2.75% ), 11/29/30 .... United States 115,463 115,260
j
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 7.548% , ( 3-month SOFR +
3.25% ), 4/01/32 ................................... United States 580,976 576,985
j,k
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B , 7.48% , ( 3-month SOFR +
3.25% ), 4/01/32 ................................... United States 305 303
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.227% , ( 6-month SOFR + 4.725% ), 2/09/26 ...... Luxembourg 402,361 364,036
SupplyOne, Inc., First Lien, CME Term Loan, B , 8.072% , ( 1-month
SOFR + 3.75% ), 4/21/31 ............................ United States 534,600 532,261
2,123,088
a a a a a a
i
Distributors 0.0%
†
Core & Main LP, First Lien, CME Term Loan, D , 6.27% , ( 6-month
SOFR + 2% ), 7/27/28 ............................... United States 330,343 330,756

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Distributors (continued)
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.299% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 742,246 $ 737,436
1,068,192
a a a a a a
Diversified Consumer Services 0.0%
†
i
HomeServe USA Corp., First Lien, Amendment No. 1 Refinancing
CME Term Loan , 6.569% , ( 1-month SOFR + 2.25% ), 10/21/30 United Kingdom 497,487 496,087
Electric Utilities 0.0%
†
i
NRG Energy, Inc., First Lien, 2024 New CME Term Loan , 6.072% ,
( 1-month SOFR + 1.75% ), 4/16/31 ..................... United States 533,250 532,917
i
Electrical Equipment 0.0%
†
Roper Industrial Products Investment Co. LLC, First Lien, Dollar
CME Term Loan, D , 7.049% , ( 3-month SOFR + 2.75% ),
11/22/29 ........................................ United States 747,897 742,288
WEC US Holdings, Inc., First Lien, Initial CME Term Loan ,
6.574% , ( 1-month SOFR + 2.25% ), 1/27/31 .............. United States 106,606 105,773
848,061
a a a a a a
i
Energy Equipment & Services 0.0%
†
Star Holding LLC, First Lien, CME Term Loan, B , 8.822% ,
( 1-month SOFR + 4.5% ), 7/18/31 ...................... United States 746,250 707,632
WaterBridge Midstream Operating LLC, First Lien, Initial CME
Term Loan , 9.053% , ( 3-month SOFR + 4.75% ), 6/21/29 ..... United States 497,500 476,493
1,184,125
a a a a a a
i
Entertainment 0.1%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3 ,
7.069% , ( 1-month SOFR + 2.75% ), 3/01/28 .............. France 138,481 137,903
j
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.186% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 643,753 630,508
UFC Holdings LLC, First Lien, CME Term Loan, B4 , 6.58% ,
( 3-month SOFR + 2.25% ), 11/21/31 .................... United States 577,331 577,421
1,345,832
a a a a a a
Financial Services 0.0%
†
i
Priority Holdings LLC, First Lien, Initial CME Term Loan , 9.072% ,
( 1-month SOFR + 4.75% ), 5/16/31 ..................... United States 396,359 396,359
i
Food Products 0.1%
Aspire Bakeries Holdings LLC, First Lien, Initial CME Term Loan ,
8.572% , ( 1-month SOFR + 4.25% ), 12/22/30 ............. United States 197,532 198,026
Froneri International Ltd., First Lien, CME Term Loan, B4 ,
6.237% , ( 6-month SOFR + 2% ), 9/30/31 ................ United Kingdom 775,547 771,057
Primary Products Finance LLC, First Lien, 2024 Second
Replacement CME Term Loan, B , 7.535% , ( 3-month SOFR +
3.25% ), 4/02/29 ................................... United States 767,126 758,772
1,727,855
a a a a a a
i
Ground Transportation 0.0%
†
Albion Financing 3 SARL, First Lien, 2025 Amended USD CME
Term Loan , 7.293% , ( 3-month SOFR + 3% ), 8/16/29 ....... Luxembourg 63,502 63,562
First Student Bidco, Inc., First Lien, CME Term Loan, B , 6.799% ,
( 3-month SOFR + 2.5% ), 7/21/28 ...................... United States 410,324 409,138
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C ,
6.799% , ( 3-month SOFR + 2.5% ), 7/21/28 ............... United States 125,490 125,127

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Ground Transportation (continued)
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4 , 7.572% , ( 1-month SOFR + 3.25% ), 1/25/29 ...... United States 92,735 $ 91,229
e
LaserShip, Inc., First Lien, CME Term Loan, B1 , PIK, 6.061% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 97,088 47,918
e
LaserShip, Inc., First Lien, CME Term Loan, D , PIK, 6.061% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 70,305 10,326
Savage Enterprises LLC, First Lien, Refinancing CME Term Loan ,
7.069% , ( 1-month SOFR + 2.75% ), 9/15/28 .............. United States 132,764 132,812
WWEX UNI TopCo Holdings LLC, First Lien, Initial CME Term
Loan , 8.299% , ( 3-month SOFR + 4% ), 7/26/28 ............ United States 268,612 260,944
1,141,056
a a a a a a
Health Care Equipment & Supplies 0.0%
†
i
Bausch + Lomb Corp., First Lien, Initial CME Term Loan , 7.67% ,
( 1-month SOFR + 3.25% ), 5/10/27 ..................... United States 533,147 527,784
i
Health Care Providers & Services 0.1%
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan , 8.571% , ( 1-month SOFR + 4.25% ), 2/11/28 ......... United States 179,962 179,367
CNT Holdings I Corp., First Lien, 2025 Replacement CME Term
Loan , 6.802% , ( 3-month SOFR + 2.5% ), 11/08/32 ......... United States 76,813 76,504
DaVita, Inc., First Lien, Extended CME Term Loan, B1 , 6.322% ,
( 1-month SOFR + 2% ), 4/25/31 ....................... United States 537,300 535,086
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.88% , ( 3-month SOFR + 3.5% ), 11/01/28 ............... United States 185,634 113,443
Pacific Dental Services, Inc., First Lien, CME Term Loan , 7.07% ,
( 1-month SOFR + 2.75% ), 3/17/31 ..................... United States 208,060 206,517
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.825% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 248,127 246,799
e
Radiology Partners, Inc., First Lien, CME Term Loan, B , PIK,
7.939% , ( 1-month SOFR + 3.5% ), 1/31/29 ............... United States 527,124 511,222
Select Medical Corp., First Lien, CME Term Loan, B2 , 6.322% ,
( 1-month SOFR + 2% ), 12/03/31 ...................... United States 282,311 282,224
Surgery Center Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.07% , ( 1-month SOFR + 2.75% ), 12/19/30 ..... United States 16,753 16,727
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
8.688% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 807,833 800,611
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
6.572% , ( 1-month SOFR + 2.25% ), 10/22/29 ............. United States 54,442 54,306
3,022,806
a a a a a a
Health Care Technology 0.0%
†
i
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan ,
7.322% , ( 1-month SOFR + 3% ), 2/15/29 ................ United States 535,878 532,279
i
Hotels, Restaurants & Leisure 0.2%
1011778 BC ULC, First Lien, CME Term Loan, B5 , 6.072% ,
( 1-month SOFR + 1.75% ), 9/20/30 ..................... Canada 746,241 740,353
Bally's Corp., First Lien, CME Term Loan, B , 7.784% , ( 3-month
SOFR + 3.25% ), 10/02/28 ........................... United States 748,750 650,787
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 6.563% , ( 3-month SOFR + 2.25% ), 2/06/30 ... United States 216,359 213,871
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B , 7.563% , ( 3-month SOFR + 3.25% ), 6/29/29 ....... United States 492,740 458,948
Entain plc, First Lien, CME Term Loan, B3 , 7.053% , ( 3-month
SOFR + 2.75% ), 10/31/29 ........................... United Kingdom 473,548 473,941
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 6.049% , ( 3-month SOFR + 1.75% ), 12/02/30 ...... Ireland 534,586 527,738

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Hotels, Restaurants & Leisure (continued)
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan ,
8.305% , ( 12-month SOFR + 4% ), 1/28/32 ................ United States 643,857 $ 630,378
Golden State Foods LLC, First Lien, Initial CME Term Loan ,
8.571% , ( 1-month SOFR + 4.25% ), 12/04/31 ............. United States 151,783 152,285
j
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
9.053% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 605,364 585,084
Ontario Gaming GTA LP, First Lien, CME Term Loan, B , 8.549% ,
( 3-month SOFR + 4.25% ), 8/01/30 ..................... Canada 57,800 56,081
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 7.285% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 528,693 524,728
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B , 6.822% , ( 1-month SOFR + 2.5% ), 8/03/28 ........ United States 127,004 126,453
5,140,647
a a a a a a
Household Durables 0.0%
†
i
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 7.549% ,
( 3-month SOFR + 3.25% ), 1/16/32 ..................... Netherlands 484,770 473,964
i
Independent Power and Renewable Electricity Producers 0.1%
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan , 6.322% , ( 1-month SOFR + 2% ), 7/19/30 ... United States 790,000 788,681
Calpine Corp., First Lien, 2024 CME Term Loan , 6.072% ,
( 1-month SOFR + 1.75% ), 1/31/31 ..................... United States 537,300 535,758
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B , 6.818% , ( 3-month SOFR + 2.5% ), 12/11/31 ... United States 134,193 133,989
1,458,428
a a a a a a
i
Insurance 0.1%
Acrisure LLC, First Lien, CME Term Loan, B6 , 7.322% , ( 1-month
SOFR + 3% ), 11/06/30 .............................. United States 480,480 475,978
AssuredPartners, Inc., First Lien, 2024 CME Term Loan , 7.822% ,
( 1-month SOFR + 3.5% ), 2/14/31 ...................... United States 225,783 226,054
Asurion LLC, First Lien, New CME Term Loan, B10 , 8.422% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 68,770 66,573
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.672% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 538,541 523,443
Asurion LLC, Second Lien, New CME Term Loan, B4 , 9.686% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 663,780 611,507
Broadstreet Partners, Inc., First Lien, 2024 CME Term Loan, B ,
7.322% , ( 1-month SOFR + 3% ), 6/16/31 ................ United States 543,997 542,117
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 7.313% , ( 3-month SOFR + 3% ), 7/31/31 ... United States 311,253 310,159
2,755,831
a a a a a a
i
IT Services 0.1%
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan ,
8.072% , ( 1-month SOFR + 3.75% ), 6/27/31 .............. United States 748,343 734,312
j
Kaseya, Inc., First Lien, Initial CME Term Loan , 7.572% , ( 1-month
SOFR + 3.25% ), 3/05/32 ............................ United States 750,000 745,714
j
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
8.575% , ( 1-month SOFR + 4.25% ), 5/03/28 .............. United States 468,638 444,620
j
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
8.575% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 317,458 279,334
2,203,980
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
Leisure Products 0.0%
†
i
19th Holdings Golf LLC, First Lien, Initial CME Term Loan ,
7.671% , ( 1-month SOFR + 3.25% ), 2/07/29 .............. United States 742,376 $ 710,825
Life Sciences Tools & Services 0.0%
†
i,j
Lonza Group AG, First Lien, USD CME Term Loan, B , 8.324% ,
( 3-month SOFR + 3.925% ), 7/03/28 .................... Switzerland 497,503 456,459
i
Machinery 0.1%
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 8.824% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 783,327 760,152
Crosby US Acquisition Corp., First Lien, Amendment No. 4
Replacement CME Term Loan , 7.825% , ( 1-month SOFR +
3.5% ), 8/16/29 .................................... United States 222,939 223,063
j
SunSource Borrower LLC, First Lien, First Refinancing CME Term
Loan , 8.422% , ( 1-month SOFR + 4% ), 3/25/31 ............ United States 607,241 587,002
1,570,217
a a a a a a
i
Media 0.0%
†
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan , 7.827% , ( 1-month SOFR + 3.5%; 3-month SOFR +
3.5% ), 3/24/31 .................................... United States 147,679 147,243
Gray Media, Inc., First Lien, CME Term Loan, D , 7.438% ,
( 1-month SOFR + 3% ), 12/01/28 ...................... United States 223,148 206,765
354,008
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
i
Starwood Property Mortgage LLC, First Lien, CME Term Loan,
B4 , 6.572% , ( 1-month SOFR + 2.25% ), 1/02/30 ........... United States 249,375 249,376
i
Oil, Gas & Consumable Fuels 0.0%
†
BCP Renaissance Parent LLC, First Lien, Initial CME Term Loan,
B6 , 7.299% , ( 3-month SOFR + 3% ), 10/31/28 ............ United States 54,431 54,410
EPIC Crude Services LP, First Lien, CME Term Loan , 7.256% ,
( 3-month SOFR + 3% ), 10/15/31 ...................... United States 335,607 335,668
Oryx Midstream Services Permian Basin LLC, First Lien, Initial
CME Term Loan , 6.573% , ( 1-month SOFR + 2.25% ), 10/05/28 United States 493,763 489,983
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
7.963% , ( 12-month SOFR + 2.75% ), 2/22/30 ............. United States 376,431 376,807
1,256,868
a a a a a a
Paper & Forest Products 0.0%
†
i
Glatfelter Corp., First Lien, CME Term Loan , 8.563% , ( 3-month
SOFR + 4.25% ), 11/04/31 ........................... United States 498,750 478,957
i
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.522% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 84,824 83,215
Air Canada, First Lien, CME Term Loan , 6.323% , ( 1-month SOFR
+ 2% ), 3/21/31 .................................... Canada 88,056 87,184
American Airlines, Inc., First Lien, Initial CME Term Loan , 6.507% ,
( 6-month SOFR + 2.25% ), 6/04/29 ..................... United States 572,408 557,503
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
6.269% , ( 3-month SOFR + 2% ), 10/01/31 ................ United States 555,341 554,474
United Airlines, Inc., First Lien, CME Term Loan, B , 6.275% ,
( 3-month SOFR + 2% ), 2/24/31 ....................... United States 186,428 186,225
1,468,601
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
Personal Care Products 0.0%
†
i
KDC/ONE Development Corp., Inc., First Lien, 2024-2
Refinancing Dollar CME Term Loan , 8.322% , ( 1-month SOFR +
4% ), 8/15/28 ..................................... Canada 93,750 $ 93,609
Pharmaceuticals 0.0%
†
i
Organon & Co., First Lien, 2024 Refinancing Dollar CME Term
Loan , 6.57% , ( 1-month SOFR + 2.25% ), 5/19/31 .......... United States 85,795 82,363
i
Professional Services 0.1%
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.936% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 1,181,111 1,168,072
EAB Global, Inc., First Lien, CME Term Loan , 7.322% , ( 1-month
SOFR + 3% ), 8/16/30 ............................... United States 534,600 525,410
Maximus, Inc., First Lien, CME Term Loan, B , 6.322% , ( 1-month
SOFR + 2% ), 5/30/31 ............................... United States 202,398 200,880
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 8.002% , ( 3-month SOFR + 3.75% ), 7/18/31 ......... United States 123,257 120,407
WestJet Loyalty LP, First Lien, Initial CME Term Loan , 7.549% ,
( 3-month SOFR + 3.25% ), 2/14/31 ..................... Canada 534,600 510,794
2,525,563
a a a a a a
Real Estate Management & Development 0.0%
†
i
Cushman & Wakefield US Borrower LLC, First Lien, 2024-3 CME
Term Loan , 7.572% , ( 1-month SOFR + 3.25% ), 1/31/30 ..... United States 525,150 526,027
i
Software 0.3%
Adeia, Inc., First Lien, Initial CME Term Loan, B6 , 6.822% ,
( 1-month SOFR + 2.5% ), 6/08/28 ...................... United States 452,300 448,908
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan , 7.549% , ( 3-month SOFR + 3.25% ), 7/06/29 ......... United States 766,150 641,754
Cloudera, Inc., First Lien, Initial CME Term Loan , 8.172% ,
( 1-month SOFR + 3.75% ), 10/09/28 .................... United States 1,243,573 1,227,258
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan , 8.295% ,
( 3-month SOFR + 4% ), 12/09/31 ...................... United States 506,888 506,888
ConnectWise LLC, First Lien, Initial CME Term Loan , 8.061% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 202,972 202,888
Flexera Software LLC, First Lien, CME Term Loan, B3 , 7.299% ,
( 3-month SOFR + 3% ), 3/03/28 ....................... United States 50,467 50,277
IGT Holding IV AB, First Lien, CME Term Loan , 7.782% , ( 1-day
SOFR + 3.5% ), 8/29/31 ............................. Sweden 534,433 535,769
Imprivata, Inc., First Lien, 2024 Refinancing CME Term Loan ,
7.78% , ( 3-month SOFR + 3.5% ), 12/01/27 ............... United States 128,933 129,392
McAfee Corp., First Lien, CME Term Loan, B1 , 7.319% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 531,330 500,890
j
Project Alpha Intermediate Holding, Inc., First Lien, Second
Amendment Refinancing CME Term Loan , 7.549% , ( 6-month
SOFR + 3.25% ), 10/28/30 ........................... United States 281,867 281,066
Sophos Holdings LLC, First Lien, Dollar CME Term Loan , 7.935% ,
( 1-month SOFR + 3.5% ), 3/05/27 ...................... United States 502,882 503,159
Sovos Compliance LLC, First Lien, Amendment No. 2
Replacement CME Term Loan , 8.322% , ( 1-month SOFR + 4% ),
8/13/29 ......................................... United States 455,332 454,157
Vision Solutions, Inc., First Lien, New CME Term Loan, B ,
8.541% , ( 3-month SOFR + 4% ), 4/24/28 ................ United States 746,134 695,770
VS Buyer LLC, First Lien, 2024-1 Refinancing CME Term Loan ,
7.019% , ( 3-month SOFR + 2.75% ), 4/14/31 .............. United States 642,305 640,301
Zelis Payments Buyer, Inc., First Lien, Amendment No. 5 CME
Term Loan , 7.572% , ( 1-month SOFR + 3.25% ), 11/26/31 .... United States 498,750 489,648

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Software (continued)
ZoomInfo LLC, First Lien, CME Term Loan , 6.072% , ( 1-month
SOFR + 1.75% ), 2/28/30 ............................ United States 1,144,221 $ 1,120,387
8,428,512
a a a a a a
i
Specialty Retail 0.1%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 8.053% ,
( 3-month SOFR + 3.75% ), 4/26/28 ..................... United States 121,063 120,558
e
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.425% , ( 1-month SOFR + 6% ), 10/07/26 ............... United States 872,802 593,505
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
7.572% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 128,071 125,542
Petco Health & Wellness Co., Inc., First Lien, Initial CME Term
Loan , 7.811% , ( 3-month SOFR + 3.25% ), 3/03/28 ......... United States 750,000 656,647
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 7.936% ,
( 1-month SOFR + 3.5% ), 1/31/28 ...................... United States 676,297 632,652
RelaDyne, Inc., First Lien, CME Term Loan , 8.325% , ( 1-month
SOFR + 4% ), 12/23/30 .............................. United States 494,503 494,379
Restoration Hardware, Inc., First Lien, 2022 Incremental CME
Term Loan , 7.672% , ( 1-month SOFR + 3.25% ), 10/20/28 .... United States 493,756 464,131
Specialty Building Products Holdings LLC, First Lien, Initial CME
Term Loan , 8.172% , ( 1-month SOFR + 3.75% ), 10/16/28 .... United States 746,154 699,997
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.575% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 338,925 331,210
4,118,621
a a a a a a
i
Textiles, Apparel & Luxury Goods 0.1%
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.791% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 779,687 711,710
Hanesbrands, Inc., First Lien, CME Term Loan, B , 7.072% ,
( 1-month SOFR + 2.75% ), 3/08/32 ..................... United States 565,888 562,351
Varsity Brands, Inc., First Lien, CME Term Loan, B , 7.819% ,
( 3-month SOFR + 3.5% ), 8/26/31 ...................... United States 500,000 492,658
1,766,719
a a a a a a
Wireless Telecommunication Services 0.0%
†
i,j
Gogo Intermediate Holdings LLC, First Lien, Initial CME Term
Loan , 8.186% , ( 1-month SOFR + 3.75% ), 5/01/28 ......... United States 550,000 522,670
Total Senior Floating Rate Interests (Cost $ 75,777,368 ) ........................
73,844,830
l
Marketplace Loans 0.3%
a
Financial Services 0.3%
a a a a a a
Total Marketplace Loans (Cost $ 16,174,325 ) ..................................
9,931,232
Foreign Government and Agency Securities 1.2%
d
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
5% , 7/27/27 ...................................... Supranational
m
10,700,000 10,507,667
Colombia Government Bond , Senior Bond , 5% , 6/15/45 ......
Colombia 4,400,000 2,872,224
d
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.75% ,
1/15/31 ......................................... Chile 6,500,000 5,994,039
d
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 2,100,000 2,167,560
d
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 South Korea 3,900,000 3,935,952
d
Panama Government Bond , Senior Note , 144A, 3.75% , 4/17/26 Panama 5,700,000 5,508,480

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 8,000,000 $ 7,100,616
Total Foreign Government and Agency Securities (Cost $ 42,739,577 ) ............
38,086,538
U.S. Government and Agency Securities 18.6%
FFCB , 2.1%, 2/25/36 .................................
United States 9,300,000 7,281,858
U.S. Treasury Bonds ,
1.125%, 5/15/40 .................................. United States 4,000,000 2,504,609
1.75%, 8/15/41 ................................... United States 65,800,000 44,070,578
3.875%, 2/15/43 .................................. United States 12,800,000 11,589,500
2.5%, 5/15/46 .................................... United States 16,000,000 11,167,500
2.25%, 8/15/46 ................................... United States 37,800,000 25,019,613
2.75%, 8/15/47 ................................... United States 10,600,000 7,638,418
2.75%, 11/15/47 .................................. United States 16,140,000 11,602,201
3.125%, 5/15/48 .................................. United States 16,500,000 12,656,338
2.875%, 5/15/49 .................................. United States 22,215,000 16,109,346
2.25%, 8/15/49 ................................... United States 77,980,000 49,424,394
1.25%, 5/15/50 ................................... United States 54,335,000 26,451,170
1.875%, 11/15/51 ................................. United States 88,390,000 49,776,345
3.625%, 5/15/53 .................................. United States 27,300,000 22,602,481
4.25%, 8/15/54 ................................... United States 6,950,000 6,445,039
U.S. Treasury Notes ,
n
Index Linked, 0.625%, 1/15/26 ....................... United States 35,400,000 47,502,141
2.75%, 4/30/27 ................................... United States 88,300,000 86,866,849
3.25%, 6/30/27 ................................... United States 18,100,000 17,975,562
3.875%, 11/30/27 ................................. United States 77,600,000 78,142,594
2.875%, 5/15/28 .................................. United States 8,600,000 8,422,625
4.5%, 5/31/29 .................................... United States 28,300,000 29,188,797
Total U.S. Government and Agency Securities (Cost $ 632,040,963 ) ..............
572,437,958
Asset-Backed Securities 8.2%
Financial Services 8.2%
d ,i
AGL CLO 14 Ltd. , 2021-14A , AR , 144A, FRN , 5.399% , ( 3-month
SOFR + 1.13% ), 12/02/34 . ........................... United States 7,900,000 7,880,627
d ,i
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 6.153% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 2,255,000 2,280,470
d ,i
Barings CLO Ltd. , 2018-4A , A1R , 144A, FRN , 5.406% , ( 3-month
SOFR + 1.15% ), 10/15/30 . ........................... United States 12,466,095 12,481,143
d ,i
Buckhorn Park CLO Ltd. , 2019-1A , ARR , 144A, FRN , 5.339% ,
( 3-month SOFR + 1.07% ), 7/18/34 . .................... United States 4,120,000 4,109,366
d ,i
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A , A1R2 , 144A, FRN , 5.511% , ( 3-month SOFR +
1.232% ), 4/17/31 .................................. United States 167,090 167,110
2014-1A , A2R2 , 144A, FRN , 5.671% , ( 3-month SOFR +
1.392% ), 4/17/31 .................................. United States 6,300,000 6,297,350
2015-4A , A1RR , 144A, FRN , 5.489% , ( 3-month SOFR +
1.22% ), 7/20/32 ................................... United States 9,844,358 9,866,092
2016-1A , A1R3 , 144A, FRN , 5.359% , ( 3-month SOFR +
1.09% ), 4/20/34 ................................... United States 7,750,000 7,724,813
d ,i
CIFC Funding Ltd. ,
2022-2A , A1R , 144A, FRN , 5.239% , ( 3-month SOFR + 0.97% ),
4/19/35 ......................................... United States 23,690,000 23,511,596
2024-2A , A1 , 144A, FRN , 5.792% , ( 3-month SOFR + 1.52% ),
4/22/37 ......................................... United States 7,200,000 7,228,675
d ,o
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51 , PT , 144A, FRN , 0.652% , 1/15/45 ............... United States 16,333 15,704
2019-52 , PT , 144A, FRN , 16.268% , 1/15/45 .............. United States 20,582 9,557

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d,o
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2020-2 , PT , 144A, FRN , 16.26% , 3/15/45 ................ United States 18,781 $ 14,694
2020-7 , PT , 144A, FRN , 16.119% , 4/17/45 ............... United States 12,507 9,997
d ,i
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 5.661% , ( 3-month
SOFR + 1.382% ), 4/17/30 . ........................... United States 6,000,000 6,008,119
i
CWABS Asset-Backed Certificates Trust , 2004-1 , M1 , FRN ,
5.191% , ( 1-month SOFR + 0.864% ), 3/25/34 . ............. United States 122,214 124,753
d ,i
Dryden 68 CLO Ltd. , 2019-68A , ARR , 144A, FRN , 5.356% ,
( 3-month SOFR + 1.1% ), 7/15/35 . ..................... United States 10,600,000 10,532,847
d ,i
Dryden 97 CLO Ltd. , 2022-97A , A , 144A, FRN , 5.572% , ( 3-month
SOFR + 1.3% ), 4/20/35 . ............................. United States 17,750,000 17,697,469
d ,i
Elevation CLO Ltd. , 2018-10A , AR , 144A, FRN , 5.189% , ( 3-month
SOFR + 0.92% ), 10/20/31 . ........................... United States 3,798,134 3,789,936
d ,i
Ellington CLO III Ltd. ,
2018-3A , A1 , 144A, FRN , 6.181% , ( 3-month SOFR + 1.912% ),
7/20/30 ......................................... United States 37,884 37,884
2018-3A , A2R , 144A, FRN , 6.281% , ( 3-month SOFR +
2.012% ), 7/20/30 .................................. United States 70,157 70,157
d
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 . . United States 10,400,771 10,211,313
d ,i
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 5.605% ,
( 3-month SOFR + 1.282% ), 5/16/31 . ................... United States 233,406 233,836
d ,i
GoldenTree Loan Management US CLO 11 Ltd. , 2021-11A , AR ,
144A, FRN , 5.349% , ( 3-month SOFR + 1.08% ), 10/20/34 . ... United States 15,590,000 15,559,976
d
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 .................... United States 15,234,609 14,621,684
2021-3 , B , 144A, 2.649% , 1/17/41 ..................... United States 5,737,350 5,296,683
d ,i
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 6.006% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 2,800,000 2,806,596
d ,i
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 5.641% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 7,024,000 7,001,540
d ,i
Madison Park Funding XLV Ltd. , 2020-45A , ARR , 144A, FRN ,
5.336% , ( 3-month SOFR + 1.08% ), 7/15/34 . .............. United States 11,500,000 11,438,912
d ,i
Marble Point CLO XV Ltd. , 2019-1A , A1R2 , 144A, FRN , 5.319% ,
( 3-month SOFR + 1.04% ), 7/23/32 . .................... United States 2,903,201 2,893,359
d
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 19,400,000 18,233,583
d ,i
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.606% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 3,145,000 3,129,202
d ,i
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
5.631% , ( 3-month SOFR + 1.362% ), 1/20/31 . ............. United States 3,325,000 3,320,821
d ,i
Octagon Investment Partners 36 Ltd. ,
2018-1A , A1 , 144A, FRN , 5.488% , ( 3-month SOFR + 1.232% ),
4/15/31 ......................................... United States 6,500,580 6,512,331
2018-1A , A2 , 144A, FRN , 5.718% , ( 3-month SOFR + 1.462% ),
4/15/31 ......................................... United States 8,500,000 8,500,330
d ,o
Prosper Pass-Thru Trust III ,
2020-PT1 , A , 144A, FRN , 8.796% , 3/15/26 ............... United States 14,385 8,267
2020-PT2 , A , 144A, FRN , 9.444% , 4/15/26 ............... United States 10,067 4,214
2020-PT3 , A , 144A, FRN , 7.183% , 5/15/26 ............... United States 901 628
d ,i
Sound Point CLO XXII Ltd. , 2019-1A , ARR , 144A, FRN , 5.299% ,
( 3-month SOFR + 1.03% ), 1/20/32 . .................... United States 5,242,326 5,231,842
d ,i
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.156% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 6,629,892 6,569,800
d ,i
THL Credit Wind River CLO Ltd. , 2019-3A , AR2 , 144A, FRN ,
5.316% , ( 3-month SOFR + 1.06% ), 4/15/31 . .............. United States 2,545,914 2,540,384

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d ,i
Voya CLO Ltd. ,
2018-2A , A2 , 144A, FRN , 5.768% , ( 3-month SOFR + 1.512% ),
7/15/31 ......................................... United States 1,500,000 $ 1,496,723
2020-1A , AR , 144A, FRN , 5.672% , ( 3-month SOFR + 1.412% ),
7/16/34 ......................................... United States 5,000,000 4,999,386
250,469,769
a a a a a a
Ground Transportation 0.0%
†
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , 5.082% ,
1/02/29 . ......................................... United States 6,886 6,950
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 .
United States 498,563 496,880
Total Asset-Backed Securities (Cost $ 253,480,485 ) ............................
250,973,599
Commercial Mortgage-Backed Securities 2.2%
Financial Services 2.2%
o ,p
BBCMS Mortgage Trust ,
2024-5C31 , XA , IO, FRN , 1.281% , 12/15/57 .............. United States 31,888,712 1,383,348
2025-5C33 , XA , IO, FRN , 1.039% , 3/15/58 ............... United States 55,720,555 1,952,593
o ,p
Benchmark Mortgage Trust ,
2025-V13 , XA , IO, FRN , 1.132% , 2/15/58 ................ United States 47,837,000 1,725,763
2025-V14 , XA , IO, FRN , 0.768% , 4/15/57 ................ United States 85,844,000 2,897,303
d ,i
BX Commercial Mortgage Trust , 2021-VOLT , B , 144A, FRN ,
5.386% , ( 1-month SOFR + 1.064% ), 9/15/36 ............. United States 9,840,000 9,741,413
d ,i
BX Mortgage Trust , 2021-PAC , B , 144A, FRN , 5.335% , ( 1-month
SOFR + 1.013% ), 10/15/36 .......................... United States 9,220,000 9,099,514
d ,i
BX Trust , 2022-IND , A , 144A, FRN , 5.813% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................. United States 9,580,990 9,587,831
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 3,055,000 3,008,731
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45% ,
7/10/49 ......................................... United States 1,954,820 1,923,770
o
COMM Mortgage Trust , 2015-PC1 , AM , FRN , 4.29% , 7/10/50 .. United States 1,664,000 1,643,990
CSAIL Commercial Mortgage Trust ,
o
2015-C2 , AS , FRN , 3.849% , 6/15/57 ................... United States 1,922,000 1,911,446
2015-C3 , A4 , 3.718% , 8/15/48 ........................ United States 1,738,802 1,732,090
d ,o
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.673% , 9/10/35 ................................... United States 3,255,000 3,219,604
GS Mortgage Securities Trust , 2016-GS2 , A4 , 3.05% , 5/10/49 ..
United States 1,352,000 1,328,746
JPMBB Commercial Mortgage Securities Trust ,
2015-C31 , A3 , 3.801% , 8/15/48 ....................... United States 2,506,656 2,489,231
2016-C1 , A5 , 3.576% , 3/17/49 ........................ United States 4,544,765 4,491,037
Morgan Stanley Bank of America Merrill Lynch Trust ,
2015-C27 , AS , 4.068% , 12/15/47 ...................... United States 1,722,000 1,705,064
o,p
2025-5C1 , XA , IO, FRN , 1.377% , 3/15/30 ................ United States 41,143,607 1,999,732
o ,p
Morgan Stanley Capital I Trust , 2021-L5 , XA , IO, FRN , 1.402% ,
5/15/54 ......................................... United States 41,052,746 2,106,113
Wells Fargo Commercial Mortgage Trust ,
2015-C31 , A4 , 3.695% , 11/15/48 ...................... United States 1,635,000 1,624,732
o
2016-C32 , B , FRN , 4.856% , 1/15/59 ................... United States 2,300,000 2,270,663
67,842,714
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 67,687,525 ) ..............
67,842,714

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 35.6%
q
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 4.194%, ( COFI 11th District +/- MBS Margin), 11/01/27 United States 172,994 $ 171,065
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 14.8%
FHLMC Gold Pool, 30 Year , 4.5%, 3/01/39 ................ United States 400,516 398,270
FHLMC Gold Pool, 30 Year , 5%, 8/01/33 - 2/01/39 ........... United States 2,646,146 2,679,779
FHLMC Gold Pool, 30 Year , 5.5%, 1/01/35 - 12/01/37 ........ United States 272,295 278,446
FHLMC Gold Pool, 30 Year , 6%, 5/01/33 - 4/01/38 ........... United States 308,355 322,747
FHLMC Gold Pool, 30 Year , 6.5%, 4/01/26 - 3/01/39 ......... United States 221,869 232,594
FHLMC Gold Pool, 30 Year , 7%, 1/01/28 - 7/01/32 ........... United States 13,483 14,114
FHLMC Gold Pool, 30 Year , 7.5%, 3/01/32 ................ United States 5,784 6,130
FHLMC Gold Pool, 30 Year , 8%, 2/01/30 .................. United States 2,939 3,052
FHLMC Gold Pool, 30 Year , 8.5%, 8/01/30 ................ United States 536 564
FHLMC Pool, 15 Year , 2%, 4/01/37 - 8/01/37 ............... United States 8,234,908 7,486,499
FHLMC Pool, 15 Year , 2.5%, 4/01/37 - 5/01/37 ............. United States 6,219,738 5,785,343
FHLMC Pool, 15 Year , 3%, 4/01/37 - 9/01/37 ............... United States 4,696,312 4,461,728
FHLMC Pool, 30 Year , 2%, 3/01/51 ...................... United States 46,560,763 37,310,894
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................... United States 37,023,636 29,425,545
FHLMC Pool, 30 Year , 2%, 4/01/52 ...................... United States 67,945,260 54,008,159
FHLMC Pool, 30 Year , 2%, 1/01/52 ...................... United States 3,138,381 2,492,715
FHLMC Pool, 30 Year , 2.5%, 10/01/51 .................... United States 33,801,706 28,331,094
FHLMC Pool, 30 Year , 2.5%, 5/01/52 ..................... United States 26,094,235 21,749,705
FHLMC Pool, 30 Year , 2.5%, 7/01/52 ..................... United States 496,722 413,428
FHLMC Pool, 30 Year , 3%, 2/01/52 ...................... United States 58,316,183 50,887,342
FHLMC Pool, 30 Year , 3%, 3/01/52 ...................... United States 1,023,170 888,868
FHLMC Pool, 30 Year , 3.5%, 6/01/52 ..................... United States 43,269,438 39,137,763
FHLMC Pool, 30 Year , 3.5%, 3/01/52 - 1/01/55 ............. United States 30,516,004 27,574,865
FHLMC Pool, 30 Year , 4%, 8/01/52 ...................... United States 39,973,689 37,345,345
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ..................... United States 92,660,676 88,825,509
FHLMC Pool, 30 Year , 4.5%, 4/01/55 - 5/01/55 ............. United States 2,289,273 2,190,530
FHLMC Pool, 30 Year , 6%, 1/01/55 - 5/01/55 ............... United States 5,056,974 5,133,194
FHLMC Pool, 30 Year , 6.5%, 8/01/54 - 5/01/55 ............. United States 5,970,030 6,157,813
453,542,035
q
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 4.198% - 4.877%, ( COFI 11th District +/- MBS Margin),
12/01/27 - 9/01/34 ................................. United States 631,111 622,165
FNMA , 6.091%, ( 6-month Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 10/01/32 ................... United States 31,926 32,155
FNMA , 6.22% - 6.727%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 2/01/34 - 3/01/37 ........ United States 211,644 215,593
FNMA , 6.729% - 7.118%, ( 1-year CMT T-Note +/- MBS Margin),
12/01/34 - 10/01/36 ................................ United States 34,409 35,308
905,221
Federal National Mortgage Association (FNMA) Fixed Rate 16.9%
FNMA, 15 Year , 2%, 4/01/37 ........................... United States 369,864 336,250
FNMA, 15 Year , 3%, 9/01/37 - 10/01/37 ................... United States 4,187,824 3,978,602
FNMA, 15 Year , 3.5%, 12/01/39 ......................... United States 894,106 861,806
FNMA, 30 Year , 2%, 2/01/52 ........................... United States 2,817,172 2,237,592
FNMA, 30 Year , 2.5%, 10/01/50 - 4/01/52 ................. United States 18,025,921 15,031,332
FNMA, 30 Year , 3%, 1/01/52 ........................... United States 30,995,953 27,013,693
FNMA, 30 Year , 3.5%, 12/01/52 ......................... United States 31,319,490 28,290,031
FNMA, 30 Year , 3.5%, 2/01/52 - 9/01/52 .................. United States 8,813,272 7,960,828
FNMA, 30 Year , 4.5%, 11/01/52 ......................... United States 40,483,272 38,813,458
FNMA, 30 Year , 5%, 6/01/36 - 5/01/39 .................... United States 512,078 517,493
FNMA, 30 Year , 5.5%, 6/01/33 - 8/01/37 .................. United States 1,945,645 2,001,624
FNMA, 30 Year , 6%, 9/01/32 - 9/01/38 .................... United States 2,120,583 2,218,280

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year , 6.5%, 8/01/28 - 5/01/37 .................. United States 53,529 $ 55,408
FNMA, 30 Year , 7.5%, 1/01/30 ......................... United States 2,146 2,226
FNMA, 30 Year , 8.5%, 4/01/30 - 5/01/32 .................. United States 11,592 12,047
r
Uniform Mortgage-Backed Securities , 2% , TBA, 5/25/55 ...... United States 80,530,000 63,894,757
r
Uniform Mortgage-Backed Securities , 2.5% , TBA, 5/25/55 ..... United States 87,290,000 72,580,175
r
Uniform Mortgage-Backed Securities , 3.5% , TBA, 5/25/55 ..... United States 33,130,000 29,903,868
r
Uniform Mortgage-Backed Securities , 4% , TBA, 5/25/55 ...... United States 47,690,000 44,450,816
r
Uniform Mortgage-Backed Securities , 5.5% , TBA, 5/25/55 ..... United States 88,880,000 88,702,015
r
Uniform Mortgage-Backed Securities , 6% , TBA, 5/25/55 ...... United States 87,110,000 88,378,969
517,241,270
q
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II , 4.75% - 4.75%, ( 1-year CMT T-Note +/- MBS Margin),
10/20/26 - 10/20/26 ................................ United States 2,086 2,085
2,085
Government National Mortgage Association (GNMA) Fixed Rate 3.9%
GNMA I, 30 Year , 7%, 10/15/27 - 6/15/31 .................. United States 4,717 4,958
GNMA I, Single-family, 30 Year , 6%, 1/15/39 ............... United States 44,949 46,872
GNMA I, Single-family, 30 Year , 6.5%, 10/15/31 - 7/15/38 ...... United States 7,354 7,698
GNMA I, Single-family, 30 Year , 7%, 4/15/28 ............... United States 1,524 1,526
GNMA I, Single-family, 30 Year , 7.5%, 9/15/25 - 2/15/26 ...... United States 183 183
GNMA II, Single-family, 30 Year , 2%, 2/20/52 - 7/20/52 ....... United States 15,578,535 12,723,367
GNMA II, Single-family, 30 Year , 2.5%, 7/20/52 ............. United States 14,661,314 12,506,762
GNMA II, Single-family, 30 Year , 3%, 10/20/49 .............. United States 21,956 19,573
r
GNMA II, Single-family, 30 Year , 5.5%, 5/15/55 ............. United States 47,130,000 47,119,505
GNMA II, Single-family, 30 Year , 6%, 5/20/31 ............... United States 818 854
r
GNMA II, Single-family, 30 Year , 6%, 5/15/55 ............... United States 46,310,000 46,850,886
GNMA II, Single-family, 30 Year , 6.5%, 3/20/28 - 7/20/38 ...... United States 116,510 122,069
GNMA II, Single-family, 30 Year , 7.5%, 8/20/30 - 1/20/33 ...... United States 11,024 11,367
119,415,620
Total Mortgage-Backed Securities (Cost $ 1,101,537,749 ) .......................
1,091,277,296
Municipal Bonds 1.8%
California 1.4%
California Municipal Finance Authority , FBI San Diego Project ,
Revenue , 2020 , 2.519% , 10/01/35 ..................... United States 9,435,000 6,309,793
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 15,240,000 13,911,700
San Bernardino Community College District ,
GO , 2021 , Refunding , 2.686% , 8/01/41 ................. United States 20,405,000 14,786,946
GO , 2021 , Refunding , 2.856% , 8/01/49 ................. United States 11,880,000 7,699,699
42,708,138
Ohio 0.4%
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ......................................... United States 16,585,000 12,642,018
Texas 0.0%
†
City of Austin , Electric Utility , Revenue , 2019 C , Refunding ,
2.785% , 11/15/31 .................................. United States 370,000 337,814
Total Municipal Bonds (Cost $ 73,026,625 ) ....................................
55,687,970

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities 2.5%
Capital Markets 0.0%
†
i
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN ,
5.181% , ( 1-month SOFR + 0.854% ), 3/25/28 ............. United States 84,565 $ 83,029
Financial Services 2.5%
d
BRAVO Residential Funding Trust ,
o
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................. United States 2,620,854 2,513,042
2023-NQM6 , A1 , 144A, 6.602% , 9/25/63 ................ United States 1,209,266 1,219,688
d ,i
Chase Home Lending Mortgage Trust , 2025-3 , A11 , 144A, FRN ,
5.654% , ( 30-day SOFR Average + 1.3% ), 2/25/56 ......... United States 3,033,968 3,011,545
d ,o
CIM Trust ,
2018-INV1 , A4 , 144A, FRN , 4% , 8/25/48 ................ United States 918,949 863,308
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ................ United States 458,773 439,957
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 ................ United States 1,464,743 1,384,184
d ,o
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% ,
5/25/42 ......................................... United States 131,321 120,161
d ,o
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ......................................... United States 2,630,979 2,611,337
d ,i
Connecticut Avenue Securities Trust ,
2025-R01 , 1M1 , 144A, FRN , 5.453% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 2,765,489 2,758,197
2025-R02 , 1A1 , 144A, FRN , 5.353% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 1,553,294 1,547,259
2025-R03 , 2A1 , 144A, FRN , 5.804% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 2,730,917 2,742,865
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 ,
3A1 , 5% , 1/25/38 .................................. Switzerland 73,247 41,793
d
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 .. United States 1,057,611 1,063,408
d ,i
FHLMC STACR REMIC Trust ,
2022-DNA3 , M1A , 144A, FRN , 6.354% , ( 30-day SOFR Average
+ 2% ), 4/25/42 .................................... United States 3,211,831 3,251,340
2025-DNA1 , A1 , 144A, FRN , 5.304% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 3,785,050 3,768,741
d
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 1,419,377 1,427,572
d
Imperial Fund Mortgage Trust , 2023-NQM1 , A1 , 144A, 5.941% ,
2/25/68 ......................................... United States 2,642,037 2,645,626
d
J.P. Morgan Mortgage Trust ,
o
2021-15 , A4 , 144A, FRN , 2.5% , 6/25/52 ................. United States 6,256,064 5,573,156
2024-CES1 , A1A , 144A, 6.191% , 6/25/54 ................ United States 1,834,797 1,842,205
d ,j ,o
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 903,000 910,755
d ,o
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 3,767,111 3,695,827
d
Morgan Stanley Residential Mortgage Loan Trust , 2024-NQM1 ,
A1 , 144A, 6.152% , 12/25/68 .......................... United States 2,834,793 2,857,760
d
OBX Trust ,
o
2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ................ United States 1,261,876 1,130,641
2024-NQM2 , A1 , 144A, 5.878% , 12/25/63 ............... United States 1,627,941 1,634,421
2024-NQM3 , A1 , 144A, 6.129% , 12/25/63 ............... United States 2,025,237 2,039,983
2024-NQM4 , A1 , 144A, 6.067% , 1/25/64 ................ United States 1,346,269 1,355,169
2024-NQM8 , A1 , 144A, 6.233% , 5/25/64 ................ United States 3,389,314 3,422,539
d ,o
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 2,014,702 1,790,997
d ,o
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 1,487,341 1,284,350
d ,o
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 11,347,299 10,162,262
d ,o
Towd Point Mortgage Trust , 2017-1 , A2 , 144A, FRN , 3.5% ,
10/25/56 ........................................ United States 4,073,413 4,037,688

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
d
Verus Securitization Trust ,
2023-6 , A1 , 144A, 6.665% , 9/25/68 .................... United States 657,708 $ 664,166
2024-4 , A1 , 144A, 6.218% , 6/25/69 .................... United States 2,122,883 2,142,581
75,954,523
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 79,334,919 ) ...............
76,037,552
Agency Commercial Mortgage-Backed Securities 1.8%
Financial Services 1.8%
i
FNMA ,
2005-122 , FN , FRN , 4.818% , ( 30-day SOFR Average +
0.464% ), 1/25/36 .................................. United States 379,846 377,854
2024-105 , KF , FRN , 5.354% , ( 30-day SOFR Average + 1% ),
1/25/55 ......................................... United States 14,827,046 14,809,160
2024-77 , FM , FRN , 5.304% , ( 30-day SOFR Average + 0.95% ),
11/25/54 ........................................ United States 11,900,760 11,838,230
2024-82 , FE , FRN , 5.304% , ( 30-day SOFR Average + 0.95% ),
11/25/54 ........................................ United States 13,991,471 13,892,081
2024-87 , FB , FRN , 5.454% , ( 30-day SOFR Average + 1.1% ),
12/25/54 ........................................ United States 14,582,776 14,544,158
55,461,483
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 55,534,301 ) .......
55,461,483
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 141,599 2,007
b
Mesquite Energy, Inc., Escrow Account ................... United States 3,000,000 60,000
Total Escrows and Litigation Trusts (Cost $ 2,814,454 ) .........................
62,007
Total Long Term Investments (Cost $ 3,614,662,317 ) ...........................
3,487,509,927
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Credit Default Swaptions 0.0%
†
Buy protection on Markit CDX North American High Yield Index
Series 44-V1 , Strike Price $ 1.04 , Counterparty GSCO , Expires
7/16/25 ......................................... 1 90,900,000 704,580
Total Options Purchased (Cost $ 809,010 ) ....................................
704,580

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 1.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.4%
s,t
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 43,015,259 $ 43,015,259
Total Money Market Funds (Cost $ 43,015,259 ) ................................
43,015,259
Total Short Term Investments (Cost $ 43,015,259 ) ..............................
43,015,259
a
Total Investments (Cost $ 3,658,486,586 ) 115.0% ...............................
$3,531,229,766
Options Written (0.0) %
†
....................................................
(574,894)
Other Assets, less Liabilities (15.0) % ........................................
(461,406,514)
Net Assets 100.0% .........................................................
$3,069,248,358
a a a
Number of
Contracts
Notional
Amount
#
u
Options Written (0.0)%
†
Puts - Over-the-Counter
Credit Default Swaptions (0.0)%
†
Sell protection on Markit CDX North American High Yield Index
Series 44-V1 , Strike Price $ 0.99 , Counterparty GSCO , Expires
7/16/25 ......................................... 1 (90,900,000) (574,894)
(574,894)
Total Options Written (Premiums received $ 732,654 ) ..........................
$ (574,894)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $702,341,215, representing 22.9% of net assets.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
g
The coupon rate shown represents the rate at period end.
h
See Note 1(j) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
k
See Note 9 regarding unfunded loan commitments.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

l
See Note 1(k) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(m).
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
q
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
r
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
s
See Note 3(f) regarding investments in affiliated management investment companies.
t
The rate shown is the annualized seven-day effective yield at period end.
u
See Note 1(e) regarding written options.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2025 , the Fund had the following marketplace loans outstanding. See Note 1(k).
Description
Principal
Amount Value
Marketplace Loans - 0.3%
Block, Inc.
a
7270346.SQ.FTS.B , 4 .649% , 5/30/25 .... $ 1,134 $ 933
a
7270130.SQ.FTS.B , 5 .568% , 5/30/25 .... 4,489 2,970
a
7274149.SQ.FTS.B , 5 .758% , 6/01/25 .... 3,064 2,016
a
7279543.SQ.FTS.B , 6 .166% , 6/03/25 .... 1,656 51
a
7279337.SQ.FTS.B , 6 .423% , 6/03/25 .... 236 99
a
7280624.SQ.FTS.B , 5 .173% , 6/04/25 .... 1,177 445
a
7283057.SQ.FTS.B , 5 .755% , 6/04/25 .... 21,543 6,901
a
7284088.SQ.FTS.B , 4 .654% , 6/05/25 .... 2,443 2,055
a
7287630.SQ.FTS.B , 6 .256% , 6/05/25 .... 240 172
a
7291331.SQ.FTS.B , 4 .735% , 6/06/25 .... 1,300 41
a
7290035.SQ.FTS.B , 4 .931% , 6/06/25 .... 3,403 140
a
7288409.SQ.FTS.B , 5 .471% , 6/06/25 .... 208 144
a
7288120.SQ.FTS.B , 6 .002% , 6/06/25 .... 3,772 120
a
7291240.SQ.FTS.B , 6 .26% , 6/06/25 ..... 5,009 146
a
7287890.SQ.FTS.B , 6 .266% , 6/06/25 .... 939 572
a
7296106.SQ.FTS.B , 4 .738% , 6/07/25 .... 659 15
a
7294015.SQ.FTS.B , 5 .378% , 6/07/25 .... 194 171
a
7296773.SQ.FTS.B , 5 .743% , 6/07/25 .... 192 133
a
7298390.SQ.FTS.B , 5 .188% , 6/08/25 .... 832 57
a
7300556.SQ.FTS.B , 5 .573% , 6/08/25 .... 112 80
a
7303458.SQ.FTS.B , 4 .652% , 6/10/25 .... 3,365 2,541
a
7312996.SQ.FTS.B , 5 .565% , 6/12/25 .... 2,515 2,021
a
7315379.SQ.FTS.B , 4 .936% , 6/13/25 .... 14,831 4,478
a
7316100.SQ.FTS.B , 5 .562% , 6/13/25 .... 42 37
a
7321814.SQ.FTS.B , 4 .65% , 6/14/25 ..... 1,716 1,382
a
7320392.SQ.FTS.B , 5 .376% , 6/14/25 .... 5,609 180
a
7326147.SQ.FTS.B , 4 .748% , 6/15/25 .... 547 339
a
7327635.SQ.FTS.B , 5 .193% , 6/15/25 .... 2,106 1,592
a
7328785.SQ.FTS.B , 5 .566% , 6/16/25 .... 6,965 481
a
7333634.SQ.FTS.B , 5 .771% , 6/18/25 .... 728 470
a
7340745.SQ.FTS.B , 4 .94% , 6/20/25 ..... 536 448
a
7339440.SQ.FTS.B , 5 .437% , 6/20/25 .... 1,895 33
a
7338337.SQ.FTS.B , 5 .752% , 6/20/25 .... 1,502 1,030
a
7340785.SQ.FTS.B , 6 .237% , 6/20/25 .... 345 219
a
7347758.SQ.FTS.B , 4 .936% , 6/21/25 .... 637 320
a
7347161.SQ.FTS.B , 5 .179% , 6/21/25 .... 1,612 67
a
7347634.SQ.FTS.B , 6 .263% , 6/21/25 .... 259 201
a
7350007.SQ.FTS.B , 4 .935% , 6/22/25 .... 601 535
a
7349176.SQ.FTS.B , 6 .01% , 6/22/25 ..... 4,429 93
a
7351853.SQ.FTS.B , 5 .379% , 6/23/25 .... 5,993 640
a
7352154.SQ.FTS.B , 6 .405% , 6/23/25 .... 139 103
a
7353518.SQ.FTS.B , 5 .429% , 6/25/25 .... 1,471 835
a
7360805.SQ.FTS.B , 6 .165% , 6/27/25 .... 2,006 31
a
7363981.SQ.FTS.B , 4 .938% , 6/28/25 .... 3,252 3,008
Description
Principal
Amount Value
Block, Inc. (continued)
a
7365827.SQ.FTS.B , 6 .258% , 6/28/25 .... $ 6,875 $ 191
a
7371001.SQ.FTS.B , 5 .562% , 6/30/25 .... 1,240 425
a
7371632.SQ.FTS.B , 6 .003% , 6/30/25 .... 1,258 581
a
7372024.SQ.FTS.B , 6 .008% , 7/01/25 .... 363 311
a
7371906.SQ.FTS.B , 6 .013% , 7/01/25 .... 498 371
a
7371839.SQ.FTS.B , 6 .243% , 7/01/25 .... 1,200 592
a
7372521.SQ.FTS.B , 6 .411% , 7/01/25 .... 1,949 71
a
7374891.SQ.FTS.B , 5 .43% , 7/02/25 ..... 2,125 21
a
7375109.SQ.FTS.B , 5 .566% , 7/02/25 .... 58,181 788
a
7377495.SQ.FTS.B , 4 .655% , 7/03/25 .... 9,457 4,549
a
7377915.SQ.FTS.B , 5 .191% , 7/03/25 .... 2,442 1,283
a
7378930.SQ.FTS.B , 5 .377% , 7/03/25 .... 1,442 918
a
7382116.SQ.FTS.B , 5 .57% , 7/04/25 ..... 842 674
a
7382819.SQ.FTS.B , 6 .417% , 7/04/25 .... 192 154
a
7380832.SQ.FTS.B , 6 .418% , 7/04/25 .... 3,802 26
a
7387351.SQ.FTS.B , 6 .267% , 7/06/25 .... 1,580 754
a
7387904.SQ.FTS.B , 6 .413% , 7/07/25 .... 401 288
a
7391026.SQ.FTS.B , 5 .187% , 7/08/25 .... 3,940 2,946
a
7391369.SQ.FTS.B , 5 .189% , 7/08/25 .... 3,567 2,247
a
7391592.SQ.FTS.B , 4 .753% , 7/09/25 .... 5,402 2,142
a
7394433.SQ.FTS.B , 5 .189% , 7/09/25 .... 3,129 2,477
a
7394034.SQ.FTS.B , 5 .567% , 7/09/25 .... 15,218 658
a
7391709.SQ.FTS.B , 5 .752% , 7/09/25 .... 6,554 2,671
a
7401159.SQ.FTS.B , 5 .189% , 7/11/25 .... 4,474 1,296
a
7400721.SQ.FTS.B , 6 .003% , 7/11/25 .... 3,142 1,456
a
7403758.SQ.FTS.B , 6 .261% , 7/12/25 .... 539 409
a
7406511.SQ.FTS.B , 4 .936% , 7/13/25 .... 10,514 5,473
a
7407628.SQ.FTS.B , 5 .578% , 7/14/25 .... 707 149
a
7416118.SQ.FTS.B , 4 .751% , 7/18/25 .... 861 20
a
7426255.SQ.FTS.B , 5 .193% , 7/22/25 .... 1,721 1,186
a
7425647.SQ.FTS.B , 6 .006% , 7/22/25 .... 380 313
a
7427050.SQ.FTS.B , 6 .006% , 7/22/25 .... 20,152 430
a
7441185.SQ.FTS.B , 4 .935% , 7/26/25 .... 1,828 1,747
a
7438902.SQ.FTS.B , 5 .753% , 7/26/25 .... 6,250 2,933
a
7442798.SQ.FTS.B , 6 .159% , 7/27/25 .... 3 3
a
7443538.SQ.FTS.B , 4 .936% , 7/28/25 .... 2,530 2,138
a
7443523.SQ.FTS.B , 6 .16% , 7/28/25 ..... 82 26
a
7450843.SQ.FTS.B , 4 .747% , 7/30/25 .... 180 118
a
7449674.SQ.FTS.B , 4 .752% , 7/30/25 .... 2,832 748
a
7447727.SQ.FTS.B , 6 .007% , 7/30/25 .... 10,518 2,600
a
7453402.SQ.FTS.B , 5 .564% , 7/31/25 .... 3,989 277
a
7456558.SQ.FTS.B , 4 .933% , 8/01/25 .... 440 418
a
7458281.SQ.FTS.B , 5 .442% , 8/01/25 .... 5,255 3,121
a
7459192.SQ.FTS.B , 5 .448% , 8/01/25 .... 2,982 24

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7457066.SQ.FTS.B , 5 .754% , 8/01/25 .... $ 3,840 $ 2,985
a
7456604.SQ.FTS.B , 6 .413% , 8/01/25 .... 760 588
a
7461871.SQ.FTS.B , 4 .937% , 8/02/25 .... 11,449 3,479
a
7461398.SQ.FTS.B , 5 .571% , 8/02/25 .... 1,859 481
a
7461465.SQ.FTS.B , 5 .748% , 8/02/25 .... 1,278 567
a
7461204.SQ.FTS.B , 6 .184% , 8/02/25 .... 583 35
a
7467012.SQ.FTS.B , 4 .74% , 8/05/25 ..... 423 289
a
7466854.SQ.FTS.B , 4 .94% , 8/05/25 ..... 8,896 5,970
a
7467058.SQ.FTS.B , 5 .19% , 8/05/25 ..... 2,526 1,968
a
7467174.SQ.FTS.B , 5 .447% , 8/05/25 .... 1,084 25
a
7465427.SQ.FTS.B , 5 .997% , 8/05/25 .... 494 430
a
7464926.SQ.FTS.B , 6 .165% , 8/05/25 .... 4,451 2,844
a
7473053.SQ.FTS.B , 4 .937% , 8/07/25 .... 24,268 17,420
a
7471939.SQ.FTS.B , 5 .189% , 8/07/25 .... 3,560 3,450
a
7478115.SQ.FTS.B , 4 .759% , 8/08/25 .... 2,367 350
a
7478314.SQ.FTS.B , 5 .19% , 8/08/25 ..... 33,364 522
a
7480273.SQ.FTS.B , 4 .654% , 8/09/25 .... 14,423 11,163
a
7487915.SQ.FTS.B , 4 .654% , 8/12/25 .... 27,883 20,304
a
7485386.SQ.FTS.B , 5 .376% , 8/12/25 .... 6,846 92
a
7490860.SQ.FTS.B , 4 .751% , 8/13/25 .... 10,209 112
a
7495215.SQ.FTS.B , 5 .19% , 8/14/25 ..... 5,174 1,408
a
7492564.SQ.FTS.B , 5 .756% , 8/14/25 .... 6,969 4,244
a
7493445.SQ.FTS.B , 6 .413% , 8/14/25 .... 3,134 2,190
a
7502755.SQ.FTS.B , 4 .658% , 8/15/25 .... 1,450 1,407
a
7504041.SQ.FTS.B , 5 .418% , 8/15/25 .... 50 44
a
7503077.SQ.FTS.B , 5 .566% , 8/15/25 .... 5,648 81
a
7506371.SQ.FTS.B , 5 .761% , 8/16/25 .... 2,356 50
a
7507182.SQ.FTS.B , 6 .163% , 8/16/25 .... 724 226
a
7508857.SQ.FTS.B , 4 .755% , 8/17/25 .... 374 145
a
7510503.SQ.FTS.B , 5 .189% , 8/18/25 .... 677 624
a
7510461.SQ.FTS.B , 5 .37% , 8/18/25 ..... 2,142 1,511
a
7513664.SQ.FTS.B , 5 .189% , 8/20/25 .... 757 731
a
7512941.SQ.FTS.B , 5 .191% , 8/20/25 .... 5,261 3,838
a
7515365.SQ.FTS.B , 5 .374% , 8/20/25 .... 1,762 1,525
a
7515032.SQ.FTS.B , 5 .38% , 8/20/25 ..... 1,203 788
a
7518657.SQ.FTS.B , 5 .377% , 8/21/25 .... 12,934 11,404
a
7518279.SQ.FTS.B , 6 .409% , 8/21/25 .... 863 541
a
7516707.SQ.FTS.B , 6 .423% , 8/21/25 .... 2,908 359
a
7528460.SQ.FTS.B , 4 .655% , 8/23/25 .... 1,725 1,666
a
7526223.SQ.FTS.B , 4 .66% , 8/23/25 ..... 1,677 1,477
a
7527745.SQ.FTS.B , 5 .433% , 8/23/25 .... 201 71
a
7528609.SQ.FTS.B , 5 .572% , 8/23/25 .... 1,454 1,163
a
7528450.SQ.FTS.B , 6 .181% , 8/23/25 .... 316 126
a
7529757.SQ.FTS.B , 4 .654% , 8/24/25 .... 16,840 11,606
a
7529703.SQ.FTS.B , 5 .373% , 8/24/25 .... 3,770 122
a
7530224.SQ.FTS.B , 6 .415% , 8/24/25 .... 2,030 1,454
Description
Principal
Amount Value
Block, Inc. (continued)
a
7530328.SQ.FTS.B , 4 .654% , 8/25/25 .... $ 1,445 $ 1,362
a
7530955.SQ.FTS.B , 5 .57% , 8/25/25 ..... 1,092 1,030
a
7534105.SQ.FTS.B , 4 .654% , 8/26/25 .... 5,566 3,841
a
7534222.SQ.FTS.B , 4 .746% , 8/26/25 .... 3,893 584
a
7532902.SQ.FTS.B , 5 .984% , 8/26/25 .... 129 115
a
7539480.SQ.FTS.B , 5 .756% , 8/27/25 .... 80 72
a
7536249.SQ.FTS.B , 6 .408% , 8/27/25 .... 4,101 76
a
7540141.SQ.FTS.B , 4 .749% , 8/28/25 .... 6,653 98
a
7542122.SQ.FTS.B , 5 .577% , 8/28/25 .... 2,313 56
a
7549195.SQ.FTS.B , 5 .447% , 8/29/25 .... 187 138
a
7548215.SQ.FTS.B , 5 .755% , 8/29/25 .... 17,087 2,019
a
7550614.SQ.FTS.B , 4 .927% , 9/01/25 .... 185 175
a
7551827.SQ.FTS.B , 5 .189% , 9/01/25 .... 2,883 2,736
a
7555997.SQ.FTS.B , 5 .752% , 9/03/25 .... 1,568 892
a
7563453.SQ.FTS.B , 5 .189% , 9/05/25 .... 42,374 21,956
a
7563048.SQ.FTS.B , 5 .47% , 9/05/25 ..... 192 135
a
7562885.SQ.FTS.B , 6 .004% , 9/05/25 .... 8,387 196
a
7566892.SQ.FTS.B , 4 .936% , 9/06/25 .... 4,393 4,129
a
7566454.SQ.FTS.B , 5 .731% , 9/06/25 .... 483 245
a
7566502.SQ.FTS.B , 6 .002% , 9/06/25 .... 3,424 1,410
a
7566473.SQ.FTS.B , 6 .006% , 9/06/25 .... 107 98
a
7565514.SQ.FTS.B , 6 .261% , 9/06/25 .... 663 467
a
7571798.SQ.FTS.B , 4 .937% , 9/07/25 .... 13,156 4,499
a
7571356.SQ.FTS.B , 5 .188% , 9/07/25 .... 19,805 12,893
a
7572337.SQ.FTS.B , 5 .56% , 9/07/25 ..... 746 598
a
7571315.SQ.FTS.B , 5 .577% , 9/07/25 .... 959 580
a
7573833.SQ.FTS.B , 5 .765% , 9/07/25 .... 722 560
a
7580380.SQ.FTS.B , 4 .923% , 9/10/25 .... 842 530
a
7580308.SQ.FTS.B , 5 .188% , 9/10/25 .... 358 330
a
7580080.SQ.FTS.B , 5 .189% , 9/10/25 .... 3,803 2,571
a
7585994.SQ.FTS.B , 4 .654% , 9/12/25 .... 16,162 10,948
a
7584863.SQ.FTS.B , 4 .749% , 9/12/25 .... 14,320 244
a
7587494.SQ.FTS.B , 4 .937% , 9/12/25 .... 4,178 4,009
a
7587908.SQ.FTS.B , 5 .752% , 9/12/25 .... 4,635 3,612
a
7587250.SQ.FTS.B , 5 .757% , 9/12/25 .... 750 597
a
7587356.SQ.FTS.B , 6 .164% , 9/12/25 .... 2,162 441
a
7588555.SQ.FTS.B , 4 .767% , 9/13/25 .... 804 11
a
7589355.SQ.FTS.B , 5 .772% , 9/13/25 .... 1,086 18
a
7590816.SQ.FTS.B , 6 .17% , 9/13/25 ..... 341 136
a
7589431.SQ.FTS.B , 6 .417% , 9/13/25 .... 4,983 77
a
7598984.SQ.FTS.B , 5 .189% , 9/15/25 .... 8,984 6,263
a
7599124.SQ.FTS.B , 5 .373% , 9/15/25 .... 1,226 1,022
a
7601738.SQ.FTS.B , 5 .754% , 9/17/25 .... 988 721
a
7603549.SQ.FTS.B , 6 .258% , 9/18/25 .... 1,546 508
a
7604419.SQ.FTS.B , 6 .289% , 9/18/25 .... 212 90
a
7607761.SQ.FTS.B , 4 .682% , 9/19/25 .... 164 159

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7606974.SQ.FTS.B , 5 .379% , 9/19/25 .... $ 1,420 $ 1,333
a
7606209.SQ.FTS.B , 5 .38% , 9/19/25 ..... 2,452 2,163
a
7606959.SQ.FTS.B , 5 .429% , 9/19/25 .... 438 139
a
7611276.SQ.FTS.B , 4 .655% , 9/20/25 .... 2,044 2,013
a
7612216.SQ.FTS.B , 5 .378% , 9/20/25 .... 3,468 2,993
a
7611418.SQ.FTS.B , 5 .461% , 9/20/25 .... 1,235 14
a
7611675.SQ.FTS.B , 6 .259% , 9/20/25 .... 1,898 1,573
a
7615548.SQ.FTS.B , 4 .654% , 9/21/25 .... 1 1
a
7617327.SQ.FTS.B , 5 .378% , 9/21/25 .... 30,061 19,349
a
7618915.SQ.FTS.B , 4 .936% , 9/22/25 .... 1,125 1,064
a
7620569.SQ.FTS.B , 5 .38% , 9/22/25 ..... 6,899 3,138
a
7619618.SQ.FTS.B , 5 .566% , 9/22/25 .... 2,757 1,526
a
7621281.SQ.FTS.B , 4 .942% , 9/23/25 .... 2,435 1,143
a
7622832.SQ.FTS.B , 5 .378% , 9/24/25 .... 2,984 2,257
a
7622285.SQ.FTS.B , 6 .252% , 9/24/25 .... 2,465 230
a
7625481.SQ.FTS.B , 6 .416% , 9/25/25 .... 36,849 748
a
7627911.SQ.FTS.B , 4 .654% , 9/26/25 .... 1,782 1,716
a
7628118.SQ.FTS.B , 5 .036% , 9/26/25 .... 593 554
a
7626562.SQ.FTS.B , 5 .281% , 9/26/25 .... 1,447 1,023
a
7630281.SQ.FTS.B , 5 .38% , 9/26/25 ..... 454 436
a
7628791.SQ.FTS.B , 5 .566% , 9/26/25 .... 16 16
a
7633539.SQ.FTS.B , 5 .344% , 9/27/25 .... 5,131 3,744
a
7633493.SQ.FTS.B , 5 .755% , 9/27/25 .... 1,079 825
a
7638920.SQ.FTS.B , 4 .74% , 9/28/25 ..... 2,024 33
a
7636007.SQ.FTS.B , 4 .754% , 9/28/25 .... 1,441 78
a
7639410.SQ.FTS.B , 4 .943% , 9/28/25 .... 1,877 1,475
a
7637379.SQ.FTS.B , 5 .375% , 9/28/25 .... 3,060 2,151
a
7637460.SQ.FTS.B , 5 .566% , 9/28/25 .... 3,871 820
a
7642888.SQ.FTS.B , 5 .187% , 9/29/25 .... 10,378 207
a
7639750.SQ.FTS.B , 5 .338% , 9/29/25 .... 648 550
a
7641906.SQ.FTS.B , 5 .377% , 9/29/25 .... 20,916 15,370
a
7643182.SQ.FTS.B , 5 .909% , 9/29/25 .... 243 233
a
7643287.SQ.FTS.B , 6 .476% , 9/29/25 .... 1,365 924
a
7645813.SQ.FTS.B , 6 .184% , 10/01/25 ... 946 11
a
7653005.SQ.FTS.B , 5 .184% , 10/02/25 ... 1,245 923
a
7649988.SQ.FTS.B , 5 .189% , 10/02/25 ... 1,696 1,566
a
7649639.SQ.FTS.B , 6 .006% , 10/02/25 ... 1,049 1,005
a
7656711.SQ.FTS.B , 6 .004% , 10/03/25 ... 2,619 1,023
a
7657540.SQ.FTS.B , 6 .261% , 10/03/25 ... 3,281 522
a
7662217.SQ.FTS.B , 5 .563% , 10/04/25 ... 4,430 887
a
7659875.SQ.FTS.B , 6 .17% , 10/04/25 .... 436 11
a
7667122.SQ.FTS.B , 4 .654% , 10/05/25 ... 2,652 2,575
a
7665718.SQ.FTS.B , 5 .533% , 10/05/25 ... 11,474 3,045
a
7667343.SQ.FTS.B , 6 .001% , 10/05/25 ... 1,280 29
a
7668773.SQ.FTS.B , 6 .146% , 10/06/25 ... 1,217 27
a
7667933.SQ.FTS.B , 6 .164% , 10/06/25 ... 34,644 335
Description
Principal
Amount Value
Block, Inc. (continued)
a
7669086.SQ.FTS.B , 5 .377% , 10/07/25 ... $ 3,352 $ 3,232
a
7671011.SQ.FTS.B , 5 .157% , 10/08/25 ... 418 9
a
7671923.SQ.FTS.B , 5 .567% , 10/08/25 ... 4,283 101
a
7673573.SQ.FTS.B , 5 .751% , 10/08/25 ... 1,289 1,189
a
7675149.SQ.FTS.B , 4 .654% , 10/09/25 ... 1,408 1,354
a
7674807.SQ.FTS.B , 4 .78% , 10/09/25 .... 13 13
a
7675427.SQ.FTS.B , 5 .097% , 10/09/25 ... 516 509
a
7676230.SQ.FTS.B , 6 .164% , 10/09/25 ... 7,653 6,557
a
7674741.SQ.FTS.B , 6 .425% , 10/09/25 ... 369 310
a
7683706.SQ.FTS.B , 4 .778% , 10/11/25 ... 3,379 2,879
a
7683322.SQ.FTS.B , 5 .571% , 10/11/25 ... 855 817
a
7686198.SQ.FTS.B , 5 .195% , 10/12/25 ... 1,064 1,014
a
7687178.SQ.FTS.B , 5 .912% , 10/12/25 ... 4,212 3,368
a
7690511.SQ.FTS.B , 6 .267% , 10/14/25 ... 936 21
a
7692666.SQ.FTS.B , 4 .762% , 10/15/25 ... 705 437
a
7694390.SQ.FTS.B , 4 .779% , 10/15/25 ... 8,347 7,835
a
7692302.SQ.FTS.B , 5 .093% , 10/15/25 ... 3,287 3,162
a
7693971.SQ.FTS.B , 5 .348% , 10/15/25 ... 8,978 6,501
a
7693460.SQ.FTS.B , 6 .294% , 10/15/25 ... 1,351 917
a
7695846.SQ.FTS.B , 4 .777% , 10/16/25 ... 481 478
a
7696304.SQ.FTS.B , 5 .374% , 10/16/25 ... 3,053 2,225
a
7700190.SQ.FTS.B , 4 .776% , 10/17/25 ... 565 562
a
7699696.SQ.FTS.B , 5 .566% , 10/17/25 ... 20,147 16,203
a
7697716.SQ.FTS.B , 6 .164% , 10/17/25 ... 5,397 3,062
a
7703885.SQ.FTS.B , 4 .754% , 10/18/25 ... 2,890 382
a
7701828.SQ.FTS.B , 5 .383% , 10/18/25 ... 524 513
a
7705618.SQ.FTS.B , 6 .475% , 10/19/25 ... 1,260 950
a
7707410.SQ.FTS.B , 4 .939% , 10/21/25 ... 989 964
a
7707326.SQ.FTS.B , 6 .164% , 10/21/25 ... 413 356
a
7708676.SQ.FTS.B , 4 .78% , 10/22/25 .... 19,339 18,290
a
7709235.SQ.FTS.B , 4 .79% , 10/22/25 .... 505 495
a
7712570.SQ.FTS.B , 4 .78% , 10/23/25 .... 3,124 3,100
a
7709864.SQ.FTS.B , 5 .912% , 10/23/25 ... 2,358 1,993
a
7722120.SQ.FTS.B , 5 .098% , 10/25/25 ... 5,862 150
a
7724116.SQ.FTS.B , 5 .349% , 10/25/25 ... 1,709 1,565
a
7724441.SQ.FTS.B , 5 .35% , 10/25/25 .... 1,206 1,165
a
7723355.SQ.FTS.B , 5 .377% , 10/25/25 ... 1,994 1,517
a
7722826.SQ.FTS.B , 5 .527% , 10/25/25 ... 1,433 1,118
a
7723826.SQ.FTS.B , 6 .154% , 10/25/25 ... 486 363
a
7722271.SQ.FTS.B , 6 .164% , 10/25/25 ... 7,095 4,984
a
7725282.SQ.FTS.B , 5 .094% , 10/26/25 ... 2,551 2,270
a
7729230.SQ.FTS.B , 5 .097% , 10/26/25 ... 2,548 2,480
a
7726762.SQ.FTS.B , 6 .481% , 10/26/25 ... 3,409 50
a
7730733.SQ.FTS.B , 5 .568% , 10/27/25 ... 396 315
a
7730655.SQ.FTS.B , 6 .184% , 10/27/25 ... 841 310
a
7732429.SQ.FTS.B , 5 .433% , 10/28/25 ... 838 26

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7733155.SQ.FTS.B , 5 .533% , 10/28/25 ... $ 1,876 $ 1,459
a
7733410.SQ.FTS.B , 6 .166% , 10/28/25 ... 4,409 991
a
7740952.SQ.FTS.B , 4 .754% , 10/30/25 ... 2,949 438
a
7740176.SQ.FTS.B , 4 .782% , 10/30/25 ... 788 783
a
7746103.SQ.FTS.B , 4 .78% , 11/01/25 .... 3,356 3,323
a
7743187.SQ.FTS.B , 4 .784% , 11/01/25 ... 1,527 1,375
a
7745988.SQ.FTS.B , 5 .346% , 11/01/25 ... 3,936 3,129
a
7743634.SQ.FTS.B , 5 .444% , 11/01/25 ... 1,506 1,022
a
7746598.SQ.FTS.B , 5 .724% , 11/01/25 ... 1,566 1,461
a
7751484.SQ.FTS.B , 5 .096% , 11/02/25 ... 5,615 3,975
a
7751646.SQ.FTS.B , 6 .172% , 11/02/25 ... 745 537
a
7755066.SQ.FTS.B , 4 .78% , 11/03/25 .... 2,984 2,745
a
7756465.SQ.FTS.B , 6 .164% , 11/03/25 ... 3,750 3,540
a
7756920.SQ.FTS.B , 6 .289% , 11/03/25 ... 5,257 3,464
a
7763836.SQ.FTS.B , 5 .092% , 11/06/25 ... 1,567 1,509
a
7763236.SQ.FTS.B , 5 .912% , 11/06/25 ... 5,804 1,839
a
7760734.SQ.FTS.B , 5 .922% , 11/06/25 ... 756 639
a
7760998.SQ.FTS.B , 6 .16% , 11/06/25 .... 1,481 1,229
a
7760287.SQ.FTS.B , 6 .169% , 11/06/25 ... 6,714 92
a
7766291.SQ.FTS.B , 5 .398% , 11/07/25 ... 358 128
a
7764659.SQ.FTS.B , 6 .163% , 11/07/25 ... 8,810 5,659
a
7766724.SQ.FTS.B , 6 .169% , 11/07/25 ... 3,642 2,465
a
7771517.SQ.FTS.B , 4 .78% , 11/08/25 .... 1,829 1,710
a
7770262.SQ.FTS.B , 5 .097% , 11/08/25 ... 1,042 1,017
a
7770019.SQ.FTS.B , 5 .533% , 11/08/25 ... 4,010 3,769
a
7771423.SQ.FTS.B , 5 .539% , 11/08/25 ... 382 376
a
7769752.SQ.FTS.B , 5 .919% , 11/08/25 ... 1,197 994
a
7777312.SQ.FTS.B , 4 .717% , 11/09/25 ... 498 7
a
7774447.SQ.FTS.B , 4 .78% , 11/09/25 .... 439 428
a
7774669.SQ.FTS.B , 4 .78% , 11/09/25 .... 150 149
a
7774012.SQ.FTS.B , 4 .785% , 11/09/25 ... 329 325
a
7774779.SQ.FTS.B , 5 .094% , 11/09/25 ... 1,215 1,185
a
7774364.SQ.FTS.B , 5 .343% , 11/09/25 ... 495 489
a
7780863.SQ.FTS.B , 4 .781% , 11/10/25 ... 2,074 1,901
a
7778593.SQ.FTS.B , 5 .738% , 11/10/25 ... 705 511
a
7781121.SQ.FTS.B , 5 .912% , 11/10/25 ... 11,309 10,083
a
7783004.SQ.FTS.B , 4 .784% , 11/12/25 ... 1,174 1,123
a
7782675.SQ.FTS.B , 5 .096% , 11/12/25 ... 3,879 3,729
a
7783246.SQ.FTS.B , 6 .159% , 11/12/25 ... 1,495 29
a
7787446.SQ.FTS.B , 4 .78% , 11/13/25 .... 973 774
a
7785778.SQ.FTS.B , 5 .099% , 11/13/25 ... 1,553 1,335
a
7787959.SQ.FTS.B , 4 .776% , 11/14/25 ... 248 247
a
7789758.SQ.FTS.B , 4 .78% , 11/14/25 .... 2,438 2,411
a
7791324.SQ.FTS.B , 5 .089% , 11/14/25 ... 1,358 1,246
a
7791700.SQ.FTS.B , 4 .782% , 11/15/25 ... 1,939 1,871
a
7792716.SQ.FTS.B , 4 .786% , 11/15/25 ... 1,166 1,096
Description
Principal
Amount Value
Block, Inc. (continued)
a
7792337.SQ.FTS.B , 4 .793% , 11/15/25 ... $ 433 $ 428
a
7794327.SQ.FTS.B , 5 .338% , 11/15/25 ... 604 583
a
7792924.SQ.FTS.B , 5 .725% , 11/15/25 ... 2,091 1,886
a
7794833.SQ.FTS.B , 6 .144% , 11/15/25 ... 297 280
a
7797911.SQ.FTS.B , 4 .78% , 11/16/25 .... 1,686 1,674
a
7799963.SQ.FTS.B , 4 .78% , 11/16/25 .... 152 152
a
7798612.SQ.FTS.B , 6 .468% , 11/16/25 ... 866 531
a
7803938.SQ.FTS.B , 4 .767% , 11/17/25 ... 221 167
a
7800739.SQ.FTS.B , 4 .78% , 11/17/25 .... 209 207
a
7800668.SQ.FTS.B , 4 .781% , 11/17/25 ... 898 866
a
7804032.SQ.FTS.B , 6 .162% , 11/18/25 ... 11,371 3,908
a
7803967.SQ.FTS.B , 6 .165% , 11/18/25 ... 1,996 1,540
a
7805135.SQ.FTS.B , 4 .756% , 11/19/25 ... 221 180
a
7805154.SQ.FTS.B , 5 .922% , 11/19/25 ... 1,369 933
a
7806369.SQ.FTS.B , 4 .783% , 11/20/25 ... 253 252
a
7809092.SQ.FTS.B , 5 .346% , 11/20/25 ... 4,142 1,660
a
7809047.SQ.FTS.B , 5 .732% , 11/20/25 ... 398 384
a
7808006.SQ.FTS.B , 5 .912% , 11/20/25 ... 1,616 1,571
a
7811350.SQ.FTS.B , 4 .78% , 11/21/25 .... 2,586 2,303
a
7810403.SQ.FTS.B , 4 .781% , 11/21/25 ... 9,908 9,660
a
7811469.SQ.FTS.B , 4 .784% , 11/21/25 ... 2,747 2,431
a
7813062.SQ.FTS.B , 5 .093% , 11/21/25 ... 5,763 5,640
a
7812610.SQ.FTS.B , 5 .72% , 11/21/25 .... 1,875 1,596
a
7812843.SQ.FTS.B , 5 .912% , 11/21/25 ... 1,805 1,755
a
7815632.SQ.FTS.B , 4 .779% , 11/22/25 ... 4,642 4,485
a
7816187.SQ.FTS.B , 5 .346% , 11/22/25 ... 3,784 3,616
a
7816612.SQ.FTS.B , 5 .346% , 11/22/25 ... 948 796
a
7816988.SQ.FTS.B , 5 .911% , 11/22/25 ... 505 445
a
7821101.SQ.FTS.B , 4 .742% , 11/23/25 ... 4,175 45
a
7822373.SQ.FTS.B , 4 .78% , 11/23/25 .... 1,018 1,012
a
7824941.SQ.FTS.B , 5 .094% , 11/23/25 ... 21,450 19,701
a
7824638.SQ.FTS.B , 5 .535% , 11/23/25 ... 667 663
a
7822908.SQ.FTS.B , 5 .723% , 11/23/25 ... 20,456 17,958
a
7821263.SQ.FTS.B , 6 .156% , 11/23/25 ... 387 375
a
7827041.SQ.FTS.B , 5 .338% , 11/24/25 ... 676 652
a
7825631.SQ.FTS.B , 5 .535% , 11/24/25 ... 1,192 1,173
a
7828520.SQ.FTS.B , 5 .727% , 11/24/25 ... 2,729 50
a
7830209.SQ.FTS.B , 5 .09% , 11/25/25 .... 493 486
a
7830121.SQ.FTS.B , 5 .53% , 11/25/25 .... 903 877
a
7829327.SQ.FTS.B , 5 .719% , 11/25/25 ... 167 164
a
7830282.SQ.FTS.B , 6 .289% , 11/25/25 ... 12,113 7,507
a
7831951.SQ.FTS.B , 5 .533% , 11/27/25 ... 3,103 3,017
a
7834406.SQ.FTS.B , 4 .78% , 11/28/25 .... 1,563 1,515
a
7839910.SQ.FTS.B , 4 .75% , 11/29/25 .... 6,562 3,381
a
7839246.SQ.FTS.B , 4 .784% , 11/29/25 ... 1,417 1,398
a
7836372.SQ.FTS.B , 5 .535% , 11/29/25 ... 8,558 8,226

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7836965.SQ.FTS.B , 5 .724% , 11/29/25 ... $ 26,657 $ 17,258
a
7840071.SQ.FTS.B , 6 .164% , 11/29/25 ... 1,722 1,590
a
7839465.SQ.FTS.B , 6 .297% , 11/29/25 ... 950 616
a
7839409.SQ.FTS.B , 6 .298% , 11/29/25 ... 1,353 951
a
7847613.SQ.FTS.B , 4 .762% , 11/30/25 ... 474 266
a
7844166.SQ.FTS.B , 4 .776% , 11/30/25 ... 816 793
a
7843703.SQ.FTS.B , 4 .78% , 11/30/25 .... 1,063 1,038
a
7845307.SQ.FTS.B , 4 .78% , 11/30/25 .... 2,483 2,425
a
7847389.SQ.FTS.B , 4 .78% , 11/30/25 .... 760 753
a
7847955.SQ.FTS.B , 4 .78% , 11/30/25 .... 769 764
a
7849268.SQ.FTS.B , 4 .78% , 11/30/25 .... 1,170 1,055
a
7842516.SQ.FTS.B , 4 .782% , 11/30/25 ... 459 457
a
7844276.SQ.FTS.B , 4 .784% , 11/30/25 ... 1,584 1,516
a
7842891.SQ.FTS.B , 4 .785% , 11/30/25 ... 1,219 1,183
a
7842806.SQ.FTS.B , 4 .788% , 11/30/25 ... 1,706 1,514
a
7849491.SQ.FTS.B , 5 .092% , 11/30/25 ... 2,521 2,470
a
7848174.SQ.FTS.B , 5 .906% , 11/30/25 ... 732 678
a
7843443.SQ.FTS.B , 5 .91% , 11/30/25 .... 2,938 2,325
a
7844687.SQ.FTS.B , 6 .164% , 11/30/25 ... 13,610 9,951
a
7845202.SQ.FTS.B , 6 .287% , 11/30/25 ... 2,732 756
a
7850921.SQ.FTS.B , 4 .78% , 12/01/25 .... 3,159 3,114
a
7851095.SQ.FTS.B , 5 .723% , 12/01/25 ... 24,750 6,407
a
7851813.SQ.FTS.B , 4 .78% , 12/02/25 .... 1,372 1,348
a
7851642.SQ.FTS.B , 6 .169% , 12/02/25 ... 946 832
a
7855369.SQ.FTS.B , 4 .751% , 12/03/25 ... 3,143 1,338
a
7855437.SQ.FTS.B , 4 .78% , 12/03/25 .... 1,396 1,356
a
7853472.SQ.FTS.B , 5 .444% , 12/03/25 ... 808 757
a
7855213.SQ.FTS.B , 5 .535% , 12/03/25 ... 4,354 2,658
a
7855910.SQ.FTS.B , 5 .723% , 12/03/25 ... 1,157 1,142
a
7854663.SQ.FTS.B , 5 .726% , 12/03/25 ... 810 758
a
7857315.SQ.FTS.B , 4 .778% , 12/04/25 ... 5,239 1,569
a
7859564.SQ.FTS.B , 5 .346% , 12/04/25 ... 964 950
a
7858529.SQ.FTS.B , 5 .726% , 12/04/25 ... 3,359 2,287
a
7856674.SQ.FTS.B , 6 .289% , 12/04/25 ... 2,392 1,475
a
7862374.SQ.FTS.B , 4 .78% , 12/05/25 .... 21 21
a
7866932.SQ.FTS.B , 4 .741% , 12/06/25 ... 33 30
a
7867610.SQ.FTS.B , 4 .78% , 12/06/25 .... 3,914 3,832
a
7868906.SQ.FTS.B , 5 .54% , 12/06/25 .... 11 11
a
7869424.SQ.FTS.B , 6 .289% , 12/06/25 ... 11,411 214
a
7873625.SQ.FTS.B , 4 .78% , 12/07/25 .... 4,994 4,791
a
7870301.SQ.FTS.B , 4 .782% , 12/07/25 ... 464 462
a
7873538.SQ.FTS.B , 4 .785% , 12/07/25 ... 1,644 1,491
a
7873901.SQ.FTS.B , 5 .103% , 12/07/25 ... 783 758
a
7871861.SQ.FTS.B , 5 .329% , 12/07/25 ... 50 50
a
7872984.SQ.FTS.B , 5 .336% , 12/07/25 ... 521 500
a
7872643.SQ.FTS.B , 5 .346% , 12/07/25 ... 4,361 4,195
Description
Principal
Amount Value
Block, Inc. (continued)
a
7872337.SQ.FTS.B , 6 .164% , 12/07/25 ... $ 185 $ 179
a
7875236.SQ.FTS.B , 6 .289% , 12/09/25 ... 1,587 1,439
a
7878612.SQ.FTS.B , 4 .773% , 12/10/25 ... 1,468 1,426
a
7878444.SQ.FTS.B , 4 .778% , 12/10/25 ... 4,926 4,577
a
7879590.SQ.FTS.B , 4 .782% , 12/10/25 ... 2,139 2,114
a
7878727.SQ.FTS.B , 6 .162% , 12/10/25 ... 5,763 4,883
a
7876496.SQ.FTS.B , 6 .165% , 12/10/25 ... 2,207 2,138
a
7882492.SQ.FTS.B , 4 .778% , 12/11/25 ... 7,873 7,270
a
7879828.SQ.FTS.B , 4 .78% , 12/11/25 .... 363 362
a
7882919.SQ.FTS.B , 4 .78% , 12/11/25 .... 20,107 18,494
a
7881465.SQ.FTS.B , 5 .54% , 12/11/25 .... 3,068 40
a
7881388.SQ.FTS.B , 5 .917% , 12/11/25 ... 1,174 1,044
a
7884480.SQ.FTS.B , 4 .781% , 12/12/25 ... 8,821 6,843
a
7886066.SQ.FTS.B , 5 .346% , 12/12/25 ... 34,588 31,495
a
7885234.SQ.FTS.B , 5 .917% , 12/12/25 ... 1,573 1,396
a
7890412.SQ.FTS.B , 4 .78% , 12/13/25 .... 139 138
a
7890693.SQ.FTS.B , 4 .78% , 12/13/25 .... 439 437
a
7891807.SQ.FTS.B , 4 .784% , 12/13/25 ... 2,546 1,909
a
7890888.SQ.FTS.B , 5 .535% , 12/13/25 ... 4,192 4,125
a
7894898.SQ.FTS.B , 4 .75% , 12/14/25 .... 1,361 889
a
7894130.SQ.FTS.B , 4 .767% , 12/14/25 ... 930 860
a
7895685.SQ.FTS.B , 4 .771% , 12/14/25 ... 846 811
a
7893310.SQ.FTS.B , 4 .78% , 12/14/25 .... 3,434 3,405
a
7895708.SQ.FTS.B , 5 .09% , 12/14/25 .... 1,059 1,038
a
7895575.SQ.FTS.B , 5 .094% , 12/14/25 ... 4,025 3,340
a
7896419.SQ.FTS.B , 5 .095% , 12/14/25 ... 6,985 6,943
a
7894101.SQ.FTS.B , 6 .18% , 12/14/25 .... 174 163
a
7895787.SQ.FTS.B , 6 .289% , 12/14/25 ... 329 321
a
7895745.SQ.FTS.B , 6 .463% , 12/14/25 ... 1,678 725
a
7899072.SQ.FTS.B , 5 .347% , 12/15/25 ... 15,726 13,572
a
7900540.SQ.FTS.B , 4 .785% , 12/16/25 ... 2,015 1,960
a
7900460.SQ.FTS.B , 4 .786% , 12/16/25 ... 881 873
a
7903924.SQ.FTS.B , 4 .779% , 12/17/25 ... 691 688
a
7902529.SQ.FTS.B , 5 .094% , 12/17/25 ... 3,464 2,893
a
7901445.SQ.FTS.B , 5 .346% , 12/17/25 ... 12,821 11,787
a
7903662.SQ.FTS.B , 5 .914% , 12/17/25 ... 942 925
a
7902827.SQ.FTS.B , 6 .168% , 12/17/25 ... 1,631 365
a
7905583.SQ.FTS.B , 4 .777% , 12/18/25 ... 4,011 3,756
a
7906367.SQ.FTS.B , 5 .091% , 12/18/25 ... 1,820 1,752
a
7905292.SQ.FTS.B , 5 .097% , 12/18/25 ... 813 772
a
7907520.SQ.FTS.B , 5 .346% , 12/18/25 ... 28,801 26,405
a
7905884.SQ.FTS.B , 5 .899% , 12/18/25 ... 903 709
a
7905785.SQ.FTS.B , 5 .912% , 12/18/25 ... 1,166 1,130
a
7910312.SQ.FTS.B , 5 .534% , 12/19/25 ... 5,509 5,254
a
7910151.SQ.FTS.B , 6 .162% , 12/19/25 ... 6,388 5,058
a
7914527.SQ.FTS.B , 4 .78% , 12/20/25 .... 2,947 2,913

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7914856.SQ.FTS.B , 4 .78% , 12/20/25 .... $ 262 $ 261
a
7912783.SQ.FTS.B , 5 .094% , 12/20/25 ... 7,817 7,702
a
7913516.SQ.FTS.B , 5 .346% , 12/20/25 ... 16,653 16,073
a
7912501.SQ.FTS.B , 5 .35% , 12/20/25 .... 3,900 3,407
a
7916000.SQ.FTS.B , 4 .78% , 12/21/25 .... 13,330 12,845
a
7918327.SQ.FTS.B , 5 .912% , 12/21/25 ... 6,443 4,591
a
7918595.SQ.FTS.B , 6 .163% , 12/21/25 ... 3,274 2,972
a
7919109.SQ.FTS.B , 5 .344% , 12/22/25 ... 5,073 3,155
a
7919766.SQ.FTS.B , 5 .913% , 12/22/25 ... 2,692 2,573
a
7919647.SQ.FTS.B , 6 .184% , 12/22/25 ... 76 71
a
7919706.SQ.FTS.B , 6 .276% , 12/22/25 ... 340 330
a
7919901.SQ.FTS.B , 4 .774% , 12/23/25 ... 756 750
a
7920288.SQ.FTS.B , 4 .78% , 12/23/25 .... 1,330 1,312
a
7920580.SQ.FTS.B , 5 .533% , 12/23/25 ... 4,470 4,275
a
7924288.SQ.FTS.B , 4 .75% , 12/24/25 .... 4,847 2,956
a
7922043.SQ.FTS.B , 4 .78% , 12/24/25 .... 1,083 1,055
a
7921110.SQ.FTS.B , 5 .346% , 12/24/25 ... 6,656 6,144
a
7924505.SQ.FTS.B , 5 .436% , 12/24/25 ... 2,823 278
a
7922259.SQ.FTS.B , 5 .723% , 12/24/25 ... 18,776 18,429
a
7924567.SQ.FTS.B , 5 .885% , 12/24/25 ... 682 544
a
7924133.SQ.FTS.B , 5 .915% , 12/24/25 ... 2,951 2,124
a
7926943.SQ.FTS.B , 4 .78% , 12/25/25 .... 3,754 1,596
a
7927836.SQ.FTS.B , 4 .78% , 12/25/25 .... 4,096 3,847
a
7925865.SQ.FTS.B , 4 .784% , 12/25/25 ... 950 942
a
7926543.SQ.FTS.B , 5 .093% , 12/25/25 ... 5,930 4,975
a
7924603.SQ.FTS.B , 5 .539% , 12/25/25 ... 797 762
a
7924762.SQ.FTS.B , 5 .911% , 12/25/25 ... 24,106 267
a
7929545.SQ.FTS.B , 4 .777% , 12/26/25 ... 1,064 1,057
a
7930786.SQ.FTS.B , 4 .778% , 12/26/25 ... 4,227 4,170
a
7929769.SQ.FTS.B , 4 .779% , 12/26/25 ... 4,809 4,708
a
7930296.SQ.FTS.B , 5 .094% , 12/26/25 ... 741 695
a
7928480.SQ.FTS.B , 5 .346% , 12/26/25 ... 679 657
a
7928455.SQ.FTS.B , 6 .157% , 12/26/25 ... 1,063 971
a
7928507.SQ.FTS.B , 6 .166% , 12/26/25 ... 2,481 2,145
a
7930283.SQ.FTS.B , 6 .301% , 12/26/25 ... 495 300
a
7935470.SQ.FTS.B , 4 .783% , 12/27/25 ... 1,422 1,409
a
7936470.SQ.FTS.B , 5 .096% , 12/27/25 ... 4,942 4,538
a
7934196.SQ.FTS.B , 5 .115% , 12/27/25 ... 355 350
a
7934910.SQ.FTS.B , 5 .338% , 12/27/25 ... 1,980 1,742
a
7939643.SQ.FTS.B , 4 .78% , 12/28/25 .... 357 356
a
7940106.SQ.FTS.B , 4 .783% , 12/28/25 ... 1,745 1,723
a
7939493.SQ.FTS.B , 5 .093% , 12/28/25 ... 176 175
a
7941098.SQ.FTS.B , 5 .096% , 12/28/25 ... 4,905 4,789
a
7940351.SQ.FTS.B , 5 .346% , 12/28/25 ... 1,829 1,806
a
7938158.SQ.FTS.B , 5 .535% , 12/28/25 ... 391 375
a
7938776.SQ.FTS.B , 5 .914% , 12/28/25 ... 8,317 4,820
Description
Principal
Amount Value
Block, Inc. (continued)
a
7942041.SQ.FTS.B , 4 .779% , 12/29/25 ... $ 9,276 $ 9,080
a
7941865.SQ.FTS.B , 4 .78% , 12/29/25 .... 779 773
a
7942725.SQ.FTS.B , 4 .78% , 12/29/25 .... 2,789 2,750
a
7941978.SQ.FTS.B , 5 .905% , 12/29/25 ... 694 672
a
7942884.SQ.FTS.B , 4 .78% , 12/30/25 .... 3,565 3,532
a
7943315.SQ.FTS.B , 4 .781% , 12/30/25 ... 911 906
a
7944879.SQ.FTS.B , 4 .78% , 1/01/26 ..... 937 928
a
7945540.SQ.FTS.B , 4 .78% , 1/01/26 ..... 1,186 1,175
a
7945635.SQ.FTS.B , 4 .78% , 1/01/26 ..... 1,732 1,671
a
7947433.SQ.FTS.B , 4 .78% , 1/01/26 ..... 5,494 5,420
a
7945023.SQ.FTS.B , 4 .784% , 1/01/26 .... 753 735
a
7944381.SQ.FTS.B , 5 .096% , 1/01/26 .... 2,074 1,975
a
7945084.SQ.FTS.B , 5 .349% , 1/01/26 .... 6,269 5,052
a
7947201.SQ.FTS.B , 6 .301% , 1/01/26 .... 904 173
a
7945398.SQ.FTS.B , 6 .484% , 1/01/26 .... 583 520
a
7951658.SQ.FTS.B , 4 .78% , 1/02/26 ..... 3,442 3,418
a
7949613.SQ.FTS.B , 4 .781% , 1/02/26 .... 1,799 1,783
a
7950885.SQ.FTS.B , 5 .349% , 1/02/26 .... 2,418 2,377
a
7949409.SQ.FTS.B , 5 .915% , 1/02/26 .... 638 582
a
7951375.SQ.FTS.B , 6 .168% , 1/02/26 .... 4,099 873
a
7951302.SQ.FTS.B , 6 .478% , 1/02/26 .... 1,054 827
a
7957554.SQ.FTS.B , 4 .757% , 1/03/26 .... 1,549 650
a
7955356.SQ.FTS.B , 4 .78% , 1/03/26 ..... 2,205 2,181
a
7956457.SQ.FTS.B , 4 .781% , 1/03/26 .... 3,170 3,127
a
7957120.SQ.FTS.B , 4 .781% , 1/03/26 .... 5,546 5,454
a
7957964.SQ.FTS.B , 5 .346% , 1/03/26 .... 1,099 1,084
a
7957892.SQ.FTS.B , 5 .719% , 1/03/26 .... 2,209 1,992
a
7956696.SQ.FTS.B , 5 .909% , 1/03/26 .... 6,001 2,586
a
7957091.SQ.FTS.B , 5 .909% , 1/03/26 .... 1,075 782
a
7957594.SQ.FTS.B , 6 .132% , 1/03/26 .... 364 203
a
7956978.SQ.FTS.B , 6 .162% , 1/03/26 .... 3,117 1,089
a
7956840.SQ.FTS.B , 6 .165% , 1/03/26 .... 6,248 4,311
a
7957811.SQ.FTS.B , 6 .453% , 1/03/26 .... 337 263
a
7959379.SQ.FTS.B , 4 .755% , 1/04/26 .... 2,038 1,245
a
7959166.SQ.FTS.B , 4 .782% , 1/04/26 .... 3,376 3,197
a
7959422.SQ.FTS.B , 4 .783% , 1/04/26 .... 889 874
a
7959560.SQ.FTS.B , 5 .348% , 1/04/26 .... 1,011 987
a
7959443.SQ.FTS.B , 5 .529% , 1/04/26 .... 76 76
a
7958943.SQ.FTS.B , 5 .535% , 1/04/26 .... 1,299 1,235
a
7959630.SQ.FTS.B , 5 .914% , 1/04/26 .... 760 730
a
7960956.SQ.FTS.B , 4 .745% , 1/05/26 .... 6,549 91
a
7963142.SQ.FTS.B , 4 .777% , 1/05/26 .... 2,272 2,241
a
7960911.SQ.FTS.B , 5 .355% , 1/05/26 .... 794 775
a
7962096.SQ.FTS.B , 5 .91% , 1/05/26 ..... 2,629 2,550
a
7960885.SQ.FTS.B , 5 .912% , 1/05/26 .... 373 367
a
7961501.SQ.FTS.B , 6 .289% , 1/05/26 .... 21,029 14,951

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7963717.SQ.FTS.B , 4 .757% , 1/06/26 .... $ 934 $ 281
a
7963552.SQ.FTS.B , 4 .78% , 1/06/26 ..... 1,895 1,873
a
7963288.SQ.FTS.B , 5 .359% , 1/06/26 .... 1,300 1,045
a
7963319.SQ.FTS.B , 5 .547% , 1/06/26 .... 830 790
a
7963889.SQ.FTS.B , 5 .907% , 1/06/26 .... 285 281
a
7963850.SQ.FTS.B , 6 .298% , 1/06/26 .... 504 406
a
7964674.SQ.FTS.B , 5 .094% , 1/07/26 .... 3,685 3,621
a
7964254.SQ.FTS.B , 5 .929% , 1/07/26 .... 584 512
a
7964369.SQ.FTS.B , 6 .473% , 1/07/26 .... 555 246
a
7967036.SQ.FTS.B , 4 .778% , 1/08/26 .... 2,704 2,674
a
7966164.SQ.FTS.B , 4 .781% , 1/08/26 .... 6,513 6,299
a
7967953.SQ.FTS.B , 5 .095% , 1/08/26 .... 15,279 1,417
a
7966814.SQ.FTS.B , 5 .538% , 1/08/26 .... 2,044 1,991
a
7966595.SQ.FTS.B , 6 .173% , 1/08/26 .... 2,593 969
a
7970133.SQ.FTS.B , 4 .78% , 1/09/26 ..... 953 943
a
7971401.SQ.FTS.B , 4 .78% , 1/09/26 ..... 17,373 16,799
a
7969740.SQ.FTS.B , 4 .783% , 1/09/26 .... 502 500
a
7970205.SQ.FTS.B , 5 .094% , 1/09/26 .... 57,404 37,236
a
7969990.SQ.FTS.B , 5 .906% , 1/09/26 .... 2,061 1,241
a
7974096.SQ.FTS.B , 4 .748% , 1/10/26 .... 7,166 93
a
7974778.SQ.FTS.B , 4 .78% , 1/10/26 ..... 2,565 2,538
a
7972442.SQ.FTS.B , 4 .781% , 1/10/26 .... 1,331 1,321
a
7974312.SQ.FTS.B , 5 .094% , 1/10/26 .... 903 894
a
7974608.SQ.FTS.B , 5 .095% , 1/10/26 .... 1,216 1,209
a
7974544.SQ.FTS.B , 5 .342% , 1/10/26 .... 1,369 1,332
a
7972343.SQ.FTS.B , 5 .345% , 1/10/26 .... 2,593 1,634
a
7974193.SQ.FTS.B , 5 .913% , 1/10/26 .... 516 510
a
7974522.SQ.FTS.B , 6 .179% , 1/10/26 .... 158 156
a
7975012.SQ.FTS.B , 6 .289% , 1/10/26 .... 841 820
a
7980569.SQ.FTS.B , 4 .78% , 1/11/26 ..... 9,076 9,017
a
7979559.SQ.FTS.B , 5 .094% , 1/11/26 .... 968 963
a
7979791.SQ.FTS.B , 5 .094% , 1/11/26 .... 10,936 10,776
a
7977212.SQ.FTS.B , 5 .348% , 1/11/26 .... 3,357 3,158
a
7977590.SQ.FTS.B , 5 .348% , 1/11/26 .... 5,907 5,743
a
7977117.SQ.FTS.B , 5 .525% , 1/11/26 .... 1,214 1,124
a
7978446.SQ.FTS.B , 5 .912% , 1/11/26 .... 5,143 5,082
a
7980829.SQ.FTS.B , 4 .78% , 1/12/26 ..... 3,561 3,489
a
7982082.SQ.FTS.B , 5 .346% , 1/12/26 .... 1,124 1,124
a
7981269.SQ.FTS.B , 5 .917% , 1/12/26 .... 1,076 1,057
a
7981227.SQ.FTS.B , 6 .477% , 1/12/26 .... 82 80
a
7984851.SQ.FTS.B , 4 .782% , 1/13/26 .... 929 906
a
7984914.SQ.FTS.B , 5 .096% , 1/13/26 .... 3,694 3,226
a
7985503.SQ.FTS.B , 4 .78% , 1/14/26 ..... 6,374 6,173
a
7985014.SQ.FTS.B , 5 .095% , 1/14/26 .... 7,188 5,389
a
7986117.SQ.FTS.B , 5 .096% , 1/15/26 .... 9,182 8,571
a
7989591.SQ.FTS.B , 5 .348% , 1/15/26 .... 5,285 5,158
Description
Principal
Amount Value
Block, Inc. (continued)
a
7987457.SQ.FTS.B , 5 .892% , 1/15/26 .... $ 736 $ 610
a
7989026.SQ.FTS.B , 5 .909% , 1/15/26 .... 1,114 1,058
a
7986075.SQ.FTS.B , 6 .158% , 1/15/26 .... 1,192 1,004
a
7987012.SQ.FTS.B , 6 .48% , 1/15/26 ..... 10,229 6,045
a
7990648.SQ.FTS.B , 4 .774% , 1/16/26 .... 3,887 1,909
a
7991599.SQ.FTS.B , 4 .779% , 1/16/26 .... 11,262 11,024
a
7990813.SQ.FTS.B , 4 .78% , 1/16/26 ..... 1,459 1,387
a
7992005.SQ.FTS.B , 4 .78% , 1/16/26 ..... 3,490 3,431
a
7991178.SQ.FTS.B , 4 .782% , 1/16/26 .... 4,442 4,378
a
7991419.SQ.FTS.B , 5 .346% , 1/16/26 .... 1,727 1,710
a
7989702.SQ.FTS.B , 5 .723% , 1/16/26 .... 8,313 7,961
a
7999757.SQ.FTS.B , 4 .737% , 1/17/26 .... 1,072 675
a
7993622.SQ.FTS.B , 4 .78% , 1/17/26 ..... 4,215 4,077
a
8000806.SQ.FTS.B , 4 .78% , 1/17/26 ..... 27,954 27,245
a
7994300.SQ.FTS.B , 5 .086% , 1/17/26 .... 362 358
a
7994523.SQ.FTS.B , 5 .096% , 1/17/26 .... 2,836 2,010
a
7993240.SQ.FTS.B , 5 .912% , 1/17/26 .... 1,836 1,806
a
8000256.SQ.FTS.B , 5 .912% , 1/17/26 .... 5,958 5,525
a
8000545.SQ.FTS.B , 5 .912% , 1/17/26 .... 2,769 2,698
a
8005331.SQ.FTS.B , 4 .78% , 1/18/26 ..... 3,100 3,061
a
8003194.SQ.FTS.B , 5 .346% , 1/18/26 .... 8,825 7,275
a
8003591.SQ.FTS.B , 6 .163% , 1/18/26 .... 12,720 11,444
a
8005637.SQ.FTS.B , 6 .164% , 1/18/26 .... 6,177 4,979
a
8009056.SQ.FTS.B , 4 .78% , 1/19/26 ..... 8,836 4,399
a
8007319.SQ.FTS.B , 6 .477% , 1/19/26 .... 12,785 187
a
8009214.SQ.FTS.B , 6 .478% , 1/19/26 .... 5,225 4,727
a
8010684.SQ.FTS.B , 4 .78% , 1/21/26 ..... 11,514 11,284
a
8012503.SQ.FTS.B , 4 .739% , 1/22/26 .... 354 334
a
8014047.SQ.FTS.B , 4 .751% , 1/22/26 .... 6,204 1,319
a
8013885.SQ.FTS.B , 4 .78% , 1/22/26 ..... 671 666
a
8014302.SQ.FTS.B , 4 .78% , 1/22/26 ..... 7,753 7,693
a
8012558.SQ.FTS.B , 5 .094% , 1/22/26 .... 1,076 1,036
a
8013974.SQ.FTS.B , 5 .347% , 1/22/26 .... 2,811 2,575
a
8014194.SQ.FTS.B , 5 .535% , 1/22/26 .... 2,434 2,355
a
8011858.SQ.FTS.B , 5 .538% , 1/22/26 .... 1,050 1,032
a
8011791.SQ.FTS.B , 5 .91% , 1/22/26 ..... 3,072 2,330
a
8013468.SQ.FTS.B , 5 .914% , 1/22/26 .... 1,297 1,281
a
8015515.SQ.FTS.B , 4 .746% , 1/23/26 .... 2,333 824
a
8016641.SQ.FTS.B , 4 .747% , 1/23/26 .... 5,023 4,103
a
8016917.SQ.FTS.B , 4 .778% , 1/23/26 .... 1,560 1,538
a
8015845.SQ.FTS.B , 4 .78% , 1/23/26 ..... 9,288 7,730
a
8017039.SQ.FTS.B , 4 .78% , 1/23/26 ..... 5,350 5,309
a
8018550.SQ.FTS.B , 5 .1% , 1/23/26 ...... 1,715 1,663
a
8018623.SQ.FTS.B , 5 .53% , 1/23/26 ..... 510 504
a
8015670.SQ.FTS.B , 5 .717% , 1/23/26 .... 1,146 1,127
a
8018500.SQ.FTS.B , 5 .721% , 1/23/26 .... 1,629 1,563

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8016896.SQ.FTS.B , 6 .289% , 1/23/26 .... $ 617 $ 493
a
8019795.SQ.FTS.B , 4 .775% , 1/24/26 .... 857 844
a
8019678.SQ.FTS.B , 5 .101% , 1/24/26 .... 2,035 1,953
a
8020874.SQ.FTS.B , 5 .346% , 1/24/26 .... 1,653 1,641
a
8019854.SQ.FTS.B , 6 .467% , 1/24/26 .... 666 606
a
8027010.SQ.FTS.B , 4 .776% , 1/25/26 .... 1,373 1,138
a
8026728.SQ.FTS.B , 4 .777% , 1/25/26 .... 1,070 1,048
a
8024794.SQ.FTS.B , 4 .78% , 1/25/26 ..... 3,011 2,946
a
8025825.SQ.FTS.B , 4 .78% , 1/25/26 ..... 4,390 4,183
a
8026662.SQ.FTS.B , 4 .78% , 1/25/26 ..... 2,069 2,044
a
8024716.SQ.FTS.B , 4 .783% , 1/25/26 .... 1,696 1,616
a
8027210.SQ.FTS.B , 5 .092% , 1/25/26 .... 2,285 2,197
a
8023989.SQ.FTS.B , 5 .098% , 1/25/26 .... 6,188 5,457
a
8025411.SQ.FTS.B , 5 .349% , 1/25/26 .... 4,342 4,169
a
8025027.SQ.FTS.B , 5 .907% , 1/25/26 .... 232 230
a
8025368.SQ.FTS.B , 6 .146% , 1/25/26 .... 349 323
a
8025203.SQ.FTS.B , 6 .162% , 1/25/26 .... 2,220 1,863
a
8027052.SQ.FTS.B , 6 .166% , 1/25/26 .... 3,199 2,901
a
8029301.SQ.FTS.B , 5 .095% , 1/26/26 .... 32,806 23,782
a
8029194.SQ.FTS.B , 5 .104% , 1/26/26 .... 1,269 1,193
a
8028768.SQ.FTS.B , 5 .347% , 1/26/26 .... 8,038 6,722
a
8028272.SQ.FTS.B , 5 .535% , 1/26/26 .... 6,164 5,498
a
8029259.SQ.FTS.B , 5 .718% , 1/26/26 .... 1,283 1,104
a
8030096.SQ.FTS.B , 5 .723% , 1/26/26 .... 545 540
a
8031747.SQ.FTS.B , 5 .535% , 1/27/26 .... 1,755 1,741
a
8031355.SQ.FTS.B , 5 .902% , 1/27/26 .... 1,150 881
a
8032305.SQ.FTS.B , 4 .778% , 1/28/26 .... 1,556 1,532
a
8032409.SQ.FTS.B , 4 .78% , 1/28/26 ..... 2,713 2,653
a
8032482.SQ.FTS.B , 4 .783% , 1/28/26 .... 3,442 3,333
a
8032785.SQ.FTS.B , 4 .785% , 1/28/26 .... 1,357 1,288
a
8032394.SQ.FTS.B , 5 .108% , 1/28/26 .... 1,145 827
a
8032913.SQ.FTS.B , 5 .346% , 1/28/26 .... 2,929 2,913
a
8032160.SQ.FTS.B , 6 .165% , 1/28/26 .... 703 688
a
8034209.SQ.FTS.B , 4 .78% , 1/29/26 ..... 3,213 3,155
a
8034996.SQ.FTS.B , 4 .78% , 1/29/26 ..... 2,546 2,506
a
8034768.SQ.FTS.B , 5 .091% , 1/29/26 .... 885 876
a
8034921.SQ.FTS.B , 5 .343% , 1/29/26 .... 1,324 1,297
a
8036914.SQ.FTS.B , 5 .354% , 1/29/26 .... 3,111 1,983
a
8034608.SQ.FTS.B , 5 .535% , 1/29/26 .... 1,172 1,164
a
8035368.SQ.FTS.B , 5 .535% , 1/29/26 .... 2,269 2,197
a
8035476.SQ.FTS.B , 5 .914% , 1/29/26 .... 2,076 2,052
a
8038431.SQ.FTS.B , 4 .78% , 1/30/26 ..... 9,807 9,467
a
8039738.SQ.FTS.B , 4 .78% , 1/30/26 ..... 681 673
a
8039538.SQ.FTS.B , 5 .092% , 1/30/26 .... 2,082 2,004
a
8038837.SQ.FTS.B , 5 .094% , 1/30/26 .... 3,145 3,127
a
8038799.SQ.FTS.B , 5 .544% , 1/30/26 .... 1,467 1,207
Description
Principal
Amount Value
Block, Inc. (continued)
a
8039644.SQ.FTS.B , 5 .721% , 1/30/26 .... $ 2,583 $ 2,450
a
8039266.SQ.FTS.B , 5 .725% , 1/30/26 .... 2,810 2,701
a
8038230.SQ.FTS.B , 6 .163% , 1/30/26 .... 4,967 3,197
a
8037451.SQ.FTS.B , 6 .164% , 1/30/26 .... 754 526
a
8038405.SQ.FTS.B , 6 .471% , 1/30/26 .... 439 363
a
8042336.SQ.FTS.B , 6 .482% , 1/31/26 .... 3,262 2,240
a
8050539.SQ.FTS.B , 4 .783% , 2/01/26 .... 2,011 1,991
a
8049098.SQ.FTS.B , 5 .094% , 2/01/26 .... 10,616 10,359
a
8050308.SQ.FTS.B , 5 .346% , 2/01/26 .... 3,963 3,355
a
8047355.SQ.FTS.B , 5 .902% , 2/01/26 .... 580 524
a
8049639.SQ.FTS.B , 6 .486% , 2/01/26 .... 2,363 964
a
8051996.SQ.FTS.B , 4 .751% , 2/02/26 .... 4,965 81
a
8052759.SQ.FTS.B , 4 .78% , 2/02/26 ..... 21,984 20,931
a
8051483.SQ.FTS.B , 5 .346% , 2/02/26 .... 1,927 1,822
a
8052396.SQ.FTS.B , 5 .349% , 2/02/26 .... 2,135 2,108
a
8050775.SQ.FTS.B , 6 .157% , 2/02/26 .... 1,044 689
a
8050572.SQ.FTS.B , 6 .289% , 2/02/26 .... 3,832 1,670
a
8050826.SQ.FTS.B , 6 .289% , 2/02/26 .... 3,496 2,093
a
8051835.SQ.FTS.B , 6 .289% , 2/02/26 .... 1,631 1,496
a
8054622.SQ.FTS.B , 5 .09% , 2/03/26 ..... 554 551
a
8054302.SQ.FTS.B , 6 .164% , 2/03/26 .... 312 286
a
8055435.SQ.FTS.B , 4 .775% , 2/04/26 .... 916 899
a
8055695.SQ.FTS.B , 4 .783% , 2/04/26 .... 5,118 4,861
a
8055900.SQ.FTS.B , 4 .784% , 2/04/26 .... 2,923 2,847
a
8055639.SQ.FTS.B , 5 .097% , 2/04/26 .... 1,484 1,449
a
8056009.SQ.FTS.B , 5 .346% , 2/04/26 .... 3,289 3,244
a
8055982.SQ.FTS.B , 6 .148% , 2/04/26 .... 1,005 713
a
8056546.SQ.FTS.B , 4 .707% , 2/05/26 .... 76 68
a
8057620.SQ.FTS.B , 4 .751% , 2/05/26 .... 8,330 141
a
8057121.SQ.FTS.B , 4 .78% , 2/05/26 ..... 214 213
a
8056555.SQ.FTS.B , 4 .782% , 2/05/26 .... 3,670 3,605
a
8057581.SQ.FTS.B , 5 .089% , 2/05/26 .... 1,046 1,021
a
8057251.SQ.FTS.B , 5 .346% , 2/05/26 .... 1,178 1,157
a
8057890.SQ.FTS.B , 5 .346% , 2/05/26 .... 5,166 4,891
a
8059705.SQ.FTS.B , 5 .535% , 2/05/26 .... 7,895 7,554
a
8058155.SQ.FTS.B , 5 .723% , 2/05/26 .... 25,818 20,008
a
8056820.SQ.FTS.B , 6 .289% , 2/05/26 .... 423 400
a
8059395.SQ.FTS.B , 6 .47% , 2/05/26 ..... 25 24
a
8059652.SQ.FTS.B , 6 .472% , 2/05/26 .... 389 366
a
8061979.SQ.FTS.B , 4 .78% , 2/06/26 ..... 2,431 2,398
a
8062730.SQ.FTS.B , 5 .136% , 2/06/26 .... 301 284
a
8062731.SQ.FTS.B , 5 .534% , 2/06/26 .... 40,150 38,316
a
8060184.SQ.FTS.B , 5 .912% , 2/06/26 .... 21,525 20,156
a
8064403.SQ.FTS.B , 4 .782% , 2/07/26 .... 3,694 3,650
a
8066872.SQ.FTS.B , 5 .348% , 2/07/26 .... 5,922 5,800
a
8066564.SQ.FTS.B , 5 .725% , 2/07/26 .... 2,959 2,918

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8064024.SQ.FTS.B , 6 .164% , 2/07/26 .... $ 7,927 $ 5,545
a
8069832.SQ.FTS.B , 4 .78% , 2/08/26 ..... 3,555 3,478
a
8070789.SQ.FTS.B , 5 .094% , 2/08/26 .... 1,288 1,281
a
8071899.SQ.FTS.B , 5 .094% , 2/08/26 .... 1,125 1,119
a
8071848.SQ.FTS.B , 5 .528% , 2/08/26 .... 415 410
a
8076225.SQ.FTS.B , 4 .783% , 2/10/26 .... 2,060 2,006
a
8076295.SQ.FTS.B , 5 .904% , 2/10/26 .... 749 736
a
8076793.SQ.FTS.B , 6 .294% , 2/10/26 .... 2,373 168
a
8077372.SQ.FTS.B , 4 .778% , 2/11/26 .... 3,352 1,338
a
8077339.SQ.FTS.B , 4 .792% , 2/11/26 .... 834 818
a
8078299.SQ.FTS.B , 4 .746% , 2/12/26 .... 1,605 656
a
8078088.SQ.FTS.B , 4 .777% , 2/12/26 .... 5,159 4,091
a
8081422.SQ.FTS.B , 4 .778% , 2/12/26 .... 5,830 5,721
a
8079714.SQ.FTS.B , 5 .099% , 2/12/26 .... 408 407
a
8081142.SQ.FTS.B , 5 .349% , 2/12/26 .... 1,506 1,494
a
8081059.SQ.FTS.B , 5 .905% , 2/12/26 .... 1,570 1,440
a
8083189.SQ.FTS.B , 4 .78% , 2/13/26 ..... 4,868 4,833
a
8084587.SQ.FTS.B , 4 .782% , 2/13/26 .... 1,703 1,682
a
8084514.SQ.FTS.B , 4 .787% , 2/13/26 .... 1,772 1,727
a
8082125.SQ.FTS.B , 5 .348% , 2/13/26 .... 6,735 6,558
a
8082786.SQ.FTS.B , 5 .349% , 2/13/26 .... 3,897 3,788
a
8081797.SQ.FTS.B , 6 .268% , 2/13/26 .... 607 510
a
8084851.SQ.FTS.B , 4 .78% , 2/14/26 ..... 5,723 4,764
a
8086461.SQ.FTS.B , 4 .78% , 2/14/26 ..... 5,361 5,281
a
8085774.SQ.FTS.B , 5 .095% , 2/14/26 .... 13,502 12,793
a
8086796.SQ.FTS.B , 5 .095% , 2/14/26 .... 16,018 15,801
a
8087673.SQ.FTS.B , 5 .346% , 2/14/26 .... 6,892 6,855
a
8090007.SQ.FTS.B , 4 .78% , 2/15/26 ..... 16,329 6,015
a
8092027.SQ.FTS.B , 4 .78% , 2/15/26 ..... 19,713 19,164
a
8092902.SQ.FTS.B , 5 .089% , 2/15/26 .... 839 831
a
8091069.SQ.FTS.B , 5 .095% , 2/15/26 .... 6,419 6,334
a
8091746.SQ.FTS.B , 5 .349% , 2/15/26 .... 6,268 5,403
a
8093239.SQ.FTS.B , 5 .534% , 2/15/26 .... 7,800 7,674
a
8090826.SQ.FTS.B , 5 .737% , 2/15/26 .... 1,131 1,010
a
8093036.SQ.FTS.B , 6 .477% , 2/15/26 .... 10,658 179
a
8093954.SQ.FTS.B , 4 .78% , 2/16/26 ..... 1,827 1,792
a
8095652.SQ.FTS.B , 4 .78% , 2/16/26 ..... 3,874 3,828
a
8096009.SQ.FTS.B , 4 .78% , 2/16/26 ..... 574 563
a
8096034.SQ.FTS.B , 4 .78% , 2/16/26 ..... 2,574 2,543
a
8096744.SQ.FTS.B , 4 .78% , 2/16/26 ..... 1,377 1,353
a
8096915.SQ.FTS.B , 4 .78% , 2/16/26 ..... 1,215 1,201
a
8095298.SQ.FTS.B , 4 .781% , 2/16/26 .... 8,077 7,859
a
8094105.SQ.FTS.B , 4 .783% , 2/16/26 .... 2,578 2,542
a
8093678.SQ.FTS.B , 5 .727% , 2/16/26 .... 6,804 3,956
a
8096308.SQ.FTS.B , 6 .169% , 2/16/26 .... 1,123 1,096
a
8097119.SQ.FTS.B , 4 .781% , 2/17/26 .... 16,878 16,125
Description
Principal
Amount Value
Block, Inc. (continued)
a
8097636.SQ.FTS.B , 5 .094% , 2/17/26 .... $ 3,257 $ 3,224
a
8098476.SQ.FTS.B , 4 .752% , 2/18/26 .... 1,003 618
a
8098162.SQ.FTS.B , 4 .78% , 2/18/26 ..... 4,466 4,367
a
8097887.SQ.FTS.B , 4 .784% , 2/18/26 .... 3,721 3,542
a
8098750.SQ.FTS.B , 5 .346% , 2/18/26 .... 2,433 2,384
a
8100231.SQ.FTS.B , 4 .78% , 2/19/26 ..... 1,673 1,647
a
8100679.SQ.FTS.B , 4 .78% , 2/19/26 ..... 4,409 4,369
a
8100375.SQ.FTS.B , 4 .781% , 2/19/26 .... 5,576 5,495
a
8101696.SQ.FTS.B , 5 .093% , 2/19/26 .... 11,445 11,133
a
8099621.SQ.FTS.B , 5 .346% , 2/19/26 .... 15,674 10,156
a
8099446.SQ.FTS.B , 6 .171% , 2/19/26 .... 1,653 1,574
a
8106074.SQ.FTS.B , 4 .777% , 2/20/26 .... 2,357 2,312
a
8105858.SQ.FTS.B , 4 .78% , 2/20/26 ..... 74 74
a
8105051.SQ.FTS.B , 5 .092% , 2/20/26 .... 3,997 3,027
a
8105727.SQ.FTS.B , 5 .536% , 2/20/26 .... 7,152 4,632
a
8105964.SQ.FTS.B , 6 .332% , 2/20/26 .... 131 129
a
8109203.SQ.FTS.B , 4 .749% , 2/21/26 .... 7,196 2,286
a
8109091.SQ.FTS.B , 4 .778% , 2/21/26 .... 4,123 3,940
a
8106732.SQ.FTS.B , 4 .78% , 2/21/26 ..... 25,002 21,212
a
8107786.SQ.FTS.B , 5 .346% , 2/21/26 .... 24,855 23,733
a
8109434.SQ.FTS.B , 6 .15% , 2/21/26 ..... 433 328
a
8106283.SQ.FTS.B , 6 .172% , 2/21/26 .... 210 199
a
8114831.SQ.FTS.B , 4 .78% , 2/22/26 ..... 5,176 4,997
a
8112617.SQ.FTS.B , 4 .781% , 2/22/26 .... 3,317 3,291
a
8113487.SQ.FTS.B , 5 .723% , 2/22/26 .... 6,310 5,099
a
8111509.SQ.FTS.B , 6 .326% , 2/22/26 .... 4,258 2,952
a
8115010.SQ.FTS.B , 6 .547% , 2/22/26 .... 19,378 14,729
a
8116542.SQ.FTS.B , 5 .346% , 2/23/26 .... 14,148 13,865
a
8118264.SQ.FTS.B , 5 .408% , 2/23/26 .... 15,413 13,411
a
8117845.SQ.FTS.B , 5 .723% , 2/23/26 .... 3,102 3,048
a
8115296.SQ.FTS.B , 6 .55% , 2/23/26 ..... 2,433 603
a
8119063.SQ.FTS.B , 4 .778% , 2/24/26 .... 2,785 2,738
a
8118730.SQ.FTS.B , 4 .779% , 2/24/26 .... 4,173 4,101
a
8118877.SQ.FTS.B , 4 .78% , 2/24/26 ..... 1,157 1,136
a
8119010.SQ.FTS.B , 4 .952% , 2/24/26 .... 2,749 1,726
a
8119176.SQ.FTS.B , 5 .099% , 2/24/26 .... 940 888
a
8119560.SQ.FTS.B , 5 .409% , 2/25/26 .... 8,595 2,155
a
8120166.SQ.FTS.B , 5 .409% , 2/25/26 .... 15,073 10,608
a
8121883.SQ.FTS.B , 4 .78% , 2/26/26 ..... 4,300 4,203
a
8123309.SQ.FTS.B , 4 .782% , 2/26/26 .... 3,053 3,023
a
8122124.SQ.FTS.B , 5 .094% , 2/26/26 .... 34,708 31,784
a
8122063.SQ.FTS.B , 5 .113% , 2/26/26 .... 1,857 1,815
a
8124329.SQ.FTS.B , 5 .912% , 2/26/26 .... 23,671 18,397
a
8123557.SQ.FTS.B , 6 .418% , 2/26/26 .... 4,157 3,297
a
8123971.SQ.FTS.B , 6 .672% , 2/26/26 .... 443 426
a
8124765.SQ.FTS.B , 4 .78% , 2/27/26 ..... 20,553 19,838

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8126889.SQ.FTS.B , 5 .094% , 2/27/26 .... $ 4,085 $ 3,992
a
8126617.SQ.FTS.B , 5 .105% , 2/27/26 .... 570 562
a
8126648.SQ.FTS.B , 6 .328% , 2/27/26 .... 4,101 540
a
8126086.SQ.FTS.B , 6 .416% , 2/27/26 .... 2,903 2,416
a
8126705.SQ.FTS.B , 6 .441% , 2/27/26 .... 1,045 779
a
8129109.SQ.FTS.B , 4 .78% , 2/28/26 ..... 18,303 15,455
a
8129667.SQ.FTS.B , 4 .78% , 2/28/26 ..... 19,389 19,152
a
8130830.SQ.FTS.B , 4 .78% , 2/28/26 ..... 3,701 3,629
a
8139765.SQ.FTS.B , 4 .78% , 2/28/26 ..... 1,241 1,221
a
8140275.SQ.FTS.B , 4 .78% , 2/28/26 ..... 1,526 1,492
a
8140625.SQ.FTS.B , 4 .78% , 2/28/26 ..... 7,547 7,199
a
8141947.SQ.FTS.B , 4 .78% , 2/28/26 ..... 1,108 1,083
a
8142064.SQ.FTS.B , 4 .78% , 2/28/26 ..... 24,705 24,340
a
8142519.SQ.FTS.B , 4 .78% , 2/28/26 ..... 15,634 12,327
a
8130744.SQ.FTS.B , 5 .09% , 2/28/26 ..... 1,769 1,742
a
8128439.SQ.FTS.B , 5 .094% , 2/28/26 .... 3,754 3,562
a
8136195.SQ.FTS.B , 5 .66% , 2/28/26 ..... 1,449 1,440
a
8141445.SQ.FTS.B , 5 .66% , 2/28/26 ..... 305 301
a
8128121.SQ.FTS.B , 5 .912% , 2/28/26 .... 5,320 1,029
a
8137489.SQ.FTS.B , 5 .912% , 2/28/26 .... 34,354 19,523
a
8141337.SQ.FTS.B , 6 .15% , 2/28/26 ..... 975 961
a
8143369.SQ.FTS.B , 6 .155% , 2/28/26 .... 2,330 2,080
a
8140437.SQ.FTS.B , 6 .324% , 2/28/26 .... 1,860 1,777
a
8130908.SQ.FTS.B , 6 .422% , 2/28/26 .... 4,176 4,046
a
8141476.SQ.FTS.B , 6 .43% , 2/28/26 ..... 1,444 1,310
a
8144159.SQ.FTS.B , 4 .78% , 3/01/26 ..... 2,660 2,625
a
8143486.SQ.FTS.B , 6 .328% , 3/01/26 .... 4,836 62
a
8143922.SQ.FTS.B , 6 .339% , 3/01/26 .... 6 6
a
8143953.SQ.FTS.B , 6 .425% , 3/01/26 .... 1,046 1,012
a
8144690.SQ.FTS.B , 4 .781% , 3/02/26 .... 14,692 13,975
a
8145457.SQ.FTS.B , 5 .111% , 3/02/26 .... 2,147 2,110
a
8145157.SQ.FTS.B , 5 .664% , 3/02/26 .... 1,833 1,810
a
8145124.SQ.FTS.B , 6 .419% , 3/02/26 .... 706 676
a
8149300.SQ.FTS.B , 4 .739% , 3/03/26 .... 626 477
a
8149324.SQ.FTS.B , 4 .782% , 3/03/26 .... 5,726 5,540
a
8148293.SQ.FTS.B , 5 .09% , 3/03/26 ..... 3,558 3,380
a
8146530.SQ.FTS.B , 5 .109% , 3/03/26 .... 1,630 1,575
a
8145783.SQ.FTS.B , 5 .125% , 3/03/26 .... 1,532 1,453
a
8146086.SQ.FTS.B , 5 .408% , 3/03/26 .... 6,364 5,659
a
8145726.SQ.FTS.B , 5 .67% , 3/03/26 ..... 344 341
a
8148398.SQ.FTS.B , 6 .15% , 3/03/26 ..... 11,952 11,517
a
8146610.SQ.FTS.B , 6 .676% , 3/03/26 .... 1,023 685
a
8150842.SQ.FTS.B , 4 .781% , 3/04/26 .... 12,085 6,474
a
8152791.SQ.FTS.B , 5 .115% , 3/04/26 .... 8,331 6,554
a
8149578.SQ.FTS.B , 5 .121% , 3/04/26 .... 150 149
a
8152413.SQ.FTS.B , 6 .149% , 3/04/26 .... 7,326 244
Description
Principal
Amount Value
Block, Inc. (continued)
a
8157912.SQ.FTS.B , 4 .783% , 3/05/26 .... $ 3,980 $ 3,885
a
8155181.SQ.FTS.B , 4 .784% , 3/05/26 .... 1,935 1,910
a
8157819.SQ.FTS.B , 4 .784% , 3/05/26 .... 1,195 1,185
a
8157225.SQ.FTS.B , 5 .112% , 3/05/26 .... 5,029 4,941
a
8158305.SQ.FTS.B , 5 .114% , 3/05/26 .... 8,248 6,284
a
8156889.SQ.FTS.B , 5 .12% , 3/05/26 ..... 1,690 693
a
8155381.SQ.FTS.B , 5 .415% , 3/05/26 .... 1,959 1,905
a
8155532.SQ.FTS.B , 5 .66% , 3/05/26 ..... 4,152 4,113
a
8158477.SQ.FTS.B , 5 .66% , 3/05/26 ..... 1,182 1,140
a
8158243.SQ.FTS.B , 5 .665% , 3/05/26 .... 6,052 4,135
a
8157487.SQ.FTS.B , 6 .15% , 3/05/26 ..... 9,727 9,229
a
8158531.SQ.FTS.B , 6 .15% , 3/05/26 ..... 13,732 13,458
a
8162101.SQ.FTS.B , 4 .777% , 3/06/26 .... 1,655 1,628
a
8159248.SQ.FTS.B , 4 .782% , 3/06/26 .... 2,967 2,871
a
8159370.SQ.FTS.B , 5 .097% , 3/06/26 .... 4,979 4,836
a
8158956.SQ.FTS.B , 5 .111% , 3/06/26 .... 3,829 3,782
a
8159879.SQ.FTS.B , 5 .915% , 3/06/26 .... 1,819 1,708
a
8160737.SQ.FTS.B , 6 .148% , 3/06/26 .... 2,599 2,120
a
8160176.SQ.FTS.B , 6 .421% , 3/06/26 .... 9,310 9,088
a
8162222.SQ.FTS.B , 4 .779% , 3/07/26 .... 951 947
a
8162815.SQ.FTS.B , 4 .779% , 3/07/26 .... 7,904 7,755
a
8162625.SQ.FTS.B , 5 .111% , 3/07/26 .... 2,217 2,032
a
8162406.SQ.FTS.B , 6 .152% , 3/07/26 .... 3,360 154
a
8162785.SQ.FTS.B , 6 .416% , 3/07/26 .... 1,515 1,174
a
8163704.SQ.FTS.B , 4 .77% , 3/08/26 ..... 684 677
a
8163282.SQ.FTS.B , 4 .78% , 3/08/26 ..... 13,571 13,231
a
8163191.SQ.FTS.B , 5 .92% , 3/08/26 ..... 1,047 1,014
a
8163239.SQ.FTS.B , 5 .921% , 3/08/26 .... 2,342 604
a
8163892.SQ.FTS.B , 6 .333% , 3/08/26 .... 1,661 1,199
a
8163936.SQ.FTS.B , 6 .535% , 3/08/26 .... 52 51
a
8166990.SQ.FTS.B , 4 .776% , 3/09/26 .... 2,858 2,800
a
8166667.SQ.FTS.B , 4 .779% , 3/09/26 .... 9,110 8,865
a
8165070.SQ.FTS.B , 4 .78% , 3/09/26 ..... 2,429 2,378
a
8165510.SQ.FTS.B , 4 .78% , 3/09/26 ..... 4,478 4,363
a
8165674.SQ.FTS.B , 4 .78% , 3/09/26 ..... 21,474 21,043
a
8167107.SQ.FTS.B , 4 .78% , 3/09/26 ..... 15,870 15,604
a
8164748.SQ.FTS.B , 4 .953% , 3/09/26 .... 4,897 674
a
8166606.SQ.FTS.B , 5 .108% , 3/09/26 .... 1,999 1,956
a
8164312.SQ.FTS.B , 5 .397% , 3/09/26 .... 427 421
a
8170252.SQ.FTS.B , 4 .778% , 3/10/26 .... 6,457 6,320
a
8168875.SQ.FTS.B , 4 .779% , 3/10/26 .... 11,389 11,163
a
8170035.SQ.FTS.B , 4 .782% , 3/10/26 .... 3,377 3,340
a
8170504.SQ.FTS.B , 4 .782% , 3/10/26 .... 4,636 4,543
a
8169510.SQ.FTS.B , 4 .785% , 3/10/26 .... 2,501 2,416
a
8169957.SQ.FTS.B , 5 .115% , 3/10/26 .... 352 349
a
8167811.SQ.FTS.B , 5 .116% , 3/10/26 .... 3,751 3,686

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8169708.SQ.FTS.B , 5 .679% , 3/10/26 .... $ 641 $ 626
a
8170642.SQ.FTS.B , 6 .414% , 3/10/26 .... 1,160 1,094
a
8168309.SQ.FTS.B , 6 .547% , 3/10/26 .... 6,208 4,226
a
8170695.SQ.FTS.B , 6 .551% , 3/10/26 .... 3,224 2,952
a
8171565.SQ.FTS.B , 4 .78% , 3/11/26 ..... 9,885 9,650
a
8172863.SQ.FTS.B , 4 .78% , 3/11/26 ..... 31,184 30,520
a
8176753.SQ.FTS.B , 4 .784% , 3/12/26 .... 2,047 2,020
a
8177214.SQ.FTS.B , 5 .41% , 3/12/26 ..... 1,758 1,749
a
8178311.SQ.FTS.B , 5 .66% , 3/12/26 ..... 3,381 2,964
a
8179992.SQ.FTS.B , 6 .673% , 3/12/26 .... 35,767 673
a
8184207.SQ.FTS.B , 4 .78% , 3/13/26 ..... 2,717 2,682
a
8182060.SQ.FTS.B , 4 .781% , 3/13/26 .... 2,947 2,872
a
8182425.SQ.FTS.B , 4 .952% , 3/13/26 .... 563 501
a
8182440.SQ.FTS.B , 5 .115% , 3/13/26 .... 2,243 2,192
a
8180911.SQ.FTS.B , 5 .408% , 3/13/26 .... 2,140 2,097
a
8183867.SQ.FTS.B , 5 .408% , 3/13/26 .... 3,655 3,582
a
8181122.SQ.FTS.B , 5 .409% , 3/13/26 .... 1,176 1,159
a
8181270.SQ.FTS.B , 5 .409% , 3/13/26 .... 6,189 6,082
a
8182655.SQ.FTS.B , 5 .414% , 3/13/26 .... 1,277 1,257
a
8180838.SQ.FTS.B , 6 .413% , 3/13/26 .... 1,041 892
a
8184135.SQ.FTS.B , 6 .666% , 3/13/26 .... 2,144 43
a
8184632.SQ.FTS.B , 4 .78% , 3/14/26 ..... 16,057 15,333
a
8185108.SQ.FTS.B , 4 .78% , 3/14/26 ..... 6,378 6,280
a
8184247.SQ.FTS.B , 5 .112% , 3/14/26 .... 2,316 2,199
a
8184322.SQ.FTS.B , 5 .403% , 3/14/26 .... 2,060 1,397
a
8184364.SQ.FTS.B , 5 .413% , 3/14/26 .... 2,451 2,193
a
8185085.SQ.FTS.B , 6 .665% , 3/14/26 .... 532 457
a
8184422.SQ.FTS.B , 6 .671% , 3/14/26 .... 10,927 8,511
a
8185824.SQ.FTS.B , 4 .78% , 3/15/26 ..... 3,983 3,454
a
8186025.SQ.FTS.B , 4 .784% , 3/15/26 .... 3,218 3,055
a
8185742.SQ.FTS.B , 5 .108% , 3/15/26 .... 2,666 2,571
a
8188847.SQ.FTS.B , 4 .779% , 3/16/26 .... 14,897 14,201
a
8186305.SQ.FTS.B , 4 .78% , 3/16/26 ..... 6,153 3,102
a
8188369.SQ.FTS.B , 4 .78% , 3/16/26 ..... 16,700 14,446
a
8189165.SQ.FTS.B , 4 .78% , 3/16/26 ..... 10,791 10,696
a
8188290.SQ.FTS.B , 4 .784% , 3/16/26 .... 1,072 1,054
a
8186452.SQ.FTS.B , 4 .786% , 3/16/26 .... 1,702 1,670
a
8187524.SQ.FTS.B , 5 .109% , 3/16/26 .... 1,932 1,907
a
8187994.SQ.FTS.B , 5 .11% , 3/16/26 ..... 433 414
a
8187684.SQ.FTS.B , 5 .407% , 3/16/26 .... 1,905 1,893
a
8186622.SQ.FTS.B , 5 .416% , 3/16/26 .... 1,228 1,211
a
8186568.SQ.FTS.B , 5 .674% , 3/16/26 .... 860 841
a
8188776.SQ.FTS.B , 6 .148% , 3/16/26 .... 1,127 1,069
a
8192294.SQ.FTS.B , 4 .774% , 3/17/26 .... 1,682 1,658
a
8190004.SQ.FTS.B , 4 .779% , 3/17/26 .... 4,131 3,582
a
8191128.SQ.FTS.B , 4 .78% , 3/17/26 ..... 11,210 9,641
Description
Principal
Amount Value
Block, Inc. (continued)
a
8191848.SQ.FTS.B , 4 .78% , 3/17/26 ..... $ 5,991 $ 5,849
a
8192435.SQ.FTS.B , 4 .78% , 3/17/26 ..... 3,189 3,133
a
8191608.SQ.FTS.B , 4 .781% , 3/17/26 .... 1,493 1,466
a
8190250.SQ.FTS.B , 4 .784% , 3/17/26 .... 5,185 4,430
a
8192240.SQ.FTS.B , 4 .953% , 3/17/26 .... 1,288 537
a
8192530.SQ.FTS.B , 5 .66% , 3/17/26 ..... 10,160 9,944
a
8192830.SQ.FTS.B , 5 .66% , 3/17/26 ..... 631 627
a
8192130.SQ.FTS.B , 6 .14% , 3/17/26 ..... 1,740 1,442
a
8190503.SQ.FTS.B , 6 .146% , 3/17/26 .... 2,477 2,389
a
8192362.SQ.FTS.B , 6 .413% , 3/17/26 .... 1,114 1,087
a
8191390.SQ.FTS.B , 6 .419% , 3/17/26 .... 4,967 4,683
a
8195667.SQ.FTS.B , 4 .78% , 3/18/26 ..... 1,145 1,134
a
8195728.SQ.FTS.B , 4 .78% , 3/18/26 ..... 2,887 2,782
a
8195862.SQ.FTS.B , 4 .78% , 3/18/26 ..... 7,239 7,061
a
8196839.SQ.FTS.B , 4 .78% , 3/18/26 ..... 19,081 18,184
a
8194482.SQ.FTS.B , 4 .781% , 3/18/26 .... 13,952 11,272
a
8194284.SQ.FTS.B , 5 .111% , 3/18/26 .... 3,698 3,512
a
8195426.SQ.FTS.B , 6 .436% , 3/18/26 .... 1,842 1,117
a
8195481.SQ.FTS.B , 6 .547% , 3/18/26 .... 12,541 6,052
a
8198902.SQ.FTS.B , 4 .78% , 3/19/26 ..... 24,530 21,342
a
8199999.SQ.FTS.B , 4 .78% , 3/19/26 ..... 23,750 23,069
a
8202429.SQ.FTS.B , 5 .409% , 3/19/26 .... 4,228 4,118
a
8201077.SQ.FTS.B , 6 .43% , 3/19/26 ..... 1,346 1,052
a
8201149.SQ.FTS.B , 6 .544% , 3/19/26 .... 4,080 2,821
a
8204880.SQ.FTS.B , 4 .779% , 3/20/26 .... 7,014 6,871
a
8202739.SQ.FTS.B , 5 .111% , 3/20/26 .... 2,955 2,912
a
8204032.SQ.FTS.B , 5 .113% , 3/20/26 .... 8,379 8,186
a
8204832.SQ.FTS.B , 5 .396% , 3/20/26 .... 1,121 1,084
a
8204347.SQ.FTS.B , 5 .409% , 3/20/26 .... 2,276 2,137
a
8204428.SQ.FTS.B , 5 .409% , 3/20/26 .... 5,213 5,101
a
8205876.SQ.FTS.B , 5 .409% , 3/20/26 .... 1,452 1,439
a
8203582.SQ.FTS.B , 5 .906% , 3/20/26 .... 1,957 1,900
a
8203904.SQ.FTS.B , 6 .331% , 3/20/26 .... 1,821 1,743
a
8204408.SQ.FTS.B , 6 .434% , 3/20/26 .... 989 912
a
8203882.SQ.FTS.B , 6 .569% , 3/20/26 .... 249 242
a
8206858.SQ.FTS.B , 5 .108% , 3/21/26 .... 1,152 1,058
a
8206117.SQ.FTS.B , 5 .113% , 3/21/26 .... 35,169 28,077
a
8206946.SQ.FTS.B , 5 .66% , 3/21/26 ..... 9,567 9,242
a
8207378.SQ.FTS.B , 4 .776% , 3/22/26 .... 3,805 3,687
a
8207283.SQ.FTS.B , 4 .784% , 3/22/26 .... 2,907 2,853
a
8207770.SQ.FTS.B , 5 .111% , 3/22/26 .... 2,767 2,672
a
8207485.SQ.FTS.B , 5 .408% , 3/22/26 .... 8,329 8,122
a
8207857.SQ.FTS.B , 5 .669% , 3/22/26 .... 1,086 1,067
a
8207913.SQ.FTS.B , 6 .317% , 3/22/26 .... 415 404
a
8210859.SQ.FTS.B , 4 .78% , 3/23/26 ..... 6,186 5,897
a
8208243.SQ.FTS.B , 4 .783% , 3/23/26 .... 2,776 2,741

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8209725.SQ.FTS.B , 4 .783% , 3/23/26 .... $ 4,560 $ 4,345
a
8209356.SQ.FTS.B , 4 .784% , 3/23/26 .... 1,926 1,889
a
8211313.SQ.FTS.B , 5 .109% , 3/23/26 .... 1,977 1,946
a
8209877.SQ.FTS.B , 5 .114% , 3/23/26 .... 5,806 5,340
a
8209494.SQ.FTS.B , 5 .116% , 3/23/26 .... 6,272 5,804
a
8211264.SQ.FTS.B , 5 .634% , 3/23/26 .... 944 855
a
8210573.SQ.FTS.B , 5 .911% , 3/23/26 .... 11,992 11,012
a
8211578.SQ.FTS.B , 5 .912% , 3/23/26 .... 31,734 30,972
a
8208651.SQ.FTS.B , 6 .147% , 3/23/26 .... 3,342 2,780
a
8210054.SQ.FTS.B , 6 .15% , 3/23/26 ..... 7,309 7,125
a
8208433.SQ.FTS.B , 6 .153% , 3/23/26 .... 3,727 2,934
a
8209065.SQ.FTS.B , 6 .421% , 3/23/26 .... 2,061 2,000
a
8211569.SQ.FTS.B , 6 .541% , 3/23/26 .... 28 28
a
8213965.SQ.FTS.B , 4 .777% , 3/24/26 .... 1,914 1,865
a
8214690.SQ.FTS.B , 4 .78% , 3/24/26 ..... 24,170 23,075
a
8212933.SQ.FTS.B , 5 .117% , 3/24/26 .... 3,052 2,964
a
8213507.SQ.FTS.B , 5 .409% , 3/24/26 .... 12,046 11,325
a
8211937.SQ.FTS.B , 5 .411% , 3/24/26 .... 1,670 1,633
a
8214336.SQ.FTS.B , 5 .414% , 3/24/26 .... 665 655
a
8212374.SQ.FTS.B , 5 .66% , 3/24/26 ..... 1,803 1,789
a
8211765.SQ.FTS.B , 5 .669% , 3/24/26 .... 3,544 2,406
a
8214068.SQ.FTS.B , 6 .15% , 3/24/26 ..... 12,921 8,263
a
8212239.SQ.FTS.B , 6 .334% , 3/24/26 .... 405 355
a
8214387.SQ.FTS.B , 6 .548% , 3/24/26 .... 2,438 2,365
a
8213297.SQ.FTS.B , 6 .668% , 3/24/26 .... 2,417 2,218
a
8217075.SQ.FTS.B , 4 .775% , 3/25/26 .... 981 966
a
8216170.SQ.FTS.B , 4 .78% , 3/25/26 ..... 12,450 12,186
a
8217874.SQ.FTS.B , 4 .78% , 3/25/26 ..... 12,649 12,501
a
8217160.SQ.FTS.B , 4 .782% , 3/25/26 .... 5,373 5,188
a
8215377.SQ.FTS.B , 5 .114% , 3/25/26 .... 8,540 8,386
a
8215003.SQ.FTS.B , 5 .635% , 3/25/26 .... 2,094 2,040
a
8216765.SQ.FTS.B , 6 .152% , 3/25/26 .... 12,137 10,077
a
8217448.SQ.FTS.B , 6 .333% , 3/25/26 .... 1,594 1,018
a
8222105.SQ.FTS.B , 4 .79% , 3/26/26 ..... 566 555
a
8222478.SQ.FTS.B , 5 .11% , 3/26/26 ..... 785 773
a
8221039.SQ.FTS.B , 5 .112% , 3/26/26 .... 6,585 2,362
a
8221453.SQ.FTS.B , 5 .113% , 3/26/26 .... 6,328 6,225
a
8221996.SQ.FTS.B , 5 .116% , 3/26/26 .... 2,023 1,949
a
8222834.SQ.FTS.B , 5 .409% , 3/26/26 .... 17,215 16,863
a
8222561.SQ.FTS.B , 5 .666% , 3/26/26 .... 3,793 3,373
a
8222713.SQ.FTS.B , 6 .148% , 3/26/26 .... 2,123 1,987
a
8222408.SQ.FTS.B , 6 .424% , 3/26/26 .... 486 479
a
8220835.SQ.FTS.B , 6 .55% , 3/26/26 ..... 2,566 2,072
a
4582384.SQ.FTS.B , 4 .552% , 4/03/33 .... 863 –
a
4581979.SQ.FTS.B , 4 .555% , 4/03/33 .... 2,035 –
a
4581962.SQ.FTS.B , 4 .709% , 4/03/33 .... 1,755 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
4586446.SQ.FTS.B , 4 .403% , 4/04/33 .... $ 5,636 $ –
a
4591961.SQ.FTS.B , 3 .931% , 4/06/33 .... 1,338 –
a
4592572.SQ.FTS.B , 4 .553% , 4/06/33 .... 449 –
a
4593610.SQ.FTS.B , 4 .871% , 4/06/33 .... 909 –
a
4590729.SQ.FTS.B , 4 .875% , 4/06/33 .... 1,383 –
a
4591813.SQ.FTS.B , 4 .877% , 4/06/33 .... 2,891 –
a
4604000.SQ.FTS.B , 4 .558% , 4/09/33 .... 8,181 –
a
4604804.SQ.FTS.B , 4 .56% , 4/09/33 ..... 785 –
a
4605658.SQ.FTS.B , 4 .558% , 4/10/33 .... 6,711 –
a
4605063.SQ.FTS.B , 5 .031% , 4/10/33 .... 1,320 –
a
4606932.SQ.FTS.B , 4 .554% , 4/11/33 .... 2,572 –
a
4606620.SQ.FTS.B , 4 .56% , 4/11/33 ..... 668 –
a
4606063.SQ.FTS.B , 4 .568% , 4/11/33 .... 2,752 –
a
4606489.SQ.FTS.B , 4 .717% , 4/11/33 .... 12,498 –
a
4609493.SQ.FTS.B , 4 .722% , 4/12/33 .... 1,353 –
a
4609460.SQ.FTS.B , 4 .868% , 4/12/33 .... 2,479 –
a
4610482.SQ.FTS.B , 5 .031% , 4/13/33 .... 3,354 –
a
4622864.SQ.FTS.B , 3 .302% , 4/15/33 .... 782 –
a
4622664.SQ.FTS.B , 4 .556% , 4/15/33 .... 3,107 –
a
4624796.SQ.FTS.B , 3 .927% , 4/17/33 .... 457 –
a
4624391.SQ.FTS.B , 4 .717% , 4/17/33 .... 3,087 –
a
4625048.SQ.FTS.B , 4 .858% , 4/17/33 .... 871 –
a
4626040.SQ.FTS.B , 4 .876% , 4/18/33 .... 5,792 –
a
4628862.SQ.FTS.B , 3 .304% , 4/19/33 .... 8,296 –
a
4632078.SQ.FTS.B , 4 .561% , 4/20/33 .... 21,052 –
a
4638327.SQ.FTS.B , 4 .406% , 4/22/33 .... 8,661 –
a
4640261.SQ.FTS.B , 4 .539% , 4/24/33 .... 549 –
a
4640985.SQ.FTS.B , 3 .3% , 4/25/33 ...... 1,692 1
a
4641063.SQ.FTS.B , 3 .774% , 4/25/33 .... 710 –
a
4643805.SQ.FTS.B , 3 .931% , 4/25/33 .... 751 –
a
4649015.SQ.FTS.B , 4 .56% , 4/27/33 ..... 5,124 –
a
4649299.SQ.FTS.B , 5 .031% , 4/27/33 .... 109 –
a
4655501.SQ.FTS.B , 4 .556% , 4/29/33 .... 3,367 –
a
4657541.SQ.FTS.B , 3 .302% , 4/30/33 .... 836 –
a
4660081.SQ.FTS.B , 4 .883% , 5/01/33 .... 422 –
a
4664137.SQ.FTS.B , 4 .566% , 5/02/33 .... 2,149 –
a
4666640.SQ.FTS.B , 4 .56% , 5/03/33 ..... 10,212 –
a
4674918.SQ.FTS.B , 3 .303% , 5/05/33 .... 9,934 –
a
4675113.SQ.FTS.B , 4 .56% , 5/05/33 ..... 163 –
a
4684412.SQ.FTS.B , 3 .302% , 5/08/33 .... 2,706 –
a
4707828.SQ.FTS.B , 4 .566% , 5/11/33 .... 69 –
a
4713712.SQ.FTS.B , 5 .031% , 5/13/33 .... 105 –
a
4720634.SQ.FTS.B , 4 .56% , 5/16/33 ..... 7,932 –
a
4725524.SQ.FTS.B , 4 .874% , 5/17/33 .... 19,384 1
a
4741690.SQ.FTS.B , 4 .568% , 5/18/33 .... 524 –
a
4744012.SQ.FTS.B , 4 .716% , 5/18/33 .... 2,527 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
4755474.SQ.FTS.B , 4 .566% , 5/22/33 .... $ 1,198 $ –
a
4756626.SQ.FTS.B , 4 .567% , 5/22/33 .... 371 –
a
4757364.SQ.FTS.B , 4 .878% , 5/22/33 .... 2,804 –
a
4790013.SQ.FTS.B , 3 .935% , 5/29/33 .... 130 –
a
4807316.SQ.FTS.B , 4 .403% , 6/02/33 .... 297 –
a
4810447.SQ.FTS.B , 4 .874% , 6/03/33 .... 2,379 –
a
4814556.SQ.FTS.B , 3 .302% , 6/04/33 .... 616 –
a
4814833.SQ.FTS.B , 4 .561% , 6/04/33 .... 24,496 –
a
4815651.SQ.FTS.B , 4 .57% , 6/05/33 ..... 629 –
a
4818987.SQ.FTS.B , 3 .302% , 6/06/33 .... 2,640 –
a
4819217.SQ.FTS.B , 4 .56% , 6/07/33 ..... 12,317 3
a
4819180.SQ.FTS.B , 5 .031% , 6/07/33 .... 266 –
a
4821611.SQ.FTS.B , 4 .552% , 6/08/33 .... 702 –
a
4823342.SQ.FTS.B , 4 .874% , 6/08/33 .... 714 –
a
4827165.SQ.FTS.B , 4 .55% , 6/09/33 ..... 1,298 –
a
4832985.SQ.FTS.B , 4 .559% , 6/10/33 .... 12,795 1
a
4831089.SQ.FTS.B , 5 .031% , 6/10/33 .... 3,668 –
a
4836929.SQ.FTS.B , 3 .932% , 6/13/33 .... 6,637 –
a
4837116.SQ.FTS.B , 4 .557% , 6/13/33 .... 2,784 –
a
4840254.SQ.FTS.B , 2 .958% , 6/14/33 .... 488 –
a
4840334.SQ.FTS.B , 2 .961% , 6/14/33 .... 1,577 –
a
4840427.SQ.FTS.B , 4 .334% , 6/14/33 .... 6,145 –
a
4839366.SQ.FTS.B , 4 .538% , 6/14/33 .... 11,177 –
a
4839716.SQ.FTS.B , 4 .553% , 6/14/33 .... 727 –
a
4840766.SQ.FTS.B , 4 .563% , 6/14/33 .... 2,241 –
a
4843142.SQ.FTS.B , 4 .56% , 6/15/33 ..... 1,485 1
a
4842339.SQ.FTS.B , 4 .654% , 6/15/33 .... 549 –
a
4850020.SQ.FTS.B , 4 .528% , 6/16/33 .... 156 –
a
4850454.SQ.FTS.B , 4 .558% , 6/16/33 .... 1,505 –
a
4848471.SQ.FTS.B , 4 .56% , 6/16/33 ..... 2,931 –
a
4848703.SQ.FTS.B , 4 .574% , 6/16/33 .... 1,526 –
a
4848662.SQ.FTS.B , 4 .881% , 6/16/33 .... 5,372 –
a
4861177.SQ.FTS.B , 3 .33% , 6/17/33 ..... 526 –
a
4860575.SQ.FTS.B , 3 .953% , 6/17/33 .... 431 –
a
4858016.SQ.FTS.B , 4 .554% , 6/17/33 .... 652 –
a
4860428.SQ.FTS.B , 4 .56% , 6/17/33 ..... 179 –
a
4860376.SQ.FTS.B , 4 .878% , 6/17/33 .... 1,539 –
a
4861282.SQ.FTS.B , 5 .031% , 6/17/33 .... 2,636 –
a
4861902.SQ.FTS.B , 3 .925% , 6/18/33 .... 1,428 –
a
4861917.SQ.FTS.B , 4 .562% , 6/18/33 .... 3,378 1
a
4863326.SQ.FTS.B , 4 .403% , 6/19/33 .... 3,221 1
a
4863471.SQ.FTS.B , 4 .973% , 6/19/33 .... 7,932 –
a
4866709.SQ.FTS.B , 4 .566% , 6/20/33 .... 1,837 –
a
4866438.SQ.FTS.B , 5 .031% , 6/20/33 .... 954 –
a
4867919.SQ.FTS.B , 3 .851% , 6/21/33 .... 6,047 –
a
4868584.SQ.FTS.B , 4 .556% , 6/21/33 .... 5,694 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
4868143.SQ.FTS.B , 4 .56% , 6/21/33 ..... $ 4,894 $ –
a
4881919.SQ.FTS.B , 4 .568% , 6/28/33 .... 793 –
a
4881733.SQ.FTS.B , 4 .882% , 6/28/33 .... 726 –
a
4884630.SQ.FTS.B , 3 .296% , 6/29/33 .... 527 –
a
4885937.SQ.FTS.B , 4 .723% , 6/29/33 .... 2,665 –
a
4889629.SQ.FTS.B , 4 .73% , 7/01/33 ..... 2,050 –
a
4890016.SQ.FTS.B , 4 .286% , 7/02/33 .... 1,471 –
a
4889899.SQ.FTS.B , 4 .403% , 7/02/33 .... 5,336 –
a
4891423.SQ.FTS.B , 4 .563% , 7/03/33 .... 3,072 –
a
4901767.SQ.FTS.B , 4 .562% , 7/07/33 .... 4,562 –
a
4901412.SQ.FTS.B , 4 .715% , 7/07/33 .... 183 –
a
4903860.SQ.FTS.B , 4 .57% , 7/09/33 ..... 2,273 –
a
4906129.SQ.FTS.B , 3 .298% , 7/10/33 .... 413 –
a
4905084.SQ.FTS.B , 4 .717% , 7/10/33 .... 1,958 –
a
4924498.SQ.FTS.B , 4 .562% , 7/17/33 .... 2,892 1
a
4925900.SQ.FTS.B , 4 .56% , 7/18/33 ..... 949 –
a
4926237.SQ.FTS.B , 4 .56% , 7/18/33 ..... 7,821 –
a
4926957.SQ.FTS.B , 4 .403% , 7/19/33 .... 1,660 –
a
4928138.SQ.FTS.B , 4 .562% , 7/19/33 .... 6,946 –
a
4928795.SQ.FTS.B , 4 .874% , 7/19/33 .... 21,198 1
a
4928279.SQ.FTS.B , 4 .883% , 7/19/33 .... 991 –
a
4931889.SQ.FTS.B , 4 .487% , 7/20/33 .... 1,469 –
a
4931407.SQ.FTS.B , 5 .031% , 7/20/33 .... 758 –
a
4933844.SQ.FTS.B , 3 .539% , 7/21/33 .... 19,305 –
a
4935527.SQ.FTS.B , 4 .454% , 7/22/33 .... 1,418 –
a
4935556.SQ.FTS.B , 4 .871% , 7/22/33 .... 496 –
a
4935340.SQ.FTS.B , 6 .379% , 7/22/33 .... 172 –
a
4935758.SQ.FTS.B , 4 .258% , 7/23/33 .... 717 –
a
4935784.SQ.FTS.B , 4 .56% , 7/23/33 ..... 749 –
a
4936861.SQ.FTS.B , 4 .556% , 7/24/33 .... 1,307 –
a
4937255.SQ.FTS.B , 5 .558% , 7/24/33 .... 1,941 –
a
4954900.SQ.FTS.B , 4 .561% , 7/28/33 .... 4,177 –
a
4962523.SQ.FTS.B , 4 .558% , 7/31/33 .... 4,563 –
a
4962054.SQ.FTS.B , 4 .717% , 7/31/33 .... 8,398 1
a
4964207.SQ.FTS.B , 4 .727% , 8/01/33 .... 872 –
a
4967874.SQ.FTS.B , 4 .558% , 8/02/33 .... 6,630 –
a
4976894.SQ.FTS.B , 3 .308% , 8/07/33 .... 2,452 –
a
4977295.SQ.FTS.B , 4 .559% , 8/07/33 .... 5,717 –
a
4980891.SQ.FTS.B , 3 .931% , 8/08/33 .... 7,938 –
a
4980302.SQ.FTS.B , 4 .562% , 8/08/33 .... 5,164 1
a
4986950.SQ.FTS.B , 3 .396% , 8/10/33 .... 1,026 –
a
4985573.SQ.FTS.B , 4 .559% , 8/10/33 .... 3,505 –
a
4985801.SQ.FTS.B , 4 .565% , 8/10/33 .... 3,070 –
a
4989680.SQ.FTS.B , 4 .871% , 8/11/33 .... 6,187 –
a
4990405.SQ.FTS.B , 4 .403% , 8/12/33 .... 2,027 –
a
4990927.SQ.FTS.B , 4 .554% , 8/12/33 .... 1,216 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
4991162.SQ.FTS.B , 3 .301% , 8/13/33 .... $ 5,956 $ –
a
4993377.SQ.FTS.B , 3 .043% , 8/14/33 .... 1,027 –
a
4993286.SQ.FTS.B , 3 .934% , 8/14/33 .... 1,167 –
a
4993884.SQ.FTS.B , 4 .881% , 8/14/33 .... 2,371 –
a
5003760.SQ.FTS.B , 3 .874% , 8/15/33 .... 2,712 –
a
5002638.SQ.FTS.B , 4 .403% , 8/15/33 .... 1,671 –
a
4994636.SQ.FTS.B , 4 .56% , 8/15/33 ..... 1,945 –
a
4999801.SQ.FTS.B , 4 .561% , 8/15/33 .... 7,631 –
a
5002851.SQ.FTS.B , 4 .564% , 8/15/33 .... 2,134 –
a
5017280.SQ.FTS.B , 3 .511% , 8/17/33 .... 6,962 –
a
5019634.SQ.FTS.B , 3 .661% , 8/17/33 .... 1,814 –
a
5024347.SQ.FTS.B , 4 .556% , 8/18/33 .... 2,526 –
a
5025377.SQ.FTS.B , 4 .561% , 8/18/33 .... 4,937 –
a
5026387.SQ.FTS.B , 4 .55% , 8/19/33 ..... 1,641 –
a
5025999.SQ.FTS.B , 4 .558% , 8/19/33 .... 4,449 –
a
5027200.SQ.FTS.B , 5 .128% , 8/21/33 .... 811 –
a
5035879.SQ.FTS.B , 4 .55% , 8/23/33 ..... 757 –
a
5034542.SQ.FTS.B , 4 .561% , 8/23/33 .... 3,605 –
a
5037885.SQ.FTS.B , 2 .809% , 8/24/33 .... 10,799 –
a
5041320.SQ.FTS.B , 5 .024% , 8/25/33 .... 6,419 –
a
5044612.SQ.FTS.B , 4 .539% , 8/27/33 .... 309 –
a
5045876.SQ.FTS.B , 4 .403% , 8/28/33 .... 6,187 –
a
5045398.SQ.FTS.B , 4 .561% , 8/28/33 .... 9,125 –
a
5047833.SQ.FTS.B , 4 .69% , 8/28/33 ..... 3,738 –
a
5048228.SQ.FTS.B , 3 .953% , 9/01/33 .... 273 –
a
5050370.SQ.FTS.B , 4 .403% , 9/01/33 .... 17,390 –
a
5049827.SQ.FTS.B , 5 .031% , 9/01/33 .... 3,982 –
a
5051339.SQ.FTS.B , 3 .103% , 9/02/33 .... 1,372 –
a
5051202.SQ.FTS.B , 5 .763% , 9/02/33 .... 402 –
a
5059779.SQ.FTS.B , 3 .245% , 9/04/33 .... 14,349 1
a
5061477.SQ.FTS.B , 3 .305% , 9/04/33 .... 5,939 –
a
5059388.SQ.FTS.B , 4 .717% , 9/04/33 .... 578 –
a
5062144.SQ.FTS.B , 3 .967% , 9/05/33 .... 400 –
a
5065231.SQ.FTS.B , 4 .717% , 9/07/33 .... 7,752 –
a
5067639.SQ.FTS.B , 3 .929% , 9/08/33 .... 8,253 –
a
5066009.SQ.FTS.B , 4 .134% , 9/08/33 .... 6,172 –
a
5068585.SQ.FTS.B , 6 .246% , 9/08/33 .... 2,845 –
a
5069032.SQ.FTS.B , 3 .799% , 9/09/33 .... 4,912 –
a
5069067.SQ.FTS.B , 4 .558% , 9/09/33 .... 12,169 –
a
5074780.SQ.FTS.B , 4 .56% , 9/10/33 ..... 1,174 –
a
5074113.SQ.FTS.B , 4 .561% , 9/10/33 .... 38,423 1
a
5074740.SQ.FTS.B , 4 .564% , 9/10/33 .... 3,030 –
a
5073148.SQ.FTS.B , 5 .908% , 9/10/33 .... 7,251 –
a
5078382.SQ.FTS.B , 4 .56% , 9/12/33 ..... 979 –
a
5082041.SQ.FTS.B , 4 .558% , 9/14/33 .... 2,897 –
a
5080951.SQ.FTS.B , 4 .566% , 9/14/33 .... 654 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
5081394.SQ.FTS.B , 4 .715% , 9/14/33 .... $ 9,547 $ –
a
5082286.SQ.FTS.B , 4 .051% , 9/15/33 .... 2,381 –
a
5086472.SQ.FTS.B , 4 .554% , 9/16/33 .... 1,605 –
a
5086626.SQ.FTS.B , 4 .572% , 9/16/33 .... 1,016 –
a
5090813.SQ.FTS.B , 4 .406% , 9/17/33 .... 4,919 –
a
5089593.SQ.FTS.B , 4 .719% , 9/17/33 .... 3,289 –
a
5091416.SQ.FTS.B , 3 .774% , 9/18/33 .... 13,871 –
a
5092572.SQ.FTS.B , 3 .927% , 9/18/33 .... 4,043 –
a
5093886.SQ.FTS.B , 5 .59% , 9/19/33 ..... 2,277 –
a
5094586.SQ.FTS.B , 5 .031% , 9/20/33 .... 2,003 –
a
5097173.SQ.FTS.B , 3 .302% , 9/21/33 .... 729 –
a
5096503.SQ.FTS.B , 4 .562% , 9/21/33 .... 9,495 –
a
5095170.SQ.FTS.B , 5 .711% , 9/21/33 .... 2,536 –
a
5099132.SQ.FTS.B , 4 .56% , 9/22/33 ..... 37,393 –
a
5098444.SQ.FTS.B , 4 .597% , 9/22/33 .... 4,780 –
a
5102220.SQ.FTS.B , 5 .031% , 9/23/33 .... 2,484 –
a
5107188.SQ.FTS.B , 3 .201% , 9/24/33 .... 2,474 –
a
5104481.SQ.FTS.B , 4 .717% , 9/24/33 .... 1,513 –
a
5109124.SQ.FTS.B , 5 .031% , 9/25/33 .... 519 –
a
5109714.SQ.FTS.B , 5 .031% , 9/25/33 .... 8,108 –
a
5113482.SQ.FTS.B , 3 .298% , 9/28/33 .... 1,262 –
a
5114403.SQ.FTS.B , 4 .552% , 9/28/33 .... 1,028 –
a
5114309.SQ.FTS.B , 4 .566% , 9/28/33 .... 906 –
a
5111943.SQ.FTS.B , 4 .822% , 9/28/33 .... 851 –
a
5115942.SQ.FTS.B , 4 .061% , 9/29/33 .... 25,309 –
a
5122298.SQ.FTS.B , 3 .298% , 9/30/33 .... 1,008 –
a
5118981.SQ.FTS.B , 3 .626% , 9/30/33 .... 3,773 –
a
5119496.SQ.FTS.B , 4 .498% , 9/30/33 .... 4,666 –
a
5122010.SQ.FTS.B , 4 .582% , 9/30/33 .... 629 –
a
5118308.SQ.FTS.B , 4 .719% , 9/30/33 .... 6,298 –
a
5117310.SQ.FTS.B , 4 .877% , 9/30/33 .... 4,690 –
a
5125832.SQ.FTS.B , 4 .465% , 10/01/33 ... 649 –
a
5126318.SQ.FTS.B , 5 .031% , 10/01/33 ... 305 –
a
5128160.SQ.FTS.B , 3 .312% , 10/02/33 ... 2,113 –
a
5128139.SQ.FTS.B , 4 .88% , 10/02/33 .... 1,521 –
a
5129089.SQ.FTS.B , 4 .558% , 10/03/33 ... 5,922 –
a
5131068.SQ.FTS.B , 5 .157% , 10/04/33 ... 995 –
a
5134858.SQ.FTS.B , 3 .926% , 10/05/33 ... 206 –
a
5134453.SQ.FTS.B , 4 .073% , 10/05/33 ... 589 –
a
5135989.SQ.FTS.B , 4 .562% , 10/05/33 ... 6,343 –
a
5138063.SQ.FTS.B , 3 .753% , 10/06/33 ... 13,589 –
a
5143636.SQ.FTS.B , 3 .303% , 10/07/33 ... 22,568 –
a
5143602.SQ.FTS.B , 4 .496% , 10/07/33 ... 1,106 –
a
5144702.SQ.FTS.B , 5 .031% , 10/07/33 ... 2,530 –
a
5143578.SQ.FTS.B , 5 .123% , 10/07/33 ... 597 –
a
5145759.SQ.FTS.B , 4 .56% , 10/08/33 .... 11,012 1

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
5147227.SQ.FTS.B , 4 .717% , 10/08/33 ... $ 2,903 $ –
a
5145611.SQ.FTS.B , 4 .883% , 10/08/33 ... 415 –
a
5148494.SQ.FTS.B , 2 .579% , 10/09/33 ... 769 –
a
5149258.SQ.FTS.B , 3 .664% , 10/10/33 ... 2,200 –
a
5153196.SQ.FTS.B , 4 .56% , 10/11/33 .... 13,914 –
a
5154671.SQ.FTS.B , 3 .564% , 10/12/33 ... 674 –
a
5154721.SQ.FTS.B , 4 .56% , 10/12/33 .... 306 –
a
5155863.SQ.FTS.B , 4 .562% , 10/12/33 ... 10,908 –
a
5158276.SQ.FTS.B , 4 .717% , 10/13/33 ... 4,505 –
a
5165031.SQ.FTS.B , 3 .407% , 10/14/33 ... 523 –
a
5165513.SQ.FTS.B , 4 .57% , 10/14/33 .... 535 –
a
5164900.SQ.FTS.B , 4 .702% , 10/14/33 ... 2,484 –
a
5167306.SQ.FTS.B , 4 .564% , 10/15/33 ... 63 –
a
5167520.SQ.FTS.B , 4 .597% , 10/15/33 ... 792 –
a
5178623.SQ.FTS.B , 4 .403% , 10/18/33 ... 2,451 –
a
5184669.SQ.FTS.B , 4 .872% , 10/19/33 ... 3,872 –
a
5185667.SQ.FTS.B , 4 .56% , 10/20/33 .... 14,855 –
a
5204516.SQ.FTS.B , 4 .403% , 10/22/33 ... 12,116 –
a
5220688.SQ.FTS.B , 4 .403% , 10/26/33 ... 25,349 5
a
5220666.SQ.FTS.B , 4 .555% , 10/26/33 ... 343 –
a
5216243.SQ.FTS.B , 4 .558% , 10/26/33 ... 2,570 –
a
5218743.SQ.FTS.B , 4 .874% , 10/26/33 ... 14,574 –
a
5234308.SQ.FTS.B , 3 .354% , 10/28/33 ... 2,041 –
a
5235201.SQ.FTS.B , 5 .031% , 10/29/33 ... 1,059 –
a
5240240.SQ.FTS.B , 4 .141% , 10/30/33 ... 3,565 –
a
5239980.SQ.FTS.B , 4 .567% , 10/30/33 ... 4,342 –
a
5240149.SQ.FTS.B , 4 .568% , 10/30/33 ... 487 –
a
5240977.SQ.FTS.B , 4 .562% , 11/01/33 ... 1,605 –
a
5243677.SQ.FTS.B , 3 .922% , 11/02/33 ... 199 –
a
5243643.SQ.FTS.B , 4 .403% , 11/02/33 ... 3,274 –
a
5251513.SQ.FTS.B , 3 .774% , 11/03/33 ... 1,257 –
a
5251234.SQ.FTS.B , 4 .403% , 11/03/33 ... 12,595 –
a
5250046.SQ.FTS.B , 4 .612% , 11/03/33 ... 104 –
a
5249081.SQ.FTS.B , 4 .717% , 11/03/33 ... 1,535 –
a
5248838.SQ.FTS.B , 4 .802% , 11/03/33 ... 3,589 –
a
5246929.SQ.FTS.B , 4 .874% , 11/03/33 ... 3,004 –
a
5262859.SQ.FTS.B , 4 .561% , 11/05/33 ... 6,228 –
a
5271294.SQ.FTS.B , 3 .29% , 11/06/33 .... 743 –
a
5270493.SQ.FTS.B , 3 .814% , 11/06/33 ... 1,448 –
a
5271481.SQ.FTS.B , 3 .941% , 11/06/33 ... 872 –
a
5271882.SQ.FTS.B , 4 .066% , 11/06/33 ... 6,771 –
a
5273861.SQ.FTS.B , 2 .59% , 11/08/33 .... 2,965 –
a
5273816.SQ.FTS.B , 4 .566% , 11/08/33 ... 1,760 –
a
5281948.SQ.FTS.B , 4 .561% , 11/10/33 ... 29,541 –
a
5282925.SQ.FTS.B , 3 .774% , 11/11/33 ... 2,496 –
a
5292413.SQ.FTS.B , 3 .567% , 11/13/33 ... 7,292 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
5291714.SQ.FTS.B , 4 .561% , 11/13/33 ... $ 4,593 $ –
a
5294178.SQ.FTS.B , 4 .717% , 11/14/33 ... 4,625 –
a
5294931.SQ.FTS.B , 3 .401% , 11/15/33 ... 875 –
a
5296152.SQ.FTS.B , 3 .322% , 11/16/33 ... 3,005 –
a
5297998.SQ.FTS.B , 4 .548% , 11/16/33 ... 636 –
a
5297749.SQ.FTS.B , 4 .561% , 11/16/33 ... 4,815 1
a
5297124.SQ.FTS.B , 4 .602% , 11/16/33 ... 4,734 –
a
5297679.SQ.FTS.B , 5 .689% , 11/16/33 ... 4,327 –
a
5303325.SQ.FTS.B , 4 .871% , 11/17/33 ... 2,069 –
a
5313199.SQ.FTS.B , 3 .308% , 11/18/33 ... 2,846 –
a
5308440.SQ.FTS.B , 4 .1% , 11/18/33 ..... 1,850 –
a
5310909.SQ.FTS.B , 4 .56% , 11/18/33 .... 14,880 –
a
5313296.SQ.FTS.B , 4 .852% , 11/18/33 ... 1,043 –
a
5308374.SQ.FTS.B , 4 .864% , 11/18/33 ... 1,834 –
a
5309472.SQ.FTS.B , 5 .031% , 11/18/33 ... 3,112 –
a
5313526.SQ.FTS.B , 5 .031% , 11/18/33 ... 1,853 –
a
5312989.SQ.FTS.B , 5 .436% , 11/18/33 ... 886 –
a
5319254.SQ.FTS.B , 3 .962% , 11/19/33 ... 875 –
a
5318154.SQ.FTS.B , 4 .109% , 11/19/33 ... 1,339 –
a
5318776.SQ.FTS.B , 4 .379% , 11/19/33 ... 15,271 –
a
5321246.SQ.FTS.B , 4 .562% , 11/20/33 ... 9,240 –
a
5324511.SQ.FTS.B , 4 .741% , 11/21/33 ... 762 –
a
5324505.SQ.FTS.B , 5 .786% , 11/21/33 ... 732 –
a
5325685.SQ.FTS.B , 3 .87% , 11/22/33 .... 671 –
a
5325032.SQ.FTS.B , 5 .303% , 11/22/33 ... 1,289 –
a
5326604.SQ.FTS.B , 4 .563% , 11/23/33 ... 1,332 –
a
5330352.SQ.FTS.B , 4 .567% , 11/23/33 ... 4,757 –
a
5330620.SQ.FTS.B , 4 .424% , 11/24/33 ... 262 –
a
5331180.SQ.FTS.B , 4 .557% , 11/24/33 ... 2,904 –
a
5336855.SQ.FTS.B , 2 .83% , 11/25/33 .... 1,312 –
a
5337877.SQ.FTS.B , 3 .945% , 11/25/33 ... 256 –
a
5376799.SQ.FTS.B , 2 .083% , 11/27/33 ... 4,624 –
a
5368153.SQ.FTS.B , 3 .962% , 11/27/33 ... 1,070 –
a
5378398.SQ.FTS.B , 4 .56% , 11/27/33 .... 32,690 1
a
5381030.SQ.FTS.B , 2 .347% , 11/28/33 ... 10,498 –
a
5381932.SQ.FTS.B , 4 .545% , 11/29/33 ... 741 –
a
5383396.SQ.FTS.B , 3 .302% , 11/30/33 ... 105 –
a
5398394.SQ.FTS.B , 3 .321% , 11/30/33 ... 777 –
a
5383412.SQ.FTS.B , 5 .031% , 11/30/33 ... 2,807 –
a
5413606.SQ.FTS.B , 4 .403% , 12/01/33 ... 2,850 –
a
5442439.SQ.FTS.B , 2 .865% , 12/02/33 ... 1,242 –
a
5440393.SQ.FTS.B , 3 .27% , 12/02/33 .... 513 –
a
5471332.SQ.FTS.B , 4 .017% , 12/03/33 ... 12,560 –
a
5471273.SQ.FTS.B , 5 .031% , 12/03/33 ... 1,167 –
a
5473309.SQ.FTS.B , 3 .774% , 12/04/33 ... 1,962 –
a
5473236.SQ.FTS.B , 4 .403% , 12/04/33 ... 6,897 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
5472763.SQ.FTS.B , 4 .513% , 12/04/33 ... $ 2,711 $ –
a
5472730.SQ.FTS.B , 4 .688% , 12/04/33 ... 3,743 –
a
5474033.SQ.FTS.B , 4 .548% , 12/05/33 ... 1,011 –
a
5502597.SQ.FTS.B , 3 .294% , 12/07/33 ... 6,676 –
a
5493687.SQ.FTS.B , 3 .774% , 12/07/33 ... 1,582 –
a
5495244.SQ.FTS.B , 4 .068% , 12/07/33 ... 1,565 –
a
5504275.SQ.FTS.B , 4 .555% , 12/07/33 ... 1,678 –
a
5504334.SQ.FTS.B , 5 .807% , 12/07/33 ... 2,881 –
a
5517225.SQ.FTS.B , 3 .983% , 12/08/33 ... 132 –
a
5515935.SQ.FTS.B , 4 .56% , 12/08/33 .... 947 –
a
5515632.SQ.FTS.B , 5 .382% , 12/08/33 ... 876 –
a
5531634.SQ.FTS.B , 4 .068% , 12/09/33 ... 16,877 –
a
5530682.SQ.FTS.B , 4 .561% , 12/09/33 ... 8,257 –
a
5534538.SQ.FTS.B , 4 .717% , 12/10/33 ... 3,044 –
a
5539742.SQ.FTS.B , 5 .031% , 12/11/33 ... 3,222 –
a
5546767.SQ.FTS.B , 4 .56% , 12/13/33 .... 9,786 –
a
5542232.SQ.FTS.B , 4 .715% , 12/13/33 ... 9,576 –
a
5543476.SQ.FTS.B , 4 .874% , 12/13/33 ... 697 –
a
5553801.SQ.FTS.B , 4 .073% , 12/14/33 ... 15,160 –
a
5553995.SQ.FTS.B , 4 .553% , 12/14/33 ... 680 –
a
5551837.SQ.FTS.B , 4 .874% , 12/14/33 ... 3,976 –
a
5564465.SQ.FTS.B , 3 .928% , 12/16/33 ... 3,809 –
a
5564400.SQ.FTS.B , 4 .228% , 12/16/33 ... 4,180 –
a
5564739.SQ.FTS.B , 4 .02% , 12/17/33 .... 4,014 1
a
5565718.SQ.FTS.B , 4 .345% , 12/17/33 ... 1,113 –
a
5566977.SQ.FTS.B , 4 .564% , 12/17/33 ... 4,680 –
a
5565342.SQ.FTS.B , 5 .163% , 12/17/33 ... 1,550 –
a
5568613.SQ.FTS.B , 4 .557% , 12/18/33 ... 7,092 –
a
5571039.SQ.FTS.B , 3 .304% , 12/20/33 ... 585 –
a
5571610.SQ.FTS.B , 4 .642% , 12/20/33 ... 10,025 –
a
5574449.SQ.FTS.B , 3 .774% , 12/21/33 ... 8,365 –
a
5574770.SQ.FTS.B , 4 .562% , 12/21/33 ... 5,813 –
a
5575354.SQ.FTS.B , 4 .874% , 12/21/33 ... 1,687 –
a
5574619.SQ.FTS.B , 5 .941% , 12/21/33 ... 1,300 –
a
5578293.SQ.FTS.B , 3 .843% , 12/22/33 ... 4,171 –
a
5581220.SQ.FTS.B , 2 .444% , 12/23/33 ... 2,766 –
a
5581428.SQ.FTS.B , 3 .384% , 12/23/33 ... 2,217 1
a
5581964.SQ.FTS.B , 3 .774% , 12/23/33 ... 2,789 –
a
5583691.SQ.FTS.B , 3 .774% , 12/23/33 ... 1,683 –
a
5581405.SQ.FTS.B , 3 .935% , 12/23/33 ... 1,215 –
a
5582638.SQ.FTS.B , 3 .945% , 12/23/33 ... 1,582 –
a
5582775.SQ.FTS.B , 4 .422% , 12/23/33 ... 565 –
a
5585193.SQ.FTS.B , 4 .571% , 12/24/33 ... 1,038 –
a
5587897.SQ.FTS.B , 4 .65% , 12/24/33 .... 21,318 –
a
5587763.SQ.FTS.B , 4 .718% , 12/24/33 ... 13,450 –
a
5588620.SQ.FTS.B , 4 .515% , 12/25/33 ... 4,534 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
5588868.SQ.FTS.B , 4 .56% , 12/26/33 .... $ 2,471 $ –
a
5589268.SQ.FTS.B , 4 .587% , 12/26/33 ... 447 –
a
5589011.SQ.FTS.B , 4 .874% , 12/26/33 ... 996 –
a
5593696.SQ.FTS.B , 4 .559% , 12/28/33 ... 16,651 –
a
5594128.SQ.FTS.B , 5 .019% , 12/28/33 ... 3,289 –
a
5611249.SQ.FTS.B , 5 .282% , 12/30/33 ... 1,749 –
a
5609439.SQ.FTS.B , 5 .673% , 12/30/33 ... 2,708 –
a
5613593.SQ.FTS.B , 3 .774% , 1/01/34 .... 960 –
a
5614043.SQ.FTS.B , 3 .938% , 1/01/34 .... 260 –
a
5619805.SQ.FTS.B , 4 .716% , 1/04/34 .... 178 –
a
5629056.SQ.FTS.B , 3 .298% , 1/06/34 .... 1,080 –
a
5646926.SQ.FTS.B , 3 .302% , 1/07/34 .... 4,350 –
a
5644715.SQ.FTS.B , 3 .774% , 1/07/34 .... 4,969 –
a
5644959.SQ.FTS.B , 4 .716% , 1/07/34 .... 10,493 –
a
5641293.SQ.FTS.B , 5 .031% , 1/07/34 .... 2,612 –
a
5655805.SQ.FTS.B , 4 .559% , 1/09/34 .... 9,103 –
a
5655794.SQ.FTS.B , 4 .78% , 1/09/34 ..... 265 –
a
5656707.SQ.FTS.B , 3 .044% , 1/10/34 .... 3,920 –
a
5656317.SQ.FTS.B , 4 .403% , 1/10/34 .... 3,805 –
a
5656852.SQ.FTS.B , 4 .477% , 1/10/34 .... 716 –
a
5656603.SQ.FTS.B , 4 .88% , 1/10/34 ..... 812 –
a
5661432.SQ.FTS.B , 4 .56% , 1/11/34 ..... 27,848 1
a
5670099.SQ.FTS.B , 4 .129% , 1/12/34 .... 1,442 –
a
5666857.SQ.FTS.B , 4 .56% , 1/12/34 ..... 50,254 –
a
5670219.SQ.FTS.B , 4 .563% , 1/12/34 .... 1,996 –
a
5672062.SQ.FTS.B , 5 .367% , 1/12/34 .... 957 –
a
5672716.SQ.FTS.B , 4 .563% , 1/13/34 .... 1,622 –
a
5672657.SQ.FTS.B , 5 .02% , 1/13/34 ..... 1,961 –
a
5689054.SQ.FTS.B , 3 .304% , 1/14/34 .... 354 –
a
5694752.SQ.FTS.B , 4 .403% , 1/14/34 .... 35,953 –
a
5702064.SQ.FTS.B , 3 .032% , 1/15/34 .... 1,794 –
a
5701510.SQ.FTS.B , 3 .324% , 1/15/34 .... 251 –
a
5696224.SQ.FTS.B , 4 .56% , 1/15/34 ..... 4,134 –
a
5698837.SQ.FTS.B , 4 .563% , 1/15/34 .... 8,377 –
a
5703564.SQ.FTS.B , 4 .56% , 1/17/34 ..... 5,948 –
a
5709306.SQ.FTS.B , 4 .561% , 1/18/34 .... 5,112 –
a
5715524.SQ.FTS.B , 3 .302% , 1/19/34 .... 1,945 –
a
5714621.SQ.FTS.B , 4 .874% , 1/19/34 .... 21,363 1
a
5721363.SQ.FTS.B , 3 .302% , 1/20/34 .... 47,507 –
a
5721008.SQ.FTS.B , 4 .557% , 1/20/34 .... 4,207 –
a
5720995.SQ.FTS.B , 5 .042% , 1/20/34 .... 383 –
a
5720196.SQ.FTS.B , 5 .499% , 1/20/34 .... 869 –
a
5726619.SQ.FTS.B , 4 .791% , 1/21/34 .... 11,825 1
a
5734473.SQ.FTS.B , 2 .638% , 1/22/34 .... 4,239 –
a
5733912.SQ.FTS.B , 3 .311% , 1/22/34 .... 14,207 1
a
5732481.SQ.FTS.B , 4 .555% , 1/22/34 .... 913 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
5739318.SQ.FTS.B , 4 .403% , 1/25/34 .... $ 9,310 $ –
a
5741942.SQ.FTS.B , 3 .593% , 1/26/34 .... 5,645 –
a
5741480.SQ.FTS.B , 5 .031% , 1/26/34 .... 117 –
a
5743692.SQ.FTS.B , 3 .305% , 1/27/34 .... 2,366 –
a
5743913.SQ.FTS.B , 4 .56% , 1/27/34 ..... 14,974 –
a
5745525.SQ.FTS.B , 4 .562% , 1/27/34 .... 3,073 –
a
5756490.SQ.FTS.B , 4 .56% , 1/29/34 ..... 28,616 –
a
5757294.SQ.FTS.B , 4 .403% , 1/30/34 .... 5,660 –
a
5756660.SQ.FTS.B , 4 .559% , 1/30/34 .... 17,332 –
a
5767979.SQ.FTS.B , 3 .931% , 2/03/34 .... 2,624 –
a
5767523.SQ.FTS.B , 4 .309% , 2/03/34 .... 17,755 1
a
5769375.SQ.FTS.B , 4 .56% , 2/03/34 ..... 2,824 –
a
5772616.SQ.FTS.B , 4 .562% , 2/04/34 .... 10,404 –
a
5774638.SQ.FTS.B , 4 .869% , 2/04/34 .... 424 –
a
5777849.SQ.FTS.B , 4 .556% , 2/05/34 .... 3,303 –
a
5775630.SQ.FTS.B , 4 .566% , 2/05/34 .... 3,081 –
a
5778865.SQ.FTS.B , 4 .722% , 2/05/34 .... 2,405 –
a
5778637.SQ.FTS.B , 4 .883% , 2/05/34 .... 745 –
a
5778756.SQ.FTS.B , 4 .931% , 2/05/34 .... 2,847 –
a
5779967.SQ.FTS.B , 4 .712% , 2/06/34 .... 2,379 –
a
5780239.SQ.FTS.B , 4 .405% , 2/07/34 .... 7,900 –
a
5782195.SQ.FTS.B , 5 .241% , 2/08/34 .... 1,128 –
a
5788805.SQ.FTS.B , 4 .403% , 2/09/34 .... 20,630 –
a
5784888.SQ.FTS.B , 4 .563% , 2/09/34 .... 838 –
a
5788233.SQ.FTS.B , 4 .709% , 2/09/34 .... 881 –
a
5789379.SQ.FTS.B , 4 .717% , 2/09/34 .... 150 –
a
5793198.SQ.FTS.B , 4 .121% , 2/10/34 .... 14,656 –
a
5796633.SQ.FTS.B , 4 .57% , 2/10/34 ..... 2,959 –
a
5796654.SQ.FTS.B , 4 .874% , 2/10/34 .... 23,973 –
a
5795334.SQ.FTS.B , 5 .25% , 2/10/34 ..... 2,288 –
a
5802042.SQ.FTS.B , 3 .064% , 2/11/34 .... 49,428 –
a
5805398.SQ.FTS.B , 3 .308% , 2/11/34 .... 2,828 –
a
5805328.SQ.FTS.B , 4 .555% , 2/11/34 .... 297 –
a
5801833.SQ.FTS.B , 4 .558% , 2/11/34 .... 1,116 –
a
5805490.SQ.FTS.B , 4 .575% , 2/11/34 .... 629 –
a
5804251.SQ.FTS.B , 4 .717% , 2/11/34 .... 3,982 1
a
5805369.SQ.FTS.B , 5 .25% , 2/11/34 ..... 2,188 –
a
5808150.SQ.FTS.B , 3 .962% , 2/12/34 .... 1,070 –
a
5809849.SQ.FTS.B , 4 .561% , 2/12/34 .... 2,395 –
a
5811504.SQ.FTS.B , 4 .686% , 2/12/34 .... 13,131 4
a
5816654.SQ.FTS.B , 4 .559% , 2/15/34 .... 13,550 –
a
5818437.SQ.FTS.B , 4 .877% , 2/15/34 .... 1,534 –
a
5818633.SQ.FTS.B , 5 .262% , 2/15/34 .... 762 –
a
5821739.SQ.FTS.B , 4 .56% , 2/16/34 ..... 22,142 2
a
5821663.SQ.FTS.B , 4 .563% , 2/16/34 .... 2,685 –
a
5824064.SQ.FTS.B , 4 .403% , 2/17/34 .... 16,472 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
5823402.SQ.FTS.B , 4 .528% , 2/17/34 .... $ 16,653 $ –
a
5824290.SQ.FTS.B , 4 .552% , 2/17/34 .... 1,207 –
a
5827715.SQ.FTS.B , 4 .554% , 2/18/34 .... 3,528 –
a
5832996.SQ.FTS.B , 4 .52% , 2/19/34 ..... 465 –
a
5833744.SQ.FTS.B , 4 .552% , 2/19/34 .... 4,166 –
a
5831642.SQ.FTS.B , 4 .564% , 2/19/34 .... 3,872 –
a
5832876.SQ.FTS.B , 4 .64% , 2/19/34 ..... 888 –
a
5832933.SQ.FTS.B , 5 .275% , 2/19/34 .... 871 –
a
5835427.SQ.FTS.B , 4 .521% , 2/21/34 .... 156 –
a
5840032.SQ.FTS.B , 4 .56% , 2/23/34 ..... 14,360 –
a
5844917.SQ.FTS.B , 3 .933% , 2/24/34 .... 2,860 –
a
5843566.SQ.FTS.B , 4 .56% , 2/24/34 ..... 5,389 –
a
5843736.SQ.FTS.B , 5 .015% , 2/24/34 .... 1,275 –
a
5848650.SQ.FTS.B , 4 .814% , 2/25/34 .... 2,710 –
a
5853107.SQ.FTS.B , 4 .881% , 2/26/34 .... 1,186 –
a
5853687.SQ.FTS.B , 5 .251% , 2/26/34 .... 1,153 –
a
5855247.SQ.FTS.B , 4 .306% , 2/27/34 .... 2,503 –
a
5862832.SQ.FTS.B , 3 .302% , 2/28/34 .... 20,291 4
a
5855815.SQ.FTS.B , 4 .758% , 2/28/34 .... 2,097 –
a
5856506.SQ.FTS.B , 4 .839% , 2/28/34 .... 1,492 –
a
5857271.SQ.FTS.B , 4 .909% , 2/28/34 .... 5,828 –
a
5873503.SQ.FTS.B , 4 .302% , 3/01/34 .... 1,500 –
a
5871100.SQ.FTS.B , 4 .59% , 3/01/34 ..... 19,844 –
a
5872195.SQ.FTS.B , 4 .686% , 3/01/34 .... 11,306 –
a
5876942.SQ.FTS.B , 5 .031% , 3/02/34 .... 11,879 –
a
5878878.SQ.FTS.B , 5 .11% , 3/05/34 ..... 429 –
a
5884476.SQ.FTS.B , 4 .435% , 3/07/34 .... 2,124 –
a
5884756.SQ.FTS.B , 5 .098% , 3/07/34 .... 787 –
a
5890737.SQ.FTS.B , 5 .158% , 3/08/34 .... 31,239 1
a
5891388.SQ.FTS.B , 4 .025% , 3/09/34 .... 3,614 –
a
5892501.SQ.FTS.B , 4 .048% , 3/09/34 .... 760 –
a
5894049.SQ.FTS.B , 4 .59% , 3/09/34 ..... 5,935 –
a
5894227.SQ.FTS.B , 4 .941% , 3/09/34 .... 6,594 –
a
5893120.SQ.FTS.B , 5 .037% , 3/09/34 .... 3,245 –
a
5892907.SQ.FTS.B , 5 .1% , 3/09/34 ...... 2,548 –
a
5892236.SQ.FTS.B , 5 .29% , 3/09/34 ..... 863 –
a
5899146.SQ.FTS.B , 5 .1% , 3/12/34 ...... 1,011 –
a
5902039.SQ.FTS.B , 4 .716% , 3/13/34 .... 4,574 –
a
5900966.SQ.FTS.B , 4 .738% , 3/13/34 .... 1,908 –
a
5902007.SQ.FTS.B , 5 .187% , 3/13/34 .... 1,148 –
a
5900522.SQ.FTS.B , 5 .516% , 3/13/34 .... 449 –
a
5908792.SQ.FTS.B , 4 .438% , 3/15/34 .... 3,885 –
a
5909844.SQ.FTS.B , 4 .905% , 3/15/34 .... 8,247 –
a
5907307.SQ.FTS.B , 5 .031% , 3/15/34 .... 4,223 –
a
5912454.SQ.FTS.B , 4 .946% , 3/16/34 .... 2,264 –
a
5911132.SQ.FTS.B , 5 .031% , 3/16/34 .... 31,967 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
5912428.SQ.FTS.B , 5 .031% , 3/16/34 .... $ 2,401 $ –
a
5912708.SQ.FTS.B , 5 .378% , 3/16/34 .... 1,135 –
a
5913409.SQ.FTS.B , 4 .308% , 3/17/34 .... 2,690 –
a
5914346.SQ.FTS.B , 5 .541% , 3/18/34 .... 208 –
a
5917893.SQ.FTS.B , 4 .435% , 3/19/34 .... 14,136 1
a
5918205.SQ.FTS.B , 4 .915% , 3/19/34 .... 693 –
a
5917212.SQ.FTS.B , 5 .084% , 3/19/34 .... 1,518 –
a
5916186.SQ.FTS.B , 5 .188% , 3/19/34 .... 3,408 –
a
5918972.SQ.FTS.B , 4 .526% , 3/20/34 .... 8,974 –
a
5922077.SQ.FTS.B , 5 .179% , 3/20/34 .... 1,538 –
a
5918675.SQ.FTS.B , 5 .211% , 3/20/34 .... 305 –
a
5921964.SQ.FTS.B , 5 .223% , 3/20/34 .... 623 –
a
5919756.SQ.FTS.B , 5 .282% , 3/20/34 .... 9,188 1
a
5921812.SQ.FTS.B , 5 .536% , 3/20/34 .... 1,536 –
a
5923853.SQ.FTS.B , 4 .528% , 3/21/34 .... 34,589 –
a
5928998.SQ.FTS.B , 4 .747% , 3/22/34 .... 4,209 –
a
5927683.SQ.FTS.B , 5 .372% , 3/22/34 .... 4,609 –
a
5929950.SQ.FTS.B , 5 .431% , 3/22/34 .... 475 –
a
5936987.SQ.FTS.B , 4 .74% , 3/26/34 ..... 631 –
a
5940897.SQ.FTS.B , 3 .93% , 3/27/34 ..... 6,239 –
a
5945156.SQ.FTS.B , 4 .744% , 3/28/34 .... 1,617 –
a
5950020.SQ.FTS.B , 5 .438% , 3/29/34 .... 2,365 –
a
5953421.SQ.FTS.B , 4 .306% , 3/30/34 .... 3,220 –
a
5953778.SQ.FTS.B , 5 .196% , 3/30/34 .... 470 –
a
5955157.SQ.FTS.B , 5 .464% , 3/30/34 .... 946 –
a
5960313.SQ.FTS.B , 3 .937% , 4/03/34 .... 712 –
a
5958081.SQ.FTS.B , 4 .845% , 4/03/34 .... 1,192 –
a
5960150.SQ.FTS.B , 5 .031% , 4/03/34 .... 2,473 –
a
5960372.SQ.FTS.B , 5 .091% , 4/03/34 .... 215 –
a
5961632.SQ.FTS.B , 4 .31% , 4/04/34 ..... 10,451 –
a
5960736.SQ.FTS.B , 5 .441% , 4/04/34 .... 9,716 –
a
5960485.SQ.FTS.B , 5 .447% , 4/04/34 .... 688 –
a
5973170.SQ.FTS.B , 4 .758% , 4/06/34 .... 733 –
a
5977275.SQ.FTS.B , 3 .932% , 4/07/34 .... 12,616 –
a
5977823.SQ.FTS.B , 4 .73% , 4/07/34 ..... 855 –
a
5984496.SQ.FTS.B , 5 .522% , 4/11/34 .... 1,089 –
a
5986301.SQ.FTS.B , 4 .434% , 4/12/34 .... 1,805 –
a
5985197.SQ.FTS.B , 4 .745% , 4/12/34 .... 2,641 –
a
5991306.SQ.FTS.B , 5 .031% , 4/13/34 .... 1,478 –
a
5992494.SQ.FTS.B , 5 .164% , 4/13/34 .... 30 –
a
5993993.SQ.FTS.B , 5 .179% , 4/14/34 .... 738 –
a
6000281.SQ.FTS.B , 4 .515% , 4/17/34 .... 394 –
a
6000300.SQ.FTS.B , 5 .379% , 4/17/34 .... 2,058 –
a
6002949.SQ.FTS.B , 5 .418% , 4/18/34 .... 628 –
a
6010749.SQ.FTS.B , 4 .524% , 4/20/34 .... 1,573 –
a
6012358.SQ.FTS.B , 4 .527% , 4/20/34 .... 924 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
6011014.SQ.FTS.B , 5 .275% , 4/20/34 .... $ 1,410 $ –
a
6012743.SQ.FTS.B , 4 .59% , 4/21/34 ..... 8,938 –
a
6013463.SQ.FTS.B , 5 .19% , 4/21/34 ..... 5,991 –
a
6016649.SQ.FTS.B , 4 .773% , 4/23/34 .... 380 –
a
6016723.SQ.FTS.B , 4 .93% , 4/23/34 ..... 2,068 –
a
6027166.SQ.FTS.B , 4 .534% , 4/26/34 .... 2,396 –
a
6024650.SQ.FTS.B , 4 .757% , 4/26/34 .... 1,830 –
a
6027397.SQ.FTS.B , 5 .199% , 4/26/34 .... 1,633 –
a
6024496.SQ.FTS.B , 5 .538% , 4/26/34 .... 5,106 –
a
6036390.SQ.FTS.B , 5 .013% , 4/28/34 .... 356 –
a
6035360.SQ.FTS.B , 5 .439% , 4/28/34 .... 1,397 –
a
6037075.SQ.FTS.B , 5 .442% , 4/29/34 .... 2,702 –
a
6045560.SQ.FTS.B , 5 .157% , 5/01/34 .... 1,003 –
a
6046999.SQ.FTS.B , 4 .748% , 5/02/34 .... 586 –
a
6047712.SQ.FTS.B , 4 .907% , 5/02/34 .... 8,819 1
a
6047637.SQ.FTS.B , 5 .511% , 5/02/34 .... 629 –
a
6054000.SQ.FTS.B , 4 .909% , 5/03/34 .... 3,298 –
a
6051734.SQ.FTS.B , 5 .443% , 5/03/34 .... 7,797 –
a
6050979.SQ.FTS.B , 5 .536% , 5/03/34 .... 2,052 –
a
6062202.SQ.FTS.B , 3 .93% , 5/07/34 ..... 3,703 –
a
6066747.SQ.FTS.B , 5 .284% , 5/08/34 .... 4,039 –
a
6108715.SQ.FTS.B , 4 .775% , 5/09/34 .... 138 –
a
6123389.SQ.FTS.B , 4 .532% , 5/10/34 .... 404 –
a
6123772.SQ.FTS.B , 4 .901% , 5/10/34 .... 4,168 –
a
6126544.SQ.FTS.B , 4 .725% , 5/12/34 .... 156 –
a
6126498.SQ.FTS.B , 4 .755% , 5/12/34 .... 1,036 –
a
6136825.SQ.FTS.B , 4 .524% , 5/16/34 .... 2,392 –
a
6136354.SQ.FTS.B , 4 .904% , 5/16/34 .... 6,097 –
a
6135095.SQ.FTS.B , 5 .267% , 5/16/34 .... 749 –
a
6142889.SQ.FTS.B , 4 .914% , 5/17/34 .... 1,621 –
a
6143114.SQ.FTS.B , 5 .036% , 5/17/34 .... 1,454 –
a
6140505.SQ.FTS.B , 5 .381% , 5/17/34 .... 3,963 –
a
6140493.SQ.FTS.B , 5 .456% , 5/17/34 .... 189 –
a
6140691.SQ.FTS.B , 5 .533% , 5/17/34 .... 3,669 –
a
6145923.SQ.FTS.B , 4 .757% , 5/18/34 .... 967 –
a
6149563.SQ.FTS.B , 4 .746% , 5/21/34 .... 2,619 –
a
6152853.SQ.FTS.B , 4 .749% , 5/22/34 .... 56,251 3
a
6160881.SQ.FTS.B , 4 .748% , 5/24/34 .... 4,729 –
a
6163213.SQ.FTS.B , 4 .313% , 5/25/34 .... 5,720 1
a
6163054.SQ.FTS.B , 4 .53% , 5/25/34 ..... 7,614 –
a
6165760.SQ.FTS.B , 5 .535% , 5/27/34 .... 2,769 1
a
6183434.SQ.FTS.B , 5 .286% , 6/02/34 .... 527 –
a
6192486.SQ.FTS.B , 4 .747% , 6/06/34 .... 3,185 –
a
6192461.SQ.FTS.B , 5 .528% , 6/06/34 .... 1,203 54
a
6205648.SQ.FTS.B , 4 .751% , 6/08/34 .... 1,955 1
a
6210528.SQ.FTS.B , 5 .284% , 6/11/34 .... 10,451 4

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
6214190.SQ.FTS.B , 5 .414% , 6/12/34 .... $ 610 $ 22
a
6215457.SQ.FTS.B , 5 .423% , 6/13/34 .... 302 –
a
6215908.SQ.FTS.B , 5 .544% , 6/13/34 .... 488 1
a
6220236.SQ.FTS.B , 4 .735% , 6/14/34 .... 669 –
a
6226015.SQ.FTS.B , 5 .031% , 6/15/34 .... 3,446 1
a
6235468.SQ.FTS.B , 5 .031% , 6/17/34 .... 2,236 –
a
6243419.SQ.FTS.B , 5 .031% , 6/20/34 .... 7,274 7
a
6245712.SQ.FTS.B , 4 .906% , 6/21/34 .... 5,446 2
a
6244954.SQ.FTS.B , 5 .379% , 6/21/34 .... 8,954 7
a
6255252.SQ.FTS.B , 4 .748% , 6/24/34 .... 2,186 1
a
6258547.SQ.FTS.B , 5 .469% , 6/27/34 .... 6,260 3
a
6261595.SQ.FTS.B , 4 .969% , 6/28/34 .... 26,584 29
a
6270813.SQ.FTS.B , 5 .46% , 6/30/34 ..... 1,115 1
a
6270889.SQ.FTS.B , 5 .762% , 6/30/34 .... 1,378 2
a
6271434.SQ.FTS.B , 4 .968% , 7/01/34 .... 3,613 282
a
6274028.SQ.FTS.B , 5 .252% , 7/03/34 .... 7,166 6
a
6275869.SQ.FTS.B , 5 .377% , 7/04/34 .... 11,431 769
a
6278505.SQ.FTS.B , 5 .771% , 7/04/34 .... 508 15
a
6281173.SQ.FTS.B , 4 .752% , 7/05/34 .... 574 1
a
6285446.SQ.FTS.B , 4 .968% , 7/06/34 .... 1,582 98
a
6285882.SQ.FTS.B , 5 .255% , 7/07/34 .... 3,875 5
a
6297788.SQ.FTS.B , 5 .444% , 7/12/34 .... 884 2
a
6304026.SQ.FTS.B , 4 .528% , 7/14/34 .... 4,653 433
a
6314871.SQ.FTS.B , 5 .753% , 7/19/34 .... 303 –
a
6319360.SQ.FTS.B , 4 .966% , 7/21/34 .... 5,121 8
a
6318980.SQ.FTS.B , 4 .967% , 7/21/34 .... 1,562 2
a
6320273.SQ.FTS.B , 4 .748% , 7/22/34 .... 25,170 30
a
6321367.SQ.FTS.B , 5 .738% , 7/23/34 .... 661 1
a
6356496.SQ.FTS.B , 5 .126% , 7/25/34 .... 17,258 36
a
6365762.SQ.FTS.B , 4 .751% , 7/28/34 .... 10,292 15
a
6366494.SQ.FTS.B , 5 .682% , 7/29/34 .... 403 1
a
6369144.SQ.FTS.B , 5 .251% , 7/30/34 .... 10,787 28
a
6378771.SQ.FTS.B , 5 .441% , 8/02/34 .... 1,938 3
a
6389131.SQ.FTS.B , 5 .377% , 8/06/34 .... 18,484 21
a
6390695.SQ.FTS.B , 5 .603% , 8/07/34 .... 554 1
a
6406738.SQ.FTS.B , 5 .469% , 8/13/34 .... 2,921 3
a
6412810.SQ.FTS.B , 4 .751% , 8/15/34 .... 10,309 1,103
a
6419039.SQ.FTS.B , 5 .377% , 8/16/34 .... 13,386 17
a
6420892.SQ.FTS.B , 5 .378% , 8/16/34 .... 8,853 52
a
6424077.SQ.FTS.B , 5 .604% , 8/17/34 .... 3,020 8
a
6425168.SQ.FTS.B , 5 .466% , 8/19/34 .... 4,759 19
a
6429767.SQ.FTS.B , 5 .597% , 8/21/34 .... 7,138 44
a
6442143.SQ.FTS.B , 5 .448% , 8/24/34 .... 624 1
a
6444790.SQ.FTS.B , 5 .472% , 8/25/34 .... 2,054 3
a
6450208.SQ.FTS.B , 4 .965% , 8/28/34 .... 2,651 12
a
6452261.SQ.FTS.B , 4 .968% , 8/28/34 .... 17,124 52
Description
Principal
Amount Value
Block, Inc. (continued)
a
6453792.SQ.FTS.B , 5 .471% , 9/01/34 .... $ 10,859 $ 30
a
6458130.SQ.FTS.B , 4 .97% , 9/02/34 ..... 1,801 99
a
6457685.SQ.FTS.B , 5 .25% , 9/02/34 ..... 5,692 303
a
6458789.SQ.FTS.B , 5 .25% , 9/02/34 ..... 637 1
a
6464461.SQ.FTS.B , 5 .749% , 9/04/34 .... 634 2
a
6464900.SQ.FTS.B , 4 .963% , 9/05/34 .... 4,011 12
a
6464819.SQ.FTS.B , 5 .473% , 9/05/34 .... 4,031 5
a
6468011.SQ.FTS.B , 5 .131% , 9/06/34 .... 2,262 3
a
6469480.SQ.FTS.B , 4 .748% , 9/07/34 .... 20,372 85
a
6490386.SQ.FTS.B , 5 .252% , 9/14/34 .... 1,645 8
a
6501697.SQ.FTS.B , 4 .963% , 9/16/34 .... 819 148
a
6502565.SQ.FTS.B , 5 .73% , 9/16/34 ..... 336 1
a
6501410.SQ.FTS.B , 6 .166% , 9/16/34 .... 2,005 4
a
6502765.SQ.FTS.B , 4 .528% , 9/17/34 .... 2,342 11
a
6504374.SQ.FTS.B , 4 .749% , 9/17/34 .... 6,570 19
a
6503327.SQ.FTS.B , 5 .127% , 9/17/34 .... 5,315 21
a
6506259.SQ.FTS.B , 4 .845% , 9/18/34 .... 7,627 37
a
6506724.SQ.FTS.B , 5 .445% , 9/19/34 .... 191 1
a
6509194.SQ.FTS.B , 5 .252% , 9/20/34 .... 9,768 33
a
6516876.SQ.FTS.B , 4 .309% , 9/22/34 .... 3,687 19
a
6524458.SQ.FTS.B , 4 .757% , 9/24/34 .... 1,541 3
a
6526166.SQ.FTS.B , 4 .743% , 9/25/34 .... 747 4
a
6526193.SQ.FTS.B , 5 .364% , 9/25/34 .... 1,054 6
a
6527382.SQ.FTS.B , 4 .528% , 9/27/34 .... 8,363 48
a
6532408.SQ.FTS.B , 4 .964% , 9/28/34 .... 3,788 17
a
6537870.SQ.FTS.B , 5 .593% , 9/29/34 .... 219 17
a
6538002.SQ.FTS.B , 5 .741% , 9/29/34 .... 1,103 7
a
6543316.SQ.FTS.B , 5 .432% , 9/30/34 .... 3,927 14
a
6541945.SQ.FTS.B , 5 .755% , 9/30/34 .... 6,200 37
a
6548015.SQ.FTS.B , 6 .077% , 10/02/34 ... 2,395 10
a
6548822.SQ.FTS.B , 5 .428% , 10/03/34 ... 1,334 5
a
6552657.SQ.FTS.B , 4 .845% , 10/04/34 ... 2,239 9
a
6554014.SQ.FTS.B , 5 .128% , 10/04/34 ... 910 2
a
6562473.SQ.FTS.B , 5 .598% , 10/06/34 ... 15,241 34
a
6567346.SQ.FTS.B , 4 .528% , 10/09/34 ... 936 6
a
6569506.SQ.FTS.B , 5 .18% , 10/10/34 .... 1,090 7
a
6570382.SQ.FTS.B , 5 .438% , 10/10/34 ... 8,264 7
a
6567760.SQ.FTS.B , 5 .747% , 10/10/34 ... 653 3
a
6577330.SQ.FTS.B , 5 .375% , 10/12/34 ... 1,583 9
a
6584579.SQ.FTS.B , 4 .767% , 10/14/34 ... 136 –
a
6590809.SQ.FTS.B , 5 .377% , 10/17/34 ... 2,847 232
a
6590448.SQ.FTS.B , 5 .38% , 10/17/34 .... 1,824 7
a
6591260.SQ.FTS.B , 5 .434% , 10/17/34 ... 2,973 7
a
6589068.SQ.FTS.B , 5 .44% , 10/17/34 .... 6,446 41
a
6593772.SQ.FTS.B , 6 .417% , 10/18/34 ... 7,748 13
a
6596418.SQ.FTS.B , 5 .765% , 10/19/34 ... 802 4

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
6601765.SQ.FTS.B , 5 .18% , 10/21/34 .... $ 2,098 $ 6
a
6607285.SQ.FTS.B , 4 .655% , 10/24/34 ... 7,638 1,855
a
6610631.SQ.FTS.B , 5 .129% , 10/25/34 ... 5,370 19
a
6609951.SQ.FTS.B , 5 .571% , 10/25/34 ... 1,080 292
a
6622368.SQ.FTS.B , 5 .751% , 10/28/34 ... 2,757 22
a
6624836.SQ.FTS.B , 6 .132% , 10/29/34 ... 266 1
a
6627196.SQ.FTS.B , 4 .783% , 11/01/34 ... 191 1
a
6627396.SQ.FTS.B , 5 .569% , 11/01/34 ... 8,593 22
a
6627159.SQ.FTS.B , 5 .768% , 11/01/34 ... 177 48
a
6631659.SQ.FTS.B , 6 .262% , 11/02/34 ... 5,893 23
a
6635230.SQ.FTS.B , 5 .754% , 11/03/34 ... 61,854 303
a
6641603.SQ.FTS.B , 4 .746% , 11/05/34 ... 1,337 3
a
6645579.SQ.FTS.B , 4 .934% , 11/07/34 ... 3,648 1,024
a
6648200.SQ.FTS.B , 5 .756% , 11/08/34 ... 3,585 31
a
6646196.SQ.FTS.B , 6 .276% , 11/08/34 ... 345 2
a
6655118.SQ.FTS.B , 4 .939% , 11/10/34 ... 1,933 22
a
6666031.SQ.FTS.B , 5 .447% , 11/14/34 ... 1,690 10
a
6667033.SQ.FTS.B , 5 .378% , 11/15/34 ... 3,156 31
a
6669109.SQ.FTS.B , 5 .43% , 11/15/34 .... 394 2
a
6669028.SQ.FTS.B , 5 .438% , 11/15/34 ... 981 6
a
6668228.SQ.FTS.B , 6 .16% , 11/15/34 .... 1,149 5
a
6667810.SQ.FTS.B , 6 .249% , 11/15/34 ... 2,693 12
a
6674370.SQ.FTS.B , 5 .753% , 11/17/34 ... 12,265 73
a
6679967.SQ.FTS.B , 5 .189% , 11/18/34 ... 56,591 295
a
6678246.SQ.FTS.B , 6 .409% , 11/18/34 ... 188 1
a
6685190.SQ.FTS.B , 6 .257% , 11/20/34 ... 8,219 52
a
6685864.SQ.FTS.B , 6 .191% , 11/21/34 ... 219 1
a
6689080.SQ.FTS.B , 5 .758% , 11/22/34 ... 3,318 25
a
6692358.SQ.FTS.B , 5 .558% , 11/23/34 ... 1,578 16
a
6692474.SQ.FTS.B , 6 .255% , 11/23/34 ... 7,433 34
a
6696092.SQ.FTS.B , 5 .754% , 11/24/34 ... 1,280 8
a
6705796.SQ.FTS.B , 5 .568% , 11/26/34 ... 7,590 67
a
6707813.SQ.FTS.B , 5 .762% , 11/27/34 ... 271 3
a
6709168.SQ.FTS.B , 5 .189% , 11/29/34 ... 33,347 196
a
6719237.SQ.FTS.B , 4 .749% , 12/01/34 ... 4,055 32
a
6726121.SQ.FTS.B , 4 .754% , 12/03/34 ... 582 5
a
6725887.SQ.FTS.B , 5 .378% , 12/03/34 ... 167 2
a
6733364.SQ.FTS.B , 5 .756% , 12/06/34 ... 4,753 38
a
6735811.SQ.FTS.B , 5 .374% , 12/07/34 ... 1,795 13
a
6746302.SQ.FTS.B , 5 .377% , 12/09/34 ... 1,675 265
a
6744525.SQ.FTS.B , 5 .755% , 12/09/34 ... 48,006 513
a
6746943.SQ.FTS.B , 5 .46% , 12/10/34 .... 669 4
a
6747235.SQ.FTS.B , 5 .562% , 12/10/34 ... 3,203 12
a
6749349.SQ.FTS.B , 4 .727% , 12/12/34 ... 835 8
a
6753977.SQ.FTS.B , 5 .442% , 12/13/34 ... 4,775 56
a
6756917.SQ.FTS.B , 5 .191% , 12/14/34 ... 5,761 64
Description
Principal
Amount Value
Block, Inc. (continued)
a
6756576.SQ.FTS.B , 5 .755% , 12/14/34 ... $ 1,008 $ 8
a
6763757.SQ.FTS.B , 5 .387% , 12/15/34 ... 1,591 12
a
6763456.SQ.FTS.B , 5 .752% , 12/15/34 ... 5,352 61
a
6774564.SQ.FTS.B , 4 .937% , 12/20/34 ... 2,737 958
a
6771935.SQ.FTS.B , 5 .38% , 12/20/34 .... 6,622 83
a
6776773.SQ.FTS.B , 6 .007% , 12/21/34 ... 57,840 373
a
6784616.SQ.FTS.B , 6 .257% , 12/23/34 ... 13,566 66
a
6786396.SQ.FTS.B , 6 .005% , 12/24/34 ... 6,516 117
a
6790513.SQ.FTS.B , 5 .18% , 12/26/34 .... 2,508 21
a
6788880.SQ.FTS.B , 6 .257% , 12/26/34 ... 372 32
a
6791327.SQ.FTS.B , 6 .427% , 12/27/34 ... 647 6
a
6800352.SQ.FTS.B , 4 .94% , 12/29/34 .... 1,614 628
a
6800307.SQ.FTS.B , 5 .386% , 12/29/34 ... 1,066 15
a
6807789.SQ.FTS.B , 4 .74% , 12/30/34 .... 2,456 17
a
6809289.SQ.FTS.B , 5 .19% , 1/02/35 ..... 12,073 115
a
6811597.SQ.FTS.B , 5 .441% , 1/03/35 .... 986 8
a
6812155.SQ.FTS.B , 5 .451% , 1/03/35 .... 2,586 17
a
6811299.SQ.FTS.B , 5 .562% , 1/03/35 .... 329 126
a
6811743.SQ.FTS.B , 6 .251% , 1/03/35 .... 1,691 574
a
6814032.SQ.FTS.B , 5 .577% , 1/05/35 .... 673 8
a
6823837.SQ.FTS.B , 5 .441% , 1/07/35 .... 8,236 118
a
6822498.SQ.FTS.B , 6 .267% , 1/07/35 .... 1,020 11
a
6830462.SQ.FTS.B , 4 .724% , 1/10/35 .... 832 9
a
6829019.SQ.FTS.B , 6 .257% , 1/10/35 .... 2,958 419
a
6832199.SQ.FTS.B , 5 .377% , 1/11/35 .... 2,706 36
a
6833495.SQ.FTS.B , 6 .015% , 1/11/35 .... 379 4
a
6836420.SQ.FTS.B , 5 .377% , 1/12/35 .... 3,658 521
a
6836010.SQ.FTS.B , 5 .566% , 1/12/35 .... 3,628 58
a
6841524.SQ.FTS.B , 4 .773% , 1/13/35 .... 146 57
a
6840245.SQ.FTS.B , 6 .004% , 1/13/35 .... 4,439 2,022
a
6845464.SQ.FTS.B , 5 .567% , 1/15/35 .... 876 12
a
6861516.SQ.FTS.B , 4 .751% , 1/20/35 .... 2,500 25
a
6860790.SQ.FTS.B , 6 .009% , 1/20/35 .... 4,246 44
a
6858335.SQ.FTS.B , 6 .42% , 1/20/35 ..... 705 77
a
6864423.SQ.FTS.B , 5 .566% , 1/21/35 .... 8,861 200
a
6863964.SQ.FTS.B , 6% , 1/21/35 ....... 1,197 17
a
6864699.SQ.FTS.B , 5 .439% , 1/22/35 .... 203 96
a
6865584.SQ.FTS.B , 5 .378% , 1/23/35 .... 15,464 1,787
a
6867693.SQ.FTS.B , 4 .654% , 1/24/35 .... 7,462 107
a
6869515.SQ.FTS.B , 4 .935% , 1/25/35 .... 7,609 94
a
6875513.SQ.FTS.B , 4 .653% , 1/26/35 .... 4,058 1,830
a
6878251.SQ.FTS.B , 5 .566% , 1/27/35 .... 15,208 333
a
6878142.SQ.FTS.B , 5 .576% , 1/27/35 .... 1,481 17
a
6884628.SQ.FTS.B , 6 .263% , 1/29/35 .... 292 45
a
6884701.SQ.FTS.B , 6 .422% , 1/29/35 .... 810 9
a
6888984.SQ.FTS.B , 4 .935% , 1/31/35 .... 9,218 109

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
6888845.SQ.FTS.B , 5 .438% , 1/31/35 .... $ 2,177 $ 24
a
6891737.SQ.FTS.B , 5 .75% , 2/01/35 ..... 1,984 24
a
6903970.SQ.FTS.B , 4 .75% , 2/04/35 ..... 2,610 31
a
6904150.SQ.FTS.B , 5 .377% , 2/04/35 .... 27,246 3,869
a
6904916.SQ.FTS.B , 5 .178% , 2/05/35 .... 99 2
a
6904370.SQ.FTS.B , 6 .161% , 2/05/35 .... 3,220 36
a
6910971.SQ.FTS.B , 5 .376% , 2/08/35 .... 21,142 370
a
6909059.SQ.FTS.B , 6 .263% , 2/08/35 .... 3,599 58
a
6912323.SQ.FTS.B , 5 .189% , 2/09/35 .... 6,967 3,229
a
6923899.SQ.FTS.B , 4 .938% , 2/15/35 .... 7,207 3,883
a
6923831.SQ.FTS.B , 6 .181% , 2/15/35 .... 1,021 21
a
6933459.SQ.FTS.B , 4 .755% , 2/17/35 .... 2,173 32
a
6933558.SQ.FTS.B , 5 .447% , 2/17/35 .... 3,195 72
a
6935864.SQ.FTS.B , 5 .566% , 2/17/35 .... 6,438 3,737
a
6937431.SQ.FTS.B , 4 .94% , 2/18/35 ..... 2,039 45
a
6937013.SQ.FTS.B , 5 .189% , 2/18/35 .... 3,371 1,724
a
6937698.SQ.FTS.B , 5 .193% , 2/18/35 .... 1,399 34
a
6944346.SQ.FTS.B , 4 .78% , 2/21/35 ..... 341 202
a
6944112.SQ.FTS.B , 5 .439% , 2/21/35 .... 7,643 161
a
6945544.SQ.FTS.B , 5 .567% , 2/21/35 .... 747 14
a
6943747.SQ.FTS.B , 5 .756% , 2/21/35 .... 15,422 135
a
6949409.SQ.FTS.B , 4 .78% , 2/22/35 ..... 295 57
a
6952926.SQ.FTS.B , 5 .384% , 2/23/35 .... 994 608
a
6951159.SQ.FTS.B , 6 .006% , 2/23/35 .... 5,681 56
a
6961097.SQ.FTS.B , 6 .264% , 2/25/35 .... 4,906 56
a
6962747.SQ.FTS.B , 5 .442% , 2/26/35 .... 543 10
a
6962536.SQ.FTS.B , 5 .566% , 2/26/35 .... 252 5
a
6962505.SQ.FTS.B , 5 .569% , 2/26/35 .... 881 467
a
6963222.SQ.FTS.B , 6 .165% , 2/27/35 .... 1,355 17
a
6974153.SQ.FTS.B , 4 .936% , 2/28/35 .... 1,599 1,060
a
6967101.SQ.FTS.B , 4 .94% , 2/28/35 ..... 2,832 1,591
a
6970498.SQ.FTS.B , 4 .941% , 2/28/35 .... 226 144
a
6967045.SQ.FTS.B , 5 .183% , 2/28/35 .... 3,977 49
a
6968588.SQ.FTS.B , 5 .192% , 2/28/35 .... 2,456 1,299
a
6972677.SQ.FTS.B , 5 .361% , 2/28/35 .... 353 205
a
6967472.SQ.FTS.B , 5 .377% , 2/28/35 .... 16,292 259
a
6970003.SQ.FTS.B , 5 .566% , 2/28/35 .... 1,387 753
a
6978300.SQ.FTS.B , 5 .567% , 2/28/35 .... 21,968 338
a
6983553.SQ.FTS.B , 4 .938% , 3/01/35 .... 2,540 521
a
6984837.SQ.FTS.B , 4 .66% , 3/02/35 ..... 394 219
a
6986554.SQ.FTS.B , 4 .651% , 3/04/35 .... 1,479 794
a
6986599.SQ.FTS.B , 5 .574% , 3/04/35 .... 1,319 764
a
6987258.SQ.FTS.B , 5 .777% , 3/04/35 .... 1,351 14
a
6986458.SQ.FTS.B , 6 .171% , 3/04/35 .... 108 1
a
6988728.SQ.FTS.B , 6 .245% , 3/05/35 .... 193 101
a
6993229.SQ.FTS.B , 5 .762% , 3/06/35 .... 1,553 32
Description
Principal
Amount Value
Block, Inc. (continued)
a
6990423.SQ.FTS.B , 6 .422% , 3/06/35 .... $ 2,051 $ 47
a
6995688.SQ.FTS.B , 6 .014% , 3/07/35 .... 45 24
a
6995636.SQ.FTS.B , 6 .168% , 3/07/35 .... 300 68
a
6997762.SQ.FTS.B , 6 .179% , 3/07/35 .... 191 2
a
7003292.SQ.FTS.B , 4 .75% , 3/10/35 ..... 12,154 128
a
7003650.SQ.FTS.B , 5 .193% , 3/10/35 .... 2,995 50
a
7009641.SQ.FTS.B , 6 .005% , 3/12/35 .... 12,183 156
a
7016321.SQ.FTS.B , 5 .189% , 3/14/35 .... 38,547 1,007
a
7020839.SQ.FTS.B , 5 .186% , 3/15/35 .... 118 68
a
7020990.SQ.FTS.B , 5 .19% , 3/15/35 ..... 9,252 137
a
7025720.SQ.FTS.B , 5 .378% , 3/17/35 .... 3,925 1,012
a
7027836.SQ.FTS.B , 4 .658% , 3/18/35 .... 364 245
a
7027501.SQ.FTS.B , 5 .384% , 3/18/35 .... 322 217
a
7032794.SQ.FTS.B , 5 .566% , 3/19/35 .... 3,493 979
a
7035906.SQ.FTS.B , 4 .746% , 3/20/35 .... 250 123
a
7043570.SQ.FTS.B , 6 .415% , 3/21/35 .... 27,825 711
a
7044059.SQ.FTS.B , 6 .422% , 3/22/35 .... 1,281 699
a
7054471.SQ.FTS.B , 5 .567% , 3/26/35 .... 1,389 805
a
7063450.SQ.FTS.B , 4 .654% , 3/28/35 .... 18,881 11,474
a
7061463.SQ.FTS.B , 5 .19% , 3/28/35 ..... 14,436 380
a
7061389.SQ.FTS.B , 5 .559% , 3/28/35 .... 1,542 437
a
7067466.SQ.FTS.B , 6 .248% , 3/29/35 .... 1,223 333
a
7068948.SQ.FTS.B , 6 .013% , 3/30/35 .... 3,321 86
a
7069579.SQ.FTS.B , 5 .192% , 4/01/35 .... 1,852 1,299
a
7073426.SQ.FTS.B , 6 .259% , 4/02/35 .... 8,398 5,845
a
7077567.SQ.FTS.B , 5 .375% , 4/03/35 .... 7,677 274
a
7077535.SQ.FTS.B , 5 .414% , 4/03/35 .... 326 170
a
7077718.SQ.FTS.B , 5 .425% , 4/03/35 .... 499 8
a
7080219.SQ.FTS.B , 5 .751% , 4/04/35 .... 292 82
a
7085488.SQ.FTS.B , 4 .934% , 4/05/35 .... 1,797 1,261
a
7088740.SQ.FTS.B , 5 .376% , 4/05/35 .... 9,584 324
a
7087923.SQ.FTS.B , 6 .006% , 4/05/35 .... 9,288 307
a
7086293.SQ.FTS.B , 6 .01% , 4/05/35 ..... 3,474 1,759
a
7091928.SQ.FTS.B , 5 .441% , 4/06/35 .... 205 129
a
7091848.SQ.FTS.B , 5 .749% , 4/06/35 .... 3,720 103
a
7094035.SQ.FTS.B , 4 .943% , 4/09/35 .... 2,873 73
a
7094917.SQ.FTS.B , 5 .574% , 4/09/35 .... 1,356 803
a
7097395.SQ.FTS.B , 5 .189% , 4/10/35 .... 23,684 696
a
7096934.SQ.FTS.B , 5 .373% , 4/10/35 .... 1,485 935
a
7097160.SQ.FTS.B , 5 .752% , 4/10/35 .... 1,160 807
a
7105122.SQ.FTS.B , 4 .937% , 4/12/35 .... 5,247 219
a
7106887.SQ.FTS.B , 5 .19% , 4/12/35 ..... 14,205 352
a
7108113.SQ.FTS.B , 5 .377% , 4/12/35 .... 3,288 2,288
a
7105877.SQ.FTS.B , 6 .178% , 4/12/35 .... 464 238
a
7113491.SQ.FTS.B , 5 .751% , 4/15/35 .... 1,744 56
a
7113005.SQ.FTS.B , 6 .255% , 4/15/35 .... 6,711 54

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7116821.SQ.FTS.B , 5 .189% , 4/16/35 .... $ 28,095 $ 846
a
7115476.SQ.FTS.B , 6 .257% , 4/16/35 .... 6,351 111
a
7121176.SQ.FTS.B , 5 .565% , 4/17/35 .... 3,277 104
a
7118685.SQ.FTS.B , 6 .011% , 4/17/35 .... 1,094 725
a
7120797.SQ.FTS.B , 6 .164% , 4/17/35 .... 20,220 514
a
7123188.SQ.FTS.B , 4 .756% , 4/18/35 .... 423 15
a
7121532.SQ.FTS.B , 5 .567% , 4/18/35 .... 1,181 374
a
7124145.SQ.FTS.B , 6% , 4/18/35 ....... 781 524
a
7124948.SQ.FTS.B , 6 .256% , 4/18/35 .... 1,034 611
a
7134683.SQ.FTS.B , 5 .995% , 4/19/35 .... 1,675 37
a
7143037.SQ.FTS.B , 5 .572% , 4/22/35 .... 27 17
a
7146587.SQ.FTS.B , 6 .257% , 4/23/35 .... 3,110 1,783
a
7147738.SQ.FTS.B , 5 .186% , 4/24/35 .... 6,299 327
a
7154428.SQ.FTS.B , 4 .756% , 4/25/35 .... 2,177 39
a
7151519.SQ.FTS.B , 5 .759% , 4/25/35 .... 7,613 153
a
7156753.SQ.FTS.B , 4 .654% , 4/26/35 .... 4,816 246
a
7163775.SQ.FTS.B , 6 .157% , 4/27/35 .... 661 329
a
7164816.SQ.FTS.B , 5 .382% , 4/28/35 .... 2,455 1,346
a
7164194.SQ.FTS.B , 6 .379% , 4/28/35 .... 163 74
a
7173445.SQ.FTS.B , 4 .933% , 4/30/35 .... 456 338
a
7173156.SQ.FTS.B , 5 .759% , 4/30/35 .... 1,928 48
a
7176877.SQ.FTS.B , 5 .578% , 5/01/35 .... 1,686 936
a
7179248.SQ.FTS.B , 4 .941% , 5/02/35 .... 3,828 1,984
a
7183135.SQ.FTS.B , 5 .388% , 5/02/35 .... 1,534 52
a
7179389.SQ.FTS.B , 5 .566% , 5/02/35 .... 3,065 121
a
7187135.SQ.FTS.B , 4 .656% , 5/03/35 .... 6,101 4,055
a
7185649.SQ.FTS.B , 4 .937% , 5/03/35 .... 4,796 3,543
a
7187093.SQ.FTS.B , 6 .002% , 5/03/35 .... 1,566 36
a
7188188.SQ.FTS.B , 4 .745% , 5/04/35 .... 603 345
a
7192991.SQ.FTS.B , 5 .188% , 5/06/35 .... 3,431 2,569
a
7193396.SQ.FTS.B , 6 .419% , 5/06/35 .... 1,121 14
a
7196348.SQ.FTS.B , 5 .377% , 5/07/35 .... 11,631 253
a
7194348.SQ.FTS.B , 6 .251% , 5/07/35 .... 3,248 76
a
7197655.SQ.FTS.B , 4 .933% , 5/08/35 .... 3,446 1,888
a
7200476.SQ.FTS.B , 6 .01% , 5/08/35 ..... 2,032 72
a
7209211.SQ.FTS.B , 5 .19% , 5/10/35 ..... 14,325 793
a
7208343.SQ.FTS.B , 5 .574% , 5/10/35 .... 87 61
a
7209663.SQ.FTS.B , 5 .759% , 5/10/35 .... 2,737 48
a
7210903.SQ.FTS.B , 4 .653% , 5/11/35 .... 5,395 251
a
7211511.SQ.FTS.B , 5 .377% , 5/11/35 ..... 9,115 434
a
7216608.SQ.FTS.B , 4 .73% , 5/13/35 ..... 540 220
a
7216644.SQ.FTS.B , 5 .382% , 5/13/35 .... 334 193
a
7217049.SQ.FTS.B , 4 .937% , 5/14/35 .... 6,532 241
a
7220570.SQ.FTS.B , 4 .937% , 5/14/35 .... 3,729 2,607
a
7217319.SQ.FTS.B , 4 .939% , 5/14/35 .... 18,370 361
a
7220771.SQ.FTS.B , 5 .573% , 5/14/35 .... 462 332
Description
Principal
Amount Value
Block, Inc. (continued)
a
7224046.SQ.FTS.B , 5 .566% , 5/15/35 .... $ 11,680 $ 6,660
a
7224266.SQ.FTS.B , 5 .759% , 5/15/35 .... 4,521 151
a
7230286.SQ.FTS.B , 5 .565% , 5/16/35 .... 4,840 188
a
7229934.SQ.FTS.B , 6 .259% , 5/16/35 .... 367 37
a
7234707.SQ.FTS.B , 4 .938% , 5/18/35 .... 12,216 9,176
a
7237384.SQ.FTS.B , 5 .756% , 5/20/35 .... 5,724 3,155
a
7244208.SQ.FTS.B , 5 .745% , 5/21/35 .... 710 386
a
7248009.SQ.FTS.B , 5 .377% , 5/22/35 .... 1,241 892
a
7251279.SQ.FTS.B , 5 .756% , 5/23/35 .... 895 548
a
7252493.SQ.FTS.B , 5 .195% , 5/24/35 .... 5,028 57
a
7254093.SQ.FTS.B , 5 .75% , 5/24/35 ..... 2,380 45
a
7255250.SQ.FTS.B , 5 .189% , 5/25/35 .... 1,225 687
a
7255271.SQ.FTS.B , 6 .01% , 5/25/35 ..... 1,140 530
a
7255214.SQ.FTS.B , 6 .013% , 5/25/35 .... 2,026 70
a
7254528.SQ.FTS.B , 6 .413% , 5/25/35 .... 2,827 42
a
7256218.SQ.FTS.B , 5 .759% , 5/26/35 .... 6,270 187
a
7256895.SQ.FTS.B , 6 .26% , 5/26/35 ..... 616 18
a
7261087.SQ.FTS.B , 5 .195% , 5/28/35 .... 1,742 139
a
7263448.SQ.FTS.B , 5 .462% , 5/28/35 .... 204 135
a
7263020.SQ.FTS.B , 5 .994% , 5/28/35 .... 279 191
3,508,589
Freedom Financial Asset Management LLC
APP-09231496.FP.FTS.B , 14 .99% , 6/01/25 2,555 2,557
APP-09130603.FP.FTS.B , 12 .99% , 6/15/25 662 663
APP-09036276.FP.FTS.B , 18 .99% , 6/21/25 1,849 1,857
APP-09302995.FP.FTS.B , 14 .99% , 7/10/25 720 722
APP-09352779.FP.FTS.B , 18 .49% , 7/10/25 663 665
APP-09375788.FP.FTS.B , 18 .49% , 7/10/25 675 681
APP-08970788.FP.FTS.B , 17 .49% , 8/16/25 988 999
APP-09776164.FP.FTS.B , 15 .99% , 8/25/25 1,571 1,587
APP-10450365.FP.FTS.B , 10 .99% , 9/03/25 2,183 2,192
APP-10476920.FP.FTS.B , 8 .99% , 9/06/25 . 2,445 2,456
APP-10400942.FP.FTS.B , 10 .99% , 9/10/25 1,887 1,896
APP-09354577.FP.FTS.B , 18 .49% , 9/11/25 851 854
APP-10561719.FP.FTS.B , 12 .74% , 9/20/25 1,582 1,594
APP-09708653.FP.FTS.B , 13 .24% , 10/01/25 3,171 3,188
APP-10157176.FP.FTS.B , 16 .49% , 10/01/25 3,047 3,083
APP-10203214.FP.FTS.B , 18 .99% , 10/01/25 3,288 3,359
APP-10567121.FP.FTS.B , 13 .24% , 10/20/25 3,088 3,110
APP-10519197.FP.FTS.B , 15 .99% , 10/29/25 5,142 5,203
APP-10606420.FP.FTS.B , 10 .99% , 11/15/25 4,874 4,909
APP-10839237.FP.FTS.B , 10 .99% , 11/15/25 3,935 3,965
APP-11210666.FP.FTS.B , 10 .99% , 11/15/25 3,806 3,834
APP-11237796.FP.FTS.B , 16 .49% , 11/15/25 3,352 3,429
APP-08988851.FP.FTS.B , 16 .99% , 12/01/25 10,051 8,503
APP-11802431.FP.FTS.B , 10 .24% , 12/18/25 2,620 2,641
APP-10746117.FP.FTS.B , 8 .99% , 12/26/25 3,164 3,189
APP-11104135.FP.FTS.B , 11 .49% , 1/03/26 7,939 8,002
APP-11321062.FP.FTS.B , 14 .49% , 1/03/26 589 589
APP-11279539.FP.FTS.B , 15 .99% , 1/09/26 2,345 2,369
APP-12229052.FP.FTS.B , 17 .99% , 1/26/26 4,887 5,065

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-11770041.FP.FTS.B , 15 .99% , 2/02/26 $ 2,947 $ 3,013
APP-11792403.FP.FTS.B , 13 .99% , 2/03/26 8,312 867
APP-11335385.FP.FTS.B , 10 .99% , 2/04/26 3,384 3,406
APP-10480296.FP.FTS.B , 19 .49% , 2/12/26 1,483 1,507
APP-11817724.FP.FTS.B , 20 .74% , 2/12/26 6,178 6,458
APP-11237745.FP.FTS.B , 17 .49% , 2/20/26 2,406 2,442
APP-12125189.FP.FTS.B , 19 .49% , 2/25/26 1,678 1,704
APP-12285827.FP.FTS.B , 13 .24% , 3/01/26 2,715 2,738
APP-11946533.FP.FTS.B , 16 .24% , 3/01/26 6,559 6,696
APP-12236342.FP.FTS.B , 16 .49% , 3/08/26 6,840 7,097
APP-12106220.FP.FTS.B , 18 .99% , 3/12/26 3,500 3,609
APP-12246852.FP.FTS.B , 23 .99% , 3/12/26 1,062 1,068
APP-08739403.FP.FTS.B , 16 .99% , 3/21/26 7,097 7,203
APP-11799543.FP.FTS.B , 13 .24% , 4/12/26 2,791 2,826
APP-08907777.FP.FTS.B , 17 .99% , 4/12/26 2,151 2,204
APP-08698355.FP.FTS.B , 18 .99% , 4/17/26 3,096 3,141
APP-09019999.FP.FTS.B , 13 .49% , 4/22/26 11,015 11,133
APP-10476373.FP.FTS.B , 10 .99% , 4/25/26 3,542 3,581
APP-09087999.FP.FTS.B , 21 .49% , 4/30/26 9,127 9,444
APP-08979983.FP.FTS.B , 19 .99% , 5/01/26 3,566 3,642
APP-08726744.FP.FTS.B , 21 .49% , 5/01/26 11,074 11,340
APP-08741967.FP.FTS.B , 17 .49% , 5/05/26 7,940 8,029
APP-09321377.FP.FTS.B , 17 .49% , 5/15/26 7,479 7,563
APP-08994245.FP.FTS.B , 22 .99% , 5/22/26 1,855 1,861
APP-09352425.FP.FTS.B , 14 .99% , 5/28/26 8,902 9,007
APP-09057834.FP.FTS.B , 18 .99% , 5/29/26 7,455 7,708
APP-08923777.FP.FTS.B , 12 .99% , 5/30/26 7,262 7,355
APP-08970713.FP.FTS.B , 12 .99% , 5/30/26 8,008 8,119
APP-08976475.FP.FTS.B , 20 .99% , 5/30/26 4,211 4,421
APP-08924285.FP.FTS.B , 14 .99% , 5/31/26 5,699 5,774
APP-08974488.FP.FTS.B , 21 .49% , 5/31/26 5,039 5,205
APP-09060458.FP.FTS.B , 22 .49% , 5/31/26 3,320 3,464
APP-09029242.FP.FTS.B , 17 .49% , 6/01/26 14,950 15,140
APP-08847606.FP.FTS.B , 15 .49% , 6/04/26 10,815 10,914
APP-08979954.FP.FTS.B , 12 .99% , 6/05/26 7,615 7,708
APP-09027027.FP.FTS.B , 21 .49% , 6/05/26 8,045 8,423
APP-09074502.FP.FTS.B , 17 .49% , 6/12/26 10,805 10,980
APP-09074432.FP.FTS.B , 19 .99% , 6/12/26 3,891 4,040
APP-08649324.FP.FTS.B , 20 .49% , 6/13/26 8,206 8,489
APP-09045278.FP.FTS.B , 12 .99% , 6/14/26 3,561 3,602
APP-09096903.FP.FTS.B , 12 .99% , 6/15/26 4,777 4,830
APP-08847769.FP.FTS.B , 14 .99% , 6/15/26 4,574 4,631
APP-09029834.FP.FTS.B , 18 .49% , 6/18/26 3,878 3,944
APP-09132903.FP.FTS.B , 18 .99% , 6/18/26 6,689 6,900
APP-09125842.FP.FTS.B , 20 .49% , 6/18/26 2,743 2,768
APP-09281875.FP.FTS.B , 14 .99% , 6/20/26 7,970 8,054
APP-09012359.FP.FTS.B , 23 .49% , 6/23/26 5,378 5,622
APP-09198220.FP.FTS.B , 15 .49% , 6/28/26 3,990 4,112
APP-09238269.FP.FTS.B , 15 .49% , 6/28/26 14,592 14,798
APP-09096348.FP.FTS.B , 18 .99% , 6/28/26 7,619 7,760
APP-09201816.FP.FTS.B , 19 .49% , 6/28/26 3,377 3,529
APP-09355512.FP.FTS.B , 20 .99% , 6/29/26 4,676 4,786
APP-08984739.FP.FTS.B , 17 .49% , 7/01/26 15,236 15,415
APP-09789894.FP.FTS.B , 21 .49% , 7/01/26 8,931 1,853
APP-09717698.FP.FTS.B , 13 .24% , 7/03/26 6,936 7,001
APP-09379010.FP.FTS.B , 22 .49% , 7/04/26 7,957 8,214
APP-09445164.FP.FTS.B , 13 .49% , 7/06/26 10,420 10,524
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-09448166.FP.FTS.B , 14 .99% , 7/07/26 $ 8,687 $ 8,803
APP-09354737.FP.FTS.B , 15 .49% , 7/07/26 2,363 2,390
APP-08684302.FP.FTS.B , 13 .74% , 7/08/26 11,375 11,491
APP-09336762.FP.FTS.B , 12 .99% , 7/10/26 3,706 3,749
APP-09291214.FP.FTS.B , 17 .99% , 7/10/26 9,402 9,649
APP-09351977.FP.FTS.B , 19 .49% , 7/10/26 6,839 7,028
APP-08684475.FP.FTS.B , 18 .99% , 7/11/26 3,402 3,515
APP-09328185.FP.FTS.B , 15 .49% , 7/12/26 11,413 11,563
APP-09045901.FP.FTS.B , 14 .99% , 7/13/26 6,944 7,027
APP-09241097.FP.FTS.B , 20 .49% , 7/15/26 8,078 8,437
APP-09356919.FP.FTS.B , 15 .49% , 7/20/26 9,114 9,262
APP-09015317.FP.FTS.B , 18 .99% , 7/22/26 8,770 3,019
APP-08902866.FP.FTS.B , 20 .49% , 7/23/26 9,595 10,031
APP-08924296.FP.FTS.B , 22 .49% , 7/30/26 12,704 13,384
APP-09331398.FP.FTS.B , 14 .99% , 8/09/26 8,827 8,963
APP-09708763.FP.FTS.B , 17 .49% , 8/10/26 6,708 6,885
APP-09780659.FP.FTS.B , 17 .49% , 8/10/26 10,650 10,812
APP-09780914.FP.FTS.B , 18 .99% , 8/10/26 5,838 6,009
APP-09789653.FP.FTS.B , 23 .49% , 8/10/26 7,311 7,615
APP-09759315.FP.FTS.B , 13 .24% , 8/11/26 7,381 7,464
APP-09593157.FP.FTS.B , 14 .74% , 8/12/26 11,977 7,011
APP-09781342.FP.FTS.B , 17 .99% , 8/12/26 9,020 9,227
APP-09291173.FP.FTS.B , 13 .24% , 8/15/26 8,671 8,772
APP-09778508.FP.FTS.B , 13 .24% , 8/15/26 8,416 8,514
APP-10045496.FP.FTS.B , 14 .49% , 8/15/26 3,523 3,562
APP-09708666.FP.FTS.B , 19 .49% , 8/15/26 7,979 8,289
APP-09766832.FP.FTS.B , 19 .99% , 8/15/26 3,309 688
APP-09242266.FP.FTS.B , 22 .99% , 8/15/26 15,130 15,712
APP-09133899.FP.FTS.B , 22 .99% , 8/16/26 17,030 17,802
APP-09780110.FP.FTS.B , 15 .99% , 8/17/26 15,434 15,645
APP-10214566.FP.FTS.B , 17 .99% , 8/18/26 8,651 8,889
APP-10213964.FP.FTS.B , 18 .99% , 8/18/26 6,603 6,817
APP-10246936.FP.FTS.B , 9 .99% , 8/20/26 . 5,807 5,880
APP-10244412.FP.FTS.B , 14 .24% , 8/20/26 6,377 6,469
APP-09717880.FP.FTS.B , 15 .74% , 8/20/26 8,923 9,055
APP-10195666.FP.FTS.B , 20 .99% , 8/20/26 11,667 12,103
APP-09811789.FP.FTS.B , 22 .49% , 8/20/26 2,798 2,918
APP-10127112.FP.FTS.B , 16 .49% , 8/21/26 5,247 5,339
APP-10233694.FP.FTS.B , 18 .99% , 8/21/26 6,796 7,027
APP-10293482.FP.FTS.B , 11 .99% , 8/22/26 5,393 5,455
APP-09726787.FP.FTS.B , 15 .24% , 8/24/26 5,376 5,461
APP-09787833.FP.FTS.B , 15 .74% , 8/24/26 13,502 13,717
APP-09794319.FP.FTS.B , 15 .74% , 8/24/26 9,107 9,252
APP-09708684.FP.FTS.B , 21 .49% , 8/24/26 18,683 19,427
APP-09759659.FP.FTS.B , 13 .24% , 8/25/26 10,315 10,458
APP-09812236.FP.FTS.B , 13 .24% , 8/26/26 6,811 6,900
APP-08924259.FP.FTS.B , 15 .49% , 8/29/26 10,751 8,232
APP-10352432.FP.FTS.B , 11 .99% , 9/01/26 6,612 6,681
APP-10389562.FP.FTS.B , 17 .49% , 9/05/26 7,327 7,511
APP-10525907.FP.FTS.B , 11 .99% , 9/15/26 7,379 2,397
APP-10400798.FP.FTS.B , 14 .24% , 9/15/26 8,238 8,360
APP-10158390.FP.FTS.B , 12 .49% , 9/21/26 13,166 13,331
APP-09766134.FP.FTS.B , 15 .24% , 9/23/26 8,984 9,132
APP-10209954.FP.FTS.B , 16 .49% , 9/23/26 4,632 4,718
APP-10203826.FP.FTS.B , 13 .24% , 9/25/26 16,908 17,144
APP-10663520.FP.FTS.B , 12 .49% , 9/30/26 13,308 13,494
APP-10211394.FP.FTS.B , 14 .24% , 9/30/26 7,321 7,423

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-10115186.FP.FTS.B , 23 .49% , 10/01/26 $ 8,992 $ 9,430
APP-10206598.FP.FTS.B , 23 .49% , 10/01/26 4,585 4,762
APP-10195837.FP.FTS.B , 11 .99% , 10/02/26 6,135 6,207
APP-10622691.FP.FTS.B , 18 .99% , 10/02/26 5,223 5,425
APP-10210290.FP.FTS.B , 19 .99% , 10/02/26 3,145 3,223
APP-10220069.FP.FTS.B , 11 .99% , 10/04/26 10,562 10,704
APP-10156629.FP.FTS.B , 14 .49% , 10/04/26 3,614 3,659
APP-10229284.FP.FTS.B , 18 .99% , 10/04/26 7,233 1,530
APP-10374305.FP.FTS.B , 11 .99% , 10/05/26 6,901 6,980
APP-10157026.FP.FTS.B , 14 .24% , 10/05/26 5,613 5,692
APP-10692650.FP.FTS.B , 11 .99% , 10/08/26 6,459 6,537
APP-10291582.FP.FTS.B , 17 .49% , 10/09/26 7,549 7,748
APP-10682190.FP.FTS.B , 19 .49% , 10/09/26 8,272 8,624
APP-10477663.FP.FTS.B , 20 .99% , 10/12/26 5,341 5,369
APP-10199991.FP.FTS.B , 16 .99% , 10/15/26 7,596 7,732
APP-10365188.FP.FTS.B , 14 .24% , 10/17/26 5,469 5,554
APP-10463389.FP.FTS.B , 12 .49% , 10/20/26 14,098 14,289
APP-09778451.FP.FTS.B , 18 .99% , 10/20/26 10,202 10,592
APP-10091993.FP.FTS.B , 19 .99% , 10/20/26 8,187 8,506
APP-10432275.FP.FTS.B , 12 .49% , 10/24/26 4,378 4,399
APP-10463469.FP.FTS.B , 18 .99% , 10/24/26 21,000 21,720
APP-10364110.FP.FTS.B , 11 .24% , 10/25/26 17,376 17,628
APP-10476876.FP.FTS.B , 16 .99% , 10/25/26 9,485 9,677
APP-10512737.FP.FTS.B , 17 .49% , 10/25/26 7,707 7,966
APP-10274873.FP.FTS.B , 20 .49% , 10/25/26 7,697 8,042
APP-10352498.FP.FTS.B , 18 .49% , 10/28/26 5,452 5,664
APP-10432641.FP.FTS.B , 15 .49% , 10/29/26 11,514 11,761
APP-10203378.FP.FTS.B , 18 .99% , 11/01/26 2,484 2,490
APP-10583684.FP.FTS.B , 16 .99% , 11/02/26 8,035 8,269
APP-11307937.FP.FTS.B , 11 .99% , 11/08/26 8,450 8,550
APP-09709453.FP.FTS.B , 14 .24% , 11/09/26 6,947 7,029
APP-11099818.FP.FTS.B , 16 .49% , 11/09/26 4,802 4,879
APP-08114000.FP.FTS.B , 13 .24% , 11/10/26 9,169 9,285
APP-10765319.FP.FTS.B , 14 .49% , 11/11/26 2,836 2,872
APP-11395641.FP.FTS.B , 11 .99% , 11/14/26 4,043 4,058
APP-10714394.FP.FTS.B , 11 .99% , 11/15/26 10,991 11,137
APP-10763123.FP.FTS.B , 13 .24% , 11/15/26 18,675 18,923
APP-11304024.FP.FTS.B , 17 .49% , 11/15/26 5,760 5,939
APP-10688392.FP.FTS.B , 21 .99% , 11/15/26 10,915 11,420
APP-10689192.FP.FTS.B , 12 .49% , 11/16/26 14,957 15,169
APP-10768778.FP.FTS.B , 14 .74% , 11/18/26 15,374 15,621
APP-11296028.FP.FTS.B , 23 .49% , 11/19/26 24,136 25,176
APP-10170330.FP.FTS.B , 11 .99% , 11/20/26 5,014 5,082
APP-10756762.FP.FTS.B , 12 .49% , 11/21/26 12,311 12,491
APP-10750422.FP.FTS.B , 17 .49% , 11/21/26 8,764 9,060
APP-10764525.FP.FTS.B , 20 .49% , 11/22/26 8,887 1,897
APP-11103030.FP.FTS.B , 20 .49% , 11/23/26 3,735 3,784
APP-10692601.FP.FTS.B , 22 .49% , 11/23/26 5,162 504
APP-10762415.FP.FTS.B , 17 .99% , 11/24/26 5,699 5,967
APP-11304530.FP.FTS.B , 21 .49% , 11/24/26 21,706 22,624
APP-11333408.FP.FTS.B , 17 .99% , 11/25/26 5,640 5,920
APP-11386113.FP.FTS.B , 18 .99% , 11/25/26 3,161 3,271
APP-10243564.FP.FTS.B , 20 .49% , 11/30/26 10,696 11,220
APP-10776411.FP.FTS.B , 11 .99% , 12/09/26 12,299 12,462
APP-11741440.FP.FTS.B , 19 .99% , 12/16/26 4,557 4,709
APP-10253670.FP.FTS.B , 19 .99% , 12/19/26 3,639 3,775
APP-11312173.FP.FTS.B , 20 .49% , 12/20/26 583 54
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-11283905.FP.FTS.B , 15 .99% , 12/21/26 $ 20,931 $ 21,333
APP-11187285.FP.FTS.B , 12 .49% , 12/22/26 15,495 15,721
APP-11318066.FP.FTS.B , 17 .49% , 12/25/26 6,610 6,840
APP-11361916.FP.FTS.B , 23 .49% , 12/26/26 22,387 23,626
APP-11305667.FP.FTS.B , 20 .49% , 12/27/26 12,102 12,727
APP-11776378.FP.FTS.B , 20 .49% , 12/27/26 16,268 17,041
APP-11124061.FP.FTS.B , 11 .99% , 12/28/26 10,437 10,603
APP-11306747.FP.FTS.B , 14 .24% , 12/28/26 6,401 6,510
APP-11740044.FP.FTS.B , 15 .24% , 12/28/26 17,719 3,765
APP-11800507.FP.FTS.B , 18 .49% , 12/28/26 8,760 9,115
APP-11410923.FP.FTS.B , 23 .49% , 12/28/26 4,464 4,699
APP-11798578.FP.FTS.B , 11 .74% , 12/29/26 17,911 18,194
APP-11789087.FP.FTS.B , 18 .99% , 12/29/26 6,612 6,881
APP-11266733.FP.FTS.B , 11 .99% , 12/30/26 10,731 10,901
APP-11138919.FP.FTS.B , 11 .99% , 1/01/27 4,091 4,124
APP-10537549.FP.FTS.B , 11 .99% , 1/02/27 11,687 11,852
APP-11333109.FP.FTS.B , 15 .99% , 1/03/27 8,250 8,417
APP-11333811.FP.FTS.B , 16 .99% , 1/03/27 6,587 6,788
APP-11265912.FP.FTS.B , 17 .49% , 1/03/27 6,734 635
APP-11323384.FP.FTS.B , 12 .74% , 1/04/27 11,366 11,505
APP-11332983.FP.FTS.B , 18 .99% , 1/04/27 6,801 7,015
APP-11355890.FP.FTS.B , 14 .74% , 1/07/27 16,899 17,163
APP-11389311.FP.FTS.B , 17 .49% , 1/07/27 17,696 18,039
APP-11333372.FP.FTS.B , 18 .49% , 1/07/27 8,703 9,063
APP-11306719.FP.FTS.B , 11 .99% , 1/08/27 6,375 6,467
APP-11128695.FP.FTS.B , 14 .49% , 1/08/27 3,176 3,224
APP-11385154.FP.FTS.B , 18 .99% , 1/08/27 6,756 6,975
APP-11396422.FP.FTS.B , 18 .99% , 1/08/27 8,386 8,669
APP-10916969.FP.FTS.B , 19 .99% , 1/08/27 4,951 5,119
APP-10266247.FP.FTS.B , 21 .99% , 1/08/27 5,532 594
APP-11393205.FP.FTS.B , 21 .99% , 1/08/27 1,036 1,036
APP-10710819.FP.FTS.B , 16 .99% , 1/09/27 3,497 3,517
APP-11380536.FP.FTS.B , 17 .49% , 1/09/27 8,885 9,161
APP-11335531.FP.FTS.B , 16 .99% , 1/10/27 7,976 8,250
APP-12243964.FP.FTS.B , 19 .99% , 1/15/27 6,801 7,101
APP-11277516.FP.FTS.B , 18 .49% , 1/18/27 11,797 12,265
APP-12266273.FP.FTS.B , 23 .74% , 1/18/27 12,657 13,294
APP-10769483.FP.FTS.B , 17 .99% , 1/22/27 12,758 13,190
APP-12231521.FP.FTS.B , 17 .24% , 1/26/27 16,400 16,998
APP-12251026.FP.FTS.B , 11 .24% , 1/27/27 7,388 1,460
APP-12151284.FP.FTS.B , 17 .99% , 1/27/27 9,087 9,564
APP-12241564.FP.FTS.B , 19 .99% , 1/27/27 3,450 3,490
APP-12243989.FP.FTS.B , 21 .99% , 1/27/27 4,677 4,889
APP-10606291.FP.FTS.B , 18 .49% , 1/28/27 2,398 2,420
APP-09940038.FP.FTS.B , 17 .49% , 1/29/27 8,669 9,004
APP-11795116.FP.FTS.B , 11 .74% , 2/04/27 10,936 11,105
APP-11393178.FP.FTS.B , 18 .99% , 2/07/27 8,693 847
APP-11753813.FP.FTS.B , 9 .24% , 2/09/27 . 6,147 6,245
APP-11798862.FP.FTS.B , 16 .49% , 2/09/27 5,888 6,005
APP-11810406.FP.FTS.B , 11 .74% , 2/10/27 21,237 21,573
APP-11787878.FP.FTS.B , 19 .99% , 2/10/27 3,553 3,677
APP-11779303.FP.FTS.B , 10 .99% , 2/11/27 5,319 5,366
APP-11791248.FP.FTS.B , 11 .24% , 2/11/27 16,822 17,109
APP-11795686.FP.FTS.B , 16 .49% , 2/11/27 2,548 2,561
APP-11779953.FP.FTS.B , 16 .74% , 2/11/27 22,847 23,321
APP-11789582.FP.FTS.B , 19 .49% , 2/11/27 6,268 6,515
APP-11805082.FP.FTS.B , 19 .49% , 2/11/27 10,201 10,637

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-11807542.FP.FTS.B , 10 .99% , 2/12/27 $ 16,773 $ 17,033
APP-11694425.FP.FTS.B , 11 .74% , 2/12/27 17,981 18,260
APP-11798052.FP.FTS.B , 18 .49% , 2/12/27 13,828 14,453
APP-11753796.FP.FTS.B , 19 .99% , 2/12/27 7,155 7,475
APP-11805436.FP.FTS.B , 22 .49% , 2/12/27 4,975 5,204
APP-10672023.FP.FTS.B , 18 .49% , 2/15/27 10,131 3,432
APP-10688549.FP.FTS.B , 18 .99% , 2/16/27 15,436 16,070
APP-11339522.FP.FTS.B , 23 .49% , 2/21/27 9,947 10,467
APP-10580822.FP.FTS.B , 18 .49% , 2/22/27 12,526 1,881
APP-11391376.FP.FTS.B , 19 .99% , 2/28/27 12,627 13,175
APP-12228409.FP.FTS.B , 19 .99% , 3/01/27 6,485 6,734
APP-11194668.FP.FTS.B , 14 .24% , 3/03/27 9,792 9,974
APP-11317083.FP.FTS.B , 20 .49% , 3/03/27 5,261 3,896
APP-12189756.FP.FTS.B , 18 .24% , 3/04/27 17,413 1,785
APP-12172287.FP.FTS.B , 19 .99% , 3/07/27 7,988 8,327
APP-12017319.FP.FTS.B , 10 .99% , 3/09/27 13,983 14,199
APP-12130498.FP.FTS.B , 13 .24% , 3/10/27 9,606 9,778
APP-12213871.FP.FTS.B , 19 .99% , 3/11/27 10,251 10,798
APP-12244387.FP.FTS.B , 11 .24% , 3/12/27 13,872 14,122
APP-12250156.FP.FTS.B , 11 .74% , 3/12/27 22,138 22,499
APP-12246518.FP.FTS.B , 13 .24% , 3/13/27 10,932 3,340
APP-12236483.FP.FTS.B , 15 .24% , 3/13/27 18,330 18,922
APP-12050299.FP.FTS.B , 17 .99% , 3/13/27 5,210 5,396
APP-10683987.FP.FTS.B , 12 .49% , 3/16/27 17,816 18,103
APP-10459721.FP.FTS.B , 20 .99% , 3/23/27 21,699 22,670
APP-10550902.FP.FTS.B , 9 .99% , 3/24/27 . 3,016 3,022
APP-10308476.FP.FTS.B , 20 .49% , 3/28/27 5,018 5,129
APP-10156518.FP.FTS.B , 19 .99% , 3/31/27 1,890 1,896
APP-09094872.FP.FTS.B , 14 .99% , 4/01/27 5,446 5,472
APP-11277041.FP.FTS.B , 20 .49% , 4/02/27 12,993 13,519
APP-12180444.FP.FTS.B , 25 .49% , 4/04/27 2,406 2,445
APP-11496336.FP.FTS.B , 11 .24% , 4/11/27 7,994 8,124
APP-11823747.FP.FTS.B , 13 .74% , 4/11/27 5,891 5,995
APP-11799128.FP.FTS.B , 10 .99% , 4/12/27 10,814 11,003
APP-11794186.FP.FTS.B , 14 .74% , 4/12/27 20,966 21,405
APP-11791702.FP.FTS.B , 13 .24% , 4/30/27 10,078 10,193
APP-10315402.FP.FTS.B , 22 .99% , 4/30/27 9,002 9,452
APP-12245031.FP.FTS.B , 19 .99% , 5/12/27 15,002 3,101
APP-11301237.FP.FTS.B , 18 .49% , 6/02/27 9,781 10,247
APP-12077324.FP.FTS.B , 17 .99% , 6/10/27 14,377 15,018
APP-11579250.FP.FTS.B , 11 .24% , 6/15/27 16,140 16,424
APP-10482600.FP.FTS.B , 16 .49% , 6/30/27 5,751 3,830
APP-09447903.FP.FTS.B , 23 .49% , 6/30/27 12,944 8,081
APP-12222310.FP.FTS.B , 18 .24% , 9/21/27 24,336 25,377
APP-10244251.FP.FTS.B , 20 .49% , 9/28/27 13,740 14,351
APP-11800371.FP.FTS.B , 19 .74% , 10/10/27 8,310 8,396
APP-11315623.FP.FTS.B , 15 .49% , 11/02/27 10,345 7,078
APP-11254936.FP.FTS.B , 20 .99% , 3/17/28 2,041 2,041
APP-09335187.FP.FTS.B , 16 .99% , 5/20/35 313 314
APP-08967293.FP.FTS.B , 17 .49% , 5/29/35 258 260
2,404,159
LendingClub Corp. - LCX
165509821.LC.FTS.B , 11 .71% , 4/30/35 ... 442 438
165799463.LC.FTS.B , 12 .4% , 4/30/35 ... 437 435
Description
Principal
Amount Value
LendingClub Corp. - LCX (continued)
163371603.LC.FTS.B , 10 .33% , 5/13/35 ... $ 55 $ 55
928
LendingClub Corp. - LCX PM
182783983.LC.FTS.B , 17 .49% , 5/31/25 ... 936 931
182999357.LC.FTS.B , 18 .44% , 7/08/25 ... 930 926
171045369.LC.FTS.B , 16 .08% , 10/07/25 .. 1,395 1,391
171130012.LC.FTS.B , 17 .3% , 10/09/25 ... 1,614 1,615
170762714.LC.FTS.B , 16 .08% , 10/13/25 .. 2,784 2,777
172960729.LC.FTS.B , 14 .02% , 12/19/25 .. 7,686 –
172424365.LC.FTS.B , 15 .4% , 12/20/25 ... 2,048 2,042
173018414.LC.FTS.B , 13 .33% , 12/22/25 .. 2,791 2,772
173277936.LC.FTS.B , 16 .08% , 12/31/25 .. 8,191 8,197
173400785.LC.FTS.B , 16 .08% , 12/31/25 .. 2,174 2,166
173423229.LC.FTS.B , 16 .08% , 1/04/26 ... 4,104 4,092
173604231.LC.FTS.B , 14 .02% , 1/12/26 ... 3,566 3,500
173663810.LC.FTS.B , 17 .3% , 1/13/26 ... 1,783 1,784
173394313.LC.FTS.B , 16 .08% , 1/16/26 ... 3,680 3,674
173666949.LC.FTS.B , 20 .74% , 1/25/26 ... 2,401 2,418
174084354.LC.FTS.B , 12 .49% , 1/26/26 ... 7,691 7,643
174293135.LC.FTS.B , 14 .74% , 2/04/26 ... 7,286 7,259
174267823.LC.FTS.B , 16 .99% , 2/04/26 ... 3,410 3,422
174297080.LC.FTS.B , 15 .74% , 2/05/26 ... 2,252 2,260
171905795.LC.FTS.B , 16 .08% , 5/15/26 ... 3,743 3,722
181324642.LC.FTS.B , 15 .19% , 10/13/26 .. 19,185 –
181681556.LC.FTS.B , 19 .49% , 10/14/26 .. 6,093 6,156
182220241.LC.FTS.B , 23 .99% , 10/14/26 .. 3,665 3,769
182279442.LC.FTS.B , 21 .99% , 10/15/26 .. 10,038 10,303
182239660.LC.FTS.B , 19 .99% , 10/16/26 .. 6,142 6,213
182337953.LC.FTS.B , 15 .19% , 10/17/26 .. 6,332 6,329
182424479.LC.FTS.B , 28 .99% , 10/19/26 .. 12,696 –
182447710.LC.FTS.B , 18 .44% , 10/20/26 .. 9,816 925
182489147.LC.FTS.B , 18 .99% , 10/20/26 .. 14,122 14,125
182400546.LC.FTS.B , 20 .44% , 10/20/26 .. 2,812 2,836
182381955.LC.FTS.B , 26 .99% , 10/20/26 .. 1,791 1,853
181832576.LC.FTS.B , 27 .49% , 10/21/26 .. 11,317 11,669
182373053.LC.FTS.B , 20 .44% , 10/22/26 .. 8,262 8,369
182135115.LC.FTS.B , 24 .99% , 10/28/26 .. 11,008 11,430
182100249.LC.FTS.B , 28 .99% , 10/28/26 .. 5,450 –
182412380.LC.FTS.B , 23 .99% , 11/01/26 .. 4,231 4,305
182763696.LC.FTS.B , 23 .99% , 11/01/26 .. 6,813 6,953
182249975.LC.FTS.B , 25 .99% , 11/01/26 .. 5,811 5,960
182425449.LC.FTS.B , 15 .44% , 11/02/26 .. 6,865 1,394
182814285.LC.FTS.B , 15 .44% , 11/02/26 .. 11,273 11,091
182871113.LC.FTS.B , 21 .99% , 11/02/26 .. 8,794 8,996
182810881.LC.FTS.B , 28 .99% , 11/02/26 .. 2,873 2,924
182655109.LC.FTS.B , 13 .19% , 11/03/26 .. 2,241 2,216
182715994.LC.FTS.B , 18 .99% , 11/03/26 .. 4,850 4,834
182871003.LC.FTS.B , 24 .99% , 11/03/26 .. 8,219 8,483
182934282.LC.FTS.B , 15 .44% , 11/04/26 .. 5,636 5,623
181746904.LC.FTS.B , 12 .99% , 11/05/26 .. 12,792 12,643
182956744.LC.FTS.B , 16 .49% , 11/05/26 .. 12,257 12,159
182845986.LC.FTS.B , 19 .99% , 11/05/26 .. 3,740 3,778
182433195.LC.FTS.B , 25 .99% , 11/05/26 .. 5,070 –
182834096.LC.FTS.B , 15 .49% , 11/08/26 .. 10,772 10,733
183010490.LC.FTS.B , 16 .49% , 11/08/26 .. 9,073 8,912
182905174.LC.FTS.B , 22 .99% , 11/10/26 .. 10,578 10,823

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
182925771.LC.FTS.B , 23 .99% , 11/12/26 .. $ 18,143 $ 2,224
182761588.LC.FTS.B , Zero Cpn , 11/14/26 9,267 –
183224681.LC.FTS.B , 13 .49% , 11/15/26 .. 6,265 6,243
183101425.LC.FTS.B , 17 .44% , 11/15/26 .. 11,590 11,588
182999628.LC.FTS.B , 17 .74% , 11/15/26 .. 5,062 5,049
182737896.LC.FTS.B , 19 .49% , 11/15/26 .. 8,360 8,451
182379386.LC.FTS.B , 23 .99% , 11/15/26 .. 3,707 3,708
182921002.LC.FTS.B , 23 .99% , 11/15/26 .. 6,108 6,268
182946956.LC.FTS.B , 24 .99% , 11/15/26 .. 9,373 9,634
182962134.LC.FTS.B , 24 .99% , 11/15/26 .. 9,201 9,507
182977646.LC.FTS.B , 16 .99% , 11/16/26 .. 12,540 12,513
183238822.LC.FTS.B , 16 .99% , 11/16/26 .. 9,617 9,508
183287259.LC.FTS.B , 18 .19% , 11/16/26 .. 4,490 4,474
183154136.LC.FTS.B , 18 .49% , 11/16/26 .. 4,723 861
183200190.LC.FTS.B , 19 .49% , 11/16/26 .. 2,553 2,582
182845074.LC.FTS.B , 20 .99% , 11/16/26 .. 13,924 13,956
183239755.LC.FTS.B , 21 .99% , 11/16/26 .. 10,992 11,299
183239325.LC.FTS.B , 24 .99% , 11/16/26 .. 8,244 –
183197788.LC.FTS.B , 25 .99% , 11/16/26 .. 9,267 9,493
183321499.LC.FTS.B , 16 .49% , 11/17/26 .. 1,307 1,308
183253428.LC.FTS.B , 25 .99% , 11/17/26 .. 9,244 9,590
182954228.LC.FTS.B , 13 .49% , 11/18/26 .. 10,794 10,741
183368090.LC.FTS.B , 19 .49% , 11/18/26 .. 4,638 4,701
183287872.LC.FTS.B , 23 .99% , 11/18/26 .. 4,648 4,747
182932552.LC.FTS.B , 13 .19% , 11/19/26 .. 5,893 5,887
183409505.LC.FTS.B , 15 .19% , 11/19/26 .. 12,047 12,030
183394419.LC.FTS.B , 16 .49% , 11/19/26 .. 3,181 –
183391565.LC.FTS.B , 23 .99% , 11/19/26 .. 2,853 2,922
183321695.LC.FTS.B , 21 .49% , 11/21/26 .. 7,303 7,405
183333541.LC.FTS.B , 14 .19% , 11/22/26 .. 8,702 8,684
182980965.LC.FTS.B , 17 .24% , 11/22/26 .. 8,256 8,269
183371257.LC.FTS.B , 17 .74% , 11/22/26 .. 13,109 10,389
183418746.LC.FTS.B , 19 .49% , 11/22/26 .. 12,754 12,942
183434742.LC.FTS.B , 23 .19% , 11/22/26 .. 3,683 3,793
183446729.LC.FTS.B , Zero Cpn , 11/23/26 6,606 –
183436461.LC.FTS.B , 12 .74% , 11/23/26 .. 13,958 13,899
183477091.LC.FTS.B , 13 .19% , 11/23/26 .. 3,899 3,900
183485184.LC.FTS.B , 13 .99% , 11/23/26 .. 2,366 2,367
183298862.LC.FTS.B , 14 .19% , 11/23/26 .. 16,902 13,442
183000324.LC.FTS.B , 15 .44% , 11/23/26 .. 2,729 2,729
183505251.LC.FTS.B , 16 .49% , 11/23/26 .. 4,085 4,093
183447586.LC.FTS.B , 17 .49% , 11/23/26 .. 9,866 –
183425539.LC.FTS.B , 18 .49% , 11/23/26 .. 8,027 7,975
183430694.LC.FTS.B , 18 .49% , 11/23/26 .. 10,743 1,005
183430676.LC.FTS.B , 21 .99% , 11/23/26 .. 10,113 10,422
183407041.LC.FTS.B , 24 .99% , 11/23/26 .. 1,113 1,142
183095344.LC.FTS.B , 13 .44% , 11/24/26 .. 15,652 15,696
183249731.LC.FTS.B , 17 .49% , 11/24/26 .. 5,690 5,688
183149701.LC.FTS.B , 18 .49% , 11/24/26 .. 12,831 12,829
183425358.LC.FTS.B , 18 .49% , 11/24/26 .. 3,363 3,361
183470077.LC.FTS.B , 18 .99% , 11/24/26 .. 10,296 10,284
182933015.LC.FTS.B , 19 .49% , 11/24/26 .. 12,447 10,012
182954964.LC.FTS.B , 19 .49% , 11/24/26 .. 9,149 9,292
183384203.LC.FTS.B , 20 .49% , 11/24/26 .. 6,137 –
183167278.LC.FTS.B , 20 .99% , 11/24/26 .. 11,910 –
183549091.LC.FTS.B , Zero Cpn , 11/26/26 6,397 –
183524584.LC.FTS.B , 13 .19% , 11/26/26 .. 3,901 3,904
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183499818.LC.FTS.B , 16 .44% , 11/26/26 .. $ 16,333 $ 16,167
183525639.LC.FTS.B , 21 .99% , 11/26/26 .. 2,638 2,722
183193272.LC.FTS.B , 15 .44% , 11/27/26 .. 2,115 2,120
183556398.LC.FTS.B , 23 .99% , 11/28/26 .. 4,356 4,489
183476845.LC.FTS.B , 16 .49% , 11/29/26 .. 5,975 5,981
183447683.LC.FTS.B , 20 .44% , 11/29/26 .. 8,402 8,541
183369356.LC.FTS.B , 20 .99% , 11/29/26 .. 2,288 2,299
183304070.LC.FTS.B , 15 .99% , 11/30/26 .. 15,677 15,552
183359968.LC.FTS.B , 16 .49% , 11/30/26 .. 9,094 9,079
183434269.LC.FTS.B , 17 .24% , 11/30/26 .. 3,407 3,397
183585512.LC.FTS.B , 19 .99% , 11/30/26 .. 10,771 10,790
183618524.LC.FTS.B , 22 .99% , 11/30/26 .. 11,611 11,968
183540100.LC.FTS.B , 23 .99% , 11/30/26 .. 3,564 –
183611465.LC.FTS.B , 24 .99% , 11/30/26 .. 5,715 5,918
183633965.LC.FTS.B , 24 .99% , 11/30/26 .. 2,852 2,969
183676944.LC.FTS.B , 17 .24% , 12/01/26 .. 2,589 2,575
183333618.LC.FTS.B , 21 .49% , 12/01/26 .. 4,788 –
183067587.LC.FTS.B , 6% , 12/02/26 ..... 9,335 9,418
183768813.LC.FTS.B , 13 .24% , 12/02/26 .. 6,128 6,078
183699303.LC.FTS.B , 17 .24% , 12/02/26 .. 8,974 –
183789584.LC.FTS.B , Zero Cpn , 12/03/26 8,147 –
183483610.LC.FTS.B , 17 .24% , 12/03/26 .. 10,300 975
183721314.LC.FTS.B , 17 .44% , 12/03/26 .. 7,029 7,001
183746554.LC.FTS.B , 18 .49% , 12/03/26 .. 2,067 2,050
183771895.LC.FTS.B , 21 .99% , 12/03/26 .. 8,260 8,442
182329589.LC.FTS.B , 24 .99% , 12/03/26 .. 4,619 4,691
183877324.LC.FTS.B , 16 .49% , 12/06/26 .. 17,091 16,956
183799901.LC.FTS.B , 17 .74% , 12/06/26 .. 4,344 4,326
183790054.LC.FTS.B , 18 .49% , 12/06/26 .. 2,764 2,752
183882896.LC.FTS.B , 17 .24% , 12/07/26 .. 7,770 7,689
183312099.LC.FTS.B , 18 .99% , 12/07/26 .. 5,044 5,020
183415342.LC.FTS.B , 19 .49% , 12/07/26 .. 13,336 13,236
183762991.LC.FTS.B , 19 .49% , 12/07/26 .. 9,880 9,888
183495228.LC.FTS.B , 20 .44% , 12/07/26 .. 2,696 2,714
183520272.LC.FTS.B , 21 .49% , 12/07/26 .. 9,660 9,736
183885314.LC.FTS.B , 21 .99% , 12/07/26 .. 2,753 2,817
183867910.LC.FTS.B , 23 .99% , 12/07/26 .. 7,055 7,215
183866613.LC.FTS.B , 25 .99% , 12/07/26 .. 4,393 4,491
183492757.LC.FTS.B , 16 .99% , 12/08/26 .. 6,483 6,455
183536773.LC.FTS.B , 19 .74% , 12/08/26 .. 15,738 15,870
183933487.LC.FTS.B , 23 .99% , 12/08/26 .. 7,055 7,218
183999420.LC.FTS.B , 12 .99% , 12/09/26 .. 16,284 16,179
183461812.LC.FTS.B , 16 .74% , 12/09/26 .. 8,360 8,300
183576479.LC.FTS.B , 17 .44% , 12/09/26 .. 10,484 10,447
183996173.LC.FTS.B , 17 .44% , 12/09/26 .. 15,578 15,466
183987324.LC.FTS.B , 23 .99% , 12/09/26 .. 7,545 7,696
183966000.LC.FTS.B , 24 .99% , 12/09/26 .. 2,394 2,468
183970462.LC.FTS.B , 24 .99% , 12/09/26 .. 1,428 1,475
184009395.LC.FTS.B , 9 .49% , 12/10/26 ... 12,771 12,547
184012121.LC.FTS.B , 13 .44% , 12/10/26 .. 7,784 7,751
183680345.LC.FTS.B , 16 .44% , 12/10/26 .. 5,550 5,535
183129988.LC.FTS.B , 16 .99% , 12/10/26 .. 7,565 7,524
183607115.LC.FTS.B , 17 .24% , 12/10/26 .. 10,006 9,910
183793588.LC.FTS.B , 17 .24% , 12/10/26 .. 3,044 3,027
183974150.LC.FTS.B , 19 .99% , 12/10/26 .. 11,958 4,541
184022156.LC.FTS.B , 20 .49% , 12/10/26 .. 4,414 4,446
183611528.LC.FTS.B , 23 .99% , 12/10/26 .. 8,799 8,850

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183970602.LC.FTS.B , 24 .99% , 12/10/26 .. $ 5,713 $ 5,882
183943387.LC.FTS.B , 15 .44% , 12/13/26 .. 9,898 9,838
184056742.LC.FTS.B , 15 .44% , 12/13/26 .. 7,374 –
184033080.LC.FTS.B , 17 .44% , 12/13/26 .. 9,390 9,292
183731402.LC.FTS.B , 19 .44% , 12/13/26 .. 7,108 7,183
184062734.LC.FTS.B , 21 .49% , 12/13/26 .. 2,566 –
184039087.LC.FTS.B , 24 .99% , 12/13/26 .. 4,524 4,661
184051343.LC.FTS.B , 28 .99% , 12/13/26 .. 8,979 9,198
184176824.LC.FTS.B , 14 .99% , 12/14/26 .. 5,861 5,812
183228318.LC.FTS.B , 15 .19% , 12/14/26 .. 14,831 14,454
184144008.LC.FTS.B , 16 .99% , 12/14/26 .. 7,822 7,785
184142978.LC.FTS.B , 17 .44% , 12/14/26 .. 6,491 6,477
184109137.LC.FTS.B , 17 .74% , 12/14/26 .. 7,069 1,257
184114198.LC.FTS.B , 18 .99% , 12/14/26 .. 10,821 10,795
183841644.LC.FTS.B , 19 .99% , 12/14/26 .. 5,819 5,789
184130928.LC.FTS.B , 21 .99% , 12/14/26 .. 7,916 990
183623138.LC.FTS.B , 23 .99% , 12/14/26 .. 5,229 5,340
184107590.LC.FTS.B , 23 .99% , 12/14/26 .. 3,299 3,347
183641094.LC.FTS.B , 24 .99% , 12/14/26 .. 4,777 4,925
183159318.LC.FTS.B , 6% , 12/15/26 ..... 4,426 4,398
183916918.LC.FTS.B , 13 .19% , 12/15/26 .. 9,480 9,445
184198353.LC.FTS.B , 14 .01% , 12/15/26 .. 17,171 13,557
183712326.LC.FTS.B , 15 .44% , 12/15/26 .. 2,754 2,739
184146721.LC.FTS.B , 16 .44% , 12/15/26 .. 6,343 6,278
183603668.LC.FTS.B , 17 .19% , 12/15/26 .. 9,873 471
183809680.LC.FTS.B , 17 .24% , 12/15/26 .. 14,569 14,231
183649794.LC.FTS.B , 21 .49% , 12/15/26 .. 12,109 12,211
183917868.LC.FTS.B , 21 .49% , 12/15/26 .. 8,516 8,609
183905553.LC.FTS.B , 13 .44% , 12/16/26 .. 2,663 2,611
184144886.LC.FTS.B , 15 .19% , 12/16/26 .. 11,754 11,740
183965552.LC.FTS.B , 16 .49% , 12/16/26 .. 6,420 6,394
183706984.LC.FTS.B , 21 .49% , 12/16/26 .. 3,088 3,094
183590285.LC.FTS.B , 21 .99% , 12/16/26 .. 10,283 1,941
183612692.LC.FTS.B , 13 .49% , 12/17/26 .. 5,740 5,713
184223937.LC.FTS.B , 16 .44% , 12/17/26 .. 8,125 8,095
184248806.LC.FTS.B , 18 .49% , 12/17/26 .. 12,364 12,332
184251864.LC.FTS.B , 21 .99% , 12/17/26 .. 4,181 4,277
184214073.LC.FTS.B , 27 .99% , 12/17/26 .. 5,916 6,098
183656375.LC.FTS.B , 14 .44% , 12/18/26 .. 2,770 2,704
183673632.LC.FTS.B , 15 .44% , 12/18/26 .. 6,477 6,376
183874472.LC.FTS.B , 15 .44% , 12/18/26 .. 6,830 6,664
183852446.LC.FTS.B , 17 .99% , 12/18/26 .. 7,132 7,031
184270452.LC.FTS.B , 16 .99% , 12/20/26 .. 6,546 –
184104646.LC.FTS.B , 17 .44% , 12/20/26 .. 8,222 8,216
184283202.LC.FTS.B , 19 .49% , 12/20/26 .. 3,556 3,601
184059193.LC.FTS.B , 21 .99% , 12/20/26 .. 10,537 8,562
184382909.LC.FTS.B , 12 .99% , 12/21/26 .. 8,142 8,110
184130767.LC.FTS.B , 16 .44% , 12/21/26 .. 8,966 8,831
184309308.LC.FTS.B , 17 .24% , 12/21/26 .. 3,937 3,889
184032290.LC.FTS.B , 20 .99% , 12/21/26 .. 9,719 9,586
184358622.LC.FTS.B , 21 .99% , 12/21/26 .. 5,740 5,878
184190300.LC.FTS.B , 16 .49% , 12/22/26 .. 5,236 –
183529593.LC.FTS.B , 17 .49% , 12/22/26 .. 7,708 7,676
183726564.LC.FTS.B , Zero Cpn , 12/23/26 17,151 –
184224030.LC.FTS.B , 15 .49% , 12/23/26 .. 8,472 8,418
184421299.LC.FTS.B , 16 .74% , 12/23/26 .. 3,215 3,216
183436430.LC.FTS.B , 16 .99% , 12/23/26 .. 15,253 15,223
184427346.LC.FTS.B , 19 .74% , 12/23/26 .. 15,063 –
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184321733.LC.FTS.B , 23 .99% , 12/23/26 .. $ 11,758 $ 12,097
184033253.LC.FTS.B , 28 .99% , 12/23/26 .. 4,453 4,598
184040777.LC.FTS.B , 23 .99% , 12/24/26 .. 4,720 4,838
183940387.LC.FTS.B , 19 .99% , 12/25/26 .. 8,260 8,354
184009581.LC.FTS.B , 22 .99% , 12/25/26 .. 16,749 17,201
184283871.LC.FTS.B , 21 .99% , 12/27/26 .. 10,101 1,968
184275242.LC.FTS.B , 23 .99% , 12/27/26 .. 9,406 9,688
184249796.LC.FTS.B , 15 .44% , 12/28/26 .. 6,864 6,860
184172800.LC.FTS.B , 16 .44% , 12/28/26 .. 5,667 5,588
184029644.LC.FTS.B , 17 .49% , 12/28/26 .. 13,292 13,284
183866022.LC.FTS.B , 24 .99% , 12/28/26 .. 6,067 –
183977917.LC.FTS.B , 16 .49% , 12/30/26 .. 13,797 –
184298012.LC.FTS.B , 18 .74% , 12/30/26 .. 2,513 2,509
184017343.LC.FTS.B , 23 .99% , 12/30/26 .. 7,179 672
184066327.LC.FTS.B , 14 .19% , 12/31/26 .. 6,052 6,043
183794746.LC.FTS.B , 21 .99% , 12/31/26 .. 16,090 –
184286578.LC.FTS.B , 17 .49% , 1/01/27 ... 10,138 10,004
184379539.LC.FTS.B , 12 .19% , 1/02/27 ... 12,692 12,406
183888494.LC.FTS.B , 17 .99% , 1/06/27 ... 4,344 4,301
184934200.LC.FTS.B , 23 .49% , 1/11/27 ... 18,278 1,720
184003793.LC.FTS.B , 6% , 1/15/27 ...... 1,421 1,414
184924956.LC.FTS.B , 24 .99% , 1/16/27 ... 10,310 8,418
183499719.LC.FTS.B , 15 .44% , 2/28/27 ... 7,140 2,586
182925976.LC.FTS.B , 18 .99% , 4/03/27 ... 4,032 3,982
183046392.LC.FTS.B , 13 .19% , 4/08/27 ... 12,858 1,240
184013288.LC.FTS.B , 24 .99% , 4/10/27 ... 10,863 11,129
181671017.LC.FTS.B , 19 .49% , 4/14/27 ... 14,565 1,372
182675743.LC.FTS.B , 15% , 4/15/27 ..... 19,365 750
182419678.LC.FTS.B , 19 .99% , 4/25/27 ... 11,674 11,705
182469398.LC.FTS.B , 21 .99% , 5/05/27 ... 10,239 10,408
183710879.LC.FTS.B , 19 .95% , 5/06/27 ... 12,169 12,166
183902344.LC.FTS.B , 17 .49% , 5/07/27 ... 7,207 –
183766454.LC.FTS.B , 16 .99% , 5/10/27 ... 9,742 –
182312904.LC.FTS.B , 28 .99% , 5/18/27 ... 5,196 483
182882013.LC.FTS.B , 24 .99% , 5/24/27 ... 11,185 11,494
184033235.LC.FTS.B , 24 .99% , 5/24/27 ... 13,566 13,944
183805030.LC.FTS.B , 15% , 6/16/27 ..... 14,638 11,439
183844253.LC.FTS.B , 18 .99% , 6/20/27 ... 19,423 –
183437929.LC.FTS.B , 20 .49% , 6/30/27 ... 14,142 14,119
183274263.LC.FTS.B , 15 .44% , 7/01/27 ... 9,720 7,820
183593989.LC.FTS.B , 15% , 7/15/27 ..... 14,956 12,553
183877158.LC.FTS.B , 20 .44% , 7/21/27 ... 7,181 –
184211532.LC.FTS.B , 21 .99% , 7/28/27 ... 19,874 20,150
183270309.LC.FTS.B , 18 .99% , 9/17/27 ... 15,333 1,898
183252907.LC.FTS.B , 16 .49% , 9/23/27 ... 8,587 8,409
182185437.LC.FTS.B , 5% , 10/29/27 ..... 9,473 9,416
184064152.LC.FTS.B , 19 .49% , 10/13/28 .. 16,688 1,445
172830533.LC.FTS.B , Zero Cpn , 1/04/34 . 2,162 –
182406475.LC.FTS.B , 19 .99% , 11/03/34 .. 3,624 –
182766834.LC.FTS.B , Zero Cpn , 11/05/34 8,430 –
182967907.LC.FTS.B , Zero Cpn , 11/09/34 11,871 –
182923608.LC.FTS.B , Zero Cpn , 11/12/34 2,445 –
183248270.LC.FTS.B , 18 .99% , 11/16/34 .. 3,366 –
182863664.LC.FTS.B , 19 .99% , 11/17/34 .. 574 –
183388949.LC.FTS.B , 14 .19% , 11/19/34 .. 1,092 1,088
183473491.LC.FTS.B , 18 .99% , 11/23/34 .. 4,471 3,669
183532866.LC.FTS.B , 15 .99% , 11/24/34 .. 1,174 147
183339903.LC.FTS.B , Zero Cpn , 11/26/34 5,884 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183766217.LC.FTS.B , 16 .49% , 12/06/34 .. $ 2,974 $ –
183558965.LC.FTS.B , 18 .99% , 12/06/34 .. 2,747 –
183532916.LC.FTS.B , 22 .99% , 12/06/34 .. 2,356 293
183915427.LC.FTS.B , 13 .24% , 12/08/34 .. 7,627 –
183942961.LC.FTS.B , 18 .99% , 12/08/34 .. 1,657 –
184091538.LC.FTS.B , Zero Cpn , 12/14/34 2,657 –
184191218.LC.FTS.B , 13 .99% , 12/17/34 .. 714 710
183402493.LC.FTS.B , 22 .99% , 12/18/34 .. 1,255 –
183409645.LC.FTS.B , 5% , 12/20/34 ..... 3,652 3,022
184253510.LC.FTS.B , 18 .49% , 12/21/34 .. 4,885 –
184435348.LC.FTS.B , 17 .99% , 12/23/34 .. 2,074 –
184272023.LC.FTS.B , 19 .49% , 12/23/34 .. 663 665
184415798.LC.FTS.B , 22 .99% , 12/23/34 .. 1,073 1,078
184068690.LC.FTS.B , 18 .49% , 12/25/34 .. 3,461 –
184443285.LC.FTS.B , Zero Cpn , 12/27/34 15,043 –
184149278.LC.FTS.B , 16 .49% , 1/28/35 ... 3,885 –
184090151.LC.FTS.B , 19 .99% , 2/28/35 ... 3,257 –
184168561.LC.FTS.B , 21 .99% , 4/24/35 ... 149 –
183992321.LC.FTS.B , 17 .44% , 4/28/35 ... 16,695 –
184277567.LC.FTS.B , 15 .49% , 4/30/35 ... 177 176
1,689,527
Prosper Funding LLC
1603442.PS.FTS.B , 18 .2% , 7/20/25 ..... 930 931
1672340.PS.FTS.B , 15 .1% , 11/14/25 .... 3,819 3,800
1613481.PS.FTS.B , 19 .78% , 8/11/26 .... 5,532 5,610
1604105.PS.FTS.B , 13 .74% , 8/12/26 .... 10,103 10,052
1614300.PS.FTS.B , 13 .8% , 8/12/26 ..... 1,137 1,132
1613874.PS.FTS.B , 15 .2% , 8/12/26 ..... 3,445 3,444
1613892.PS.FTS.B , 19 .18% , 8/12/26 .... 2,322 2,360
1603823.PS.FTS.B , 28 .4% , 8/12/26 ..... 829 858
1607647.PS.FTS.B , 15% , 8/13/26 ....... 2,748 2,748
1615164.PS.FTS.B , 17% , 8/13/26 ....... 3,508 3,570
1607977.PS.FTS.B , 25 .48% , 8/13/26 .... 1,796 1,861
1604924.PS.FTS.B , 28 .4% , 8/13/26 ..... 2,655 2,755
1605023.PS.FTS.B , 14 .2% , 8/16/26 ..... 5,947 5,924
1608526.PS.FTS.B , 19 .78% , 8/16/26 .... 2,950 2,999
1604936.PS.FTS.B , 25% , 8/16/26 ....... 798 827
1616271.PS.FTS.B , 12 .5% , 8/17/26 ..... 3,963 3,948
1609138.PS.FTS.B , 16 .18% , 8/17/26 .... 5,246 5,224
1611388.PS.FTS.B , 15 .8% , 8/19/26 ..... 6,446 6,439
1612375.PS.FTS.B , 14 .29% , 8/23/26 .... 3,396 3,409
1620525.PS.FTS.B , 16 .4% , 8/24/26 ..... 2,105 2,112
1606978.PS.FTS.B , 13 .3% , 8/25/26 ..... 4,529 4,511
1606780.PS.FTS.B , 29 .08% , 8/25/26 .... 3,110 3,217
1622217.PS.FTS.B , 16 .7% , 9/07/26 ..... 1,510 1,512
1608397.PS.FTS.B , 20 .3% , 9/14/26 ..... 461 459
1605623.PS.FTS.B , 16 .64% , 9/15/26 .... 4,588 4,588
1633221.PS.FTS.B , 18 .13% , 9/17/26 .... 13,337 13,336
1628728.PS.FTS.B , 12 .5% , 9/22/26 ..... 2,441 2,436
1628947.PS.FTS.B , 12 .5% , 9/23/26 ..... 3,837 3,829
1635660.PS.FTS.B , 12 .87% , 9/23/26 .... 3,525 3,513
1625255.PS.FTS.B , 13 .2% , 9/23/26 ..... 2,821 2,815
1636926.PS.FTS.B , 11 .6% , 9/24/26 ..... 3,956 3,950
1629340.PS.FTS.B , 12 .9% , 9/24/26 ..... 3,530 449
1636506.PS.FTS.B , 15 .18% , 9/24/26 .... 7,300 –
1634442.PS.FTS.B , 13 .93% , 9/26/26 .... 3,403 3,390
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1630456.PS.FTS.B , 12 .76% , 9/27/26 .... $ 5,253 $ 5,247
1630438.PS.FTS.B , 15 .29% , 9/27/26 .... 3,638 3,662
1630432.PS.FTS.B , 15 .9% , 9/27/26 ..... 4,405 4,434
1628431.PS.FTS.B , 16 .64% , 9/30/26 .... 4,557 4,560
1624733.PS.FTS.B , 16 .33% , 10/17/26 ... 2,629 2,633
1655382.PS.FTS.B , 12 .8% , 10/27/26 .... 12,928 12,879
1655400.PS.FTS.B , 13 .7% , 10/27/26 .... 2,246 2,251
1648636.PS.FTS.B , 15 .2% , 10/27/26 .... 765 767
1645256.PS.FTS.B , 16 .33% , 10/27/26 ... 3,112 3,118
1645934.PS.FTS.B , 10 .5% , 10/28/26 .... 2,999 2,989
1649530.PS.FTS.B , 13 .5% , 10/28/26 .... 2,759 2,767
1649821.PS.FTS.B , 13 .66% , 10/28/26 ... 2,216 2,209
1649653.PS.FTS.B , 14 .7% , 10/28/26 .... 2,670 2,677
1646096.PS.FTS.B , 15 .1% , 10/28/26 .... 2,405 2,411
1646336.PS.FTS.B , 16 .33% , 10/28/26 ... 8,178 8,197
1657014.PS.FTS.B , 10 .5% , 10/29/26 .... 13,118 13,216
1650649.PS.FTS.B , 13 .8% , 10/31/26 .... 3,123 3,136
1657476.PS.FTS.B , 13 .8% , 11/01/26 .... 5,898 5,868
1658550.PS.FTS.B , 9 .45% , 11/02/26 .... 5,531 5,486
1651418.PS.FTS.B , 11 .6% , 11/05/26 ..... 761 755
1650998.PS.FTS.B , 12 .7% , 11/05/26 .... 5,805 5,758
1660986.PS.FTS.B , 16 .8% , 11/05/26 .... 10,252 10,209
1654327.PS.FTS.B , 22 .55% , 11/05/26 .... 3,595 3,716
1651841.PS.FTS.B , 15 .4% , 11/08/26 .... 2,212 2,206
1665054.PS.FTS.B , 16 .93% , 11/08/26 .... 9,901 9,869
1665906.PS.FTS.B , 11 .7% , 11/09/26 ..... 3,051 3,030
1652894.PS.FTS.B , 12 .7% , 11/09/26 .... 3,379 3,353
1658878.PS.FTS.B , 12 .98% , 11/09/26 .... 9,714 9,645
1659130.PS.FTS.B , 15 .18% , 11/09/26 .... 5,614 5,599
1652711.PS.FTS.B , 16 .2% , 11/09/26 ..... 5,084 5,165
1654496.PS.FTS.B , 11 .79% , 11/10/26 .... 3,819 3,793
1660783.PS.FTS.B , 11 .7% , 11/12/26 ..... 6,865 6,821
1659238.PS.FTS.B , 10 .8% , 11/15/26 .... 2,833 2,809
1656380.PS.FTS.B , 10 .9% , 11/15/26 .... 3,008 2,991
1658161.PS.FTS.B , 13 .3% , 11/15/26 .... 4,283 3,587
1653277.PS.FTS.B , 13 .8% , 11/16/26 .... 9,588 9,526
1654759.PS.FTS.B , 11 .89% , 11/19/26 .... 1,848 1,833
1660438.PS.FTS.B , 16% , 11/19/26 ...... 2,061 2,091
1645613.PS.FTS.B , 12 .62% , 11/20/26 .... 5,293 5,266
1665885.PS.FTS.B , 13 .7% , 11/27/26 .... 11,899 1,618
1659142.PS.FTS.B , 14 .6% , 11/30/26 .... 3,409 3,388
1672670.PS.FTS.B , 12% , 12/14/26 ...... 2,811 2,785
1679077.PS.FTS.B , 15 .12% , 12/15/26 ... 8,390 8,349
1685964.PS.FTS.B , 15 .29% , 12/15/26 ... 8,409 8,368
1672964.PS.FTS.B , 28 .23% , 12/15/26 ... 4,946 5,131
1680172.PS.FTS.B , 13 .4% , 12/16/26 .... 4,915 4,894
1680709.PS.FTS.B , 10 .5% , 12/17/26 .... 7,857 7,793
1681081.PS.FTS.B , 11 .33% , 12/20/26 .... 3,798 3,769
1681270.PS.FTS.B , 13 .08% , 12/20/26 ... 2,854 2,832
1677662.PS.FTS.B , 18 .25% , 12/23/26 ... 9,626 9,822
1659106.PS.FTS.B , 22 .55% , 5/09/27 .... 5,961 6,205
1656207.PS.FTS.B , 23 .64% , 5/27/27 .... 13,630 8,824
1656341.PS.FTS.B , 15 .29% , 6/15/27 .... 9,352 7,831
1630162.PS.FTS.B , 16 .33% , 8/22/27 .... 15,217 15,013
1668165.PS.FTS.B , 22 .6% , 10/12/27 .... 3,558 –
1650670.PS.FTS.B , 16 .3% , 10/29/34 .... 15 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1674668.PS.FTS.B , 12 .65% , 12/17/34 ... $ 16 $ 5
401,164
Upgrade, Inc.
24677388.UG.FTS.B , 29 .69% , 9/06/25 ... 1,363 1,390
24789598.UG.FTS.B , 25 .26% , 11/27/27 .. 103 103
24909623.UG.FTS.B , Zero Cpn , 12/08/29 . 21,013 1,618
3,111
Upgrade, Inc. - Card
991373345.UG.FTS.B , 29 .49% , 5/30/25 .. 8 9
991216602.UG.FTS.B , 29 .48% , 6/05/25 .. 62 63
991014881.UG.FTS.B , 20 .46% , 6/07/25 .. 51 51
991031396.UG.FTS.B , 29 .49% , 6/09/25 .. 4 4
991253923.UG.FTS.B , 25 .95% , 6/16/25 .. 93 6
991175975.UG.FTS.B , 19 .99% , 6/18/25 .. 21 21
991237119.UG.FTS.B , 28 .98% , 6/19/25 .. 233 237
991247481.UG.FTS.B , 29 .49% , 6/29/25 .. 279 19
991293334.UG.FTS.B , 16 .99% , 7/13/25 .. 532 43
991146431.UG.FTS.B , 28 .98% , 7/17/25 .. 14 14
991103642.UG.FTS.B , 29 .49% , 7/19/25 .. 16 1
991180111.UG.FTS.B , 29 .49% , 7/21/25 ... 30 30
991072361.UG.FTS.B , 21 .46% , 8/10/25 .. 193 167
991226484.UG.FTS.B , 21 .46% , 8/10/25 .. 234 202
991168160.UG.FTS.B , 21 .46% , 8/16/25 .. 42 43
991329135.UG.FTS.B , 19 .8% , 9/17/25 ... 2,156 2,176
991148239.UG.FTS.B , 29 .49% , 9/20/25 .. 270 229
991149182.UG.FTS.B , 28 .48% , 9/21/25 .. 44 44
991152518.UG.FTS.B , 18 .97% , 9/23/25 .. 74 76
991176181.UG.FTS.B , 19 .99% , 9/23/25 .. 602 621
991179044.UG.FTS.B , 21 .46% , 9/29/25 .. 304 309
991284608.UG.FTS.B , 21 .98% , 10/04/25 . 174 175
991233872.UG.FTS.B , 17 .99% , 10/05/25 . 57 50
991054408.UG.FTS.B , 28 .98% , 10/08/25 . 175 178
991091518.UG.FTS.B , 29 .49% , 10/15/25 . 104 –
991169822.UG.FTS.B , 29 .49% , 10/17/25 . 244 249
991131752.UG.FTS.B , 29 .49% , 10/20/25 . 54 54
991299072.UG.FTS.B , 29 .49% , 10/23/25 . 140 12
991025029.UG.FTS.B , 21 .46% , 11/09/25 . 109 40
991258611.UG.FTS.B , 21 .98% , 11/14/25 . 818 826
991237888.UG.FTS.B , 28 .98% , 11/15/25 . 212 214
991191984.UG.FTS.B , 29 .49% , 11/17/25 . 42 7
991100555.UG.FTS.B , 29 .49% , 11/20/25 . 437 448
991239091.UG.FTS.B , 29 .49% , 11/20/25 . 412 11
991168137.UG.FTS.B , 19 .8% , 11/21/25 .. 97 84
991124779.UG.FTS.B , 29 .49% , 11/22/25 . 72 74
991182716.UG.FTS.B , 21 .98% , 11/26/25 . 109 95
991326057.UG.FTS.B , 29 .49% , 11/28/25 . 64 65
991216498.UG.FTS.B , 19 .99% , 12/05/25 . 2,210 57
991300215.UG.FTS.B , 21 .46% , 12/08/25 . 46 40
991112802.UG.FTS.B , 28 .98% , 12/22/25 . 508 –
991123245.UG.FTS.B , 26 .94% , 12/23/25 . 366 367
991269532.UG.FTS.B , 29 .46% , 1/05/26 .. 78 81
991421184.UG.FTS.B , 29 .49% , 1/06/26 .. 131 108
991238529.UG.FTS.B , 19 .8% , 1/16/26 ... 726 732
991131037.UG.FTS.B , 21 .46% , 2/08/26 .. 173 147
991217112.UG.FTS.B , 6% , 2/25/26 ...... 189 192
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991358540.UG.FTS.B , 14 .98% , 3/15/26 .. $ 310 $ 312
991217394.UG.FTS.B , 29 .49% , 5/20/26 .. 87 70
991161030.UG.FTS.B , 29 .49% , 6/18/26 .. 100 103
991119833.UG.FTS.B , 19 .21% , 9/20/26 .. 615 438
991180816.UG.FTS.B , 29 .49% , 9/23/26 .. 146 113
991215907.UG.FTS.B , 16 .99% , 11/12/26 . 819 841
991164893.UG.FTS.B , 19 .99% , 11/13/26 . 16 16
991087378.UG.FTS.B , 21 .36% , 11/15/26 . 368 86
991120297.UG.FTS.B , 22 .97% , 11/23/26 . 1,316 1,347
991356469.UG.FTS.B , 16 .99% , 12/07/26 . 11 11
991265247.UG.FTS.B , 16 .99% , 12/12/26 . 231 239
991359359.UG.FTS.B , 15 .99% , 12/14/26 . 332 342
991467528.UG.FTS.B , 15 .99% , 12/14/26 . 198 205
991326633.UG.FTS.B , 21 .99% , 12/19/26 . 376 388
991389147.UG.FTS.B , 22 .36% , 12/19/26 . 15 15
991127641.UG.FTS.B , 29 .49% , 12/22/26 . 354 25
991020944.UG.FTS.B , 15 .99% , 1/06/27 .. 1,771 1,820
991058306.UG.FTS.B , 20 .46% , 2/11/27 .. 505 105
991252958.UG.FTS.B , 18 .97% , 2/24/27 .. 294 192
991218283.UG.FTS.B , 14 .98% , 2/27/27 .. 3,417 2,328
991226691.UG.FTS.B , 15 .99% , 3/06/27 .. 156 164
991249712.UG.FTS.B , 15 .99% , 3/06/27 .. 1,956 2,039
991080210.UG.FTS.B , 28 .98% , 6/08/27 .. 290 290
991418120.UG.FTS.B , 14 .98% , 7/13/27 .. 164 12
991418802.UG.FTS.B , 29 .49% , 8/10/27 .. 96 67
991299503.UG.FTS.B , 17 .99% , 8/27/27 .. 282 175
991162953.UG.FTS.B , 26 .94% , 9/27/27 .. 158 96
991098718.UG.FTS.B , 23 .95% , 12/09/27 . 505 503
991225567.UG.FTS.B , 19 .8% , 1/18/28 ... 239 234
991266262.UG.FTS.B , 19 .8% , 2/16/28 ... 1,305 1,275
991262312.UG.FTS.B , 29 .49% , 2/29/28 .. 144 144
991383601.UG.FTS.B , 20 .97% , 3/29/28 .. 238 28
991188769.UG.FTS.B , 21 .46% , 4/25/28 .. 5 5
991223479.UG.FTS.B , 29 .49% , 7/18/28 .. 192 118
991089483.UG.FTS.B , 29 .49% , 11/15/28 . 148 146
991102474.UG.FTS.B , 29 .49% , 11/16/28 . 2,500 231
991218561.UG.FTS.B , 20 .47% , 11/17/28 . 5 –
991158478.UG.FTS.B , 29 .49% , 3/27/29 .. 13 1
991023261.UG.FTS.B , 29 .49% , 11/08/29 . 72 5
991197071.UG.FTS.B , 21 .98% , 11/09/29 . 218 219
991085469.UG.FTS.B , 20 .46% , 11/17/29 . 3 3
991093210.UG.FTS.B , 28 .98% , 11/17/29 . 1 –
991151893.UG.FTS.B , 23 .95% , 11/18/29 . 63 64
991191830.UG.FTS.B , 22 .95% , 11/21/29 . 1 –
991180960.UG.FTS.B , 29 .49% , 11/29/29 . 18 1
991202795.UG.FTS.B , 19 .8% , 12/04/29 .. 54 4
991212387.UG.FTS.B , 17 .97% , 12/05/29 . 310 22
991362465.UG.FTS.B , 17 .99% , 12/05/29 . 2 –
991331833.UG.FTS.B , 29 .49% , 12/07/29 . 1 –
991373941.UG.FTS.B , 20 .46% , 12/10/29 . 1 1
991407951.UG.FTS.B , 19 .8% , 12/14/29 .. 41 3
991437221.UG.FTS.B , 21 .46% , 12/14/29 . 3 –
991478169.UG.FTS.B , 17 .99% , 12/15/29 . 231 16
991283292.UG.FTS.B , 21 .46% , 12/15/29 . 3 3
991070598.UG.FTS.B , 28 .98% , 1/16/30 .. 62 62
991075118.UG.FTS.B , 29 .49% , 2/07/30 .. 76 76
991231578.UG.FTS.B , 18 .97% , 2/12/30 .. 3 3
991060645.UG.FTS.B , 19 .8% , 2/13/30 ... 19 19

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991239064.UG.FTS.B , 23 .95% , 2/13/30 .. $ 22 $ 20
991134666.UG.FTS.B , 21 .98% , 2/16/30 .. 78 6
991259944.UG.FTS.B , 29 .49% , 2/17/30 .. 3 3
991177091.UG.FTS.B , 28 .98% , 2/19/30 .. 58 14
991180574.UG.FTS.B , 26 .94% , 2/20/30 .. 14 14
991137442.UG.FTS.B , 21 .46% , 2/25/30 .. 59 55
991451736.UG.FTS.B , 19 .8% , 3/10/30 ... 54 10
991152322.UG.FTS.B , 26 .94% , 3/27/30 .. 551 460
991216328.UG.FTS.B , 26 .94% , 3/27/30 .. 111 92
991139033.UG.FTS.B , 29 .49% , 4/21/30 .. 342 23
991084445.UG.FTS.B , 28 .98% , 5/17/30 .. 28 5
991104826.UG.FTS.B , 29 .49% , 5/20/30 .. 2 2
991116156.UG.FTS.B , 29 .49% , 5/20/30 .. 31 32
991171681.UG.FTS.B , 17 .99% , 5/25/30 .. 10 10
991223413.UG.FTS.B , 28 .98% , 5/28/30 .. 4 4
24,446
Upstart Network, Inc.
L1410769.UP.FTS.B , 17 .3% , 7/09/26 .... 1,558 1,528
L1410682.UP.FTS.B , 18 .43% , 7/09/26 .... 3,129 3,070
L1410871.UP.FTS.B , 19 .36% , 7/09/26 .... 1,387 1,361
L1406959.UP.FTS.B , 19 .7% , 7/09/26 .... 897 881
L1612245.UP.FTS.B , 7 .13% , 8/23/26 .... 1,443 1,400
L1612759.UP.FTS.B , 7 .7% , 8/23/26 ..... 1,679 1,639
L1613031.UP.FTS.B , 10 .95% , 8/23/26 .... 4,675 4,597
L1612198.UP.FTS.B , 11 .94% , 8/23/26 .... 4,195 4,117
L1606587.UP.FTS.B , 14 .39% , 8/23/26 .... 16,879 16,571
L1611811.UP.FTS.B , 15 .17% , 8/23/26 .... 8,825 640
FW1613143.UP.FTS.B , 19 .39% , 8/23/26 .. 7,325 7,215
L1611808.UP.FTS.B , 20 .24% , 8/23/26 .... 3,707 3,649
FW1613287.UP.FTS.B , 21 .05% , 8/23/26 .. 1,030 1,015
L1611961.UP.FTS.B , 21 .45% , 8/23/26 .... 2,076 2,045
L1612389.UP.FTS.B , 21 .85% , 8/23/26 .... 2,366 2,333
FW1613265.UP.FTS.B , 23 .28% , 8/23/26 .. 2,324 2,290
L1605896.UP.FTS.B , 25 .03% , 8/23/26 .... 12,922 9,191
L1612867.UP.FTS.B , 25 .04% , 8/23/26 .... 714 704
L1612430.UP.FTS.B , 25 .3% , 8/23/26 .... 438 431
L1610778.UP.FTS.B , 25 .4% , 8/23/26 .... 1,639 1,617
L1613041.UP.FTS.B , 26 .53% , 8/23/26 .... 2,089 2,061
FW1612948.UP.FTS.B , 30 .7% , 8/23/26 ... 4,267 4,212
FW1598463.UP.FTS.B , 30 .71% , 8/23/26 .. 8,210 584
L1613929.UP.FTS.B , 6 .38% , 8/24/26 .... 4,479 4,343
L1613779.UP.FTS.B , 8 .38% , 8/24/26 .... 4,328 4,224
L1614080.UP.FTS.B , 9 .53% , 8/24/26 .... 935 913
L1617085.UP.FTS.B , 12 .5% , 8/24/26 .... 3,991 3,919
L1613838.UP.FTS.B , 13 .27% , 8/24/26 .... 330 324
L1614941.UP.FTS.B , 13 .72% , 8/24/26 .... 3,834 220
FW1614076.UP.FTS.B , 14 .66% , 8/24/26 .. 3,369 3,308
L1617016.UP.FTS.B , 15 .82% , 8/24/26 .... 6,045 5,983
L1616977.UP.FTS.B , 16 .49% , 8/24/26 .... 799 790
L1617004.UP.FTS.B , 16 .62% , 8/24/26 .... 2,112 2,091
L1613683.UP.FTS.B , 16 .65% , 8/24/26 .... 2,238 2,216
FW1613769.UP.FTS.B , 16 .69% , 8/24/26 .. 1,754 1,728
L1616581.UP.FTS.B , 16 .94% , 8/24/26 .... 1,042 1,032
L1614751.UP.FTS.B , 17 .63% , 8/24/26 .... 5,284 5,207
L1614375.UP.FTS.B , 18 .88% , 8/24/26 .... 2,909 2,866
L1616929.UP.FTS.B , 19 .05% , 8/24/26 .... 3,645 3,591
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1613574.UP.FTS.B , 19 .14% , 8/24/26 .... $ 1,095 $ 1,079
L1618259.UP.FTS.B , 19 .27% , 8/24/26 .... 2,926 2,880
L1617537.UP.FTS.B , 20 .26% , 8/24/26 .... 1,372 1,352
L1613128.UP.FTS.B , 21 .09% , 8/24/26 .... 19,770 19,463
L1614925.UP.FTS.B , 21 .15% , 8/24/26 .... 320 316
L1617008.UP.FTS.B , 21 .28% , 8/24/26 .... 1,222 1,203
FW1617548.UP.FTS.B , 21 .5% , 8/24/26 ... 1,812 1,785
L1615113.UP.FTS.B , 21 .5% , 8/24/26 ..... 1,159 1,142
FW1616680.UP.FTS.B , 21 .59% , 8/24/26 .. 4,540 4,475
L1617314.UP.FTS.B , 23 .08% , 8/24/26 .... 940 927
FW1614723.UP.FTS.B , 23 .32% , 8/24/26 .. 5,806 5,723
FW1614111.UP.FTS.B , 23 .36% , 8/24/26 .. 4,647 4,583
L1617338.UP.FTS.B , 23 .46% , 8/24/26 .... 980 966
L1617363.UP.FTS.B , 23 .46% , 8/24/26 .... 2,999 2,972
FW1616273.UP.FTS.B , 23 .5% , 8/24/26 ... 354 349
L1616072.UP.FTS.B , 24% , 8/24/26 ...... 2,126 2,097
L1599086.UP.FTS.B , 24 .44% , 8/24/26 .... 3,057 3,016
L1617884.UP.FTS.B , 24 .99% , 8/24/26 .... 475 469
L1617253.UP.FTS.B , 25 .15% , 8/24/26 .... 5,557 5,480
FW1591289.UP.FTS.B , 25 .18% , 8/24/26 .. 1,350 1,332
L1613599.UP.FTS.B , 25 .21% , 8/24/26 .... 994 980
L1616132.UP.FTS.B , 25 .25% , 8/24/26 .... 477 470
L1614231.UP.FTS.B , 25 .4% , 8/24/26 .... 757 746
FW1618114.UP.FTS.B , 25 .78% , 8/24/26 .. 1,282 1,264
FW1616600.UP.FTS.B , 27 .4% , 8/24/26 ... 2,907 2,869
FW1617924.UP.FTS.B , 27 .4% , 8/24/26 ... 3,271 3,228
FW1614841.UP.FTS.B , 27 .56% , 8/24/26 .. 1,017 1,004
FW1614066.UP.FTS.B , 29 .58% , 8/24/26 .. 2,267 2,240
FW1617836.UP.FTS.B , 29 .73% , 8/24/26 .. 2,178 154
FW1613869.UP.FTS.B , 30 .42% , 8/24/26 .. 553 546
FW1614135.UP.FTS.B , 30 .54% , 8/24/26 .. 5,625 5,558
FW1615250.UP.FTS.B , 30 .57% , 8/24/26 .. 702 694
FW1615073.UP.FTS.B , 30 .97% , 8/24/26 .. 1,289 1,273
FW1612909.UP.FTS.B , 31 .01% , 8/24/26 .. 290 287
FW1614110.UP.FTS.B , 32 .03% , 8/24/26 .. 1,790 1,769
L1619126.UP.FTS.B , 9 .43% , 8/25/26 .... 3,142 3,068
L1619565.UP.FTS.B , 11 .35% , 8/25/26 .... 2,625 2,576
L1619757.UP.FTS.B , 12 .57% , 8/25/26 .... 2,639 2,591
L1572047.UP.FTS.B , 12 .99% , 8/25/26 .... 1,933 1,899
L1620282.UP.FTS.B , 13 .89% , 8/25/26 .... 3,205 3,153
L1620912.UP.FTS.B , 14 .91% , 8/25/26 .... 1,181 1,163
L1620125.UP.FTS.B , 15 .38% , 8/25/26 .... 345 342
FW1619311.UP.FTS.B , 16 .02% , 8/25/26 .. 2,201 2,179
FW1619065.UP.FTS.B , 16 .98% , 8/25/26 .. 8,843 8,759
L1619610.UP.FTS.B , 17 .18% , 8/25/26 .... 1,738 1,713
L1620043.UP.FTS.B , 17 .72% , 8/25/26 .... 1,080 1,062
FW1618558.UP.FTS.B , 20 .33% , 8/25/26 .. 2,220 2,187
L1618616.UP.FTS.B , 21 .44% , 8/25/26 .... 3,779 3,725
FW1619947.UP.FTS.B , 22 .69% , 8/25/26 .. 431 425
L1620763.UP.FTS.B , 23 .08% , 8/25/26 .... 2,087 2,059
L1620526.UP.FTS.B , 23 .25% , 8/25/26 .... 775 764
L1619251.UP.FTS.B , 24 .92% , 8/25/26 .... 870 859
L1621031.UP.FTS.B , 25 .07% , 8/25/26 .... 2,379 2,348
L1619585.UP.FTS.B , 25 .33% , 8/25/26 .... 2,904 2,867
L1618792.UP.FTS.B , 25 .43% , 8/25/26 .... 1,423 1,404
FW1620759.UP.FTS.B , 25 .44% , 8/25/26 .. 1,594 1,573
L1621068.UP.FTS.B , 25 .46% , 8/25/26 .... 1,674 1,653

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1617532.UP.FTS.B , 25 .68% , 8/25/26 .. $ 1,199 $ 1,184
L1620151.UP.FTS.B , 26 .66% , 8/25/26 .... 5,866 5,792
L1617795.UP.FTS.B , 13 .57% , 9/01/26 .... 8,867 8,696
L1706771.UP.FTS.B , 9 .86% , 9/13/26 .... 6,022 5,896
FW1703655.UP.FTS.B , 10 .14% , 9/13/26 .. 1,519 1,486
FW1705224.UP.FTS.B , 10 .49% , 9/13/26 .. 8,448 8,272
L1694396.UP.FTS.B , 11 .41% , 9/13/26 .... 3,629 1,905
L1706444.UP.FTS.B , 12 .27% , 9/13/26 .... 2,085 2,042
L1704834.UP.FTS.B , 12 .73% , 9/13/26 .... 3,153 3,087
L1706707.UP.FTS.B , 14 .84% , 9/13/26 .... 7,221 7,076
L1706806.UP.FTS.B , 15 .22% , 9/13/26 .... 2,421 2,375
L1705731.UP.FTS.B , 15 .3% , 9/13/26 .... 7,693 562
FW1705595.UP.FTS.B , 15 .51% , 9/13/26 .. 5,431 5,361
L1706683.UP.FTS.B , 16 .01% , 9/13/26 .... 882 864
L1705287.UP.FTS.B , 16 .2% , 9/13/26 .... 4,238 4,184
FW1706882.UP.FTS.B , 17 .33% , 9/13/26 .. 1,746 1,723
L1706066.UP.FTS.B , 18 .08% , 9/13/26 .... 1,705 1,675
L1705021.UP.FTS.B , 18 .29% , 9/13/26 .... 3,091 3,033
FW1701942.UP.FTS.B , 19 .32% , 9/13/26 .. 5,789 5,680
L1705415.UP.FTS.B , 19 .86% , 9/13/26 .... 3,525 3,462
L1699219.UP.FTS.B , 19 .88% , 9/13/26 .... 5,452 5,340
L1706913.UP.FTS.B , 20 .18% , 9/13/26 .... 2,844 2,787
L1706223.UP.FTS.B , 20 .97% , 9/13/26 .... 6,356 3,549
FW1705757.UP.FTS.B , 21 .7% , 9/13/26 ... 1,433 1,405
L1706836.UP.FTS.B , 21 .71% , 9/13/26 .... 2,044 2,009
L1706178.UP.FTS.B , 22 .1% , 9/13/26 .... 1,401 1,374
L1706147.UP.FTS.B , 23 .21% , 9/13/26 .... 2,037 1,997
L1706443.UP.FTS.B , 23 .44% , 9/13/26 .... 1,248 1,223
L1706931.UP.FTS.B , 24 .04% , 9/13/26 .... 493 483
L1706467.UP.FTS.B , 24 .5% , 9/13/26 .... 515 509
L1705774.UP.FTS.B , 24 .52% , 9/13/26 .... 3,319 3,255
L1699725.UP.FTS.B , 24 .98% , 9/13/26 .... 828 812
L1705130.UP.FTS.B , 24 .98% , 9/13/26 .... 1,316 748
L1705055.UP.FTS.B , 24 .99% , 9/13/26 .... 782 768
L1706179.UP.FTS.B , 25 .28% , 9/13/26 .... 543 533
L1705964.UP.FTS.B , 25 .31% , 9/13/26 .... 2,144 2,104
L1707003.UP.FTS.B , 25 .5% , 9/13/26 .... 711 698
L1706122.UP.FTS.B , 26 .74% , 9/13/26 .... 1,616 1,587
FW1706840.UP.FTS.B , 26 .82% , 9/13/26 .. 15,399 15,111
FW1705300.UP.FTS.B , 26 .94% , 9/13/26 .. 938 921
FW1705464.UP.FTS.B , 28 .92% , 9/13/26 .. 3,280 3,222
FW1706055.UP.FTS.B , 29 .52% , 9/13/26 .. 753 740
FW1706229.UP.FTS.B , 30 .24% , 9/13/26 .. 1,987 1,953
FW1705888.UP.FTS.B , 30 .31% , 9/13/26 .. 1,291 1,269
FW1705881.UP.FTS.B , 30 .81% , 9/13/26 .. 2,350 2,308
FW1705876.UP.FTS.B , 30 .83% , 9/13/26 .. 762 749
FW1706907.UP.FTS.B , 30 .87% , 9/13/26 .. 805 791
FW1706713.UP.FTS.B , 30 .93% , 9/13/26 .. 2,602 2,558
FW1704990.UP.FTS.B , 31 .11% , 9/13/26 .. 502 493
FW1706597.UP.FTS.B , 31 .11% , 9/13/26 .. 852 838
FW1703542.UP.FTS.B , 31 .45% , 9/13/26 .. 11,422 11,220
FW1706656.UP.FTS.B , 29 .5% , 9/15/26 ... 1,006 159
L1705598.UP.FTS.B , 17 .01% , 9/21/26 .... 1,085 1,072
FW1705213.UP.FTS.B , 29 .91% , 9/28/26 .. 3,676 263
L1877184.UP.FTS.B , 9 .06% , 10/19/26 .... 3,145 3,066
L1851771.UP.FTS.B , 9 .22% , 10/19/26 .... 1,223 1,192
L1880702.UP.FTS.B , 9 .87% , 10/19/26 .... 6,529 1,694
L1875318.UP.FTS.B , 10 .07% , 10/19/26 ... 1,979 1,938
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1881256.UP.FTS.B , 11 .03% , 10/19/26 ... $ 4,224 $ 4,137
L1878336.UP.FTS.B , 11 .06% , 10/19/26 ... 241 238
L1879834.UP.FTS.B , 11 .35% , 10/19/26 ... 8,898 8,716
FW1878185.UP.FTS.B , 13 .38% , 10/19/26 . 14,897 14,591
L1878258.UP.FTS.B , 14 .16% , 10/19/26 ... 3,229 2,142
L1877450.UP.FTS.B , 14 .9% , 10/19/26 .... 1,365 1,339
L1880586.UP.FTS.B , 15 .78% , 10/19/26 ... 2,904 2,870
L1864741.UP.FTS.B , 16 .15% , 10/19/26 ... 2,343 2,315
L1881295.UP.FTS.B , 16 .28% , 10/19/26 ... 3,142 818
L1878278.UP.FTS.B , 16 .38% , 10/19/26 ... 3,890 3,846
L1877933.UP.FTS.B , 16 .4% , 10/19/26 .... 1,036 1,016
L1878027.UP.FTS.B , 16 .7% , 10/19/26 .... 3,795 3,751
L1881555.UP.FTS.B , 17 .31% , 10/19/26 ... 2,721 1,856
FW1876338.UP.FTS.B , 17 .58% , 10/19/26 . 1,424 1,408
FW1881188.UP.FTS.B , 17 .77% , 10/19/26 . 917 901
L1879412.UP.FTS.B , 17 .84% , 10/19/26 ... 1,764 1,744
L1880587.UP.FTS.B , 18 .12% , 10/19/26 ... 1,594 1,576
L1871080.UP.FTS.B , 18 .23% , 10/19/26 ... 2,253 2,216
FW1881398.UP.FTS.B , 18 .35% , 10/19/26 . 1,394 1,379
FW1877226.UP.FTS.B , 19 .27% , 10/19/26 . 4,845 4,757
L1879198.UP.FTS.B , 19 .39% , 10/19/26 ... 5,001 4,917
L1876835.UP.FTS.B , 19 .58% , 10/19/26 ... 407 400
L1877523.UP.FTS.B , 19 .9% , 10/19/26 .... 2,426 2,384
L1871750.UP.FTS.B , 19 .96% , 10/19/26 ... 2,418 2,375
FW1880709.UP.FTS.B , 20 .07% , 10/19/26 . 2,867 2,835
L1876035.UP.FTS.B , 20 .11% , 10/19/26 ... 1,639 1,609
FW1880186.UP.FTS.B , 20 .64% , 10/19/26 . 2,284 2,243
L1881182.UP.FTS.B , 21 .66% , 10/19/26 ... 2,312 2,287
FW1878006.UP.FTS.B , 22 .44% , 10/19/26 . 5,072 4,982
FW1875013.UP.FTS.B , 22 .78% , 10/19/26 . 3,819 3,754
L1877299.UP.FTS.B , 22 .84% , 10/19/26 ... 5,098 5,009
FW1866351.UP.FTS.B , 22 .85% , 10/19/26 . 1,068 1,049
FW1880160.UP.FTS.B , 22 .89% , 10/19/26 . 2,057 2,022
L1876513.UP.FTS.B , 22 .94% , 10/19/26 ... 2,258 360
L1879610.UP.FTS.B , 23 .28% , 10/19/26 ... 3,744 271
FW1880088.UP.FTS.B , 23 .43% , 10/19/26 . 3,941 3,873
FW1876728.UP.FTS.B , 23 .57% , 10/19/26 . 6,048 5,945
L1880563.UP.FTS.B , 24 .05% , 10/19/26 ... 1,183 1,163
L1878749.UP.FTS.B , 24 .6% , 10/19/26 .... 1,899 510
L1881431.UP.FTS.B , 24 .79% , 10/19/26 ... 697 685
L1877594.UP.FTS.B , 24 .95% , 10/19/26 ... 1,528 1,502
L1880129.UP.FTS.B , 24 .99% , 10/19/26 ... 1,386 1,364
L1876477.UP.FTS.B , 25 .39% , 10/19/26 ... 1,536 1,511
L1876404.UP.FTS.B , 25 .47% , 10/19/26 ... 879 864
L1873948.UP.FTS.B , 25 .57% , 10/19/26 ... 4,400 4,327
FW1879167.UP.FTS.B , 25 .8% , 10/19/26 .. 415 408
L1879783.UP.FTS.B , 25 .86% , 10/19/26 ... 1,533 1,070
FW1877802.UP.FTS.B , 26 .08% , 10/19/26 . 3,328 3,273
FW1877751.UP.FTS.B , 26 .95% , 10/19/26 . 1,852 1,294
FW1877218.UP.FTS.B , 28 .56% , 10/19/26 . 4,555 4,485
FW1876795.UP.FTS.B , 29 .56% , 10/19/26 . 1,478 1,456
FW1871822.UP.FTS.B , 30 .64% , 10/19/26 . 4,916 3,444
FW1878098.UP.FTS.B , 30 .84% , 10/19/26 . 562 554
FW1878489.UP.FTS.B , 30 .93% , 10/19/26 . 774 535
FW1878804.UP.FTS.B , 31 .02% , 10/19/26 . 972 69
FW1880229.UP.FTS.B , 31 .05% , 10/19/26 . 658 648
FW1877716.UP.FTS.B , 31 .6% , 10/19/26 .. 1,892 1,865
FW1876495.UP.FTS.B , 31 .7% , 10/19/26 .. 3,031 2,987

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1879021.UP.FTS.B , 32 .25% , 10/19/26 . $ 3,304 $ 526
L1990756.UP.FTS.B , 7 .18% , 11/08/26 .... 4,271 4,158
L1994718.UP.FTS.B , 8 .83% , 11/08/26 .... 6,940 6,759
L1991230.UP.FTS.B , 9 .13% , 11/08/26 .... 9,064 8,834
L1996991.UP.FTS.B , 9 .23% , 11/08/26 .... 10,186 9,921
L1993451.UP.FTS.B , 9 .84% , 11/08/26 .... 4,430 4,318
L1992632.UP.FTS.B , 10 .14% , 11/08/26 ... 2,012 1,966
L1996355.UP.FTS.B , 10 .29% , 11/08/26 ... 4,852 4,741
L1992891.UP.FTS.B , 10 .76% , 11/08/26 ... 3,023 2,954
FW1995006.UP.FTS.B , 10 .93% , 11/08/26 . 4,898 4,787
L1988958.UP.FTS.B , 10 .98% , 11/08/26 ... 566 553
L1994793.UP.FTS.B , 11 .1% , 11/08/26 .... 5,676 5,545
L1998866.UP.FTS.B , 11 .49% , 11/08/26 ... 6,452 6,306
L1996448.UP.FTS.B , 11 .66% , 11/08/26 ... 15,272 14,923
L1994627.UP.FTS.B , 11 .81% , 11/08/26 ... 2,290 2,231
L1995371.UP.FTS.B , 12 .23% , 11/08/26 ... 1,536 1,502
L1995435.UP.FTS.B , 12 .23% , 11/08/26 ... 653 639
L1999575.UP.FTS.B , 12 .84% , 11/08/26 ... 426 417
L1989008.UP.FTS.B , 12 .93% , 11/08/26 ... 660 645
L1989940.UP.FTS.B , 12 .93% , 11/08/26 ... 1,087 1,062
L1996493.UP.FTS.B , 13 .68% , 11/08/26 ... 9,141 1,253
L1995820.UP.FTS.B , 14 .08% , 11/08/26 ... 3,308 3,238
L1993366.UP.FTS.B , 14 .1% , 11/08/26 .... 789 772
L1994789.UP.FTS.B , 14 .19% , 11/08/26 ... 2,766 2,705
FW1997293.UP.FTS.B , 14 .33% , 11/08/26 . 1,979 1,935
L1995404.UP.FTS.B , 14 .33% , 11/08/26 ... 3,167 3,121
L1991804.UP.FTS.B , 14 .89% , 11/08/26 ... 3,195 3,125
L1995379.UP.FTS.B , 15 .15% , 11/08/26 ... 2,804 2,743
FW1998913.UP.FTS.B , 15 .22% , 11/08/26 . 1,931 487
L1992261.UP.FTS.B , 15 .59% , 11/08/26 ... 1,128 1,103
FW1991255.UP.FTS.B , 15 .82% , 11/08/26 . 4,651 4,550
L1992540.UP.FTS.B , 16% , 11/08/26 ..... 6,806 6,659
L1992970.UP.FTS.B , 16 .04% , 11/08/26 ... 6,006 5,920
L1989989.UP.FTS.B , 16 .18% , 11/08/26 ... 4,363 4,299
L1989606.UP.FTS.B , 16 .9% , 11/08/26 .... 1,642 1,619
FW1999118.UP.FTS.B , 17 .22% , 11/08/26 . 2,473 2,439
L1993764.UP.FTS.B , 17 .26% , 11/08/26 ... 619 605
FW1998398.UP.FTS.B , 17 .48% , 11/08/26 . 2,054 2,025
L1991180.UP.FTS.B , 17 .58% , 11/08/26 ... 1,463 1,442
FW1995939.UP.FTS.B , 17 .87% , 11/08/26 . 6,669 6,573
L1988482.UP.FTS.B , 18 .26% , 11/08/26 ... 3,261 3,193
L1996438.UP.FTS.B , 18 .51% , 11/08/26 ... 308 304
L1995842.UP.FTS.B , 18 .87% , 11/08/26 ... 1,474 1,443
L1996217.UP.FTS.B , 19 .54% , 11/08/26 ... 1,957 1,917
L1996185.UP.FTS.B , 20 .69% , 11/08/26 ... 2,158 2,129
L1988462.UP.FTS.B , 20 .81% , 11/08/26 ... 2,771 1,469
L1991281.UP.FTS.B , 20 .82% , 11/08/26 ... 952 932
L1994689.UP.FTS.B , 21 .04% , 11/08/26 ... 1,755 1,718
L1989334.UP.FTS.B , 21 .32% , 11/08/26 ... 8,700 8,504
L1991956.UP.FTS.B , 21 .37% , 11/08/26 ... 872 860
L1989095.UP.FTS.B , 21 .91% , 11/08/26 ... 3,698 3,624
L1991663.UP.FTS.B , 21 .95% , 11/08/26 ... 4,474 4,374
FW1989899.UP.FTS.B , 22 .28% , 11/08/26 . 1,214 1,187
L1991475.UP.FTS.B , 22 .35% , 11/08/26 ... 882 862
FW1995331.UP.FTS.B , 23 .11% , 11/08/26 . 978 958
L1999817.UP.FTS.B , 23 .27% , 11/08/26 ... 2,676 2,617
L1989785.UP.FTS.B , 23 .91% , 11/08/26 ... 6,151 3,428
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1996843.UP.FTS.B , 24 .19% , 11/08/26 ... $ 4,513 $ 4,416
FW1994028.UP.FTS.B , 24 .21% , 11/08/26 . 3,160 3,091
FW1991474.UP.FTS.B , 24 .66% , 11/08/26 . 2,722 2,663
L1989848.UP.FTS.B , 24 .75% , 11/08/26 ... 3,317 3,247
FW1991387.UP.FTS.B , 24 .97% , 11/08/26 . 2,087 1,104
L1991759.UP.FTS.B , 24 .98% , 11/08/26 ... 2,110 2,065
L1919784.UP.FTS.B , 25 .31% , 11/08/26 ... 5,124 5,015
L1995398.UP.FTS.B , 25 .36% , 11/08/26 ... 1,190 1,165
L1992549.UP.FTS.B , 25 .44% , 11/08/26 ... 4,670 4,569
L1992732.UP.FTS.B , 26 .2% , 11/08/26 .... 2,080 2,036
L1989312.UP.FTS.B , 26 .43% , 11/08/26 ... 1,762 1,725
FW1998563.UP.FTS.B , 26 .46% , 11/08/26 . 1,138 1,114
FW1998048.UP.FTS.B , 26 .92% , 11/08/26 . 1,166 1,142
L1990551.UP.FTS.B , 26 .95% , 11/08/26 ... 5,317 5,207
FW1994443.UP.FTS.B , 27 .95% , 11/08/26 . 4,735 4,637
FW1994756.UP.FTS.B , 28% , 11/08/26 ... 1,415 1,386
FW1996342.UP.FTS.B , 28 .14% , 11/08/26 . 3,312 3,244
FW1996228.UP.FTS.B , 28 .64% , 11/08/26 . 5,575 5,463
FW1991541.UP.FTS.B , 29 .36% , 11/08/26 . 2,878 2,820
FW1999851.UP.FTS.B , 29 .4% , 11/08/26 .. 2,411 2,362
FW1995850.UP.FTS.B , 29 .69% , 11/08/26 . 522 512
FW1992347.UP.FTS.B , 29 .82% , 11/08/26 . 14,467 14,178
FW1998032.UP.FTS.B , 29 .86% , 11/08/26 . 2,420 375
FW1994293.UP.FTS.B , 30 .31% , 11/08/26 . 699 685
FW1997312.UP.FTS.B , 30 .32% , 11/08/26 . 486 476
FW1989533.UP.FTS.B , 30 .48% , 11/08/26 . 561 550
FW1996257.UP.FTS.B , 30 .52% , 11/08/26 . 489 479
FW1991024.UP.FTS.B , 30 .67% , 11/08/26 . 538 527
FW1998245.UP.FTS.B , 30 .99% , 11/08/26 . 4,384 4,296
FW1996197.UP.FTS.B , 31 .07% , 11/08/26 . 1,949 1,911
FW1994376.UP.FTS.B , 31 .11% , 11/08/26 . 935 66
FW1991890.UP.FTS.B , 31 .12% , 11/08/26 . 1,472 1,443
FW1994027.UP.FTS.B , 31 .13% , 11/08/26 . 1,324 1,298
FW1991332.UP.FTS.B , 31 .15% , 11/08/26 . 2,037 1,997
FW1988381.UP.FTS.B , 31 .18% , 11/08/26 . 1,383 1,355
FW1999282.UP.FTS.B , 31 .18% , 11/08/26 . 4,245 4,161
FW1999590.UP.FTS.B , 31 .42% , 11/08/26 . 2,553 1,384
L1995369.UP.FTS.B , 8 .19% , 11/10/26 .... 2,895 2,820
FW1876658.UP.FTS.B , 27 .58% , 11/11/26 . 1,676 1,650
L1997469.UP.FTS.B , 17 .09% , 11/15/26 ... 3,797 3,717
L2073684.UP.FTS.B , 7 .58% , 11/18/26 .... 3,562 3,471
L2070708.UP.FTS.B , 7 .71% , 11/18/26 .... 7,163 6,978
L2070082.UP.FTS.B , 8 .09% , 11/18/26 .... 7,219 7,033
L2041907.UP.FTS.B , 9 .16% , 11/18/26 .... 1,468 1,431
L2073150.UP.FTS.B , 9 .42% , 11/18/26 .... 5,982 5,831
L2071865.UP.FTS.B , 10 .09% , 11/18/26 ... 2,791 2,731
L2075029.UP.FTS.B , 10 .15% , 11/18/26 ... 3,749 3,671
L2074643.UP.FTS.B , 10 .22% , 11/18/26 ... 7,385 7,227
L2072338.UP.FTS.B , 10 .5% , 11/18/26 .... 2,809 2,738
L2075077.UP.FTS.B , 11 .07% , 11/18/26 ... 1,133 1,109
L2075040.UP.FTS.B , 11 .45% , 11/18/26 ... 5,299 5,187
L2074193.UP.FTS.B , 12 .02% , 11/18/26 ... 3,538 3,464
L2075044.UP.FTS.B , 12 .3% , 11/18/26 .... 1,538 1,506
L2074536.UP.FTS.B , 12 .35% , 11/18/26 ... 2,309 2,260
L2071456.UP.FTS.B , 12 .81% , 11/18/26 ... 14,459 14,152
L2069740.UP.FTS.B , 13 .83% , 11/18/26 ... 6,376 6,242
L2073949.UP.FTS.B , 13 .85% , 11/18/26 ... 1,962 1,922

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2070988.UP.FTS.B , 13 .92% , 11/18/26 ... $ 3,148 $ 3,083
L2070587.UP.FTS.B , 14 .32% , 11/18/26 ... 3,167 3,129
L2074701.UP.FTS.B , 14 .63% , 11/18/26 ... 2,544 2,514
FW2075148.UP.FTS.B , 14 .93% , 11/18/26 . 1,597 1,578
FW2072823.UP.FTS.B , 15 .21% , 11/18/26 . 972 953
L1995487.UP.FTS.B , 15 .52% , 11/18/26 ... 2,023 1,994
L2074846.UP.FTS.B , 15 .74% , 11/18/26 ... 6,057 5,986
L2073860.UP.FTS.B , 16 .19% , 11/18/26 ... 1,220 1,206
L2071149.UP.FTS.B , 16 .73% , 11/18/26 ... 10,348 10,229
FW2075122.UP.FTS.B , 17 .19% , 11/18/26 . 1,648 1,629
L2074833.UP.FTS.B , 17 .19% , 11/18/26 ... 5,759 5,694
FW2075299.UP.FTS.B , 17 .67% , 11/18/26 . 1,659 1,640
L2069944.UP.FTS.B , 18 .01% , 11/18/26 ... 4,183 4,134
L2063418.UP.FTS.B , 18 .03% , 11/18/26 ... 1,667 1,648
L2074700.UP.FTS.B , 18 .17% , 11/18/26 ... 2,715 2,685
L2073937.UP.FTS.B , 18 .46% , 11/18/26 ... 5,640 879
FW2070090.UP.FTS.B , 18 .57% , 11/18/26 . 743 734
FW2074803.UP.FTS.B , 18 .88% , 11/18/26 . 5,270 5,212
L2071288.UP.FTS.B , 18 .9% , 11/18/26 .... 1,663 1,644
FW2070966.UP.FTS.B , 18 .96% , 11/18/26 . 2,531 2,487
FW2074495.UP.FTS.B , 19 .61% , 11/18/26 . 3,571 3,510
L2074954.UP.FTS.B , 19 .66% , 11/18/26 ... 2,322 2,281
L2073597.UP.FTS.B , 19 .97% , 11/18/26 ... 158 152
L2072694.UP.FTS.B , 20 .25% , 11/18/26 ... 1,417 1,392
L2071378.UP.FTS.B , 20 .26% , 11/18/26 ... 3,245 3,188
FW2070300.UP.FTS.B , 20 .46% , 11/18/26 . 4,348 4,268
L2073048.UP.FTS.B , 20 .74% , 11/18/26 ... 2,160 2,123
L2073994.UP.FTS.B , 21 .04% , 11/18/26 ... 2,168 2,131
L2074856.UP.FTS.B , 21 .95% , 11/18/26 ... 5,664 226
L2072786.UP.FTS.B , 22 .57% , 11/18/26 ... 6,017 5,912
L2074869.UP.FTS.B , 22 .9% , 11/18/26 .... 916 822
L2073707.UP.FTS.B , 22 .91% , 11/18/26 ... 1,244 1,223
L2074779.UP.FTS.B , 22 .95% , 11/18/26 ... 4,464 4,385
L2073694.UP.FTS.B , 22 .99% , 11/18/26 ... 2,586 2,541
L2075061.UP.FTS.B , 23 .07% , 11/18/26 ... 4,033 3,962
L2073355.UP.FTS.B , 23 .21% , 11/18/26 ... 2,228 2,189
L2074657.UP.FTS.B , 23 .23% , 11/18/26 ... 1,700 1,670
L2075024.UP.FTS.B , 23 .38% , 11/18/26 ... 2,232 603
L2074932.UP.FTS.B , 23 .75% , 11/18/26 ... 4,425 3,024
L2074997.UP.FTS.B , 24 .24% , 11/18/26 ... 1,860 1,829
L2074747.UP.FTS.B , 24 .82% , 11/18/26 ... 1,646 254
FW2073759.UP.FTS.B , 25 .15% , 11/18/26 . 546 537
L2075027.UP.FTS.B , 25 .16% , 11/18/26 ... 2,745 2,700
L2075204.UP.FTS.B , 25 .29% , 11/18/26 ... 2,240 2,203
L2070829.UP.FTS.B , 25 .31% , 11/18/26 ... 456 449
L2070733.UP.FTS.B , 25 .4% , 11/18/26 .... 1,390 1,367
L2045168.UP.FTS.B , 25 .61% , 11/18/26 ... 3,851 3,787
FW2075060.UP.FTS.B , 26 .35% , 11/18/26 . 2,364 2,325
FW2074102.UP.FTS.B , 27 .44% , 11/18/26 . 1,211 1,191
FW2073976.UP.FTS.B , 27 .83% , 11/18/26 . 787 774
FW2075115.UP.FTS.B , 29 .25% , 11/18/26 . 2,876 2,832
FW2074265.UP.FTS.B , 29 .67% , 11/18/26 . 4,092 4,030
FW2074064.UP.FTS.B , 29 .92% , 11/18/26 . 870 857
FW2073506.UP.FTS.B , 30 .43% , 11/18/26 . 510 82
FW2072059.UP.FTS.B , 30 .46% , 11/18/26 . 2,200 2,166
FW2072695.UP.FTS.B , 30 .47% , 11/18/26 . 486 479
FW2074740.UP.FTS.B , 30 .66% , 11/18/26 . 15,655 15,423
FW2073859.UP.FTS.B , 30 .99% , 11/18/26 . 1,026 1,011
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2070830.UP.FTS.B , 31% , 11/18/26 ... $ 1,905 $ 1,877
FW2074713.UP.FTS.B , 31 .25% , 11/18/26 . 3,941 1,060
FW2070592.UP.FTS.B , 31 .39% , 11/18/26 . 1,123 1,105
L1989003.UP.FTS.B , 15 .35% , 11/20/26 ... 10,016 9,798
FW1993779.UP.FTS.B , 28 .2% , 11/20/26 .. 7,488 5,144
FW1995866.UP.FTS.B , 29 .41% , 11/22/26 . 1,560 1,528
L2074195.UP.FTS.B , 15 .15% , 11/24/26 ... 4,018 3,936
L2074379.UP.FTS.B , 20 .93% , 12/03/26 ... 8,364 8,204
L2216952.UP.FTS.B , 8 .42% , 12/09/26 .... 6,449 6,284
L2217859.UP.FTS.B , 8 .75% , 12/09/26 .... 7,656 7,455
L2214523.UP.FTS.B , 9 .75% , 12/09/26 .... 9,812 9,556
L2214639.UP.FTS.B , 9 .77% , 12/09/26 .... 3,301 3,215
L2217133.UP.FTS.B , 11 .03% , 12/09/26 ... 9,826 9,599
FW2216190.UP.FTS.B , 12 .02% , 12/09/26 . 2,007 1,961
L2215565.UP.FTS.B , 13 .14% , 12/09/26 ... 2,447 2,392
L2214819.UP.FTS.B , 13 .75% , 12/09/26 ... 2,447 2,392
L2218351.UP.FTS.B , 14 .35% , 12/09/26 ... 397 389
L2216039.UP.FTS.B , 16 .11% , 12/09/26 ... 2,574 187
FW2215838.UP.FTS.B , 16 .38% , 12/09/26 . 3,404 3,356
L2215859.UP.FTS.B , 16 .43% , 12/09/26 ... 1,835 1,809
L2217862.UP.FTS.B , 16 .51% , 12/09/26 ... 4,453 4,390
L2217548.UP.FTS.B , 17 .23% , 12/09/26 ... 6,468 6,379
L2217603.UP.FTS.B , 17 .91% , 12/09/26 ... 2,668 2,631
FW2216465.UP.FTS.B , 18 .28% , 12/09/26 . 318 314
L2214500.UP.FTS.B , 18 .31% , 12/09/26 ... 15,173 7,452
L2217227.UP.FTS.B , 18 .97% , 12/09/26 ... 4,854 4,754
L2213701.UP.FTS.B , 19 .91% , 12/09/26 ... 1,296 1,269
L2215303.UP.FTS.B , 20 .05% , 12/09/26 ... 3,132 3,061
L2215373.UP.FTS.B , 20 .25% , 12/09/26 ... 449 443
FW2214210.UP.FTS.B , 20 .55% , 12/09/26 . 2,252 2,206
FW2213572.UP.FTS.B , 21 .18% , 12/09/26 . 849 831
FW2215010.UP.FTS.B , 21 .32% , 12/09/26 . 910 898
L2214734.UP.FTS.B , 21 .37% , 12/09/26 ... 4,860 4,761
FW2215319.UP.FTS.B , 21 .51% , 12/09/26 . 1,842 1,801
FW2217920.UP.FTS.B , 22 .05% , 12/09/26 . 2,360 172
L2213576.UP.FTS.B , 22 .2% , 12/09/26 .... 1,628 1,595
L2217530.UP.FTS.B , 22 .65% , 12/09/26 ... 2,084 2,038
L2199212.UP.FTS.B , 23 .01% , 12/09/26 ... 6,088 5,956
L1410812.UP.FTS.B , 23 .09% , 12/09/26 ... 6,464 997
L2214174.UP.FTS.B , 23 .38% , 12/09/26 ... 442 434
FW2215830.UP.FTS.B , 23 .46% , 12/09/26 . 514 503
L2218003.UP.FTS.B , 23 .87% , 12/09/26 ... 865 847
FW2218127.UP.FTS.B , 24 .14% , 12/09/26 . 4,709 4,610
L2216002.UP.FTS.B , 24 .2% , 12/09/26 .... 2,261 2,213
FW2214164.UP.FTS.B , 24 .23% , 12/09/26 . 16,598 16,269
L2215396.UP.FTS.B , 24 .34% , 12/09/26 ... 2,336 39
FW2214689.UP.FTS.B , 24 .38% , 12/09/26 . 2,539 2,486
L2218752.UP.FTS.B , 24 .44% , 12/09/26 ... 640 626
L2217516.UP.FTS.B , 24 .76% , 12/09/26 ... 696 681
L2215729.UP.FTS.B , 25 .13% , 12/09/26 ... 7,278 7,125
L2215557.UP.FTS.B , 25 .29% , 12/09/26 ... 1,098 1,075
L2213659.UP.FTS.B , 25 .4% , 12/09/26 .... 1,818 1,780
L2215136.UP.FTS.B , 25 .42% , 12/09/26 ... 2,207 2,164
L2214897.UP.FTS.B , 25 .44% , 12/09/26 ... 7,843 7,680
L2214140.UP.FTS.B , 25 .45% , 12/09/26 ... 725 710
L2216607.UP.FTS.B , 25 .48% , 12/09/26 ... 1,435 1,406
L2214388.UP.FTS.B , 25 .7% , 12/09/26 .... 1,776 1,739
L2218260.UP.FTS.B , 25 .7% , 12/09/26 .... 3,166 3,100

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2218303.UP.FTS.B , 25 .88% , 12/09/26 ... $ 3,815 $ 563
L2216795.UP.FTS.B , 26 .15% , 12/09/26 ... 6,511 6,377
L2217875.UP.FTS.B , 26 .21% , 12/09/26 ... 4,602 159
FW2215725.UP.FTS.B , 28 .05% , 12/09/26 . 3,946 3,868
FW2215661.UP.FTS.B , 28 .62% , 12/09/26 . 5,888 5,771
FW2216442.UP.FTS.B , 29 .14% , 12/09/26 . 4,602 4,511
FW2218562.UP.FTS.B , 29 .96% , 12/09/26 . 464 455
FW2217960.UP.FTS.B , 30 .51% , 12/09/26 . 2,557 2,508
FW2217757.UP.FTS.B , 30 .55% , 12/09/26 . 1,585 1,555
FW2216633.UP.FTS.B , 30 .84% , 12/09/26 . 509 499
FW2213785.UP.FTS.B , 30 .97% , 12/09/26 . 1,770 444
FW2217843.UP.FTS.B , 31 .21% , 12/09/26 . 584 573
FW2216011.UP.FTS.B , 31 .3% , 12/09/26 .. 1,142 1,120
FW2215916.UP.FTS.B , 31 .42% , 12/09/26 . 869 853
FW2216867.UP.FTS.B , 31 .83% , 12/09/26 . 2,737 2,686
FW2217138.UP.FTS.B , 32 .58% , 12/09/26 . 3,440 3,375
FW2219336.UP.FTS.B , 7 .29% , 12/10/26 .. 3,742 3,643
L2220935.UP.FTS.B , 8 .04% , 12/10/26 .... 3,955 3,853
L2220551.UP.FTS.B , 8 .19% , 12/10/26 .... 835 813
L2220654.UP.FTS.B , 9 .13% , 12/10/26 .... 6,783 6,634
L2220216.UP.FTS.B , 9 .67% , 12/10/26 .... 3,850 3,784
FW2219804.UP.FTS.B , 10 .44% , 12/10/26 . 3,923 3,832
FW2222412.UP.FTS.B , 10 .49% , 12/10/26 . 393 382
L2220336.UP.FTS.B , 11 .03% , 12/10/26 ... 2,094 556
L2220236.UP.FTS.B , 11 .73% , 12/10/26 ... 8,570 8,375
L2220260.UP.FTS.B , 12 .23% , 12/10/26 ... 20,133 19,676
L2221352.UP.FTS.B , 13 .11% , 12/10/26 ... 324 318
L2221255.UP.FTS.B , 13 .17% , 12/10/26 ... 3,068 2,998
L2220245.UP.FTS.B , 13 .24% , 12/10/26 ... 10,865 10,622
L2218875.UP.FTS.B , 13 .44% , 12/10/26 ... 4,945 4,833
L2221936.UP.FTS.B , 13 .59% , 12/10/26 ... 2,628 2,569
L2211103.UP.FTS.B , 13 .86% , 12/10/26 ... 5,408 5,285
FW2219337.UP.FTS.B , 14 .64% , 12/10/26 . 1,484 1,457
L2221548.UP.FTS.B , 14 .74% , 12/10/26 ... 417 408
L2194261.UP.FTS.B , 15 .71% , 12/10/26 ... 4,682 4,616
FW2219230.UP.FTS.B , 15 .75% , 12/10/26 . 4,728 4,661
FW2221538.UP.FTS.B , 17 .36% , 12/10/26 . 6,912 6,819
L2219356.UP.FTS.B , 17 .56% , 12/10/26 ... 4,640 4,575
L2220037.UP.FTS.B , 17 .77% , 12/10/26 ... 1,391 1,372
L2222111.UP.FTS.B , 18 .1% , 12/10/26 .... 2,400 2,368
L2210120.UP.FTS.B , 18 .97% , 12/10/26 ... 1,501 1,470
FW2219505.UP.FTS.B , 19 .04% , 12/10/26 . 10,263 10,050
FW2219062.UP.FTS.B , 19 .4% , 12/10/26 .. 2,509 2,458
L2221797.UP.FTS.B , 19 .44% , 12/10/26 ... 7,029 6,888
L2221919.UP.FTS.B , 19 .66% , 12/10/26 ... 2,493 2,443
L2221739.UP.FTS.B , 19 .78% , 12/10/26 ... 4,013 3,924
L2221097.UP.FTS.B , 19 .86% , 12/10/26 ... 989 969
L2221612.UP.FTS.B , 20 .59% , 12/10/26 ... 5,429 5,309
L2222005.UP.FTS.B , 20 .98% , 12/10/26 ... 3,756 767
L2222012.UP.FTS.B , 21 .64% , 12/10/26 ... 1,605 1,570
FW2219145.UP.FTS.B , 21 .86% , 12/10/26 . 7,694 7,528
FW2220653.UP.FTS.B , 22 .15% , 12/10/26 . 2,805 2,745
FW2220221.UP.FTS.B , 22 .46% , 12/10/26 . 3,229 3,160
FW2220294.UP.FTS.B , 22 .87% , 12/10/26 . 9,317 9,117
L2220670.UP.FTS.B , 23 .96% , 12/10/26 ... 1,185 1,160
FW2214196.UP.FTS.B , 23 .98% , 12/10/26 . 2,862 2,802
L2219719.UP.FTS.B , 24 .34% , 12/10/26 ... 546 534
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2222025.UP.FTS.B , 24 .95% , 12/10/26 . $ 4,791 $ 4,692
L2221560.UP.FTS.B , 25 .03% , 12/10/26 ... 1,187 626
L2220844.UP.FTS.B , 25 .09% , 12/10/26 ... 1,238 1,213
L2222466.UP.FTS.B , 25 .12% , 12/10/26 ... 5,004 4,902
L2219737.UP.FTS.B , 25 .45% , 12/10/26 ... 1,250 630
L2222516.UP.FTS.B , 25 .46% , 12/10/26 ... 381 27
L2222196.UP.FTS.B , 25 .5% , 12/10/26 .... 1,399 209
L2222524.UP.FTS.B , 25 .5% , 12/10/26 .... 1,292 1,265
FW2219378.UP.FTS.B , 27 .07% , 12/10/26 . 5,961 5,844
FW2218817.UP.FTS.B , 27 .5% , 12/10/26 .. 2,477 179
FW2220064.UP.FTS.B , 27 .61% , 12/10/26 . 1,151 1,128
FW2219847.UP.FTS.B , 28 .03% , 12/10/26 . 2,909 2,853
FW2221547.UP.FTS.B , 28 .78% , 12/10/26 . 1,740 1,707
FW2222054.UP.FTS.B , 29 .08% , 12/10/26 . 3,991 3,915
FW2220353.UP.FTS.B , 29 .92% , 12/10/26 . 1,527 1,498
FW2221075.UP.FTS.B , 30 .26% , 12/10/26 . 1,769 1,736
FW2221564.UP.FTS.B , 30 .28% , 12/10/26 . 1,939 1,055
FW2221531.UP.FTS.B , 30 .36% , 12/10/26 . 1,771 1,738
FW2221439.UP.FTS.B , 30 .5% , 12/10/26 .. 1,114 1,094
FW2219745.UP.FTS.B , 31 .03% , 12/10/26 . 1,172 1,150
FW2216231.UP.FTS.B , 31 .22% , 12/10/26 . 1,788 1,755
FW2218939.UP.FTS.B , 31 .36% , 12/10/26 . 2,045 2,008
FW2219361.UP.FTS.B , 31 .69% , 12/10/26 . 7,535 7,397
L2220687.UP.FTS.B , 23 .72% , 12/11/26 ... 1,198 1,172
L2219088.UP.FTS.B , 10 .44% , 12/13/26 ... 9,760 1,390
L2217252.UP.FTS.B , 25 .25% , 12/14/26 ... 962 943
FW2216203.UP.FTS.B , 25 .54% , 12/14/26 . 3,137 2,431
FW2213955.UP.FTS.B , 18 .45% , 12/24/26 . 3,974 3,920
FW2220958.UP.FTS.B , 32 .58% , 12/25/26 . 4,148 4,073
FW2217553.UP.FTS.B , 16 .03% , 12/28/26 . 2,542 2,487
L1611722.UP.FTS.B , 19 .13% , 1/23/27 .... 3,465 3,402
L1612410.UP.FTS.B , 21 .86% , 1/23/27 .... 2,534 656
L1612489.UP.FTS.B , 23 .23% , 1/23/27 .... 2,156 1,450
L1614273.UP.FTS.B , 14 .09% , 1/24/27 .... 4,619 4,518
L1613957.UP.FTS.B , 19 .33% , 1/24/27 .... 5,186 5,097
L1616477.UP.FTS.B , 19 .45% , 1/24/27 .... 3,143 3,091
L1614645.UP.FTS.B , 22 .79% , 1/24/27 .... 1,527 1,502
L1616362.UP.FTS.B , 23 .47% , 1/24/27 .... 2,886 2,841
L1613119.UP.FTS.B , 24 .86% , 1/24/27 .... 9,013 631
FW1613124.UP.FTS.B , 26 .6% , 1/24/27 ... 8,537 8,411
FW1605600.UP.FTS.B , 29 .46% , 1/24/27 .. 3,718 3,676
FW1616426.UP.FTS.B , 30 .21% , 1/24/27 .. 1,006 993
FW1615354.UP.FTS.B , 31 .17% , 1/24/27 .. 6,794 6,703
L1619050.UP.FTS.B , 15 .55% , 1/25/27 .... 1,731 1,711
FW1615921.UP.FTS.B , 28 .4% , 1/25/27 ... 9,526 9,405
L1611110.UP.FTS.B , 20 .52% , 2/01/27 .... 9,394 9,234
L1699552.UP.FTS.B , 17 .37% , 2/13/27 .... 1,858 1,817
FW1705472.UP.FTS.B , 19 .5% , 2/13/27 ... 5,103 2,433
L1706613.UP.FTS.B , 27 .15% , 2/13/27 .... 4,505 4,431
FW1879016.UP.FTS.B , 10 .84% , 3/19/27 .. 9,788 9,571
L1879248.UP.FTS.B , 19 .71% , 3/19/27 .... 3,324 803
L1877722.UP.FTS.B , 20 .57% , 3/19/27 .... 9,280 433
L1877074.UP.FTS.B , 25 .09% , 3/19/27 .... 17,529 2,645
L1880423.UP.FTS.B , 25 .24% , 3/19/27 .... 3,931 2,600
FW1880356.UP.FTS.B , 28 .86% , 3/19/27 .. 1,359 1,338
FW1876421.UP.FTS.B , 26 .08% , 3/27/27 .. 3,206 3,153
L1991593.UP.FTS.B , 11 .07% , 4/08/27 .... 22,042 21,446

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1998298.UP.FTS.B , 13 .53% , 4/08/27 .... $ 2,186 $ 2,130
L1990886.UP.FTS.B , 17 .65% , 4/08/27 .... 3,759 3,703
L1991181.UP.FTS.B , 20 .28% , 4/08/27 .... 5,375 5,241
L1997930.UP.FTS.B , 20 .97% , 4/08/27 .... 2,216 2,164
L1992016.UP.FTS.B , 21% , 4/08/27 ...... 19,729 19,310
L1995141.UP.FTS.B , 22 .04% , 4/08/27 .... 21,377 1,566
FW1995724.UP.FTS.B , 22 .43% , 4/08/27 .. 8,290 1,956
L1996768.UP.FTS.B , 23 .2% , 4/08/27 .... 5,279 5,155
L1990332.UP.FTS.B , 24 .87% , 4/08/27 .... 7,373 3,530
FW1990199.UP.FTS.B , 27 .43% , 4/08/27 .. 10,008 9,826
FW1993453.UP.FTS.B , 28 .76% , 4/08/27 .. 8,413 8,251
FW1996092.UP.FTS.B , 29 .72% , 4/08/27 .. 2,153 2,117
FW1988366.UP.FTS.B , 30 .88% , 4/08/27 .. 3,464 3,406
FW1990513.UP.FTS.B , 31 .11% , 4/08/27 .. 3,285 3,230
L2071590.UP.FTS.B , 16 .75% , 4/18/27 .... 3,570 2,259
L2074108.UP.FTS.B , 16 .87% , 4/18/27 .... 1,348 1,330
L2070593.UP.FTS.B , 17 .59% , 4/18/27 .... 10,349 10,113
L2074570.UP.FTS.B , 18 .15% , 4/18/27 .... 8,069 5,135
L2074593.UP.FTS.B , 18 .9% , 4/18/27 .... 763 750
FW2071863.UP.FTS.B , 19 .94% , 4/18/27 .. 26,359 25,867
L2074730.UP.FTS.B , 20 .02% , 4/18/27 .... 2,166 2,129
L2073933.UP.FTS.B , 20 .06% , 4/18/27 .... 2,948 2,888
FW2075442.UP.FTS.B , 22 .23% , 4/18/27 .. 4,025 3,950
L2073235.UP.FTS.B , 22 .81% , 4/18/27 .... 3,775 3,704
FW2069880.UP.FTS.B , 30 .4% , 4/18/27 ... 4,155 12
L1989271.UP.FTS.B , 15 .62% , 4/22/27 .... 5,624 5,481
FW1991256.UP.FTS.B , 25 .07% , 4/22/27 .. 11,927 2,808
L1988372.UP.FTS.B , 13 .34% , 4/23/27 .... 2,606 1,677
L1993049.UP.FTS.B , 14 .87% , 4/23/27 .... 9,998 9,747
L1996800.UP.FTS.B , 25 .32% , 4/23/27 .... 14,321 14,013
L2075589.UP.FTS.B , 16 .26% , 4/28/27 .... 4,082 3,986
L2214144.UP.FTS.B , 11 .27% , 5/09/27 .... 3,204 3,134
L2218508.UP.FTS.B , 20 .09% , 5/09/27 .... 3,707 3,637
L2217932.UP.FTS.B , 21 .91% , 5/09/27 .... 11,322 819
L2217598.UP.FTS.B , 23 .52% , 5/09/27 .... 5,292 5,173
FW2216167.UP.FTS.B , 23 .76% , 5/09/27 .. 4,019 94
L2198465.UP.FTS.B , 24 .17% , 5/09/27 .... 2,751 2,691
L2216524.UP.FTS.B , 25 .42% , 5/09/27 .... 7,815 1,909
FW2218340.UP.FTS.B , 31 .07% , 5/09/27 .. 6,090 2,997
L2221765.UP.FTS.B , 7 .56% , 5/10/27 .... 4,177 4,063
L2211511.UP.FTS.B , 12 .64% , 5/10/27 .... 30,785 13,185
L2221618.UP.FTS.B , 12 .8% , 5/10/27 .... 3,105 226
FW2219474.UP.FTS.B , 13 .95% , 5/10/27 .. 6,377 2,750
L2221125.UP.FTS.B , 15 .5% , 5/10/27 ..... 1,003 978
L2221701.UP.FTS.B , 19 .55% , 5/10/27 .... 3,623 3,567
L2222062.UP.FTS.B , 23 .82% , 5/10/27 .... 3,798 3,726
L2222460.UP.FTS.B , 25 .39% , 5/10/27 .... 2,140 306
FW2220970.UP.FTS.B , 26 .98% , 5/10/27 .. 520 270
FW2219211.UP.FTS.B , 31 .11% , 5/10/27 .. 3,707 1,804
FW2219137.UP.FTS.B , 32 .32% , 5/10/27 .. 5,758 5,672
L2215903.UP.FTS.B , 18 .3% , 5/24/27 .... 1,958 1,925
FW2214150.UP.FTS.B , 26 .84% , 5/24/27 .. 1,654 1,626
L2221646.UP.FTS.B , 18 .79% , 5/25/27 .... 5,508 5,383
L1600527.UP.FTS.B , 20 .35% , 6/24/27 .... 5,898 5,792
FW1613781.UP.FTS.B , 20 .91% , 6/24/27 .. 101 100
FW1616102.UP.FTS.B , 32 .95% , 6/24/27 .. 2,579 728
L1619343.UP.FTS.B , 16 .69% , 6/25/27 .... 5,156 5,095
L1705864.UP.FTS.B , 19 .54% , 7/13/27 .... 17,630 2,470
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1706347.UP.FTS.B , 23 .37% , 7/13/27 .... $ 4,755 $ 2,392
FW1705037.UP.FTS.B , 26 .99% , 7/13/27 .. 1,143 1,121
FW1998543.UP.FTS.B , 22 .52% , 9/13/27 .. 9,737 2,223
L2074857.UP.FTS.B , 16 .11% , 9/18/27 .... 13,972 13,627
FW2214435.UP.FTS.B , 13 .25% , 10/09/27 . 12,830 1,687
L2217220.UP.FTS.B , 24 .27% , 10/09/27 ... 3,791 3,732
L1876918.UP.FTS.B , 23 .43% , 11/01/34 ... 54 4
L2069989.UP.FTS.B , 21 .94% , 11/18/34 ... 3 –
L2219054.UP.FTS.B , 16 .23% , 12/10/34 ... 193 14
L2074442.UP.FTS.B , 9 .61% , 4/18/35 .... 920 67
L2072070.UP.FTS.B , 14 .5% , 4/18/35 .... 309 85
FW2071617.UP.FTS.B , 24 .28% , 4/18/35 .. 368 322
FW2216954.UP.FTS.B , 19 .2% , 5/09/35 ... 280 276
L2218938.UP.FTS.B , 7 .83% , 5/10/35 .... 200 198
L2220009.UP.FTS.B , 18 .38% , 5/10/35 .... 119 117
FW2219263.UP.FTS.B , 25 .61% , 5/10/35 .. 341 336
1,899,308
Total Marketplace Loans (Cost
$ 16,174,325 ) ......................
$9,931,232
a
The rate shown represents the yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At April 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 472 $ 52,967,250 6/18/25 $ (819,295)
U.S. Treasury 10 Year Ultra Notes ................ Short 565 64,824,922 6/18/25 (509,757)
U.S. Treasury 2 Year Notes ..................... Long 1,108 230,628,469 6/30/25 1,574,796
U.S. Treasury 5 Year Notes ..................... Long 281 30,683,883 6/30/25 609,940
U.S. Treasury Long Bonds ..................... Short 322 37,553,250 6/18/25 228,442
Total Futures Contracts ...................................................................... $1,084,126
*
As of period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.EM.43 . 1.00% Quarterly 6/20/30 19,500,000 $ (841,014) $ (683,169) $ (157,845)
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $(841,014) $(683,169) $(157,845)
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 4,980,000 (20,021) (385,599) 365,578 BB+
Traded Index
CDX.NA.HY.39 . 5.00% Quarterly JPHQ 12/20/27 16,900,000 937,408 628,983 308,425
Non-
Investment
Grade
CDX.NA.IG.41 .. 1.00% Quarterly CITI 12/20/28 31,300,000 (697,127) (761,887) 64,760
Investment
Grade
Total OTC Swap Contracts .............................................. $220,260 $(518,503) $738,763
Total Credit Default Swap Contracts .................................... $(620,754) $ (1,201,672) $580,918
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
At April 30, 2025, the Fund had the following total return swap contracts outstanding. See Note 1(e).
See Note 10 regarding other derivative information.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 1.924% ... Annual 8/12/27 34,300,000 $ 1,753,923 $ 1,286 $ 1,752,637
Total Centrally Cleared Swap Contracts ................................... $1,753,923 $1,286 $1,752,637
Total Interest Rate Swap Contracts ................................. $1,753,923 $ 1,286 $1,752,637
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BNDP 9/20/25 30,000,000 $ (158,299)
Total Return Swap Contracts .................................................................... $(158,299)
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 264 .

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
April 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $2,493,529,913 $2,778,922,474 $1,374,607,778 $68,090,666
Cost - Non-controlled affiliates (Note 3 f and 11 ) 45,024,220 198,417,392 109,494,701 191,052
Cost - Unaffiliated repurchase agreements ... — 5,742,929 44,983,414 —
Value - Unaffiliated issuers (Includes securities
loaned of $ 7,172,463 , $ — , $ 11,435,368 and $ — ,
respectively) .......................... $2,648,694,056 $3,769,196,630 $1,324,143,060 $68,462,347
Value - Non-controlled affiliates (Note 3 f and 11 ) 45,024,220 198,417,392 94,699,408 191,052
Value - Unaffiliated repurchase agreements ... — 5,742,929 44,983,414 —
Cash ................................. — 1,054,375 21,458,996 182
Receivables:
Investment securities sold ................ — 1,435,148 44,687,829 70,171
Capital shares sold ..................... 1,022,315 1,233,464 1,264,062 —
Dividends and interest .................. 9,571,433 4,490,442 6,970,907 928,426
Total assets ....................... 2,704,312,024 3,981,570,380 1,538,207,676 69,652,178
Liabilities:
Payables:
Investment securities purchased ........... — 17,764,996 50,170,809 164,860
Capital shares redeemed ................ 947,815 2,262,114 3,220,135 —
Management fees ...................... 991,581 1,431,644 662,275 10,326
Distribution fees ....................... 218,104 738,740 235,722 —
Transfer agent fees ..................... 785,912 1,528,313 402,376 1,049
Registration and filing fees ............... 124,810 — — 12,089
Professional fees ...................... — 27,028 61,979 20,981
Trustees' fees and expenses .............. 3,155 3,447 1,622 10
Distributions to shareholders .............. — — 1,207,364 —
Payable upon return of securities loaned (Note 1 h ) 7,324,000 — 9,646,000 —
Unrealized depreciation on unfunded loan
commitments (Note 9 ) .................... — — 1,998 —
Accrued expenses and other liabilities ........ 77,771 184,501 (229,224) 5,957
Total liabilities ...................... 10,473,148 23,940,783 65,381,056 215,272
Net assets, at value .............. $2,693,838,876 $3,957,629,597 $1,472,826,620 $69,436,906
Net assets consist of:
Paid-in capital .......................... $2,414,494,598 $2,823,768,760 $2,109,150,929 $68,834,054
Total distributable earnings (losses) .......... 279,344,278 1,133,860,837 (636,324,309) 602,852
Net assets, at value .............. $2,693,838,876 $3,957,629,597 $1,472,826,620 $69,436,906

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Class A:
Net assets, at value .................... $915,033,006 $3,246,504,529 $969,014,651 $—
Shares outstanding ..................... 40,713,076 106,951,483 129,622,380 —
Net asset value per share
a ,b
............... $22.48 $30.36 $7.48 $—
Maximum offering price per share (net asset
value per share ÷ 94 .50% , 94 .50% , 97 .75 % and
— % , respectively)
b
..................... $23.79 $32.12 $7.65 $—
Class C:
Net assets, at value .................... $41,893,884 $96,778,453 $70,764,603 $—
Shares outstanding ..................... 1,919,284 3,212,871 9,461,097 —
Net asset value and maximum offering price per
share
a ,b
.............................. $21.83 $30.12 $7.48 $—
Class R:
Net assets, at value .................... $— $13,905,172 $— $—
Shares outstanding ..................... — 457,831 — —
Net asset value and maximum offering price per
share
b
............................... $— $30.37 $— $—
Class R6:
Net assets, at value .................... $104,442,736 $223,004,289 $132,411,744 $69,436,906
Shares outstanding ..................... 4,598,526 7,327,305 17,687,213 7,013,496
Net asset value and maximum offering price per
share
b
............................... $22.71 $30.43 $7.49 $9.90
Advisor Class:
Net assets, at value .................... $1,632,469,250 $377,437,154 $300,635,622 $—
Shares outstanding ..................... 72,631,387 12,406,982 40,196,180 —
Net asset value and maximum offering price per
share
b
............................... $22.48 $30.42 $7.48 $—
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $1,865,569,454 $381,908,683 $2,963,192,446 $3,615,471,327
Cost - Non-controlled affiliates (Note 3 f ) ..... 39,237,200 13,699,440 74,443,975 43,015,259
Cost - Unaffiliated repurchase agreements ... 71,982,209 — — —
Value - Unaffiliated issuers (Includes securities
loaned of $ — , $ — , $ 6,254,678 and $ — ,
respectively) .......................... $1,852,990,769 $378,870,144 $3,228,248,839 $3,488,214,507
Value - Non-controlled affiliates (Note 3 f ) ..... 39,237,200 13,699,440 74,443,975 43,015,259
Value - Unaffiliated repurchase agreements ... 71,982,209 — — —
Cash ................................. 1,509,833 2 — 1,416,031
Restricted cash for OTC derivative contracts (Note
1 f ) ................................... — — — 370,000
Receivables:
Investment securities sold ................ 3,480,564 2,150,083 — 2,902,889
Capital shares sold ..................... 3,224,233 233,996 1,016,499 1,450,338
Dividends and interest .................. 11,234,616 2,337,817 20,216,065 23,773,982
European Union tax reclaims (Note 1 l ) ...... — — 1,094,019 —
Deposits with brokers for:
OTC derivative contracts ............... 260,000 — — 1,050,000
TBA transactions .................... — — — 485,798
Futures contracts ..................... 4,357,012 625,575 — 3,440,731
Variation margin on futures contracts ........ 478,927 80,456 — 572,277
OTC swap contracts (upfront payments $ 298,864 ,
$ – , $ – and $ 918,327 , respectively) ........... 204,698 — — 628,983
Unrealized appreciation on OTC swap contracts . 278,101 — — 738,763
Deferred tax benefit ...................... — — — 95,813
Other assets ........................... — — 177,502 —
Total assets ....................... 1,989,238,162 397,997,513 3,325,196,899 3,568,155,371
Liabilities:
Payables:
Investment securities purchased ........... 20,161,460 — 56,483,125 8,455,740
Payable for purchases of TBA securities (Note
1 d ) ................................. — — — 481,247,483
Capital shares redeemed ................ 2,943,600 820,741 1,895,346 4,049,030
Management fees ...................... 368,193 116,825 1,473,304 788,309
Distribution fees ....................... 293,068 63,035 640,333 514,672
Transfer agent fees ..................... 413,806 143,564 641,162 780,642
Trustees' fees and expenses .............. 4,007 1,005 5,590 4,933
Pricing fees .......................... 110,384 103,766 10,139 145,482
Distributions to shareholders .............. 166,001 50,680 — 124,120
Variation margin on centrally cleared swap
contracts ............................ 35,461 — — 60,715
Deposits from brokers for:
OTC derivative contracts ............... — — — 370,000
OTC swap contracts (upfront receipts $ 763,309 ,
$ – , $ – and $ 1,898,416 , respectively ) ......... 455,585 — — 1,147,486
Unrealized depreciation on OTC swap contracts . — — — 158,299
Options written, at value (premiums received
$ 115,375 , $ – , $ – and $ 732,654 , respectively) ... 56,537 — — 574,894
Payable upon return of securities loaned (Note 1 h ) — — 5,883,444 —
Unrealized depreciation on unfunded loan
commitments (Note 9 ) .................... 68 — — 205
Accrued expenses and other liabilities ........ 409,275 133,609 203,756 485,003

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Total liabilities ...................... 25,417,445 1,433,225 67,236,199 498,907,013
Net assets, at value .............. $1,963,820,717 $396,564,288 $3,257,960,700 $3,069,248,358
Net assets consist of:
Paid-in capital .......................... $2,332,425,077 $563,898,726 $2,977,184,338 $3,923,198,773
Total distributable earnings (losses) .......... (368,604,360) (167,334,438) 280,776,362 (853,950,415)
Net assets, at value .............. $1,963,820,717 $396,564,288 $3,257,960,700 $3,069,248,358
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Class A:
Net assets, at value .................... $1,361,043,003 $267,528,225 $2,813,651,669 $2,449,095,106
Shares outstanding ..................... 151,219,601 35,330,798 231,137,660 294,942,731
Net asset value per share
a ,b
............... $9.00 $7.57 $12.17 $8.30
Maximum offering price per share (net asset
value per share ÷ 97 .75% , 97 .75% , 94 .50 % and
96 .25% , respectively)
b
................... $9.21 $7.74 $12.88 $8.62
Class A1:
Net assets, at value .................... $— $43,090,140 $— $—
Shares outstanding ..................... — 5,692,418 — —
Net asset value per share
a ,b
............... $— $7.57 $— $—
Maximum offering price per share (net asset
value per share ÷ — % , 97 .75% , — % and — % ,
respectively)
b
......................... $— $7.74 $— $—
Class C:
Net assets, at value .................... $29,014,820 $10,002,680 $77,104,204 $21,515,081
Shares outstanding ..................... 3,239,528 1,322,073 6,403,736 2,613,543
Net asset value and maximum offering price per
share
a ,b
.............................. $8.96 $7.57 $12.04 $8.23
Class R:
Net assets, at value .................... $517,335 $— $2,621,653 $7,276,043
Shares outstanding ..................... 57,528 — 214,636 880,150
Net asset value and maximum offering price per
share
b
............................... $8.99 $— $12.21 $8.27
Class R6:
Net assets, at value .................... $406,040,396 $18,865,743 $179,416,108 $389,043,284
Shares outstanding ..................... 44,815,690 2,487,170 14,696,314 46,504,280
Net asset value and maximum offering price per
share
b
............................... $9.06 $7.59 $12.21 $8.37
Advisor Class:
Net assets, at value .................... $167,205,163 $57,077,500 $185,167,066 $202,318,844
Shares outstanding ..................... 18,474,124 7,530,441 15,169,378 24,214,767
Net asset value and maximum offering price per
share
b
............................... $9.05 $7.58 $12.21 $8.36
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the six months ended April 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Investment income:
Dividends: (net of foreign taxes of $–, $334,035,
$– and $–, respectively)
Unaffiliated issuers ..................... $8,799,808 $47,518,194 $441,493 $—
Non-controlled affiliates (Note 3 f and 11 ) ..... 1,410,398 2,605,035 2,259,369 9,689
Interest:
Unaffiliated issuers:
Paydown gain (loss) .................. — 8,433 (4,891,104) —
Paid in cash
a
........................ 18,181,302 — 59,932,370 2,256,685
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .. (2,838) — (32,448) —
Non-controlled affiliates (Note 3 f ) .......... 26,906 — 41,117 —
Other income (Note 1 l ) .................... — 6,706 — —
Total investment income ................ 28,415,576 50,138,368 57,750,797 2,266,374
Expenses:
Management fees (Note 3 a ) ................ 6,473,269 9,482,042 4,145,353 119,394
Distribution fees: (Note 3c )
Class A ............................. 1,199,124 4,239,342 1,206,352 —
Class C ............................. 243,704 519,438 247,691 —
Class R ............................. — 36,669 — —
Transfer agent fees: (Note 3e )
Class A ............................. 423,315 1,674,958 475,052 —
Class C ............................. 21,552 51,273 37,546 —
Class R ............................. — 7,248 — —
Class R6 ............................ 15,959 25,876 13,542 5,230
Advisor Class ......................... 745,133 193,333 144,466 —
Custodian fees ......................... 7,166 11,328 560 496
Reports to shareholders fees ............... 70,581 93,057 37,165 548
Registration and filing fees ................. 86,754 83,577 87,995 13,588
Professional fees ........................ 47,984 30,386 61,738 19,543
Trustees' fees and expenses ............... 15,838 23,449 8,338 116
Other ................................. 39,691 53,727 25,934 3,983
Total expenses ...................... 9,390,070 16,525,703 6,491,732 162,898
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (124,378) (222,114) (131,066) (111,031)
Net expenses ...................... 9,265,692 16,303,589 6,360,666 51,867
Net investment income ............. 19,149,884 33,834,779 51,390,131 2,214,507

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended April 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 130,549,869 157,252,319 (7,607,550) 245,997
Foreign currency transactions ............. — (65,343) — —
Net realized gain (loss) ............... 130,549,869 157,186,976 (7,607,550) 245,997
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (99,402,426) (321,090,073) (24,296,688) (2,905,303)
Non-controlled affiliates (Note 3 f and 11 ) ... — — 1,359,167 —
Translation of other assets and liabilities
denominated in foreign currencies ........ — 66,523 — —
Unfunded loan commitments (Note 9 ) ....... — — (4,511) —
Net change in unrealized appreciation
(depreciation) ...................... (99,402,426) (321,023,550) (22,942,032) (2,905,303)
Net realized and unrealized gain (loss) ......... 31,147,443 (163,836,574) (30,549,582) (2,659,306)
Net increase (decrease) in net assets resulting from
operations ............................... $50,297,327 $(130,001,795) $20,840,549 $(444,799)

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended April 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Investment income:
Dividends: (net of foreign taxes of $–, $–,
$177,349 and $–, respectively)
Unaffiliated issuers ..................... $27,173 $— $23,721,079 $144,371
Non-controlled affiliates (Note 3 f ) .......... 770,335 279,713 820,953 1,165,546
Interest: (net of foreign taxes of $134, $—, $— and
$—, respectively)
Unaffiliated issuers:
Paydown gain (loss) .................. 161,567 (1,001,342) 111,772 2,428,905
Paid in cash
a
........................ 45,849,409 10,735,717 50,039,865 68,974,456
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .. 7,896 — (48,469) 2,285
Non-controlled affiliates (Note 3 f ) .......... 1,837 — 64,690 999
Other income (Note 1 l ) .................... — — 5,910 —
Total investment income ................ 46,818,217 10,014,088 74,715,800 72,716,562
Expenses:
Management fees (Note 3 a ) ................ 5,022,605 966,149 9,291,211 7,500,611
Distribution fees: (Note 3c )
Class A ............................. 1,667,648 323,029 3,629,683 3,067,653
Class A1 ............................ — 21,422 — —
Class C ............................. 98,804 31,061 431,343 74,196
Class R ............................. 1,117 — 6,647 17,600
Transfer agent fees: (Note 3e )
Class A ............................. 712,405 178,078 1,221,310 1,491,540
Class A1 ............................ — 29,510 — —
Class C ............................. 16,224 6,582 36,191 13,860
Class R ............................. 239 — 1,119 4,281
Class R6 ............................ 39,164 4,181 20,838 39,749
Advisor Class ......................... 88,269 39,555 81,963 123,533
Custodian fees ......................... 6,877 1,155 9,957 9,668
Reports to shareholders fees ............... 93,552 22,675 97,618 148,256
Registration and filing fees ................. 55,176 45,611 56,046 86,395
Professional fees ........................ 85,353 40,291 38,148 78,793
Trustees' fees and expenses ............... 12,143 2,620 20,899 18,774
Marketplace lending fees (Note 1 k ) .......... 357,204 — — 369,794
Other ................................. 122,481 66,502 59,814 140,071
Total expenses ...................... 8,379,261 1,778,421 15,002,787 13,184,774
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (2,886,205) (284,908) (21,633) (1,513,475)
Net expenses ...................... 5,493,056 1,493,513 14,981,154 11,671,299
Net investment income ............. 41,325,161 8,520,575 59,734,646 61,045,263

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended April 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (2,801,093) 833 26,407,480 (35,261,092)
Written options ........................ — — 10,510,979 508,800
Foreign currency transactions ............. (5) — (75,454) —
Futures contracts ...................... (3,142,887) (1,005,505) — 801,517
TBA sale commitments .................. — — — (72,486)
Swap contracts ........................ 246,371 — — 869,944
Net realized gain (loss) ............... (5,697,614) (1,004,672) 36,843,005 (33,153,317)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 10,272,896 1,692,428 (144,771,905) 41,387,188
Translation of other assets and liabilities
denominated in foreign currencies ........ (2) — 52,788 264,760
Unfunded loan commitments (Note 9 ) ....... (68) — — (205)
Written options ........................ 58,838 — (3,471,290) (327,715)
Futures contracts ...................... 7,274,485 1,591,469 — (1,581,519)
Swap contracts ........................ (685,933) — — (2,776,533)
Net change in unrealized appreciation
(depreciation) ...................... 16,920,216 3,283,897 (148,190,407) 36,965,976
Net realized and unrealized gain (loss) ......... 11,222,602 2,279,225 (111,347,402) 3,812,659
Net increase (decrease) in net assets resulting from
operations ............................... $52,547,763 $10,799,800 $(51,612,756) $64,857,922
a
Includes amortization of premium and accretion of discount.

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Convertible Securities Fund Franklin Equity Income Fund
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $19,149,884 $28,568,686 $33,834,779 $66,754,101
Net realized gain (loss) ............ 130,549,869 90,289,514 157,186,976 353,871,690
Net change in unrealized appreciation
(depreciation) ................. (99,402,426) 460,306,586 (321,023,550) 672,993,764
Net increase (decrease) in net
assets resulting from operations . 50,297,327 579,164,786 (130,001,795) 1,093,619,555
Distributions to shareholders:
Class A ........................ (35,998,476) (23,043,895) (294,127,155) (125,505,390)
Class C ........................ (1,770,172) (1,164,461) (8,757,028) (3,390,661)
Class R ........................ — — (1,229,730) (473,035)
Class R6 ....................... (3,907,369) (2,574,099) (19,868,677) (7,575,533)
Advisor Class ................... (64,261,847) (41,500,014) (34,242,377) (15,624,492)
Total distributions to shareholders ..... (105,937,864) (68,282,469) (358,224,967) (152,569,111)
Capital share transactions: (Note 2 )
Class A ........................ (28,356,107) (122,081,466) 209,605,938 (116,745,926)
Class C ........................ (10,429,595) (26,416,536) 1,654,409 (14,099,093)
Class R ........................ — — 967,217 846,536
Class R6 ....................... 6,498,200 (7,811,691) 28,789,849 26,827,927
Advisor Class ................... 11,098,723 (117,431,294) 26,860,622 (23,254,504)
Total capital share transactions ....... (21,188,779) (273,740,987) 267,878,035 (126,425,060)
Net increase (decrease) in net
assets ..................... (76,829,316) 237,141,330 (220,348,727) 814,625,384
Net assets:
Beginning of period ................ 2,770,668,192 2,533,526,862 4,177,978,324 3,363,352,940
End of period ..................... $2,693,838,876 $2,770,668,192 $3,957,629,597 $4,177,978,324

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Daily Access Fund Franklin Long Duration Credit Fund
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $51,390,131 $137,608,534 $2,214,507 $4,484,719
Net realized gain (loss) ............ (7,607,550) 1,966,906 245,997 1,229,194
Net change in unrealized appreciation
(depreciation) ................. (22,942,032) (2,102,588) (2,905,303) 7,013,757
Net increase (decrease) in net
assets resulting from operations . 20,840,549 137,472,852 (444,799) 12,727,670
Distributions to shareholders:
Class A ........................ (41,291,291) (80,661,636) — —
Class C ........................ (3,116,159) (6,987,977) — —
Class R6 ....................... (5,512,062) (10,929,626) (3,376,251) (4,510,102)
Advisor Class ................... (12,830,480) (29,568,706) — —
Total distributions to shareholders ..... (62,749,992) (128,147,945) (3,376,251) (4,510,102)
Capital share transactions: (Note 2 )
Class A ........................ 42,692,185 74,761,638 — —
Class C ........................ (5,572,422) (2,681,564) — —
Class R6 ....................... 18,347,743 (479,138) (14,051,439) 12,884,070
Advisor Class ................... 36,179,761 (48,191,187) — —
Total capital share transactions ....... 91,647,267 23,409,749 (14,051,439) 12,884,070
Net increase (decrease) in net
assets ..................... 49,737,824 32,734,656 (17,872,489) 21,101,638
Net assets:
Beginning of period ................ 1,423,088,796 1,390,354,140 87,309,395 66,207,757
End of period ..................... $1,472,826,620 $1,423,088,796 $69,436,906 $87,309,395

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government
Securities Fund
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $41,325,161 $90,008,308 $8,520,575 $17,730,738
Net realized gain (loss) ............ (5,697,614) (4,217,550) (1,004,672) (670,154)
Net change in unrealized appreciation
(depreciation) ................. 16,920,216 52,838,133 3,283,897 10,128,393
Net increase (decrease) in net
assets resulting from operations . 52,547,763 138,628,891 10,799,800 27,188,977
Distributions to shareholders:
Class A ........................ (28,420,517) (61,187,185) (6,301,135) (12,595,527)
Class A1 ....................... — — (1,076,934) (2,270,474)
Class C ........................ (589,077) (1,501,325) (213,963) (490,356)
Class R ........................ (9,005) (13,493) — —
Class R6 ....................... (9,362,332) (21,439,739) (470,646) (937,628)
Advisor Class ................... (3,707,094) (7,817,169) (1,467,224) (3,827,056)
Total distributions to shareholders ..... (42,088,025) (91,958,911) (9,529,902) (20,121,041)
Capital share transactions: (Note 2 )
Class A ........................ 3,722,589 (152,469,142) 6,250,489 (28,292,749)
Class A1 ....................... — — (1,067,558) (4,490,128)
Class C ........................ (3,936,117) (12,261,384) 41,915 (3,863,051)
Class R ........................ 119,378 84,826 — —
Class R6 ....................... (18,185,507) (72,191,723) 96,442 (1,868,058)
Advisor Class ................... (476,207) (11,553,215) 1,396,177 (23,313,747)
Total capital share transactions ....... (18,755,864) (248,390,638) 6,717,465 (61,827,733)
Net increase (decrease) in net
assets ..................... (8,296,126) (201,720,658) 7,987,363 (54,759,797)
Net assets:
Beginning of period ................ 1,972,116,843 2,173,837,501 388,576,925 443,336,722
End of period ..................... $1,963,820,717 $1,972,116,843 $396,564,288 $388,576,925

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Managed Income Fund Franklin Total Return Fund
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $59,734,646 $128,003,371 $61,045,263 $120,827,149
Net realized gain (loss) ............ 36,843,005 85,325,023 (33,153,317) (95,413,425)
Net change in unrealized appreciation
(depreciation) ................. (148,190,407) 393,698,095 36,965,976 302,027,251
Net increase (decrease) in net
assets resulting from operations . (51,612,756) 607,026,489 64,857,922 327,440,975
Distributions to shareholders:
Class A ........................ (99,070,699) (137,766,155) (49,332,343) (98,103,988)
Class C ........................ (2,633,461) (4,110,172) (416,853) (976,806)
Class R ........................ (86,686) (107,913) (133,428) (275,730)
Class R6 ....................... (6,520,876) (9,034,791) (8,497,563) (16,673,916)
Advisor Class ................... (6,894,234) (9,674,579) (4,313,374) (7,124,067)
Total distributions to shareholders ..... (115,205,956) (160,693,610) (62,693,561) (123,154,507)
Capital share transactions: (Note 2 )
Class A ........................ (57,574,866) (211,726,418) (76,153,668) (136,154,186)
Class C ........................ (14,036,703) (34,469,426) (3,317,136) (8,020,204)
Class R ........................ (28,195) 93,765 (325,506) (231,992)
Class R6 ....................... 1,003,987 (10,845,635) (7,585,257) (20,245,336)
Advisor Class ................... (8,537,080) (13,601,951) 807,161 35,094,461
Total capital share transactions ....... (79,172,857) (270,549,665) (86,574,406) (129,557,257)
Net increase (decrease) in net
assets ..................... (245,991,569) 175,783,214 (84,410,045) 74,729,211
Net assets:
Beginning of period ................ 3,503,952,269 3,328,169,055 3,153,658,403 3,078,929,192
End of period ..................... $3,257,960,700 $3,503,952,269 $3,069,248,358 $3,153,658,403

Franklin Investors Securities Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of eight
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class C, Class R6 & Advisor Class
Franklin Convertible Securities Fund
Franklin Floating Rate Daily Access Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Equity Income Fund
Franklin Low Duration Total Return Fund
Franklin Managed Income Fund
Franklin Total Return Fund
Class A, Class R, Class R6 & Advisor Class
Franklin Long Duration Credit Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Low Duration U.S. Government Securities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
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c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as
indicated in the Schedules of Investments, had been entered
into on April 30, 2025.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery and to-
be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that
the value at delivery may be more or less than the trade
date purchase price. Although the Funds will generally
purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date. Collateral has been pledged and/or received for open
TBA trades.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statements of Operations. Credit default swap contracts outstanding at period end, if any, are listed in the
Funds' Schedules of Investments.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
Certain or all Funds entered into OTC total return swap
contracts primarily to manage and/or gain exposure to
credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Funds' Schedules of
Investments.
Certain or all Funds purchased or wrote exchange
traded and/or OTC option contracts primarily to manage and/
or gain exposure to equity volatility and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of
a swap (swaption), at a specified price. When an option is
purchased or written, an amount equal to the premium paid
or received is recorded as an asset or liability, respectively.
Upon exercise of an option, the acquisition cost or sales
proceeds of the underlying investment is adjusted by any
premium received or paid. Upon expiration of an option, any
premium received or paid is recorded as a realized gain or
loss. Upon closing an option other than through expiration
or exercise, the difference between the premium received
or paid and the cost to close the position is recorded as
a realized gain or loss. Option contracts outstanding at
period end, if any, are listed in the Funds' Schedules of
Investments.
See Note 10 regarding other derivative information.
f. Restricted Cash
At April 30, 2025, certain or all Funds held restricted cash in connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and/or counterparty broker and is reflected in the Statements of Assets and Liabilities.
g. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
h. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. Additionally, at
April 30, 2025, Franklin Floating Rate Daily Access Fund
and Franklin Managed Income Fund held $2,376,973 and
$774,422, respectively, in U.S. Government and Agency
securities as collateral. These securities are held as
collateral in segregated accounts with the Funds' custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statements of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. At April 30, 2025, Franklin Equity
Income Fund, Franklin Long Duration Credit Fund, Franklin
Low Duration Total Return Fund, Franklin Low Duration U.S.
Government Securities Fund and Franklin Total Return Fund
had no securities on loan.
i. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
j. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
k. Marketplace Lending
Certain or all Funds invest in loans obtained through
marketplace lending. Marketplace lending, sometimes
referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional
forms of debt financing. Prospective borrowers are required
to provide certain financial information to the platform,
including, but not limited to, the intended purpose of the
loan, income, employment information, credit score, debt-
to-income ratio, credit history (including defaults and
delinquencies) and home ownership status. Based on this
and other information, the platform assigns its own credit
rating to the borrower and sets the interest rate for the
requested loan. The platform then posts the borrowing
requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and
expected yields of the loans, the borrower background data,
and the credit rating assigned by the platform.
When the Funds invest in these loans, they usually purchase
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the
Funds, less any servicing fees assessed. The servicer is
typically responsible for taking actions against a borrower
in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace
lending fees in the Statements of Operations. The Funds,
as investors in a loan, would be entitled to receive payment only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Funds may invest are
unsecured.
1. Organization and Significant Accounting Policies
(continued)
h. Securities Lending
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
l. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
When a capital gain tax is determined to apply, certain
or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
m. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
Certain or all Funds may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees or
commitment fees. These fees are recorded as income when
received by the Fund. Facility fees are recognized as income over the expected term of the loan. Dividend income and
realized gain distributions are recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-
dividend date. For Franklin Convertible Securities Fund and
Franklin Equity Income Fund, distributions to shareholders
are recorded on the ex-dividend date. The Franklin Managed
Income Fund employs a managed distribution policy. Under
this policy, the fund will distribute level monthly distributions in any given year regardless of the performance of the fund;
however, the twelfth monthly payment may be greater than
the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions
may include income and capital gains generated by the
Fund, as well as a possible return of capital component, if
necessary, to meet the annual distribution rate. The annual
payout rate may be adjusted higher or lower from year to
year in response to market conditions. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
n. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
o. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2025
Shares sold
a
................................... 971,019 $22,544,983 6,138,867 $198,557,908
Shares issued in reinvestment of distributions .......... 1,455,671 33,748,571 9,217,980 288,461,155
Shares redeemed ............................... (3,657,696) (84,649,661) (8,659,239) (277,413,125)
Net increase (decrease) .......................... (1,231,006) $(28,356,107) 6,697,608 $209,605,938
1. Organization and Significant Accounting Policies
(continued)
m. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Year ended October 31, 2024
Shares sold
a
................................... 1,907,208 $40,416,998 9,060,373 $283,463,620
Shares issued in reinvestment of distributions .......... 1,034,841 21,641,963 4,063,521 122,929,490
Shares redeemed ............................... (8,720,569) (184,140,427) (16,857,783) (523,139,036)
Net increase (decrease) .......................... (5,778,520) $(122,081,466) (3,733,889) $(116,745,926)
Class C
Class C Shares:
Six Months ended April 30, 2025
Shares sold ................................... 26,196 $593,642 253,432 $8,184,430
Shares issued in reinvestment of distributions .......... 77,915 1,757,830 279,188 8,677,794
Shares redeemed
a
.............................. (568,804) (12,781,067) (477,328) (15,207,815)
Net increase (decrease) .......................... (464,693) $(10,429,595) 55,292 $1,654,409
Year ended October 31, 2024
Shares sold ................................... 98,264 $2,018,416 445,666 $13,892,816
Shares issued in reinvestment of distributions .......... 57,040 1,146,832 112,637 3,352,840
Shares redeemed
a
.............................. (1,434,247) (29,581,784) (1,018,427) (31,344,749)
Net increase (decrease) .......................... (1,278,943) $(26,416,536) (460,124) $(14,099,093)
Class R
Class R Shares:
Six Months ended April 30, 2025
Shares sold ................................... — $— 65,959 $2,166,456
Shares issued in reinvestment of distributions .......... — — 38,821 1,215,992
Shares redeemed ............................... — — (74,130) (2,415,231)
Net increase (decrease) .......................... — $— 30,650 $967,217
Year ended October 31, 2024
Shares sold ................................... — $— 67,320 $2,109,525
Shares issued in reinvestment of distributions .......... — — 15,329 463,859
Shares redeemed ............................... — — (54,807) (1,726,848)
Net increase (decrease) .......................... — $— 27,842 $846,536
Class R6
Class R6 Shares:
Six Months ended April 30, 2025
Shares sold ................................... 626,220 $14,605,724 1,152,898 $37,538,815
Shares issued in reinvestment of distributions .......... 156,151 3,655,889 509,260 15,972,370
Shares redeemed ............................... (501,312) (11,763,413) (766,555) (24,721,336)
Net increase (decrease) .......................... 281,059 $6,498,200 895,603 $28,789,849
Year ended October 31, 2024
Shares sold ................................... 738,606 $15,895,130 1,994,146 $62,985,673
Shares issued in reinvestment of distributions .......... 113,410 2,402,387 194,773 5,940,846
Shares redeemed ............................... (1,229,211) (26,109,208) (1,348,781) (42,098,592)
Net increase (decrease) .......................... (377,195) $(7,811,691) 840,138 $26,827,927
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended April 30, 2025
Shares sold ................................... 11,797,106 $270,398,146 1,839,491 $59,820,918
Shares issued in reinvestment of distributions .......... 2,328,638 53,965,855 1,046,376 32,807,730
Shares redeemed ............................... (13,707,474) (313,265,278) (2,031,198) (65,768,026)
Net increase (decrease) .......................... 418,270 $11,098,723 854,669 $26,860,622
Year ended October 31, 2024
Shares sold ................................... 15,174,000 $325,511,931 2,601,050 $81,741,531
Shares issued in reinvestment of distributions .......... 1,650,820 34,597,568 495,590 15,032,714
Shares redeemed ............................... (22,651,923) (477,540,793) (3,861,158) (120,028,749)
Net increase (decrease) .......................... (5,827,103) $(117,431,294) (764,518) $(23,254,504)
Franklin Floating Rate Daily
Access Fund
Franklin Long Duration Credit
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2025
Shares sold
a
................................... 21,472,923 $163,501,617 — $—
Shares issued in reinvestment of distributions .......... 5,107,814 38,853,990 — —
Shares redeemed ............................... (21,053,001) (159,663,422) — —
Net increase (decrease) .......................... 5,527,736 $42,692,185 — $—
Year ended October 31, 2024
Shares sold
a
................................... 37,075,758 $287,364,348 — $—
Shares issued in reinvestment of distributions .......... 9,791,876 75,891,697 — —
Shares redeemed ............................... (37,250,048) (288,494,407) — —
Net increase (decrease) .......................... 9,617,586 $74,761,638 — $—
Class C
Class C Shares:
Six Months ended April 30, 2025
Shares sold ................................... 1,319,009 $10,071,313 — $—
Shares issued in reinvestment of distributions .......... 392,502 2,988,616 — —
Shares redeemed
a
.............................. (2,456,402) (18,632,351) — —
Net increase (decrease) .......................... (744,891) $(5,572,422) — $—
Year ended October 31, 2024
Shares sold ................................... 3,260,010 $25,303,856 — $—
Shares issued in reinvestment of distributions .......... 868,414 6,735,710 — —
Shares redeemed
a
.............................. (4,484,892) (34,721,130) — —
Net increase (decrease) .......................... (356,468) $(2,681,564) — $—
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Daily
Access Fund
Franklin Long Duration Credit
Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended April 30, 2025
Shares sold ................................... 4,228,009 $32,342,169 4,209 $42,213
Shares issued in reinvestment of distributions .......... 162,096 1,235,300 141,054 1,419,575
Shares redeemed ............................... (2,000,584) (15,229,726) (1,511,662) (15,513,227)
Net increase (decrease) .......................... 2,389,521 $18,347,743 (1,366,399) $(14,051,439)
Year ended October 31, 2024
Shares sold ................................... 5,479,757 $42,665,765 1,201,969 $12,589,876
Shares issued in reinvestment of distributions .......... 356,698 2,771,087 158,868 1,659,602
Shares redeemed ............................... (5,888,070) (45,915,990) (126,865) (1,365,408)
Net increase (decrease) .......................... (51,615) $(479,138) 1,233,972 $12,884,070
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2025
Shares sold ................................... 12,692,767 $96,843,512 — $—
Shares issued in reinvestment of distributions .......... 1,527,380 11,617,935 — —
Shares redeemed ............................... (9,559,538) (72,281,686) — —
Net increase (decrease) .......................... 4,660,609 $36,179,761 — $—
Year ended October 31, 2024
Shares sold ................................... 21,309,935 $165,323,381 — $—
Shares issued in reinvestment of distributions .......... 3,545,899 27,515,514 — —
Shares redeemed ............................... (31,126,460) (241,030,082) — —
Net increase (decrease) .......................... (6,270,626) $(48,191,187) — $—
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2025
Shares sold
a
................................... 21,673,713 $194,104,089 4,843,467 $36,559,020
Shares issued in reinvestment of distributions .......... 3,090,537 27,721,205 802,272 6,058,177
Shares redeemed ............................... (24,358,150) (218,102,705) (4,819,432) (36,366,708)
Net increase (decrease) .......................... 406,100 $3,722,589 826,307 $6,250,489
Year ended October 31, 2024
Shares sold
a
................................... 25,865,426 $230,517,075 6,019,098 $45,471,626
Shares issued in reinvestment of distributions .......... 6,695,433 59,595,609 1,606,221 12,091,493
Shares redeemed ............................... (49,738,148) (442,581,826) (11,404,729) (85,855,868)
Net increase (decrease) .......................... (17,177,289) $(152,469,142) (3,779,410) $(28,292,749)
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended April 30, 2025
Shares sold ................................... — $— 238,267 $1,798,482
Shares issued in reinvestment of distributions .......... — — 136,823 1,032,935
Shares redeemed ............................... — — (516,918) (3,898,975)
Net increase (decrease) .......................... — $— (141,828) $(1,067,558)
Year ended October 31, 2024
Shares sold ................................... — $— 597,495 $4,479,824
Shares issued in reinvestment of distributions .......... — — 288,668 2,172,501
Shares redeemed ............................... — — (1,480,928) (11,142,453)
Net increase (decrease) .......................... — $— (594,765) $(4,490,128)
Class C
Class C Shares:
Six Months ended April 30, 2025
Shares sold ................................... 307,317 $2,739,948 293,797 $2,217,332
Shares issued in reinvestment of distributions .......... 64,485 575,682 28,137 212,331
Shares redeemed
a
.............................. (814,063) (7,251,747) (316,748) (2,387,748)
Net increase (decrease) .......................... (442,261) $(3,936,117) 5,186 $41,915
Year ended October 31, 2024
Shares sold ................................... 441,726 $3,912,691 212,148 $1,594,449
Shares issued in reinvestment of distributions .......... 164,442 1,456,273 64,366 484,032
Shares redeemed
a
.............................. (1,994,139) (17,630,348) (790,409) (5,941,532)
Net increase (decrease) .......................... (1,387,971) $(12,261,384) (513,895) $(3,863,051)
Class R
Class R Shares:
Six Months ended April 30, 2025
Shares sold ................................... 13,804 $123,449 — $—
Shares issued in reinvestment of distributions .......... 1,003 8,993 — —
Shares redeemed ............................... (1,463) (13,064) — —
Net increase (decrease) .......................... 13,344 $119,378 — $—
Year ended October 31, 2024
Shares sold ................................... 21,155 $187,841 — $—
Shares issued in reinvestment of distributions .......... 1,513 13,464 — —
Shares redeemed ............................... (13,114) (116,479) — —
Net increase (decrease) .......................... 9,554 $84,826 — $—
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended April 30, 2025
Shares sold ................................... 4,511,751 $40,674,745 343,934 $2,601,867
Shares issued in reinvestment of distributions .......... 1,035,571 9,350,659 62,173 470,418
Shares redeemed ............................... (7,566,643) (68,210,911) (393,628) (2,975,843)
Net increase (decrease) .......................... (2,019,321) $(18,185,507) 12,479 $96,442
Year ended October 31, 2024
Shares sold ................................... 9,288,620 $83,147,869 474,972 $3,583,732
Shares issued in reinvestment of distributions .......... 2,387,172 21,388,364 124,284 937,246
Shares redeemed ............................... (19,729,812) (176,727,956) (848,512) (6,389,036)
Net increase (decrease) .......................... (8,054,020) $(72,191,723) (249,256) $(1,868,058)
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2025
Shares sold ................................... 3,472,470 $31,277,168 3,297,668 $24,962,605
Shares issued in reinvestment of distributions .......... 383,345 3,457,709 190,057 1,436,838
Shares redeemed ............................... (3,907,650) (35,211,084) (3,303,391) (25,003,266)
Net increase (decrease) .......................... (51,835) $(476,207) 184,334 $1,396,177
Year ended October 31, 2024
Shares sold ................................... 4,784,011 $42,781,503 3,847,524 $28,978,738
Shares issued in reinvestment of distributions .......... 811,173 7,261,353 495,235 3,731,659
Shares redeemed ............................... (6,886,558) (61,596,071) (7,413,874) (56,024,144)
Net increase (decrease) .......................... (1,291,374) $(11,553,215) (3,071,115) $(23,313,747)
Franklin Managed Income Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2025
Shares sold
a
................................... 9,207,300 $114,930,071 17,604,535 $145,430,476
Shares issued in reinvestment of distributions .......... 7,745,359 96,557,471 5,882,552 48,808,849
Shares redeemed ............................... (21,547,390) (269,062,408) (32,728,853) (270,392,993)
Net increase (decrease) .......................... (4,594,731) $(57,574,866) (9,241,766) $(76,153,668)
Year ended October 31, 2024
Shares sold
a
................................... 14,785,484 $183,247,530 36,939,563 $305,918,352
Shares issued in reinvestment of distributions .......... 10,775,140 134,095,697 11,731,324 96,992,531
Shares redeemed ............................... (42,699,928) (529,069,645) (65,328,060) (539,065,069)
Net increase (decrease) .......................... (17,139,304) $(211,726,418) (16,657,173) $(136,154,186)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Managed Income Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended April 30, 2025
Shares sold ................................... 267,850 $3,313,306 153,068 $1,252,709
Shares issued in reinvestment of distributions .......... 209,753 2,585,693 49,843 410,068
Shares redeemed
a
.............................. (1,614,679) (19,935,702) (608,570) (4,979,913)
Net increase (decrease) .......................... (1,137,076) $(14,036,703) (405,659) $(3,317,136)
Year ended October 31, 2024
Shares sold ................................... 660,064 $8,096,951 509,543 $4,163,398
Shares issued in reinvestment of distributions .......... 327,724 4,029,379 117,407 961,857
Shares redeemed
a
.............................. (3,798,532) (46,595,756) (1,606,293) (13,145,459)
Net increase (decrease) .......................... (2,810,744) $(34,469,426) (979,343) $(8,020,204)
Class R
Class R Shares:
Six Months ended April 30, 2025
Shares sold ................................... 6,132 $76,969 91,200 $749,482
Shares issued in reinvestment of distributions .......... 6,914 86,452 16,123 133,194
Shares redeemed ............................... (15,067) (191,616) (146,828) (1,208,182)
Net increase (decrease) .......................... (2,021) $(28,195) (39,505) $(325,506)
Year ended October 31, 2024
Shares sold ................................... 38,023 $473,714 182,629 $1,499,480
Shares issued in reinvestment of distributions .......... 8,519 106,562 33,352 274,625
Shares redeemed ............................... (40,999) (486,511) (244,235) (2,006,097)
Net increase (decrease) .......................... 5,543 $93,765 (28,254) $(231,992)
Class R6
Class R6 Shares:
Six Months ended April 30, 2025
Shares sold ................................... 1,443,253 $18,123,231 4,739,712 $39,458,892
Shares issued in reinvestment of distributions .......... 520,125 6,501,752 1,014,367 8,480,536
Shares redeemed ............................... (1,885,619) (23,620,996) (6,669,618) (55,524,685)
Net increase (decrease) .......................... 77,759 $1,003,987 (915,539) $(7,585,257)
Year ended October 31, 2024
Shares sold ................................... 2,630,976 $32,878,508 8,784,772 $73,201,812
Shares issued in reinvestment of distributions .......... 721,357 9,004,836 1,992,225 16,593,439
Shares redeemed ............................... (4,241,530) (52,728,979) (13,228,351) (110,040,587)
Net increase (decrease) .......................... (889,197) $(10,845,635) (2,451,354) $(20,245,336)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Convertible Securities Fund and Franklin Equity Income Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
Franklin Managed Income Fund Franklin Total Return Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended April 30, 2025
Shares sold ................................... 1,360,980 $17,069,065 4,051,946 $33,676,312
Shares issued in reinvestment of distributions .......... 495,743 6,196,456 495,141 4,133,566
Shares redeemed ............................... (2,548,072) (31,802,601) (4,453,806) (37,002,717)
Net increase (decrease) .......................... (691,349) $(8,537,080) 93,281 $807,161
Year ended October 31, 2024
Shares sold ................................... 2,681,206 $33,481,571 10,222,117 $85,457,564
Shares issued in reinvestment of distributions .......... 693,635 8,656,018 811,608 6,755,270
Shares redeemed ............................... (4,498,135) (55,739,540) (6,858,965) (57,118,373)
Net increase (decrease) .......................... (1,123,294) $(13,601,951) 4,174,760 $35,094,461
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Daily Access Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Long Duration Credit Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional of 0.30% per year of the average daily net assets of the Fund.
Franklin Low Duration Total Return Fund and Franklin Total Return Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of each of the Funds as follows:
Franklin Low Duration U.S. Government Securities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.500% Up to and including $5 billion
0.440% Over $5 billion, up to and including $10 billion
0.410% Over $10 billion, up to and including $15 billion
0.380% In excess of $15 billion
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Managed Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended April 30, 2025, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Effective December 12, 2024, under a subadvisory agreement, Advisers, an affiliate of FT Institutional, provides subadvisory services to Franklin Long Duration Credit Fund. The subadvisory fee is paid by FT Institutional based on the Fund's average daily net assets, and is not an additional expense of the Fund. The subadvisory fee is equal to an annual rate of 34% of the net investment advisory fee. For purposes of the subadvisory agreement, the net investment advisory fee equals (i) total investment management fee payable to FT Institutional, minus any Fund fees and/or expenses waived and/or reimbursed by
FT Institutional, minus (ii) any fees payable by FT Institutional to FT Services for administrative services.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
Annualized Fee Rate Net Assets
0.620% Up to and including $250 million
0.595% Over $250 million, up to and including $500 million
0.570% Over $500 million, up to and including $1 billion
0.545% Over $1 billion, up to and including $2.5 billion
0.520% Over $2.5 billion, up to and including $5 billion
0.495% Over $5 billion, up to and including $10 billion
0.470% Over $10 billion, up to and including $15 billion
0.445% Over $15 billion, up to and including $20 billion
0.420% In excess of $20 billion
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Gross effective investment management fee rate ........ 0.462% 0.459% 0.568%
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Gross effective investment management fee rate ........ 0.300% 0.518% 0.500%
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Gross effective investment management fee rate ........ 0.551% 0.487%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Managed Income Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class C ............................... 1.00% 1.00% 0.65%
Class R ............................... —% 0.50% —%
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. —% —% 0.10%
Class C ............................... —% 0.65% 0.65%
Class R ............................... 0.50% 0.50% —%
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Class A ............................... 0.35% 0.25%
Class C ............................... 1.00% 0.65%
Class R ............................... 0.50% 0.50%
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended April 30, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $4,352 $233,110 $21,541
CDSC retained ........................... $2,543 $5,559 $50,240
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $— $15,721 $1,224
CDSC retained ........................... $— $16,472 $119
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $76,420 $37,773
CDSC retained ........................... $11,084 $11,181
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Transfer agent fees ........................ $237,337 $439,909 $204,317
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Transfer agent fees ........................ $4,457 $199,781 $84,531
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended April 30, 2025, investments in affiliated management investment companies were as follows:
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Transfer agent fees ........................ $359,503 $334,481 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $70,682,496 $403,861,659 $(436,843,935) $— $— $37,700,220 37,700,220 $1,410,398
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $65,367,000 $(58,043,000) $— $— $7,324,000 7,324,000 $26,906
Total Affiliated Securities ... $70,682,496 $469,228,659 $(494,886,935) $— $— $45,024,220 $1,437,304
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $133,810,879 $484,115,712 $(419,509,199) $— $— $198,417,392 198,417,392 $2,605,035
Total Affiliated Securities ... $133,810,879 $484,115,712 $(419,509,199) $— $— $198,417,392 $2,605,035
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $71,138,403 $9,329,027 $(7,096,121) $— $— $73,371,309 73,371,309 $1,488,466
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Floating Rate Daily Access Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $25,526,000 $(15,880,000) $— $— $9,646,000 9,646,000 $41,117
Total Affiliated Securities ... $71,138,403 $34,855,027 $(22,976,121) $— $— $83,017,309 $1,529,583
Franklin Long Duration Credit Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $550,322 $7,960,106 $(8,319,376) $— $— $191,052 191,052 $9,689
Total Affiliated Securities ... $550,322 $7,960,106 $(8,319,376) $— $— $191,052 $9,689
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $39,511,981 $58,773,404 $(59,048,185) $— $— $39,237,200 39,237,200 $770,335
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $3,834,000 $(3,834,000) $— $— $— — $1,837
Total Affiliated Securities ... $39,511,981 $62,607,404 $(62,882,185) $— $— $39,237,200 $772,172
Franklin Low Duration U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $11,291,109 $51,839,781 $(49,431,450) $— $— $13,699,440 13,699,440 $279,713
Total Affiliated Securities ... $11,291,109 $51,839,781 $(49,431,450) $— $— $13,699,440 $279,713
Franklin Managed Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $34,371,577 $560,714,365 $(526,525,411) $— $— $68,560,531 68,560,531 $820,953
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Effective March 1, 2025, FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Long Duration Credit Fund so that the operating expenses
(excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.33% and for Class R6 do not exceed 0.30% based on the average net assets of each class until February 28, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Prior to March 1, 2025, the expenses (excluding certain fees and expenses as previously disclosed) for Franklin Long Duration
Fund were limited to 0.09% based on the average net assets of each class.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.44% and for Class R6 do not exceed 0.30% based on the average net assets of each class until February 28, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Managed Income Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $1,244,000 $38,892,444 $(34,253,000) $— $— $5,883,444 5,883,444 $64,690
Total Affiliated Securities ... $35,615,577 $599,606,809 $(560,778,411) $— $— $74,443,975 $885,643
Franklin Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $111,055,410 $328,892,852 $(396,933,003) $— $— $43,015,259 43,015,259 $1,165,546
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $666,000 $(666,000) $— $— $— — $999
Total Affiliated Securities ... $111,055,410 $329,558,852 $(397,599,003) $— $— $43,015,259 $1,166,545
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration U.S. Government Securities Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.58%
based on the average net assets of each class until February 28, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Managed Income Fund so that the operating expenses (excluding interest expense, distribution fees, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.68% based on the average net assets of each class until February 28, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Effective April 7, 2025, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.47% and for
Class R6 do not exceed 0.37% based on the average net assets of each class until February 28, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Prior to April 7, 2025, the expenses (excluding certain fees and expenses as previously disclosed) for each class of the Fund were limited to 0.58% and for Class R6 were limited to 0.47% based on average net assets of each class.
Additionally, FT Institutional has contractually agreed in advance to limit the investment management fees for Franklin Long
Duration Credit Fund to 0.00% of the average daily net assets of the Fund until February 28, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Effective March 1, 2025, the contractual waiver was eliminated.
Transfer agent fees on Class R6 shares of Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin
Floating Rate Daily Access Fund, Franklin Long Duration Credit Fund, Franklin Low Duration U.S. Government Securities
Fund and Franklin Managed Income Fund have been capped so that transfer agent fees for that class do not exceed 0.03%
based on the average net assets of the class until February 28, 2026.
h. Other Affiliated Transactions
At April 30, 2025, Templeton International Inc. owned 50.4% of Franklin Long Duration Credit Fund's outstanding shares.
Investment activities of this shareholder could have a material impact on the Fund.
During the year ended October 31, 2024, Franklin Low Duration Total Return Fund and Franklin Total Return Fund
(Funds) realized $2,725,535 and $1,731,315, respectively, of net losses resulting from in-kind transactions in which the Funds redeemed shares of the Franklin Floating Rate Income Fund, a series of Franklin Floating Rate Master Trust, for securities held by the underlying fund rather than for cash.
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2024, the capital loss carryforwards were as follows:
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 31,407,420 $ 103,190,646 $ 26,830,172
Long term ............................. 530,004,935 245,430,399 137,000,733
Total capital loss carryforwards ............ $561,412,355 $348,621,045 $163,830,905
Franklin Total
Return Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 221,773,780
Long term ............................. 447,799,794
Total capital loss carryforwards ............ $669,573,574
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
a a a a
Cost of investments ....................... $2,547,472,128 $2,991,801,739 $1,529,011,977
Unrealized appreciation ..................... $297,182,169 $1,076,396,067 $3,334,325
Unrealized depreciation ..................... (150,936,021) (94,840,855) (68,520,420)
Net unrealized appreciation (depreciation) ....... $146,246,148 $981,555,212 $(65,186,095)
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
a a a a
Cost of investments ....................... $68,281,786 $1,985,491,948 $394,909,507
Unrealized appreciation ..................... $1,308,506 $21,554,325 $3,106,035
Unrealized depreciation ..................... (936,893) (35,744,865) (4,540,024)
Net unrealized appreciation (depreciation) ....... $371,613 $(14,190,540) $(1,433,989)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales, paydown losses, bond discounts and premiums, derivative financial instruments, corporate actions, equity-linked securities, contingent securities and convertible securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2025, were as follows:
At April 30, 2025, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
Franklin
Managed
Income Fund
Franklin Total
Return Fund
a a a
Cost of investments ....................... $3,042,789,544 $3,679,754,950
Unrealized appreciation ..................... $289,584,771 $32,467,220
Unrealized depreciation ..................... (29,681,501) (179,508,302)
Net unrealized appreciation (depreciation) ....... $259,903,270 $(147,041,082)
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Purchases .............................. $359,056,526 $664,844,672 $325,407,543
Sales .................................. $352,257,858 $774,995,373 $271,777,137
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Purchases .............................. $13,068,134 $674,003,011 $40,213,853
Sales .................................. $28,261,404 $760,446,201 $30,900,205
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Purchases .............................. $950,788,581 $3,769,723,723
Sales .................................. $1,067,121,643 $3,797,006,119
Franklin
Convertible
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin
Managed
Income Fund
Securities lending transactions
a
:
Equity investments
b
......................................... $7,324,000 $9,646,000 $5,883,444
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
4. Income Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Credit Risk and Defaulted Securities
At April 30, 2025, certain or all Funds had a portion of their portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
April 30, 2025, the aggregate value of these securities for Franklin Low Duration Total Return Fund and Franklin Total Return
Fund represents less than 0.1%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
7. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Convertible Securities Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the
VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under
Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Franklin
Convertible
Securities
Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities
Fund
Credit risk ..................................... 71.1% 86.7% 11.9% 21.8%
Franklin Total
Return Fund
Credit risk ..................................... 7.6%

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At April 30, 2025, unfunded commitments were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Low Duration Total Return Fund
12,326,925
a
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 92,077 $ —
1,226,701
a
K2016470219 South Africa Ltd., B ............... 2/01/17 911 —
Total Restricted Securities (Value is —% of Net Assets) ............... $92,988 $—
Shares Issuer
Acquisition
Date Cost Value
Franklin Total Return Fund
28,762,824
b
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 221,469 $ —
2,862,311
b
K2016470219 South Africa Ltd., B ............... 2/01/17 2,125 —
Total Restricted Securities (Value is —% of Net Assets) ............... $223,594 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $860 as of April 30, 2025.
b
The Fund also invests in unrestricted securities of the issuer, valued at $2,007 as of April 30, 2025.
Borrower Unfunded Commitment
Franklin Floating Rate Daily Access Fund
Clydesdale Acquisition Holdings, Inc. $ 118,227
Signia Aerospace LLC 210,843
$ 329,070
Borrower Unfunded Commitment
Franklin Low Duration Total Return Fund
Clydesdale Acquisition Holdings, Inc. $ 9,852
$ 9,852
Borrower Unfunded Commitment
Franklin Total Return Fund
Clydesdale Acquisition Holdings, Inc. $ 9,852
Signia Aerospace LLC 24,328
$ 34,180
8. Restricted Securities
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
10. Other Derivative Information
At April 30, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Low Duration Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 7,169,788
a
Variation margin on futures
contracts
$ 1,427,649
a
Credit contracts ............
Investments in securities, at value 174,807
b
Options written, at value 56,537
Variation margin on centrally
cleared swap contracts
274,016
c
Variation margin on centrally
cleared swap contracts
240,686
c
OTC swap contracts (upfront
payments)
204,698 OTC swap contracts (upfront
receipts)
455,585
Unrealized appreciation on OTC
swap contracts
278,101 Unrealized depreciation on OTC
swap contracts
—
Total .................... $8,101,410 $2,180,457
Franklin Low Duration U.S. Government Securities Fund
Interest rate contracts .......
Variation margin on futures
contracts
989,452
a
Variation margin on futures
contracts
83,518
a
Total .................... $989,452 $83,518
Franklin Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
2,413,178
a
Variation margin on futures
contracts
1,329,052
a
Variation margin on centrally
cleared swap contracts
1,752,637
c
Variation margin on centrally
cleared swap contracts
—
Credit contracts ............
Investments in securities, at value 704,580
b
Options written, at value 574,894
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
157,845
c
OTC swap contracts (upfront
payments)
628,983 OTC swap contracts (upfront
receipts)
1,147,486
Unrealized appreciation on OTC
swap contracts
738,763 Unrealized depreciation on OTC
swap contracts
158,299
Total .................... $6,238,141 $3,367,576
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.
c
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended April 30, 2025 , the effect of derivative contracts in the Statements of Operations was as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Low Duration Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(3,142,887) Futures contracts $7,274,485
Credit contracts ...............
Investments — Investments 56,182
a
Written options — Written options 58,838
Swap contracts 246,371 Swap contracts (685,933)
Total ....................... $(2,896,516) $6,703,572
Franklin Low Duration U.S. Government Securities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (1,005,505) Futures contracts 1,591,469
Credit contracts ...............
Total ....................... $(1,005,505) $1,591,469
Franklin Managed Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Written options 10,510,979 Written options (3,471,290)
Total ....................... $10,510,979 $(3,471,290)
Franklin Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts 801,517 Futures contracts (1,581,519)
Swap contracts (281) Swap contracts (248,296)
Credit contracts ...............
Investments (1,040,000)
a
Investments 857,587
a
Written options 508,800 Written options (327,715)
Swap contracts 870,225 Swap contracts (2,528,237)
Total ....................... $1,140,261 $(3,828,180)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Statements of Operations.
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended April 30, 2025 , the average month end notional amount of futures contracts, swap contracts and options, were as follows:
At April 30, 2025, the Funds' OTC derivative assets and liabilities are as follows:
At April 30, 2025, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Franklin Low Duration
Total Return Fund
Franklin Low Duration
U.S. Government
Securities Fund
Franklin Managed
Income Fund
Futures contracts ..................................... $ 817,608,385 $ 114,662,421 $ –
Swap contracts ....................................... 46,783,571 – –
Options ............................................. 9,285,714 – 1,477,843
Franklin Total Return
Fund
Futures contracts .......................................................................... $ 422,026,733
Swap contracts ............................................................................ 171,201,429
Options .................................................................................. 22,128,571
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Low Duration Total Return Fund
Options Purchased .................................... $ 174,807 $ —
Options Written ....................................... — 56,537
Swap Contracts ....................................... 482,799 455,585
Total ............................................. $657,606 $512,122
Franklin Total Return Fund
Options Purchased .................................... 704,580 —
Options Written ....................................... — 574,894
Swap Contracts ....................................... 1,367,746 1,305,785
Total ............................................. $2,072,326 $1,880,679
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
CITI ..................... $ 177,726 $ (177,726) $ — $ — $ —
GSCO ................... 174,807 (56,537) — — 118,270
JPHQ ................... 305,073 — (305,073) — —
Total ................... $657,606 $(234,263) $(305,073) $— $118,270
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2025, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 264.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Total Return Fund
Counterparty
BNDP ................... $ — $ — $ — $ — $ —
CITI ..................... 430,338 (430,338) — — —
GSCO ................... 704,580 (574,894) — — 129,686
JPHQ ................... 937,408 — (926,278) — 11,130
Total ................... $2,072,326 $(1,005,232) $(926,278) $— $140,816
2
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
CITI ..................... $ 455,585 $ (177,726) $ — $ (260,000) $ 17,859
GSCO ................... 56,537 (56,537) — — —
JPHQ ................... — — — — —
Total ................... $512,122 $(234,263) $— $(260,000) $17,859
Franklin Total Return Fund
Counterparty
BNDP ................... 158,299 — — (158,299) —
CITI ..................... 1,147,486 (430,338) — (630,000) 87,148
GSCO ................... 574,894 (574,894) — — —
JPHQ ................... — — — — —
Total ................... $1,880,679 $(1,005,232) $— $(788,299) $87,148
a
At April 30, 2025, the Fund received U.S. Treasury Bonds, Notes and Inflation Indexed Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2025, investments in “affiliated companies” were as follows:
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended April 30, 2025, the Funds did not use the Global Credit Facility.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
UTEX Industries, Inc. ... $ 10,322,930 $ — $ — $ — $ 1,358,382 $ 11,681,312 261,340 $ 770,903
UTEX Industries, Inc.,
2/20/49 ........... 2 — — — 785 787 634 —
Total Affiliated Securities
(Value is 0.8% of Net
Assets) ........... $10,322,932 $— $— $— $1,359,167 $11,682,099 $770,903

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
a
Convertible Preferred Stocks ................ $ 319,593,906 $ — $ — $ 319,593,906
Convertible Bonds ....................... — 2,329,100,150 — 2,329,100,150
Short Term Investments ................... 45,024,220 — — 45,024,220
Total Investments in Securities ........... $364,618,126 $2,329,100,150 $— $2,693,718,276
Franklin Equity Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 3,152,926,686 — — 3,152,926,686
Equity-Linked Securities ................... — 382,085,494 — 382,085,494
Convertible Preferred Stocks ................ 234,184,450 — — 234,184,450
Short Term Investments ................... 198,417,392 5,742,929 — 204,160,321
Total Investments in Securities ........... $3,585,528,528 $387,828,423 $— $3,973,356,951
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. — 78,412 — 78,412
Machinery ............................ — — 11,681,312 11,681,312
Oil, Gas & Consumable Fuels ............. 6,616,241 — — 6,616,241
Management Investment Companies ......... 12,706,954 — — 12,706,954
Warrants ............................... — — 787 787
Corporate Bonds ........................ — 90,773,896 — 90,773,896
Senior Floating Rate Interests ............... — 1,213,967,557 — 1,213,967,557
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 83,017,309 44,983,414 — 128,000,723
Total Investments in Securities ........... $102,340,504 $1,349,803,279 $11,682,099 $1,463,825,882
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $1,998 $— $1,998
Total Other Financial Instruments ......... $— $1,998 $— $1,998
Franklin Long Duration Credit Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 63,582,724 — 63,582,724
Foreign Government and Agency Securities .... — 2,914,627 — 2,914,627
U.S. Government and Agency Securities ....... — 911,642 — 911,642
Municipal Bonds ......................... — 1,053,354 — 1,053,354
Short Term Investments ................... 191,052 — — 191,052
Total Investments in Securities ........... $191,052 $68,462,347 $— $68,653,399
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... — — —
b
—
Hotels, Restaurants & Leisure ............. — 6,789 — 6,789
Machinery ............................ — — 412,471 412,471
Specialty Retail ........................ — — —
b
—
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Warrants ............................... $ — $ — $ 982 $ 982
Corporate Bonds :
Aerospace & Defense ................... — 14,399,985 — 14,399,985
Automobile Components ................. — 2,161,356 — 2,161,356
Automobiles .......................... — 13,514,796 — 13,514,796
Banks ............................... — 171,551,500 — 171,551,500
Beverages ........................... — 6,270,576 — 6,270,576
Biotechnology ......................... — 809,685 — 809,685
Broadline Retail ....................... — — —
b
—
Building Products ...................... — 8,427,174 — 8,427,174
Capital Markets ........................ — 58,524,402 — 58,524,402
Chemicals ........................... — 5,324,717 — 5,324,717
Commercial Services & Supplies ........... — 984,712 — 984,712
Consumer Finance ..................... — 42,136,367 — 42,136,367
Consumer Staples Distribution & Retail ...... — 2,869,026 — 2,869,026
Containers & Packaging ................. — 3,058,900 — 3,058,900
Diversified REITs ...................... — 4,126,265 — 4,126,265
Diversified Telecommunication Services ..... — 6,534,729 — 6,534,729
Electric Utilities ........................ — 47,446,049 — 47,446,049
Energy Equipment & Services ............. — 1,682,913 — 1,682,913
Entertainment ......................... — 10,597,356 — 10,597,356
Financial Services ...................... — 18,829,730 —
b
18,829,730
Food Products ........................ — 19,156,240 — 19,156,240
Ground Transportation .................. — 10,585,853 — 10,585,853
Health Care Equipment & Supplies ......... — 5,442,115 — 5,442,115
Health Care Providers & Services .......... — 27,130,102 — 27,130,102
Health Care REITs ..................... — 2,652,724 — 2,652,724
Health Care Technology ................. — 3,432,135 — 3,432,135
Hotel & Resort REITs ................... — 1,149,482 — 1,149,482
Hotels, Restaurants & Leisure ............. — 12,147,511 — 12,147,511
Household Durables .................... — 8,759,615 — 8,759,615
Insurance ............................ — 75,167,640 — 75,167,640
Interactive Media & Services .............. — 2,946,294 — 2,946,294
Life Sciences Tools & Services ............ — 6,506,179 — 6,506,179
Machinery ............................ — 1,602,888 — 1,602,888
Media ............................... — 7,852,382 — 7,852,382
Metals & Mining ....................... — 7,522,222 — 7,522,222
Multi-Utilities .......................... — 7,591,680 — 7,591,680
Oil, Gas & Consumable Fuels ............. — 44,959,847 — 44,959,847
Passenger Airlines ..................... — 4,376,195 — 4,376,195
Personal Care Products ................. — 7,584,266 — 7,584,266
Pharmaceuticals ....................... — 11,323,700 — 11,323,700
Semiconductors & Semiconductor Equipment . — 15,803,499 — 15,803,499
Specialized REITs ...................... — 12,071,437 — 12,071,437
Specialty Retail ........................ — 5,097,538 — 5,097,538
Technology Hardware, Storage & Peripherals . — 6,596,937 — 6,596,937
Tobacco ............................. — 12,603,875 — 12,603,875
Trading Companies & Distributors .......... — 6,304,354 — 6,304,354
Wireless Telecommunication Services ....... — 8,050,401 — 8,050,401
Senior Floating Rate Interests ............... — 73,580,393 — 73,580,393
Marketplace Loans ....................... — — 10,761,474 10,761,474
Foreign Government and Agency Securities .... — 14,686,215 — 14,686,215
U.S. Government and Agency Securities ....... — 322,946,754 — 322,946,754
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Asset-Backed Securities ................... $ — $ 347,595,577 $ — $ 347,595,577
Commercial Mortgage-Backed Securities ...... — 47,283,403 — 47,283,403
Mortgage-Backed Securities ................ — 50,785,057 — 50,785,057
Municipal Bonds ......................... — 17,670,770 — 17,670,770
Residential Mortgage-Backed Securities ....... — 131,040,481 — 131,040,481
Agency Commercial Mortgage-Backed Securities — 82,339,387 — 82,339,387
Escrows and Litigation Trusts ............... — 38,000 860 38,860
Options Purchased ....................... — 174,807 — 174,807
Short Term Investments ................... 39,237,200 71,982,209 — 111,219,409
Total Investments in Securities ........... $39,237,200 $1,913,797,191 $11,175,787 $1,964,210,178
Other Financial Instruments:
Futures Contracts ....................... $7,169,788 $— $— $7,169,788
Swap Contracts ......................... — 552,117 — 552,117
Total Other Financial Instruments ......... $7,169,788 $552,117 $— $7,721,905
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $56,537 $— $56,537
Futures Contracts ........................ 1,427,649 — — 1,427,649
Swap Contracts ......................... — 240,686 — 240,686
Unfunded Loan Commitments ............... — 68 — 68
Total Other Financial Instruments ......... $1,427,649 $297,291 $— $1,724,940
Franklin Low Duration U.S. Government Securities Fund
Assets:
Investments in Securities:
a
U.S. Government and Agency Securities ....... — 76,972,173 — 76,972,173
Mortgage-Backed Securities ................ — 216,198,246 — 216,198,246
Agency Commercial Mortgage-Backed Securities — 85,699,725 — 85,699,725
Short Term Investments ................... 13,699,440 — — 13,699,440
Total Investments in Securities ........... $13,699,440 $378,870,144 $— $392,569,584
Other Financial Instruments:
Futures Contracts ....................... $989,452 $— $— $989,452
Total Other Financial Instruments ......... $989,452 $— $— $989,452
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $83,518 $— $— $83,518
Total Other Financial Instruments ......... $83,518 $— $— $83,518
Franklin Managed Income Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 62,711,000 — — 62,711,000
Air Freight & Logistics ................... — 17,091,203 — 17,091,203
Banks ............................... 54,226,000 — — 54,226,000
Beverages ........................... 32,647,500 — — 32,647,500
Biotechnology ......................... 72,989,500 — — 72,989,500
Building Products ...................... 16,780,000 — — 16,780,000
Capital Markets ........................ 17,313,000 — — 17,313,000
Chemicals ........................... 27,109,000 — — 27,109,000
Communications Equipment .............. 30,308,250 — — 30,308,250
Consumer Staples Distribution & Retail ...... 3,626,250 — — 3,626,250
Diversified Telecommunication Services ..... 4,406,000 — — 4,406,000
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Managed Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Electric Utilities ........................ $ 119,671,500 $ — $ — $ 119,671,500
Food Products ........................ 26,647,500 — — 26,647,500
Ground Transportation .................. 32,349,000 — — 32,349,000
Health Care Equipment & Supplies ......... 16,952,000 — — 16,952,000
Health Care Providers & Services .......... 33,914,000 — — 33,914,000
Hotels, Restaurants & Leisure ............. 29,991,250 — — 29,991,250
Household Products .................... 48,771,000 — — 48,771,000
IT Services ........................... 20,554,700 — — 20,554,700
Metals & Mining ....................... 14,850,000 — — 14,850,000
Multi-Utilities .......................... 18,567,500 — — 18,567,500
Oil, Gas & Consumable Fuels ............. 173,366,250 — — 173,366,250
Pharmaceuticals ....................... 90,963,500 — — 90,963,500
Semiconductors & Semiconductor Equipment . 82,997,750 — — 82,997,750
Specialty Retail ........................ 65,251,500 — — 65,251,500
Tobacco ............................. 34,272,000 — — 34,272,000
Equity-Linked Securities ................... — 284,674,911 — 284,674,911
Convertible Preferred Stocks ................ 65,382,750 — — 65,382,750
Corporate Bonds ........................ — 1,116,043,196 — 1,116,043,196
U.S. Government and Agency Securities ....... — 126,560,596 — 126,560,596
Asset-Backed Securities ................... — 8,025,497 — 8,025,497
Mortgage-Backed Securities ................ — 459,246,399 — 459,246,399
Short Term Investments ................... 74,443,975 19,988,337 — 94,432,312
Total Investments in Securities ........... $1,271,062,675 $2,031,630,139
c
$— $3,302,692,814
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... — — —
b
—
Energy Equipment & Services ............. 78,675 — — 78,675
Hotels, Restaurants & Leisure ............. — 3,563 — 3,563
Machinery ............................ — — 216,471 216,471
Preferred Stocks ......................... 2,771,400 — — 2,771,400
Warrants ............................... — — 515 515
Corporate Bonds :
Aerospace & Defense ................... — 23,216,485 — 23,216,485
Automobiles .......................... — 1,613,092 — 1,613,092
Banks ............................... — 193,815,514 — 193,815,514
Beverages ........................... — 4,932,436 — 4,932,436
Biotechnology ......................... — 36,102,856 — 36,102,856
Broadline Retail ....................... — — —
b
—
Building Products ...................... — 9,278,835 — 9,278,835
Capital Markets ........................ — 71,947,374 — 71,947,374
Chemicals ........................... — 6,616,532 — 6,616,532
Commercial Services & Supplies ........... — 6,539,495 — 6,539,495
Communications Equipment .............. — 14,931,972 — 14,931,972
Consumer Finance ..................... — 14,635,267 — 14,635,267
Consumer Staples Distribution & Retail ...... — 10,758,179 — 10,758,179
Containers & Packaging ................. — 4,540,337 — 4,540,337
Diversified REITs ...................... — 8,912,135 — 8,912,135
Diversified Telecommunication Services ..... — 31,578,557 — 31,578,557
Electric Utilities ........................ — 105,780,502 — 105,780,502
Electrical Equipment .................... — 2,306,173 — 2,306,173
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Electronic Equipment, Instruments &
Components ........................ $ — $ 8,272,488 $ — $ 8,272,488
Entertainment ......................... — 3,429,884 — 3,429,884
Financial Services ...................... — 26,626,533 — 26,626,533
Food Products ........................ — 34,405,404 — 34,405,404
Ground Transportation .................. — 6,501,964 — 6,501,964
Health Care Equipment & Supplies ......... — 11,930,740 — 11,930,740
Health Care Providers & Services .......... — 66,475,008 — 66,475,008
Health Care REITs ..................... — 9,529,549 — 9,529,549
Health Care Technology ................. — 4,472,176 — 4,472,176
Hotel & Resort REITs ................... — 8,080,653 — 8,080,653
Hotels, Restaurants & Leisure ............. — 10,624,424 — 10,624,424
Household Durables .................... — 9,309,877 — 9,309,877
Independent Power and Renewable Electricity
Producers .......................... — 13,559,841 — 13,559,841
Insurance ............................ — 58,880,111 — 58,880,111
Interactive Media & Services .............. — 10,706,163 — 10,706,163
Life Sciences Tools & Services ............ — 1,515,893 — 1,515,893
Machinery ............................ — 812,705 — 812,705
Media ............................... — 51,639,762 — 51,639,762
Metals & Mining ....................... — 17,135,904 — 17,135,904
Multi-Utilities .......................... — 18,444,448 — 18,444,448
Oil, Gas & Consumable Fuels ............. — 110,303,630 — 110,303,630
Paper & Forest Products ................. — 1,962,610 — 1,962,610
Passenger Airlines ..................... — 12,828,865 — 12,828,865
Personal Care Products ................. — 7,311,280 — 7,311,280
Pharmaceuticals ....................... — 25,366,358 — 25,366,358
Residential REITs ...................... — 3,187,830 — 3,187,830
Semiconductors & Semiconductor Equipment . — 11,636,771 — 11,636,771
Software ............................. — 19,162,275 — 19,162,275
Specialized REITs ...................... — 19,820,260 — 19,820,260
Technology Hardware, Storage & Peripherals . — 7,313,357 — 7,313,357
Textiles, Apparel & Luxury Goods .......... — 2,187,557 — 2,187,557
Tobacco ............................. — 9,014,755 — 9,014,755
Trading Companies & Distributors .......... — 18,353,877 — 18,353,877
Wireless Telecommunication Services ....... — 24,487,431 — 24,487,431
Senior Floating Rate Interests ............... — 73,844,830 — 73,844,830
Marketplace Loans ....................... — — 9,931,232 9,931,232
Foreign Government and Agency Securities .... — 38,086,538 — 38,086,538
U.S. Government and Agency Securities ....... — 572,437,958 — 572,437,958
Asset-Backed Securities ................... — 250,973,599 — 250,973,599
Commercial Mortgage-Backed Securities ...... — 67,842,714 — 67,842,714
Mortgage-Backed Securities ................ — 1,091,277,296 — 1,091,277,296
Municipal Bonds ......................... — 55,687,970 — 55,687,970
Residential Mortgage-Backed Securities ....... — 76,037,552 — 76,037,552
Agency Commercial Mortgage-Backed Securities — 55,461,483 — 55,461,483
Escrows and Litigation Trusts ............... — 60,000 2,007 62,007
Options Purchased ....................... — 704,580 — 704,580
Short Term Investments ................... 43,015,259 — — 43,015,259
Total Investments in Securities ........... $45,865,334 $3,475,214,207 $10,150,225 $3,531,229,766
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period . At April 30, 2025 , the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Other Financial Instruments:
Futures Contracts ....................... $2,413,178 $— $— $2,413,178
Swap Contracts ......................... — 2,491,400 — 2,491,400
Total Other Financial Instruments ......... $2,413,178 $2,491,400 $— $4,904,578
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $574,894 $— $574,894
Futures Contracts ........................ 1,329,052 — — 1,329,052
Swap Contracts ......................... — 316,144 — 316,144
Unfunded Loan Commitments ............... — 205 — 205
Total Other Financial Instruments ......... $1,329,052 $891,243 $— $2,220,295
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $17,091,203, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Machinery ......... — — — 364,506 — — — 47,965 412,471 47,965
Specialty Retail ..... —
d
— — — — — — — —
d
—
Warrants :
Machinery ......... 3 — — — — — — 979 982 979
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Financial Services ... —
d
— — — — — — — —
d
—
Marketplace Loans :
Financial Services ... 30,550,636 50,486 (19,832,483) — — — 98,840 (106,005) 10,761,474 (3,585,079)
Escrows and Litigation
Trusts : —
d
— — — — — — 860 860 860
Total Investments in
Securities ............ $30,550,639 $50,486 $(19,832,483) $364,506 $— $— $98,840 $(56,201) $11,175,787 $(3,535,275)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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14. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
15. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Abbreviations
Counterparty
BNDP
BNP Paribas SA
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
Currency
BRL
Brazilian Real
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.EM.
Series number
CDX North America Emerging Markets Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.41%
Selected Portfolio
ADR
American Depositary Receipt
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
H15BDI
U.S. Treasury Bill Auction High Discount Rate
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note

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FRANKLIN INVESTORS SECURITIES TRUST
Franklin Long Duration Credit Fund
(Fund)
At a meeting held on December 11, 2024 (Meeting), the Board of Trustees (Board) of Franklin Investors Securities Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved a new investment sub-advisory agreement between Franklin Templeton
Institutional, LLC (Manager), the Fund’s investment manager, and Franklin Advisers, Inc. (Sub-Adviser), an affiliate of the
Manager, on behalf of the Fund (Sub-Advisory Agreement), effective on December 12, 2024 for an initial two-year period. The
Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Sub-Advisory Agreement.
The Board reviewed and considered information provided by the Manager at the Meeting with respect to the Sub-Advisory
Agreement. The Board also reviewed and considered the factors it deemed relevant in approving the Sub-Advisory
Agreement, including, but not limited to: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser;
and (ii) the costs of the services to be provided by the Sub-Adviser. The Board further reviewed and considered information provided by management showing the expected impact of hiring the Sub-Adviser on the Manager’s profitability consistent with the Order (as defined below). The Board also considered that management proposed that the Board approve the Sub-Advisory
Agreement in order to facilitate a portfolio management team change. The Board reviewed and further considered the form of
Sub-Advisory Agreement and the terms of the Sub-Advisory Agreement, which were discussed at the Meeting, noting that the terms and conditions of the Sub-Advisory Agreement were identical (except with respect to the sub-advisory fee) to the terms and conditions of sub-advisory agreements for other Franklin Templeton (FT) mutual funds.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the Sub-Advisory Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the hiring of the Sub-Adviser is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or Sub-Adviser derives an inappropriate advantage. The Board also determined, through the exercise of its business judgment, that the terms of the Sub-Advisory
Agreement are fair and reasonable. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Sub-Adviser and currently being provided by the Manager and its affiliates to the Fund and its shareholders. In doing so, the Board noted that the Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Manager by the U.S. Securities and Exchange Commission, whereby the Manager and the Fund may, without shareholder approval, enter into sub-advisory agreements with sub-advisers that are indirect or direct wholly owned subsidiaries of Franklin Resources, Inc. (FRI). In particular, with respect to the Sub-Adviser, the Board took into account Management’s representation that there would be no change in services to the Fund, rather reflects that the new portfolio manager proposed to serve as an additional portfolio manager for the Fund is an employee of the Sub-Adviser.
The Board reviewed and considered information regarding the nature, quality and extent of investment sub-advisory services to be provided by the Sub-Adviser to the Fund and its shareholders under the Sub-Advisory Agreement; the Sub-Adviser’s experience as a manager of other funds and accounts, including those within the FT organization; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Sub-Adviser and the Sub-
Adviser’s capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the federal securities laws.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of FRI, the parent of the Manager and the Sub-Adviser, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its shareholders.
Fund Performance
The Board noted that the Fund commenced operations on August 22, 2023 and that given the Fund’s short operating history and proposed portfolio management team enhancement it determined that additional time will be needed to evaluate the effectiveness of management’s actions.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the investment sub-advisory fee to be charged by the Sub-Adviser.
The Board noted that the addition of the Sub-Adviser will have no impact on the amount of management fees that are currently paid by the Fund as the Sub-Adviser will be paid by the Manager out of the management fee that the Manager receives from the Fund. The Board further noted that the proposed allocation of the fee between the Manager and the Sub-Adviser reflected the revised apportionment of services to be provided and responsibilities between the Manager and Sub-Adviser. The Board concluded that the proposed investment sub-advisory fee to be paid to the Sub-Adviser is reasonable.

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Management Profitability and Economies of Scale
The Board noted management’s representation that the Manager’s profitability is not expected to materially change as a result of the addition of the Sub-Adviser. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted
that it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including a majority of the Independent Trustees, approved the Sub-Advisory Agreement for the Fund effective on or about December 12, 2024 for an initial two-year period.
Franklin Total Return Fund
(Fund)
At a meeting held on December 11, 2024 (Meeting), the Board of Trustees (Board) of Franklin Investors Securities Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940) (Independent Trustees), reviewed and approved an amendment to the existing investment sub-advisory agreement between Franklin Advisers, Inc. (Manager), the Fund’s investment manager, and Franklin Templeton Institutional, LLC (Sub-
Adviser), an affiliate of the Manager, effective on December 12, 2024 (Amended Sub-Advisory Agreement). The Independent
Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the
Amended Sub-Advisory Agreement.
The Board reviewed and considered information provided by the Manager at the Meeting with respect to the Amended Sub-
Advisory Agreement. The Board also reviewed and considered the factors it deemed relevant in approving the Amended
Sub-Advisory Agreement, including, but not limited to: (i) the nature, extent, and quality of the services currently provided and to be provided by the Sub-Adviser; and (ii) the costs of the services currently provided and to be provided by the Sub-Adviser.
The Board also considered that management proposed that the Board approve the Amended Sub-Advisory Agreement in connection with portfolio management team enhancements. The Board reviewed and further considered the form of Amended
Sub-Advisory Agreement and the terms of the Amended Sub-Advisory Agreement, which were discussed at the Meeting, noting that the terms and conditions of the Amended Sub-Advisory Agreement were substantially similar (except with respect to the sub-advisory fee) to the terms and conditions of sub-advisory agreements for other Franklin Templeton (FT) mutual funds.
In approving the Amended Sub-Advisory Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Amended Sub-Advisory Agreement are fair and reasonable and that the continuance of the Amended Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services currently provided and to be provided by the Sub-Adviser and currently being provided by the Manager and its affiliates to the
Fund and its shareholders. In doing so, the Board noted that the Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Manager by the U.S. Securities and Exchange Commission, whereby the Manager and the Fund may, without shareholder approval, amend sub-advisory agreements with sub-advisers that are indirect or direct wholly owned subsidiaries of Franklin Resources, Inc. (FRI). In particular, with respect to the Sub-Adviser, the Board took into account the Manager’s enhanced portfolio management resources as a result of the acquisition of the parent company of
Putnam Investment Management and the resulting revised apportionment of advisory services and responsibilities as between the Manager and the Sub-Adviser. The Board reviewed and considered information regarding the nature, quality and extent of

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investment sub-advisory services currently provided and to be provided by the Sub-Adviser to the Fund and its shareholders under the Amended Sub-Advisory Agreement; the Sub-Adviser’s experience as a manager of other funds and accounts, including those within the FT organization; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Sub-Adviser and the Sub-Adviser’s capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the federal securities laws.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of FRI, the parent of the Manager and the Sub-Adviser, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services currently provided and to be provided by the Sub-Adviser to the Fund and its shareholders.
Fund Performance
The Board noted its review and consideration of and conclusions made regarding the performance results of the Fund in connection with the May 2024 annual contract renewal (Annual Contract Renewal) of the Fund’s investment management agreement and existing investment sub-advisory agreement at regular Board meetings throughout the year.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the reduction in the investment sub-advisory fee to be charged by the Sub-Adviser as a result of the revised apportionment of advisory services and responsibilities as between the Manager and the Sub-Adviser. The Board noted that the amended sub-advisory fee will have no impact on the amount of management fees that are currently paid by the Fund as the Sub-Adviser is paid by the Manager out of the management fee that the Manager receives from the Fund. The Board further noted that the allocation of the fee between the Manager and the Sub-Adviser reflects the services provided and to be provided by the Sub-Adviser pursuant to the Amended Sub-Advisory Agreement. The
Board concluded that the proposed investment sub-advisory fee to be paid to the Sub-Adviser is reasonable.
Management Profitability and Economies of Scale
The Board determined that its conclusions regarding profitability and economies of scale reached in connection with the
Annual Contract Renewal of the investment management agreement with the Manager had not changed as a result of the proposal to approve the Amended Sub-Advisory Agreement.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Amended Sub-Advisory Agreement effective on December 12, 2024.

FIST-SFSOI 06/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Investors Securities Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	June 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 26, 2025